UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1 SunAmerica Center, Los Angeles, CA	90067-6022
(Address of principal executive offices)	(Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: January 31

Date of reporting period: July 31, 2012

Item 1.	Reports to Stockholders

This filing is on behalf of thirty-three of the thirty-eight Investment Company Series of SunAmerica Series Trust.

SUNAMERICA SERIES TRUST

SEMI-ANNUAL REPORT

JULY 31, 2012

Dear SunAmerica Series Trust Investor:

We are pleased to present our annual report for the SunAmerica Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

The following report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended July 31, 2012. The report may also contain information on portfolios not currently available in your variable contract.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

Jana Waring Greer

President and CEO,

SunAmerica Annuity and Life Assurance Company

President, SunAmerica Retirement Markets,

The United States Life Insurance Company in the City of New York

September 4, 2012

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

See reverse side for additional information.

1

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

— Not FDIC or NCUA/NCUSIF Insured

— May Lose Value — No Bank or Credit Union Guarantee

— Not a Deposit — Not insured by any Federal Government Agency

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE July 31, 2012

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at February 1, 2012 and held until July 31, 2012. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management Corp., the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During The Period Ended July 31, 2012” to estimate the expenses you paid on your account during this period. The “Expenses Paid During The Period Ended July 31, 2012” column and the “Expense Ratio as of July 31, 2012” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Period Ended July 31, 2012” would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During The Period Ended July 31, 2012” column and the “Expense Ratio as of July 31, 2012” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Period Ended July 31, 2012” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) July 31, 2012

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2012	Ending Account Value Using Actual Return at July 31, 2012	Expenses Paid During The Period Ended July 31, 2012*	Beginning Account Value at February 1, 2012	Ending Account Value Using a Hypothetical 5% Assumed Return at July 31, 2012	Expenses Paid During The Period Ended July 31, 2012*	Expense Ratio as of July 31, 2012*
Cash Management
Class 1	$1,000.00	$999.06	$2.58	$1,000.00	$1,022.28	$2.61	0.52%
Class 2	$1,000.00	$998.11	$3.33	$1,000.00	$1,021.53	$3.37	0.67%
Class 3	$1,000.00	$997.16	$3.82	$1,000.00	$1,021.03	$3.87	0.77%
Corporate Bond
Class 1	$1,000.00	$1,051.43	$2.96	$1,000.00	$1,021.98	$2.92	0.58%
Class 2	$1,000.00	$1,050.04	$3.72	$1,000.00	$1,021.23	$3.67	0.73%
Class 3	$1,000.00	$1,049.45	$4.23	$1,000.00	$1,020.74	$4.17	0.83%
Global Bond
Class 1	$1,000.00	$1,017.36	$3.61	$1,000.00	$1,021.28	$3.62	0.72%
Class 2	$1,000.00	$1,016.68	$4.36	$1,000.00	$1,020.54	$4.37	0.87%
Class 3	$1,000.00	$1,015.96	$4.86	$1,000.00	$1,020.04	$4.87	0.97%
High-Yield Bond
Class 1	$1,000.00	$1,065.22	$3.65	$1,000.00	$1,021.33	$3.57	0.71%
Class 2	$1,000.00	$1,063.52	$4.41	$1,000.00	$1,020.59	$4.32	0.86%
Class 3	$1,000.00	$1,061.82	$4.92	$1,000.00	$1,020.09	$4.82	0.96%
Total Return Bond
Class 1	$1,000.00	$1,042.62	$3.35	$1,000.00	$1,021.58	$3.32	0.66%
Class 2	$1,000.00	$1,042.86	$4.11	$1,000.00	$1,020.84	$4.07	0.81%
Class 3	$1,000.00	$1,043.00	$4.62	$1,000.00	$1,020.34	$4.57	0.91%
Balanced@
Class 1	$1,000.00	$1,040.61	$4.11	$1,000.00	$1,020.84	$4.07	0.81%
Class 2	$1,000.00	$1,040.00	$4.87	$1,000.00	$1,020.09	$4.82	0.96%
Class 3	$1,000.00	$1,039.39	$5.32	$1,000.00	$1,019.64	$5.27	1.05%
MFS Total Return@			.
Class 1	$1,000.00	$1,040.97	$3.65	$1,000.00	$1,021.28	$3.62	0.72%
Class 2	$1,000.00	$1,040.35	$4.41	$1,000.00	$1,020.54	$4.37	0.87%
Class 3	$1,000.00	$1,039.73	$4.92	$1,000.00	$1,020.04	$4.87	0.97%
SunAmerica Dynamic Allocation#
Class 3	$1,000.00	$1,019.88	$2.76	$1,000.00	$1,022.13	$2.77	0.55%
SunAmerica Dynamic Strategy#+
Class 3	$1,000.00	$1,009.00	$0.24	$1,000.00	$1,022.13	$2.77	0.55%
Telecom Utility@
Class 1	$1,000.00	$1,065.59	$6.01	$1,000.00	$1,019.05	$5.87	1.17%
Class 2	$1,000.00	$1,064.75	$6.78	$1,000.00	$1,018.30	$6.62	1.32%
Class 3	$1,000.00	$1,063.96	$7.34	$1,000.00	$1,017.75	$7.17	1.43%
Equity Index#
Class 1	$1,000.00	$1,056.41	$2.81	$1,000.00	$1,022.13	$2.77	0.55%
Growth-Income@
Class 1	$1,000.00	$1,067.00	$3.65	$1,000.00	$1,021.33	$3.57	0.71%
Class 2	$1,000.00	$1,066.15	$4.42	$1,000.00	$1,020.59	$4.32	0.86%
Class 3	$1,000.00	$1,065.75	$4.93	$1,000.00	$1,020.09	$4.82	0.96%
Equity Opportunities
Class 1	$1,000.00	$1,066.45	$4.73	$1,000.00	$1,020.29	$4.62	0.92%
Class 2	$1,000.00	$1,065.67	$5.44	$1,000.00	$1,019.59	$5.32	1.06%
Class 3	$1,000.00	$1,064.95	$6.01	$1,000.00	$1,019.05	$5.87	1.17%
Davis Venture Value@
Class 1	$1,000.00	$1,026.19	$3.93	$1,000.00	$1,020.98	$3.92	0.78%
Class 2	$1,000.00	$1,025.34	$4.68	$1,000.00	$1,020.24	$4.67	0.93%
Class 3	$1,000.00	$1,024.52	$5.18	$1,000.00	$1,019.74	$5.17	1.03%
“Dogs” of Wall Street
Class 1	$1,000.00	$1,084.76	$3.84	$1,000.00	$1,021.18	$3.72	0.74%
Class 2	$1,000.00	$1,083.72	$4.61	$1,000.00	$1,020.44	$4.47	0.89%
Class 3	$1,000.00	$1,082.76	$5.13	$1,000.00	$1,019.94	$4.97	0.99%
Alliance Growth@
Class 1	$1,000.00	$1,007.42	$3.49	$1,000.00	$1,021.38	$3.52	0.70%
Class 2	$1,000.00	$1,007.03	$4.24	$1,000.00	$1,020.64	$4.27	0.85%
Class 3	$1,000.00	$1,006.23	$4.74	$1,000.00	$1,020.14	$4.77	0.95%

4

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) July 31, 2012

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2012	Ending Account Value Using Actual Return at July 31, 2012	Expenses Paid During The Period Ended July 31, 2012*	Beginning Account Value at February 1, 2012	Ending Account Value Using a Hypothetical 5% Assumed Return at July 31, 2012	Expenses Paid During The Period Ended July 31, 2012*	Expense Ratio as of July 31, 2012*
Capital Growth#
Class 1	$1,000.00	$1,037.99	$5.12	$1,000.00	$1,019.84	$5.07	1.01%
Class 2	$1,000.00	$1,037.29	$5.88	$1,000.00	$1,019.10	$5.82	1.16%
Class 3	$1,000.00	$1,036.40	$6.38	$1,000.00	$1,018.60	$6.32	1.26%
MFS Massachusetts Investors Trust@
Class 1	$1,000.00	$1,063.64	$4.00	$1,000.00	$1,020.98	$3.92	0.78%
Class 2	$1,000.00	$1,062.98	$4.72	$1,000.00	$1,020.29	$4.62	0.92%
Class 3	$1,000.00	$1,063.11	$5.23	$1,000.00	$1,019.79	$5.12	1.02%
Fundamental Growth@
Class 1	$1,000.00	$1,052.32	$4.85	$1,000.00	$1,020.14	$4.77	0.95%
Class 2	$1,000.00	$1,052.25	$5.61	$1,000.00	$1,019.39	$5.52	1.10%
Class 3	$1,000.00	$1,051.44	$6.12	$1,000.00	$1,018.90	$6.02	1.20%
Blue Chip Growth#@						.
Class 1	$1,000.00	$1,023.16	$4.28	$1,000.00	$1,020.64	$4.27	0.85%
Class 2	$1,000.00	$1,023.19	$5.03	$1,000.00	$1,019.89	$5.02	1.00%
Class 3	$1,000.00	$1,021.86	$5.53	$1,000.00	$1,019.39	$5.52	1.10%
Real Estate
Class 1	$1,000.00	$1,101.12	$4.34	$1,000.00	$1,020.74	$4.17	0.83%
Class 2	$1,000.00	$1,099.92	$5.12	$1,000.00	$1,019.99	$4.92	0.98%
Class 3	$1,000.00	$1,099.55	$5.64	$1,000.00	$1,019.49	$5.42	1.08%
Small Company Value
Class 1	$1,000.00	$941.01	$5.16	$1,000.00	$1,019.54	$5.37	1.07%
Class 3	$1,000.00	$939.50	$6.32	$1,000.00	$1,018.35	$6.57	1.31%
Mid-Cap Growth@
Class 1	$1,000.00	$987.02	$4.30	$1,000.00	$1,020.54	$4.37	0.87%
Class 2	$1,000.00	$985.95	$5.04	$1,000.00	$1,019.79	$5.12	1.02%
Class 3	$1,000.00	$985.83	$5.53	$1,000.00	$1,019.29	$5.62	1.12%
Aggressive Growth@
Class 1	$1,000.00	$1,023.95	$4.63	$1,000.00	$1,020.29	$4.62	0.92%
Class 2	$1,000.00	$1,023.14	$5.38	$1,000.00	$1,019.54	$5.37	1.07%
Class 3	$1,000.00	$1,023.32	$5.89	$1,000.00	$1,019.05	$5.87	1.17%
Growth Opportunities@
Class 1	$1,000.00	$1,004.01	$4.19	$1,000.00	$1,020.69	$4.22	0.84%
Class 2	$1,000.00	$1,004.08	$4.93	$1,000.00	$1,019.94	$4.97	0.99%
Class 3	$1,000.00	$1,002.74	$5.43	$1,000.00	$1,019.44	$5.47	1.09%
Marsico Focused Growth@
Class 1	$1,000.00	$1,027.25	$4.84	$1,000.00	$1,020.09	$4.82	0.96%
Class 2	$1,000.00	$1,027.54	$5.60	$1,000.00	$1,019.34	$5.57	1.11%
Class 3	$1,000.00	$1,026.65	$6.10	$1,000.00	$1,018.85	$6.07	1.21%
Technology#@
Class 1	$1,000.00	$950.00	$5.82	$1,000.00	$1,018.90	$6.02	1.20%
Class 2	$1,000.00	$945.95	$6.58	$1,000.00	$1,018.10	$6.82	1.36%
Class 3	$1,000.00	$948.81	$7.07	$1,000.00	$1,017.60	$7.32	1.46%
Small & Mid Cap Value@
Class 1	$1,000.00	$984.23	$4.79	$1,000.00	$1,020.04	$4.87	0.97%
Class 2	$1,000.00	$984.22	$5.62	$1,000.00	$1,019.19	$5.72	1.14%
Class 3	$1,000.00	$983.00	$6.11	$1,000.00	$1,018.70	$6.22	1.24%
International Growth and Income#@
Class 1	$1,000.00	$1,001.24	$5.03	$1,000.00	$1,019.84	$5.07	1.01%
Class 2	$1,000.00	$1,000.00	$5.77	$1,000.00	$1,019.10	$5.82	1.16%
Class 3	$1,000.00	$1,000.00	$6.27	$1,000.00	$1,018.60	$6.32	1.26%
Global Equities@
Class 1	$1,000.00	$1,009.81	$5.20	$1,000.00	$1,019.69	$5.22	1.04%
Class 2	$1,000.00	$1,009.08	$5.94	$1,000.00	$1,018.95	$5.97	1.19%
Class 3	$1,000.00	$1,009.12	$6.44	$1,000.00	$1,018.45	$6.47	1.29%
International Diversified Equities
Class 1	$1,000.00	$989.92	$5.00	$1,000.00	$1,019.84	$5.07	1.01%
Class 2	$1,000.00	$988.61	$5.74	$1,000.00	$1,019.10	$5.82	1.16%
Class 3	$1,000.00	$987.33	$6.23	$1,000.00	$1,018.60	$6.32	1.26%

5

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) July 31, 2012

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2012	Ending Account Value Using Actual Return at July 31, 2012	Expenses Paid During The Period Ended July 31, 2012*	Beginning Account Value at February 1, 2012	Ending Account Value Using a Hypothetical 5% Assumed Return at July 31, 2012	Expenses Paid During The Period Ended July 31, 2012*	Expense Ratio as of July 31, 2012*
Emerging Markets@
Class 1	$1,000.00	$927.74	$6.23	$1,000.00	$1,018.40	$6.52	1.30%
Class 2	$1,000.00	$927.18	$6.95	$1,000.00	$1,017.65	$7.27	1.45%
Class 3	$1,000.00	$926.70	$7.43	$1,000.00	$1,017.16	$7.77	1.55%
Foreign Value@
Class 1	$1,000.00	$960.51	$4.53	$1,000.00	$1,020.24	$4.67	0.93%
Class 2	$1,000.00	$959.72	$5.16	$1,000.00	$1,019.59	$5.32	1.06%
Class 3	$1,000.00	$958.89	$5.65	$1,000.00	$1,019.10	$5.82	1.16%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 366 days, except for the SunAmerica Dynamic Strategy Portfolio, “Actual Return” information which were multiplied by 16 days divided by 366 days. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Period Ended July 31, 2012” and “Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Period Ended July 31, 2012” and the “Expense Ratios” would have been lower.
+	Commencement of operations on July 16, 2012
@	Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio’s expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2012	Ending Account Value Using Actual Return at July 31, 2012	Expenses Paid During The Period Ended July 31, 2012*	Beginning Account Value at February 1, 2012	Ending Account Value Using a Hypothetical 5% Assumed Return at July 31, 2012	Expenses Paid During The Period Ended July 31, 2012*	Expense Ratio as of July 31, 2012*
Balanced
Class 1	$1,000.00	$1,040.61	$4.11	$1,000.00	$1,020.84	$4.07	0.81%
Class 2	$1,000.00	$1,040.00	$4.87	$1,000.00	$1,020.09	$4.82	0.96%
Class 3	$1,000.00	$1,039.39	$5.32	$1,000.00	$1,019.64	$5.27	1.05%
MFS Total Return
Class 1	$1,000.00	$1,040.97	$3.65	$1,000.00	$1,021.28	$3.62	0.72%
Class 2	$1,000.00	$1,040.35	$4.41	$1,000.00	$1,020.54	$4.37	0.87%
Class 3	$1,000.00	$1,039.73	$4.92	$1,000.00	$1,020.04	$4.87	0.97%
Telecom Utility
Class 1	$1,000.00	$1,065.59	$6.01	$1,000.00	$1,019.05	$5.87	1.17%
Class 2	$1,000.00	$1,064.75	$6.78	$1,000.00	$1,018.30	$6.62	1.32%
Class 3	$1,000.00	$1,063.96	$7.34	$1,000.00	$1,017.75	$7.17	1.43%
Growth-Income
Class 1	$1,000.00	$1,067.00	$3.65	$1,000.00	$1,021.33	$3.57	0.71%
Class 2	$1,000.00	$1,066.15	$4.42	$1,000.00	$1,020.59	$4.32	0.86%
Class 3	$1,000.00	$1,065.75	$4.93	$1,000.00	$1,020.09	$4.82	0.96%
Davis Venture Value
Class 1	$1,000.00	$1,026.19	$3.93	$1,000.00	$1,020.98	$3.92	0.78%
Class 2	$1,000.00	$1,025.34	$4.68	$1,000.00	$1,020.24	$4.67	0.93%
Class 3	$1,000.00	$1,024.52	$5.18	$1,000.00	$1,019.74	$5.17	1.03%
Alliance Growth
Class 1	$1,000.00	$1,007.42	$3.44	$1,000.00	$1,021.43	$3.47	0.69%
Class 2	$1,000.00	$1,007.03	$4.19	$1,000.00	$1,020.69	$4.22	0.84%
Class 3	$1,000.00	$1,006.23	$4.69	$1,000.00	$1,020.19	$4.72	0.94%
MFS Massachusetts Investors Trust
Class 1	$1,000.00	$1,063.64	$4.00	$1,000.00	$1,020.98	$3.92	0.78%
Class 2	$1,000.00	$1,062.98	$4.72	$1,000.00	$1,020.29	$4.62	0.92%
Class 3	$1,000.00	$1,063.11	$5.23	$1,000.00	$1,019.79	$5.12	1.02%
Fundamental Growth
Class 1	$1,000.00	$1,052.32	$4.80	$1,000.00	$1,020.19	$4.72	0.94%
Class 2	$1,000.00	$1,052.25	$5.56	$1,000.00	$1,019.44	$5.47	1.09%
Class 3	$1,000.00	$1,051.44	$6.07	$1,000.00	$1,018.95	$5.97	1.19%

6

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) July 31, 2012

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2012	Ending Account Value Using Actual Return at July 31, 2012	Expenses Paid During The Period Ended July 31, 2012*	Beginning Account Value at February 1, 2012	Ending Account Value Using a Hypothetical 5% Assumed Return at July 31, 2012	Expenses Paid During The Period Ended July 31, 2012*	Expense Ratio as of July 31, 2012*
Blue Chip Growth
Class 1	$1,000.00	$1,023.16	$4.23	$1,000.00	$1,020.69	$4.22	0.84%
Class 2	$1,000.00	$1,023.19	$4.98	$1,000.00	$1,019.94	$4.97	0.99%
Class 3	$1,000.00	$1,021.86	$5.48	$1,000.00	$1,019.44	$5.47	1.09%
Mid-Cap Growth
Class 1	$1,000.00	$987.02	$4.25	$1,000.00	$1,020.59	$4.32	0.86%
Class 2	$1,000.00	$985.95	$4.99	$1,000.00	$1,019.84	$5.07	1.01%
Class 3	$1,000.00	$985.83	$5.48	$1,000.00	$1,019.34	$5.57	1.11%
Aggressive Growth
Class 1	$1,000.00	$1,023.95	$4.58	$1,000.00	$1,020.34	$4.57	0.91%
Class 2	$1,000.00	$1,023.14	$5.33	$1,000.00	$1,019.59	$5.32	1.06%
Class 3	$1,000.00	$1,023.32	$5.84	$1,000.00	$1,019.10	$5.82	1.16%
Growth Opportunities
Class 1	$1,000.00	$1,004.01	$4.14	$1,000.00	$1,020.74	$4.17	0.83%
Class 2	$1,000.00	$1,004.08	$4.88	$1,000.00	$1,019.99	$4.92	0.98%
Class 3	$1,000.00	$1,002.74	$5.38	$1,000.00	$1,019.49	$5.42	1.08%
Marsico Focused Growth
Class 1	$1,000.00	$1,027.25	$4.84	$1,000.00	$1,020.09	$4.82	0.96%
Class 2	$1,000.00	$1,027.54	$5.60	$1,000.00	$1,019.34	$5.57	1.11%
Class 3	$1,000.00	$1,026.65	$6.10	$1,000.00	$1,018.85	$6.07	1.21%
Technology
Class 1	$1,000.00	$950.00	$5.67	$1,000.00	$1,019.05	$5.87	1.17%
Class 2	$1,000.00	$945.95	$6.43	$1,000.00	$1,018.25	$6.67	1.33%
Class 3	$1,000.00	$948.81	$6.93	$1,000.00	$1,017.75	$7.17	1.43%
Small & Mid Cap Value
Class 1	$1,000.00	$984.23	$4.74	$1,000.00	$1,020.09	$4.82	0.96%
Class 2	$1,000.00	$984.22	$5.57	$1,000.00	$1,019.24	$5.67	1.13%
Class 3	$1,000.00	$983.00	$6.06	$1,000.00	$1,018.75	$6.17	1.23%
International Growth and Income
Class 1	$1,000.00	$1,001.24	$5.03	$1,000.00	$1,019.84	$5.07	1.01%
Class 2	$1,000.00	$1,000.00	$5.77	$1,000.00	$1,019.10	$5.82	1.16%
Class 3	$1,000.00	$1,000.00	$6.27	$1,000.00	$1,018.60	$6.32	1.26%
Global Equities
Class 1	$1,000.00	$1,009.81	$5.20	$1,000.00	$1,019.69	$5.22	1.04%
Class 2	$1,000.00	$1,009.08	$5.94	$1,000.00	$1,018.95	$5.97	1.19%
Class 3	$1,000.00	$1,009.12	$6.44	$1,000.00	$1,018.45	$6.47	1.29%
Emerging Markets
Class 1	$1,000.00	$927.74	$6.04	$1,000.00	$1,018.60	$6.32	1.26%
Class 2	$1,000.00	$927.18	$6.76	$1,000.00	$1,017.85	$7.07	1.41%
Class 3	$1,000.00	$926.70	$7.23	$1,000.00	$1,017.35	$7.57	1.51%
Foreign Value
Class 1	$1,000.00	$960.51	$4.53	$1,000.00	$1,020.24	$4.67	0.93%
Class 2	$1,000.00	$959.72	$5.16	$1,000.00	$1,019.59	$5.32	1.06%
Class 3	$1,000.00	$958.89	$5.65	$1,000.00	$1,019.10	$5.82	1.16%

7

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO PROFILE — July 31, 2012 — (unaudited)

Industry Allocation*

Banks-Foreign-US Branches	32.0%
U.S. Government Agencies	26.7
Asset Backed Commercial Paper/Fully Supported	13.9
Municipal	6.8
Asset Backed Commercial Paper/Auto	5.2
Diversified	4.5
Asset Backed Commercial Paper/Diversified	3.8
Banks-Domestic	2.8
Sovereigns/Supranational	1.9
Retail	1.1
Food & Beverage	0.8
Asset Backed Commercial Paper/Trade Receivables	0.7
Higher Education	0.1
Asset Backed/Structured Investment	0.0

100.3%

Credit Quality#†

Government-Agency	26.6%
Government-Treasury	1.8
P-1.	58.1
Aaa.	2.4
Aa1.	3.5
Aa2.	0.5
Aa3.	0.8
A-1.	0.1
VMIG1.	0.3
Not rated@	5.9

100.0%

*	Calculated as a percentage of net assets
#	Calculated as a percentage of total debt issues.
†	Source: Moody's
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Weighted Average days to Maturity — 46.0 days

8

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 100.3%
Asset-Backed Commercial Paper — 23.6%
Chariot Funding LLC 0.25% due 8/01/2012*	$3,300,000	$3,300,000
Chariot Funding LLC 0.25% due 8/16/2012*	3,015,000	3,014,686
FCAR Owner Trust 0.28% due 10/01/2012	3,750,000	3,748,350
FCAR Owner Trust 0.30% due 9/12/2012	105,000	104,963
FCAR Owner Trust 0.45% due 1/02/2013	2,872,000	2,866,342
FCAR Owner Trust I 0.45% due 10/01/2012	3,000,000	2,998,680
Gotham Funding Corp. 0.28% due 10/23/2012*	3,070,000	3,067,605
Gotham Funding Corp. 0.28% due 10/24/2012*	2,200,000	2,198,240
Kells Funding LLC 0.40% due 9/04/2012*	473,000	472,821
Kells Funding LLC 0.43% due 9/04/2012*	2,420,000	2,419,017
Kells Funding LLC 0.43% due 10/17/2012*	1,200,000	1,199,244
Kells Funding LLC 0.45% due 10/17/2012*	983,000	982,381
Kells Funding LLC 0.45% due 10/18/2012*	5,069,000	5,065,705
Kells Funding LLC 0.55% due 10/02/2012*	1,000,000	999,550
Kells Funding LLC 0.59% due 1/02/2013*	600,000	598,818
Kells Funding LLC 0.60% due 1/02/2013*	1,948,000	1,944,162
Manhattan Asset Funding Co. LLC 0.25% due 8/08/2012*	3,730,000	3,729,819
Manhattan Asset Funding Co. LLC 0.28% due 8/20/2012*	5,480,000	5,479,190
Market Street Funding LLC 0.26% due 9/19/2012*	2,050,000	2,049,275
MetLife Short Term Funding LLC 0.24% due 9/05/2012*	1,075,000	1,074,749
MetLife Short Term Funding LLC 0.24% due 10/23/2012*	1,695,000	1,693,797
Mont Blanc Capital Corp. 0.40% due 8/09/2012*	3,160,000	3,159,719
Mont Blanc Capital Corp. 0.42% due 8/09/2012*	1,235,000	1,234,885
Royal Park Investments Funding Corp. 0.65% due 8/31/2012*	1,490,000	1,489,193
Royal Park Investments Funding Corp. 0.70% due 8/01/2012*	339,000	339,000
Royal Park Investments Funding Corp. 0.70% due 8/07/2012*	3,689,000	3,688,570
Royal Park Investments Funding Corp. 0.70% due 8/14/2012*	815,000	814,794
Royal Park Investments Funding Corp. 0.70% due 8/16/2012*	1,980,000	1,979,423
Royal Park Investments Funding Corp. 0.70% due 8/20/2012*	1,820,000	1,819,328
Royal Park Investments Funding Corp. 0.70% due 8/28/2012*	1,495,000	1,494,215
Salisbury Receivables Co. LLC 0.28% due 8/10/2012*	1,450,000	1,449,898

Security Description	Principal Amount	Value (Note 2)

Asset-Backed Commercial Paper (continued)
Sheffield Receivables Corp. 0.29% due 8/16/2012*	$5,800,000	$5,799,299

Total Asset-Backed Commercial Paper (cost $72,271,438)		72,275,718

Certificates of Deposit — 34.2%
Bank of Montreal Chicago 0.31% due 1/28/2013	1,705,000	1,705,256
Bank of Nova Scotia Houston 0.30% due 10/15/2012	4,000,000	3,999,920
Bank of Nova Scotia Houston 0.30% due 10/17/2012	2,920,000	2,919,942
Bank of Nova Scotia Houston 0.30% due 10/18/2012	1,500,000	1,499,970
Bank of Nova Scotia Houston 0.32% due 10/18/2012	1,500,000	1,500,465
Bank of Nova Scotia Houston 0.33% due 1/10/2013	3,200,000	3,200,576
Bank of Nova Scotia Houston 0.34% due 12/19/2012	1,295,000	1,294,806
Bank of Nova Scotia Houston 0.76% due 10/18/2012	465,000	465,465
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.35% due 8/08/2012	3,400,000	3,400,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.36% due 9/12/2012	4,700,000	4,700,000
Credit Suisse NY 0.28% due 8/01/2012	1,200,000	1,200,000
Credit Suisse NY 0.32% due 9/05/2012	3,600,000	3,600,000
DnB Bank ASA NY 0.53% due 9/14/2012	7,930,000	7,932,126
National Australia Bank NY 0.29% due 10/26/2012	2,300,000	2,299,724
National Australia Bank NY 0.34% due 11/09/2012	2,500,000	2,500,700
National Australia Bank NY 0.35% due 1/18/2013	4,000,000	4,000,000
Nordea Bank Finland PLC NY 0.40% due 1/18/2013	4,500,000	4,493,610
Rabobank Nederland NV NY 0.51% due 10/02/2012	3,090,000	3,091,143
Rabobank Nederland NV NY 0.52% due 10/10/2012	2,500,000	2,501,075
Rabobank Nederland NV NY 0.52% due 10/12/2012	1,270,000	1,270,559
Rabobank Nederland NV NY 0.57% due 11/09/2012	415,000	415,004
Rabobank Nederland NV NY 0.61% due 8/02/2012	235,000	235,002
Skandinav Enskilda Bank NY 0.40% due 8/31/2012	2,925,000	2,925,000
Skandinav Enskilda Bank NY 0.44% due 10/01/2012	6,500,000	6,500,975
State Street Bank & Trust Co. 0.19% due 10/11/2012	3,245,000	3,245,324
State Street Bank & Trust Co. 0.25% due 9/17/2012	3,300,000	3,300,000
Sumitomo Mitsui Banking Corp. NY 0.34% due 10/24/2012	5,200,000	5,199,896
Svenska Handelsbanken NY 0.29% due 10/19/2012	2,200,000	2,199,406
Svenska Handelsbanken NY 0.55% due 9/06/2012	2,200,000	2,200,000

9

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Certificates of Deposit (continued)
Svenska Handelsbanken NY 0.57% due 9/04/2012	$1,200,000	$1,200,000
Svenska Handelsbanken NY 0.58% due 8/24/2012	3,000,000	3,000,019
Toronto-Dominion Bank NY 0.30% due 1/22/2013	1,700,000	1,700,000
Toronto-Dominion Bank NY 0.35% due 11/05/2012	835,000	835,067
Westpac Banking Corp. NY 0.31% due 12/06/2012	6,600,000	6,599,340
Westpac Banking Corp. NY 0.40% due 1/02/2013	7,674,000	7,675,305

Total Certificates of Deposit (cost $104,806,867)		104,805,675

Commercial Paper — 7.0%
Coca-Cola Co. 0.16% due 8/03/2012*	2,600,000	2,599,977
General Electric Capital Corp. 0.33% due 3/05/2013	500,000	498,975
General Electric Capital Corp. 0.34% due 2/14/2013	4,000,000	3,992,520
General Electric Capital Corp. 0.34% due 3/27/2013	2,000,000	1,995,480
General Electric Capital Corp. 0.37% due 12/17/2012	4,220,000	4,215,527
General Electric Co 0.19% due 9/26/2012	2,900,000	2,899,143
JPMorgan Chase & Co. 0.28% due 11/01/2012	2,000,000	1,998,960
Wal-Mart Stores Inc. 0.15% due 8/06/2012*	3,300,000	3,299,931

Total Commercial Paper (cost $21,498,707)		21,500,513

U.S. Corporate Notes — 0.1%
Cheyne Finance LLC FRS Escrow Security 4.83% due 10/25/2007*(1)(2)(3)(4)(5)	2,169,914	21,482
Cheyne Finance LLC FRS Escrow Security 4.83% due 1/25/2008*(1)(2)(3)(4)(5)	3,157,859	31,263
General Electric Capital Corp. Senior Notes 2.80% due 1/08/2013	133,000	134,411
General Electric Capital Corp. Senior Notes 3.50% due 8/13/2012	44,000	44,046

Total U.S. Corporate Notes (cost $314,840)		231,202

Municipal Bonds & Notes — 6.9%
Calleguas-Las Virgenes Public Financing Authority Revenue VRDN (LOC-Wells Fargo Bank NA) 0.13% due 7/01/2037(6)	240,000	240,000
City of New York NY VRDN Revenue Bonds (LOC-Bank of NY Mellon) 0.13% due 10/01/2039(6)	530,000	530,000
Colorado Housing & Finance Authority Revenue VRDN 0.18% due 10/01/2034(6)	190,000	190,000

Security Description	Principal Amount	Value (Note 2)

Municipal Bonds & Notes (continued)
Colorado Housing & Finance Authority Single Family Mtg. Revenue VRDN (LOC-Fannie Mae & Freddie Mac) 0.21% due 11/01/2033(6)	$825,000	$825,000
Colorado Housing & Finance Authority VRDN Revenue Bonds (LOC-Fannie Mae & Freddie Mac) 0.18% due 5/01/2041(6)	1,120,000	1,120,000
Connecticut Housing Finance Authority Revenue VRDN 0.20% due 11/15/2038(6)	175,000	175,000
East Bay Municipal Utility District Revenue VRDN 0.14% due 6/01/2038(6)	405,000	405,000
Illinois State Toll Highway Authority VRDN Revenue Bonds 0.20% due 1/01/2031(6)	1,445,000	1,445,000
Iowa Finance Authority Single Family Mtg. VRDN Revenue Bonds 0.19% due 7/01/2037(6)	1,255,000	1,255,000
Kent Hospital Finance Authority Revenue VRDN (LOC-Bank of NY Mellon) 0.12% due 1/15/2026(6)	1,225,000	1,225,000
Metropolitan Water District of Southern California VRDN Series B-4 Revenue Bonds 0.13% due 7/01/2035(6)	800,000	800,000
Metropolitan Water District of Southern California VRDN Series A-2 Revenue Bonds 0.14% due 7/01/2037(6)	1,745,000	1,745,000
New Hampshire Health & Education Facilities Authority Revenue VRDN 0.18% due 6/01/2041(6)	170,000	170,000
New Mexico Finance Authority State Transportation Revenue VRDN (LOC-Royal Bank of Canada) 0.18% due 12/15/2026(6)	300,000	300,000
New York City Municipal Water Finance Authority VRDN Revenue Bonds 0.18% due 6/15/2039(6)	465,000	465,000
Port of Seattle Washington VRDN Revenue Bonds (LOC-Landesbank Hessen) 0.24% due 7/01/2033(6)	800,000	800,000
Simmons College Massachusetts Revenue VRDN (LOC-TD Bank NA) 0.20% due 10/01/2022(6)	240,000	240,000
St Louis Industrial Development Authority Revenue VRDN (LOC-US Bank NA) 0.17% due 12/01/2040(6)	280,000	280,000

10

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Municipal Bonds & Notes (continued)
State of California VRDN General Obligation Bonds (LOC-Barclays Bank PLC) 0.17% due 5/01/2040(6)	$1,115,000	$1,115,000
State of Texas VRDN General Obligation Bonds 0.17% due 12/01/2029(6)	750,000	750,000
State of Texas VRDN General Obligation Bonds 0.17% due 6/01/2034(6)	345,000	345,000
State of Texas VRDN General Obligation Bonds 0.19% due 12/01/2026(6)	2,025,000	2,025,000
State of Texas VRDN General Obligation Bonds 0.21% due 6/01/2020(6)	390,000	390,000
State of Texas VRDN General Obligation Bonds 0.21% due 12/01/2023(6)	435,000	435,000
State of Texas VRDN General Obligation Bonds 0.21% due 12/01/2024(6)	240,000	240,000
State of Texas VRDN General Obligation Bonds 0.21% due 12/01/2029(6)	100,000	100,000
State of Texas VRDN General Obligation Bonds 0.21% due 6/01/2031(6)	900,000	900,000
State of Texas VRDN General Obligation Bonds 0.21% due 6/01/2045(6)	400,000	400,000
State of Texas VRDN General Obligation Bonds 0.28% due 12/01/2026(6)	220,000	220,000
State of Texas VRDN General Obligation Bonds 0.28% due 12/01/2032(6)	485,000	485,000
University of Texas System VRDN Revenue Bonds 0.10% due 8/01/2025(6)	580,000	580,000
Wisconsin Health & Educational Facilities Authority Revenue VRDN (LOC-US Bank NA) 0.16% due 8/15/2033(6)	185,000	185,000
Wisconsin Health & Educational Facilities Authority VRDN Revenue Bonds (LOC-PNC Bank NA) 0.15% due 8/15/2036(6)	800,000	800,000

Total Municipal Bonds & Notes (cost $21,180,000)		21,180,000

U.S. Government Agencies — 26.7%
Federal Home Loan Bank Disc. Notes 0.00% due 08/01/2012	81,049,000	81,049,000
Bonds
1.88% due 06/21/2013	935,000	948,735

Total U.S. Government Agencies (cost $81,997,504)		81,997,735

U.S. Government Treasuries — 1.8%
United States Treasury Notes 0.50% due 11/30/2012	550,000	550,644
1.13% due 12/15/2012	670,000	672,405

Security Description	Principal Amount	Value (Note 2)

U.S. Government Treasuries (continued)
1.38% due 09/15/2012	$925,000	$926,389
1.38% due 01/15/2013	2,695,000	2,709,957
3.88% due 10/31/2012	800,000	807,408

Total U.S. Government Treasuries (cost $5,666,632)		5,666,803

Total Short-Term Investment Securities — 100.3% (cost $307,735,988)		307,657,646

TOTAL INVESTMENTS — (cost $307,735,988)(7)	100.3%	307,657,646
Liabilities in excess of other assets	(0.3)	(1,045,515)

NET ASSETS	100.0%	$306,612,131

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2012, the aggregate value of these securities was $68,510,036 representing 22.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At July 31, 2012, the aggregate value of these securities was $52,745 representing 0.0% of net assets.
(3)	Security in default
(4)	Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.
(5)	On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte & Touche LLP) (collectively, the Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio’s investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of July 31, 2012, represents the Notes’ residual value that may be distributed to the Portfolio.
(6)	The security’s effective maturity date is less than one year.
(7)	See Note 3 for cost of investments on a tax basis.

FRS — Floating Rate Security

LOC — Letter of Credit

VRDN — Variable Rate Demand Notes

The rates shown on FRS and VRDN are the current interest rates at July 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

11

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities:
Asset Backed Commercial Paper	$—	$72,275,718	$—	$72,275,718
Certificates of Deposit	—	104,805,675	—	104,805,675
Commercial Paper	—	21,500,513	—	21,500,513
U.S. Corporate Notes	—	178,457	52,745	231,202
Municipal Bonds & Notes	—	21,180,000	—	21,180,000
U.S. Government Agencies	—	81,997,735	—	81,997,735
U.S. Government Treasuries	—	5,666,803	—	5,666,803

Total	$—	$307,604,901	$52,745	$307,657,646

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

12

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO PROFILE — July 31, 2012 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	8.2%
Electric-Integrated	3.5
Oil Companies-Integrated	3.2
Pipelines	2.8
Oil Companies-Exploration & Production	2.8
Banks-Commercial	2.6
Real Estate Investment Trusts	2.2
Telephone-Integrated	2.2
Diversified Financial Services	2.1
Cellular Telecom	2.0
Finance-Investment Banker/Broker	1.8
Banks-Super Regional	1.7
Investment Management/Advisor Services	1.7
Multimedia	1.7
Insurance-Life/Health	1.5
Broadcast Services/Program	1.5
Auto-Cars/Light Trucks	1.4
Insurance-Multi-line	1.4
Cable/Satellite TV	1.4
Special Purpose Entities	1.4
Steel-Producers	1.3
Consumer Products-Misc.	1.2
Insurance-Mutual	1.1
Time Deposits	1.1
Medical-Hospitals	1.1
Food-Misc./Diversified	1.0
Finance-Consumer Loans	0.9
Rental Auto/Equipment	0.9
Finance-Auto Loans	0.9
Auto/Truck Parts & Equipment-Original	0.9
Enterprise Software/Service	0.8
Data Processing/Management	0.8
Diversified Manufacturing Operations	0.8
Transport-Rail	0.7
Medical Products	0.7
Telecommunication Equipment	0.7
Containers-Paper/Plastic	0.7
Beverages-Wine/Spirits	0.7
Oil-Field Services	0.7
Computers	0.7
Oil Refining & Marketing	0.7
Casino Hotels	0.7
Chemicals-Diversified	0.7
Sovereign	0.6
Paper & Related Products	0.6
Commercial Services	0.6
Finance-Commercial	0.6
Commercial Services-Finance	0.6
Metal Processors & Fabrication	0.6
Building Products-Wood	0.6
Building & Construction Products-Misc.	0.6
Gas-Distribution	0.6
Hotels/Motels	0.5
Steel Pipe & Tube	0.5
Medical-Biomedical/Gene	0.5
Computer Services	0.5
Oil & Gas Drilling	0.5
Aerospace/Defense	0.5
Coatings/Paint	0.4
Home Furnishings	0.4
SupraNational Banks	0.4

Wire & Cable Products	0.4%
Real Estate Management/Services	0.4
Distribution/Wholesale	0.4
Semiconductor Equipment	0.4
Auto/Truck Parts & Equipment-Replacement	0.4
Airlines	0.4
Finance-Credit Card	0.4
Office Automation & Equipment	0.4
Consulting Services	0.4
Banks-Fiduciary	0.4
Trucking/Leasing	0.4
Electronic Components-Semiconductors	0.4
Chemicals-Specialty	0.4
Satellite Telecom	0.4
Gold Mining	0.4
Finance-Other Services	0.3
Independent Power Producers	0.3
Telecom Services	0.3
Retail-Restaurants	0.3
Schools	0.3
Containers-Metal/Glass	0.3
U.S. Municipal Bonds & Notes	0.3
Agricultural Chemicals	0.3
Retail-Building Products	0.3
Medical Instruments	0.3
Chemicals-Plastics	0.3
Diversified Operations	0.3
Radio	0.3
Wireless Equipment	0.3
Computers-Memory Devices	0.3
Aerospace/Defense-Equipment	0.3
Advertising Services	0.3
Transport-Services	0.3
Medical-HMO	0.3
Advertising Agencies	0.2
Appliances	0.2
Diversified Minerals	0.2
Electric-Generation	0.2
Power Converter/Supply Equipment	0.2
Gambling (Non-Hotel)	0.2
Machinery-Farming	0.2
Food-Dairy Products	0.2
Food-Meat Products	0.2
Insurance-Property/Casualty	0.2
Applications Software	0.2
Retail-Consumer Electronics	0.2
Motorcycle/Motor Scooter	0.2
Metal-Aluminum	0.2
Steel-Specialty	0.2
Television	0.2
Casino Services	0.2
Retail-Auto Parts	0.2
Retail-Fabric Store	0.2
Metal-Diversified	0.2
Non-Ferrous Metals	0.2
Retail-Apparel/Shoe	0.2
Brewery	0.2
Tobacco	0.2
Seismic Data Collection	0.2
Food-Wholesale/Distribution	0.2
Retail-Pet Food & Supplies	0.2

13

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO PROFILE — July 31, 2012 — (unaudited) — (continued)

Savings & Loans/Thrifts	0.1%
Educational Software	0.1
Real Estate Operations & Development	0.1
Machinery-General Industrial	0.1
Toys	0.1
Theaters	0.1
Retail-Arts & Crafts	0.1
Retail-Propane Distribution	0.1
B2B/E-Commerce	0.1
Security Services	0.1
Electronic Forms	0.1
Electronic Parts Distribution	0.1
Retail-Sporting Goods	0.1
Food-Baking	0.1
Semiconductor Components-Integrated Circuits	0.1
Capacitors	0.1
Communications Software	0.1
Medical-Drugs	0.1
Optical Supplies	0.1
Schools-Day Care	0.1
Research & Development	0.1
Machinery-Thermal Process	0.1
Engineering/R&D Services	0.1
Telecom Equipment-Fiber Optics	0.1
Pharmacy Services	0.1
Building Products-Doors & Windows	0.1
Food-Retail	0.1
Non-Hazardous Waste Disposal	0.1
Travel Services	0.1
Firearms & Ammunition	0.1
Resorts/Theme Parks	0.1
Metal-Copper	0.1
Electronic Components-Misc.	0.1
Medical-Outpatient/Home Medical	0.1
Medical Labs & Testing Services	0.1
Housewares	0.1
E-Commerce/Services	0.1
Coal	0.1
Retail-Automobile	0.1
Direct Marketing	0.1
Retail-Perfume & Cosmetics	0.1
Retail-Leisure Products	0.1
Physical Therapy/Rehabilitation Centers	0.1
Circuit Boards	0.1
Dental Supplies & Equipment	0.1
Machine Tools & Related Products	0.1
Transport-Equipment & Leasing	0.1
Publishing-Books	0.1
X-Ray Equipment	0.1
Retail-Drug Store	0.1
Protection/Safety	0.1
Resolution Funding Corp	0.1

98.8%

Credit Quality#†

Aaa	0.4%
Aa	1.2
A	18.7
Baa	45.6
Ba	6.6
B	16.6
Caa	8.7
Not Rated@	2.2

100.0%

*	Calculated as a percentage of net assets
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody's
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

14

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 0.0%
Diversified Financial Services — 0.0%
125 Home Loan Owner Trust VRS Series 1998-1A, Class B1 9.76% due 02/15/2029*(1)	$5,652	$4,713
SMFC Trust VRS Series 1997-A, Class B1-4 3.03% due 01/28/2027*(1)(2)(3)	2,657	2,271

Total Asset Backed Securities (cost $8,153)		6,984

U.S. CORPORATE BONDS & NOTES — 81.5%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	250,000	258,676
Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/2017	870,000	978,750
Omnicom Group, Inc. Senior Notes 3.63% due 05/01/2022	1,500,000	1,595,618

		2,833,044

Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	275,000	290,125
Lamar Media Corp. Company Guar. Notes 7.88% due 04/15/2018	200,000	222,000

		512,125

Advertising Services — 0.3%
inVentiv Health, Inc. Senior Notes 10.00% due 08/15/2018*	975,000	804,375
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	2,075,000	2,090,563

		2,894,938

Aerospace/Defense — 0.4%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/2015*	3,020,000	3,296,502
Rockwell Collins, Inc. Senior Notes 3.10% due 11/15/2021	750,000	794,284

		4,090,786

Aerospace/Defense-Equipment — 0.3%
BE Aerospace, Inc. Senior Notes 5.25% due 04/01/2022	650,000	682,500
Sequa Corp. Company Guar. Notes 11.75% due 12/01/2015*	325,000	341,656
Sequa Corp. Company Guar. Notes 13.50% due 12/01/2015*	763,145	809,888
TransDigm, Inc. Company Guar. Notes 7.75% due 12/15/2018	975,000	1,087,125

		2,921,169

Security Description	Principal Amount	Value (Note 2)

Agricultural Chemicals — 0.2%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/2019*	$1,940,000	$2,160,114

Airlines — 0.4%
Southwest Airlines Co. Senior Notes 5.13% due 03/01/2017	2,500,000	2,759,705
Southwest Airlines Co. Debentures 7.38% due 03/01/2027	1,215,000	1,429,212

		4,188,917

Appliances — 0.2%
Whirlpool Corp. Senior Notes 5.50% due 03/01/2013	2,730,000	2,795,932

Applications Software — 0.2%
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019*	825,000	938,438
Serena Software, Inc. Company Guar. Notes 10.38% due 03/15/2016	1,300,000	1,339,000

		2,277,438

Auto-Cars/Light Trucks — 1.0%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	1,250,000	1,301,563
Daimler Finance North America LLC Company Guar. Notes 1.65% due 04/10/2015*	660,000	667,123
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	1,700,000	1,769,345
Daimler Finance North America LLC Company Guar. Notes 2.95% due 01/11/2017*	4,000,000	4,195,896
General Motors Corp. Escrow Notes 7.20% due 01/15/2011†(1)(2)(4)	1,000,000	0
General Motors Corp. Escrow Notes 7.40% due 09/01/2025†(1)(2)(4)	2,800,000	0
General Motors Corp. Escrow Notes 9.45% due 11/01/2011†(1)(2)(4)	250,000	0
Nissan Motor Acceptance Corp. Senior Notes 4.50% due 01/30/2015*	3,570,000	3,822,756

		11,756,683

Auto/Truck Parts & Equipment-Original — 0.7%
Affinia Group, Inc. Company Guar. Notes 9.00% due 11/30/2014	1,050,000	1,067,062
Affinia Group, Inc. Senior Sec. Notes 10.75% due 08/15/2016*	267,000	289,361
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	1,375,000	1,469,531

15

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Auto/Truck Parts & Equipment-Original (continued)
ArvinMeritor, Inc. Company Guar. Notes 10.63% due 03/15/2018	$425,000	$442,531
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/2018	575,000	620,281
Pittsburgh Glass Works LLC Senior Sec. Notes 8.50% due 04/15/2016*	1,175,000	1,092,750
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	825,000	889,969
Tomkins LLC/Tomkins, Inc. Sec. Notes 9.00% due 10/01/2018	1,143,000	1,270,159
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc. Senior Sec. Notes 10.63% due 09/01/2017*	750,000	786,563

		7,928,207

Auto/Truck Parts & Equipment-Replacement — 0.4%
Allison Transmission, Inc. Company Guar. Notes 7.13% due 05/15/2019*	725,000	762,156
Exide Technologies Senior Sec. Notes 8.63% due 02/01/2018	1,450,000	1,152,750
IDQ Holdings, Inc. Senior Sec. Notes 11.50% due 04/01/2017*	550,000	576,813
UCI International, Inc. Company Guar. Notes 8.63% due 02/15/2019	1,700,000	1,731,875

		4,223,594

B2B/E-Commerce — 0.1%
GXS Worldwide, Inc. Senior Sec. Notes 9.75% due 06/15/2015	1,400,000	1,431,500

Banks-Commercial — 1.9%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016	3,245,000	3,496,448
CIT Group, Inc. Senior Notes 4.25% due 08/15/2017	650,000	650,325
CIT Group, Inc. Senior Notes 5.00% due 05/15/2017	600,000	627,000
CIT Group, Inc. Senior Notes 5.25% due 03/15/2018	1,475,000	1,561,656
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	250,000	263,106
CIT Group, Inc. Company Guar. Notes 7.00% due 05/02/2017*	2,293,868	2,305,337
City National Corp. Senior Notes 5.25% due 09/15/2020	1,205,000	1,304,992

Security Description	Principal Amount	Value (Note 2)

Banks-Commercial (continued)
Discover Bank Sub. Notes 8.70% due 11/18/2019	$2,900,000	$3,666,192
HSBC Bank USA Sub. Notes 4.63% due 04/01/2014	1,300,000	1,359,392
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015	500,000	511,187
Manufacturers & Traders Trust Co. FRS Sub. Notes 5.63% due 12/01/2021	2,235,000	2,250,902
Wachovia Bank NA Sub. Notes 4.80% due 11/01/2014	2,000,000	2,144,214
Wachovia Bank NA Sub. Notes 4.88% due 02/01/2015	1,350,000	1,460,106

		21,600,857

Banks-Fiduciary — 0.4%
Wilmington Trust Corp. Sub. Notes 8.50% due 04/02/2018	3,390,000	4,108,755

Banks-Super Regional — 1.7%
Banc One Corp. Sub. Debentures 8.00% due 04/29/2027	460,000	605,511
Capital One Capital V Ltd. Guar. Notes 10.25% due 08/15/2039	3,350,000	3,467,250
Capital One Capital VI Ltd. Guar. Notes 8.88% due 05/15/2040	2,850,000	2,895,207
Capital One Financial Corp. Senior Notes 7.38% due 05/23/2014	1,650,000	1,819,831
Fifth Third Bancorp Senior Notes 3.63% due 01/25/2016	1,730,000	1,845,197
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	680,000	809,936
PNC Funding Corp. Bank Guar. Notes 5.13% due 02/08/2020	1,260,000	1,486,238
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	1,600,000	1,673,507
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	4,020,000	4,782,960

		19,385,637

Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 6.00% due 05/01/2022	775,000	855,406

Brewery — 0.2%
SABMiller Holdings, Inc. Company Guar. Notes 2.45% due 01/15/2017*	1,840,000	1,916,826

16

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program — 0.9%
Clear Channel Communications, Inc. Senior Sec. Notes 9.00% due 03/01/2021	$1,525,000	$1,273,375
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/2020*	1,600,000	1,532,000
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 7.63% due 03/15/2020*	225,000	210,938
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series A 9.25% due 12/15/2017	125,000	134,375
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 9.25% due 12/15/2017	475,000	513,000
Crown Media Holdings, Inc. Company Guar. Notes 10.50% due 07/15/2019	1,625,000	1,759,062
Discovery Communications LLC Company Guar. Notes 5.05% due 06/01/2020	1,500,000	1,747,168
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/2014	41,000	40,693
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/2014(5)	1,204,997	1,195,960
XM Satellite Radio, Inc. Company Company Guar. Notes 7.63% due 11/01/2018*	1,275,000	1,383,375

		9,789,946

Building & Construction Products-Misc. — 0.6%
Associated Materials LLC Senior Sec. Notes 9.13% due 11/01/2017	225,000	216,563
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	425,000	464,313
Building Materials Corp. of America Senior Sec. Notes 7.50% due 03/15/2020*	200,000	220,000
Interline Brands, Inc. Company Guar. Notes 7.00% due 11/15/2018	775,000	823,437
Isabelle Acquisition Sub, Inc. Senior Notes 10.00% due 11/15/2018*(5)	875,000	905,625
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	1,275,000	1,313,250
Nortek, Inc. Company Guar. Notes 10.00% due 12/01/2018	400,000	432,000
Ply Gem Industries, Inc. Senior Sec. Notes 8.25% due 02/15/2018	1,275,000	1,322,812

Security Description	Principal Amount	Value (Note 2)

Building & Construction Products-Misc. (continued)
Roofing Supply Group LLC/Roofing Supply Finance, Inc. Company Guar. Notes 10.00% due 06/01/2020*	$625,000	$670,312

		6,368,312

Building Products-Wood — 0.6%
Masco Corp. Senior Bonds 4.80% due 06/15/2015	5,500,000	5,671,958
Masco Corp. Senior Notes 5.95% due 03/15/2022	730,000	763,100

		6,435,058

Cable/Satellite TV — 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	750,000	815,625
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.25% due 10/30/2017	800,000	879,000
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	650,000	721,500
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/2020	150,000	169,500
Comcast Corp. Company Guar. Notes 6.50% due 01/15/2017	748,000	904,925
COX Communications, Inc. Senior Notes 5.45% due 12/15/2014	3,335,000	3,685,432
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 03/01/2041	2,750,000	3,355,492
DISH DBS Corp. Company Guar. Notes 4.63% due 07/15/2017*	200,000	203,000
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022*	1,100,000	1,133,000
Time Warner Cable, Inc. Company Guar. Notes 5.50% due 09/01/2041	1,910,000	2,228,334
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/2039	690,000	901,969
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/2019	490,000	665,694

		15,663,471

Capacitors — 0.1%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/2018	1,300,000	1,306,500

17

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Casino Hotels — 0.7%
Ameristar Casinos, Inc. Company Guar. Notes 7.50% due 04/15/2021	$825,000	$888,937
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 8.50% due 02/15/2020*	150,000	150,563
Chester Downs & Marina LLC Senior Sec. Notes 9.25% due 02/01/2020*	575,000	593,688
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	1,725,000	1,867,312
MGM Mirage, Inc. Company Guar. Notes 7.50% due 06/01/2016	1,500,000	1,550,625
MGM Mirage, Inc. Senior Sec. Notes 9.00% due 03/15/2020	300,000	334,125
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	550,000	551,375
MGM Resorts International Company Guar. Notes 8.63% due 02/01/2019*	600,000	635,250
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Sec. Notes 8.63% due 04/15/2016*	1,025,000	1,076,250

		7,648,125

Casino Services — 0.2%
Affinity Gaming LLC/Affinity Gaming Finance Corp. Company Guar. Notes 9.00% due 05/15/2018*	1,050,000	1,047,375
American Casino & Entertainment Properties LLC/ACEP Finance Corp. Senior Sec. Notes 11.00% due 06/15/2014	972,000	1,014,525

		2,061,900

Cellular Telecom — 1.7%
AT&T Wireless Services, Inc. Senior Notes 8.75% due 03/01/2031	4,750,000	7,653,418
Crown Castle Towers LLC Senior Sec. Notes 5.50% due 01/15/2037*	5,650,000	6,309,694
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/2020	1,950,000	1,969,500
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/2020*	375,000	408,750
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	1,050,000	1,225,875

Security Description	Principal Amount	Value (Note 2)

Cellular Telecom (continued)
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	$1,375,000	$1,502,188

		19,069,425

Chemicals-Diversified — 0.6%
Dow Chemical Co. Senior Notes 8.55% due 05/15/2019	1,630,000	2,213,703
FMC Corp. Senior Notes 3.95% due 02/01/2022	1,500,000	1,596,874
Momentive Performance Materials, Inc. Sec. Notes 9.00% due 01/15/2021	800,000	584,000
Momentive Performance Materials, Inc. Senior Sec. Notes 10.00% due 10/15/2020*	750,000	759,375
Solutia, Inc. Company Guar. Notes 7.88% due 03/15/2020	375,000	443,438
Solutia, Inc. Company Guar. Notes 8.75% due 11/01/2017	775,000	877,687
Union Carbide Chemical & Plastics Co., Inc. Debentures 7.88% due 04/01/2023	225,000	282,403

		6,757,480

Chemicals-Plastics — 0.3%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/2018	925,000	936,563
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/2020	725,000	612,625
Rohm & Haas Co. Senior Notes 6.00% due 09/15/2017	1,400,000	1,645,918

		3,195,106

Chemicals-Specialty — 0.4%
Ferro Corp. Senior Notes 7.88% due 08/15/2018	1,375,000	1,292,500
Huntsman International LLC Company Guar. Notes 5.50% due 06/30/2016	875,000	877,188
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/2021	550,000	632,500
Omnova Solutions, Inc. Company Guar. Notes 7.88% due 11/01/2018	1,150,000	1,168,687

		3,970,875

Circuit Boards — 0.1%
Viasystems, Inc. Senior Sec. Notes 7.88% due 05/01/2019*	775,000	763,375

18

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Coal — 0.1%
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II Company Guar. Notes 8.38% due 06/01/2020*	$975,000	$984,750

Coatings/Paint — 0.4%
RPM International, Inc. Senior Notes 6.13% due 10/15/2019	1,875,000	2,171,625
RPM International, Inc. Senior Notes 6.50% due 02/15/2018	2,350,000	2,727,842

		4,899,467

Commercial Services — 0.6%
Altegrity, Inc. Company Guar. Notes 11.75% due 05/01/2016*(2)	475,000	403,750
ARAMARK Holdings Corp. Senior Notes 8.63% due 05/01/2016*(5)	1,400,000	1,431,514
Ceridian Corp. Senior Sec. Notes 8.88% due 07/15/2019*	475,000	499,937
Emergency Medical Services Corp. Company Guar. Notes 8.13% due 06/01/2019	1,725,000	1,834,969
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/2019	700,000	777,000
ServiceMaster Co. Senior Notes 7.10% due 03/01/2018	550,000	516,312
ServiceMaster Co. Senior Notes 7.45% due 08/15/2027	175,000	145,469
ServiceMaster Co. Company Guar. Notes 8.00% due 02/15/2020	800,000	887,000

		6,495,951

Commercial Services-Finance — 0.6%
Interactive Data Corp. Company Guar. Notes 10.25% due 08/01/2018	1,350,000	1,528,875
Lender Processing Services, Inc. Company Guar. Notes 8.13% due 07/01/2016	1,550,000	1,613,937
Moody’s Corp. Senior Notes 5.50% due 09/01/2020	1,350,000	1,489,540
Trans Union LLC/TransUnion Financing Corp. Company Guar. Notes 11.38% due 06/15/2018	425,000	500,969
TransUnion Holding Co., Inc. Senior Notes 9.63% due 06/15/2018*(5)	1,225,000	1,323,000

		6,456,321

Security Description	Principal Amount	Value (Note 2)

Communications Software — 0.1%
Aspect Software, Inc. Sec. Notes 10.63% due 05/15/2017	$1,225,000	$1,304,625

Computer Services — 0.5%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/2015*	1,825,000	1,893,437
iGate Corp. Company Guar. Notes 9.00% due 05/01/2016	1,100,000	1,166,000
Stream Global Services, Inc. Senior Sec. Notes 11.25% due 10/01/2014	800,000	816,000
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/2020	950,000	1,020,062
SunGard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/2015	450,000	460,688

		5,356,187

Computers — 0.5%
Hewlett-Packard Co. Senior Notes 3.30% due 12/09/2016	1,250,000	1,302,650
Hewlett-Packard Co. Senior Notes 4.75% due 06/02/2014	4,100,000	4,342,011

		5,644,661

Computers-Memory Devices — 0.1%
Spansion LLC Company Guar. Notes 7.88% due 11/15/2017	1,400,000	1,344,000

Consulting Services — 0.4%
CoreLogic, Inc. Company Guar. Notes 7.25% due 06/01/2021	1,350,000	1,447,875
SAIC, Inc. Company Guar. Notes 5.95% due 12/01/2040	850,000	984,719
Verisk Analytics, Inc. Company Guar. Notes 4.88% due 01/15/2019	1,570,000	1,700,247

		4,132,841

Consumer Products-Misc. — 1.2%
Clorox Co. Senior Notes 3.55% due 11/01/2015	800,000	851,994
Jarden Corp. Company Guar. Notes 7.50% due 05/01/2017	1,475,000	1,666,750
Prestige Brands, Inc. Company Guar. Notes 8.13% due 02/01/2020*	250,000	276,563
Prestige Brands, Inc. Company Guar. Notes 8.25% due 04/01/2018	875,000	961,406
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.13% due 04/15/2019	275,000	292,188

19

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Consumer Products-Misc. (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/2019	$125,000	$137,813
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 8.25% due 02/15/2021	2,475,000	2,431,687
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 8.50% due 05/15/2018	425,000	428,187
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.75% due 04/15/2019	1,075,000	1,093,812
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.88% due 08/15/2019	1,125,000	1,192,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Notes 9.88% due 08/15/2019*	150,000	159,000
Spectrum Brands, Inc. Senior Notes 6.75% due 03/15/2020*	1,300,000	1,358,500
Spectrum Brands, Inc. Senior Sec. Notes 9.50% due 06/15/2018*	225,000	257,063
Yankee Acquisition Corp. Company Guar. Notes 9.75% due 02/15/2017	1,975,000	2,056,469
YCC Holdings LLC/Yankee Finance, Inc. Senior Notes 10.25% due 02/15/2016(5)	825,000	840,469

		14,004,401

Containers-Metal/Glass — 0.2%
BWAY Holding Co. Company Guar. Notes 10.00% due 06/15/2018	275,000	303,875
BWAY Parent Co., Inc. Senior Notes 10.88% due 11/01/2015(5)	1,555,330	1,590,325
Greif, Inc. Senior Notes 7.75% due 08/01/2019	150,000	171,000

		2,065,200

Containers-Paper/Plastic — 0.7%
Berry Plastics Corp. Sec. Notes 9.50% due 05/15/2018	500,000	546,250
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/2017	1,100,000	1,214,125
Packaging Corp. of America Senior Notes 3.90% due 06/15/2022	1,250,000	1,310,336

Security Description	Principal Amount	Value (Note 2)
Containers-Paper/Plastic (continued)

Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/2016*	$1,050,000	$1,110,375
Rock-Tenn Co. Notes 4.45% due 03/01/2019*	740,000	781,590
Sealed Air Corp. Senior Notes 8.38% due 09/15/2021*	1,750,000	1,995,000
Sonoco Products Co. Senior Notes 5.75% due 11/01/2040	770,000	892,973
Tenneco Packaging, Inc. Senior Notes 7.95% due 12/15/2025	250,000	200,000

		8,050,649

Data Processing/Management — 0.8%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/2018*	1,425,000	1,521,187
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/2017*	600,000	660,000
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/2017	175,000	193,375
Fidelity National Information Services, Inc. Company Guar. Notes 7.88% due 07/15/2020	325,000	366,438
First Data Corp. Sec. Notes 8.25% due 01/15/2021*	675,000	673,313
First Data Corp. Sec. Notes 8.75% due 01/15/2022*(5)	2,150,000	2,158,062
Fiserv, Inc. Company Guar. Notes 6.80% due 11/20/2017	3,120,000	3,747,803

		9,320,178

Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc. Senior Notes 2.75% due 08/15/2016	680,000	695,758

Diagnostic Kits — 0.0%
Alere, Inc. Senior Notes 7.88% due 02/01/2016	400,000	416,000

Direct Marketing — 0.1%
Sitel LLC/Sitel Finance Corp. Company Guar. Notes 11.50% due 04/01/2018	1,200,000	888,000

Distribution/Wholesale — 0.4%
American Tire Distributors, Inc. Senior Sec. Notes 9.75% due 06/01/2017	325,000	342,469

20

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Distribution/Wholesale (continued)
SGS International, Inc. Company Guar. Notes 12.00% due 12/15/2013	$1,659,000	$1,669,368
VWR Funding, Inc. Company Guaranteed Notes 10.25% due 07/15/2015(5)	2,414,218	2,480,609

		4,492,446

Diversified Banking Institutions — 7.6%
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/2017	1,375,000	1,486,719
Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/2020	325,000	379,031
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	1,250,000	1,485,938
Ally Financial, Inc. Company Guar. Notes 8.30% due 02/12/2015	1,000,000	1,111,250
Bank of America Corp. Senior Notes 3.70% due 09/01/2015	2,000,000	2,068,838
Bank of America Corp. Senior Notes 5.00% due 05/13/2021	940,000	1,013,282
Bank of America Corp. Senior Notes 5.38% due 06/15/2014	6,000,000	6,287,934
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	940,000	1,065,659
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	1,000,000	1,216,641
Citigroup, Inc. Senior Notes 4.45% due 01/10/2017	1,430,000	1,527,949
Citigroup, Inc. Senior Notes 4.59% due 12/15/2015	2,000,000	2,127,920
Citigroup, Inc. Senior Notes 4.75% due 05/19/2015	400,000	423,687
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	3,000,000	3,308,625
Citigroup, Inc. Senior Notes 6.00% due 12/13/2013	3,230,000	3,400,350
Citigroup, Inc. Senior Notes 6.88% due 03/05/2038	4,180,000	5,254,611
GMAC LLC Company Guar. Notes 8.00% due 11/01/2031	1,385,000	1,658,538
Goldman Sachs Group, Inc. Senior Notes 3.63% due 02/07/2016	2,350,000	2,405,138

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/2015	$1,000,000	$1,059,789
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	1,800,000	1,966,183
Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/2014	900,000	960,596
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	2,940,000	3,298,789
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	3,800,000	4,149,634
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	8,000,000	8,589,840
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	2,330,000	2,757,783
Morgan Stanley Senior Notes 3.45% due 11/02/2015	990,000	984,624
Morgan Stanley Senior Notes 3.80% due 04/29/2016	4,740,000	4,694,667
Morgan Stanley Senior Notes 4.75% due 03/22/2017	1,450,000	1,471,183
Morgan Stanley Senior Notes 5.30% due 03/01/2013	2,000,000	2,041,580
Morgan Stanley Senior Notes 5.50% due 07/24/2020	3,000,000	3,011,469
Morgan Stanley Senior Notes 5.95% due 12/28/2017	2,130,000	2,224,960
Morgan Stanley Senior Notes 6.00% due 04/28/2015	1,980,000	2,097,868
Morgan Stanley Senior Notes 6.38% due 07/24/2042	450,000	452,091
Morgan Stanley Senior Notes 6.63% due 04/01/2018	3,090,000	3,306,859
Morgan Stanley Senior Notes 7.30% due 05/13/2019	5,000,000	5,517,765

		84,807,790

Diversified Financial Services — 1.8%
General Electric Capital Corp. Senior Notes 2.90% due 01/09/2017	2,300,000	2,407,624
General Electric Capital Corp. Senior Notes 2.95% due 05/09/2016	5,290,000	5,562,467
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	3,000,000	3,391,596

21

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	$7,580,000	$8,952,397

		20,314,084

Diversified Manufacturing Operations — 0.8%
Harsco Corp. Senior Notes 5.75% due 05/15/2018	1,650,000	1,847,611
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	875,000	872,812
Koppers, Inc. Company Guar. Notes 7.88% due 12/01/2019	600,000	654,000
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/2021	3,540,000	3,983,962
RBS Global, Inc./ Rexnord LLC Company Guar. Notes 8.50% due 05/01/2018	1,100,000	1,212,750

		8,571,135

E-Commerce/Services — 0.1%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	930,000	995,462

Educational Software — 0.1%
SSI Investments II/SSI Co-Issuer LLC Company Guar. Notes 11.13% due 06/01/2018	1,450,000	1,636,688

Electric-Generation — 0.1%
Great River Energy 1st Mtg. Bonds 5.83% due 07/01/2017*	1,271,489	1,356,615

Electric-Integrated — 3.2%
Ameren Union Electric Co. Senior Notes 6.00% due 04/01/2018	2,360,000	2,814,437
Appalachian Power Co. Senior Notes 7.95% due 01/15/2020	720,000	977,019
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	1,145,000	1,320,225
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/2017	820,000	1,002,715
Dominion Resources, Inc Senior Notes 5.95% due 06/15/2035	1,500,000	1,956,975
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. Senior Sec. Notes 10.00% due 12/01/2020	550,000	605,687
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. Sec. Notes 11.75% due 03/01/2022*	400,000	414,000

Security Description	Principal Amount	Value (Note 2)

Electric-Integrated (continued)
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	$500,000	$551,448
FirstEnergy Solutions Corp. Company Guar. Notes 4.80% due 02/15/2015	2,990,000	3,196,549
FirstEnergy Solutions Corp. Company Guar. Notes 6.05% due 08/15/2021	2,340,000	2,608,587
FPL Energy National Wind Portfolio LLC Sec. Notes 6.13% due 03/25/2019*	241,571	182,961
FPL Group Capital, Inc. Company Guar. Notes 7.88% due 12/15/2015	280,000	337,458
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	1,000,000	1,090,607
Midamerican Energy Holdings Co. Senior Notes 5.95% due 05/15/2037	4,750,000	6,224,438
National Fuel Gas Co. Senior Notes 4.90% due 12/01/2021	1,880,000	2,052,590
PPL Capital Funding, Inc. Company Guar. Notes 4.20% due 06/15/2022	860,000	895,964
PPL Energy Supply LLC Senior Notes 6.00% due 12/15/2036	1,540,000	1,704,440
PSEG Power LLC Company Guar. Notes 4.15% due 09/15/2021	1,100,000	1,178,437
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/2020*	425,000	314,500
UIL Holdings Corp. Senior Notes 4.63% due 10/01/2020	2,070,000	2,197,765
Virginia Electric & Power Co. Senior Notes 5.00% due 06/30/2019	810,000	969,515
Westar Energy, Inc. 1st Mtg. Bonds 5.88% due 07/15/2036	860,000	921,997
Westar Energy, Inc. 1st Mtg. Bonds 6.00% due 07/01/2014	2,000,000	2,190,050

		35,708,364

Electronic Components-Misc. — 0.1%
Stoneridge, Inc. Senior Sec. Notes 9.50% due 10/15/2017*	1,050,000	1,090,688

Electronic Components-Semiconductors — 0.4%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 08/01/2020	1,300,000	1,361,750

22

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electronic Components-Semiconductors (continued)
Advanced Micro Devices, Inc. Senior Notes 8.13% due 12/15/2017	$400,000	$421,000
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/2018*	975,000	1,043,250
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/2020	1,097,000	1,168,305

		3,994,305

Electronic Forms — 0.1%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/2015	1,340,000	1,416,137

Engineering/R&D Services — 0.1%
ABB Finance USA, Inc. Company Guar. Notes 2.88% due 05/08/2022	1,170,000	1,218,093

Enterprise Software/Service — 0.8%
Allen Systems Group, Inc. Senior Sec. Notes 10.50% due 11/15/2016*	1,375,000	1,120,625
BMC Software, Inc. Senior Notes 4.25% due 02/15/2022	500,000	512,613
BMC Software, Inc. Senior Notes 7.25% due 06/01/2018	1,175,000	1,429,802
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	1,650,000	1,691,250
Lawson Software, Inc. Senior Notes 9.38% due 04/01/2019*	625,000	668,750
Lawson Software, Inc. Senior Notes 11.50% due 07/15/2018*	1,850,000	2,095,125
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/2018	350,000	370,125
Sophia LP/Sophia Finance, Inc. Company Guar. Notes 9.75% due 01/15/2019*	1,375,000	1,491,875

		9,380,165

Finance-Auto Loans — 0.7%
American Honda Finance Corp. Senior Notes 4.63% due 04/02/2013*	540,000	554,868
Ford Motor Credit Co. LLC Senior Notes 3.00% due 06/12/2017	3,600,000	3,584,279
Ford Motor Credit Co. LLC Senior Notes 3.88% due 01/15/2015	900,000	931,891
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/2021	900,000	993,866
Ford Motor Credit Co. LLC Senior Notes 8.00% due 12/15/2016	650,000	768,275

Security Description	Principal Amount	Value (Note 2)

Finance-Auto Loans (continued)
Ford Motor Credit Co. LLC Senior Notes 8.13% due 01/15/2020	$800,000	$978,396

		7,811,575

Finance-Commercial — 0.6%
Football Trust V Pass Through Certs. 5.35% due 10/05/2020*(2)	2,400,000	2,629,088
Textron Financial Corp. Senior Notes 5.40% due 04/28/2013	1,910,000	1,958,449
Textron Financial Corp. FRS Junior Sub. Bonds 6.00% due 02/15/2067*	2,400,000	1,896,000

		6,483,537

Finance-Consumer Loans — 0.9%
HSBC Finance Capital Trust IX FRS Ltd. Guar. Bonds 5.91% due 11/30/2035	3,700,000	3,552,000
HSBC Finance Corp. Senior Sub. Notes 6.68% due 01/15/2021	6,178,000	6,888,816

		10,440,816

Finance-Credit Card — 0.4%
Capital One Bank USA NA Sub. Notes 8.80% due 07/15/2019	3,250,000	4,186,019

Finance-Investment Banker/Broker — 1.5%
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	3,810,000	4,712,299
Jefferies Group, Inc. Senior Notes 6.88% due 04/15/2021	750,000	772,500
Jefferies Group, Inc. Senior Notes 8.50% due 07/15/2019	3,870,000	4,266,675
Raymond James Financial, Inc. Senior Notes 4.25% due 04/15/2016	1,215,000	1,278,351
Raymond James Financial, Inc. Senior Notes 5.63% due 04/01/2024	2,150,000	2,349,054
Raymond James Financial, Inc. Senior Notes 8.60% due 08/15/2019	2,650,000	3,255,695

		16,634,574

Finance-Other Services — 0.3%
BP Capital Markets America, Inc. Company Guar. Notes 4.20% due 06/15/2018	1,450,000	1,604,805
Cantor Fitzgerald LP Bonds 7.88% due 10/15/2019*	2,200,000	2,212,366

		3,817,171

23

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Debentures 6.63% due 10/01/2028	$250,000	$165,000

Firearms & Ammunition — 0.1%
FGI Operating Co., LLC/FGI Finance, Inc. Senior Sec. Notes 7.88% due 05/01/2020*	1,075,000	1,134,125

Food-Dairy Products — 0.2%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/2016	1,175,000	1,210,250
Dean Foods Co. Company Guar. Notes 9.75% due 12/15/2018	1,175,000	1,286,625

		2,496,875

Food-Meat Products — 0.2%
Smithfield Foods, Inc. Senior Notes 6.63% due 08/15/2022	350,000	363,125
Smithfield Foods, Inc. Senior Notes 7.75% due 07/01/2017	750,000	832,500
Tyson Foods, Inc. Company Guar. Notes 4.50% due 06/15/2022	1,250,000	1,262,500

		2,458,125

Food-Misc./Diversified — 1.0%
ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/2015	750,000	767,820
Del Monte Corp. Company Guar. Notes 7.63% due 02/15/2019	1,950,000	1,935,375
Kellogg Co. Senior Notes 1.75% due 05/17/2017	1,630,000	1,658,072
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/2040	1,310,000	1,801,465
Michael Foods Group, Inc. Company Guar. Notes 9.75% due 07/15/2018	2,100,000	2,320,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 8.25% due 09/01/2017	300,000	320,625
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 9.25% due 04/01/2015	775,000	792,437
Ralcorp Holdings, Inc. Senior Sec. Notes 6.63% due 08/15/2039	1,030,000	1,102,577

		10,698,871

Food-Retail — 0.1%
Jitney-Jungle Stores of America, Inc. Escrow Notes 10.38% due 09/15/2007†(1)(2)	125,000	0

Security Description	Principal Amount	Value (Note 2)

Food-Retail (continued)
Kroger Co. Senior Notes 6.90% due 04/15/2038	$940,000	$1,190,281

		1,190,281

Food-Wholesale/Distribution — 0.2%
US Foodservice Senior Notes 8.50% due 06/30/2019*	1,775,000	1,819,375

Gambling (Non-Hotel) — 0.2%
Jacobs Entertainment, Inc. Company Guar. Bonds 9.75% due 06/15/2014	1,200,000	1,170,000
Seminole Indian Tribe of Florida Notes 7.75% due 10/01/2017*	200,000	218,500
Seminole Indian Tribe of Florida Bonds 7.80% due 10/01/2020*	1,160,000	1,159,281

		2,547,781

Gas-Distribution — 0.6%
Atmos Energy Corp. Senior Notes 8.50% due 03/15/2019	230,000	309,662
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/2014	880,000	958,244
Florida Gas Transmission Co. LLC Senior Notes 5.45% due 07/15/2020*	700,000	791,956
Sempra Energy Senior Notes 6.00% due 10/15/2039	1,170,000	1,562,819
Sempra Energy Senior Notes 6.50% due 06/01/2016	2,230,000	2,652,657

		6,275,338

Gold Mining — 0.1%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/2035	760,000	843,997

Home Furnishings — 0.4%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	1,375,000	1,402,500
Sealy Mattress Co. Company Guar. Notes 8.25% due 06/15/2014	1,900,000	1,883,375
Sealy Mattress Co. Senior Sec. Notes 10.88% due 04/15/2016*	268,000	290,110
Simmons Bedding Co. Company Guar. Notes 11.25% due 07/15/2015*	1,275,000	1,318,044

		4,894,029

Hotels/Motels — 0.5%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/2020	2,400,000	2,529,000

24

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Hotels/Motels (continued)
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	$200,000	$213,000
Marriott International, Inc. Senior Notes 3.00% due 03/01/2019	1,550,000	1,586,882
Wyndham Worldwide Corp. Senior Notes 4.25% due 03/01/2022	1,090,000	1,116,175
Wyndham Worldwide Corp. Senior Notes 5.63% due 03/01/2021	610,000	673,896
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/2016	11,000	12,298

		6,131,251

Housewares — 0.1%
Libbey Glass, Inc. Company Guar. Notes 6.88% due 05/15/2020*	950,000	1,002,250

Independent Power Producers — 0.3%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021*	1,200,000	1,335,000
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	1,750,000	1,863,750
NRG Energy, Inc. Company Guar. Notes 7.88% due 05/15/2021	175,000	185,938
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	375,000	404,062

		3,788,750

Insurance-Life/Health — 1.5%
Aflac, Inc. Senior Notes 8.50% due 05/15/2019	2,380,000	3,153,757
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	900,000	929,481
Lincoln National Corp. Senior Notes 7.00% due 06/15/2040	1,425,000	1,746,679
Pacific Life Corp. Senior Bonds 6.60% due 09/15/2033*	2,700,000	2,953,878
Pacific Life Global Funding Senior Notes 5.15% due 04/15/2013*	2,350,000	2,424,911
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	2,200,000	2,403,861
Prudential Financial, Inc. Senior Notes 6.20% due 11/15/2040	850,000	972,341
Prudential Financial, Inc. Senior Notes 6.63% due 12/01/2037	2,130,000	2,547,659

		17,132,567

Security Description	Principal Amount	Value (Note 2)

Insurance-Multi-line — 1.2%
CNA Financial Corp. Senior Notes 5.75% due 08/15/2021	$900,000	$1,019,139
CNA Financial Corp. Senior Notes 5.88% due 08/15/2020	570,000	651,638
CNA Financial Corp. Senior Notes 6.50% due 08/15/2016	410,000	465,846
CNA Financial Corp. Senior Notes 7.35% due 11/15/2019	810,000	986,780
Hartford Financial Services Group, Inc. Senior Notes 5.13% due 04/15/2022	775,000	824,584
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 04/15/2042	755,000	834,587
Horace Mann Educators Corp. Senior Notes 6.85% due 04/15/2016	830,000	902,347
MetLife, Inc. Senior Notes 6.75% due 06/01/2016	2,100,000	2,483,023
MetLife, Inc. Junior Sub. Notes 10.75% due 08/01/2069	900,000	1,300,500
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	2,870,000	3,951,533
USF&G Capital II Company Guar. Notes 8.31% due 07/01/2046*	250,000	315,009

		13,734,986

Insurance-Mutual — 1.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	180,000	184,323
Liberty Mutual Group, Inc. Company Guar. Notes 5.00% due 06/01/2021*	580,000	597,064
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	3,600,000	3,800,668
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	3,350,000	4,944,630
New York Life Insurance Co. Sub. Sub. Notes 6.75% due 11/15/2039*	420,000	580,061
Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/2040*	875,000	1,105,790
Union Central Life Insurance Co. Notes 8.20% due 11/01/2026*(2)	1,250,000	1,488,010

		12,700,546

Insurance-Property/Casualty — 0.2%
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/2015	2,050,000	2,300,947

25

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Investment Management/Advisor Services — 1.7%
Blackrock, Inc. Senior Notes 6.25% due 09/15/2017	$4,200,000	$5,128,666
Eaton Vance Corp. Senior Notes 6.50% due 10/02/2017	1,550,000	1,781,497
FMR LLC Senior Notes 5.35% due 11/15/2021*	1,260,000	1,381,528
FMR LLC Notes 7.49% due 06/15/2019*	400,000	491,434
FMR LLC Bonds 7.57% due 06/15/2029*	2,200,000	2,833,070
Franklin Resources, Inc. Senior Notes 4.63% due 05/20/2020	890,000	1,030,712
Janus Capital Group, Inc. Senior Notes 6.70% due 06/15/2017	1,450,000	1,571,665
Legg Mason, Inc. Senior Notes 5.50% due 05/21/2019*	985,000	1,045,874
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.63% due 03/15/2020*	275,000	288,063
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.88% due 03/15/2022*	350,000	370,125
Nuveen Investments, Inc. Senior Notes 5.50% due 09/15/2015	430,000	387,000
Nuveen Investments, Inc. Company Guar. Notes 10.50% due 11/15/2015	2,300,000	2,334,500

		18,644,134

Machine Tools & Related Products — 0.1%
Mcron Finance Sub LLC/Mcron Finance Corp. Senior Sec. Notes 8.38% due 05/15/2019*	650,000	671,125

Machinery-Farming — 0.2%
AGCO Corp. Senior Notes 5.88% due 12/01/2021	2,350,000	2,536,144

Machinery-General Industrial — 0.1%
Roper Industries, Inc. Senior Notes 6.25% due 09/01/2019	290,000	350,926
Roper Industries, Inc. Senior Notes 6.63% due 08/15/2013	1,160,000	1,217,820

		1,568,746

Security Description	Principal Amount	Value (Note 2)

Machinery-Thermal Process — 0.1%
Cleaver-Brooks, Inc. Senior Sec. Notes 12.25% due 05/01/2016*	$1,150,000	$1,227,625

Medical Instruments — 0.3%
Boston Scientific Corp. Senior Notes 4.50% due 01/15/2015	1,500,000	1,605,591
Boston Scientific Corp. Senior Notes 6.00% due 01/15/2020	1,400,000	1,687,847

		3,293,438

Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc. Company Guar. Notes 4.75% due 01/30/2020	450,000	511,556
Quest Diagnostics, Inc. Company Guar. Notes 5.75% due 01/30/2040	440,000	532,594

		1,044,150

Medical Products — 0.7%
Biomet, Inc. Senior Notes 6.50% due 08/01/2020*	750,000	772,500
DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 7.75% due 04/15/2018	1,250,000	1,059,375
DJO Finance LLC/DJO Finance Corp. Sec. Notes 8.75% due 03/15/2018*	200,000	206,000
DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 9.75% due 10/15/2017	325,000	242,125
LVB Acquisition Holding LLC Company Guar. Notes 11.63% due 10/15/2017	2,225,000	2,394,656
PSS World Medical, Inc. Company Guar. Notes 6.38% due 03/01/2022	475,000	496,375
Universal Hospital Services, Inc. FRS Senior Sec. Notes 4.11% due 06/01/2015	300,000	292,125
Universal Hospital Services, Inc. Senior Sec. Notes 7.63% due 08/15/2020*	675,000	688,500
Universal Hospital Services, Inc. Sec. Notes 8.50% due 06/01/2015(5)	1,400,000	1,435,700
Zimmer Holdings, Inc. Senior Notes 5.75% due 11/30/2039	600,000	754,840

		8,342,196

Medical-Biomedical/Gene — 0.5%
Bio-Rad Laboratories, Inc. Senior Notes 4.88% due 12/15/2020	2,380,000	2,513,366
Gilead Sciences, Inc. Senior Notes 4.50% due 04/01/2021	2,620,000	2,984,133

		5,497,499

26

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs — 0.1%
Grifols, Inc. Company Guar. Notes 8.25% due 02/01/2018	$1,175,000	$1,286,625

Medical-HMO — 0.3%
MultiPlan, Inc. Company Guar. Notes 9.88% due 09/01/2018*	1,750,000	1,922,812
WellPoint, Inc. Senior Notes 5.85% due 01/15/2036	760,000	922,704

		2,845,516

Medical-Hospitals — 1.1%
HCA Holdings, Inc. Senior Notes 7.75% due 05/15/2021	1,550,000	1,687,562
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	575,000	618,844
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	300,000	335,250
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	4,275,000	4,798,687
HCA, Inc. Senior Notes 7.50% due 11/06/2033	625,000	600,000
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	1,350,000	1,323,000
United Surgical Partners International, Inc. Senior Notes 9.00% due 04/01/2020*	975,000	1,050,563
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. Company Guar. Notes 8.00% due 02/01/2018	1,700,000	1,776,500

		12,190,406

Medical-Outpatient/Home Medical — 0.1%
CRC Health Corp. Company Guar. Notes 10.75% due 02/01/2016	1,200,000	1,069,500

Metal Processors & Fabrication — 0.5%
Dynacast International LLC/Dynacast Finance, Inc. Sec. Notes 9.25% due 07/15/2019	1,125,000	1,161,563
Worthington Industries, Inc. Senior Notes 6.50% due 04/15/2020	3,550,000	3,983,025

		5,144,588

Metal-Aluminum — 0.2%
Alcoa, Inc. Senior Notes 5.40% due 04/15/2021	500,000	512,512

Security Description	Principal Amount	Value (Note 2)

Metal-Aluminum (continued)
Alcoa, Inc. Senior Notes 5.55% due 02/01/2017	$1,470,000	$1,622,804

		2,135,316

Metal-Copper — 0.1%
Southern Copper Corp. Senior Notes 6.75% due 04/16/2040	950,000	1,096,810

Motorcycle/Motor Scooter — 0.2%
Harley-Davidson Financial Services, Inc. Company Guar. Notes 2.70% due 03/15/2017*	910,000	927,961
Harley-Davidson Financial Services, Inc. Company Guar. Notes 3.88% due 03/15/2016*	1,190,000	1,263,302

		2,191,263

Multimedia — 1.5%
Entravision Communications Corp. Senior Sec. Notes 8.75% due 08/01/2017	924,000	984,060
NBCUniversal Media LLC Senior Notes 5.15% due 04/30/2020	1,100,000	1,304,895
NBCUniversal Media LLC Senior Notes 5.95% due 04/01/2041	2,000,000	2,532,808
NBCUniversal Media LLC Senior Notes 6.40% due 04/30/2040	1,125,000	1,472,478
News America Holdings, Inc. Company Guar. Bonds 8.00% due 10/17/2016	650,000	809,595
News America, Inc. Company Guar. Bonds 7.63% due 11/30/2028	1,000,000	1,236,813
Time Warner, Inc. Company Guar. Notes 6.20% due 03/15/2040	1,500,000	1,853,998
Time Warner, Inc. Company Guar. Bonds 6.25% due 03/29/2041	2,880,000	3,621,396
Walt Disney Co. Senior Notes 3.75% due 06/01/2021	1,690,000	1,906,325
Wolverine Healthcare Analytics Senior Notes 10.63% due 06/01/2020*	700,000	743,750

		16,466,118

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 5.50% due 09/15/2019	1,000,000	1,177,324

Office Automation & Equipment — 0.4%
CDW LLC/CDW Finance Corp. Company Guar. Notes 8.50% due 04/01/2019	1,950,000	2,067,000

27

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Office Automation & Equipment (continued)
CDW LLC/CDW Finance Corp. Company Guar. Notes 12.54% due 10/12/2017	$500,000	$536,250
Xerox Corp. Senior Notes 2.95% due 03/15/2017	670,000	677,300
Xerox Corp. Senior Notes 4.50% due 05/15/2021	825,000	860,224

		4,140,774

Oil & Gas Drilling — 0.4%
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	2,200,000	2,357,940
Nabors Industries, Inc. Company Guar. Notes 5.00% due 09/15/2020	700,000	764,812
Nabors Industries, Inc. Company Guar. Notes 9.25% due 01/15/2019	990,000	1,286,815

		4,409,567

Oil Companies-Exploration & Production — 1.8%
ATP Oil & Gas Corp. Sec. Notes 11.88% due 05/01/2015(10)	800,000	308,000
Berry Petroleum Co. Senior Notes 6.38% due 09/15/2022	300,000	318,000
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022*	250,000	261,875
Chaparral Energy, Inc. Company Guar. Notes 9.88% due 10/01/2020	900,000	1,019,250
Chesapeake Energy Corp. Company Guar. Notes 6.78% due 03/15/2019	1,225,000	1,200,500
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/2018	700,000	701,750
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc. Company Guar. Notes 6.63% due 11/15/2019*	700,000	637,000
Comstock Resources, Inc. Company Guar. Notes 7.75% due 04/01/2019	675,000	651,375
Comstock Resources, Inc. Company Guar. Notes 9.50% due 06/15/2020	450,000	471,375
Concho Resources, Inc. Senior Notes 7.00% due 01/15/2021	650,000	713,375
Denbury Resources, Inc. Company Guar. Notes 8.25% due 02/15/2020	475,000	534,375
Energy XXI Gulf Coast, Inc. Company Guar. Notes 7.75% due 06/15/2019	275,000	288,750

Security Description	Principal Amount	Value (Note 2)

Oil Companies-Exploration & Production (continued)
Energy XXI Gulf Coast, Inc. Company Guar. Notes 9.25% due 12/15/2017	$850,000	$941,375
Everest Acquisition LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019*	250,000	266,875
Everest Acquisition LLC/Everest Acquisition Finance, Inc. Senior Notes 9.38% due 05/01/2020*	1,050,000	1,130,062
Forest Oil Corp. Company Guar. Bonds 7.25% due 06/15/2019	1,225,000	1,182,125
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020*	725,000	737,688
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 05/15/2019*	100,000	99,750
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.75% due 02/01/2021	575,000	606,625
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	600,000	651,000
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	475,000	506,469
Oasis Petroleum, Inc. Company Guar. Notes 6.50% due 11/01/2021	925,000	931,937
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	325,000	329,063
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 12/15/2015	800,000	892,000
Plains Exploration & Production Co. Company Guar. Notes 6.13% due 06/15/2019	775,000	802,125
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	625,000	668,750
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/2021	350,000	357,000
SandRidge Energy, Inc. Company Guar. Notes 8.13% due 10/15/2022*	775,000	806,000
Vanguard Natural Resources LLC/VNR Finance Corp. Company Guar. Notes 7.88% due 04/01/2020	800,000	802,000
W&T Offshore, Inc. Company Guar. Notes 8.50% due 06/15/2019	950,000	997,500

		19,813,969

28

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated — 1.0%
Hess Corp. Senior Notes 5.60% due 02/15/2041	$2,000,000	$2,274,334
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	830,000	1,009,523
PC Financial Partnership Company Guar. Notes 5.00% due 11/15/2014	1,800,000	1,949,364
Phillips 66 Company Guar. Notes 1.95% due 03/05/2015*	1,460,000	1,484,451
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022*	2,490,000	2,724,630
XTO Energy, Inc. Senior Notes 6.38% due 06/15/2038	440,000	677,228
XTO Energy, Inc. Senior Notes 6.75% due 08/01/2037	605,000	972,624

		11,092,154

Oil Field Machinery & Equipment — 0.0%
Thermon Industries, Inc. Sec. Notes 9.50% due 05/01/2017	425,000	467,500

Oil Refining & Marketing — 0.6%
Coffeyville Resources LLC Senior Sec. Notes 10.88% due 04/01/2017*	525,000	584,062
Valero Energy Corp. Senior Notes 7.50% due 04/15/2032	1,540,000	1,957,602
Valero Energy Corp. Senior Notes 9.38% due 03/15/2019	3,340,000	4,515,720

		7,057,384

Oil-Field Services — 0.3%
Basic Energy Services, Inc. Company Guar. Notes 7.13% due 04/15/2016	1,000,000	982,500
Basic Energy Services, Inc. Company Guar. Notes 7.75% due 02/15/2019	350,000	338,625
Forbes Energy Services, Ltd. Company Guar. Notes 9.00% due 06/15/2019	1,000,000	955,000
SESI LLC Company Guar. Notes 6.38% due 05/01/2019	450,000	478,125
SESI LLC Senior Notes 7.13% due 12/15/2021*	950,000	1,052,125

		3,806,375

Optical Supplies — 0.1%
Bausch & Lomb, Inc. Senior Notes 9.88% due 11/01/2015	1,225,000	1,278,594

Security Description	Principal Amount	Value (Note 2)

Paper & Related Products — 0.6%
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/2018	$125,000	$134,375
Clearwater Paper Corp. Senior Notes 10.63% due 06/15/2016	250,000	278,750
International Paper Co. Senior Notes 7.30% due 11/15/2039	1,500,000	1,972,332
International Paper Co. Senior Notes 7.50% due 08/15/2021	1,020,000	1,329,944
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*	675,000	696,937
Plum Creek Timberlands LP Company Guar. Notes 4.70% due 03/15/2021	1,200,000	1,266,040
Pope & Talbot, Inc. Debentures 8.38% due 06/01/2013†(1)(2)(6)(7)	250,000	25
Westvaco Corp. Debentures 7.65% due 03/15/2027	900,000	969,138

		6,647,541

Pharmacy Services — 0.1%
Omnicare, Inc. Company Guar. Notes 7.75% due 06/01/2020	1,100,000	1,204,500

Physical Therapy/Rehabilitation Centers — 0.1%
Physiotherapy Associates Holdings, Inc. Senior Notes 11.88% due 05/01/2019*	750,000	781,875

Pipelines — 2.5%
Access Midstream Partners, L.P./ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	525,000	528,938
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.13% due 04/01/2021	925,000	959,687
Crosstex Energy LP/Crosstex Energy Finance Corp. Company Guar. Notes 8.88% due 02/15/2018	1,200,000	1,272,000
El Paso Corp. Senior Notes 6.50% due 09/15/2020	100,000	112,096
El Paso Corp. Senior Notes 7.25% due 06/01/2018	525,000	605,595
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,975,000	2,256,437
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 06/01/2015	900,000	962,103

29

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Enterprise Products Operating LLC Company Guar. Notes 9.75% due 01/31/2014	$3,370,000	$3,799,075
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.50% due 03/01/2020*	500,000	522,500
Kinder Morgan Energy Partners LP Senior Notes 3.95% due 09/01/2022	3,100,000	3,270,658
Kinder Morgan Energy Partners LP Senior Notes 5.80% due 03/15/2035	2,540,000	2,842,811
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/2041	570,000	700,567
Kinder Morgan Energy Partners LP Senior Notes 6.55% due 09/15/2040	2,960,000	3,602,202
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/2020	675,000	718,875
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 6.88% due 12/01/2018	950,000	1,016,500
Southern Star Central Corp. Senior Notes 6.75% due 03/01/2016	700,000	707,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.38% due 08/01/2022*	275,000	281,875
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.88% due 02/01/2021	525,000	553,875
Williams Partners LP Senior Notes 5.25% due 03/15/2020	2,720,000	3,135,866

		27,848,660

Power Converter/Supply Equipment — 0.2%
Hubbell, Inc. Senior Notes 5.95% due 06/01/2018	2,160,000	2,594,542

Protection/Safety — 0.1%
Monitronics International, Inc. Senior Notes 9.13% due 04/01/2020*	600,000	582,000

Publishing-Books — 0.1%
ProQuest LLC/ProQuest Notes Co. Company Guar. Notes 9.00% due 10/15/2018*	700,000	638,750

Publishing-Periodicals — 0.0%
Idearc, Inc. Escrow Notes 8.00% due 11/15/2016†(1)(2)	1,275,000	28,688

Security Description	Principal Amount	Value (Note 2)

Publishing-Periodicals (continued)
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 7.75% due 10/15/2018	$325,000	$365,625

		394,313

Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 8.00% due 06/01/2019	425,000	460,063

Radio — 0.3%
Cumulus Media Holdings, Inc. Company Guar. Notes 7.75% due 05/01/2019	1,075,000	1,042,750
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	1,075,000	1,169,063
Townsquare Radio LLC/Townsquare Radio, Inc. Company Guar. Notes 9.00% due 04/01/2019*	850,000	898,875

		3,110,688

Real Estate Investment Trusts — 2.1%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	1,100,000	1,140,806
American Tower Corp. Senior Notes 4.50% due 01/15/2018	900,000	965,197
Boston Properties LP Senior Notes 5.88% due 10/15/2019	3,000,000	3,535,494
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/2017	910,000	1,013,573
Equity One, Inc. Company Guar. Notes 6.25% due 12/15/2014	1,500,000	1,622,343
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	200,000	207,876
Health Care REIT, Inc. Senior Notes 6.13% due 04/15/2020	1,750,000	2,039,627
Host Hotels & Resorts LP Senior Notes 6.00% due 10/01/2021	925,000	1,038,312
Liberty Property LP Senior Notes 6.63% due 10/01/2017	1,300,000	1,530,714
Simon Property Group LP Senior Notes 6.13% due 05/30/2018	1,350,000	1,622,042
Simon Property Group LP Senior Notes 6.75% due 05/15/2014	2,025,000	2,196,278
Tanger Properties LP Senior Notes 6.13% due 06/01/2020	1,760,000	2,081,781
UDR, Inc. Company Guar. Notes 4.63% due 01/10/2022	710,000	768,236

30

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	$3,675,000	$4,314,002

		24,076,281

Real Estate Management/Services — 0.4%
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	1,540,000	1,747,469
ProLogis LP Senior Notes 6.88% due 03/15/2020	940,000	1,158,238
ProLogis LP Senior Notes 7.63% due 08/15/2014	1,460,000	1,614,514

		4,520,221

Real Estate Operations & Development — 0.1%
Regency Centers LP Company Guar. Notes 4.80% due 04/15/2021	1,200,000	1,307,617
Susa Partnership LP Senior Notes 8.20% due 06/01/2017	250,000	308,679

		1,616,296

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	250,000	9

Rental Auto/Equipment — 0.9%
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	3,090,000	3,316,509
ERAC USA Finance LLC Company Guar. Notes 6.38% due 10/15/2017*	2,680,000	3,150,863
Hertz Corp. Company Guar. Notes 6.75% due 04/15/2019	1,000,000	1,050,000
RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Notes 8.25% due 02/01/2021	275,000	298,375
RSC Equipment Rental, Inc./RSC Holdings III LLC Company Guar. Notes 10.25% due 11/15/2019	475,000	535,562
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/2020	1,175,000	1,245,500
UR Merger Sub Corp. Company Guar. Notes 7.38% due 05/15/2020*	75,000	79,313
UR Merger Sub Corp. Company Guar. Notes 7.63% due 04/15/2022*	75,000	79,781

		9,755,903

Security Description	Principal Amount	Value (Note 2)

Research & Development — 0.1%
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. Senior Notes 9.50% due 12/01/2019*	$1,125,000	$1,250,156

Resorts/Theme Parks — 0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. Company Guar. Notes 9.13% due 08/01/2018	975,000	1,097,484
HRP Myrtle Beach Operations LLC Escrow Notes 7.38 due 04/01/2012†*(1)(2)(4)	475,000	0

		1,097,484

Retail-Apparel/Shoe — 0.2%
Gymboree Corp. Senior Notes 9.13% due 12/01/2018	1,225,000	1,143,844
Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	750,000	785,625

		1,929,469

Retail-Arts & Crafts — 0.1%
Michaels Stores, Inc. Company Guar. Notes 7.75% due 11/01/2018	1,350,000	1,446,188

Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 01/15/2022	840,000	900,818
O’Reilly Automotive, Inc. Company Guar. Notes 4.88% due 01/14/2021	1,040,000	1,138,061

		2,038,879

Retail-Automobile — 0.1%
United Auto Group Company Guar. Notes 7.75% due 12/15/2016	900,000	931,500

Retail-Building Products — 0.3%
Hillman Group, Inc. Company Guar. Notes 10.88% due 06/01/2018	1,125,000	1,195,312
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	1,510,000	2,110,441

		3,305,753

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc. Senior Notes 6.75% due 07/15/2013	2,140,000	2,225,172

Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 5.30% due 01/11/2027*	571,071	615,070

Retail-Fabric Store — 0.2%
Jo-Ann Stores, Inc. Senior Notes 8.13% due 03/15/2019*	1,950,000	1,957,313

31

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail-Leisure Products — 0.1%
PC Merger Sub, Inc. Senior Notes 8.88% due 08/01/2020*	$800,000	$828,000

Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022	100,000	106,875
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	675,000	753,469

		860,344

Retail-Pet Food & Supplies — 0.2%
Petco Animal Supplies, Inc. Company Guar. Notes 9.25% due 12/01/2018*	1,650,000	1,808,813

Retail-Propane Distribution — 0.1%
Inergy LP/Inergy Finance Corp. Company Guar. Notes 6.88% due 08/01/2021	1,400,000	1,438,500

Retail-Restaurants — 0.3%
DineEquity, Inc. Company Guar. Notes 9.50% due 10/30/2018	2,025,000	2,237,625
NPC International, Inc./NPC Operating Co. Company Guar. Notes 10.50% due 01/15/2020	1,350,000	1,520,437

		3,758,062

Retail-Sporting Goods — 0.1%
Academy Ltd./Academy Finance Corp. Company Guar. Notes 9.25% due 08/01/2019*	1,225,000	1,347,500

Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.75% due 10/15/2012	1,700,000	1,712,850

Schools — 0.3%
Boston University Senior Notes 7.63% due 07/15/2097	2,000,000	2,549,922
University of Southern California Senior Bonds 5.25% due 10/01/2111	850,000	1,146,276

		3,696,198

School-Day Care — 0.1%
Knowledge Learning Corp. Company Guar. Notes 7.75% due 02/01/2015*	1,500,000	1,252,500

Semiconductor Components-Integrated Circuits — 0.1%
Maxim Integrated Products, Inc. Senior Notes 3.45% due 06/14/2013	1,295,000	1,325,763

Security Description	Principal Amount	Value (Note 2)

Semiconductor Equipment — 0.3%
KLA-Tencor Corp. Senior Notes 6.90% due 05/01/2018	$2,640,000	$3,173,708

Special Purpose Entities — 1.4%
Army Hawaii Family Housing Trust Company Guar. Bonds 5.52% due 06/15/2050*	790,000	817,650
Camp Pendleton & Quantico Housing LLC Bonds 5.57% due 10/01/2050*(1)	1,625,000	1,720,469
Capital One Capital IV FRS Ltd. Guar. Notes 6.75% due 02/17/2037	2,980,000	3,002,648
General Electric Capital Corp./LJ VP Holdings LLC Senior Notes 3.80% due 06/18/2019*	1,340,000	1,382,813
Goldman Sachs Capital I Ltd. Guar.Notes 6.35% due 02/15/2034	2,500,000	2,429,983
Murray Street Investment Trust I VRS Company Guar. Notes 4.65% due 03/09/2017	4,930,000	5,067,591
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 9.50% due 06/15/2019*	700,000	730,625

		15,151,779

Steel Pipe & Tube — 0.5%
Mueller Water Products, Inc. Company Guar. Notes 7.38% due 06/01/2017	1,120,000	1,136,800
Mueller Water Products, Inc. Company Guar. Notes 8.75% due 09/01/2020	315,000	352,012
Valmont Industries, Inc. Company Guar. Notes 6.63% due 04/20/2020	3,420,000	4,093,357

		5,582,169

Steel-Producers — 0.2%
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	2,600,000	2,760,654

Steel-Specialty — 0.2%
Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/2019	1,620,000	2,102,938

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	1,100,000	1,207,867

Telecom Services — 0.3%
Level 3 Communications, Inc. Senior Notes 8.88% due 06/01/2019*	100,000	101,750
SBA Tower Trust Sec. Notes 5.10% due 04/15/2042*	1,790,000	1,957,845

32

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telecom Services (continued)
West Corp. Company Guar. Notes 7.88% due 01/15/2019	$550,000	$586,437
West Corp. Company Guar. Notes 11.00% due 10/15/2016	775,000	817,625

		3,463,657

Telecommunication Equipment — 0.7%
CommScope, Inc. Senior Notes 8.25% due 01/15/2019*	1,675,000	1,752,469
Harris Corp. Senior Notes 5.95% due 12/01/2017	5,000,000	5,864,260
Juniper Networks, Inc. Senior Notes 5.95% due 03/15/2041	510,000	584,994

		8,201,723

Telephone-Integrated — 1.6%
BellSouth Corp. Senior Bonds 5.20% due 09/15/2014	2,000,000	2,181,260
CenturyLink, Inc. Senior Notes 6.45% due 06/15/2021	4,000,000	4,414,036
CenturyLink, Inc. Senior Notes 7.65% due 03/15/2042	3,000,000	3,081,852
Citizens Communications Co. Senior Notes 9.00% due 08/15/2031	900,000	886,500
Level 3 Financing, Inc. Company Guar. Notes 8.13% due 07/01/2019	950,000	999,875
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/2020	550,000	589,875
SBC Communications Senior Notes 5.10% due 09/15/2014	2,000,000	2,188,156
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	1,225,000	1,096,375
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/2019	2,650,000	2,716,250

		18,154,179

Television — 0.2%
AMC Networks, Inc. Company Guar. Notes 7.75% due 07/15/2021	850,000	962,625
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/2016*	1,050,000	1,124,813

		2,087,438

Theaters — 0.1%
Cinemark USA, Inc. Company Guar. Notes 7.38% due 06/15/2021	150,000	166,500

Security Description	Principal Amount	Value (Note 2)

Theaters (continued)
Cinemark USA, Inc. Company Guar. Notes 8.63% due 06/15/2019	$1,175,000	$1,310,125

		1,476,625

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	670,000	945,360
Lorillard Tobacco Co. Company Guar. Notes 7.00% due 08/04/2041	810,000	928,075

		1,873,435

Toys — 0.1%
Hasbro, Inc. Senior Notes 6.35% due 03/15/2040	1,240,000	1,499,738

Transport-Equipment & Leasing — 0.1%
Maxim Crane Works LP Senior Sec. Notes 12.25% due 04/15/2015*	650,000	643,500

Transport-Rail — 0.4%
Burlington Northern and Santa Fe Railway Co. Pass Through Certs. Series 1992-2 7.57% due 01/02/2021	287,873	343,559
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	2,200,000	2,789,472
Union Pacific Corp. Senior Notes 4.88% due 01/15/2015	1,520,000	1,657,932

		4,790,963

Transport-Services — 0.3%
PHI, Inc. Company Guar. Notes 8.63% due 10/15/2018	925,000	955,062
Ryder System, Inc. Senior Notes 3.15% due 03/02/2015	1,055,000	1,092,370
Ryder System, Inc. Senior Notes 3.50% due 06/01/2017	800,000	845,602

		2,893,034

Trucking/Leasing — 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.75% due 05/11/2017*	4,020,000	4,076,557

Wire & Cable Products — 0.4%
Anixter, Inc. Company Guar. Notes 5.63% due 05/01/2019	600,000	622,500
Belden, Inc. Senior Sub. Notes 7.00% due 03/15/2017	1,450,000	1,502,562
General Cable Corp. Company Guar. Notes 7.13% due 04/01/2017	1,530,000	1,575,900

33

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Wire & Cable Products (continued)
International Wire Group, Inc. Senior Sec. Notes 9.75% due 04/15/2015*	$850,000	$892,500

		4,593,462

X-Ray Equipment — 0.1%
Hologic, Inc. Company Guar. Notes 6.25% due 08/01/2020*	600,000	634,500

Total U.S. Corporate Bonds & Notes (cost $831,960,290)		912,561,170

FOREIGN CORPORATE BONDS & NOTES — 14.8%
Aerospace/Defense — 0.1%
Embraer Overseas, Ltd. Company Guar. Notes 6.38% due 01/15/2020	675,000	761,063

Agricultural Chemicals — 0.1%
Incitec Pivot, Ltd. Company Guar. Notes 4.00% due 12/07/2015*	1,270,000	1,314,595

Auto-Cars/Light Trucks — 0.4%
Jaguar Land Rover PLC Company Guar. Notes 8.13% due 05/15/2021*	1,400,000	1,487,500
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	3,150,000	3,253,351

		4,740,851

Auto/Truck Parts & Equipment-Original — 0.2%
International Automotive Components Group SL Senior Sec. Notes 9.13% due 06/01/2018*	1,400,000	1,293,250
Schaeffler Finance BV Senior Sec. Notes 7.75% due 02/15/2017*	400,000	423,500

		1,716,750

Banks-Commercial — 0.7%
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/2016*(8)	2,850,000	2,600,625
Credit Suisse New York Senior Notes 5.50% due 05/01/2014	2,240,000	2,389,677
Santander US Debt SA Unipersonal Bank Guar. Notes 3.78% due 10/07/2015*	3,500,000	3,216,325

		8,206,627

Beverages-Wine/Spirits — 0.6%
Bacardi, Ltd. Senior Notes 7.45% due 04/01/2014*	2,630,000	2,897,758
Pernod-Ricard SA Senior Notes 4.25% due 07/15/2022*	2,950,000	3,162,707

Security Description	Principal Amount	Value (Note 2)

Beverages-Wine/Spirits (continued)
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*	$950,000	$1,109,501

		7,169,966

Broadcast Services/Program — 0.6%
Grupo Televisa SA Senior Notes 6.63% due 03/18/2025	5,015,000	6,390,118

Building Products-Doors & Windows — 0.1%
Masonite International Corp. Company Guar. Notes 8.25% due 04/15/2021*	1,150,000	1,196,000

Cellular Telecom — 0.3%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	200,000	205,786
America Movil SAB de CV Company Guar. Notes 5.75% due 01/15/2015	900,000	999,957
Digicel Group, Ltd. Senior Notes 8.88% due 01/15/2015*	2,250,000	2,289,375
Digicel Group, Ltd. Senior Notes 10.50% due 04/15/2018*	325,000	346,937

		3,842,055

Chemicals-Diversified — 0.1%
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/2017*	827,000	886,958

Computers — 0.2%
Hewlett-Packard Co. Senior Notes 2.60% due 09/15/2017	2,100,000	2,095,273

Computers-Memory Devices — 0.2%
Seagate HDD Cayman Company Guar. Notes 7.00% due 11/01/2021	575,000	624,594
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/2016	950,000	1,056,875

		1,681,469

Containers-Metal/Glass — 0.1%
Ardagh Packaging Finance PLC Company Guar. Notes 9.13% due 10/15/2020*	1,500,000	1,575,000

Diversified Banking Institutions — 0.5%
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	1,370,000	1,441,051
Deutsche Bank AG Senior Notes 3.25% due 01/11/2016	2,480,000	2,575,210
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	1,410,000	1,509,090

		5,525,351

34

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Financial Services — 0.3%
Hyundai Capital Services, Inc. Senior Notes 4.38% due 07/27/2016*	$380,000	$402,395
Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*	2,380,000	2,611,046

		3,013,441

Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 2.63% due 04/03/2017*	2,000,000	2,020,400
Anglo American Capital PLC Company Guar. Notes 4.45% due 09/27/2020*	600,000	638,338

		2,658,738

Diversified Operations — 0.3%
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/2017*	1,550,000	1,635,061
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.63% due 04/09/2019*	1,000,000	1,251,299
Stena AB Senior Notes 7.00% due 12/01/2016	250,000	243,125

		3,129,485

Electric-Generation — 0.1%
Korea Hydro & Nuclear Power Co., Ltd. Senior Notes 6.25% due 06/17/2014*	1,155,000	1,248,754

Electric-Integrated — 0.3%
Enel Finance International SA Company Guar. Notes 3.88% due 10/07/2014*	1,570,000	1,571,006
Enersis SA Senior Notes 7.40% due 12/01/2016	600,000	703,783
PPL WEM Holdings PLC Senior Notes 5.38% due 05/01/2021*	1,100,000	1,215,740

		3,490,529

Electronic Parts Distribution — 0.1%
Rexel SA Company Guar. Notes 6.13% due 12/15/2019*	1,350,000	1,380,375

Finance-Auto Loans — 0.2%
RCI Banque SA Senior Notes 4.60% due 04/12/2016*	1,900,000	1,906,473

Finance-Investment Banker/Broker — 0.3%
Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/2020*	3,500,000	3,580,290

Security Description	Principal Amount	Value (Note 2)

Food-Baking — 0.1%
Grupo Bimbo SAB de CV Company Guar. Notes 4.50% due 01/25/2022*	$1,230,000	$1,339,873

Gold Mining — 0.3%
AngloGold Holdings PLC Company Guar. Notes 5.13% due 08/01/2022	620,000	636,340
AngloGold Holdings PLC Company Guar. Notes 6.50% due 04/15/2040	750,000	764,489
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020*	1,660,000	1,620,124

		3,020,953

Insurance-Multi-line — 0.2%
AXA SA Sub. Notes 8.60% due 12/15/2030	2,500,000	2,744,967

Metal Processors & Fabrication — 0.1%
Schaeffler Finance BV Senior Sec. Notes 8.50% due 02/15/2019*	1,200,000	1,293,000

Metal-Diversified — 0.2%
Noranda, Inc. Company Guar. Notes 6.00% due 10/15/2015	1,750,000	1,946,297

Multimedia — 0.2%
Pearson Funding Two PLC Company Guar. Notes 4.00% due 05/17/2016*	1,800,000	1,920,703

Non-Ferrous Metals — 0.2%
Codelco, Inc. Senior Bonds 5.63% due 09/21/2035*	1,600,000	1,943,296

Oil & Gas Drilling — 0.1%
Noble Holding International, Ltd. Company Guar. Bonds 4.90% due 08/01/2020	840,000	932,518

Oil Companies-Exploration & Production — 1.0%
Canadian Natural Resources, Ltd. Senior Notes 4.90% due 12/01/2014	770,000	842,299
Canadian Natural Resources, Ltd. Senior Bonds 5.85% due 02/01/2035	4,960,000	5,948,563
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 5.95% due 04/28/2041*	1,550,000	2,017,003
Lone Pine Resources Canada, Ltd. Company Guar. Notes 10.38% due 02/15/2017*	450,000	430,875
Talisman Energy, Inc. Senior Notes 3.75% due 02/01/2021	500,000	515,425
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042	890,000	988,124

		10,742,289

35

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated — 2.2%
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/2015	$1,000,000	$1,069,506
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	3,100,000	3,687,915
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	1,800,000	1,900,942
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/2017*	1,000,000	1,115,580
Petro-Canada Senior Bonds 5.35% due 07/15/2033	2,650,000	2,926,716
Petrobras International Finance Co. Company Guar. Notes 2.88% due 02/06/2015	1,320,000	1,349,747
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	2,000,000	2,510,592
Petroleos Mexicanos Company Guar. Notes 4.88% due 03/15/2015	5,000,000	5,375,000
Petroleos Mexicanos Company Guar. Notes 5.50% due 01/21/2021	2,570,000	2,994,050
Petroleos Mexicanos Company Guar. Notes 6.00% due 03/05/2020	1,600,000	1,920,000

		24,850,048

Oil Refining & Marketing — 0.1%
Reliance Industries, Ltd. Senior Notes 8.25% due 01/15/2027*	500,000	616,250

Oil-Field Services — 0.4%
Schlumberger Investment SA Company Guar. Notes 1.95% due 09/14/2016*	840,000	867,024
Weatherford International, Ltd. Company Guar. Notes 5.95% due 04/15/2042	150,000	160,882
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/2018	600,000	689,140
Weatherford International, Ltd. Senior Notes 7.00% due 03/15/2038	2,100,000	2,387,868

		4,104,914

Pipelines — 0.3%
Enbridge, Inc. Senior Notes 5.60% due 04/01/2017	2,870,000	3,293,503

Satellite Telecom — 0.4%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/2019	650,000	694,688
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020*	600,000	637,500

Security Description	Principal Amount	Value (Note 2)

Satellite Telecom (continued)
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	$625,000	$668,750
Intelsat Jackson Holdings SA Company Guar. Notes 11.25% due 06/15/2016	1,395,000	1,468,237
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/2017(5)	425,000	442,000

		3,911,175

Security Services — 0.1%
Garda World Security Corp. Senior Notes 9.75% due 03/15/2017*	1,350,000	1,422,562

Seismic Data Collection — 0.2%
Cie Generale de Geophysique-Veritas Company Guar. Notes 6.50% due 06/01/2021	250,000	257,500
Cie Generale de Geophysique-Veritas Company Guar. Bonds 9.50% due 05/15/2016	325,000	354,656
Compagnie Generale de Geophysique-Veritas Company Guar. Notes 7.75% due 05/15/2017	1,175,000	1,223,469

		1,835,625

Semiconductor Equipment — 0.1%
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. Company Guar. Notes 10.50% due 04/15/2018	950,000	1,054,500

Specified Purpose Acquisitions — 0.0%
MMI International, Ltd. Senior Sec. Notes 8.00% due 03/01/2017*	250,000	260,000

Steel-Producers — 1.1%
ArcelorMittal Senior Notes 4.50% due 02/25/2017	1,650,000	1,633,416
ArcelorMittal Senior Notes 5.25% due 08/05/2020	3,000,000	2,900,370
ArcelorMittal Senior Notes 5.38% due 06/01/2013	520,000	534,529
ArcelorMittal Senior Notes 6.13% due 06/01/2018	1,425,000	1,473,136
ArcelorMittal Senior Notes 6.75% due 03/01/2041	1,000,000	932,030
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/2021*	2,570,000	2,733,195
Hyundai Steel Co. Senior Notes 4.63% due 04/21/2016*	2,130,000	2,254,605

		12,461,281

36

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
SupraNational Banks — 0.2%
Corp. Andina de Fomento Senior Notes 4.38% due 06/15/2022	$825,000	$892,637
Inter-American Development Bank Notes 6.75% due 07/15/2027	1,200,000	1,761,485

		2,654,122

Telecom Services — 0.0%
Digicel, Ltd. Senior Notes 12.00% due 04/01/2014*	275,000	305,938

Telephone-Integrated — 0.6%
KT Corp. Senior Notes 5.88% due 06/24/2014*	3,050,000	3,252,441
Telefonica Emisiones SAU Company Guar. Notes 5.86% due 02/04/2013	2,440,000	2,464,351
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	1,575,000	1,414,517

		7,131,309

Transport-Rail — 0.3%
Canadian Pacific Railway Co. Senior Bonds 7.13% due 10/15/2031	2,950,000	3,773,383

Travel Services — 0.1%
Carlson Wagonlit BV Senior Sec. Notes 6.88% due 06/15/2019*	1,125,000	1,161,563

Wireless Equipment — 0.3%
Telefonaktiebolaget LM Ericsson Senior Notes 4.13% due 05/15/2022	3,000,000	3,056,745

Total Foreign Corporate Bonds & Notes (cost $152,624,927)		165,286,975

FOREIGN GOVERNMENT AGENCIES — 0.8%
Sovereign — 0.6%
Republic of Colombia Senior Notes 4.38% due 07/12/2021	855,000	987,525
State Of Qatar Senior Notes 5.25% due 01/20/2020*	2,185,000	2,570,652
United Mexican States Senior Notes 6.63% due 03/03/2015	3,150,000	3,570,525

		7,128,702

SupraNational Banks — 0.2%
Corporacion Andina de Fomento Senior Notes 3.75% due 01/15/2016	710,000	741,620

Security Description	Shares/ Principal Amount	Value (Note 2)

SupraNational Banks (continued)
Corporacion Andina de Fomento Senior Notes 8.13% due 06/04/2019	$1,000,000	$1,290,934

		2,032,554

Total Foreign Government Agencies (cost $8,027,929)		9,161,256

U.S. GOVERNMENT AGENCIES — 0.1%
Resolution Funding Corp — 0.1%
Resolution Funding Corp. STRIPS zero coupon due 01/15/21 (cost $330,462)	640,000	554,857

MUNICIPAL BONDS & NOTES — 0.3%
U.S. Municipal Bonds & Notes — 0.3%
Chicago Il General Obligation Bonds 5.43% due 01/01/2042 (cost $3,520,000)	3,520,000	3,595,750

COMMON STOCK — 0.0%
Auto-Cars/Light Trucks — 0.0%
General Motors Co.†	16,407	323,382
Motors Liquidation Co. GUC Trust†	4,119	58,243

Total Common Stock (cost $1,608,862)		381,625

MEMBERSHIP INTEREST CERTIFICATES — 0.0%
Home Furnishings — 0.0%
CVC Claims Litigation Trust† (1)(4) (cost $50,370)	5	0

PREFERRED STOCK — 0.2%
Diversified Banking Institutions — 0.1%
Ally Financial, Inc. 7.00%*	1,065	957,036

Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Class D, 5.67%	30,000	300

Real Estate Investment Trusts — 0.1%
ProLogis, Inc. Series C, 8.54%	20,000	1,236,800

Total Preferred Stock (cost $3,091,012)		2,194,136

WARRANTS† — 0.0%
Auto-Cars/Light Trucks — 0.0%
General Motors Co. Expires 07/10/16 (Strike price $10.00)	14,915	164,662
General Motors Co. Expires 07/10/19 (Strike price $18.33)	14,915	100,527

Total Warrants (cost $1,825,617)		265,189

Total Long-Term Investment Securities (cost $1,003,047,622)		1,094,007,942

37

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 1.1%
Time Deposits — 1.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/01/12 (cost $12,473,000)	$12,473,000	$12,473,000

TOTAL INVESTMENTS (cost $1,015,520,622)(9)	98.8%	1,106,480,942
Other assets less liabilities	1.2	13,170,237

NET ASSETS	100.0%	$1,119,651,179

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2012, the aggregate value of these securities was $249,907,373 representing 22.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At July 31, 2012, the aggregate value of these securities was $4,551,841 representing 0.4% of net assets.
(3)	Collateralized Mortgage Obligation
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2012, the Corporate Bond Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
CVC Claims Ligitation Trust Membership Interest Certificates	5/19/2006	5	$50,370	$0	$0.00	0.00%
General Motors Corp. 7.20% due 01/15/2011	4/21/2011	$1,000,000	0	0	0.00	0.00
General Motors Corp. 7.40% due 09/01/2025	4/21/2011	2,800,000	0	0	0.00	0.00
General Motors Corp. 9.45% due 11/01/2011	4/21/2011	250,000	0	0	0.00	0.00
HRP Myrtle Beach Operations LLC 7.38% due 04/01/2012	3/23/2006	225,000	225,000
	10/29/2007	100,000	99,852
	1/2/2008	150,000	149,010

		475,000	473,862	0	0.00	0.00

				$0		0.00%

(5)	Income may be received in cash or additional bonds at the discretion of the issuer.
(6)	Company has filed for Chapter 11 bankruptcy protection.
(7)	Bond in default
(8)	Perpetual maturity — maturity date reflects the next call date.
(9)	See Note 4 for cost of investments on a tax basis.
(10)	Company has filed for Chapter 11 bankruptcy subsequent to July 31, 2012.

STRIPS — Separate Trading of Registered Interest and Principal Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

38

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

The rates shown on FRS and VRS are the current interest rates at July 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2012	Unrealized Appreciation (Depreciation)
225	Short	U.S. Treasury 10YR Notes	September 2012	$29,873,517	$30,297,656	$(424,139)
75	Short	U.S. Ultra Bonds	September 2012	12,412,917	12,937,500	(524,583)

						$(948,722)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$—	$6,984	$6,984
U.S. Corporate Bonds & Notes	—	909,994,329	2,566,841	912,561,170
Foreign Corporate Bonds & Notes	—	165,286,975	—	165,286,975
Foreign Government Agencies	—	9,161,256	—	9,161,256
U.S. Government Agencies	—	554,857	—	554,857
Municipal Bonds & Notes	—	3,595,750	—	3,595,750
Common Stock	381,625	—	—	381,625
Membership Interest Certificates	—	—	0	0
Preferred Stock	1,237,100	957,036	—	2,194,136
Warrants	265,189	—	—	265,189
Short-Term Investment Securities:
Time Deposits	—	12,473,000	—	12,473,000

Total	$1,883,914	$1,102,023,203	$2,573,825	$1,106,480,942

LIABILITIES:
Other Financial Instruments@
Open Futures Contracts — Depreciation	$948,722	$—	$—	$948,722

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Level 1 and Level 2 and no material transfers between Level 2 and Level 3.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

39

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO PROFILE — July 31, 2012 — (unaudited)

Industry Allocation*

Sovereign	46.8%
Federal National Mtg. Assoc.	12.1
Diversified Financial Services	9.0
United States Treasury Notes	7.1
Banks-Commercial	4.6
Winding-Up Agency	3.7
Sovereign Agency	3.6
Banks-Special Purpose	2.5
SupraNational Banks	1.6
Time Deposits	1.5
Banks-Money Center	1.4
Diversified Banking Institutions	1.1
Federal Home Loan Mtg. Corp.	1.0
Insurance-Life/Health	0.7
Telephone-Integrated	0.7
Oil Companies-Integrated	0.6
Foreign Government Treasuries	0.5
Oil Companies-Exploration & Production	0.5
Insurance-Mutual	0.5
Beverages-Wine/Spirits	0.5
Computers	0.5
Finance-Consumer Loans	0.4
Brewery	0.4
Finance-Commercial	0.4
Oil-Field Services	0.4
Agricultural Operations	0.3
Finance-Credit Card	0.3
Retail-Restaurants	0.3
Electronic Components-Semiconductors	0.3
Pharmacy Services	0.2
Special Purpose Entities	0.2
Medical-Generic Drugs	0.2
Multimedia	0.2
Electric-Distribution	0.2
Banks-Mortgage	0.2
Airport Development/Maintenance	0.1
Finance-Investment Banker/Broker	0.1
E-Commerce/Products	0.1

104.8%

Country Allocation*

United States	33.9%
Japan	23.0
Germany	12.1
United Kingdom	10.3
Italy	3.4
Norway	3.3
Netherlands	2.9
France	2.3
Canada	2.0
Belgium	2.0
SupraNational	1.6
Spain	1.5
Finland	1.0
Cayman Islands	0.9
Mexico	0.8
South Africa	0.7
Sweden	0.5
Denmark	0.5
Luxembourg	0.4
Switzerland	0.3
Australia	0.3
Colombia	0.2
United Arab Emirates	0.2
Indonesia	0.2
Curacao	0.2
Ireland	0.2
Jersey	0.1

104.8%

Credit Quality#†

Aaa	54.4%
Aa	25.9
A	5.9
Baa	7.6
Ba	0.2
Caa	0.8
Ca	0.7
Not rated@	4.5

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

40

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited)

Security Description		Principal Amount**	Value (Note 2)

ASSET BACKED SECURITIES — 9.5%
Cayman Islands — 0.9%
Gannett Peak CLO, Ltd. FRS Series 2006-1A, Class A1A 0.70% due 10/27/2020*		$3,000,000	$2,882,259

United Kingdom — 1.6%
Gracechurch Card Funding PLC FRS Series 2012-1A, Class A2 1.00% due 2/15/2017*	EUR	3,300,000	4,064,042
Granite Mortgages PLC FRS Series 2004-2, Class 3A 1.24% due 6/20/2044(1)	GBP	477,702	725,223
Granite Mortgages PLC FRS Series 2004-3, Class 3A1 1.28% due 9/20/2044(1)	GBP	453,870	690,252

			5,479,517

United States — 7.0%
American Home Mtg. Assets LLC FRS Series 2007-1, Class A1 0.85% due 2/25/2047(1)		1,210,848	583,519
American Home Mtg. Investment Trust FRS Series 2004-3, Class 1A 0.62% due 10/25/2034(1)		1,660	1,657
CIT Mtg. Loan Trust FRS Series 2007-1, Class 2A1 1.25% due 10/25/2037*		19,311	19,236
CIT Mtg. Loan Trust FRS Series 2007-1, Class 2A2 1.50% due 10/25/2037*		300,000	255,063
Countrywide Alternative Loan Trust FRS Series 2006-OA1, Class 2A1 0.46% due 3/20/2046(1)		994,174	548,410
Countrywide Alternative Loan Trust FRS Series 2005-82, Class A1 0.52% due 2/25/2036(1)		1,106,363	648,008
Countrywide Alternative Loan Trust Series 2005 46CB Class A8 5.50% due 10/25/2035(1)		261,141	231,715
Countrywide Alternative Loan Trust Series 2007 15CB Class A5 5.75% due 7/25/2037(1)		1,119,145	819,811
Federal National Mtg. Assoc. Series 2012-M8, Class ASQ2 1.52% due 12/25/2019(1)		600,000	608,381
Federal National Mtg. Assoc. Series 2012-M8, Class ASQ3 1.80% due 12/25/2019(1)		800,000	812,952
Federal National Mtg. Assoc. Series 2012-M8, Class A2 2.35% due 5/25/2022(1)		600,000	607,466
FHLMC Multifamily Structured Pass Through Certs. Series K710, Class A2 1.88% due 5/25/2019(1)		3,800,000	3,877,113

Security Description	Principal Amount**	Value (Note 2)

United States (continued)
FHLMC Multifamily Structured Pass Through Certs. FHMS K709 A2 2.09% due 3/25/2019(1)	$6,900,000	$7,123,912
FHLMC Multifamily Structured Pass Through Certs. Series K707, Class A2 2.22% due 12/25/2018(1)	500,000	520,995
FHLMC Multifamily Structured Pass Through Certs. Series K703, Class A2 2.70% due 5/25/2018(1)	1,000,000	1,068,636
GCO Education Loan Funding Trust FRS GCOE 2006-1 A11L 0.70% due 5/25/2036	300,000	256,844
Lehman XS Trust FRS Series 2007-7N Class 1A2 0.49% due 6/25/2047(1)	1,310,678	635,890
NCUA Guaranteed Notes Series 2010-C1, Class A2 2.90% due 10/29/2020(1)	1,000,000	1,064,690
Residential Accredit Loans, Inc. Series 2005-QS13 Class 2A3 5.75% due 9/25/2035(1)	255,859	204,279
Sequoia Mtg. Trust FRS Series 2004-10, Class A3A 1.07% due 11/20/2034(1)	130,914	121,007
SLM Student Loan Trust FRS Series 2003-10A, Class A1D 1.68% due 12/15/2016*	100,000	99,969
SLM Student Loan Trust FRS Series 2003-10A, Class A1G 1.72% due 12/15/2016*	100,000	99,969
SLM Student Loan Trust FRS Series 2003-10A, Class A1H 1.74% due 12/15/2016*	100,000	99,969
SLM Student Loan Trust FRS Series 2003-10A, Class A1B 1.77% due 12/15/2016*	750,000	749,766
SLM Student Loan Trust FRS Series 2003-10A, Class A1E 1.78% due 12/15/2016*	100,000	99,969
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2007-10, Class 1A1 6.00% due 11/25/2037(1)	693,087	369,505
Washington Mutual Alternative Mtg. Pass-Through Certificates FRS Series 2007-OA2 Class 2A 0.84% due 1/25/2047(1)	561,380	249,600
Washington Mutual Alternative Mtg. Pass-Through Certificates FRS Series-AR5 Class 4A 1.14% due 6/25/2046(1)	1,552,827	735,709

41

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)

ASSET BACKED SECURITIES (continued)
United States (continued)
Wells Fargo Alternative Loan Trust FRS Series 2007-PA6, Class A1 5.42% due 12/28/2037(1)		$1,042,666	$714,175

			23,228,215

Total Asset Backed Securities (cost $35,466,599)			31,589,991

CORPORATE BONDS & NOTES — 25.3%
Australia — 0.3%
Commonwealth Bank of Australia Senior Notes 1.95% due 3/16/2015		850,000	865,944

Canada — 0.6%
Bank of Nova Scotia Bonds 5.75% due 1/28/2014	AUD	1,200,000	1,298,242
Canadian Imperial Bank of Commerce Senior Notes 5.75% due 12/19/2013	AUD	800,000	864,702

			2,162,944

Cayman Islands — 0.0%
Petrobras International Finance Co. Company Guar. Notes 5.38% due 1/27/2021		50,000	55,934
Petrobras International Finance Co. Company Guar. Notes 5.75% due 1/20/2020		90,000	101,685

			157,619

Curacao — 0.2%
Teva Pharmaceutical Finance IV BV Company Guar. Notes 2.88% due 4/15/2019	EUR	550,000	720,297

France — 0.5%
Pernod-Ricard SA Senior Notes 5.75% due 4/07/2021*		350,000	408,764
Pernod-Ricard SA Senior Notes 7.00% due 1/15/2015	EUR	450,000	625,769
Total Capital International SA Company Guar. Notes 2.88% due 2/17/2022		450,000	478,399

			1,512,932

Germany — 5.9%
FMS Wertmanagement Government Guar. Notes 2.25% due 7/14/2014	EUR	4,100,000	5,246,747
FMS Wertmanagement Government Guar. Notes 2.75% due 6/03/2016	EUR	5,400,000	7,164,875

Security Description		Principal Amount**	Value (Note 2)

Germany (continued)
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 2.00% due 9/07/2016	EUR	3,100,000	$4,041,965
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 3.13% due 7/04/2016	EUR	1,500,000	2,034,596
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 5.00% due 12/01/2020	SEK	2,000,000	340,607
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 6.00% due 8/20/2020	AUD	800,000	942,316

			19,771,106

Ireland — 0.2%
Caterpillar International Finance, Ltd. Company Guar. Notes 1.38% due 5/18/2015	EUR	400,000	500,327

Japan — 4.0%
Japan Finance Organization for Municipalities Government Guar. Bonds 1.90% due 6/22/2018	JPY	860,000,000	12,057,007
Nippon Telegraph & Telephone Corp. Senior Notes 1.40% due 7/18/2017		1,300,000	1,309,533

			13,366,540

Jersey — 0.1%
BAA Funding, Ltd. Senior Notes 5.85% due 11/27/2015	GBP	260,000	427,926

Luxembourg — 0.4%
Gazprom OAO Via Gaz Capital SA Senior Notes 9.25% due 4/23/2019		710,000	919,209
TNK-BP Finance SA Company Guar. Notes 6.63% due 3/20/2017		126,000	139,545
TNK-BP Finance SA Company Guar. Notes 7.50% due 7/18/2016		159,000	179,193

			1,237,947

Mexico — 0.1%
Petroleos Mexicanos Company Guar. Notes 5.50% due 1/21/2021		360,000	419,400

Norway — 3.3%
DnB NOR Boligkreditt AS Bonds 2.90% due 3/29/2017		500,000	525,550
DnB NOR Boligkreditt AS Bonds 2.90% due 3/29/2017*		3,600,000	3,783,960
Schlumberger Norge AS Company Guar. Notes 3.00% due 3/18/2013		1,150,000	1,165,640

42

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Norway (continued)
Sparebank 1 Boligkreditt AS Notes 2.30% due 6/30/2018*		$1,400,000	$1,447,460
Sparebank 1 Boligkreditt AS Notes 2.63% due 5/26/2017*		3,900,000	4,087,980

			11,010,590

Sweden — 0.4%
Swedbank Hypotek AB FRS Bonds 0.91% due 3/28/2014*		590,000	588,987
Vattenfall AB Senior Notes 6.75% due 1/31/2019	EUR	400,000	640,571

			1,229,558

Switzerland — 0.3%
Credit Suisse AG Senior Notes 2.88% due 9/24/2015	EUR	200,000	256,893
UBS AG Notes 4.88% due 8/04/2020		650,000	719,561

			976,454

United Arab Emirates — 0.2%
Dolphin Energy, Ltd. Senior Sec. Notes 5.50% due 12/15/2021		200,000	224,000
Dolphin Energy, Ltd. Senior Sec. Notes 5.89% due 6/15/2019		504,252	564,762

			788,762

United Kingdom — 3.0%
Abbey National Treasury Services PLC Bonds 3.38% due 6/08/2016	EUR	600,000	781,071
Bank of Scotland PLC Bonds 5.25% due 2/21/2017		1,300,000	1,439,671
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020		700,000	820,226
Diageo Capital PLC Company Guar. Notes 1.50% due 5/11/2017		600,000	611,490
HSBC Bank PLC Senior Notes 1.63% due 8/12/2013*		2,050,000	2,062,536
Lloyds TSB Bank PLC Bonds 4.13% due 4/06/2017	EUR	2,500,000	3,389,751
Royal Bank of Scotland PLC Senior Notes 4.88% due 8/25/2014*		750,000	781,567

			9,886,312

Security Description		Principal Amount**	Value (Note 2)

United States — 5.8%
American Express Credit Corp. Senior Notes 2.80% due 9/19/2016		$800,000	$856,505
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 7/15/2017		1,400,000	1,413,964
Archer-Daniels-Midland Co. Senior Notes 4.48% due 3/01/2021		750,000	877,186
Aristotle Holding, Inc. Company Guar. Notes 3.50% due 11/15/2016*		750,000	795,406
AT&T, Inc. Senior Notes 4.45% due 5/15/2021		750,000	876,259
Bank of America Corp. Senior Notes 4.75% due 8/01/2015		800,000	844,038
Caterpillar Financial Services Corp. Senior Notes 2.05% due 8/01/2016		750,000	779,353
Citigroup, Inc. Senior Notes 4.50% due 1/14/2022		790,000	830,971
eBay, Inc. Senior Notes 1.35% due 7/15/2017		250,000	251,713
Hewlett-Packard Co. Senior Notes 2.60% due 9/15/2017		900,000	897,974
International Business Machines Corp. Senior Notes 6.63% due 1/30/2014	EUR	400,000	536,610
John Deere Capital Corp. FRS Senior Notes 0.86% due 10/04/2013		700,000	702,878
John Deere Capital Corp. Senior Notes 1.40% due 3/15/2017		750,000	761,558
JPMorgan Chase & Co. Notes 1.88% due 3/20/2015		800,000	809,568
MassMutual Global Funding II Senior Notes 2.30% due 9/28/2015*		400,000	412,439
MassMutual Global Funding II Senior Sec. Notes 2.88% due 4/21/2014*		300,000	309,189
McDonald’s Corp. Senior Notes 3.63% due 5/20/2021		750,000	850,440
MetLife Institutional Funding II Sec. Notes 1.63% due 4/02/2015*		1,600,000	1,605,610
NBCUniversal Media LLC Senior Notes 4.38% due 4/01/2021		600,000	678,125
New York Life Global Funding Notes 0.75% due 7/24/2015*		1,650,000	1,651,454

43

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)

CORPORATE BONDS & NOTES (continued)
United States (continued)
Prudential Financial, Inc. Senior Notes 4.50% due 11/16/2021		$725,000	$791,639
Texas Instruments, Inc. Senior Notes 2.38% due 5/16/2016		800,000	845,787
WM Covered Bond Program Sec. Notes 4.00% due 11/26/2016	EUR	850,000	1,139,568

			19,518,234

Total Corporate Bonds & Notes (cost $79,325,977)			84,552,892

GOVERNMENT AGENCIES — 50.4%
Belgium — 2.0%
Kingdom of Belgium Bonds 3.50% due 6/28/2017	EUR	3,190,000	4,311,585
Kingdom of Belgium Bonds 3.75% due 9/28/2020	EUR	245,000	334,514
Kingdom of Belgium Bonds 4.00% due 3/28/2014	EUR	1,010,000	1,314,781
Kingdom of Belgium Senior Notes 4.25% due 9/28/2022	EUR	490,000	690,436

			6,651,316

Canada — 1.4%
Government of Canada Bonds 2.50% due 6/01/2015(3)	CAD	2,460,000	2,545,708
Government of Canada Bonds 4.00% due 6/01/2041	CAD	400,000	542,654
Government of Canada Bonds 5.75% due 6/01/2029	CAD	1,000,000	1,507,264

			4,595,626

Colombia — 0.2%
Republic of Colombia Senior Notes 4.38% due 7/12/2021		720,000	831,600

Denmark — 0.5%
Kingdom of Denmark Bonds 4.00% due 11/15/2017	DKK	7,600,000	1,499,858

Finland — 1.0%
Republic of Finland Senior Notes 3.13% due 9/15/2014	EUR	2,550,000	3,346,792

France — 1.8%
Government of France Bonds 3.00% due 4/25/2022	EUR	4,470,000	5,944,828

Germany — 6.2%
Federal Republic of Germany Bonds 1.75% due 7/04/2022	EUR	580,000	743,890

Security Description		Principal Amount**	Value (Note 2)

Germany (continued)
Federal Republic of Germany Bonds 2.75% due 4/08/2016	EUR	900,000	$1,214,884
Federal Republic of Germany Bonds 4.00% due 1/04/2037	EUR	1,730,000	2,922,279
Federal Republic of Germany Bonds 4.25% due 7/04/2017	EUR	8,550,000	12,529,222
Federal Republic of Germany Bonds 4.25% due 7/04/2039	EUR	830,000	1,478,131
Federal Republic of Germany Bonds 4.75% due 7/04/2040	EUR	410,000	786,495
Federal Republic of Germany Bonds 5.50% due 1/04/2031	EUR	510,000	969,380

			20,644,281

Indonesia — 0.2%
Republic of Indonesia Senior Bonds 8.50% due 10/12/2035		500,000	778,750

Italy — 0.2%
Republic of Italy Bonds 4.75% due 6/01/2017	EUR	620,000	740,690

Japan — 19.0%
Government of Japan Senior Notes 1.50% due 9/20/2014	JPY	750,000,000	9,884,582
Government of Japan Bonds 1.60% due 6/20/2014	JPY	1,000,000,000	13,159,002
Government of Japan Senior Bonds 1.70% due 12/20/2016	JPY	142,000,000	1,940,277
Government of Japan Bonds 1.80% due 9/20/2031	JPY	225,000,000	2,989,434
Government of Japan Bonds 1.90% due 3/20/2024	JPY	450,000,000	6,339,646
Government of Japan Bonds 2.00% due 12/20/2025	JPY	70,000,000	989,554
Government of Japan Bonds 2.00% due 9/20/2041	JPY	200,000,000	2,652,227
Government of Japan Bonds 2.10% due 12/20/2026	JPY	245,000,000	3,489,427
Government of Japan Senior Bonds 2.10% due 9/20/2029	JPY	240,000,000	3,373,194
Government of Japan Bonds 2.10% due 12/20/2029	JPY	340,000,000	4,764,021
Government of Japan Bonds 2.20% due 9/20/2026	JPY	700,000,000	10,097,974

44

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)

GOVERNMENT AGENCIES (continued)
Japan (continued)
Government of Japan Bonds 2.30% due 3/20/2039	JPY	280,000,000	$3,971,506

			63,650,844

Mexico — 0.2%
United Mexican States Bonds 8.50% due 11/18/2038	MXN	68,366	648,926

Netherlands — 2.9%
Government of Netherlands Bonds 2.75% due 1/15/2015*	EUR	1,150,000	1,509,224
Government of Netherlands Bonds 3.25% due 7/15/2015*	EUR	1,750,000	2,350,476
Government of Netherlands Bonds 4.00% due 7/15/2019*	EUR	630,000	922,431
Government of Netherlands Bonds 4.25% due 7/15/2013*	EUR	1,200,000	1,535,834
Government of Netherlands Bonds 4.50% due 7/15/2017*	EUR	2,380,000	3,469,218

			9,787,183

South Africa — 0.7%
Republic of South Africa Bonds 6.75% due 3/31/2021	ZAR	5,466,306	663,443
Republic of South Africa Bonds 7.25% due 1/15/2020	ZAR	590,688	74,347
Republic of South Africa Bonds 10.50% due 12/21/2026	ZAR	10,880,000	1,677,446

			2,415,236

Spain — 1.5%
Kingdom of Spain Bonds 4.20% due 1/31/2037	EUR	480,000	401,821
Kingdom of Spain Bonds 5.50% due 4/30/2021	EUR	2,310,000	2,615,187
Kingdom of Spain Bonds 5.85% due 1/31/2022	EUR	1,610,000	1,853,010

			4,870,018

Sweden — 0.1%
Kingdom of Sweden Bonds 6.75% due 5/05/2014	SEK	2,300,000	371,956

United States — 12.5%
Federal Home Loan Mtg. Corp. 2.38% due 1/13/2022		1,300,000	1,361,221
3.00% due 8/01/2042(2)		2,000,000	2,060,625
Federal National Mtg. Assoc. 2.50% due August TBA		6,000,000	6,241,875
3.00% due August TBA		1,000,000	1,040,156

Security Description		Principal Amount**	Value (Note 2)

United States (continued)
3.42% due 10/01/2020		$391,834	$429,506
3.63% due 12/01/2020		294,063	325,935
3.75% due 3/01/2018		995,593	1,098,859
3.84% due 5/01/2018		530,000	588,391
4.00% due 10/01/2031		837,448	904,845
4.00% due 5/01/2039		42,609	45,719
4.00% due 10/01/2040		32,783	35,186
4.00% due 11/01/2040		95,287	102,270
4.00% due 1/01/2041		924,937	992,727
4.00% due 10/01/2041		56,212	60,349
4.00% due 1/01/2042		977,670	1,049,630
4.00% due 6/01/2042		4,185,888	4,612,947
4.00% due 7/01/2042		1,800,001	1,978,331
4.00% due 8/01/2042		2,300,000	2,523,801
4.00% due August TBA		500,000	549,766
4.50% due 11/01/2040		1,955,883	2,121,961
4.50% due 2/01/2041		1,125,846	1,221,443
4.50% due 7/01/2041		1,791,940	1,947,458
4.50% due 8/01/2041		447,645	486,495
4.50% due 10/01/2041		114,744	124,702
4.50% due September TBA		9,000,000	9,725,624

			41,629,822

Total Government Agencies (cost $160,896,112)			168,407,726

GOVERNMENT TREASURIES — 16.0%
Italy — 3.2%
Republic of Italy Bonds 4.75% due 9/15/2016	EUR	650,000	787,297
Republic of Italy Bonds 4.75% due 5/01/2017	EUR	1,280,000	1,533,161
Republic of Italy Bonds 5.00% due 3/01/2022	EUR	650,000	748,191
Republic of Italy Bonds 5.00% due 8/01/2034	EUR	890,000	898,581
Republic of Italy Bonds 5.50% due 9/01/2022	EUR	4,660,000	5,511,999
Republic of Italy Bonds 5.75% due 2/01/2033	EUR	173,000	193,000
Republic of Italy Bonds 6.00% due 5/01/2031	EUR	850,000	983,403

			10,655,632

United Kingdom — 5.7%
United Kingdom Gilt Treasury Bonds 2.75% due 1/22/2015	GBP	1,040,000	1,735,752
United Kingdom Gilt Treasury Bonds 3.75% due 7/22/2052	GBP	750,000	1,364,147
United Kingdom Gilt Treasury Bonds 4.00% due 1/22/2060	GBP	490,000	955,545
United Kingdom Gilt Treasury Bonds 4.25% due 3/07/2036	GBP	210,000	416,829

45

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)

GOVERNMENT TREASURIES (continued)
United Kingdom (continued)
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040	GBP	1,165,000	$2,312,955
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2049	GBP	80,000	160,130
United Kingdom Gilt Treasury Bonds 4.50% due 9/07/2034	GBP	1,530,000	3,142,202
United Kingdom Gilt Treasury Bonds 5.00% due 3/07/2018	GBP	910,000	1,766,994
United Kingdom Inflation Linked Gilt Treasury Bonds 2.50% due 7/26/2016(4)	GBP	4,009,198	7,268,821

			19,123,375

United States — 7.1%
United States Treasury Bonds 1.75% due 5/15/2022		19,500,000	19,960,083
United States Treasury Notes 0.50% due 7/31/2017		3,800,000	3,781,889

			23,741,972

Total Government Treasuries (cost $54,153,632)			53,520,979

FOREIGN DEBT OBLIGATIONS — 1.6%
SupraNational — 1.6%
Asian Development Bank Senior Notes 2.35% due 6/21/2027	JPY	40,000,000	586,840
European Investment Bank Senior Notes 2.13% due 1/15/2014	EUR	2,400,000	3,040,072
European Investment Bank Senior Notes 5.00% due 12/01/2020	SEK	2,950,000	490,957
Inter-American Development Bank Notes 7.00% due 6/15/2025		850,000	1,230,153

Total Foreign Debt Obligations (cost $5,077,306)			5,348,022

Total Long-Term Investment Securities
(cost $334,919,626)			343,419,610

Security Description		Principal Amount**	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 2.0%
Foreign Government Treasuries — 0.5%
United Mexican States 4.32% due 10/18/2012	MXN	2,345,970	$1,747,063
Time Deposits — 1.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 8/01/2012		5,082,000	5,082,000

Total Short-Term Investment Securities
(cost $6,852,347)			6,829,063

TOTAL INVESTMENTS (cost $341,771,973)(5)		104.8%	350,248,673
Liabilities in excess of other assets		(4.8)	(16,045,867)

NET ASSETS		100.0%	$334,202,806

FORWARD SALES CONTRACTS — (0.6)%
U.S. Government Agencies — (0.6)%
Federal National Mtg. Assoc. 4.00% due August TBA (proceeds $(2,136,094))		(2,000,000)	(2,143,438)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2012, the aggregate value of these securities was $36,092,777 representing 10.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	In United States Dollars unless otherwise indicated.
(1)	Collateralized Mortgage Obligation
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	Principal amount of security is adjusted for inflation.
(5)	See Note 3 for cost of investments on a tax basis.

AUD — Australian Dollar

CAD — Canada Dollar

DKK — Danish Krone

EUR — Euro Dollar

GBP — British Pound

JPY — Japanese Yen

MXN — Mexican Peso

SEK — Swedish Krona

USD — United States Dollar

ZAR — South African Rand

46

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at July 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2012	Unrealized Appreciation (Depreciation)
144	Short	Euro-BOBL	September 2012	$22,437,963	$22,634,433	$(196,470)
120	Long	Euro-Bund	September 2012	21,182,894	21,345,467	162,573
13	Short	Euro-Shatz	September 2012	1,771,228	1,774,587	(3,359)
56	Short	90 Day Euro Dollar	September 2012	13,931,575	13,946,100	(14,525)
6	Short	Japanese 10 Year Bond	September 2012	11,080,448	11,059,968	20,480
34	Long	Life Long Gilt	September 2012	6,384,443	6,497,046	112,603
158	Long	U.S. Treasury 5 Year Note	September 2012	19,563,919	19,715,438	151,519
8	Short	U.S. Treasury 10 Year Note	September 2012	1,078,250	1,077,250	1,000
7	Long	U.S. Treasury Long Bond	September 2012	1,060,615	1,057,219	(3,396)
80	Long	U.S. Treasury Ultra Long Bond	September 2012	13,177,406	13,800,000	622,594

						$853,019

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America N.A.	EUR	654,776	USD	828,427	9/19/2012	$22,335	$—
	USD	849,177	EUR	686,035	9/19/2012	—	(4,602)

						22,335	(4,602)

Barclays Bank PLC	GBP	776,310	USD	1,204,864	9/19/2012	—	(12,242)
	USD	29,294,539	JPY	2,338,474,664	8/9/2012	640,021	—
	USD	1,000,419	GBP	638,136	8/23/2012	71	—
	USD	1,239,957	EUR	1,006,000	9/19/2012	—	(1,474)
	USD	774,101	GBP	495,960	9/19/2012	3,470	—
	ZAR	18,792,933	USD	2,236,003	8/8/2012	—	(33,014)

						643,562	(46,730)

Citibank N.A.	AUD	819,059	USD	805,315	9/19/2012	—	(51,657)
	EUR	2,701,818	USD	3,391,326	9/19/2012	65,128	—
	GBP	278,748	USD	433,344	9/19/2012	—	(3,679)
	JPY	132,039,206	USD	1,663,000	9/19/2012	—	(27,961)
	NOK	13,274,320	USD	2,194,955	9/19/2012	—	(3,336)
	NZD	427,329	AUD	335,000	9/19/2012	5,541	—
	USD	208,866	AUD	210,132	9/19/2012	10,993	—
	USD	2,909,030	EUR	2,377,000	9/19/2012	17,285	—
	USD	214,119	GBP	137,741	9/19/2012	1,833	—
	USD	799,438	JPY	63,257,618	9/19/2012	10,671	—

						111,451	(86,633)

Credit Suisse London Branch	AUD	827,000	USD	822,062	9/19/2012	—	(43,218)
	EUR	675,284	USD	847,204	9/19/2012	15,864	—
	GBP	1,067,029	EUR	1,360,000	9/19/2012	1,393	—
	USD	1,662,110	EUR	1,369,000	9/19/2012	23,261	—

						40,518	(43,218)

47

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG London	AUD	1,397,409	USD	1,398,637	9/19/2012	$—	$(63,455)
	CAD	445,983	USD	433,675	9/19/2012	—	(10,583)
	EUR	1,615,942	USD	1,987,899	8/30/2012	—	(972)
	EUR	674,000	DKK	5,000,473	9/19/2012	—	(2,019)
	EUR	2,308,000	USD	2,852,599	9/19/2012	11,229	—
	GBP	731,259	EUR	923,824	9/19/2012	—	(9,159)
	GBP	267,748	USD	414,407	9/19/2012	—	(5,371)
	MXN	13,598,000	USD	994,318	9/26/2012	—	(22,843)
	USD	1,656,351	CAD	1,702,000	8/10/2012	40,499	—
	USD	1,074,180	AUD	1,069,667	9/19/2012	45,000	—
	USD	800,902	EUR	645,284	9/19/2012	—	(6,496)
	USD	1,328,811	GBP	850,012	9/19/2012	3,847	—

						100,575	(120,898)

HSBC Bank PLC	AUD	244,883	USD	241,397	9/19/2012	—	(14,821)
	EUR	1,002,852	SEK	8,970,013	9/19/2012	81,804	—
	GBP	242,259	USD	376,249	9/19/2012	—	(3,567)
	NOK	4,042,000	SEK	4,549,150	9/19/2012	—	(1,755)
	NZD	518,766	USD	405,426	9/19/2012	—	(13,352)
	USD	447,610	EUR	356,758	9/19/2012	—	(8,407)
	USD	932,000	NOK	5,680,043	9/19/2012	8,642	—

						90,446	(41,902)

JPMorgan Chase Bank N.A.	AUD	762,751	USD	767,336	9/19/2012	—	(30,722)
	EUR	16,182,024	USD	19,624,297	8/30/2012	—	(292,239)
	EUR	3,693,000	USD	4,573,671	9/19/2012	27,233	—
	GBP	1,072,754	EUR	1,368,000	9/19/2012	2,265	—
	GBP	410,819	USD	641,639	9/19/2012	—	(2,447)
	USD	1,107,971	EUR	904,895	8/30/2012	5,757	—
	USD	1,196,012	AUD	1,187,810	9/19/2012	46,780	—
	USD	2,078,887	EUR	1,673,820	9/19/2012	—	(18,254)

						82,035	(343,662)

Morgan Stanley & Co. International PLC	USD	412,923	EUR	337,000	9/19/2012	1,957	—

Royal Bank of Canada	CAD	1,778,496	USD	1,719,419	9/19/2012	—	(52,198)
	EUR	151,000	CAD	185,978	9/19/2012	—	(637)
	EUR	1,010,000	USD	1,252,492	9/19/2012	9,085	—
	GBP	751,763	USD	1,165,688	9/19/2012	—	(12,934)
	JPY	67,254,528	USD	836,000	9/19/2012	—	(25,295)
	USD	2,271,236	GBP	1,462,342	8/23/2012	21,469	—
	USD	1,578,000	CAD	1,611,136	9/19/2012	26,903	—
	USD	693,740	MXN	9,386,301	9/26/2012	8,377	—

						65,834	(91,064)

Royal Bank of Scotland PLC	AUD	811,000	JPY	64,549,923	9/19/2012	—	(21,881)
	AUD	749,194	USD	735,079	9/19/2012	—	(48,794)
	EUR	2,171,969	USD	2,720,630	9/19/2012	46,727	—
	GBP	123,399	USD	193,114	9/19/2012	—	(352)
	JPY	65,103,957	AUD	797,000	9/19/2012	138	—
	JPY	14,215,162	NZD	231,000	9/19/2012	4,430	—
	NOK	12,648,000	SEK	14,381,986	9/19/2012	16,088	—
	SEK	8,193,342	NOK	6,968,000	9/19/2012	—	(48,496)
	USD	412,348	AUD	414,000	9/19/2012	20,815	—
	USD	417,283	EUR	339,000	9/19/2012	59	—

						88,257	(119,523)

State Street Bank London	GBP	263,264	USD	413,188	9/19/2012	440	—
	JPY	131,930,268	NZD	2,104,000	9/19/2012	8,906	—
	USD	712,697	AUD	699,000	9/19/2012	18,659	—

						28,005	—

48

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
UBS AG London	AUD	395,059	USD	393,190	9/19/2012	$—	$(20,155)
	CAD	427,323	USD	414,000	9/19/2012	—	(11,670)
	EUR	1,496,684	USD	1,838,055	8/30/2012	—	(4,036)
	GBP	745,418	USD	1,160,549	8/23/2012	—	(8,141)
	NOK	490,620	SEK	563,300	9/19/2012	1,419	—
	SEK	17,266,908	NOK	15,177,000	9/19/2012	—	(20,656)
	USD	831,965	EUR	686,000	9/19/2012	12,567	—
	USD	834,000	JPY	65,463,579	9/19/2012	4,360	—
	USD	757,245	NOK	4,537,641	9/19/2012	—	(5,790)

						18,346	(70,448)

Westpac Banking Corp.	AUD	248,000	NZD	316,049	9/19/2012	—	(4,346)
	AUD	2,014,000	USD	2,060,392	9/19/2012	—	(46,832)
	JPY	102,530,092	AUD	1,271,000	9/19/2012	16,780	—
	USD	2,234,709	AUD	2,173,000	9/19/2012	38,876	—

						55,656	(51,178)

Net Unrealized Appreciation (Depreciation)						$1,348,977	$(1,019,858)

AUD	— Australian Dollar	GBP	— British Pound	NZD	— New Zealand Dollar
CAD	— Canada Dollar	JPY	— Japanese Yen	SEK	— Swedish Krona
DKK	— Danish Krone	MXN	— Mexican Peso	USD	— United States Dollar
EUR	— Euro Dollar	NOK	— Norwegian Krone	ZAR	— South African Rand

49

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Interest Rate Swap Contracts #
				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
Barclays Bank PLC	EUR	4,280	5/2/2021	2.477%	6 month EURO	$—	$197,641
	EUR	5,170	5/18/2021	2.430%	6 month EURO	—	34,147
	GBP	630	12/19/2022	2.250%	6 month LIBOR	7,621	14,410
	SEK	3,890	12/19/2022	2.250%	3 month STIBOR	(3,952)	1,721
	USD	600	12/19/2042	2.500%	3 month LIBOR	(1,742)	15,938
Citibank, N.A.	EUR	1,960	4/14/2021	2.431%	6 month EURO	—	85,624
	EUR	1,460	12/19/2022	2.000%	6 month LIBOR	(6,528)	30,623
	SEK	4,560	12/19/2022	2.250%	3 month STIBOR	(6,211)	3,597
	EUR	875	12/19/2042	2.000%	6 month LIBOR	(68,599)	11,570
Credit Suisse International	EUR	12,400	6/21/2017	1.428%	6 month EURO	—	197,263
	JPY	935,000	12/19/2017	0.500%	6 month JYOR	25,708	43,294
	EUR	3,120	12/19/2022	2.000%	6 month LIBOR	(6,518)	58,010
	USD	1,700	12/19/2022	2.000%	3 month LIBOR	34,060	12,733
	GBP	460	12/19/2022	2.250%	6 month LIBOR	3,548	12,552
	CAD	3,050	12/19/2022	2.250%	3 month CDOR	1,107	11,302
	SEK	4,520	12/19/2022	2.250%	3 month STIBOR	(4,987)	2,395
JPMorgan Chase Bank, N.A.	USD	1,500	12/19/2019	1.750%	3 month LIBOR	37,408	9,600
Morgan Stanley & Co. International PLC	EUR	5,480	4/28/2021	2.512%	6 month EURO	—	270,008
Royal Bank of Scotland PLC	GBP	460	12/19/2022	2.250%	6 month LIBOR	2,808	13,293

							$1,025,721

				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
Barclays Bank PLC	EUR	3,990	5/2/2016	6 month EURO	1.585%	$—	$(58,321)
	EUR	1,670	5/2/2029	6 month EURO	2.883%	—	(131,740)
	EUR	1,960	5/18/2031	6 month EURO	2.630%	—	(7,368)
Citibank, N.A.	EUR	2,060	4/14/2016	6 month EURO	1.550%	—	(29,397)
	CHF	1,650	12/19/2022	6 month LIBOR	1.000%	13,285	(17,146)
	EUR	730	4/14/2029	6 month EURO	2.828%	—	(52,088)
Credit Suisse International	EUR	13,600	6/21/2015	6 month EURO	1.020%	—	(106,123)
	USD	7,990	12/19/2017	3 month LIBOR	1.250%	(31,685)	(102,520)
	USD	1,420	12/19/2019	3 month LIBOR	1.750%	(20,814)	(23,687)
	CHF	1,650	12/19/2022	6 month LIBOR	1.000%	13,082	(16,943)
	USD	13,160	12/19/2022	3 month LIBOR	2.000%	(123,811)	(238,422)
	JPY	528,400	12/19/2022	6 month JYOR	1.000%	(62,056)	(47,810)
	EUR	2,500	6/21/2023	6 month EURO	2.130%	—	(42,359)
Deutsche Bank AG	EUR	1,050	12/19/2014	6 month LIBOR	1.000%	(286)	(9,872)
	NZD	510	12/19/2022	3 month NZDOR	4.000%	287	(7,857)
	USD	4,675	12/19/2027	3 month LIBOR	2.500%	(137,188)	(109,126)
Morgan Stanley & Co. International PLC	EUR	5,110	4/28/2016	6 month EURO	1.662%	—	(84,826)
	EUR	2,140	4/28/2029	6 month EURO	2.906%	—	(177,164)

							$(1,262,769)

Total						$(335,463)	$(237,048)

50

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Credit Default Swaps on Credit Indicies — Buy Protection(1)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at July 31, 2012(2)	Notional Amount(3)	Value at July 31, 2012(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX North American Investment Grade Index	(1.000)%	6/20/2014	Bank of America, N.A.	0.4295%	$6,800,000	$(73,211)	$(47,221)	$(25,990)
CDX North American Investment Grade Index	(1.000)%	6/20/2014	Morgan Stanley & Co. International PLC	0.4295%	11,850,000	(127,582)	(76,697)	(50,885)

						$(200,793)	$(123,918)	$(76,875)

Credit Default Swaps on Credit Indicies — Sell Protection(5)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at July 31, 2012(2)	Notional Amount(3)	Value at July 31, 2012(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX North American Investment Grade Index	1.000%	6/20/2016	Bank of America, N.A.	0.8897%	$2,100,000	$8,773	$2,331	$6,442
CDX North American Investment Grade Index	1.000%	6/20/2016	Morgan Stanley & Co. International PLC	0.8897%	9,900,000	41,361	10,505	30,856
CDX North American Investment Grade Index	1.000%	6/20/2017	Morgan Stanley & Co. International PLC	1.0675%	19,600,000	(61,814)	(67,199)	5,385

						$(11,680)	$(54,363)	$42,683

#	Illiquid security. At July 31, 2012, the aggregate value of these securities was $(572,511) representing 0.2% of net assets.
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

CDOR	— Canadian Dollar Offered Rate
EURO	— Euro Offered Rate
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
STIBOR	— Stockholm Interbank Offered Rate

51

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$31,589,991	$—	$31,589,991
Corporate Bonds & Notes	—	84,552,892	—	84,552,892
Government Agencies	—	166,347,101	2,060,625	168,407,726
Government Treasuries	—	53,520,979	—	53,520,979
Foreign Debt Obligations	—	5,348,022	—	5,348,022
Short-Term Investment Securities:
Foreign Government Treasuries	—	1,747,063	—	1,747,063
Time Deposits	—	5,082,000	—	5,082,000
Other Financial Instruments:@
Open Futures Contracts-Appreciation	1,070,769	—	—	1,070,769
Open Forward Foreign Currency Contracts-Appreciation	—	1,348,977	—	1,348,977
Interest Rate Swap Contracts-Appreciation	—	1,025,721	—	1,025,721
Credit Default Swaps on Credit Indices-Sell Protection — Appreciation	—	42,683	—	42,683

Total	$1,070,769	$350,605,429	$2,060,625	$353,736,823

LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	—	2,143,438	—	2,143,438
Other Financial Instruments:@
Open Futures Contracts-Depreciation	217,750	—	—	217,750
Open Forward Foreign Currency Contracts-Depreciation	—	1,019,858	—	1,019,858
Interest Rate Swap Contracts-Depreciation	—	1,262,769	—	1,262,769
Credit Default Swaps on Credit Indices-Buy Protection — Depreciation	—	76,875	—	76,875

Total	$217,750	$4,502,940	$—	$4,720,690

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

52

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO PROFILE — July 31, 2012 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	6.3%
Casino Hotels	3.4
Telephone-Integrated	3.2
Repurchase Agreements	3.1
Pipelines	3.0
Telecom Services	2.8
Medical-Hospitals	2.7
Cellular Telecom	2.6
Building-Residential/Commercial	2.3
Diversified Banking Institutions	2.2
Cable/Satellite TV	2.1
Real Estate Investment Trusts	2.1
Banks-Commercial	1.9
Finance-Leasing Companies	1.8
Containers-Paper/Plastic	1.7
Chemicals-Diversified	1.6
Paper & Related Products	1.5
Independent Power Producers	1.4
Oil-Field Services	1.4
Home Furnishings	1.4
Building Products-Cement	1.4
Containers-Metal/Glass	1.4
Consumer Products-Misc.	1.3
Retail-Restaurants	1.3
Building & Construction Products-Misc.	1.3
Diversified Manufacturing Operations	1.2
Medical Products	1.2
Diversified Minerals	1.2
Finance-Investment Banker/Broker	1.2
Auto-Cars/Light Trucks	1.1
Commercial Services	1.1
Insurance-Multi-line	1.1
Financial Guarantee Insurance	1.0
Shipbuilding	1.0
Electric-Generation	1.0
Steel-Producers	1.0
Capacitors	1.0
Retail-Office Supplies	1.0
Satellite Telecom	0.9
Real Estate Management/Services	0.9
Therapeutics	0.9
Coal	0.9
Steel Pipe & Tube	0.9
Marine Services	0.9
Rental Auto/Equipment	0.8
Travel Services	0.8
Funeral Services & Related Items	0.8
Medical-Drugs	0.7
Medical Instruments	0.7
Casino Services	0.7
Real Estate Operations & Development	0.7
Music	0.7
Retail-Toy Stores	0.7
MRI/Medical Diagnostic Imaging	0.7
Web Hosting/Design	0.7
Gas-Transportation	0.6
Oil Refining & Marketing	0.6
Publishing-Newspapers	0.6
Medical-HMO	0.6
Pharmacy Services	0.6
Airlines	0.6

Storage/Warehousing	0.6%
Medical-Nursing Homes	0.6
Wire & Cable Products	0.6
Enterprise Software/Service	0.6
Chemicals-Other	0.6
Auto/Truck Parts & Equipment-Original	0.5
Retail-Drug Store	0.5
Broadcast Services/Program	0.5
Advertising Services	0.5
Computer Services	0.5
Beverages-Non-alcoholic	0.5
Finance-Other Services	0.5
Semiconductor Equipment	0.5
Radio	0.5
Computers-Memory Devices	0.5
Food-Meat Products	0.5
Printing-Commercial	0.4
Aerospace/Defense-Equipment	0.4
Private Corrections	0.4
Finance-Auto Loans	0.4
Commercial Services-Finance	0.4
Retail-Apparel/Shoe	0.4
Theaters	0.3
Retail-Building Products	0.3
Firearms & Ammunition	0.3
Non-Hazardous Waste Disposal	0.3
Direct Marketing	0.3
Television	0.3
Retail-Propane Distribution	0.2
Motion Pictures & Services	0.2
Gambling (Non-Hotel)	0.2
Seismic Data Collection	0.2
Building-Heavy Construction	0.2
Electric-Integrated	0.1
Electronic Components-Semiconductors	0.1

100.2%

Credit Quality#†

A	1.9%
Baa	1.8
Ba	23.2
B	53.8
Caa	14.5
Ca	0.3
Not rated@	4.5

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

53

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 84.3%
Advertising Services — 0.5%
Checkout Holding Corp. Senior Notes zero coupon due 11/15/2015*	$1,505,000	$722,400
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	875,000	881,563

		1,603,963

Aerospace/Defense-Equipment — 0.4%
Sequa Corp. Company Guar. Notes 11.75% due 12/01/2015*	1,300,000	1,366,625

Airlines — 0.6%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 07/02/2016	372,912	320,704
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/2017	239,419	234,630
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/2014*	1,234,000	1,300,328

		1,855,662

Auto-Cars/Light Trucks — 1.1%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	3,450,000	3,592,312

Banks-Commercial — 1.5%
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	950,000	951,187
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	1,775,000	1,872,625
Synovus Financial Corp. Senior Notes 7.88% due 02/15/2019	1,655,000	1,787,400

		4,611,212

Beverages-Non-alcoholic — 0.5%
Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	1,525,000	1,517,375

Broadcast Services/Program — 0.5%
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/2017	1,551,000	1,644,060

Building & Construction Products-Misc. — 1.3%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	1,525,000	1,666,063
Interline Brands, Inc. Company Guar. Notes 7.00% due 11/15/2018	2,185,000	2,321,562

		3,987,625

Security Description	Principal Amount	Value (Note 2)

Building Products-Cement — 1.4%
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/2016	$1,375,000	$1,364,688
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	2,950,000	2,946,312

		4,311,000

Building-Heavy Construction — 0.2%
New Enterprise Stone & Lime Co. Company Guar. Notes 11.00% due 09/01/2018	698,000	492,090

Building-Residential/Commercial — 2.3%
Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 05/15/2019	2,425,000	2,361,344
KB Home Company Guar. Notes 9.10% due 09/15/2017	852,000	924,420
Meritage Homes Corp. Senior Notes 7.00% due 04/01/2022*	900,000	936,000
Standard Pacific Corp. Company Guar. Notes 8.38% due 01/15/2021	1,325,000	1,487,312
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Senior Notes 7.75% due 04/15/2020*	1,369,000	1,454,563

		7,163,639

Cable/Satellite TV — 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	2,850,000	3,085,125
Echostar DBS Corp. Company Guar. Notes 7.75% due 05/31/2015	1,250,000	1,398,437
WideOpenWest Finance LLC/WideOpenWest Capital Corp. Company Guar. Notes 10.25% due 07/15/2019*	900,000	927,000

		5,410,562

Capacitors — 1.0%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/2018	1,575,000	1,582,875
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/2018*	1,530,000	1,530,000

		3,112,875

Casino Hotels — 3.1%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(7)	3,588,450	3,781,329
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	1,490,000	1,553,325

54

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Casino Hotels (continued)
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	$2,995,000	$3,242,088
Station Casinos LLC Company Guar. Notes 3.66% due 06/18/2018*	1,540,000	1,262,800

		9,839,542

Casino Services — 0.7%
Chukchansi Economic Development Authority Sec. Notes 9.75% due 05/30/2020*	1,040,000	769,600
Greektown Superholdings, Inc. Sec. Notes 13.00% due 07/01/2015	1,353,000	1,471,388

		2,240,988

Cellular Telecom — 2.2%
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/2016	1,802,000	1,910,120
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/2015	1,072,000	1,080,040
Sprint Nextel Corp. Senior Notes 6.00% due 12/01/2016	2,238,000	2,265,975
Sprint Nextel Corp. Senior Notes 9.13% due 03/01/2017*	1,625,000	1,807,812

		7,063,947

Chemicals-Other — 0.6%
Taminco Global Chemical Corp. Senior Sec. Notes 9.75% due 03/31/2020*	1,665,000	1,748,250

Coal — 0.9%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/2019	1,025,000	891,750
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/2018†(2)(10)	1,109,000	521,230
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II Company Guar. Notes 8.38% due 06/01/2020*	1,440,000	1,454,400

		2,867,380

Commercial Services — 1.1%
Ceridian Corp. Senior Sec. Notes 8.88% due 07/15/2019*	3,250,000	3,420,625

Commercial Services-Finance — 0.4%
Alliance Data Systems Corp. Senior Notes 6.38% due 04/01/2020*	1,150,000	1,196,000

Security Description	Principal Amount	Value (Note 2)

Computer Services — 0.5%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/2015*	$1,535,000	$1,592,563

Consumer Products-Misc. — 1.3%
American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	688,000	602,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/2019	1,325,000	1,460,812
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Notes 9.88% due 08/15/2019*	1,950,000	2,067,000

		4,129,812

Containers-Metal/Glass — 1.4%
Ball Corp. Company Guar. Notes 7.38% due 09/01/2019	1,381,000	1,532,910
Crown Americas LLC/Crown Americas Capital Corp. III Company Guar. Notes 6.25% due 02/01/2021	350,000	386,750
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	2,163,000	2,319,817

		4,239,477

Containers-Paper/Plastic — 1.7%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	1,450,000	1,511,625
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/2017	850,000	938,188
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/2016*	1,355,000	1,432,912
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	1,440,000	1,497,600

		5,380,325

Direct Marketing — 0.3%
Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*	1,000,000	890,000

Diversified Banking Institutions — 1.4%
Ally Financial, Inc. Company Guar. Notes 5.50% due 02/15/2017	1,755,000	1,828,303
GMAC LLC Sub. Notes 8.00% due 12/31/2018	2,275,000	2,595,775

		4,424,078

Diversified Manufacturing Operations — 0.8%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	2,500,000	2,493,750

55

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric-Generation — 1.0%
AES Corp. Senior Notes 8.00% due 10/15/2017	$1,245,000	$1,447,312
Edison Mission Energy Senior Notes 7.63% due 05/15/2027	1,890,000	1,004,063
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/2017	765,956	800,424

		3,251,799

Electric-Integrated — 0.1%
Mirant Mid Atlantic LLC Pass-Through Trust Pass Through Certs., Series B 9.13% due 06/30/2017	435,409	461,533

Electronic Components-Semiconductors — 0.1%
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/2018*	385,000	411,950

Enterprise Software/Service — 0.6%
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	1,710,000	1,752,750

Finance-Auto Loans — 0.4%
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	1,100,000	1,211,069

Finance-Investment Banker/Broker — 1.2%
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/2016	2,275,000	2,412,810
Oppenheimer Holdings, Inc. Senior Sec. Notes 8.75% due 04/15/2018	1,250,000	1,218,750

		3,631,560

Finance-Leasing Companies — 0.8%
Air Lease Corp. Senior Notes 5.63% due 04/01/2017*	2,610,000	2,600,213

Finance-Other Services — 0.5%
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/2017	1,770,000	1,531,050

Financial Guarantee Insurance — 1.0%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/2066*	4,825,000	3,281,000

Firearms & Ammunition — 0.3%
FGI Operating Co., LLC/FGI Finance, Inc. Senior Sec. Notes 7.88% due 05/01/2020*	900,000	949,500

Food-Meat Products — 0.5%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 8.25% due 02/01/2020*	1,470,000	1,464,414

Security Description	Principal Amount	Value (Note 2)

Funeral Services & Related Items — 0.8%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/2015	$2,365,000	$2,388,650

Gambling (Non-Hotel) — 0.2%
Waterford Gaming LLC Senior Notes 8.63% due 09/15/2014*(1)(3)	1,151,153	575,577

Gas-Transportation — 0.6%
Sabine Pass LNG LP Senior Sec. Notes 7.25% due 11/30/2013	1,925,000	2,002,000

Home Furnishings — 1.4%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	1,380,000	1,407,600
Sealy Mattress Co. Company Guar. Notes 8.25% due 06/15/2014	3,025,000	2,998,531

		4,406,131

Independent Power Producers — 1.4%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	1,340,000	1,510,850
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	1,175,000	1,295,437
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	1,635,000	1,741,275

		4,547,562

Insurance-Multi-line — 0.5%
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/2021	1,450,000	1,419,830

Marine Services — 0.9%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	2,623,000	2,711,526

Medical Instruments — 0.7%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	2,185,000	2,272,400

Medical Products — 1.2%
Universal Hospital Services, Inc. Senior Sec. Notes 7.63% due 08/15/2020*	2,275,000	2,320,500
Universal Hospital Services, Inc. Sec. Notes 8.50% due 06/01/2015(7)	1,500,000	1,538,250

		3,858,750

Medical-Drugs — 0.7%
Endo Health Solutions, Inc. Company Guar. Notes 7.25% due 01/15/2022	746,000	826,195
Valeant Pharmaceuticals International Company Guar. Notes 6.50% due 07/15/2016*	1,390,000	1,473,400

		2,299,595

56

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO — 0.6%
AMERIGROUP Corp. Senior Notes 7.50% due 11/15/2019	$1,600,000	$1,876,000

Medical-Hospitals — 2.7%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	2,525,000	2,676,500
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	619,000	691,733
HCA, Inc. Senior Notes 7.19% due 11/15/2015	675,000	723,937
HCA, Inc. Senior Notes 7.50% due 11/15/2095	3,588,000	2,924,220
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	1,525,000	1,494,500

		8,510,890

Medical-Nursing Homes — 0.6%
Kindred Healthcare, Inc. Company Guar. Notes 8.25% due 06/01/2019	1,895,000	1,800,250

Motion Pictures & Services — 0.2%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/2017*	563,000	626,338

MRI/Medical Diagnostic Imaging — 0.7%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	2,100,000	2,110,500

Music — 0.7%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/2016	1,975,000	2,170,031

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Company Guar. Notes 11.50% due 07/01/2003†(1)(3)(8)(9)	600,000	0

Non-Hazardous Waste Disposal — 0.3%
Casella Waste Systems, Inc. Senior Sec. Notes 11.00% due 07/15/2014	875,000	927,500

Oil Companies-Exploration & Production — 6.0%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	1,510,000	1,513,775
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/2018	212,000	229,490
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021	1,105,000	1,198,925
Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/2015	2,840,000	3,053,000

Security Description	Principal Amount	Value (Note 2)

Oil Companies-Exploration & Production (continued)
Encore Acquisition Co. Company Guar. Notes 9.50% due 05/01/2016	$600,000	$657,000
EP Energy LLC/EP Energy Finance, Inc. Senior Notes 9.38% due 05/01/2020*	825,000	887,906
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	1,550,000	1,565,500
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*	1,480,000	1,465,200
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.75% due 02/01/2021	400,000	422,000
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	515,000	558,775
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/2016	1,070,000	850,650
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	1,000,000	1,066,250
Pioneer Natural Resources Co. Senior Notes 7.50% due 01/15/2020	811,000	1,007,659
Plains Exploration & Production Co. Company Guar. Notes 6.13% due 06/15/2019	800,000	828,000
Plains Exploration & Production Co. Company Guar. Notes 7.63% due 04/01/2020	400,000	435,000
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	975,000	1,101,750
Samson Investment Co. Senior Notes 9.75% due 02/15/2020*	1,950,000	2,023,125

		18,864,005

Oil Refining & Marketing — 0.6%
Alon Refining Krotz Springs, Inc. Senior Sec. Notes 13.50% due 10/15/2014	1,245,000	1,307,250
Western Refining, Inc. Senior Sec. Notes 11.25% due 06/15/2017*	620,000	694,400

		2,001,650

Oil-Field Services — 1.4%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/2018	1,420,000	1,405,800
Green Field Energy Services, Inc. Senior Sec. Notes 13.00% due 11/15/2016*	2,100,000	1,827,000
Helix Energy Solutions Group, Inc. Company Guar. Notes 9.50% due 01/15/2016*	293,000	306,917

57

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil-Field Services (continued)
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	$800,000	$842,000

		4,381,717

Paper & Related Products — 1.5%
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*	2,378,000	2,455,285
Westvaco Corp. Company Guar. Notes 8.20% due 01/15/2030	1,988,000	2,393,838

		4,849,123

Pipelines — 3.0%
Access Midstream Partners, L.P./ ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	2,180,000	2,196,350
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.13% due 04/01/2021	475,000	492,813
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/2018	445,000	466,138
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,425,000	1,628,062
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	1,515,000	1,590,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021	855,000	899,887
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/2020	475,000	505,875
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 6.88% due 12/01/2018	850,000	909,500
Southern Star Central Corp. Senior Notes 6.75% due 03/01/2016	775,000	782,750

		9,472,125

Printing-Commercial — 0.4%
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	1,405,000	1,405,000

Private Corrections — 0.4%
Geo Group, Inc. Company Guar. Notes 6.63% due 02/15/2021	1,200,000	1,263,000

Publishing-Newspapers — 0.6%
McClatchy Co. Senior Sec. Notes 11.50% due 02/15/2017	1,770,000	1,876,200

Security Description	Principal Amount	Value (Note 2)

Radio — 0.5%
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	$1,375,000	$1,495,313

Real Estate Investment Trusts — 2.1%
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022*	2,234,000	2,365,247
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024*	1,378,000	1,474,460
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/2018	1,900,000	2,042,500
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/2018*	700,000	750,750

		6,632,957

Real Estate Management/Services — 0.9%
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	2,780,000	2,919,000

Real Estate Operations & Development — 0.7%
First Industrial LP Senior Notes 5.75% due 01/15/2016	2,125,000	2,217,433

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(3)	3,385,000	128

Rental Auto/Equipment — 0.8%
Ashtead Capital, Inc. Company Guar. Notes 6.50% due 07/15/2022*	715,000	743,600
RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Notes 8.25% due 02/01/2021	665,000	721,525
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/2020	1,125,000	1,192,500

		2,657,625

Retail-Apparel/Shoe — 0.4%
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	615,000	683,419
Limited Brands, Inc. Company Guar. Notes 8.50% due 06/15/2019	416,000	493,480

		1,176,899

Retail-Building Products — 0.3%
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/2016	890,000	963,425

Retail-Drug Store — 0.5%
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/2020	1,475,000	1,661,219

58

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail-Office Supplies — 1.0%
Office Depot, Inc. Senior Sec. Notes 9.75% due 03/15/2019*	$3,040,000	$3,005,800

Retail-Propane Distribution — 0.2%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 6.75% due 05/20/2020	210,000	222,075
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/2022	410,000	435,625

		657,700

Retail-Restaurants — 1.3%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	1,265,000	1,393,081
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	1,070,000	1,116,813
Wok Acquisition Corp. Senior Notes 10.25% due 06/30/2020*	1,430,000	1,501,500

		4,011,394

Retail-Toy Stores — 0.7%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/2017	2,000,000	2,160,000

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(3)(8)(9)	750,000	0

Seismic Data Collection — 0.2%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/2014	1,025,000	571,438

Shipbuilding — 1.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/2018	3,075,000	3,274,875

Steel Pipe & Tube — 0.9%
JMC Steel Group Senior Notes 8.25% due 03/15/2018*	2,715,000	2,721,788

Steel-Producers — 1.0%
AK Steel Corp. Company Guar. Notes 7.63% due 05/15/2020	2,450,000	2,070,250
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/2015	1,129,000	1,134,645

		3,204,895

Storage/Warehousing — 0.6%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	1,737,000	1,834,706

Security Description	Principal Amount	Value (Note 2)

Telecom Services — 1.7%
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/2023	$450,000	$414,000
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/2023	1,850,000	1,702,000
Consolidated Communications Finance Co. Company Guar. Notes 10.88% due 06/01/2020*	1,375,000	1,467,812
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/2017	1,700,000	1,840,250

		5,424,062

Telephone-Integrated — 2.9%
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	1,580,000	1,676,709
Cincinnati Bell, Inc. Company Guar. Notes 8.75% due 03/15/2018	1,400,000	1,368,500
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	1,105,000	1,204,450
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	700,000	757,750
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	3,150,000	3,134,250
Windstream Corp. Company Guar. Notes 7.00% due 03/15/2019	1,000,000	1,017,500

		9,159,159

Television — 0.2%
Local TV Finance LLC Senior Notes 9.25% due 06/15/2015*(7)	597,304	609,250

Theaters — 0.3%
National CineMedia LLC Senior Sec. Notes 6.00% due 04/15/2022*	960,000	993,600

Travel Services — 0.8%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	2,397,000	2,498,873

Web Hosting/Design — 0.7%
Equinix, Inc. Senior Notes 8.13% due 03/01/2018	1,885,000	2,087,638

Wire & Cable Products — 0.6%
Coleman Cable, Inc. Company Guar. Notes 9.00% due 02/15/2018	1,700,000	1,795,625

Total U.S. Corporate Bonds & Notes (cost $262,771,149)		265,093,727

59

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 11.3%
Auto/Truck Parts & Equipment-Original — 0.5%
Schaeffler Finance BV Senior Sec. Notes 7.75% due 02/15/2017*	$1,625,000	$1,720,469

Banks-Commercial — 0.4%
LBG Capital No.1 PLC FRS Bank Guar. Notes 8.00% due 06/15/2020*(5)	1,410,000	1,247,850

Cable/Satellite TV — 0.4%
Nara Cable Funding, Ltd. Senior Sec. Notes 8.88% due 12/01/2018*	1,430,000	1,258,400

Cellular Telecom — 0.4%
Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC Notes 7.75% due 02/02/2021*	1,200,000	1,194,000

Chemicals-Diversified — 1.6%
Ineos Finance PLC Senior Sec. Notes 8.38% due 02/15/2019*	1,751,000	1,812,285
LyondellBasell Industries NV Senior Notes 5.75% due 04/15/2024	1,348,000	1,526,610
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/2017*	1,511,000	1,620,547

		4,959,442

Computers-Memory Devices — 0.5%
Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/2018	1,325,000	1,467,438

Diversified Banking Institutions — 0.3%
Royal Bank of Scotland Group PLC FRS Jr. Sub. Notes 7.65% due 09/30/2031(5)	1,284,000	1,117,080

Diversified Manufacturing Operations — 0.4%
Bombardier, Inc. Senior Notes 7.50% due 03/15/2018*	1,250,000	1,375,000

Diversified Minerals — 1.2%
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.00% due 04/01/2017*	1,200,000	1,197,000
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.38% due 02/01/2016*	860,000	864,300
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.88% due 04/01/2022*	1,800,000	1,795,500

		3,856,800

Finance-Leasing Companies — 1.0%
AerCap Aviation Solutions BV Company Guar. Notes 6.38% due 05/30/2017*	1,465,000	1,483,312
Aircastle, Ltd. Senior Notes 7.63% due 04/15/2020	1,425,000	1,524,750

		3,008,062

Security Description	Principal Amount	Value (Note 2)

Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Senior Sec. Notes 11.50% due 08/30/2010†(1)(3)(9)(11)	$4,590,000	$0

Insurance-Multi-line — 0.6%
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/2017*(5)	1,967,000	1,770,300

Metal Processors & Fabrication — 0.0%
International Utility Structures Escrow Notes 10.75% due 02/01/2008†(1)(3)	3,329,000	0

Oil Companies-Exploration & Production — 0.3%
Kodiak Oil & Gas Corp. Company Guar. Notes 8.13% due 12/01/2019*	772,000	822,180

Satellite Telecom — 0.9%
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/2017(7)	2,825,000	2,938,000

Semiconductor Equipment — 0.5%
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. Company Guar. Notes 10.50% due 04/15/2018	1,350,000	1,498,500

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/2015*†(1)(3)(10)(11)	1,210,000	0

Telecom Services — 1.1%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	1,650,000	1,711,875
Wind Acquisition Finance SA Company Guar. Notes 7.25% due 02/15/2018*	955,000	845,175
Wind Acquisition Holdings Finance SA Senior Sec. Notes 12.25% due 07/15/2017*(7)	1,353,093	852,449

		3,409,499

Telephone-Integrated — 0.3%
Virgin Media Finance PLC Company Guar. Notes 5.25% due 02/15/2022	940,000	972,900

Therapeutics — 0.9%
Warner Chilcott Co. LLC Company Guar. Notes 7.75% due 09/15/2018	2,695,000	2,913,969

Total Foreign Corporate Bonds & Notes (cost $41,349,518)		35,529,889

LOANS(12)(13) — 0.9%
Beverages-Non-alcoholic — 0.0%
Le-Natures, Inc. Escrow Loans 7.00% due 03/01/2011†(1)(3)(4)	1,200,000	30,000

60

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

LOANS (continued)
Building-Residential/Commercial — 0.0%
TOUSA, Inc. BTL 12.25% due 08/15/2013†(1)(2)(4)(6)(10)	$1,807,069	$81,318

Casino Hotels — 0.3%
Tropicana Entertainment BTL 7.50% due 03/16/2018	997,500	1,002,487

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC Escrow Loans 16.50% due 08/30/2011†(1)(3)(4)	1,720,938	0

Pharmacy Services — 0.6%
Axcan BTL-B 5.50% due 02/17/2017	1,895,250	1,858,924

Total Loans (cost $5,194,095)		2,972,729

COMMON STOCK — 0.0%
Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC†(1)(3)(4) (cost $0)	128,418	0

PREFERRED STOCK — 0.5%
Diversified Banking Institutions — 0.5%
Ally Financial, Inc. 7.00%*	1,708	1,534,851

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC, Class C†(1)(3)(4)	39,177	0

Total Preferred Stock (cost $1,445,031)		1,534,851

WARRANTS† — 0.1%
Oil-Field Services — 0.0%
Green Field Energy Services, Inc. Expires 11/15/2021	2,100	42,000

Publishing-Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/2014(1)(3)	6,261	0

Television — 0.1%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)(1)(3)	414	103,500
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)(1)(3)	408	61,200

		164,700

Total Warrants (cost $41,808)		206,700

Total Long-Term Investment Securities (cost $310,801,601)		305,337,896

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 3.1%
State Street Bank & Trust Co. Joint Repurchase Agreement(14) (cost $9,796,000)	$9,796,000	$9,796,000

TOTAL INVESTMENTS (cost $320,597,601)(15)	100.2%	315,133,896
Liabilities in excess of other assets	(0.2)	(626,025)

NET ASSETS	100.0%	$314,507,871

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2012, the aggregate value of these securities was $105,821,802 representing 33.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At July 31, 2012, the aggregate value of these securities was $849,320 representing 0.3% of net assets.
(2)	Company has filed for Chapter 11 bankruptcy protection.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

61

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2012, the High-Yield Bond Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Le-Natures, Inc. 7.00% due 03/01/2011 Escrow Loans	09/26/2006	$1,200,000	$1,200,000	$30,000	$2.50	0.01%
TOUSA, Inc. 12.25% due 08/15/2013 Loan Agreement	10/11/2007	1,022,829	1,004,028
	01/29/2008	11,293	11,670
	03/14/2008	10,700	11,054
	04/09/2008	26,285	21,209
	06/30/2008	37,503	29,746
	10/07/2008	39,014	21,944
	01/15/2009	37,728	18,671
	03/31/2009	35,804	10,742
	06/30/2009	37,295	11,188
	09/30/2009	38,857	11,659
	12/30/2009	40,056	0
	03/31/2010	40,396	0
	07/06/2010	42,078	0
	09/30/2010	43,840	0
	12/31/2010	45,194	0
	03/30/2011	45,576	0
	06/30/2011	47,475	0
	09/30/2011	49,462	0
	12/30/2011	50,435	0
	03/30/2012	51,836	0
	06/30/2012	53,413	4,982

		1,807,069	1,156,893	81,318	4.50	0.03
Triax Pharmaceuticals LLC 16.50% due 08/30/2011 Escrow Loans	08/31/2007	1,500,000
	10/31/2007	3,875
	01/24/2008	11,404
	04/16/2008	11,239
	07/01/2008	11,449
	10/01/2008	11,534
	1/05/2009	11,751
	4/01/2009	11,579
	07/01/2009	11,796
	10/07/2009	11,885
	04/28/2010	48,437
	01/01/2011	12,611
	04/01/2011	12,155
	07/01/2011	12,523
	10/01/2011	12,617
	01/03/2012	13,277
	04/01/2012	12,806

		1,720,938	0	0	0.00	0.00

62

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Triax Pharmaceuticals LLC Common Stock	08/31/2007	$128,418	$0	$0	$0.00	0.00%
Triax Pharmaceuticals LLC Class C Preferred Stock	08/31/2007	39,177	0	0	0.00	0.00

				$111,318		0.04%

(5)	Perpetual maturity — maturity date reflects the next call date.
(6)	PIK (“Payment-in-Kind”) security. Bond, preferred stock or loan that pays interest/dividends in the form of additional bonds, preferred stocks or loans.
(7)	Income may be received in cash or additional bonds at the discretion of the issuer.
(8)	Company has filed for Chapter 7 bankruptcy protection.
(9)	Bond is in default and did not pay principal at maturity.
(10)	Security in default
(11)	Company has filed for bankruptcy protection in country of issuance.
(12)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(13)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(14)	See Note 2 for details of Joint Repurchase Agreements.
(15)	See Note 3 for cost of investments on a tax basis.

BTL — Bank Term Loan

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at July 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
U.S. Corporate Bonds & Notes	$—	$262,700,731	$2,392,996	$265,093,727
Foreign Corporate Bonds & Notes	—	35,529,889	0	35,529,889
Loans	—	1,858,924	1,113,805	2,972,729
Common Stock	—	—	0	0
Preferred Stock	—	1,534,851	0	1,534,851
Warrants	—	42,000	164,700	206,700
Repurchase Agreement	—	9,796,000	—	9,796,000

Total	$—	$311,462,395	$3,671,501	$315,133,896

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of reporting period. There were no transfers between Level 1 and Level 2 and no material transfers between Level 2 and Level 3.

63

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants
Balance as of 1/31/2012	$1,618,807	$0	$792,077	$5,613	$0	$163,200
Accrued discounts	75,578	—	346,266	—	—	—
Accrued premiums	—	—	—	—	—	—
Realized gain	52,232	—	49	—	—	—
Realized loss	(380,403)	—	(1,049,287)	(53,936)	(78,353)	—
Change in unrealized appreciation(1)	482,908	—	1,591,943	53,936	78,353	1,500
Change in unrealized depreciation(1)	(65,017)	—	(30,000)	(5,613)		—
Net purchases	2,916,263	—	4,154,571	0	0	—
Net sales	(3,569,329)	—	(4,691,814)	(0)	(0)	—
Transfers into Level 3	1,261,957	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—

Balance as of 7/31/2012	$2,392,996	$0	$1,113,805	$0	$0	$164,700

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to Level 3 investments still held at July 31, 2012 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants
$(21,054)	$—	$531,886	$—	$—	$1,500

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 7/31/12(1)	Valuation Technique(s)	Unobservable Input(2)	Range (weighted average)
U.S. Corporate Bonds & Notes	$128	Potential Future Cash Flows	Future cash flows and lack of marketability	$0.004
Loans	$30,000	Potential Future Cash Flows/ Last Indicative Bid	Future cash flows and lack of marketability	$0.00-$5.00 ($2.50)
Warrants	$0	Black Scholes Model	Discount for lack of marketability	10%

(1)	The Portfolio’s other securities classified as Level 3, with a fair value of $3,641,373 at 7/31/12, are attributable to valuations from a single broker which were deemed to be indicative quotes that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment.
(2)	The significant unobservable inputs regarding the Level 3 securities in the table above are securities that lack marketability and may include assumptions made from non public and/or unaudited financial statements. Significant increases (decreases) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement.

See Notes to Financial Statements

64

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	25.0%
Repurchase Agreements	21.0
United States Treasury Notes	18.0
United States Treasury Bonds	6.4
Government National Mtg. Assoc.	6.4
Sovereign Agency	5.9
Banks-Commercial	4.4
Diversified Banking Institutions	4.0
Diversified Financial Services	3.9
Oil Companies-Integrated	3.5
Oil Companies-Exploration & Production	3.0
Regional Authority	2.2
Finance-Investment Banker/Broker	1.6
Non-Ferrous Metals	1.5
U.S. Municipal Bonds & Notes	1.4
Banks-Mortgage	1.1
Commercial Paper	1.0
Auto-Cars/Light Trucks	0.6
Finance-Leasing Companies	0.6
Banks-Money Center	0.6
Finance-Auto Loans	0.6
Steel-Producers	0.6
Cable/Satellite TV	0.3
Finance-Credit Card	0.3
Federal Home Loan Mtg. Corp.	0.3
Sugar	0.2
Banks-Special Purpose	0.2
Special Purpose Entities	0.2
Building Products-Wood	0.2
Telephone-Integrated	0.2
Tobacco	0.1
U.S. Government Treasuries	0.1
U.S. Government Agencies	0.1
Banks-Super Regional	0.1
Diamonds/Precious Stones	0.1

115.7%

Credit Quality†#

Aaa	69.9%
Aa	5.6
A	9.6
Baa	11.2
Ba	1.0
B	1.2
Caa	0.1
Not rated@	1.4

100.0%

*	Calculated as a percentage of net assets
#	Calculated as a percentage of total debt issues, excluding short-term securities
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

65

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited)

Security Description		Principal Amount**	Value (Note 2)

ASSET BACKED SECURITIES — 3.4%
Diversified Financial Services — 3.4%
Access Group, Inc. FRS Student Loan Backed Note Series 2008-1, Class A 1.75% due 10/27/2025		$786,368	$791,226
Arran Residential Mtg. Funding PLC FRS Series 2011-1A, Class A1B 1.89% due 11/19/2047*(1)	EUR	6,268,944	7,737,821
Arran Residential Mtg. Funding PLC FRS Series 2010-1A, Class A1B 1.89% due 05/16/2047*(1)	EUR	1,239,811	1,527,914
Bear Stearns Asset Backed Securities Trust Series 2006-SD3, Class 1A-1A 5.50% due 08/25/2036		376,837	265,900
Bear Stearns Commercial Mtg. Securities VRS Series 1999-CLF1, Class A3 7.00% due 05/20/2030(2)		13,294	13,339
Credit-Based Asset Servicing and Securitization LLC FRS Series 2006-CB9, Class A1 0.31% due 11/25/2036		7,152	2,721
CWABS Asset Backed Certificates Trust VRS Series 2006-15, Class A2 5.68% due 10/25/2046		1,221,950	1,222,571
GSR Mtg. Loan Trust FRS Series 2005-AR6, Class 2A1 2.64% due 09/25/2035(1)		343,967	340,990
Harborview Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.44% due 01/19/2038(1)		516,796	337,891
Indymac Index Mtg. Loan Trust VRS Series 2005-AR1, Class 1A1 2.68% due 03/25/2035(1)		499,482	367,765
Magnolia Funding Ltd. Series 2010-1A, Class A1 3.00% due 04/20/2017*	EUR	1,013,516	1,250,954
Permanent Master Issuer PLC FRS Series 2011-1A, Class 1A3 1.80% due 07/15/2042*(1)	EUR	4,900,000	6,086,131
Permanent Master Issuer PLC FRS Series 2011-1A, Class 1A1 1.86% due 07/15/2042*(1)		2,800,000	2,822,005
Plymouth Rock CLO, Ltd., Inc. FRS Series 2010-1A, Class A 1.97% due 02/16/2019*		1,596,680	1,591,831
Prime Mtg. Trust Series 2006-1, Class 1A1 5.50% due 06/25/2036(1)		396,908	351,388
Residential Asset Securitization Trust FRS Series 2003-A8, Class A2 0.60% due 10/25/2018(1)		157,773	152,154
SLC Student Loan Trust FRS Series 2009-AA, Class A 4.75% due 06/15/2033*		2,669,591	2,462,276
SLM Student Loan Trust FRS Series 2007-2, Class A2 0.45% due 07/25/2017		256,285	255,746

Security Description	Principal Amount**	Value (Note 2)

Diversified Financial Services (continued)
SLM Student Loan Trust FRS Series 2008-9, Class A 1.95% due 04/25/2023	$1,769,158	$1,827,722
WaMu Mtg. Pass Through Certs. FRS Series 2005-AR6, Class 2A1A 0.48% due 04/25/2045(1)	154,633	134,028
WaMu Mtg. Pass Through Certs. FRS Series 2005-AR13, Class A1A1 0.54% due 10/25/2045(1)	447,082	380,076
Wells Fargo Mtg. Backed Securities Trust Series 2005-AR4, Class 2A1 2.69% due 04/25/2035(1)	7,337,374	6,769,204

Total Asset Backed Securities (cost $38,544,284)		36,691,653

U.S. CORPORATE BONDS & NOTES — 10.2%
Banks-Commercial — 0.6%
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015	3,900,000	3,987,259
UBS AG Stamford Branch Notes 5.88% due 12/20/2017	1,900,000	2,200,470

		6,187,729

Banks-Super Regional — 0.1%
JP Morgan Chase Bank NA FRS Sub. Notes 0.80% due 06/13/2016	600,000	559,598

Building Products-Wood — 0.2%
Masco Corp. Senior Notes 6.13% due 10/03/2016	2,000,000	2,149,820

Cable/Satellite TV — 0.3%
CSC Holdings LLC Senior Notes 8.50% due 06/15/2015	3,255,000	3,401,475

Diversified Banking Institutions — 3.9%
Ally Financial, Inc. FRS Company Guar. Notes 3.87% due 06/20/2014	500,000	502,485
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	4,100,000	4,873,875
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	7,900,000	8,721,545
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	1,600,000	1,766,394
Citigroup, Inc. Senior Notes 5.85% due 07/02/2013	1,700,000	1,766,203
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	2,600,000	2,969,663
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/2018	1,200,000	1,333,760
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	4,700,000	5,273,574

66

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/2017		$300,000	$338,557
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020		1,800,000	1,950,160
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018		700,000	828,519
Morgan Stanley FRS Senior Notes 0.94% due 10/15/2015		100,000	91,338
Morgan Stanley FRS Senior Notes 1.43% due 04/29/2013		7,100,000	7,059,629
Morgan Stanley Senior Notes 2.88% due 07/28/2014		500,000	502,074
Morgan Stanley Senior Notes 6.63% due 04/01/2018		3,200,000	3,424,579
Morgan Stanley Senior Notes 7.30% due 05/13/2019		800,000	882,842

			42,285,197

Diversified Financial Services — 0.5%
General Electric Capital Corp. Jr. Sub. Notes 6.25% due 12/31/2039		5,000,000	5,114,600

Finance-Auto Loans — 0.6%
Ford Motor Credit Co. LLC Senior Notes 5.63% due 09/15/2015		5,800,000	6,281,748

Finance-Credit Card — 0.3%
American Express Credit Corp. Senior Notes 5.88% due 05/02/2013		3,100,000	3,220,308

Finance-Investment Banker/Broker — 1.0%
Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/2015		400,000	440,029
Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/2017		900,000	1,075,420
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018		1,300,000	1,607,871
Lehman Brothers Holdings Senior Notes 6.88% due 05/02/2018 (4)(6)†		245,000	60,331
Merrill Lynch & Co., Inc. FRS Senior Notes 0.97% due 05/30/2014	EUR	200,000	237,966
Merrill Lynch & Co., Inc. FRS Senior Notes 1.40% due 09/27/2012	EUR	800,000	984,355
Merrill Lynch & Co., Inc Senior Notes 5.00% due 01/15/2015		3,900,000	4,087,571

Security Description	Principal Amount**	Value (Note 2)

Finance-Investment Banker/Broker (continued)
Merrill Lynch & Co., Inc Senior Notes 6.88% due 04/25/2018	$1,900,000	$2,193,083

		10,686,626

Insurance-Life/Health — 0.0%
Pricoa Global Funding I FRS Notes 0.66% due 09/27/2013*	400,000	398,534

Internet Connectivity Services — 0.0%
Rhythms Netconnections, Inc. Senior Notes 13.50% due 05/15/2008(3)(4)(5)†	1,700,000	0
Rhythms Netconnections, Inc. Senior Notes 14.00% due 02/15/2010(3)(4)(5)†	400,000	0

		0

Miscellaneous Manufacturing — 0.0%
Propex Fabrics, Inc. Company Guar. Notes 10.00% due 12/01/2012(4)(5)(6)	205,000	2

Oil Companies-Exploration & Production — 1.4%
EOG Resources, Inc. FRS Senior Notes 1.22% due 02/03/2014	6,100,000	6,149,489
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 03/01/2018	7,800,000	9,067,500

		15,216,989

Oil Companies-Integrated — 0.9%
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022*	9,300,000	10,176,330

Special Purpose Entities — 0.1%
CA FM Lease Trust Senior Notes 8.50% due 07/15/2017*(3)(5)	65,954	73,778
SSIF Nevada LP FRS Bank Guar. Notes 1.16% due 04/14/2014*	1,100,000	1,101,475

		1,175,253

Telephone-Integrated — 0.2%
AT&T Corp. Senior Notes 8.00% due 11/15/2031	1,000,000	1,575,898

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	500,000	713,146
Reynolds American, Inc. Company Guar. Notes 7.25% due 06/01/2013	500,000	526,035

		1,239,181

Total U.S. Corporate Bonds & Notes (cost $103,711,573)		109,669,288

67

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount**	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 14.3%
Auto-Cars/Light Trucks — 0.6%
Volkswagen International Finance NV FRS Company Guar. Notes 0.91% due 10/01/2012*	$3,800,000	$3,800,844
Volkswagen International Finance NV FRS Company Guar. Notes 1.07% due 09/22/2013*	1,100,000	1,100,664
Volkswagen International Finance NV FRS Company Guar. Notes 1.07% due 04/01/2014*	1,800,000	1,801,395
Volkswagen International Finance NV FRS Company Guar. Notes 1.22% due 03/21/2014*(3)	300,000	300,983

		7,003,886

Banks-Commercial — 3.8%
ANZ National International, Ltd. Bank Guar. Notes 6.20% due 07/19/2013*	1,000,000	1,044,860
Barclays Bank PLC FRS Senior Notes 1.50% due 01/13/2014	6,400,000	6,385,702
Barclays Bank PLC FRS Jr . Sub. Notes 7.70% due 04/29/2018*(7)	2,010,000	1,958,229
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Company Guar. Notes 4.50% due 01/11/2021	8,400,000	9,240,991
DnB NOR Boligkreditt AS Bonds 2.90% due 03/29/2016*(3)	6,000,000	6,306,600
Group BPCE SA Senior Notes 2.38% due 10/04/2013*	3,000,000	2,951,841
Intesa Sanpaolo SpA FRS Notes 2.87% due 02/24/2014*	6,400,000	6,028,621
National Australia Bank, Ltd. FRS Senior Notes 1.18% due 04/11/2014*	4,100,000	4,105,662
Royal Bank of Scotland Group PLC FRS Bonds 6.99% due 10/05/2017*(7)	1,200,000	978,000
UBS AG Notes 5.75% due 04/25/2018	1,300,000	1,490,696

		40,491,202

Banks-Money Center — 0.6%
Deutsche Bank AG (London) Notes 4.88% due 05/20/2013	1,300,000	1,339,841
Lloyds TSB Bank PLC Bank Guar. Notes 5.80% due 01/13/2020*	600,000	661,619
Lloyds TSB Bank PLC FRS Sub. Notes 12.00% due 12/16/2024*(7)	4,100,000	4,340,957

		6,342,417

Banks-Mortgage — 1.1%
Abbey National Treasury Services PLC FRS Bank Guar. Notes 2.03% due 04/25/2014	6,200,000	6,023,994

Security Description	Principal Amount**	Value (Note 2)

Banks-Mortgage (continued)
Stadshypotek AB Notes 1.45% due 09/30/2013*(3)	$5,700,000	$5,747,310

		11,771,304

Banks-Special Purpose — 0.2%
Export-Import Bank of Korea Senior Notes 8.13% due 01/21/2014	2,200,000	2,399,863

Diamonds/Precious Stones — 0.1%
ALROSA Finance SA Company Guar. Notes 7.75% due 11/03/2020	500,000	540,080

Diversified Banking Institutions — 0.1%
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	1,000,000	1,209,626

Finance-Investment Banker/Broker — 0.6%
Credit Agricole Home Loan SFH FRS Bonds 1.20% due 07/21/2014*(3)	7,000,000	6,876,373

Finance-Leasing Companies — 0.6%
Banque PSA Finance FRS Senior Notes 2.36% due 04/04/2014*	6,700,000	6,522,892

Non-Ferrous Metals — 1.5%
Corp Nacional del Cobre de Chile Senior Notes 3.00% due 07/17/2022*	15,800,000	15,745,917

Oil Companies-Exploration & Production — 1.6%
Gaz Capital SA Company Guar. Notes 8.15% due 04/11/2018	14,400,000	17,479,296

Oil Companies-Integrated — 2.6%
Petrobras International Finance Co. Company Guar. Notes 5.75% due 01/20/2020	7,800,000	8,812,728
Petrobras International Finance Co. Company Guar. Notes 7.88% due 03/15/2019	7,800,000	9,674,605
Petroleos Mexicanos Company Guar. Notes 5.50% due 01/21/2021	7,800,000	9,087,000
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/2039	400,000	532,570

		28,106,903

Paper & Related Products — 0.0%
Pindo Deli Finance BV FRS Company Guar. Notes 2.51% due 04/28/2015*(3)(5)	73,261	8,057
Pindo Deli Finance BV FRS Company Guar. Notes 2.51% due 04/28/2018*(3)(5)	432,197	43,213
Pindo Deli Finance BV VRS Company Guar. Bonds 3.45% due 04/28/2027*(3)(5)	1,743,170	43,573
Tjiwi Kimia Finance BV VRS Company Guar. Notes zero coupon due 04/28/2027*(3)(5)	724,965	21,704

68

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Paper & Related Products (continued)
Tjiwi Kimia Finance BV FRS Company Guar. Notes 2.51% due 04/28/2015(3)(5)		$195,908	$24,485
Tjiwi Kimia Finance BV FRS Company Guar. Notes 2.51% due 04/28/2018*(3)(5)		293,490	29,344

			170,376

Special Purpose Entity — 0.1%
Pearson Dollar Finance Two PLC Company Guar. Notes 5.50% due 05/06/2013*		1,100,000	1,136,490

Steel-Producers — 0.6%
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/2021*		5,700,000	6,061,950

Sugar — 0.2%
Tate & Lyle International Finance PLC Company Guar. Notes 6.63% due 06/15/2016*		2,300,000	2,620,632

Total Foreign Corporate Bonds & Notes (cost $148,925,073)			154,479,207

FOREIGN GOVERNMENT AGENCIES — 7.9%
Regional Authority — 2.2%
Province of Ontario, Canada Bonds 3.15% due 06/02/2022	CAD	9,400,000	9,747,281
Province of Quebec, Canada Bonds 3.50% due 12/01/2022	CAD	13,600,000	14,300,986

			24,048,267

Sovereign — 5.6%
Federal Republic of Germany Bonds 0.75% due 09/13/2013	EUR	25,800,000	32,026,203
Federal Republic of Germany Bonds 4.00% due 10/11/2013	EUR	5,100,000	6,578,750
Government of Australia Bonds 4.75% due 06/15/2016	AUD	10,700,000	12,134,197
Government of Australia Bonds 5.50% due 12/15/2013	AUD	8,000,000	8,706,835
Government of Canada Bonds 1.75% due 03/01/2013	CAD	600,000	600,658
Russian Federation Senior Bonds 7.50% due 03/31/2030*(8)		316	392

			60,047,035

Sovereign Agency — 0.1%
Vnesheconombank Via VEB Finance PLC Senior Notes 5.38% due 02/13/2017*		800,000	846,584

Total Foreign Government Agencies (cost $81,472,710)			84,941,886

Security Description	Principal Amount**	Value (Note 2)

U.S. GOVERNMENT AGENCIES — 32.0%
Federal Home Loan Mtg. Corp. — 0.3%
4.50% due 03/01/2041	$1,202,574	$1,296,830
4.50% due 05/01/2041	519,881	560,629
Federal Home Loan Mtg. Corp. FRS Series T-62, Class 1A1 1.31% due 10/25/2044(1)	144,159	144,814
Series T-61, Class 1A1 1.52% due 07/25/2044(1)	789,673	800,170

		2,802,443

Federal National Mtg. Assoc. — 25.0%
2.50% due August TBA	50,000,000	52,015,625
3.00% due September TBA	28,000,000	29,049,999
3.50% due 09/01/2013	93,972	97,679
3.50% due 09/01/2025	1,106,862	1,177,349
3.50% due 10/01/2025	1,336,814	1,421,868
3.50% due 11/01/2025	3,028,843	3,221,555
3.50% due 12/01/2025	2,092,532	2,225,670
3.50% due 01/01/2026	10,948,636	11,645,247
3.50% due 02/01/2026	15,089,239	16,049,293
3.50% due 03/01/2026	6,138,072	6,528,606
3.50% due 04/01/2026	7,385,525	7,855,428
3.50% due 06/01/2026	44,108	46,914
3.50% due 07/01/2026	4,245,289	4,515,396
3.50% due 08/01/2026	996,958	1,060,390
3.50% due 09/01/2026	1,606,535	1,708,751
3.50% due 10/01/2026	469,318	499,179
3.50% due 12/01/2026	4,275,349	4,547,368
3.50% due 01/01/2027	706,243	749,611
3.50% due 09/01/2041	23,000,000	24,344,062
4.00% due August TBA	5,000,000	5,348,438
4.00% due 01/01/2014	49,968	52,946
4.00% due 06/01/2024	1,225,414	1,311,231
4.00% due 11/01/2024	56,362	60,312
4.00% due 05/01/2025	1,176,104	1,258,468
4.00% due 06/01/2025	1,368,225	1,464,042
4.00% due 07/01/2025	120,721	129,175
4.00% due 08/01/2025	6,369,142	6,815,181
4.00% due 09/01/2025	234,377	250,791
4.00% due 10/01/2025	315,530	337,627
4.00% due 12/01/2025	365,721	391,333
4.00% due 01/01/2026	854,669	914,523
4.00% due 02/01/2026	7,039,532	7,536,919
4.00% due 03/01/2026	9,434,620	10,100,180
4.00% due 04/01/2026	10,767,530	11,538,173
4.00% due 05/01/2026	12,596,883	13,486,931
4.00% due 12/01/2040	145,688	156,365
4.00% due 01/01/2041	5,046,308	5,416,157
4.00% due 02/01/2041	912,705	1,005,831
4.00% due 03/01/2041	1,797,763	1,954,313
4.50% due 02/01/2025	522,394	562,569
4.50% due 08/01/2041	500,000	540,703
5.00% due 06/01/2023	216,902	239,948
5.00% due 04/01/2024	56,630	62,611
5.00% due 02/01/2027	52,310	57,476
5.00% due 07/01/2027	480,436	527,278
5.00% due 03/01/2028	174,047	191,016
5.00% due 04/01/2028	688,011	755,092
5.00% due 05/01/2028	191,378	210,037
5.00% due 06/01/2028	350,792	382,802
5.00% due 07/01/2028	300,848	328,301
5.00% due 04/01/2029	543,992	593,632
5.00% due 05/01/2029	157,203	171,776
5.00% due 10/01/2033	216,064	236,658
5.00% due 11/01/2033	371,919	407,368

69

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount**	Value (Note 2)

U.S. GOVERNMENT AGENCIES (Continued)
Federal National Mtg. Assoc. (Continued)
5.00% due 03/01/2034	$71,266	$79,722
5.00% due 08/01/2034	802,756	881,158
5.00% due 12/01/2034	107,384	117,583
5.00% due 03/01/2035	45,034	49,432
5.00% due 04/01/2035	6,586,569	7,210,445
5.00% due 05/01/2035	593,180	649,278
5.00% due 06/01/2035	273,909	299,160
5.00% due 07/01/2035	891,526	976,881
5.00% due 08/01/2035	312,059	343,609
5.00% due 09/01/2035	186,741	204,951
5.00% due 10/01/2035	743,554	813,859
5.00% due 11/01/2035	5,322,357	5,813,013
5.00% due 03/01/2036	223,968	245,144
5.00% due 12/01/2036	510,285	557,326
5.00% due 01/01/2037	43,889	47,866
5.00% due 06/01/2037	571,690	624,393
5.00% due 07/01/2037	175,537	191,720
5.00% due 02/01/2038	481,658	526,061
5.00% due 03/01/2038	266,747	291,337
5.00% due 01/01/2039	92,533	100,832
5.00% due 02/01/2039	281,274	310,281
5.00% due 03/01/2039	157,158	171,253
5.00% due 04/01/2039	3,318,474	3,616,100
5.00% due 08/01/2039	264,367	288,077
5.00% due 02/01/2040	55,408	60,654
5.00% due 05/01/2040	56,121	61,435
5.00% due 06/01/2040	625,524	684,226
5.00% due 02/01/2041	50,484	55,753
5.00% due 07/01/2041	88,011	96,441
5.50% due 10/01/2036	150,530	165,382
Federal National Mtg. Assoc. FRS 2.56% due 06/01/2035	271,429	289,860

		269,379,425

Government National Mtg. Assoc. — 6.4%
3.00% due August TBA	55,000,000	58,018,747
4.50% due 01/15/2040	902,250	995,576
4.50% due 02/15/2040	898,591	993,224
4.50% due 03/15/2040	650,872	719,417
4.50% due 04/15/2040	1,533,291	1,694,766
4.50% due 05/15/2040	1,070,362	1,183,749
4.50% due 06/15/2040	826,817	913,891
4.50% due 08/15/2040	207,118	228,930
4.50% due 09/15/2040	17,374	19,204
4.50% due 10/15/2040	959,389	1,060,424
4.50% due 12/15/2040	1,501,983	1,660,161
4.50% due 02/15/2041	521,853	574,853
Government National Mtg. Assoc. FRS 0.55% due 05/20/2037(1)	546,960	545,899

		68,608,841

Sovereign — 0.2%
Overseas Private Investment Corp. Government Guar. Notes 5.75% due 04/15/2014	2,100,000	2,797,704

U.S. Government Agencies — 0.1%
Financing Corp. STRIPS zero coupon due 12/06/2018	1,000,000	894,298

Total U.S. Government Agencies (cost $337,941,114)		344,482,711

Security Description	Principal Amount**	Value (Note 2)

U.S. GOVERNMENT TREASURIES — 24.4%
United States Treasury Bonds — 6.4%
2.13% due 02/15/2041TIPS(9)	$3,778,092	$5,688,979
3.00% due 05/15/2042	16,800,000	18,270,000
3.13% due 11/15/2041	16,200,000	18,063,000
3.75% due 08/15/2041	2,600,000	3,247,156
3.88% due 08/15/2040	100,000	127,453
4.38% due 02/15/2038	400,000	547,438
4.38% due 05/15/2040	5,100,000	7,029,233
4.38% due 05/15/2041	10,000,000	13,815,620
6.25% due 08/15/2023	300,000	441,656
7.13% due 02/15/2023	1,100,000	1,702,250

		68,932,785

United States Treasury Notes — 18.0%
0.13% due 01/15/2022 TIPS(9)	29,345,638	31,679,526
0.13% due 07/15/2022 TIPS(9)	2,498,475	2,709,089
1.13% due 01/15/2021TIPS(9)(10)	13,868,052	16,195,278
1.25% due 01/31/2019	2,400,000	2,454,374
1.38% due 12/31/2018	6,200,000	6,393,750
1.75% due 05/15/2022	4,800,000	4,913,251
2.00% due 11/15/2021(10)	50,300,000	52,893,569
2.00% due 02/15/2022	3,000,000	3,147,657
2.13% due 12/31/2015	700,000	742,000
2.13% due 08/15/2021	23,400,000	24,928,301
2.63% due 08/15/2020(11)	20,400,000	22,685,432
2.63% due 11/15/2020	22,300,000	24,794,812

		193,537,039

Total U.S. Government Treasuries (cost $241,545,086)		262,469,824

MUNICIPAL BONDS & NOTES — 1.4%
Chicago Transit Authority Revenue Series A 6.90% due 12/01/2040	800,000	995,504
Chicago Transit Authority Revenue Series B 6.90% due 12/01/2040	900,000	1,119,942
District of Columbia Revenue 5.59% due 12/01/2034	4,000,000	5,146,640
East Bay Municipal Utility District Revenue 5.87% due 06/01/2040	2,200,000	3,009,600
Kentucky State Property & Building Commission Revenue 4.30% due 11/01/2019	400,000	460,556
Kentucky State Property & Building Commission Revenue 4.40% due 11/01/2020	500,000	575,610
Kentucky State Property & Building Commission Revenue 5.37% due 11/01/2025	1,000,000	1,189,260
New York City Transitional Finance Authority Revenue 4.73% due 11/01/2023	500,000	612,605
New York City Transitional Finance Authority Revenue 4.91% due 11/01/2024	500,000	620,240
New York City Transitional Finance Authority Revenue 5.08% due 11/01/2025	800,000	962,264
Ohio Housing Finance Agency Revenue Series F 6.04% due 09/01/2017	20,000	20,008

70

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount**	Value (Note 2)

MUNICIPAL BONDS & NOTES (Continued)
State of Illinois General Obligation Bonds 4.42% due 01/01/2015	$100,000	$104,825

Total Municipal Bonds & Notes (cost $11,721,028)		14,817,054

COMMON STOCK — 0.0%
Communications Software — 0.0%
Ventelo GmbH†(3)(5)	11,286	0

Telecom Equipment-Fiber Optics — 0.0%
Viatel Holding Bermuda Ltd.(3)	2	1

Total Common Stock (cost $400,000)		1

MEMBERSHIP INTEREST CERTIFICATES — 0.0%
Electric-Integrated — 0.0%
SW Acquisition†(3)(5) (cost $0)	1	6

WARRANTS — 0.0%
Banks-Commercial — 0.0%
Central Bank of Nigeria Expires 11/15/2020 (strike price $250)(5) (cost $0)	250	45,000

OPTIONS — PURCHASED — 0.0%
Sovereign — 0.0%
Put Options — Purchased(3)(13) (cost $21,340)	8,800,000	77

Total Long-Term Investment Securities (cost $964,282,208)		1,007,596,707

SHORT-TERM INVESTMENT SECURITIES — 1.1%
Commercial Paper — 1.0%
Banco Do Brasil SA 0.01% due 06/28/2013	10,800,000	10,705,219

U.S. Government Treasuries — 0.1%
0.17% due 05/30/2013	1,019,000	1,017,676

Total Short-Term Investment Securities (cost $11,625,799)		11,722,895

REPURCHASE AGREEMENTS — 21.0%
Agreement with Barclays Capital bearing interest at 0.20% dated 07/31/2012 to be repurchased 08/01/2012 in the amount of $4,500,025 and collateralized by $4,500,000 of United States Treasury Notes bearing interest at 2.00% due 02/15/2022 and having an approximate value of $4,594,734	4,500,000	4,500,000

Security Description	Principal Amount**	Value (Note 2)

REPURCHASE AGREEMENTS (Continued)
Agreement with Barclays Capital bearing interest at 0.17% dated 07/31/2012 to be repurchased 08/01/2012 in the amount of $11,200,052 and collateralized by $5,600,000 of United States Treasury Bonds bearing interest at 4.63% due 02/15/2040, and $5,600,000 of United States Treasury Bonds bearing interest at 6.13% due 11/15/2027 and having an approximate total value of $11,449,686	$11,200,000	$11,200,000
Agreement with Barclays Capital bearing interest at 0.18% dated 07/25/2012 to be repurchased 08/01/2012 in the amount of $42,401,484 and collateralized by $37,160,000 of Federal Home Loan Mtg. Assoc. Notes bearing interest at 5.25% due 04/18/2016 and having an approximate value of $43,589,052	42,400,000	42,400,000
Agreement with Barclays Capital bearing interest at 0.21% dated 07/31/2012 to be repurchased 08/01/2012 in the amount of $2,200,013 and collateralized by $2,200,000 of Federal National Mtg. Assoc. Notes, bearing interest at 3.50% due 03/01/2022 and having an approximate value of $2,273,751	2,200,000	2,200,000
Agreement with Barclays Capital bearing interest at 0.23% dated 07/20/2012 to be repurchased 11/19/2012 in the amount of $38,630,087 and collateralized by $36,250,000 of Government National Mtg. Assoc. Bonds bearing interest at 4.00% due 06/20/2042 and having an approximate value of $39,758,846(3)	38,600,000	38,600,000
Agreement with Citigroup Global Markets bearing interest at 0.17% dated 07/31/2012 to be repurchased 08/01/2012 in the amount of $16,600,078 and collateralized by $16,493,000 of United States Treasury Notes bearing interest at 1.75% due 03/31/2014 and having an approximate value of $16,945,577	16,600,000	16,600,000
Agreement with Citigroup Global Markets bearing interest at 0.22% dated 07/31/2012 to be repurchased 08/01/2012 in the amount of $5,500,033 and collateralized by $5,595,000 of Federal National Mtg. Assoc. Notes, bearing interest at 0.79% due 04/24/2015 and having an approximate value of $5,612,673	5,500,000	5,500,000

71

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount**	Value (Note 2)

REPURCHASE AGREEMENTS (Continued)
Agreement with Credit Suisse First Boston LLC bearing interest at 0.20% dated 07/31/2012 to be repurchased 08/01/2012 in the amount of $8,300,046 and collateralized by $8,508,000 of United States Treasury Notes bearing interest at 0.25% due 07/15/2015 and having an approximate value of $8,500,688	$8,300,000	$8,300,000
Agreement with J.P. Morgan Securities bearing interest at 0.20% dated 07/31/2012 to be repurchased 08/01/2012 in the amount of $9,000,050 and collateralized by $1,189,000 of United States Treasury Bonds bearing interest at 5.50% due 08/15/2028, and $2,760,000 of United States Treasury Notes bearing interest at 1.75% due 03/15/2014, and $4,500,000 of United States Treasury Notes bearing interest at 3.50% due 02/28/2017 and having an approximate total value of $9,196,229	9,000,000	9,000,000
Agreement with Merrill Lynch Pierce Fenner & Smith bearing interest at 0.17% dated 07/31/2012 to be repurchased 08/01/2012 in the amount of $27,200,128 and collateralized by $2,238,000 of United States Treasury Notes bearing interest at 0.63% due 05/31/2017, and $25,000,000 of United States Treasury Notes bearing interest at 1.00% due 03/31/2017 and having an approximate total value of $27,766,381	27,200,000	27,200,000
Agreement with Merrill Lynch Pierce Fenner & Smith bearing interest at 0.18% dated 07/31/2012 to be repurchased 08/01/2012 in the amount of $50,000,250 and collateralized by $50,000,000 of United States Treasury Bills bearing interest at 0.17% due 07/25/2013 and having an approximate value of $50,997,398	50,000,000	50,000,000
Agreement with Morgan Stanley & Co., LLC bearing interest at 0.21% dated 07/31/2012 to be repurchased 08/01/2012 in the amount of $11,100,065 and collateralized by $11,100,000 of United States Treasury Bonds bearing interest at 3.13% due 11/15/2041 and having an approximate value of $11,338,033	11,100,000	11,100,000

Security Description	Principal Amount**	Value (Note 2)

REPURCHASE AGREEMENTS (Continued)
Total Repurchase Agreements (cost $226,600,000)		$226,600,000

TOTAL INVESTMENTS (cost $1,202,508,007) (12)	115.7%	1,245,919,602
Liabilities in excess of other assets	(15.7)	(169,426,128)

NET ASSETS	100.0%	$1,076,493,474

FORWARD SALES CONTRACTS — (13.4)%
U.S. Government Agencies. — (13.4)%
Federal National Mtg. Assoc.
3.50% due August 15 TBA	(26,000,000)	(27,633,124)
4.00% due August 15 TBA	(57,000,000)	(60,963,278)
4.00% due August 30 TBA	(7,000,000)	(7,502,032)
4.00% due September 15 TBA	(5,000,000)	(5,345,313)
4.50% due August 15 TBA	(500,000)	(538,125)
5.00% due September 30 TBA	(16,000,000)	(17,427,500)
5.50% due September 30 TBA	(6,000,000)	(6,582,187)

		(125,991,559)

Government National Mtg. Assoc.
4.50% due August 30 TBA	(3,000,000)	(3,293,439)
4.50% due September 30 TBA	(12,000,000)	(13,175,625)
6.00% due September 30 TBA	(2,000,000)	(2,249,687)

		(18,718,751)

Total Forward Sales Contracts (proceeds $(144,260,781))		$(144,710,310)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2012, the aggregate value of these securities was $116,313,755 representing 10.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise indicated.

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Dollar

GBP — British Pound

USD — United States Dollar

LIBOR — London Interbank Offered Rate

BBA — British Banking Association

FRS — Floating Rate Securities

VRS — Variable Rate Securities

The rates shown on FRS and VRS are the current interest rates as of July 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Security

†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgage Backed Security
(3)	Illiquid security. At July 31, 2012, the aggregate value of these securities was $58,075,429 representing 5.4% of net assets.
(4)	Bond in default

72

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(6)	Company has filed for Chapter 11 bankruptcy protection.
(7)	Perpetual maturity — maturity date reflects the next call date.
(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(9)	Principal amount of security is adjusted for inflation.
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(11)	The security or a portion thereof represents collateral for options.
(12)	See Note 3 for cost of investments on a tax basis.
(13)	Put Options — Purchased

Put Options — Purchased
Issue	Expiration Month	Strike Price	Notional Amount	Premiums Paid	Value at July 31, 2012	Unrealized Appreciation (Depreciation)
Put option to enter an interest rate swap with Goldman Sachs Bank USA for the right to receive a fixed rate of 2.00% versus the three month USD-LIBOR-BBA maturing on 11/21/2013	November 2012	2.00	$8,800,000	$21,340	$77	$(21,263)

Written Options on Interest Rate Swap Contracts
Expiration Issue	Month	Strike Price	Notional Amount	Premiums Received	Value at July 31, 2012	Unrealized Appreciation (Depreciation)
Put option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to receive a fixed rate of 1.00% versus the three month USD-LIBOR-BBA maturing on 11/21/2013	November 2012	1.00	$8,800,000	$50,207	$753	$49,454
Call option to enter an interest rate swap with Bank of America NA for the obligation to pay a fixed rate of 1.40% versus the three month USD-LIBOR-BBA maturing on 03/18/2023	March 2013	1.40	3,400,000	23,460	80,874	(57,414)
Put option to enter an interest rate swap with Bank of America NA for the obligation to receive a fixed rate of 1.40% versus the three month USD-LIBOR-BBA maturing on 03/18/2023	March 2013	1.40	3,400,000	80,920	12,582	68,338

			$15,600,000	$154,587	94,209	$60,378

USD — United States Dollar

LIBOR — London Interbank Offered Rate

BBA — British Banking Association

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2012	Unrealized Appreciation (Depreciation)
230	Short	5 Year U.S. Treasury Note Futures	September 2012	$28,467,631	$28,699,688	$(232,057)
447	Short	10 Year U.S. Treasury Note Futures	September 2012	59,618,232	60,191,345	(573,113)

						$(805,170)

73

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America N.A.	AUD	29,203,000	USD	29,188,399	8/9/2012	$—	$(1,481,299)

Barclays Bank PLC	BRL	2,226,696	USD	1,138,859	8/2/2012	52,241	—
	CAD	553,000	USD	538,601	9/20/2012	—	(12,248)
	GBP	1,835,000	USD	2,856,480	9/12/2012	—	(20,459)
	KRW	66,540,500	USD	57,306	9/28/2012	—	(1,328)
	USD	1,086,246	BRL	2,226,696	8/2/2012	371	—
	USD	8,453,481	TWD	249,124,090	11/30/2012	—	(136,926)
	USD	13,740,810	CNY	86,635,804	2/1/2013	—	(255,042)

						52,612	(426,003)

Citibank N.A.	EUR	32,108,000	USD	40,059,225	9/14/2012	533,828	—
	JPY	165,176,000	USD	2,116,043	9/10/2012	944	—
	TWD	76,526,400	USD	2,568,000	11/30/2012	13,305	—
	USD	926,926	CNY	5,818,313	2/1/2013	—	(21,245)

						548,077	(21,245)

Deutsche Bank AG	USD	5,039,873	EUR	4,112,000	8/3/2012	19,587	—

Goldman Sachs International	USD	1,253,000	CNY	7,860,069	2/1/2013	—	(29,498)

HSBC Bank USA	MXN	95,376,395	USD	7,114,456	8/15/2012	—	(48,811)
	USD	1,527,110	NOK	9,305,000	8/28/2012	15,170	—
	USD	8,674	INR	503,790	10/3/2012	273	—
	USD	5,784,873	MYR	18,397,632	10/16/2012	63,908	—
	USD	7,043,527	MXN	95,376,395	12/3/2012	44,963	—

						124,314	(48,811)

JPMorgan Chase Bank N.A.	EUR	4,115,000	USD	5,065,603	8/3/2012	2,452	—
	EUR	318,000	USD	387,905	9/14/2012	—	(3,558)
	EUR	25,800,000	USD	31,823,840	9/13/2013	—	(109,975)
	EUR	5,508,000	USD	6,785,484	10/11/2013	—	(34,974)
	USD	7,141,959	MXN	94,866,880	8/15/2012	—	(16,960)
	USD	221,372	JPY	17,519,000	9/10/2012	2,961	—
	USD	5,222,523	EUR	4,241,000	9/14/2012	—	(1,793)
	USD	9,653,068	CNY	61,504,520	2/1/2013	—	(79,247)

						5,413	(246,507)

Royal Bank of Scotland PLC	SGD	26,716	USD	21,229	10/22/2012	—	(243)
	USD	21,222	SGD	26,716	8/3/2012	247	—
	USD	1,528,060	NOK	9,306,000	8/28/2012	14,385	—

						14,632	(243)

UBS AG	BRL	2,226,696	USD	1,086,246	8/2/2012	—	(371)
	BRL	2,226,696	USD	1,097,381	10/2/2012	22,799	—
	CAD	24,155,000	USD	23,499,139	9/20/2012	—	(561,889)
	CNY	102,840,187	USD	16,182,563	10/15/2012	101,497	—
	SGD	26,716	USD	21,628	8/3/2012	159	—
	TWD	173,135,370	USD	5,810,000	11/30/2012	30,190	—
	USD	1,108,085	BRL	2,226,696	8/2/2012	—	(21,467)
	USD	37,070	MXN	509,515	8/15/2012	1,197	—
	USD	431,894	JPY	34,013,000	9/10/2012	3,647	—
	USD	5,489,279	EUR	4,466,000	9/14/2012	8,430	—
	USD	33,477	MXN	452,971	12/3/2012	188	—
	USD	1,850,261	CNY	11,684,400	8/5/2013	—	(42,215)

						168,107	(625,942)

Net Unrealized Appreciation (Depreciation)						$932,742	$(2,879,548)

AUD	— Australian Dollar	GBP	— British Pound	MYR	— Malaysian Ringgit
BRL	— Brazilian Real	INR	— Indian Rupee	NOK	— Norwegian Krone
CAD	— Canadian Dollar	JPY	— Japanese Yen	SGD	— Singapore Dollar
CNY	— Yuan Renminbi	KRW	— South Korean Won	TWD	— Taiwan Dollar
EUR	— Euro Dollar	MXN	— Mexican Peso	USD	— United States Dollar

74

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Interest Rate Swap Contracts@
				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation (Depreciation)
Barclays Bank PLC	AUD	5,000	12/15/2017	5.500%	6 month AUD Bank Bill	$(18,689)	$526,339
	BRL	2,100	1/2/2014	11.990%	1-Year BRL-CDI	256	75,469
	BRL	1,300	1/2/2014	12.510%	1-Year BRL-CDI	758	44,083
Citibank NA	AUD	3,600	3/15/2018	3.750%	6 month AUD Bank Bill	16,661	16,134
Goldman Sachs Bank USA	AUD	18,400	3/15/2023	4.000%	6 month AUD Bank Bill	(28,170)	186,848
	BRL	21,100	1/2/2014	8.025%	1-Year BRL-CDI	—	26,257
HSBC BANK USA NA	BRL	7,200	1/2/2014	11.935%	1-Year BRL-CDI	17,229	213,058
	BRL	7,500	1/2/2014	12.120%	1-Year BRL-CDI	6,735	280,818
	BRL	1,400	1/2/2014	12.555%	1-Year BRL-CDI	1,277	47,616
	BRL	44,500	1/2/2014	10.530%	1-Year BRL-CDI	8,736	747,569
	BRL	71,100	1/2/2015	10.135%	1-Year BRL-CDI	147,404	1,159,112
	BRL	85,400	1/2/2015	8.825%	1-Year BRL-CDI	173,996	293,659
Morgan Stanley Capital Services, Inc.	EUR	13,300	3/21/2017	2.000%	6 Month Euribor	(73,503)	847,040
UBS AG	MXN	87,100	6/2/2021	7.500%	28-Day MXN — TIIE	252,742	690,910
	BRL	19,400	1/2/2015	9.930%	1-Year BRL-CDI	12,687	303,298

Total						$518,119	$5,458,210

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at July 31, 2012(3)	Notional Amount(2)	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Masco Corp. 6.125% due 10/03/2016	(5.000)%	12/20/2016	Barclays Bank PLC	2.8568%	$1,800,000	$(157,010)	$(153,692)	$(3,318)
Pearson Dollar Finance Two PLC 5.500% due 05/06/2013	(0.610)%	6/20/2013	Barclays Bank PLC	0.0869%	1,100,000	(5,164)	—	(5,164)
Reynolds American, Inc. 7.250% due 06/01/2013	(1.200)%	6/20/2013	Barclays Bank PLC	0.3033%	500,000	(4,016)	—	(4,016)
Tate & Lyle International Finance PLC 6.500% due 06/28/2012	(1.150)%	6/20/2016	Barclays Bank PLC	0.6302%	2,300,000	(45,985)	—	(45,985)

						$(212,175)	$(153,692)	$(58,483)

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(4)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at July 31, 2012(3)	Notional Amount(2)	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
General Electric Capital Corp. 5.625% due 09/15/2017	1.000%	9/20/2013	UBS AG	0.5925%	$900,000	$4,205	$(14,930)	$19,135

@	Illiquid security. At July 31, 2012, the aggregate value of these securities was $5,976,329 representing 0.6% of net assets.
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

75

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

BRL-CDI	— Brazil Interbank Deposit Rate
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
MXN-TIIE	— Tasa de Interés Interbancaria de Equilibrio (a benchmark Mexican Peso floating rate index)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$35,440,699	$1,250,954	$36,691,653
U.S. Corporate Bonds & Notes	—	109,595,508	73,780	109,669,288
Foreign Corporate Bonds & Notes	—	154,308,831	170,376	154,479,207
Foreign Government Agencies	—	84,941,886	—	84,941,886
U.S. Government Agencies	—	344,482,711	—	344,482,711
U.S. Government Treasuries	—	262,469,824	—	262,469,824
Municipal Bonds & Notes	—	14,817,054	—	14,817,054
Common Stock	1	—	0	1
Membership Interest Certificates	—	—	6	6
Warrants	—	—	45,000	45,000
Put Options — Purchased	—	77	—	77
Short-Term Investment Securities:
Commercial Paper	—	10,705,219	—	10,705,219
U.S. Government Treasuries	—	1,017,676	—	1,017,676
Repurchase Agreements	—	226,600,000	—	226,600,000
Other Financial Instruments:@
Written Options on Interest Rate Swap Contracts-Appreciation	—	117,792	—	117,792
Open Forward Foreign Currency Contracts-Appreciation	—	932,742		932,742
Interest Rate Swaps Contracts-Appreciation	—	5,458,210	—	5,458,210
Credit Default Swaps on Corporate & Sovereign Issues — Sell Protection-Appreciation	—	19,135	—	19,135

Total	$1	$1,250,907,364	$1,540,116	$1,252,447,481

LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	—	144,710,310	—	144,710,310
Other Financial Instruments:@
Written Options on Interest Rate Swap Contracts- Depreciation	—	57,414	—	57,414
Open Futures Contracts-Depreciation	805,170	—	—	805,170
Open Forward Foreign Currency Contracts-Depreciation	—	2,879,548	—	2,879,548
Credit Default Swaps on Corporate & Sovereign Issues — Buy Protection-Depreciation	—	58,483	—	58,483

Total	$805,170	$147,705,755	$—	$148,510,925

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

76

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO PROFILE — July 31, 2012 — (unaudited)

Industry Allocation*

United States Treasury Notes	8.1%
Diversified Financial Services	7.0
Federal National Mtg. Assoc.	5.9
Oil Companies-Integrated	3.7
Medical-Drugs	3.4
Computers	3.4
Federal Home Loan Bank	3.0
Repurchase Agreements	2.9
Federal Home Loan Mtg. Corp.	2.6
Government National Mtg. Assoc.	2.6
U.S. Government Treasuries	2.5
Banks-Super Regional	2.4
Telephone-Integrated	2.3
Oil Companies-Exploration & Production	2.2
Diversified Banking Institutions	2.1
Medical-Biomedical/Gene	2.0
Electric-Integrated	1.8
Applications Software	1.7
United States Treasury Bonds	1.5
Finance-Credit Card	1.4
Multimedia	1.4
Insurance-Multi-line	1.3
Electronic Components-Semiconductors	1.3
Cable/Satellite TV	1.3
Medical-HMO	1.1
Tobacco	1.1
Consumer Products-Misc.	1.1
Real Estate Investment Trusts	1.0
Computer Services	1.0
Retail-Building Products	1.0
Transport-Rail	1.0
Food-Misc./Diversified	1.0
Auto-Cars/Light Trucks	0.9
Electronic Security Devices	0.9
Instruments-Controls	0.9
Banks-Commercial	0.9
Enterprise Software/Service	0.8
Chemicals-Diversified	0.8
Beverages-Non-alcoholic	0.7
Diversified Manufacturing Operations	0.7
Insurance-Life/Health	0.7
Medical Products	0.6
Retail-Regional Department Stores	0.6
Oil-Field Services	0.6
Investment Management/Advisor Services	0.6
Networking Products	0.6
Pipelines	0.5
Finance-Other Services	0.5
Web Portals/ISP	0.5
Aerospace/Defense-Equipment	0.5
Metal-Copper	0.5
Commercial Services-Finance	0.5
Auto/Truck Parts & Equipment-Original	0.5
Agricultural Operations	0.5
Cosmetics & Toiletries	0.5
Agricultural Chemicals	0.5
Retail-Discount	0.5
Retail-Drug Store	0.5
Aerospace/Defense	0.4
Medical-Wholesale Drug Distribution	0.4
Semiconductor Components-Integrated Circuits	0.4

E-Commerce/Services	0.4%
Apparel Manufacturers	0.4
Television	0.4
Semiconductor Equipment	0.4
Electric Products-Misc.	0.3
Gas-Distribution	0.3
Building-Residential/Commercial	0.3
E-Commerce/Products	0.3
Auto-Heavy Duty Trucks	0.3
Hotels/Motels	0.3
Retail-Restaurants	0.3
Rental Auto/Equipment	0.3
Municipal Bonds	0.3
Computers-Memory Devices	0.3
Oil & Gas Drilling	0.3
Data Processing/Management	0.2
Insurance-Reinsurance	0.2
Brewery	0.2
Finance-Auto Loans	0.2
Retail-Apparel/Shoe	0.2
Computers-Integrated Systems	0.2
Oil Refining & Marketing	0.2
Engineering/R&D Services	0.2
Food-Retail	0.2
Airlines	0.2
Cruise Lines	0.2
Tennessee Valley Authority	0.2
Coal	0.2
Medical-Hospitals	0.2
Cellular Telecom	0.1
Medical-Generic Drugs	0.1
Casino Hotels	0.1
Beverages-Wine/Spirits	0.1
Retail-Auto Parts	0.1
Pharmacy Services	0.1
Diversified Operations	0.1
Printing-Commercial	0.1
Distribution/Wholesale	0.1
X-Ray Equipment	0.1
Private Corrections	0.1
Sovereign	0.1
Shipbuilding	0.1
Casino Services	0.1
Retail-Perfume & Cosmetics	0.1
Diversified Minerals	0.1
Therapeutics	0.1
Paper & Related Products	0.1
Electronic Measurement Instruments	0.1
Finance-Investment Banker/Broker	0.1
Electric-Generation	0.1
Publishing-Newspapers	0.1
Batteries/Battery Systems	0.1
Internet Security	0.1
Building-Heavy Construction	0.1
Building Products-Wood	0.1
U.S. Municipal Bonds & Notes	0.1
Electronic Components-Misc.	0.1
Machinery-Farming	0.1
Communications Software	0.1
Rubber-Tires	0.1
Metal-Aluminum	0.1

77

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO PROFILE — July 31, 2012 — (unaudited) — (continued)

Broadcast Services/Program	0.1%
Tools-Hand Held	0.1
Retail-Pet Food & Supplies	0.1
Oil Field Machinery & Equipment	0.1
Commercial Services	0.1
Satellite Telecom	0.1
Banks-Fiduciary	0.1
Electronic Forms	0.1
Independent Power Producers	0.1
Office Automation & Equipment	0.1
Gold Mining	0.1
Medical Labs & Testing Services	0.1

105.7%

*	Calculated as a percentage of net assets

78

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 59.1%
Aerospace/Defense — 0.4%
General Dynamics Corp.	11,200	$710,528

Aerospace/Defense-Equipment — 0.5%
United Technologies Corp.	11,537	858,814

Agricultural Chemicals — 0.5%
CF Industries Holdings, Inc.	2,100	411,096
Monsanto Co.	4,100	351,042

		762,138

Agricultural Operations — 0.5%
Archer-Daniels-Midland Co.	24,771	646,275
Bunge, Ltd.	2,200	144,694

		790,969

Airlines — 0.2%
Alaska Air Group, Inc.†	4,400	153,340
United Continental Holdings, Inc.†	8,000	151,120

		304,460

Apparel Manufacturers — 0.4%
Coach, Inc.	3,141	154,946
VF Corp.	2,928	437,150

		592,096

Applications Software — 1.7%
Citrix Systems, Inc.†	1,024	74,424
Microsoft Corp.	90,585	2,669,540

		2,743,964

Auto-Cars/Light Trucks — 0.7%
Ford Motor Co.	55,300	510,972
General Motors Co.†	35,681	703,273

		1,214,245

Auto-Heavy Duty Trucks — 0.3%
PACCAR, Inc.	12,299	492,083

Auto/Truck Parts & Equipment-Original — 0.5%
Johnson Controls, Inc.	27,869	686,971
TRW Automotive Holdings Corp.†	2,200	86,460

		773,431

Banks-Fiduciary — 0.1%
State Street Corp.	2,251	90,895

Banks-Super Regional — 2.2%
Capital One Financial Corp.	2,556	144,388
Fifth Third Bancorp	27,000	373,140
Huntington Bancshares, Inc.	2,985	18,552
PNC Financial Services Group, Inc.	8,000	472,800
SunTrust Banks, Inc.	5,710	135,042
US Bancorp	4,426	148,271
Wells Fargo & Co.	69,879	2,362,609

		3,654,802

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	2,300	178,871

Beverages-Non-alcoholic — 0.7%
Coca-Cola Co.	8,905	719,524
Monster Beverage Corp.†	3,200	212,704
PepsiCo, Inc.	3,000	218,190

		1,150,418

Security Description	Shares	Value (Note 2)

Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc., Class A†	8,100	$228,501

Building Products-Wood — 0.1%
Masco Corp.	13,744	165,340

Building-Heavy Construction — 0.1%
Chicago Bridge & Iron Co. NV	4,800	171,552

Building-Residential/Commercial — 0.3%
D.R. Horton, Inc.	3,646	64,279
Lennar Corp., Class A	4,174	121,923
NVR, Inc.†	191	147,830
PulteGroup, Inc.†	10,548	119,192
Ryland Group, Inc.	1,225	29,253
Toll Brothers, Inc.†	2,000	58,340

		540,817

Cable/Satellite TV — 0.9%
Comcast Corp., Class A	19,099	621,672
DIRECTV, Class A†	3,630	180,266
DISH Network Corp., Class A	1,730	53,215
Time Warner Cable, Inc.	6,822	579,393

		1,434,546

Casino Services — 0.1%
Bally Technologies, Inc.†	4,500	196,695

Chemicals-Diversified — 0.8%
Air Products & Chemicals, Inc.	5,511	443,250
E.I. du Pont de Nemours & Co.	3,629	180,361
Georgia Gulf Corp.	2,987	97,914
LyondellBasell Industries NV, Class A	5,000	222,650
PPG Industries, Inc.	3,300	361,218

		1,305,393

Coal — 0.1%
Peabody Energy Corp.	4,165	86,965
Walter Energy, Inc.	1,180	40,474

		127,439

Commercial Services — 0.1%
Weight Watchers International, Inc.	2,000	101,200

Commercial Services-Finance — 0.5%
Alliance Data Systems Corp.†	1,350	175,500
H&R Block, Inc.	9,000	145,170
Lender Processing Services, Inc.	8,100	199,827
Mastercard, Inc., Class A	709	309,528

		830,025

Communications Software — 0.1%
SolarWinds, Inc.†	2,600	138,814

Computer Services — 1.0%
Cognizant Technology Solutions Corp., Class A†	4,311	244,736
International Business Machines Corp.	7,240	1,418,895

		1,663,631

Computers — 3.4%
Apple, Inc.†	8,861	5,411,944
Hewlett-Packard Co.	7,613	138,861

		5,550,805

Computers-Integrated Systems — 0.2%
Brocade Communications Systems, Inc.†	41,100	204,267
Diebold, Inc.	5,300	171,455

		375,722

79

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Computers-Memory Devices — 0.3%
EMC Corp.†	4,995	$130,919
NetApp, Inc.†	2,978	97,291
SanDisk Corp.†	873	35,907
Western Digital Corp.†	4,100	163,057

		427,174

Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A	1,091	19,082

Consulting Services — 0.0%
Genpact, Ltd.†	1,524	26,548

Consumer Products-Misc. — 0.8%
Clorox Co.	1,939	140,985
Jarden Corp.	4,500	203,400
Kimberly-Clark Corp.	10,300	895,173

		1,239,558

Cosmetics & Toiletries — 0.5%
Colgate-Palmolive Co.	2,121	227,710
Procter & Gamble Co.	8,657	558,723

		786,433

Cruise Lines — 0.2%
Carnival Corp.(2)	6,903	229,732
Royal Caribbean Cruises, Ltd.	2,800	69,944

		299,676

Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	2,800	224,532

Distribution/Wholesale — 0.1%
WW Grainger, Inc.	1,013	207,493

Diversified Banking Institutions — 1.5%
Bank of America Corp.	62,420	458,163
Citigroup, Inc.	33,893	919,517
Goldman Sachs Group, Inc.	9,444	952,900
Morgan Stanley	8,947	122,216

		2,452,796

Diversified Manufacturing Operations — 0.7%
Ingersoll-Rand PLC	12,400	525,884
Parker Hannifin Corp.	5,200	417,664
SPX Corp.	2,582	156,779

		1,100,327

E-Commerce/Products — 0.3%
Amazon.com, Inc.†	2,114	493,196

E-Commerce/Services — 0.4%
Expedia, Inc.	6,264	356,985
IAC/InterActiveCorp.	4,700	247,267

		604,252

Electric Products-Misc. — 0.3%
Emerson Electric Co.	11,688	558,336

Electric-Generation — 0.1%
AES Corp.	15,300	184,518

Electric-Integrated — 1.2%
Ameren Corp.	600	20,526
American Electric Power Co., Inc.	14,250	601,920
Consolidated Edison, Inc.	1,700	109,650
FirstEnergy Corp.	3,471	174,314
NextEra Energy, Inc.	8,014	568,192

Security Description	Shares	Value (Note 2)

Electric-Integrated (continued)
PG&E Corp.	6,004	$277,145
PPL Corp.	5,660	163,574

		1,915,321

Electronic Components-Misc. — 0.1%
Vishay Intertechnology, Inc.†	15,601	153,982

Electronic Components-Semiconductors — 1.2%
Altera Corp.	30,647	1,086,436
Broadcom Corp., Class A	11,816	400,326
Freescale Semiconductor, Ltd.†	18,512	197,523
Texas Instruments, Inc.	10,658	290,324

		1,974,609

Electronic Forms — 0.1%
Adobe Systems, Inc.†	2,872	88,687

Electronic Measurement Instruments — 0.1%
Itron, Inc.†	4,900	190,953

Electronic Security Devices — 0.9%
Tyco International, Ltd.	26,775	1,471,018

Engineering/R&D Services — 0.2%
Fluor Corp.	6,965	345,325

Enterprise Software/Service — 0.7%
BMC Software, Inc.†	800	31,680
Oracle Corp.	39,481	1,192,326

		1,224,006

Finance-Credit Card — 1.2%
American Express Co.	3,566	205,794
Discover Financial Services	25,600	920,576
Visa, Inc., Class A	6,918	892,906

		2,019,276

Finance-Investment Banker/Broker — 0.1%
TD Ameritrade Holding Corp.	11,689	186,089

Finance-Other Services — 0.5%
CME Group, Inc.	14,770	769,665
IntercontinentalExchange, Inc.†	970	127,283

		896,948

Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	2,800	42,028

Food-Misc./Diversified — 0.6%
Campbell Soup Co.	1,900	62,909
ConAgra Foods, Inc.	7,200	177,768
General Mills, Inc.	5,725	221,557
Kraft Foods, Inc., Class A	11,173	443,680

		905,914

Food-Retail — 0.2%
Kroger Co.	15,400	341,418

Gas-Distribution — 0.3%
AGL Resources, Inc.	695	28,148
Sempra Energy	7,405	521,386

		549,534

Hotels/Motels — 0.3%
Marriott International, Inc., Class A	6,900	251,298
Wyndham Worldwide Corp.	4,400	229,020

		480,318

80

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Instruments-Controls — 0.9%
Honeywell International, Inc.	24,702	$1,433,951

Insurance-Life/Health — 0.5%
Lincoln National Corp.	9,100	182,455
Protective Life Corp.	7,300	203,743
Prudential Financial, Inc.	7,835	378,274

		764,472

Insurance-Multi-line — 1.2%
ACE, Ltd.	11,493	844,735
Allstate Corp.	3,800	130,340
Assurant, Inc.	2,300	83,283
Hartford Financial Services Group, Inc.	9,639	158,562
MetLife, Inc.	22,346	687,586
XL Group PLC	3,400	70,210

		1,974,716

Insurance-Reinsurance — 0.2%
Axis Capital Holdings, Ltd.	3,689	121,221
Everest Re Group, Ltd.	2,530	257,301
Validus Holdings, Ltd.	800	26,024

		404,546

Internet Content-Entertainment — 0.0%
Zynga, Inc., Class A†	7,509	22,152

Internet Content-Information/News — 0.0%
LinkedIn Corp., Class A†	494	50,709

Internet Security — 0.1%
Symantec Corp.†	11,100	174,825

Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	12,674	655,499
Invesco, Ltd.	12,152	268,924

		924,423

Medical Products — 0.6%
Baxter International, Inc.	4,236	247,848
CareFusion Corp.†	7,943	193,889
Covidien PLC	11,159	623,565

		1,065,302

Medical-Biomedical/Gene — 1.9%
Amgen, Inc.	12,000	991,200
Biogen Idec, Inc.†	4,157	606,215
Celgene Corp.†	3,026	207,160
Gilead Sciences, Inc.†	13,900	755,187
Vertex Pharmaceuticals, Inc.†	13,050	633,056

		3,192,818

Medical-Drugs — 3.0%
Abbott Laboratories	2,183	144,755
Johnson & Johnson	9,981	690,885
Merck & Co., Inc.	43,315	1,913,223
Pfizer, Inc.	94,918	2,281,829

		5,030,692

Medical-Generic Drugs — 0.0%
Mylan, Inc.†	799	18,401

Medical-HMO — 1.1%
Humana, Inc.	9,293	572,449
UnitedHealth Group, Inc.	24,179	1,235,305
WellPoint, Inc.	1,600	85,264

		1,893,018

Security Description	Shares	Value (Note 2)

Medical-Hospitals — 0.1%
Community Health Systems, Inc.†	3,300	$81,213

Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	3,600	142,920
Cardinal Health, Inc.	7,676	330,759
McKesson Corp.	1,880	170,572

		644,251

Metal-Aluminum — 0.1%
Alcoa, Inc.	15,825	134,038

Metal-Copper — 0.5%
Freeport-McMoRan Copper & Gold, Inc.	24,895	838,215

Multimedia — 1.1%
Time Warner, Inc.	35,622	1,393,533
Viacom, Inc., Class B	10,400	485,784

		1,879,317

Networking Products — 0.5%
Cisco Systems, Inc.	47,496	757,561

Oil & Gas Drilling — 0.2%
Ensco PLC, Class A	4,897	266,054

Oil Companies-Exploration & Production — 1.9%
Anadarko Petroleum Corp.	3,607	250,470
Energy XXI Bermuda, Ltd.	6,700	208,906
EOG Resources, Inc.	7,364	721,746
Occidental Petroleum Corp.	19,432	1,691,167
Pioneer Natural Resources Co.	2,692	238,592
Southwestern Energy Co.†	3,098	103,008

		3,213,889

Oil Companies-Integrated — 3.5%
Chevron Corp.	14,070	1,541,790
ConocoPhillips	8,500	462,740
Exxon Mobil Corp.	31,528	2,738,207
Marathon Oil Corp.	22,100	584,987
Marathon Petroleum Corp.	3,354	158,644
Phillips 66	6,861	257,974

		5,744,342

Oil Field Machinery & Equipment — 0.1%
Cameron International Corp.†	2,082	104,662

Oil Refining & Marketing — 0.2%
Valero Energy Corp.	5,509	151,498
Western Refining, Inc.	8,600	202,358

		353,856

Oil-Field Services — 0.6%
Halliburton Co.	3,277	108,567
Schlumberger, Ltd.	12,135	864,740

		973,307

Paper & Related Products — 0.1%
International Paper Co.	5,900	193,579

Pipelines — 0.2%
Kinder Morgan, Inc.	5,905	211,458
Williams Cos., Inc.	5,261	167,247

		378,705

Printing-Commercial — 0.1%
R.R. Donnelley & Sons Co.	17,300	209,676

Publishing-Newspapers — 0.1%
Gannett Co., Inc.	12,700	179,197

81

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Real Estate Investment Trusts — 0.9%
CBL & Associates Properties, Inc.	10,700	$211,111
Extra Space Storage, Inc.	7,200	235,728
HCP, Inc.	2,800	132,188
Health Care REIT, Inc.	800	49,784
Hospitality Properties Trust	6,300	152,901
Host Hotels & Resorts, Inc.	15,000	220,200
LaSalle Hotel Properties	6,900	181,194
ProLogis, Inc.	3,700	119,621
Ventas, Inc.	3,500	235,375

		1,538,102

Retail-Apparel/Shoe — 0.2%
Foot Locker, Inc.	6,500	214,630
Lululemon Athletica, Inc.†	1,275	72,012
PVH Corp.	1,300	103,259

		389,901

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	583	218,759

Retail-Building Products — 0.9%
Home Depot, Inc.	22,156	1,156,100
Lowe’s Cos., Inc.	13,720	348,076

		1,504,176

Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	3,900	70,551

Retail-Discount — 0.4%
Target Corp.	4,844	293,789
Wal-Mart Stores, Inc.	5,050	375,871

		669,660

Retail-Drug Store — 0.4%
CVS Caremark Corp.	10,400	470,600
Walgreen Co.	3,394	123,406

		594,006

Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc.	1,600	105,776

Retail-Regional Department Stores — 0.6%
Dillard’s, Inc., Class A	2,900	189,167
Kohl’s Corp.	1,981	98,495
Macy’s, Inc.	21,000	752,640

		1,040,302

Retail-Restaurants — 0.3%
Brinker International, Inc.	6,500	210,665
Yum! Brands, Inc.	3,942	255,599

		466,264

Semiconductor Components-Integrated Circuits — 0.4%
Marvell Technology Group, Ltd.	4,248	47,832
QUALCOMM, Inc.	9,675	577,404

		625,236

Semiconductor Equipment — 0.4%
Lam Research Corp.†	16,671	573,649

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.†	5,100	198,849

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.†	3,015	52,853

Security Description	Shares/ Principal Amount	Value (Note 2)

Telephone-Integrated — 1.8%
AT&T, Inc.	30,630	$1,161,490
CenturyLink, Inc.	14,934	620,358
Verizon Communications, Inc.	27,554	1,243,788

		3,025,636

Television — 0.4%
CBS Corp., Class B	17,438	583,475

Therapeutics — 0.1%
Warner Chilcott PLC, Class A†	11,400	193,800

Tobacco — 1.0%
Altria Group, Inc.	4,100	147,477
Lorillard, Inc.	67	8,619
Philip Morris International, Inc.	16,880	1,543,507

		1,699,603

Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc.	1,800	120,402

Transport-Rail — 0.9%
CSX Corp.	32,986	756,699
Norfolk Southern Corp.	6,850	507,242
Union Pacific Corp.	1,360	166,750

		1,430,691

Web Portals/ISP — 0.5%
AOL, Inc.†	7,100	226,206
Google, Inc., Class A†	1,042	659,555

		885,761

X-Ray Equipment — 0.1%
Hologic, Inc.†	11,200	207,424

Total Common Stock (cost $88,392,998)		97,654,304

ASSET BACKED SECURITIES — 6.9%
Diversified Financial Services — 6.9%
American Home Mtg. Assets FRS Series 2006-2, Class 1A1 1.11% due 09/25/2046(3)	$81,402	41,921
Banc of America Alternative Loan Trust Series 2004-5, Class 4A1 5.00% due 06/25/2019(3)	68,189	68,904
Banc of America Merril Lynch Commercial Mtg., Inc. VRS Series 2006-2, Class A4 5.73% due 05/10/2045(4)	270,000	309,983
Banc of America Mtg. Securities, Inc. Series 2004-5, Class 3A2 4.75% due 06/25/2019(3)	32,472	33,527
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-PW14, Class AM 5.24% due 12/11/2038(3)	55,000	59,079
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW14, Class A4 5.20% due 12/11/2038(4)	150,000	171,317
Bear Stearns Commercial Mtg. Securities, Inc., VRS Series 2006-PW12, Class A4 5.72% due 09/11/2038(4)	115,000	131,682
BMW Vehicle Owner Trust Series 2011-A, Class A2 0.63% due 02/25/2014	97,070	97,152

82

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Citigroup Mtg. Loan Trust Series 2007-12 Class 2A1 6.50% due 10/25/2036*(3)	$287,914	$191,581
Citigroup Mtg. Loan Trust, Inc., FRS Series 2007-WFH2, Class A2 0.40% due 03/25/2037	80,249	79,366
Citimortgage Alternative Loan Trust Series 2007-A1, Class 1A7 6.00% due 01/25/2037(3)	262,312	192,700
Commercial Mtg. Pass Through Certs. Series 2011-FL1, Class A 2.47% due 07/17/2028*(4)	98,179	98,356
Commercial Mtg. Pass Through Certs. Series 2011-STRT, Class A 2.56% due 12/10/2024	170,000	170,466
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/2036(3)	518,248	371,265
Countrywide Alternative Loan Trust FRS Series 2006-OA9, Class 1A1 0.45% due 07/20/2046(3)	547,128	229,677
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-21, Class A2 5.50% due 10/25/2035(3)	113,254	106,779
Credit Suisse Mtg. Capital Certificates VRS Series 2004-AR8, Class 2A1 2.87% due 09/25/2034	84,953	84,280
DBUBS Mtg. Trust Series 2011-LC3A, Class A2 3.64% due 08/10/2044	150,000	163,287
First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF8, Class A2D 0.63% due 09/25/2035	142,784	140,288
First Franklin Mortgage Loan Asset Backed Certificates Series 2004-FF4, Class M1 1.10% due 06/25/2034	400,000	281,934
Greenwich Capital Commercial Funding Corp. Series 2003-C1, Class A4 4.11% due 07/05/2035(4)	233,405	237,089
Greenwich Capital Commerical Funding Corp., VRS Series 2005-GG3, Class A4 4.80% due 08/10/2042(4)	105,000	113,327
GS Mtg. Securities Corp II, Series 2006-GG8, Class A4 5.56% due 11/10/2039(4)	385,000	440,086
GS Mtg. Securities Corp. II VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(4)	1,000,000	1,121,676
GSAMP Trust FRS Series 2006-FM1, Class A2C 0.41% due 04/25/2036	437,023	278,219
Honda Auto Receivables Owner Trust Series 2011-3, Class A2 0.67% due 04/21/2014	211,739	212,054
HSBC Home Equity Loan Trust FRS Series 2006-1, Class A1 0.41% due 01/20/2036	269,638	253,218

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP2, Class ASB 4.66% due 07/15/2042(4)	$141,577	$147,028
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2004-CBX, Class A6 4.90% due 01/12/2037	105,000	113,064
LB-UBS Commercial Mtg. Trust Series 2005-C3, Class A5 4.74% due 07/15/2030(4)	110,000	119,872
LB-UBS Commercial Mtg. Trust VRS Series 2003-C8, Class A4 5.12% due 11/15/2032(4)	295,000	307,058
Lehman Brothers Floating Rate Commercial Mtg. Trust FRS Series 2006-LLFA, Class A2 0.37% due 09/15/2021*(4)	50,549	50,342
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/2037(3)	59,137	53,504
Merrill Lynch Mtg. Trust VRS Series 2005-CK11, Class A6 5.22% due 11/12/2037(4)	1,055,000	1,181,906
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A4 5.66% due 05/12/2039(4)	180,000	205,553
Merrill Lynch Mtg. Trust, VRS Series 2005-CIP1, Class A4 5.05% due 07/12/2038(4)	120,000	133,044
Morgan Stanley Capital I, Series 2006-IQ12 Class A4 5.33% due 12/15/2043(4)	265,000	303,004
Morgan Stanley Capital I, Inc. Series 2006-HQ10, Class A4 5.33% due 11/12/2041(4)	105,000	119,428
Morgan Stanley Re-REMIC Trust Series 2009-GG10, Class A4A 5.79% due 08/12/2045(4)	290,000	333,073
Option One Mtg. Loan Trust Series 2004-3, Class M2 0.82% due 11/25/2034	223,515	194,300
Option One Mtg. Loan Trust FRS Series 2007-6, Class 2A1 0.31% due 07/25/2037	49,885	48,529
Renaissance Home Equity Loan Trust Series 2005-2, Class AV3 0.62% due 08/25/2035	333,710	270,517
Residential Asset Mtg. Products, Inc. FRS Series 2005-RS4, Class M1 0.68% due 04/25/2035	145,000	135,861
Toyota Auto Receivables Owner Trust Series 2011-B, Class A2 0.53% due 04/15/2014	255,587	255,709
Volkswagen Auto Lease Trust Series 2011-A, Class A2 1.00% due 02/20/2014	103,651	103,928
Wachovia Bank Commercial Mtg. Trust Series 2006-C23, Class A4 5.42% due 01/15/2045(4)	260,000	289,870
Wachovia Bank Commercial Mtg. Trust Series 2006-C25, Class A4 5.74% due 05/15/2043(4)	100,000	114,223

83

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C17, Class A4 5.08% due 03/15/2042(4)	$115,000	$125,667
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C21, Class A4 5.22% due 10/15/2044(4)	81,299	90,497
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C25, Class A5 5.74% due 05/15/2043(4)	195,000	223,644
Wachovia Bank Commercial Mtg. Trust, Series 2005-C18, Class A4 4.94% due 04/15/2042(4)	80,000	87,600
Washington Mutual Mtg. Pass-Through Certificates Series 2006-5, Class 2CB1 6.00% due 07/25/2036(3)	163,551	107,472
Wells Fargo Home Equity Trust FRS Series 2006-1, Class A3 0.40% due 05/25/2036	57,555	56,800
Wells Fargo Home Equity Trust VRS Series 2004-2, Class AI6 5.00% due 10/25/2034	105,000	106,076
Wells Fargo Mtg. Backed Securities Trust Series 2005-2, Class 2A1 4.75% due 04/25/2020(3)	43,334	44,722
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/2037(3)	267,110	248,345
World Omni Auto Receivables Trust Series 2011-B, Class A2 0.65% due 08/15/2014	141,590	141,735

Total Asset Backed Securities (cost $11,902,626)		11,391,584

U.S. CORPORATE BONDS & NOTES — 8.3%
Aerospace/Defense — 0.0%
Lockheed Martin Corp. Senior Notes 4.85% due 09/15/2041	35,000	41,300

Auto-Cars/Light Trucks — 0.2%
Daimler Finance North America LLC Company Guar. Notes 1.24% due 04/10/2014	365,000	365,497

Auto/Truck Parts & Equipment-Original — 0.0%
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	25,000	26,719

Banks-Commercial — 0.4%
CIT Group, Inc. Company Guar. Notes 7.00% due 05/02/2016	145,000	145,725
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015	230,000	235,146
Wachovia Bank NA Sub. Notes 0.85% due 11/03/2014	195,000	192,115

		572,986

Security Description	Principal Amount	Value (Note 2)

Banks-Super Regional — 0.2%
Capital One Financial Corp. Senior Notes 4.75% due 07/15/2021	$30,000	$33,421
Wells Fargo & Co. Senior Notes 3.68% due 06/15/2016	300,000	326,003

		359,424

Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	45,000	47,248
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/2020	120,000	147,064
SABMiller Holdings, Inc. Company Guar. Notes 2.45% due 01/15/2017	200,000	208,351

		402,663

Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series B 9.25% due 12/15/2017	100,000	108,000
Discovery Communications LLC Company Guar. Notes 4.95% due 05/15/2042	20,000	22,170

		130,170

Cable/Satellite TV — 0.4%
Comcast Corp. Company Guar. Notes 6.30% due 11/15/2017	40,000	49,152
Comcast Corp. Company Guar. Notes 6.50% due 01/15/2017	65,000	78,637
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/2021	95,000	108,810
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	60,000	64,592
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019	160,000	186,000
Time Warner Cable, Inc. Company Guar. Notes 5.50% due 09/01/2041	125,000	145,833

		633,024

Casino Hotels — 0.1%
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	150,000	162,375
MGM Mirage, Inc. Senior Sec. Notes 9.00% due 03/15/2020	65,000	72,394

		234,769

84

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom — 0.0%
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018	$60,000	$70,050

Coal — 0.1%
Peabody Energy Corp. Company Guar. Notes 6.25% due 11/15/2021	150,000	148,125

Computers — 0.0%
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	20,000	22,483

Consumer Products-Misc. — 0.3%
Jarden Corp. Company Guar. Notes 7.50% due 01/15/2020	225,000	248,344
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.13% due 04/15/2019	100,000	106,250
Spectrum Brands, Inc. Senior Sec. Notes 9.50% due 06/15/2018	170,000	194,225

		548,819

Data Processing/Management — 0.1%
First Data Corp. Senior Sec. Notes 8.88% due 08/15/2020	195,000	213,525

Diversified Banking Institutions — 0.6%
Bank of America Corp. Senior Notes 3.63% due 03/17/2016	135,000	138,681
Bank of America Corp. Senior Notes 3.75% due 07/12/2016	15,000	15,536
Bank of America Corp. Senior Notes 4.50% due 04/01/2015	60,000	63,037
Bank of America Corp. Senior Notes 5.00% due 05/13/2021	15,000	16,169
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	20,000	22,080
Bank of America Corp. Senior Notes 5.88% due 02/07/2042	35,000	40,175
Citigroup, Inc. Sub. Notes 0.74% due 06/09/2016	165,000	146,054
Citigroup, Inc. Senior Notes 5.88% due 05/29/2037	45,000	50,977
Citigroup, Inc. Senior Notes 5.88% due 01/30/2042	40,000	46,050

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 6.38% due 08/12/2014	$65,000	$70,212
Goldman Sachs Group, Inc. Senior Notes 3.30% due 05/03/2015	115,000	116,997
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	45,000	50,492
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	75,000	81,901
Morgan Stanley Senior Notes 5.45% due 01/09/2017	120,000	123,817
Morgan Stanley Senior Notes 5.50% due 01/26/2020	80,000	80,047

		1,062,225

Diversified Financial Services — 0.1%
General Electric Capital Corp. Notes 2.30% due 04/27/2017	150,000	153,339
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	65,000	79,021

		232,360

Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 5.25% due 12/06/2017	40,000	47,250

Electric-Integrated — 0.5%
Carolina Power & Light Co. 1st. Mtg. Notes 4.10% due 05/15/2042	40,000	43,867
Dominion Resources, Inc. Senior Notes 5.20% due 08/15/2019	175,000	209,793
Entergy Arkansas, Inc. 1st. Mtg. Notes 3.75% due 02/15/2021	65,000	69,200
Nevada Power Co. Senior Notes 5.45% due 05/15/2041	60,000	76,983
Nisource Finance Corp. Bonds 5.80% due 02/01/2042	50,000	58,926
Oncor Electric Delivery Co., LLC Senior Sec. Notes 5.25% due 09/30/2040	45,000	49,817
PacifiCorp 1st. Mtg. Notes 2.95% due 02/01/2022	70,000	74,168
Southern Power Co. Senior Notes 5.15% due 09/15/2041	35,000	41,479
Xcel Energy, Inc. Senior Notes 4.70% due 05/15/2020	95,000	111,604

		735,837

85

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 7.38% due 05/01/2018	$125,000	$129,062

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 5.38% due 07/15/2040	85,000	111,990
Oracle Corp. Notes 6.50% due 04/15/2038	15,000	22,252

		134,242

Finance-Auto Loans — 0.2%
Ford Motor Credit Co. LLC Senior Notes 2.75% due 05/15/2015	200,000	201,597
Ford Motor Credit Co. LLC Senior Notes 3.00% due 06/12/2017	200,000	199,126

		400,723

Finance-Credit Card — 0.2%
American Express Credit Corp. Senior Notes 7.30% due 08/20/2013	275,000	293,616

Food-Misc./Diversified — 0.4%
Kraft Foods Group, Inc. Company Guar. Notes 1.63% due 06/04/2015	85,000	86,434
Kraft Foods, Inc. Senior Notes 5.38% due 02/10/2020	220,000	265,119
Kraft Foods, Inc. Senior Bonds 6.00% due 02/11/2013	230,000	236,418

		587,971

Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 7.00% due 05/15/2019	65,000	70,687

Gold Mining — 0.1%
Barrick North America Finance LLC Company Guar. Notes 4.40% due 05/30/2021	25,000	27,209
Barrick North America Finance LLC Company Guar. Notes 5.70% due 05/30/2041	45,000	53,670

		80,879

Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020	75,000	84,562

Insurance-Life/Health — 0.2%
Pricoa Global Funding I Senior Notes 5.40% due 10/18/2012	170,000	171,607
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/2019	85,000	105,590

		277,197

Security Description	Principal Amount	Value (Note 2)

Insurance-Multi-line — 0.1%
MetLife, Inc. Senior Notes 4.75% due 02/08/2021	$100,000	$113,545
Metropolitan Life Global Funding I Senior Sec. Notes 5.13% due 04/10/2013	100,000	103,080

		216,625

Machinery-Farming — 0.1%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/2017	70,000	82,075
Deere & Co. Senior Notes 3.90% due 06/09/2042	65,000	70,118

		152,193

Medical Labs & Testing Services — 0.1%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/2019	60,000	76,377

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 5.65% due 06/15/2042	20,000	23,463
Gilead Sciences, Inc. Senior Notes 4.50% due 04/01/2021	65,000	74,034

		97,497

Medical-Drugs — 0.2%
Abbott Laboratories Senior Notes 5.30% due 05/27/2040	20,000	26,626
Bristol-Myers Squibb Co. Senior Notes 2.00% due 08/01/2022	65,000	64,012
Bristol-Myers Squibb Co. Senior Notes 3.25% due 08/01/2042	40,000	38,368
Pfizer, Inc. Senior Notes 7.20% due 03/15/2039	30,000	48,536
Valeant Pharmaceuticals International Company Guar. Notes 7.25% due 07/15/2022	205,000	211,662

		389,204

Medical-Generic Drugs — 0.1%
Mylan, Inc. Senior Notes 7.88% due 07/15/2020	200,000	227,500

Medical-HMO — 0.0%
UnitedHealth Group, Inc. Senior Notes 5.70% due 10/15/2040	50,000	63,100

Medical-Hospitals — 0.1%
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	145,000	162,762

86

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Multimedia — 0.1%
News America, Inc. Company Guar. Bonds 6.40% due 12/15/2035	$30,000	$37,531
Time Warner, Inc. Company Guar. Bonds 6.25% due 03/29/2041	40,000	50,297

		87,828

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 5.50% due 01/15/2040	80,000	106,534

Office Automation & Equipment — 0.1%
Xerox Corp. Senior Notes 4.50% due 05/15/2021	80,000	83,416

Oil Companies-Exploration & Production — 0.3%
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/2017	140,000	167,932
Apache Corp. Senior Notes 4.75% due 04/15/2043	55,000	64,999
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	80,000	84,020
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	200,000	217,000
Petrohawk Energy Corp. Company Guar. Notes 7.88% due 06/01/2015	35,000	36,400

		570,351

Oil Companies-Integrated — 0.1%
ConocoPhillips Company Guar. Notes 6.50% due 02/01/2039	30,000	43,844
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	35,000	42,570
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022*	100,000	109,423

		195,837

Pharmacy Services — 0.1%
Aristotle Holding, Inc. Company Guar. Notes 4.75% due 11/15/2021	190,000	216,925

Pipelines — 0.3%
DCP Midstream LLC Senior Notes 9.75% due 03/15/2019	55,000	70,850
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	90,000	102,540

Security Description	Principal Amount	Value (Note 2)

Pipelines (continued)
Enterprise Products Operating LLC Company Guar. Notes 5.70% due 02/15/2042	$50,000	$58,206
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/2041	20,000	24,581
Kinder Morgan Energy Partners LP Senior Notes 6.95% due 01/15/2038	80,000	100,426
Oneok Partners LP Company Guar. Notes 3.25% due 02/01/2016	70,000	73,551
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 5.75% due 01/15/2020	85,000	101,251

		531,405

Private Corrections — 0.1%
Geo Group, Inc. Company Guar. Notes 6.63% due 02/15/2021	195,000	205,237

Real Estate Investment Trusts — 0.1%
ERP Operating LP Bonds 4.63% due 12/15/2021	30,000	33,940
HCP, Inc. Senior Notes 5.38% due 02/01/2021	70,000	81,302
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.25% due 03/01/2022	55,000	59,166

		174,408

Rental Auto/Equipment — 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 8.25% due 01/15/2019	215,000	230,856
UR Merger Sub Corp. Company Guar. Notes 7.63% due 04/15/2022	205,000	218,069

		448,925

Retail-Building Products — 0.1%
Lowe’s Cos., Inc. Senior Notes 3.12% due 04/15/2022	45,000	47,413
Lowe’s Cos., Inc. Senior Notes 4.65% due 04/15/2042	60,000	68,716

		116,129

Retail-Discount — 0.1%
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/2041	60,000	83,788

Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 5.75% due 05/15/2041	35,000	44,844
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/2032	76,111	97,909

		142,753

87

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	$175,000	$195,344

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co. Company Guar. Notes 8.25% due 08/15/2020	125,000	136,250

Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 6.30% due 01/15/2038	150,000	199,240
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	205,000	203,975
Verizon Communications, Inc. Senior Notes 2.00% due 11/01/2016	95,000	98,869
Verizon Communications, Inc. Senior Notes 4.60% due 04/01/2021	60,000	71,194
Verizon Communications, Inc. Senior Notes 6.35% due 04/01/2019	40,000	50,972
Windstream Corp. Company Guar. Notes 7.75% due 10/01/2021	100,000	107,000
Windstream Corp. Company Guar. Notes 8.13% due 09/01/2018	90,000	96,075

		827,325

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 4.75% due 05/05/2021	40,000	46,899
Philip Morris International, Inc. Senior Notes 4.38% due 11/15/2041	70,000	78,402
Philip Morris International, Inc. Senior Notes 5.65% due 05/16/2018	30,000	36,824

		162,125

Toys — 0.0%
Mattel, Inc. Senior Notes 2.50% due 11/01/2016	65,000	67,944

Transport-Rail — 0.1%
Burlington Northern Santa Fe Senior Notes 3.60% due 09/01/2020	110,000	119,302
Transport-Rail (continued)
CSX Corp. Senior Notes 4.75% due 05/30/2042	35,000	38,732

		158,034

Total U.S. Corporate Bonds & Notes (cost $12,849,764)		13,801,981

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 1.6%
Banks-Commercial — 0.5%
HSBC Bank PLC Senior Notes 3.10% due 05/24/2016	$275,000	$287,111
Standard Chartered PLC Senior Notes 5.50% due 11/18/2014	200,000	217,380
Svenska Handelsbanken AB Senior Notes 4.88% due 06/10/2014	235,000	249,100
The Royal Bank of Scotland PLC Bank Guar. Notes 4.88% due 03/16/2015	100,000	105,228

		858,819

Banks-Money Center — 0.0%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect Bank Guar. Notes 3.38% due 01/19/2017	65,000	68,520

Cellular Telecom — 0.1%
America Movil SAB de CV Company Guar. Notes 2.38% due 09/08/2016	200,000	206,307

Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 8.25% due 11/01/2019	130,000	136,825
Vale Overseas, Ltd. Company Guar. Notes 4.38% due 01/11/2022	55,000	57,487

		194,312

Diversified Operations — 0.1%
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/2017	200,000	210,976

Electric-Integrated — 0.1%
PPL WEM Holdings PLC Senior Notes 5.38% due 05/01/2021	105,000	116,048

Medical-Drugs — 0.2%
GlaxoSmithKline Capital PLC Company Guar. Notes 2.85% due 05/08/2022	155,000	162,553
Teva Pharmaceutical Finance Co. BV Company Guar. Notes 2.40% due 11/10/2016	125,000	131,293

		293,846

Multimedia — 0.2%
NBCUniversal Media LLC Senior Notes 4.38% due 04/01/2021	275,000	310,807

Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	70,000	84,213

88

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated — 0.1%
Suncor Energy, Inc. Senior Notes 6.10% due 06/01/2018	$85,000	$103,415
Suncor Energy, Inc. Senior Notes 6.50% due 06/15/2038	45,000	58,671

		162,086

Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020	90,000	96,075

Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 3.25% due 06/07/2022*	70,000	71,661

Total Foreign Corporate Bonds & Notes (cost $2,508,871)		2,673,670

FOREIGN GOVERNMENT AGENCIES — 0.1%
Sovereign — 0.1%
Kingdom of Bahrain Notes 6.13% due 07/05/2022	200,000	200,000

(cost $200,437)
U.S. GOVERNMENT AGENCIES — 11.3%
Federal Home Loan Mtg. Corp. — 2.6%
1.75% due 05/30/2019	205,000	212,276
3.50% due 05/01/2042	153,516	162,828
4.00% due August TBA	1,170,000	1,250,986
4.50% due August TBA	960,000	1,032,300
5.00% due 03/01/2019	37,995	41,060
5.00% due August TBA	750,000	812,813
5.13% due 10/18/2016	245,000	289,102
5.37% due 06/01/2037	20,790	22,566
5.42% due 07/01/2037	38,054	41,323
5.50% due 07/01/2034	135,797	149,301
5.50% due August TBA	150,000	163,734
5.50% due 06/01/2037	156,151	169,259
5.58% due 06/01/2037	16,320	17,705
6.50% due 05/01/2016	1,616	1,626

		4,366,879

Federal National Mtg. Assoc. — 5.9%
2.50% due August TBA	440,000	457,737
3.00% due 05/01/2027	256,036	271,321
3.00% due August 30 TBA	250,000	260,039
3.00% due August 15 TBA	980,000	1,033,134
3.50% due 08/01/2041	1,110,000	1,177,641
3.50% due 03/01/2042	57,618	61,548
4.00% due 11/01/2041	697,814	749,175
4.00% due August TBA	350,000	375,102
4.50% due 08/01/2041	440,000	475,819
4.50% due 09/01/2041	520,685	564,897
4.50% due August TBA	500,000	538,125
4.63% due 05/01/2013	480,000	494,841
4.88% due 12/15/2016	290,000	341,477
5.00% due 03/01/2018	51,117	55,537
5.00% due 04/01/2018	15,117	16,476
5.00% due 07/01/2018	51,732	56,204

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
5.00% due 08/01/2018	$23,251	$25,261
5.00% due 06/01/2019	42,454	46,124
5.00% due 09/01/2041	508,762	562,897
5.00% due August TBA	360,000	390,840
5.25% due 08/01/2012	365,000	365,000
5.50% due 10/01/2017	126,188	136,584
5.50% due 11/01/2017	31,845	34,732
5.50% due 04/01/2037	514,296	568,895
5.50% due 09/01/2041	20,000	21,931
6.00% due 08/01/2017	45,100	48,750
6.00% due 05/01/2038	155,803	172,235
6.50% due 10/01/2039	171,753	195,815
6.50% due August TBA	180,000	202,894
Federal National Mtg. Assoc. FRS REMIC Series 2003-35, Class DF 0.65% due 02/25/2033	2,451	2,452
Federal National Mtg. Assoc. REMIC Series 2010-116, Class BI 5.00% due 08/25/2020	372,038	38,796
Series 2006-59, Class DC
6.50% due 12/25/2033	50,688	51,238

		9,793,517

Government National Mtg. Assoc. — 2.6%
3.00% due August TBA	10,000	10,552
3.50% due August TBA	530,000	575,050
4.00% due 07/20/2034	120,000	133,682
4.00% due 10/20/2040	103,258	113,958
4.00% due 11/20/2040	233,970	258,218
4.00% due August TBA	460,000	504,994
4.50% due 05/15/2039	197,030	218,272
4.50% due 07/15/2040	127,104	140,490
4.50% due 07/20/2040	78,215	87,168
4.50% due 10/20/2040	839,754	935,888
5.00% due 10/20/2039	692,726	773,581
5.50% due 01/15/2034	333,524	375,214
7.50% due 01/15/2032	73,258	90,069

		4,217,136

Tennessee Valley Authority — 0.2%
4.65% due 06/15/2035	248,000	299,654

Total U.S. Government Agencies (cost $18,227,116)		18,677,186

U.S. GOVERNMENT TREASURIES — 9.7%
United States Treasury Bonds — 1.5%
3.13% due 11/15/2041	216,000	240,840
3.13% due 02/15/2042	541,000	602,877
3.75% due 08/15/2041	485,000	605,719
4.38% due 05/15/2041	415,000	573,348
4.75% due 02/15/2041	63,000	92,010
5.38% due 02/15/2031	241,000	358,450

		2,473,244

United States Treasury Notes — 8.2%
0.25% due 04/30/2014	1,645,000	1,645,707
0.25% due 05/31/2014	750,000	750,381
0.25% due 02/15/2015	1,265,000	1,264,901
0.25% due 07/15/2015	129,000	128,849
0.38% due 03/15/2015	855,000	857,472
0.63% due 05/31/2017	455,000	456,102
0.75% due 06/30/2017	75,000	75,580

89

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
0.88% due 04/30/2017	$1,493,000	$1,514,346
1.00% due 03/31/2017	795,000	811,211
1.00% due 06/30/2019	3,864,000	3,871,546
1.75% due 05/15/2022	715,000	731,870
4.00% due 02/15/2014	1,300,000	1,375,258

		13,483,223

Total U.S. Government Treasuries (cost $15,738,822)		15,956,467

MUNICIPAL BONDS & NOTES — 0.4%
California State General Obligation Bonds 7.55% due 04/01/2039	115,000	153,620
Illinois State General Obligation Bonds 5.10% due 06/01/2033	130,000	125,256
New Jersey State Turnpike Authority Revenue Bonds 7.10% due 01/01/2041	110,000	160,576
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/2040	110,000	165,963

Total Municipal Bonds & Notes (cost $559,671)		605,415

Total Long-Term Investment Securities (cost $150,380,305)		160,960,607

SHORT-TERM INVESTMENT SECURITIES — 5.5%
U.S. Government Agencies — 3.0%
Federal Home Loan Bank Disc. Notes 0.10% due 10/10/2012	5,000,000	4,999,030

U.S. Government Treasuries — 2.5%
United States Treasury Bills
0.03% due 09/06/2012	55,000	54,993
0.04% due 09/13/2012	4,000,000	3,999,617

		4,054,610

Total Short-Term Investment Securities (cost $9,053,313)		9,053,640

REPURCHASE AGREEMENT — 2.9%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01% dated 07/31/2012 to be repurchased 08/01/2012 in the amount of $4,759,001 and collateralized by $4,610,000 of United States Treasury Notes, bearing interest at 2.38% due 10/31/2014 and having approximate value of $4,857,788 (cost $4,759,000)	4,759,000	4,759,000

TOTAL INVESTMENTS (cost $164,192,618)(1)	105.7%	174,773,247
Liabilities in excess of other assets	(5.7)	(9,412,957)

NET ASSETS	100.0%	$165,360,290

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2012, the aggregate value of these securities was $521,363 representing 0.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 3 for cost of investments on a tax basis.
(2)	Consists of more than one type of securities traded together as a unit
(3)	Collateralized Mortgage Obligation
(4)	Commercial Mortgage Backed Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rate shown on FRS and VRS are the current rates at July 31, 2012. The dates shown on debt obligations are the original maturity dates

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate Principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

90

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2012	Unrealized Appreciation (Depreciation)
37	Long	S&P 500 E Mini Index Futures	September 2012	$2,490,294	$2,543,010	$52,716
56	Long	U.S. Treasury 2YR Notes	September 2012	12,334,963	12,354,125	19,164
6	Long	U.S. Treasury 5YR Notes	September 2012	744,319	748,687	4,368
12	Short	U.S. Treasury 10YR Notes	September 2012	1,595,549	1,615,875	(20,326)
8	Long	U.S. Treasury 30YR Bonds	September 2012	1,173,082	1,208,250	35,168

						91,090

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$97,654,304	$—	$—	$97,654,304
Asset Backed Securities	—	11,391,584	—	11,391,584
U.S. Corporate Bonds & Notes	—	13,801,981	—	13,801,981
Foreign Corporate Bonds & Notes	—	2,673,670	—	2,673,670
Foreign Government Agencies	—	200,000	—	200,000
U.S. Government Agencies	—	18,677,186	—	18,677,186
U.S. Government Treasuries	—	15,956,467	—	15,956,467
Municipal Bonds & Notes	—	605,415	—	605,415
Short-Term Investment Securities:
U.S. Government Agencies	—	4,999,030	—	4,999,030
U.S Government Treasuries	—	4,054,610	—	4,054,610
Repurchase Agreement	—	4,759,000	—	4,759,000
Other Financial Instruments@
Open Futures Contracts — Appreciation	111,416	—	—	111,416

Total	$97,765,720	$77,118,943	$—	$174,884,663

LIABILITIES:
Other Financial Instruments@
Open Futures Contracts — Depreciation	$20,326	$—	$—	$20,326

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Level 1 and Level 2 and no material transfers between Level 2 and Level 3.

See Notes to Financial Statements

91

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO PROFILE — July 31, 2012 — (unaudited)

Industry Allocation*

United States Treasury Notes	10.2%
Federal National Mtg. Assoc.	6.6
Medical-Drugs	4.4
Diversified Banking Institutions	4.0
Oil Companies-Integrated	3.8
Federal Home Loan Mtg. Corp.	3.4
Tobacco	3.0
Oil Companies-Exploration & Production	3.0
United States Treasury Bonds	2.6
Diversified Manufacturing Operations	2.5
Government National Mtg. Assoc.	2.4
Diversified Financial Services	2.3
Food-Misc./Diversified	2.2
Banks-Super Regional	2.1
Multimedia	2.1
Aerospace/Defense	2.0
Chemicals-Diversified	1.9
Telephone-Integrated	1.8
Commercial Paper	1.7
Insurance-Multi-line	1.7
Banks-Fiduciary	1.5
Computer Services	1.4
Electric-Integrated	1.4
Retail-Discount	1.3
Aerospace/Defense-Equipment	1.3
Cellular Telecom	1.2
Insurance-Property/Casualty	1.1
Retail-Drug Store	1.1
Cable/Satellite TV	1.1
Instruments-Controls	1.0
Investment Management/Advisor Services	1.0
Enterprise Software/Service	1.0
Banks-Commercial	0.9
Medical Products	0.9
Beverages-Wine/Spirits	0.9
Auto/Truck Parts & Equipment-Original	0.9
Commercial Services-Finance	0.8
Medical Instruments	0.8
Insurance-Life/Health	0.7
Real Estate Investment Trusts	0.7
Pipelines	0.6
Finance-Credit Card	0.6
Advertising Agencies	0.6
Sovereign	0.6
Instruments-Scientific	0.6
Electronic Security Devices	0.6
Transport-Services	0.6
Beverages-Non-alcoholic	0.6
Insurance Brokers	0.5
Tools-Hand Held	0.5
Cosmetics & Toiletries	0.4
Electronic Components-Semiconductors	0.4
Retail-Regional Department Stores	0.4
Toys	0.4
Networking Products	0.4
Medical Labs & Testing Services	0.4
Transport-Rail	0.3
Applications Software	0.3
Small Business Administration	0.3
Auto-Cars/Light Trucks	0.3
Oil & Gas Drilling	0.3

Data Processing/Management	0.3%
Food-Retail	0.3
Computers	0.2
Retail-Auto Parts	0.2
Retail-Office Supplies	0.2
Metal Processors & Fabrication	0.2
Brewery	0.2
Engineering/R&D Services	0.2
Electric-Transmission	0.2
Medical-Wholesale Drug Distribution	0.2
Investment Companies	0.2
Soap & Cleaning Preparation	0.2
Machinery-Construction & Mining	0.2
Banks-Special Purpose	0.2
Municipal Bonds	0.2
Finance-Auto Loans	0.2
SupraNational Banks	0.2
Property Trust	0.2
Rental Auto/Equipment	0.1
Oil-Field Services	0.1
Medical-Generic Drugs	0.1
Pharmacy Services	0.1
Independent Power Producers	0.1
Medical-HMO	0.1
Finance-Investment Banker/Broker	0.1
Food-Confectionery	0.1
Banks-Money Center	0.1
Television	0.1
Electric-Generation	0.1
U.S. Government Treasuries	0.1
Metal-Iron	0.1
Diversified Minerals	0.1
Banks-Mortgage	0.1
Sovereign Agency	0.1

99.8%

*	Calculated as a percentage of net assets

92

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 59.2%
Advertising Agencies — 0.6%
Omnicom Group, Inc.	79,250	$3,976,765

Aerospace/Defense — 1.9%
Lockheed Martin Corp.	110,160	9,833,983
Northrop Grumman Corp.	35,410	2,344,142

		12,178,125

Aerospace/Defense-Equipment — 1.2%
United Technologies Corp.	100,940	7,513,974

Applications Software — 0.3%
Check Point Software Technologies, Ltd.†	21,600	1,049,112
Microsoft Corp.	36,780	1,083,907

		2,133,019

Auto-Cars/Light Trucks — 0.1%
General Motors Co.†	32,360	637,816

Auto/Truck Parts & Equipment-Original — 0.9%
Delphi Automotive PLC†	69,560	1,974,808
Johnson Controls, Inc.	139,650	3,442,373

		5,417,181

Banks-Commercial — 0.1%
Zions Bancorporation	45,470	827,554

Banks-Fiduciary — 1.4%
Bank of New York Mellon Corp.	271,502	5,777,563
State Street Corp.	84,590	3,415,744

		9,193,307

Banks-Super Regional — 1.7%
PNC Financial Services Group, Inc.	41,730	2,466,243
SunTrust Banks, Inc.	43,510	1,029,011
Wells Fargo & Co.	218,760	7,396,276

		10,891,530

Beverages-Non-alcoholic — 0.6%
Coca-Cola Enterprises, Inc.	5,340	156,569
PepsiCo, Inc.	46,710	3,397,218

		3,553,787

Beverages-Wine/Spirits — 0.9%
Diageo PLC	205,426	5,497,858

Cable/Satellite TV — 0.8%
Comcast Corp., Special Class A	149,990	4,789,181

Cellular Telecom — 0.9%
Vodafone Group PLC	2,077,557	5,947,827

Chemicals-Diversified — 1.9%
Air Products & Chemicals, Inc.	44,440	3,574,309
Bayer AG	12,932	985,082
Celanese Corp., Series A	28,760	1,096,619
E.I. du Pont de Nemours & Co.	19,590	973,623
PPG Industries, Inc.	47,380	5,186,215

		11,815,848

Commercial Services-Finance — 0.8%
Mastercard, Inc., Class A	2,328	1,016,335
Moody’s Corp.	22,930	929,353
Western Union Co.	172,150	3,000,574

		4,946,262

Security Description	Shares	Value (Note 2)

Computer Services — 1.4%
Accenture PLC, Class A	66,180	$3,990,654
International Business Machines Corp.	26,230	5,140,555

		9,131,209

Computers — 0.2%
Hewlett-Packard Co.	87,000	1,586,880

Cosmetics & Toiletries — 0.4%
Procter & Gamble Co.	43,724	2,821,947

Data Processing/Management — 0.3%
Dun & Bradstreet Corp.	13,270	1,064,121
Fiserv, Inc.†	11,740	823,326

		1,887,447

Diversified Banking Institutions — 3.3%
Bank of America Corp.	278,380	2,043,309
Goldman Sachs Group, Inc.	64,270	6,484,843
JPMorgan Chase & Co.	345,950	12,454,200

		20,982,352

Diversified Manufacturing Operations — 2.5%
3M Co.	70,770	6,456,347
Danaher Corp.	129,410	6,834,142
Eaton Corp.	62,860	2,755,783

		16,046,272

Electric-Integrated — 1.0%
PG&E Corp.	46,490	2,145,978
PPL Corp.	74,820	2,162,298
Public Service Enterprise Group, Inc.	53,200	1,768,368

		6,076,644

Electronic Components-Semiconductors — 0.4%
Intel Corp.	69,960	1,797,972
Microchip Technology, Inc.	28,790	961,010

		2,758,982

Electronic Security Devices — 0.6%
Tyco International, Ltd.	69,180	3,800,749

Engineering/R&D Services — 0.2%
Fluor Corp.	21,600	1,070,928

Enterprise Software/Service — 1.0%
Oracle Corp.	202,870	6,126,674

Finance-Credit Card — 0.5%
American Express Co.	17,900	1,033,009
Visa, Inc., Class A	17,340	2,238,074

		3,271,083

Food-Confectionery — 0.1%
J.M. Smucker Co.	8,970	688,896

Food-Misc./Diversified — 2.2%
Danone	53,474	3,255,507
General Mills, Inc.	112,240	4,343,688
Kellogg Co.	17,600	839,520
Nestle SA	86,532	5,322,387

		13,761,102

Food-Retail — 0.2%
Kroger Co.	43,560	965,725

Independent Power Producers — 0.1%
NRG Energy, Inc.	40,330	799,341

93

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Instruments-Controls — 1.0%
Honeywell International, Inc.	110,310	$6,403,495

Instruments-Scientific — 0.6%
Thermo Fisher Scientific, Inc.	69,690	3,879,642

Insurance Brokers — 0.5%
Aon PLC	68,100	3,350,520

Insurance-Life/Health — 0.7%
Prudential Financial, Inc.	94,880	4,580,806

Insurance-Multi-line — 1.6%
ACE, Ltd.	68,970	5,069,295
MetLife, Inc.	166,530	5,124,128

		10,193,423

Insurance-Property/Casualty — 0.9%
Chubb Corp.	20,190	1,467,611
Travelers Cos., Inc.	71,690	4,491,379

		5,958,990

Investment Management/Advisor Services — 1.0%
BlackRock, Inc.	20,253	3,448,276
Franklin Resources, Inc.	24,420	2,807,079

		6,255,355

Medical Instruments — 0.8%
Medtronic, Inc.	54,710	2,156,668
St. Jude Medical, Inc.	74,290	2,775,475

		4,932,143

Medical Labs & Testing Services — 0.2%
Quest Diagnostics, Inc.	18,020	1,052,909

Medical Products — 0.7%
Becton, Dickinson and Co.	28,150	2,131,236
Covidien PLC	41,510	2,319,579

		4,450,815

Medical-Drugs — 4.4%
Abbott Laboratories	91,490	6,066,702
Johnson & Johnson	126,320	8,743,870
Merck & Co., Inc.	45,640	2,015,919
Pfizer, Inc.	434,435	10,443,817
Roche Holding AG	5,783	1,026,523

		28,296,831

Medical-HMO — 0.1%
Aetna, Inc.	21,960	791,878

Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	28,670	1,138,199

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	9,260	1,440,486

Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	10,050	410,944

Multimedia — 1.8%
Viacom, Inc., Class B	102,530	4,789,176
Walt Disney Co.	131,940	6,483,532

		11,272,708

Networking Products — 0.4%
Cisco Systems, Inc.	143,920	2,295,524

Oil & Gas Drilling — 0.3%
Transocean, Ltd.	40,400	1,891,932

Security Description	Shares	Value (Note 2)

Oil Companies-Exploration & Production — 2.7%
Anadarko Petroleum Corp.	30,130	$2,092,227
Apache Corp.	49,310	4,246,577
EOG Resources, Inc.	11,790	1,155,538
EQT Corp.	22,170	1,250,388
Noble Energy, Inc.	30,290	2,648,255
Occidental Petroleum Corp.	62,750	5,461,132

		16,854,117

Oil Companies-Integrated — 3.0%
Chevron Corp.	70,021	7,672,901
Exxon Mobil Corp.	129,096	11,211,988

		18,884,889

Oil-Field Services — 0.1%
Schlumberger, Ltd.	12,100	862,246

Pipelines — 0.3%
Williams Cos., Inc.	65,910	2,095,279

Publishing-Books — 0.0%
McGraw-Hill Cos., Inc.	500	23,480

Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc.	22,350	1,567,852

Retail-Discount — 0.9%
Target Corp.	95,370	5,784,190

Retail-Drug Store — 1.0%
CVS Caremark Corp.	93,508	4,231,237
Walgreen Co.	52,410	1,905,628

		6,136,865

Retail-Office Supplies — 0.2%
Staples, Inc.	119,320	1,520,137

Retail-Regional Department Stores — 0.4%
Kohl’s Corp.	50,650	2,518,318

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.†	3,885	151,476

Soap & Cleaning Preparation — 0.2%
Reckitt Benckiser Group PLC	18,719	1,029,255

Telephone-Integrated — 1.5%
AT&T, Inc.	215,040	8,154,317
CenturyLink, Inc.	28,135	1,168,728

		9,323,045

Tobacco — 2.9%
Altria Group, Inc.	34,170	1,229,095
Lorillard, Inc.	24,060	3,095,078
Philip Morris International, Inc.	156,520	14,312,189

		18,636,362

Tools-Hand Held — 0.5%
Stanley Black & Decker, Inc.	44,074	2,948,110

Toys — 0.4%
Hasbro, Inc.	68,410	2,450,446

Transport-Rail — 0.3%
Canadian National Railway Co.	14,680	1,293,014
Union Pacific Corp.	7,250	888,923

		2,181,937

Transport-Services — 0.6%
United Parcel Service, Inc., Class B	49,370	3,732,866

Total Common Stock (cost $307,907,826)		376,393,735

94

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

CONVERTIBLE PREFERRED STOCK — 0.2%
Auto-Cars/Light Trucks — 0.1%
General Motors Co., Series B 4.75%	22,620	$757,091

Electric-Integrated — 0.1%
PPL Corp. 9.50%	6,710	364,689

Total Convertible Preferred Stock (cost $1,466,500)		1,121,780

PREFERRED STOCK — 0.0%
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. 7.50% (cost $241,111)	4,800	253,200

ASSET BACKED SECURITIES — 2.2%
Diversified Financial Services — 2.2%
Anthracite CDO I, Ltd. FRS Series 2002, Class CIBA 0.70% due 05/24/2017*(1)	$313,825	304,410
Bayview Financial Revolving Mtg. Loan Trust FRS Series 2005-E, Class M1 1.85% due 12/28/2040*(2)	568,920	366,874
Capital Trust Re CDO, Ltd. Series 2005-3A, Class A2 5.16% due 06/25/2035*(1)	619,729	625,183
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.89% due 06/10/2017(3)	700,000	814,144
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 06/10/2017(3)	500,000	560,850
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C5, Class A4 5.70% due 09/15/2040(3)	1,116,407	1,233,778
Federal National Mtg. Assoc. Series 2011-M7, Class A2 2.58% due 09/25/2018(4)	412,000	436,593
FHLMC Multifamily Structured Pass Through Certs. Series K705, Class A2 2.30% due 09/25/2018(4)	107,530	112,651
FHLMC Multifamily Structured Pass Through Certs. Series K704, Class A2 2.41% due 08/25/2018(4)	279,000	293,685
FHLMC Multifamily Structured Pass Through Certs. Series K702, Class A2 3.15% due 02/25/2018(4)	71,000	77,427
FHLMC Multifamily Structured Pass Through Certs. Series K009, Class A2 3.81% due 08/25/2020(4)	647,000	728,955
FHLMC Multifamily Structured Pass Through Certs. VRS Series K701, Class A2 3.88% due 11/25/2017(4)	197,389	221,310
FHLMC Multifamily Structured Pass Through Certs. Series K003, Class A5 5.09% due 03/25/2019(4)	793,000	938,335

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
GMAC Mtg. Corp. Loan Trust VRS Series 2006-HE3, Class A3 5.81% due 10/25/2036	$352,087	$277,445
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class AM 5.48% due 03/10/2039(3)	1,725,000	1,751,356
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP2, Class AM 4.78% due 07/15/2042(3)	765,000	821,095
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-CB12, Class AM 4.95% due 09/12/2037(3)	800,000	865,099
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2004-C2, Class A3 5.21% due 05/15/2041(3)	192,837	204,329
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2006-LDP6, Class A4 5.48% due 04/15/2043(3)	170,000	191,336
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2007-LD12, Class A3 5.98% due 02/15/2051(3)	600,000	638,369
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.81% due 06/12/2050(3)	1,323,511	1,441,139
Morgan Stanley Capital I, Inc. VRS Series 1998-HF2, Class X 1.18% due 11/15/2030*(3)(5)	1,773,935	42,457
RAAC Series VRS Series 2004-SP3, Class AI3 4.97% due 09/25/2034(4)	99,885	100,270
Residential Funding Mtg. Securities II, Inc. VRS Series 2005-HS2, Class AI3 5.32% due 12/25/2035	669,000	402,379
Spirit Master Funding LLC Pass Through Series 2005-1, Class A1 5.05% due 07/20/2023*(2)(3)	574,033	522,370

Total Asset Backed Securities (cost $13,674,457)		13,971,839

U.S. CORPORATE BONDS & NOTES — 6.4%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/2015*	444,000	484,651

Aerospace/Defense-Equipment — 0.1%
United Technologies Corp. Senior Notes 3.10% due 06/01/2022	260,000	279,621

Banks-Fiduciary — 0.1%
UBS Preferred Funding Trust V FRS Jr. Sub. Bonds 6.24% due 05/15/2016(6)	690,000	676,200

95

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional — 0.4%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	$720,000	$807,979
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/2017	600,000	680,688
Wachovia Corp. Sub. Notes 5.25% due 08/01/2014	565,000	606,258
Wells Fargo & Co. Senior Notes 2.10% due 05/08/2017	620,000	634,819

		2,729,744

Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/2039	660,000	1,116,761
Molson Coors Brewing Co. Company Guar. Notes 5.00% due 05/01/2042	219,000	259,877

		1,376,638

Cable/Satellite TV — 0.3%
Cox Communications, Inc. Notes 4.63% due 06/01/2013	708,000	731,730
DIRECTV Holdings LLC/DIRECTV Financing Co, Inc. Company Guar. Notes 4.60% due 02/15/2021	800,000	893,176

		1,624,906

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/2040*	240,000	263,745
Crown Castle Towers LLC Senior Sec. Notes 6.11% due 01/15/2040*	454,000	534,633

		798,378

Chemicals-Specialty — 0.0%
Ecolab, Inc. Senior Notes 5.50% due 12/08/2041	100,000	125,160

Diversified Banking Institutions — 0.6%
Bank of America Corp. Senior Notes 7.38% due 05/15/2014	325,000	352,633
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	460,000	559,655
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	598,000	622,969
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	772,000	818,235
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	770,000	926,727

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 6.63% due 04/01/2018	$720,000	$770,530

		4,050,749

Diversified Financial Services — 0.1%
General Electric Capital Corp. Senior Notes 5.45% due 01/15/2013	203,000	207,646
ZFS Finance USA Trust V FRS Jr. Sub. Bonds 6.50% due 05/09/2037*	474,000	476,370

		684,016

E-Commerce/Products — 0.0%
eBay, Inc. Senior Notes 1.35% due 07/15/2017	180,000	181,233

Electric-Generation — 0.1%
Bruce Mansfield Unit Pass Through Certs. Series 2001-2 6.85% due 06/01/2034(2)	564,249	601,602

Electric-Integrated — 0.3%
Entergy Louisiana LLC Senior Sec. Bonds 8.09% due 01/02/2017	108,641	110,552
Midamerican Funding LLC Senior Sec. Notes 6.93% due 03/01/2029	166,000	225,932
Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	672,000	689,471
PSEG Power LLC Company Guar. Notes 5.32% due 09/15/2016	414,000	471,617
System Energy Resources, Inc. Sec. Bonds 5.13% due 01/15/2014*(2)	119,425	117,913

		1,615,485

Electric-Transmission — 0.2%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	985,000	1,229,005

Engineering/R&D Services — 0.0%
ABB Finance USA, Inc. Company Guar. Notes 2.88% due 05/08/2022	191,000	198,851

Finance-Auto Loans — 0.2%
Toyota Motor Credit Corp. Senior Notes 3.20% due 06/17/2015	390,000	417,213
Toyota Motor Credit Corp. Senior Notes 3.40% due 09/15/2021	550,000	595,254

		1,012,467

Finance-Credit Card — 0.1%
American Express Co. Senior Notes 5.50% due 09/12/2016	710,000	821,289

96

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker — 0.1%
Merrill Lynch & Co., Inc. Senior Sec. Notes 6.15% due 04/25/2013	$720,000	$742,324

Food-Misc./Diversified — 0.0%
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022*	256,000	271,315

Food-Retail — 0.1%
Kroger Co. Company Guar. Notes 5.00% due 04/15/2013	342,000	351,712

Hotel/Motels — 0.0%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/2016	5,000	5,590

Insurance-Multi-line — 0.1%
Metropolitan Life Global Funding I Senior Sec. Notes 5.13% due 04/10/2013*	340,000	350,472
Metropolitan Life Global Funding I Senior Sec. Notes 5.13% due 06/10/2014*	290,000	311,518

		661,990

Insurance-Property/Casualty — 0.2%
Chubb Corp. FRS Jr. Sub. Notes 6.38% due 03/29/2067	940,000	982,300

Medical Labs & Testing Services — 0.2%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/2019*	848,000	1,079,457

Medical Products — 0.2%
CareFusion Corp. Senior Notes 6.38% due 08/01/2019	720,000	866,801
Hospira, Inc. Senior Notes 6.05% due 03/30/2017	555,000	628,133

		1,494,934

Multimedia — 0.3%
News America, Inc. Debentures 8.50% due 02/23/2025	664,000	898,182
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	700,000	998,741

		1,896,923

Oil Companies-Exploration & Production — 0.1%
Apache Corp. Senior Notes 3.25% due 04/15/2022	263,000	284,809
Apache Corp. Senior Notes 4.75% due 04/15/2043	200,000	236,360

		521,169

Security Description	Principal Amount	Value (Note 2)

Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 8.13% due 02/15/2019	$190,000	$249,358

Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 2.65% due 02/15/2017*	800,000	820,780

Pipelines — 0.3%
Duke Capital Corp. Company Guar. Notes 8.00% due 10/01/2019	708,000	924,439
Enterprise Products Operating LLC Company Guar. Notes 6.50% due 01/31/2019	565,000	691,683
Kinder Morgan Energy Partners LP Senior Notes 7.40% due 03/15/2031	110,000	138,176
Kinder Morgan Energy Partners LP Senior Bonds 7.75% due 03/15/2032	212,000	272,409

		2,026,707

Property Trust — 0.2%
WEA Finance LLC Company Guar. Notes 4.63% due 05/10/2021*	620,000	670,303
WEA Finance LLC Company Guar. Notes 6.75% due 09/02/2019*	233,000	277,863

		948,166

Real Estate Investment Trusts — 0.7%
Boston Properties LP Senior Notes 5.00% due 06/01/2015	147,000	161,232
ERP Operating LP Bonds 4.63% due 12/15/2021	553,000	625,627
ERP Operating LP Senior Notes 5.38% due 08/01/2016	160,000	181,640
HCP, Inc. Senior Notes 5.38% due 02/01/2021	460,000	534,273
HRPT Properties Trust Senior Notes 6.25% due 08/15/2016	988,000	1,061,330
Kimco Realty Corp. Senior Notes 6.00% due 11/30/2012	750,000	760,010
Simon Property Group LP Senior Notes 5.88% due 03/01/2017	673,000	786,944

		4,111,056

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	711,000	898,971

Retail-Apparel/Shoe — 0.0%
Limited Brands, Inc. Senior Notes 5.25% due 11/01/2014	222,000	233,933

97

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail-Building Products — 0.0%
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	$173,000	$241,792

Retail-Discount — 0.4%
Target Corp. Senior Notes 4.00% due 07/01/2042	633,000	677,911
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/2035	1,503,000	1,925,409

		2,603,320

Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 6.13% due 08/15/2016	610,000	721,405

Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 5.55% due 08/15/2041	869,000	1,104,372

Television — 0.1%
Hearst-Argyle Television, Inc. Debentures 7.50% due 11/15/2027	800,000	608,939

Total U.S. Corporate Bonds & Notes (cost $36,427,318)		41,066,508

FOREIGN CORPORATE BONDS & NOTES — 3.7%
Auto-Cars/Light Trucks — 0.1%
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	532,000	549,455

Banks-Commercial — 0.8%
Banco Bradesco SA Sub. Notes 6.75% due 09/29/2019*	392,000	441,000
BPCE SA FRS Sub. Notes 12.50% due 09/30/2019*(6)	593,000	612,178
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	460,000	519,961
Credit Suisse New York Senior Notes 5.50% due 05/01/2014	940,000	1,002,811
ING Bank NV Notes 3.75% due 03/07/2017*	514,000	530,710
ING Bank NV Government Guar. Notes 3.90% due 03/19/2014*	830,000	872,518
Nordea Bank AB Senior Notes 4.88% due 01/14/2021*(2)	470,000	532,321
Santander US Debt SA Unipersonal Bank Guar. Notes 3.78% due 10/07/2015*	300,000	275,685
Svenska Handelsbanken AB Senior Notes 4.88% due 06/10/2014*	600,000	636,000

		5,423,184

Security Description	Principal Amount	Value (Note 2)

Banks-Money Center — 0.1%
ABN Amro Bank NV FRS Senior Notes 2.22% due 01/30/2014*	$640,000	$642,534

Banks-Mortgage — 0.1%
Achmea Hypotheekbank NV Government Guar. Notes 3.20% due 11/03/2014*	347,000	363,254

Banks-Special Purpose — 0.2%
Kreditanstalt Fuer Wiederaufbau Government Guar. Notes 4.88% due 06/17/2019	840,000	1,023,708

Cellular Telecom — 0.2%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/2018	982,000	1,231,681

Diversified Banking Institutions — 0.1%
BNP Paribas SA FRS Jr. Sub. Notes 7.20% due 06/25/2037*(6)	400,000	362,400
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	423,000	486,189

		848,589

Diversified Financial Services — 0.1%
Irish Life & Permanent PLC Government Guar. Notes 3.60% due 01/14/2013*	1,000,000	988,541

Diversified Minerals — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 4.63% due 09/15/2020	189,000	201,975
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	149,000	180,898

		382,873

Investment Companies — 0.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	1,110,000	1,108,462

Machinery-Construction & Mining — 0.2%
Atlas Copco AB Senior Bonds 5.60% due 05/22/2017*	900,000	1,025,623

Medical-Generic Drugs — 0.1%
Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/2021	780,000	849,739

Non-Ferrous Metals — 0.0%
Codelco, Inc. Senior Notes 3.75% due 11/04/2020*	260,000	276,305

Oil Companies-Exploration & Production — 0.2%
CNOOC Finance 2012, Ltd. Company Guar. Notes 3.88% due 05/02/2022*	630,000	679,585

98

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Ras Laffan Liquefied Natural Gas Co., Ltd. III Company Guar. Notes 5.83% due 09/30/2016*	$376,883	$408,918

		1,088,503

Oil Companies-Integrated — 0.8%
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	193,000	226,148
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	527,000	626,946
Husky Energy, Inc. Senior Notes 5.90% due 06/15/2014	500,000	544,809
Husky Energy, Inc. Senior Notes 7.25% due 12/15/2019	512,000	650,956
Petro-Canada Senior Notes 6.05% due 05/15/2018	1,075,000	1,294,220
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	237,000	265,128
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	173,000	217,166
Petroleos Mexicanos Company Guar. Notes 8.00% due 05/03/2019	491,000	640,755
Total Capital International SA Company Guar. Notes 1.55% due 06/28/2017	768,000	780,869

		5,246,997

SupraNational Banks — 0.2%
Asian Development Bank Senior Notes 1.13% due 03/15/2017	353,000	361,160
Asian Development Bank Senior Notes 2.75% due 05/21/2014	620,000	647,634

		1,008,794

Telephone-Integrated — 0.1%
Telecom Italia Capital SA Company Guar. Notes 5.25% due 11/15/2013	343,000	349,860

Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 3.25% due 06/07/2022*	639,000	654,159

Total Foreign Corporate Bonds & Notes (cost $21,123,847)		23,062,261

FOREIGN GOVERNMENT AGENCIES — 0.6%
Sovereign — 0.6%
AID-Egypt Government Guar. Notes 4.45% due 09/15/2015	785,000	882,065

Security Description	Principal Amount	Value (Note 2)

Sovereign (continued)
Republic of Peru Senior Bonds 7.35% due 07/21/2025	$102,000	$148,920
Russian Federation Senior Bonds 3.63% due 04/29/2015*(2)	1,400,000	1,463,000
Societe Financement de l’Economie Francaise Government Guar. Notes 3.38% due 05/05/2014*	468,000	489,395
United Mexican States Senior Notes 4.75% due 03/08/2044	849,000	980,595

Total Foreign Government Agencies (cost $3,589,437)		3,963,975

U.S. GOVERNMENT AGENCIES — 12.7%
Federal Home Loan Mtg. Corp. — 3.4%
3.50% due 02/01/2042	684,072	733,139
3.50% due 03/01/2042	632,464	670,344
4.00% due 11/01/2040	1,614,622	1,728,828
4.00% due 01/01/2041	1,849,979	1,980,833
4.50% due 08/01/2018	205,821	221,226
4.50% due 11/01/2018	355,827	382,459
4.50% due 01/01/2019	98,514	105,887
4.50% due 03/01/2019	26,975	28,735
4.50% due 08/01/2019	17,646	18,956
4.50% due 02/01/2020	34,739	37,318
4.50% due 08/01/2024	851,794	910,358
4.50% due 04/01/2035	273,614	295,275
4.63% due 10/25/2012	2,500,000	2,526,262
5.00% due 03/01/2018	119,530	129,172
5.00% due 05/01/2018	59,277	64,059
5.00% due 09/01/2018	105,609	114,722
5.00% due 02/01/2019	226,318	244,574
5.00% due 09/01/2033	511,522	558,024
5.00% due 03/01/2034	180,538	201,605
5.00% due 04/01/2034	93,946	102,384
5.00% due 08/01/2035	149,523	162,509
5.00% due 10/01/2035	450,724	495,782
5.00% due 11/01/2035	1,193,563	1,297,217
5.00% due 12/01/2036	200,764	218,200
5.00% due 07/01/2039	1,312,353	1,422,429
5.50% due 01/01/2019	203,215	222,750
5.50% due 04/01/2019	17,206	18,736
5.50% due 06/01/2019	9,925	10,879
5.50% due 07/01/2019	55,733	61,090
5.50% due 10/01/2024	118,975	131,029
5.50% due 06/01/2025	185,431	204,219
5.50% due 07/01/2025	95,889	105,605
5.50% due 08/01/2025	151,390	166,540
5.50% due 09/01/2025	97,062	106,775
5.50% due 12/01/2033	191,218	214,118
5.50% due 01/01/2034	442,516	487,074
5.50% due 04/01/2034	78,303	87,044
5.50% due 11/01/2034	51,432	56,836
5.50% due 05/01/2035	43,668	48,257
5.50% due 09/01/2035	97,935	108,225
5.50% due 10/01/2035	113,256	125,474
6.00% due 04/01/2016	5,912	6,327
6.00% due 04/01/2017	33,229	35,931
6.00% due 07/01/2017	21,480	23,227
6.00% due 10/01/2017	25,569	27,649

99

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
6.00% due 08/01/2019	$118,693	$130,208
6.00% due 09/01/2019	24,875	27,543
6.00% due 11/01/2019	53,208	58,913
6.00% due 05/01/2021	35,492	39,298
6.00% due 10/01/2021	117,458	130,053
6.00% due 02/01/2023	174,463	192,603
6.00% due 12/01/2025	69,562	76,751
6.00% due 02/01/2026	60,411	66,655
6.00% due 04/01/2034	82,121	92,097
6.00% due 07/01/2034	229,781	255,561
6.00% due 08/01/2034	517,143	578,482
6.00% due 09/01/2034	63,463	70,825
6.00% due 07/01/2035	136,129	150,368
6.00% due 08/01/2035	111,790	123,483
6.00% due 11/01/2035	286,644	318,777
6.00% due 03/01/2036	112,229	124,810
6.00% due 07/01/2036	71,552	79,886
6.00% due 10/01/2036	210,581	233,858
6.00% due 01/01/2037	211,829	235,575
6.00% due 03/01/2037	170,338	189,432
6.00% due 05/01/2037	295,376	327,239
6.00% due 06/01/2037	283,289	314,674
6.50% due 05/01/2034	47,482	54,359
6.50% due 06/01/2034	68,044	77,769
6.50% due 08/01/2034	306,786	351,257
6.50% due 10/01/2034	116,824	135,299
6.50% due 11/01/2034	5,027	5,741
6.50% due 05/01/2037	122,703	139,468
6.50% due 07/01/2037	120,701	136,532

		21,615,598

Federal National Mtg. Assoc. — 6.5%
3.00% due 02/01/2027	879,110	928,340
3.00% due 03/01/2027	155,230	163,923
3.50% due 11/01/2041	101,534	108,995
3.50% due 01/01/2042	817,527	878,388
3.50% due 02/01/2042	637,636	677,164
3.80% due 02/01/2018	88,283	97,506
3.85% due 07/01/2018	103,832	115,450
4.00% due 09/01/2040	250,823	269,206
4.01% due 08/01/2013	76,237	77,677
4.02% due 08/01/2013	211,079	215,662
4.50% due 04/01/2018	112,381	121,498
4.50% due 06/01/2018	162,660	175,856
4.50% due 07/01/2018	72,756	78,659
4.50% due 03/01/2019	111,046	119,985
4.50% due 04/01/2020	192,411	207,900
4.50% due 05/01/2020	44,888	48,474
4.50% due 07/01/2020	55,915	60,416
4.50% due 08/01/2033	592,906	644,270
4.50% due 02/01/2035	120,809	130,991
4.50% due 09/01/2035	136,191	147,499
4.50% due 02/01/2041	423,746	466,614
4.50% due 04/01/2041	535,413	589,577
4.56% due 05/01/2014	312,358	327,643
4.60% due 09/01/2019	84,000	97,186
4.72% due 12/01/2012	443,891	443,716
4.77% due 04/01/2013	45,598	45,732
4.84% due 08/01/2014	508,137	537,649
4.86% due 02/01/2014	261,584	268,528
4.88% due 03/01/2020	115,610	130,235
4.94% due 08/01/2015	200,000	218,130

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
5.00% due 02/01/2018	$482,579	$524,306
5.00% due 12/01/2018	270,652	294,054
5.00% due 07/01/2019	112,813	123,167
5.00% due 11/01/2019	145,634	158,545
5.00% due 03/01/2020	61,602	67,255
5.00% due 07/01/2020	68,606	74,903
5.00% due 08/01/2020	48,704	53,174
5.00% due 12/01/2020	188,510	204,810
5.00% due 11/01/2033	257,204	281,719
5.00% due 03/01/2034	217,534	238,268
5.00% due 05/01/2034	95,263	104,283
5.00% due 08/01/2034	100,966	110,527
5.00% due 09/01/2034	257,473	281,853
5.00% due 01/01/2035	242,605	265,577
5.00% due 06/01/2035	437,164	477,465
5.00% due 07/01/2035	963,032	1,053,343
5.00% due 08/01/2035	202,710	221,875
5.00% due 09/01/2035	149,859	163,674
5.00% due 10/01/2035	867,206	947,151
5.00% due 08/01/2036	202,581	221,256
5.00% due 10/01/2039	246,566	268,680
5.00% due 11/01/2039	301,669	334,472
5.00% due 11/01/2040	174,437	192,970
5.00% due 01/01/2041	77,408	85,633
5.00% due 03/01/2041	114,184	126,316
5.27% due 12/01/2016	323,426	359,635
5.36% due 02/01/2013	259,572	259,464
5.37% due 05/01/2018	510,000	586,240
5.50% due 11/01/2017	129,442	139,891
5.50% due 01/01/2018	251,947	274,785
5.50% due 02/01/2018	119,332	129,372
5.50% due 07/01/2019	191,618	210,125
5.50% due 08/01/2019	48,979	53,710
5.50% due 09/01/2019	208,143	228,234
5.50% due 01/01/2021	145,577	159,638
5.50% due 03/01/2021	49,364	54,132
5.50% due 05/01/2022	69,005	75,669
5.50% due 02/01/2033	271,595	300,258
5.50% due 06/01/2033	333,286	368,460
5.50% due 07/01/2033	1,244,103	1,375,401
5.50% due 11/01/2033	380,193	420,318
5.50% due 12/01/2033	66,719	74,239
5.50% due 01/01/2034	261,851	290,041
5.50% due 02/01/2034	545,134	604,084
5.50% due 03/01/2034	73,305	82,438
5.50% due 04/01/2034	109,959	122,257
5.50% due 05/01/2034	584,304	652,054
5.50% due 06/01/2034	33,168	36,834
5.50% due 07/01/2034	607,638	674,549
5.50% due 09/01/2034	975,212	1,082,134
5.50% due 10/01/2034	1,561,368	1,733,519
5.50% due 11/01/2034	1,529,832	1,698,935
5.50% due 12/01/2034	757,956	841,737
5.50% due 01/01/2035	956,681	1,062,430
5.50% due 04/01/2035	123,644	137,311
5.50% due 09/01/2035	430,487	479,013
5.50% due 01/01/2036	527,333	581,668
5.50% due 06/01/2036	189,636	211,469
5.50% due 01/01/2037	195,978	216,171
5.50% due 03/01/2037	176,782	197,135
5.50% due 08/01/2037	659,263	727,192
5.73% due 07/01/2016	181,954	208,028
6.00% due 01/01/2017	19,959	21,326

100

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
6.00% due 02/01/2017	$116,681	$124,676
6.00% due 08/01/2017	82,365	89,031
6.00% due 03/01/2018	26,864	29,038
6.00% due 11/01/2018	207,021	221,207
6.00% due 01/01/2021	65,868	73,076
6.00% due 05/01/2021	34,438	38,206
6.00% due 07/01/2021	156,109	173,194
6.00% due 11/01/2025	72,318	79,990
6.00% due 04/01/2034	428,842	482,649
6.00% due 05/01/2034	214,101	240,440
6.00% due 06/01/2034	890,859	1,001,963
6.00% due 07/01/2034	440,947	494,525
6.00% due 08/01/2034	435,617	489,196
6.00% due 10/01/2034	537,058	603,348
6.00% due 11/01/2034	56,830	63,960
6.00% due 12/01/2034	34,048	38,054
6.00% due 08/01/2035	113,823	127,215
6.00% due 09/01/2035	315,282	352,672
6.00% due 10/01/2035	186,824	208,450
6.00% due 11/01/2035	53,473	59,685
6.00% due 12/01/2035	543,263	608,016
6.00% due 02/01/2036	320,830	358,782
6.00% due 03/01/2036	44,370	49,264
6.00% due 04/01/2036	164,240	183,522
6.00% due 06/01/2036	127,516	142,558
6.00% due 12/01/2036	111,716	124,696
6.00% due 07/01/2037	249,733	277,149
6.50% due 06/01/2031	104,423	121,526
6.50% due 07/01/2031	34,488	39,617
6.50% due 09/01/2031	113,743	132,373
6.50% due 02/01/2032	38,737	45,082
6.50% due 07/01/2032	270,242	312,403
6.50% due 08/01/2032	206,406	238,902
6.50% due 01/01/2033	129,507	149,896
6.50% due 04/01/2034	36,006	41,217
6.50% due 06/01/2034	43,606	49,917
6.50% due 08/01/2034	180,092	206,376
6.50% due 05/01/2036	137,262	157,252
6.50% due 01/01/2037	95,695	108,585
6.50% due 02/01/2037	404,321	459,804
6.50% due 05/01/2037	214,718	244,378
6.50% due 07/01/2037	175,396	199,624
7.50% due 02/01/2030	16,759	20,461
7.50% due 03/01/2031	61,696	75,691
7.50% due 02/01/2032	34,003	41,903

		41,377,610

Government National Mtg. Assoc. — 2.4%
3.50% due 12/15/2041	299,738	325,743
3.50% due 02/15/2042	210,262	228,569
3.50% due 03/20/2042	632,469	687,637
3.50% due August TBA	980,000	1,063,759
4.00% due 01/20/2041	1,873,116	2,067,232
4.50% due 07/20/2033	31,063	34,714
4.50% due 09/20/2033	231,360	258,482
4.50% due 12/20/2034	122,363	136,707
4.50% due 11/15/2039	748,566	824,592
4.50% due 03/15/2040	444,859	497,269
4.50% due 04/15/2040	829,389	912,328
4.50% due 06/15/2040	261,113	289,264
4.50% due 01/20/2041	483,203	538,489
4.50% due 11/20/2041	666,588	740,921

Security Description	Principal Amount	Value (Note 2)

Government National Mtg. Assoc. (continued)
5.00% due 07/20/2033	$51,206	$57,326
5.00% due 06/15/2034	204,855	228,069
5.00% due 10/15/2034	104,437	116,318
5.00% due 05/15/2039	1,090,291	1,208,733
5.00% due 11/20/2041	1,379,842	1,535,342
5.50% due 11/15/2032	225,003	253,340
5.50% due 05/15/2033	1,029,100	1,157,737
5.50% due 08/15/2033	70,922	79,787
5.50% due 12/15/2033	256,220	291,270
5.50% due 09/15/2034	102,566	115,195
5.50% due 10/15/2035	9,639	10,814
6.00% due 09/15/2032	245,491	279,236
6.00% due 04/15/2033	256,280	290,868
6.00% due 02/15/2034	162,264	184,163
6.00% due 07/15/2034	115,167	130,998
6.00% due 09/15/2034	104,733	118,476
6.00% due 01/20/2035	58,070	65,973
6.00% due 02/20/2035	81,901	93,048
6.00% due 04/20/2035	43,365	49,267
6.00% due 01/15/2038	365,464	414,673

		15,286,339

Small Business Administration — 0.3%
Series 2003-20G, Class 1 4.35% due 07/01/2023	67,956	74,649
Series 2004-20D, Class 1 4.77% due 04/01/2024	206,336	229,088
Series 2005-20C, Class 1 4.95% due 03/01/2025	509,318	570,001
Series 2004-20I, Class 1 4.99% due 09/01/2024	319,890	357,103
Series 2004-20E, Class 1 5.18% due 05/01/2024	330,324	369,439
Series 2004-20F, Class 1 5.52% due 06/01/2024	468,904	528,205

		2,128,485

Sovereign Agency — 0.1%
Financing Corp. Senior Sec. Bonds 9.65% due 11/02/2018	235,000	348,250

Total U.S. Government Agencies (cost $74,871,444)		80,756,282

U.S. GOVERNMENT TREASURIES — 12.9%
United States Treasury Bonds — 2.6%
4.50% due 08/15/2039	9,263,400	12,983,229
5.00% due 05/15/2037	634,000	942,580
5.25% due 02/15/2029	173,000	248,742
5.38% due 02/15/2031	439,000	652,944
6.00% due 02/15/2026	170,000	253,433
6.25% due 08/15/2023	611,000	899,507
6.75% due 08/15/2026	377,000	601,138

		16,581,573

United States Treasury Notes — 10.3%
0.50% due 08/15/2014	2,489,000	2,502,806
1.38% due 01/15/2013	1,222,000	1,228,778
1.50% due 12/31/2013	2,374,000	2,417,214
1.88% due 04/30/2014	9,363,000	9,631,821
2.00% due 11/30/2013	1,361,000	1,393,377
2.13% due 05/31/2015	18,374,000	19,327,151
2.63% due 02/29/2016	505,000	545,518

101

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
2.75% due 10/31/2013	$976,000	$1,006,844
3.13% due 05/15/2019	5,832,000	6,679,460
3.50% due 05/31/2013	1,900,000	1,952,176
3.50% due 05/15/2020	5,350,000	6,308,404
3.75% due 11/15/2018	6,163,000	7,268,969
3.88% due 02/15/2013	462,000	471,186
4.13% due 05/15/2015	1,220,000	1,349,530
4.75% due 05/15/2014	829,000	895,870
8.00% due 11/15/2021	318,000	503,856
8.50% due 02/15/2020	1,341,000	2,068,493

		65,551,453

Total U.S. Government Treasuries (cost $76,011,623)		82,133,026

MUNICIPAL BONDS & NOTES — 0.2%
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/2040 (cost $702,617)	675,000	1,018,406

Total Long-Term Investment Securities (cost $536,016,180)		623,741,012

SHORT-TERM INVESTMENT SECURITIES — 1.7%
Commercial Paper — 1.7%
HSBC Americas, Inc. 0.06% due 08/01/2012 (cost $10,879,000)	10,879,000	10,879,000

TOTAL INVESTMENTS (cost $546,895,180)(7)	99.8%	634,620,012
Other assets less liabilities	0.2	1,076,682

NET ASSETS	100.0%	$635,696,694

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2012, the aggregate value of these securities was $21,851,289 representing 3.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At July 31, 2012, the aggregate value of these securities was $3,604,080 representing 0.6% of net assets.
(3)	Commercial Mortgage Backed Security
(4)	Collateralized Mortgage Obligation
(5)	Interest Only
(6)	Perpetual maturity — maturity date reflects the next call date.
(7)	See Note 3 for cost of investments on a tax basis.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$376,393,735	$—	$—	$376,393,735
Convertible Preferred Stock	1,121,780	—	—	1,121,780
Preferred Stock	253,200	—	—	253,200
Asset Backed Securities	—	12,519,876	1,451,963	13,971,839
U.S. Corporate Bonds & Notes	—	40,464,906	601,602	41,066,508
Foreign Corporate Bonds & Notes	—	23,062,261	—	23,062,261
Foreign Government Agencies	—	3,963,975	—	3,963,975
U.S. Government Agencies	—	80,756,282	—	80,756,282
U.S. Government Treasuries	—	82,133,026	—	82,133,026
Municipal Bonds & Notes	—	1,018,406	—	1,018,406
Short-Term Investment Securities:
Commercial Paper		10,879,000		10,879,000

Total	$377,768,715	$254,797,732	$2,053,565	$634,620,012

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Level 1 and Level 2 and no material transfers between Level 2 and Level 3.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

102

SunAmerica Series Trust SunAmerica Dynamic Allocation Portfolio

PORTFOLIO PROFILE — July 31, 2012 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	44.6%
Domestic Fixed Income Investment Companies	23.3
International Equity Investment Companies	11.7
United States Treasury Notes	11.6
Time Deposits	7.8
International Fixed Income Investment Companies	0.8

99.8%

*	Calculated as a percentage of net assets

103

SunAmerica Series Trust SunAmerica Dynamic Allocation Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 80.4%
Domestic Equity Investment Companies — 44.6%
Anchor Series Trust Capital Appreciation Portfolio, Class 1†	394,041	$15,575,186
Anchor Series Trust Growth and Income Portfolio, Class 1	1,912,781	15,492,712
Anchor Series Trust Growth Portfolio, Class 1	1,517,255	31,250,558
Anchor Series Trust Natural Resources Portfolio, Class 1	325,600	7,498,641
Seasons Series Trust Focus Growth Portfolio, Class 1	2,401,673	23,208,382
Seasons Series Trust Focus Value Portfolio, Class 1	1,500,082	17,595,595
Seasons Series Trust Large Cap Growth Portfolio, Class 1	1,460,047	15,762,431
Seasons Series Trust Large Cap Value Portfolio, Class 1	2,708,610	31,529,255
Seasons Series Trust Mid Cap Growth Portfolio, Class 1†	617,914	7,662,052
Seasons Series Trust Mid Cap Value Portfolio, Class 1	1,256,773	17,258,074
Seasons Series Trust Small Cap Portfolio, Class 1†	1,605,233	15,249,958
SunAmerica Series Trust Aggressive Growth Portfolio, Class 1†	713,412	7,628,633
SunAmerica Series Trust Equity Index Portfolio, Class 1	6,821,995	79,197,916
SunAmerica Series Trust Fundamental Growth Portfolio, Class 1†	1,299,118	22,737,046
SunAmerica Series Trust Growth Income Portfolio, Class 1	1,351,675	31,428,328
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1†	2,271,869	17,057,417
SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio, Class 1	2,604,418	39,619,166
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1†	658,486	7,513,847
SunAmerica Series Trust Real Estate Portfolio, Class 1	1,112,652	16,354,767
SunAmerica Series Trust Small Company Value Portfolio, Class 1	899,772	14,926,099

		434,546,063

Domestic Fixed Income Investment Companies — 23.3%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	2,945,486	47,517,022
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	4,382,254	54,162,326
Seasons Series Trust Real Return Portfolio, Class 1†	3,012,980	31,461,355
SunAmerica Series Trust Total Return Bond Portfolio, Class 1	4,797,724	45,790,840
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	2,795,396	39,995,954
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	1,365,590	8,025,735

		226,953,232

International Equity Investment Companies — 11.7%
Seasons Series Trust International Equity Portfolio, Class 1	4,504,954	31,052,556

Security Description	Shares/ Principal Amount	Value (Note 2)

International Equity Investment Companies (continued)
SunAmerica Series Trust Emerging Markets Portfolio, Class 1	2,089,411	$15,020,400
SunAmerica Series Trust Foreign Value Portfolio, Class 1	1,901,598	23,120,146
SunAmerica Series Trust Global Equities Portfolio, Class 1	2,778,107	37,179,368
SunAmerica Series Trust International Growth & Income Portfolio, Class 1	966,132	7,828,021

		114,200,491

International Fixed Income Investment Companies — 0.8%
SunAmerica Series Trust Global Bond Portfolio, Class 1	615,612	7,934,827

Total Affiliated Registered Investment Companies (cost $774,562,317)		783,634,613

U.S. GOVERNMENT TREASURIES — 11.6%
United States Treasury Notes — 11.6%
1.75% due 05/15/2022	$6,795,000	6,955,321
2.00% due 11/15/2021	9,920,000	10,431,495
2.00% due 02/15/2022	10,205,000	10,707,280
2.13% due 08/15/2021	8,455,000	9,007,213
2.63% due 08/15/2020	6,780,000	7,539,570
2.63% due 11/15/2020	9,632,000	10,709,580
3.13% due 05/15/2021	6,120,000	7,049,952
3.38% due 11/15/2019	6,135,000	7,156,858
3.50% due 05/15/2020	6,755,000	7,965,097
3.63% due 08/15/2019	4,140,000	4,891,667
3.63% due 02/15/2020	8,580,000	10,180,702
3.63% due 02/15/2021 TIPS(1)	7,795,000	9,303,457
7.88% due 02/15/2021	310,000	478,030
8.00% due 11/15/2021	2,105,000	3,335,274
8.13% due 05/15/2021	780,000	1,226,977
8.13% due 08/15/2019	1,735,000	2,585,828
8.13% due 08/15/2021	630,000	998,205
8.50% due 02/15/2020	610,000	940,925
8.75% due 05/15/2020	105,000	165,375
8.75% due 08/15/2020	680,000	1,080,297

Total U.S. Government Treasuries (cost $109,977,156)		112,709,103

Total Long-Term Investment Securities (cost $884,539,473)		896,343,716

SHORT-TERM INVESTMENT SECURITIES — 7.8%
Time Deposits — 7.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/01/2012 (cost $75,876,000)	75,876,000	75,876,000

TOTAL INVESTMENTS (cost $960,415,473)(2)	99.8%	972,219,716
Other assets less liabilities	0.2	1,914,171

NET ASSETS	100.0%	$974,133,887

TIPS — Treasury Inflation Protected Security

†	Non-income producing security
#	See Note 8
(1)	Principal amount of security is adjusted for inflation.
(2)	See Note 3 for cost of investments on a tax basis.

104

SunAmerica Series Trust SunAmerica Dynamic Allocation Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

@	The SunAmerica Series Trust Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust, the Anchor Series Trust, and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.sunamerica.com.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2012	Unrealized Appreciation (Depreciation)
379	Short	S&P 500 E-Mini Index Futures	September 2012	$25,404,095	$26,048,670	$(644,575)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Investment Companies:
Domestic Equity Investment Companies	$434,546,063	$—	$—	$434,546,063
Domestic Fixed Income Investment Companies	226,953,232	—	—	226,953,232
International Equity Investment Companies	114,200,491	—	—	114,200,491
International Fixed Income Investment Companies	7,934,827	—	—	7,934,827
U.S. Government Treasuries	—	112,709,103	—	112,709,103
Short-Term Investment Securities:
Time Deposits	—	75,876,000	—	75,876,000

Total	$783,634,613	$188,585,103	$—	$972,219,716

LIABILITIES:
Other Financial Instruments@
Open Futures Contracts — Depreciation	$644,575	$—	$—	$644,575

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

See Notes to Financial Statements

105

SunAmerica Series Trust SunAmerica Dynamic Strategy Portfolio

PORTFOLIO PROFILE — July 31, 2012 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	44.2%
Domestic Fixed Income Investment Companies	21.4
International Equity Investment Companies	12.2
United States Treasury Notes	11.4
Time Deposits	7.9
International Fixed Income Investment Companies	2.4

99.5%

*	Calculated as a percentage of net assets

106

SunAmerica Series Trust SunAmerica Dynamic Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 80.2%
Domestic Equity Investment Companies — 44.2%
Seasons Series Trust Focus Value Portfolio, Class 1	23,268	$272,924
Seasons Series Trust Large Cap Growth Portfolio, Class 1	38,061	410,901
Seasons Series Trust Large Cap Value Portfolio, Class 1	58,727	683,599
Seasons Series Trust Mid Cap Growth Portfolio, Class 1†	10,935	135,595
Seasons Series Trust Mid Cap Value Portfolio, Class 1	19,846	272,523
Seasons Series Trust Small Cap Portfolio, Class 1†	14,093	133,887
SunAmerica Series Trust Alliance Growth, Class 1	11,117	271,592
SunAmerica Series Trust Davis Venture Value Portfolio, Class 1	23,022	541,269
SunAmerica Series Trust Dogs of Wall Street Portfolio, Class 1	43,727	414,039
SunAmerica Series Trust Equity Index Portfolio, Class 1	117,636	1,365,657
SunAmerica Series Trust Equity Opportunities Portfolio, Class 1	21,295	273,408
SunAmerica Series Trust Growth Income Portfolio, Class 1	17,575	408,645
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1†	18,123	136,071
SunAmerica Series Trust Marisco Focused Growth Portfolio, Class 1	54,547	534,778
SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio, Class 1	45,164	687,043
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1†	11,942	136,272
SunAmerica Series Trust Real Estate Portfolio, Class 1	18,290	268,836
SunAmerica Series Trust Small & Mid Cap Value Portfolio, Class 1	7,973	134,371
SunAmerica Series Trust Small Company Value Portfolio, Class 1	24,225	401,863

		7,483,273

Domestic Fixed Income Investment Companies — 21.4%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	41,686	672,492
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	43,582	538,656
Seasons Series Trust Real Return Portfolio, Class 1†	38,637	403,441
SunAmerica Series Trust Total Return Bond Portfolio, Class 1	112,614	1,074,824

Security Description	Shares/ Principal Amount	Value (Note 2)

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	56,670	$810,819
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	23,096	135,739

		3,635,971

International Equity Investment Companies — 12.2%
Seasons Series Trust International Equity Portfolio, Class 1	79,619	548,814
SunAmerica Series Trust Foreign Value Portfolio, Class 1	56,761	690,115
SunAmerica Series Trust Global Equities Portfolio, Class 1	30,668	410,428
SunAmerica Series Trust International Growth & Income Portfolio, Class 1	51,030	413,464

		2,062,821

International Fixed Income Investment Companies — 2.4%
SunAmerica Series Trust Global Bond Portfolio, Class 1	31,448	405,340

Total Affiliated Registered Investment Companies (cost $13,421,585)		13,587,405

U.S. GOVERNMENT TREASURIES — 11.4%
United States Treasury Notes
2.63% due 11/15/2020(1) (cost $1,935,019)	$1,740,000	1,934,663

Total Long-Term Investment Securities (cost $15,356,604)		15,522,068

SHORT-TERM INVESTMENT SECURITIES — 7.9%
Time Deposits — 7.9%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/01/12 (cost $1,334,000)	1,334,000	1,334,000

TOTAL INVESTMENTS (cost $16,690,604)(2)	99.5%	16,856,068
Other assets less liabilities	0.5	77,949

NET ASSETS	100.0%	$16,934,017

†	Non-income producing security
#	See Note 8
(1)	The security or portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for cost of investments on a tax basis.
@	The SunAmerica Series Trust Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust, the Anchor Series Trust, and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.sunamerica.com.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2012	Unrealized Appreciation (Depreciation)
7	Short	S&P 500 E-Mini Index Futures	September 2012	$470,342	$481,110	$(10,768)

107

SunAmerica Series Trust SunAmerica Dynamic Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Investment Companies:
Domestic Equity Investment Companies	$7,483,273	$—	$—	$7,483,273
Domestic Fixed Income Investment Companies	3,635,971	—	—	3,635,971
International Equity Investment Companies	2,062,821	—	—	2,062,821
International Fixed Income Investment Companies	405,340	—	—	405,340
U.S. Government Treasuries	—	1,934,663	—	1,934,663
Short-Term Investment Securities:
Time Deposits	—	1,334,000	—	1,334,000

Total	$13,587,405	$3,268,663	$—	$16,856,068

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts-Depreciation	$10,768	$—	$—	$10,768

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

See Notes to Financial Statements

108

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited)

Industry Allocation*

Electric-Integrated	29.6%
Pipelines	7.9
Cable/Satellite TV	7.6
Telecom Services	7.2
Gas-Distribution	6.7
Telephone-Integrated	6.6
Oil Companies-Exploration & Production	5.8
Independent Power Producers	5.8
Commercial Paper	5.1
Cellular Telecom	5.0
Electric-Generation	3.9
Electric-Transmission	2.4
Wireless Equipment	2.1
Water	1.4
Energy-Alternate Sources	1.0
Real Estate Investment Trusts	1.0
Multimedia	0.7
Oil Refining & Marketing	0.1

99.9%

*	Calculated as a percentage of net assets

109

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 87.7%
Cable/Satellite TV — 7.6%
Charter Communications, Inc.†	1,110	$85,381
Comcast Corp., Special Class A	58,120	1,855,771
Kabel Deutschland Holding AG	5,585	350,530
Liberty Global, Inc., Class A†	7,200	380,016
Time Warner Cable, Inc.	11,972	1,016,782

		3,688,480

Cellular Telecom — 5.0%
Cellcom Israel, Ltd.	19,140	111,203
China Unicom Hong Kong, Ltd.	40,000	59,009
ENTEL Chile SA	17,926	352,501
Mobile Telesystems OJSC ADR	21,355	404,677
NII Holdings, Inc.†	6,730	45,428
Tim Participacoes SA ADR	29,046	614,323
Turkcell Iletisim Hizmetleri AS†	2,760	15,454
Vodafone Group PLC	283,881	812,722

		2,415,317

Electric-Generation — 3.9%
AES Corp.	82,660	996,880
CEZ AS	19,751	665,115
China Hydroelectric Corp. ADR†	10,260	7,695
E. ON Russia JSC	787,304	47,238
Tractebel Energia SA	8,800	156,959

		1,873,887

Electric-Integrated — 25.4%
American Electric Power Co., Inc.	14,432	609,608
Cia Paranaense de Energia-Copel ADR	9,970	201,992
CMS Energy Corp.	58,230	1,435,952
CPFL Energia SA	4,100	47,298
E.ON AG	12,818	273,631
Edison International	27,920	1,289,346
EDP - Energias de Portugal SA	495,351	1,129,975
EDP - Energias do Brasil SA	55,300	365,662
Enel OGK-5 OJSC†	766,124	34,476
FirstEnergy Corp.	9,090	456,500
GDF Suez	24,261	542,835
Great Plains Energy, Inc.	14,375	318,837
Iberdrola SA	121,495	440,988
Light SA	29,410	359,947
NextEra Energy, Inc.	10,130	718,217
Northeast Utilities	12,330	491,720
NV Energy, Inc.	14,110	258,072
OGE Energy Corp.	12,050	639,975
PPL Corp.	22,090	638,401
Public Service Enterprise Group, Inc.	32,330	1,074,649
RWE AG	7,000	275,610
SSE PLC	22,919	471,808
Transmissora Alianca de Energia Eletrica SA†(2)	3,850	133,394
TGK-1 OAO	152,909,236	25,995

		12,234,888

Electric-Transmission — 2.4%
ITC Holdings Corp.	7,420	550,490
Red Electrica Corp. SA	14,841	588,440

		1,138,930

Energy-Alternate Sources — 1.0%
China Longyuan Power Group Corp.	26,000	16,898
EDP Renovaveis SA†	148,687	458,825

		475,723

Security Description	Shares	Value (Note 2)

Gas-Distribution — 6.7%
AGL Resources, Inc.	5,430	$219,915
Atmos Energy Corp.	1,490	53,417
CenterPoint Energy, Inc.	29,300	617,058
Enagas SA	38,392	666,049
National Grid PLC	50,415	523,661
NiSource, Inc.	6,960	178,106
Sempra Energy	14,040	988,556

		3,246,762

Independent Power Producers — 4.9%
Calpine Corp.†	62,600	1,069,834
GenOn Energy, Inc.†	180,370	429,280
NRG Energy, Inc.	42,629	844,907

		2,344,021

Multimedia — 0.7%
Viacom, Inc., Class B	7,310	341,450

Oil Companies-Exploration & Production — 5.2%
Cabot Oil & Gas Corp.	5,660	238,795
Energen Corp.	6,010	307,772
EOG Resources, Inc.	240	23,522
EQT Corp.	13,400	755,760
Occidental Petroleum Corp.	3,080	268,053
QEP Resources, Inc.	19,550	587,087
WPX Energy, Inc.†	22,306	355,781

		2,536,770

Oil Refining & Marketing — 0.1%
Cheniere Energy, Inc.†	3,770	51,385

Pipelines — 7.9%
Kinder Morgan, Inc.	39,174	1,402,821
ONEOK, Inc.	2,820	125,518
Spectra Energy Corp.	22,870	701,880
Williams Cos., Inc.	49,600	1,576,784

		3,807,003

Real Estate Investment Trusts — 1.0%
American Tower Corp.	6,450	466,400

Telecom Services — 6.5%
Telenet Group Holding NV	7,409	326,810
Virgin Media, Inc.	68,840	1,884,839
XL Axiata Tbk PT	415,000	269,651
Ziggo NV	22,150	640,454

		3,121,754

Telephone-Integrated — 6.6%
Bezeq The Israeli Telecommunication Corp., Ltd.	292,300	294,960
CenturyLink, Inc.	14,153	587,916
Deutsche Telekom AG	35,850	404,796
Frontier Communications Corp.	41,330	162,013
KDDI Corp.	4	27,699
TDC A/S	76,299	518,235
Telecom Italia SpA RSP	799,737	559,402
Telefonica Brasil SA ADR	27,093	632,621

		3,187,642

Water — 1.4%
Aguas Andinas SA	296,830	196,759
Companhia de Saneamento de Minas Gerais	11,600	286,660
Suez Environnement Co.	6,960	76,533
United Utilities Group PLC	9,224	98,775

		658,727

110

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Wireless Equipment — 1.4%
Crown Castle International Corp.†	3,870	$239,476
SBA Communications Corp., Class A†	7,270	429,366

		668,842

Total Common Stock (cost $38,198,070)		42,257,981

CONVERTIBLE PREFERRED STOCK — 3.1%
Electric-Integrated — 3.1%
NextEra Energy, Inc. 7.00%	8,610	473,550
PPL Corp. 8.75%	9,510	512,209
PPL Corp. 9.50%	9,380	509,803

Total Convertible Preferred Stock (cost $1,450,839)		1,495,562

PREFERRED STOCK — 1.1%
Electric-Integrated — 1.1%
Cia Energetica de Minas Gerais	12,725	243,298
Cia Paranaense de Energia	13,200	271,060

Total Preferred Stock (cost $501,012)		514,358

CONVERTIBLE BONDS & NOTES — 1.4%
Telecom Services — 0.7%
Virgin Media, Inc. Senior Notes 6.50% due 11/15/2016	$223,000	363,211

Wireless Equipment — 0.7%
SBA Communications Corp. Senior Notes 4.00% due 10/01/2014	164,000	327,590

Total Convertible Bonds & Notes (cost $483,766)		690,801

U.S. CORPORATE BONDS & NOTES — 1.5%
Independent Power Producers — 0.9%
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020	294,000	321,930
NRG Energy, Inc. Company Guar. Notes 7.88% due 05/15/2021 (1)	125,000	132,812

		454,742

Oil Companies-Exploration & Production — 0.6%
Everest Acquisition LLC/Everest Acquisition Finance, Inc. Senior Notes 9.38% due 05/01/2020*(1)	270,000	290,588

Total U.S. Corporate Bonds & Notes (cost $681,811)		745,330

Total Long-Term Investment Securities (cost $41,315,498)		45,704,032

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 5.1%
Commercial Paper — 5.1%
General Electric Co. 0.10% due 08/01/2012	$1,947,000	$1,947,000
HSBC Americas, Inc. 0.06% due 08/01/2012	494,000	494,000

Total Short-Term Investment Securities (cost $2,441,000)		2,441,000

TOTAL INVESTMENTS (cost $43,756,498) (3)	99.9%	48,145,032
Other assets less liabilities	0.1	65,733

NET ASSETS	100.0%	$48,210,765

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2012, the aggregate value of these securities was $290,588 representing 0.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At July 31, 2012, the aggregate value of these securities was $423,400, representing 0.9% of net assets.
(2)	Consist of more than one class of securities together as a unit.
(3)	See Note 3 for cost of investments on a tax basis

ADR — American Depository Receipt

RSP — Risparmio Shares-Savings in the Italian Stock Exchange

111

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	GBP	648,292	USD	1,006,090	10/12/2012	$—	$(10,306)

Citibank N.A.	GBP	8,549	USD	13,343	10/12/2012	—	(61)

Credit Suisse London Branch	EUR	1,029,350	USD	1,264,265	10/12/2012	—	(3,360)

Deutsche Bank AG	EUR	7,784	USD	9,569	10/12/2012	—	(17)
	GBP	648,292	USD	1,006,045	10/12/2012	—	(10,351)

						—	(10,368)

Goldman Sachs International	EUR	1,871	USD	2,306	10/12/2012	2	—

JPMorgan Chase Bank N.A	BRL	1,036,803	USD	505,782	8/2/2012	—	(173)
	BRL	1,036,803	USD	505,930	10/2/2012	5,579	—
	EUR	825,961	USD	1,013,708	10/12/2012	—	(3,446)
	GBP	230,000	USD	356,306	10/12/2012	—	(4,290)
	USD	511,118	BRL	1,036,803	8/2/2012	—	(5,163)

						5,579	(13,072)

UBS AG	BRL	1,178,803	USD	583,566	8/2/2012	8,315	—
	EUR	1,551,655	USD	1,937,583	9/17/2012	27,397	—
	EUR	13,988	USD	17,194	10/12/2012	—	(31)
	USD	576,079	BRL	1,178,803	8/2/2012	—	(829)
	USD	115,234	EUR	93,956	10/12/2012	472	—

						36,184	(860)

Net Unrealized Appreciation (Depreciation)						$41,764	$(38,027)

BRL	— Brazilian Real
EUR	— Euro Dollar
GBP	— British Pound
USD	— United State Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Cable/Satellite TV	$3,688,480	$—	$—	$3,688,480
Cellular Telecom	2,415,317	—	—	2,415,317
Electric-Integrated	12,234,888	—	—	12,234,888
Gas-Distribution	3,246,762	—	—	3,246,762
Oil Companies-Exploration & Production	2,536,770	—	—	2,536,770
Pipelines	3,807,003	—	—	3,807,003
Telecom Services	3,121,754	—	—	3,121,754
Telephone-Integrated	3,187,642	—	—	3,187,642
Other Industries*	8,019,365	—	—	8,019,365
Convertible Preferred Stocks	1,495,562	—	—	1,495,562
Preferred Stocks	514,358	—	—	514,358
Convertible Bonds & Notes	—	690,801	—	690,801
U.S. Corporate Bonds & Notes	—	745,330	—	745,330
Short-Term Investment Securities:
Commercial Paper	—	2,441,000	—	2,441,000
Other Financial Instruments:@
Forward Foreign Currency Contracts-Appreciation	—	41,764	—	41,764

Total	$44,267,901	$3,918,895	$—	$48,186,796

LIABILITIES:
Other Financial Instruments:@
Forward Foreign Currency Contracts-Depreciation	$—	$38,027	$—	$38,027

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

See Notes to Financial Statements

112

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO PROFILE — July 31, 2012 — (unaudited)

Industry Allocation*

Exchange-Traded Funds	8.7%
Oil Companies-Integrated	5.3
Repurchase Agreements	5.3
Medical-Drugs	5.1
Computers	4.3
Diversified Manufacturing Operations	2.8
Electric-Integrated	2.8
Telephone-Integrated	2.6
Diversified Banking Institutions	2.5
Banks-Super Regional	2.4
Beverages-Non-alcoholic	2.2
Computer Services	2.0
Oil Companies-Exploration & Production	2.0
Applications Software	1.9
Real Estate Investment Trusts	1.9
Tobacco	1.8
Cosmetics & Toiletries	1.7
Retail-Discount	1.6
Electronic Components-Semiconductors	1.5
Multimedia	1.4
Medical-Biomedical/Gene	1.4
Web Portals/ISP	1.2
Retail-Restaurants	1.2
Cable/Satellite TV	1.0
Insurance-Reinsurance	1.0
Food-Misc./Diversified	1.0
Oil-Field Services	1.0
Aerospace/Defense	1.0
Finance-Credit Card	1.0
E-Commerce/Products	0.9
Enterprise Software/Service	0.9
Insurance-Multi-line	0.9
Chemicals-Diversified	0.8
Semiconductor Components-Integrated Circuits	0.8
Transport-Services	0.8
Medical Products	0.8
Commercial Services-Finance	0.8
Retail-Building Products	0.8
Medical-HMO	0.8
Transport-Rail	0.7
Computers-Memory Devices	0.7
Medical Instruments	0.6
Retail-Drug Store	0.6
Networking Products	0.6
Investment Management/Advisor Services	0.5
Agricultural Chemicals	0.5
Aerospace/Defense-Equipment	0.5
Pipelines	0.5
Insurance-Life/Health	0.5
Machinery-Construction & Mining	0.4
Banks-Fiduciary	0.4
Insurance-Property/Casualty	0.4
Oil Field Machinery & Equipment	0.4
U.S. Government Treasuries	0.4
Banks-Commercial	0.3
Retail-Major Department Stores	0.3
Pharmacy Services	0.3
Medical-Wholesale Drug Distribution	0.3
Instruments-Controls	0.3
Consumer Products-Misc.	0.3
Retail-Apparel/Shoe	0.3

E-Commerce/Services	0.3%
Chemicals-Specialty	0.3
Oil & Gas Drilling	0.3
Distribution/Wholesale	0.3
Electric Products-Misc.	0.3
Gas-Distribution	0.3
Industrial Gases	0.3
Apparel Manufacturers	0.3
Finance-Other Services	0.2
Auto-Cars/Light Trucks	0.2
Athletic Footwear	0.2
Insurance Brokers	0.2
Semiconductor Equipment	0.2
Metal-Copper	0.2
Food-Retail	0.2
Machinery-Farming	0.2
Medical-Generic Drugs	0.2
Instruments-Scientific	0.2
Wireless Equipment	0.2
Hotels/Motels	0.2
Retail-Regional Department Stores	0.2
Electronic Security Devices	0.2
Non-Hazardous Waste Disposal	0.2
Auto/Truck Parts & Equipment-Original	0.2
Oil Refining & Marketing	0.2
Beverages-Wine/Spirits	0.2
Metal Processors & Fabrication	0.2
Gold Mining	0.2
Television	0.2
Data Processing/Management	0.1
Retail-Auto Parts	0.1
Food-Confectionery	0.1
Telecom Equipment-Fiber Optics	0.1
Paper & Related Products	0.1
Engines-Internal Combustion	0.1
Internet Security	0.1
Electronic Components-Misc.	0.1
Advertising Agencies	0.1
Broadcast Services/Program	0.1
Medical Labs & Testing Services	0.1
Food-Wholesale/Distribution	0.1
Agricultural Operations	0.1
Electronic Measurement Instruments	0.1
Toys	0.1
Cellular Telecom	0.1
Finance-Investment Banker/Broker	0.1
Steel-Producers	0.1
Tools-Hand Held	0.1
Electronic Forms	0.1
Cruise Lines	0.1
Vitamins & Nutrition Products	0.1
Auto-Heavy Duty Trucks	0.1
Retail-Bedding	0.1
Telecommunication Equipment	0.1
Coal	0.1
Building-Residential/Commercial	0.1
Engineering/R&D Services	0.1
Publishing-Books	0.1
Office Automation & Equipment	0.1
Coatings/Paint	0.1
Computers-Integrated Systems	0.1

113

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO PROFILE — July 31, 2012 — (unaudited) — (continued)

Machinery-Pumps	0.1%
Medical Information Systems	0.1
Commercial Services	0.1
Motorcycle/Motor Scooter	0.1
Machinery-General Industrial	0.1
Industrial Automated/Robotic	0.1
Containers-Metal/Glass	0.1
Electronic Connectors	0.1
Dialysis Centers	0.1
Metal-Aluminum	0.1
Retail-Office Supplies	0.1
Food-Meat Products	0.1
Disposable Medical Products	0.1
Dental Supplies & Equipment	0.1
Retail-Automobile	0.1
Hazardous Waste Disposal	0.1
Finance-Consumer Loans	0.1
Computer Aided Design	0.1
Electric-Generation	0.1
Casino Hotels	0.1
Savings & Loans/Thrifts	0.1
Internet Infrastructure Software	0.1

99.7%

*	Calculated as a percentage of net assets

114

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 85.3%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	2,915	$28,771
Omnicom Group, Inc.	1,793	89,973

		118,744

Aerospace/Defense — 1.0%
Boeing Co.	4,929	364,302
General Dynamics Corp.	2,372	150,480
Lockheed Martin Corp.	1,751	156,312
Northrop Grumman Corp.	1,655	109,561
Raytheon Co.	2,193	121,667
Rockwell Collins, Inc.	954	48,244

		950,566

Aerospace/Defense-Equipment — 0.5%
United Technologies Corp.	5,997	446,417

Agricultural Chemicals — 0.5%
CF Industries Holdings, Inc.	431	84,373
Monsanto Co.	3,510	300,526
Mosaic Co.	1,959	113,837

		498,736

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	4,334	113,074

Airlines — 0.0%
Southwest Airlines Co.	5,052	46,428

Apparel Manufacturers — 0.3%
Coach, Inc.	1,890	93,234
Ralph Lauren Corp.	427	61,633
VF Corp.	569	84,952

		239,819

Appliances — 0.0%
Whirlpool Corp.	508	34,320

Applications Software — 1.9%
Citrix Systems, Inc.†	1,225	89,033
Intuit, Inc.	1,933	112,153
Microsoft Corp.	49,206	1,450,101
Red Hat, Inc.†	1,269	68,094
Salesforce.com, Inc.†	908	112,919

		1,832,300

Athletic Footwear — 0.2%
NIKE, Inc., Class B	2,412	225,160

Audio/Video Products — 0.0%
Harman International Industries, Inc.	463	18,682

Auto-Cars/Light Trucks — 0.2%
Ford Motor Co.	25,116	232,072

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,347	93,903

Auto/Truck Parts & Equipment-Original — 0.2%
BorgWarner, Inc.†	754	50,593
Johnson Controls, Inc.	4,476	110,334

		160,927

Banks-Commercial — 0.3%
BB&T Corp.	4,597	144,208
First Horizon National Corp.	1,662	13,678
M&T Bank Corp.	833	71,505
Regions Financial Corp.	9,295	64,693

Security Description	Shares	Value (Note 2)

Banks-Commercial (continued)
Zions Bancorporation	1,212	$22,058

		316,142

Banks-Fiduciary — 0.4%
Bank of New York Mellon Corp.	7,849	167,027
Northern Trust Corp.	1,586	72,004
State Street Corp.	3,215	129,822

		368,853

Banks-Super Regional — 2.4%
Capital One Financial Corp.	3,819	215,735
Comerica, Inc.	1,294	39,092
Fifth Third Bancorp	6,055	83,680
Huntington Bancshares, Inc.	5,690	35,363
KeyCorp	6,272	50,051
PNC Financial Services Group, Inc.	3,479	205,609
SunTrust Banks, Inc.	3,541	83,745
US Bancorp	12,466	417,611
Wells Fargo & Co.	34,972	1,182,403

		2,313,289

Beverages-Non-alcoholic — 2.2%
Coca-Cola Co.	14,846	1,199,557
Coca-Cola Enterprises, Inc.	1,975	57,907
Dr Pepper Snapple Group, Inc.	1,393	63,493
Monster Beverage Corp.†	1,008	67,002
PepsiCo, Inc.	10,292	748,537

		2,136,496

Beverages-Wine/Spirits — 0.2%
Beam, Inc.	1,036	65,144
Brown-Forman Corp., Class B	654	61,188
Constellation Brands, Inc., Class A†	1,002	28,266

		154,598

Brewery — 0.0%
Molson Coors Brewing Co., Class B	1,034	43,759

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	1,677	84,906
Scripps Networks Interactive, Inc., Class A	609	32,795

		117,701

Building Products-Wood — 0.0%
Masco Corp.	2,349	28,258

Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	1,844	32,510
Lennar Corp., Class A	1,070	31,255
PulteGroup, Inc.†	2,222	25,108

		88,873

Cable/Satellite TV — 1.0%
Cablevision Systems Corp., Class A	1,409	21,614
Comcast Corp., Class A	17,743	577,535
DIRECTV, Class A†	4,310	214,034
Time Warner Cable, Inc.	2,057	174,701

		987,884

Casino Hotels — 0.1%
Wynn Resorts, Ltd.	523	49,031

Casino Services — 0.0%
International Game Technology	1,942	21,983

115

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Cellular Telecom — 0.1%
MetroPCS Communications, Inc.†	1,936	$16,959
Sprint Nextel Corp.†	19,736	86,049

		103,008

Chemicals-Diversified — 0.8%
Air Products & Chemicals, Inc.	1,391	111,878
Dow Chemical Co.	7,866	226,384
E.I. du Pont de Nemours & Co.	6,166	306,450
FMC Corp.	902	49,339
PPG Industries, Inc.	1,002	109,679

		803,730

Chemicals-Specialty — 0.3%
Eastman Chemical Co.	1,005	52,541
Ecolab, Inc.	1,922	125,795
International Flavors & Fragrances, Inc.	533	29,710
Sigma-Aldrich Corp.	795	55,014

		263,060

Coal — 0.1%
Alpha Natural Resources, Inc.†	1,449	10,158
CONSOL Energy, Inc.	1,497	43,383
Peabody Energy Corp.	1,792	37,417

		90,958

Coatings/Paint — 0.1%
Sherwin-Williams Co.	563	75,639

Commercial Services — 0.1%
Iron Mountain, Inc.	1,126	36,268
Quanta Services, Inc.†	1,401	32,209

		68,477

Commercial Services-Finance — 0.8%
Automatic Data Processing, Inc.	3,218	181,978
Equifax, Inc.	792	37,097
H&R Block, Inc.	1,805	29,115
Mastercard, Inc., Class A	698	304,726
Moody’s Corp.	1,301	52,729
Paychex, Inc.	2,123	69,401
Total System Services, Inc.	1,057	24,998
Western Union Co.	4,034	70,313

		770,357

Computer Aided Design — 0.1%
Autodesk, Inc.†	1,511	51,253

Computer Services — 2.0%
Accenture PLC, Class A	4,241	255,733
Cognizant Technology Solutions Corp., Class A†	2,004	113,767
Computer Sciences Corp.	1,021	25,137
International Business Machines Corp.	7,591	1,487,684

		1,882,321

Computer Software — 0.0%
Akamai Technologies, Inc.†	1,179	41,477

Computers — 4.3%
Apple, Inc.†	6,153	3,758,006
Dell, Inc.†	9,784	116,234
Hewlett-Packard Co.	13,012	237,339

		4,111,579

Security Description	Shares	Value (Note 2)

Computers-Integrated Systems — 0.1%
Teradata Corp.†	1,110	$75,058

Computers-Memory Devices — 0.7%
EMC Corp.†	13,818	362,170
NetApp, Inc.†	2,388	78,016
SanDisk Corp.†	1,603	65,931
Seagate Technology PLC	2,491	74,780
Western Digital Corp.†	1,539	61,206

		642,103

Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A	468	8,185

Consulting Services — 0.0%
SAIC, Inc.	1,820	21,057

Consumer Products-Misc. — 0.3%
Clorox Co.	856	62,240
Kimberly-Clark Corp.	2,580	224,228

		286,468

Containers-Metal/Glass — 0.1%
Ball Corp.	1,030	42,807
Owens-Illinois, Inc.†	1,085	20,018

		62,825

Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	678	20,849
Sealed Air Corp.	1,277	20,687

		41,536

Cosmetics & Toiletries — 1.7%
Avon Products, Inc.	2,842	44,023
Colgate-Palmolive Co.	3,140	337,110
Estee Lauder Cos., Inc., Class A	1,483	77,679
Procter & Gamble Co.	18,033	1,163,850

		1,622,662

Cruise Lines — 0.1%
Carnival Corp.	2,982	99,241

Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	314	25,180
Fidelity National Information Services, Inc.	1,571	49,392
Fiserv, Inc.†	898	62,977

		137,549

Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.	932	33,869
Patterson Cos., Inc.	576	19,642

		53,511

Dialysis Centers — 0.1%
DaVita, Inc.†	618	60,824

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	552	53,688

Distribution/Wholesale — 0.3%
Fastenal Co.	1,943	83,782
Fossil, Inc.†	342	24,518
Genuine Parts Co.	1,026	65,695
WW Grainger, Inc.	401	82,137

		256,132

Diversified Banking Institutions — 2.5%
Bank of America Corp.	70,923	520,575

116

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc.	19,297	$523,528
Goldman Sachs Group, Inc.	3,237	326,613
JPMorgan Chase & Co.	25,051	901,836
Morgan Stanley	10,021	136,887

		2,409,439

Diversified Manufacturing Operations — 2.8%
3M Co.	4,566	416,556
Cooper Industries PLC	1,047	75,258
Danaher Corp.	3,784	199,833
Dover Corp.	1,208	65,800
Eaton Corp.	2,222	97,412
General Electric Co.	69,729	1,446,877
Illinois Tool Works, Inc.	3,141	170,682
Ingersoll-Rand PLC	1,965	83,336
Leggett & Platt, Inc.	922	21,372
Parker Hannifin Corp.	994	79,838
Textron, Inc.	1,844	48,036

		2,705,000

Diversified Operations — 0.0%
Leucadia National Corp.	1,303	28,249

E-Commerce/Products — 0.9%
Amazon.com, Inc.†	2,371	553,154
eBay, Inc.†	7,563	335,041
Netflix, Inc.†	365	20,750

		908,945

E-Commerce/Services — 0.3%
Expedia, Inc.	593	33,795
priceline.com, Inc.†	327	216,389
TripAdvisor, Inc.†	627	23,456

		273,640

Electric Products-Misc. — 0.3%
Emerson Electric Co.	4,827	230,586
Molex, Inc.	905	22,733

		253,319

Electric-Generation — 0.1%
AES Corp.†	4,242	51,159

Electric-Integrated — 2.8%
Ameren Corp.	1,597	54,633
American Electric Power Co., Inc.	3,187	134,619
CMS Energy Corp.	1,713	42,243
Consolidated Edison, Inc.	1,927	124,292
Dominion Resources, Inc.	3,760	204,206
DTE Energy Co.	1,119	68,673
Duke Energy Corp.	4,630	313,821
Edison International	2,144	99,010
Entergy Corp.	1,165	84,661
Exelon Corp.	5,609	219,424
FirstEnergy Corp.	2,752	138,205
Integrys Energy Group, Inc.	512	30,996
NextEra Energy, Inc.	2,745	194,621
Northeast Utilities	2,064	82,312
Pepco Holdings, Inc.	1,502	29,980
PG&E Corp.	2,778	128,232
Pinnacle West Capital Corp.	720	38,549
PPL Corp.	3,816	110,282
Public Service Enterprise Group, Inc.	3,328	110,623
SCANA Corp.	766	37,664

Security Description	Shares	Value (Note 2)

Electric-Integrated (continued)
Southern Co.	5,717	$275,274
TECO Energy, Inc.	1,420	25,830
Wisconsin Energy Corp.	1,516	61,762
Xcel Energy, Inc.	3,204	93,877

		2,703,789

Electronic Components-Misc. — 0.1%
Jabil Circuit, Inc.	1,197	25,975
TE Connectivity, Ltd.	2,814	92,890

		118,865

Electronic Components-Semiconductors — 1.5%
Advanced Micro Devices, Inc.†	3,877	15,741
Altera Corp.	2,123	75,260
Broadcom Corp., Class A†	3,263	110,550
First Solar, Inc.†	388	6,030
Intel Corp.	33,110	850,927
LSI Corp.†	3,744	25,834
Microchip Technology, Inc.	1,274	42,526
Micron Technology, Inc.†	6,512	40,440
NVIDIA Corp.†	4,071	55,121
Texas Instruments, Inc.	7,530	205,117
Xilinx, Inc.	1,736	56,246

		1,483,792

Electronic Connectors — 0.1%
Amphenol Corp., Class A	1,065	62,707

Electronic Forms — 0.1%
Adobe Systems, Inc.†	3,264	100,792

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	2,287	87,569
FLIR Systems, Inc.	1,014	20,737

		108,306

Electronic Security Devices — 0.2%
Tyco International, Ltd.	3,045	167,292

Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	641	45,441

Engineering/R&D Services — 0.1%
Fluor Corp.	1,112	55,133
Jacobs Engineering Group, Inc.†	849	32,746

		87,879

Engines-Internal Combustion — 0.1%
Cummins, Inc.	1,264	121,218

Enterprise Software/Service — 0.9%
BMC Software, Inc.†	1,060	41,976
CA, Inc.	2,328	56,035
Oracle Corp.	25,538	771,248

		869,259

Entertainment Software — 0.0%
Electronic Arts, Inc.†	2,092	23,054

Filtration/Separation Products — 0.0%
Pall Corp.	761	40,645

Finance-Consumer Loans — 0.1%
SLM Corp.	3,209	51,312

Finance-Credit Card — 1.0%
American Express Co.	6,590	380,309
Discover Financial Services	3,490	125,501

117

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Finance-Credit Card (continued)
Visa, Inc., Class A	3,277	$422,962

		928,772

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	7,121	89,938
E*TRADE Financial Corp.†	1,673	12,765

		102,703

Finance-Other Services — 0.2%
CME Group, Inc.	2,185	113,860
IntercontinentalExchange, Inc.†	478	62,723
NASDAQ OMX Group, Inc.	806	18,296
NYSE Euronext	1,672	42,603

		237,482

Food-Confectionery — 0.1%
Hershey Co.	1,000	71,740
J.M. Smucker Co.	746	57,293

		129,033

Food-Dairy Products — 0.0%
Dean Foods Co.†	1,214	15,017

Food-Meat Products — 0.1%
Hormel Foods Corp.	902	25,175
Tyson Foods, Inc., Class A	1,900	28,519

		53,694

Food-Misc./Diversified — 1.0%
Campbell Soup Co.	1,164	38,540
ConAgra Foods, Inc.	2,733	67,478
General Mills, Inc.	4,260	164,862
H.J. Heinz Co.	2,105	116,217
Kellogg Co.	1,622	77,370
Kraft Foods, Inc., Class A	11,668	463,336
McCormick & Co., Inc.	872	53,087

		980,890

Food-Retail — 0.2%
Kroger Co.	3,691	81,829
Safeway, Inc.	1,581	24,585
Whole Foods Market, Inc.	1,075	98,664

		205,078

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	3,855	113,298

Gas-Distribution — 0.3%
AGL Resources, Inc.	772	31,266
CenterPoint Energy, Inc.	2,811	59,199
NiSource, Inc.	1,869	47,828
Sempra Energy	1,578	111,107

		249,400

Gold Mining — 0.2%
Newmont Mining Corp.	3,261	145,017

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†	560	51,996

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	1,908	33,676

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	1,742	63,444

Security Description	Shares	Value (Note 2)

Hotels/Motels (continued)
Starwood Hotels & Resorts Worldwide, Inc.	1,301	$70,449
Wyndham Worldwide Corp.	960	49,968

		183,861

Human Resources — 0.0%
Robert Half International, Inc.	940	25,389

Independent Power Producers — 0.0%
NRG Energy, Inc.	1,498	29,690

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	939	63,251

Industrial Gases — 0.3%
Airgas, Inc.	455	36,091
Praxair, Inc.	1,965	203,888

		239,979

Instruments-Controls — 0.3%
Honeywell International, Inc.	5,127	297,622

Instruments-Scientific — 0.2%
PerkinElmer, Inc.	750	19,163
Thermo Fisher Scientific, Inc.	2,417	134,554
Waters Corp.†	585	45,326

		199,043

Insurance Brokers — 0.2%
Aon PLC	2,148	105,682
Marsh & McLennan Cos., Inc.	3,591	119,257

		224,939

Insurance-Life/Health — 0.5%
Aflac, Inc.	3,077	134,711
Lincoln National Corp.	1,878	37,654
Principal Financial Group, Inc.	1,975	50,540
Prudential Financial, Inc.	3,086	148,992
Torchmark Corp.	648	32,238
Unum Group	1,881	35,532

		439,667

Insurance-Multi-line — 0.9%
ACE, Ltd.	2,229	163,832
Allstate Corp.	3,234	110,926
American International Group, Inc.†(1)	4,208	131,584
Assurant, Inc.	563	20,386
Cincinnati Financial Corp.	1,068	40,413
Genworth Financial, Inc., Class A†	3,234	16,299
Hartford Financial Services Group, Inc.	2,901	47,721
Loews Corp.	2,011	79,616
MetLife, Inc.	6,989	215,052
XL Group PLC	2,051	42,353

		868,182

Insurance-Property/Casualty — 0.4%
Chubb Corp.	1,776	129,097
Progressive Corp.	4,012	79,197
Travelers Cos., Inc.	2,560	160,384

		368,678

Insurance-Reinsurance — 1.0%
Berkshire Hathaway, Inc., Class B†	11,573	981,853

Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	523	48,838

118

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Internet Security — 0.1%
Symantec Corp.†	4,743	$74,702
VeriSign, Inc.†	1,040	46,197

		120,899

Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	1,439	74,425
BlackRock, Inc.	843	143,529
Federated Investors, Inc., Class B	609	12,247
Franklin Resources, Inc.	934	107,363
Invesco, Ltd.	2,949	65,262
Legg Mason, Inc.	827	20,278
T. Rowe Price Group, Inc.	1,679	101,999

		525,103

Linen Supply & Related Items — 0.0%
Cintas Corp.	726	28,771

Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	4,293	361,514
Joy Global, Inc.	696	36,150

		397,664

Machinery-Farming — 0.2%
Deere & Co.	2,617	201,038

Machinery-General Industrial — 0.1%
Roper Industries, Inc.	641	63,747

Machinery-Pumps — 0.1%
Flowserve Corp.	359	43,073
Xylem, Inc.	1,220	29,255

		72,328

Medical Information Systems — 0.1%
Cerner Corp.†	965	71,333

Medical Instruments — 0.6%
Boston Scientific Corp.†	9,406	48,629
Edwards Lifesciences Corp.†	754	76,305
Intuitive Surgical, Inc.†	260	125,190
Medtronic, Inc.	6,848	269,948
St. Jude Medical, Inc.	2,065	77,148

		597,220

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	636	53,481
Quest Diagnostics, Inc.	1,043	60,943

		114,424

Medical Products — 0.8%
Baxter International, Inc.	3,623	211,982
Becton, Dickinson and Co.	1,333	100,921
CareFusion Corp.†	1,460	35,639
Covidien PLC	3,174	177,363
Hospira, Inc.†	1,087	37,773
Stryker Corp.	2,130	110,824
Varian Medical Systems, Inc.†	733	40,007
Zimmer Holdings, Inc.	1,159	68,300

		782,809

Medical-Biomedical/Gene — 1.4%
Alexion Pharmaceuticals, Inc.†	1,263	132,426
Amgen, Inc.	5,118	422,747
Biogen Idec, Inc.†	1,576	229,828
Celgene Corp.†	2,899	198,465
Gilead Sciences, Inc.†	4,984	270,781

Security Description	Shares	Value (Note 2)

Medical-Biomedical/Gene (continued)
Life Technologies Corp.†	1,174	$51,515

		1,305,762

Medical-Drugs — 5.1%
Abbott Laboratories	10,354	686,574
Allergan, Inc.	2,024	166,110
Bristol-Myers Squibb Co.	11,115	395,694
Eli Lilly & Co.	6,719	295,838
Forest Laboratories, Inc.†	1,748	58,645
Johnson & Johnson	18,074	1,251,082
Merck & Co., Inc.	20,016	884,107
Pfizer, Inc.	49,281	1,184,715

		4,922,765

Medical-Generic Drugs — 0.2%
Mylan, Inc.†	2,821	64,968
Perrigo Co.	614	70,008
Watson Pharmaceuticals, Inc.†	838	65,221

		200,197

Medical-HMO — 0.8%
Aetna, Inc.	2,286	82,433
Cigna Corp.	1,897	76,411
Coventry Health Care, Inc.	939	31,297
Humana, Inc.	1,074	66,158
UnitedHealth Group, Inc.	6,827	348,792
WellPoint, Inc.	2,177	116,012

		721,103

Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	2,722	12,576

Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	1,651	65,544
Cardinal Health, Inc.	2,277	98,116
McKesson Corp.	1,549	140,541

		304,201

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	955	148,560

Metal-Aluminum — 0.1%
Alcoa, Inc.	7,020	59,459

Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	6,246	210,303

Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	937	38,314

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	1,523	65,839

Multimedia — 1.4%
News Corp., Class A	13,864	319,149
Time Warner, Inc.	6,317	247,121
Viacom, Inc., Class B	3,474	162,271
Walt Disney Co.	11,763	578,034

		1,306,575

Networking Products — 0.6%
Cisco Systems, Inc.	35,255	562,317

Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	541	6,308

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	2,071	59,914

119

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Non-Hazardous Waste Disposal (continued)
Waste Management, Inc.	3,044	$104,714

		164,628

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	1,317	17,595
Xerox Corp.	8,869	61,462

		79,057

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	682	20,999

Oil & Gas Drilling — 0.3%
Diamond Offshore Drilling, Inc.	457	29,897
Ensco PLC, Class A	1,522	82,690
Helmerich & Payne, Inc.	706	32,829
Nabors Industries, Ltd.†	1,910	26,435
Noble Corp.	1,661	61,457
Rowan Cos. PLC, Class A†	816	28,666

		261,974

Oil Companies-Exploration & Production — 2.0%
Anadarko Petroleum Corp.	3,287	228,249
Apache Corp.	2,571	221,414
Cabot Oil & Gas Corp.	1,380	58,222
Chesapeake Energy Corp.	4,358	82,018
Denbury Resources, Inc.†	2,570	38,858
Devon Energy Corp.	2,661	157,318
EOG Resources, Inc.	1,773	173,772
EQT Corp.	984	55,498
Newfield Exploration Co.†	886	27,050
Noble Energy, Inc.	1,170	102,293
Occidental Petroleum Corp.	5,338	464,566
Pioneer Natural Resources Co.	809	71,702
QEP Resources, Inc.	1,173	35,225
Range Resources Corp.	1,067	66,794
Southwestern Energy Co.†	2,291	76,176
WPX Energy, Inc.†	1,308	20,863

		1,880,018

Oil Companies-Integrated — 5.3%
Chevron Corp.	12,985	1,422,897
ConocoPhillips	8,321	452,995
Exxon Mobil Corp.	30,774	2,672,722
Hess Corp.	2,000	94,320
Marathon Oil Corp.	4,641	122,847
Marathon Petroleum Corp.	2,241	105,999
Murphy Oil Corp.	1,277	68,524
Phillips 66	4,115	154,724

		5,095,028

Oil Field Machinery & Equipment — 0.4%
Cameron International Corp.†	1,620	81,437
FMC Technologies, Inc.†	1,573	70,974
National Oilwell Varco, Inc.	2,804	202,729

		355,140

Oil Refining & Marketing — 0.2%
Sunoco, Inc.	697	33,588
Tesoro Corp.†	923	25,521
Valero Energy Corp.	3,639	100,073

		159,182

Oil-Field Services — 1.0%
Baker Hughes, Inc.	2,885	133,633

Security Description	Shares	Value (Note 2)

Oil-Field Services (continued)
Halliburton Co.	6,074	$201,232
Schlumberger, Ltd.	8,776	625,378

		960,243

Paper & Related Products — 0.1%
International Paper Co.	2,876	94,362
MeadWestvaco Corp.	1,133	32,177

		126,539

Pharmacy Services — 0.3%
Express Scripts Holding Co.†	5,299	307,024

Pipelines — 0.5%
Kinder Morgan, Inc.	3,323	118,997
ONEOK, Inc.	1,367	60,845
Spectra Energy Corp.	4,295	131,814
Williams Cos., Inc.	4,117	130,879

		442,535

Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	1,186	14,374

Publishing-Books — 0.1%
McGraw-Hill Cos., Inc.	1,840	86,406

Publishing-Newspapers — 0.0%
Gannett Co., Inc.	1,545	21,800
Washington Post Co., Class B	31	10,493

		32,293

Quarrying — 0.0%
Vulcan Materials Co.	851	32,968

Real Estate Investment Trusts — 1.9%
American Tower Corp.	2,596	187,717
Apartment Investment & Management Co., Class A	930	25,510
AvalonBay Communities, Inc.	627	92,225
Boston Properties, Inc.	986	109,347
Equity Residential	1,978	125,227
HCP, Inc.	2,760	130,300
Health Care REIT, Inc.	1,407	87,558
Host Hotels & Resorts, Inc.	4,728	69,407
Kimco Realty Corp.	2,678	52,194
Plum Creek Timber Co., Inc.	1,062	43,107
ProLogis, Inc.	3,029	97,928
Public Storage	937	139,566
Simon Property Group, Inc.	1,995	320,178
Ventas, Inc.	1,902	127,909
Vornado Realty Trust	1,221	101,953
Weyerhaeuser Co.	3,537	82,589

		1,792,715

Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	2,157	33,606

Retail-Apparel/Shoe — 0.3%
Abercrombie & Fitch Co., Class A	542	18,320
Gap, Inc.	2,189	64,554
Limited Brands, Inc.	1,590	75,604
Ross Stores, Inc.	1,484	98,597
Urban Outfitters, Inc.†	733	22,393

		279,468

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	175	65,665

120

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail-Auto Parts (continued)
O’Reilly Automotive, Inc.†	829	$71,079

		136,744

Retail-Automobile — 0.1%
AutoNation, Inc.†	273	10,764
CarMax, Inc.†	1,501	41,773

		52,537

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	1,530	93,254

Retail-Building Products — 0.8%
Home Depot, Inc.	10,073	525,609
Lowe’s Cos., Inc.	7,743	196,440

		722,049

Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	857	13,729

Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	1,824	32,996

Retail-Discount — 1.6%
Big Lots, Inc.†	418	16,933
Costco Wholesale Corp.	2,845	273,632
Dollar Tree, Inc.†	1,525	76,769
Family Dollar Stores, Inc.	768	50,749
Target Corp.	4,351	263,888
Wal-Mart Stores, Inc.	11,357	845,302

		1,527,273

Retail-Drug Store — 0.6%
CVS Caremark Corp.	8,434	381,639
Walgreen Co.	5,678	206,452

		588,091

Retail-Jewelry — 0.0%
Tiffany & Co.	834	45,812

Retail-Major Department Stores — 0.3%
J.C. Penney Co., Inc.	964	21,700
Nordstrom, Inc.	1,054	57,064
Sears Holdings Corp.†	252	12,471
TJX Cos., Inc.	4,875	215,865

		307,100

Retail-Office Supplies — 0.1%
Staples, Inc.	4,535	57,776

Retail-Regional Department Stores — 0.2%
Kohl’s Corp.	1,578	78,458
Macy’s, Inc.	2,719	97,449

		175,907

Retail-Restaurants — 1.2%
Chipotle Mexican Grill, Inc.†	208	60,805
Darden Restaurants, Inc.	847	43,349
McDonald’s Corp.	6,688	597,640
Starbucks Corp.	4,991	225,992
Yum! Brands, Inc.	3,030	196,465

		1,124,251

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.†	1,610	18,435

Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	3,475	22,066

Security Description	Shares	Value (Note 2)

Savings & Loans/Thrifts (continued)
People’s United Financial, Inc.	2,342	$26,840

		48,906

Schools — 0.0%
Apollo Group, Inc., Class A†	664	18,061
DeVry, Inc.	387	7,597

		25,658

Semiconductor Components-Integrated Circuits — 0.8%
Analog Devices, Inc.	1,963	76,714
Linear Technology Corp.	1,515	48,859
QUALCOMM, Inc.	11,282	673,310

		798,883

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	8,435	91,857
KLA-Tencor Corp.	1,101	56,052
Lam Research Corp.†	1,325	45,593
Teradyne, Inc.†	1,228	18,064

		211,566

Steel-Producers — 0.1%
Nucor Corp.	2,086	81,771
United States Steel Corp.	947	19,556

		101,327

Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	704	21,141

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	9,988	113,963
JDS Uniphase Corp.†	1,523	14,986

		128,949

Telecommunication Equipment — 0.1%
Harris Corp.	748	31,154
Juniper Networks, Inc.†	3,484	61,075

		92,229

Telephone-Integrated — 2.6%
AT&T, Inc.	38,585	1,463,143
CenturyLink, Inc.	4,088	169,816
Frontier Communications Corp.	6,571	25,758
Verizon Communications, Inc.	18,697	843,983
Windstream Corp.	3,871	38,555

		2,541,255

Television — 0.2%
CBS Corp., Class B	4,265	142,707

Tobacco — 1.8%
Altria Group, Inc.	13,391	481,674
Lorillard, Inc.	858	110,373
Philip Morris International, Inc.	11,224	1,026,323
Reynolds American, Inc.	2,181	100,915

		1,719,285

Tools-Hand Held — 0.1%
Snap-on, Inc.	382	25,892
Stanley Black & Decker, Inc.	1,124	75,184

		101,076

Toys — 0.1%
Hasbro, Inc.	767	27,474
Mattel, Inc.	2,241	78,816

		106,290

121

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Transport-Rail — 0.7%
CSX Corp.	6,839	$156,887
Norfolk Southern Corp.	2,143	158,689
Union Pacific Corp.	3,133	384,137

		699,713

Transport-Services — 0.8%
C.H. Robinson Worldwide, Inc.	1,070	56,550
Expeditors International of Washington, Inc.	1,398	49,727
FedEx Corp.	2,075	187,372
Ryder System, Inc.	336	13,252
United Parcel Service, Inc., Class B	6,315	477,477

		784,378

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	1,342	97,912

Web Portals/ISP — 1.2%
Google, Inc., Class A†	1,673	1,058,959
Yahoo!, Inc.†	8,021	127,052

		1,186,011

Wireless Equipment — 0.2%
Crown Castle International Corp.†	1,696	104,949
Motorola Solutions, Inc.	1,922	92,909

		197,858

Total Common Stock (cost $78,928,009)		82,016,773

Security Description	Shares/ Principal Amount	Value (Note 2)

EXCHANGE-TRADED FUNDS — 8.7%
iShares S&P 500 Index Fund	31,864	$4,414,757
SPDR S&P 500 ETF Trust, Series 1	29,000	3,993,590

Total Exchange-Traded Funds (cost $8,229,756)		8,408,347

Total Long-Term Investment Securities (cost $87,157,765)		90,425,120

SHORT-TERM INVESTMENT SECURITIES — 0.4%
U.S. Government Treasuries — 0.4%
United States Treasury Bills
0.06% due 09/20/12(2)	$80,000	79,991
0.09% due 09/20/12(2)	275,000	274,968

(cost $354,959)		354,959

REPURCHASE AGREEMENT — 5.3%
State Street Bank and Trust Co. Joint Repurchase Agreement(3) (cost $5,071,000)	5,071,000	5,071,000

TOTAL INVESTMENTS (cost $92,583,724)(4)	99.7%	95,851,079
Other assets less liabilities	0.3	305,607

NET ASSETS	100.0%	$96,156,686

†	Non-income producing security
(1)	Security represents an investment in an affiliated company; See Note 8.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 3 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2012	Unrealized Appreciation (Depreciation)
77	Long	S&P 500 E-Mini Futures Index	September 2012	$5,233,073	$5,292,210	$59,137

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical — Drugs	$4,922,765	$—	$—	$4,922,765
Oil Companies — Integrated	5,095,028	—	—	5,095,028
Other Industries*	71,998,980	—	—	71,998,980
Exchange Traded Funds	8,408,347	—	—	8,408,347
Short-Term Investment Securities:
U.S. Government Treasuries	—	354,959	—	354,959
Repurchase Agreement	—	5,071,000	—	5,071,000
Other Financial Instruments@
Open Futures Contracts — Appreciation	59,137	—	—	59,137

Total	$90,484,257	$5,425,959	$—	$95,910,216

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

See Notes to Financial Statements

122

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO PROFILE — July 31, 2012 — (unaudited)

Industry Allocation*

Medical-Drugs	9.3%
Oil Companies-Integrated	5.7
Banks-Super Regional	5.0
Telephone-Integrated	4.7
Investment Management/Advisor Services	4.3
Chemicals-Diversified	4.1
Electric-Integrated	3.7
Pipelines	3.3
Banks-Commercial	3.2
Tobacco	2.9
Real Estate Investment Trusts	2.4
Semiconductor Components-Integrated Circuits	2.1
Retail-Restaurants	2.0
Gas-Distribution	1.9
Applications Software	1.9
Electric Products-Misc.	1.8
Food-Confectionery	1.8
Electronic Components-Semiconductors	1.8
Apparel Manufacturers	1.7
Computers	1.7
Oil Companies-Exploration & Production	1.6
Medical Products	1.6
Retail-Building Products	1.5
Time Deposits	1.5
Insurance-Life/Health	1.5
Retail-Apparel/Shoe	1.5
Insurance-Property/Casualty	1.2
Beverages-Non-alcoholic	1.2
Finance-Other Services	1.2
Food-Misc./Diversified	1.1
Insurance Brokers	1.1
Retail-Major Department Stores	1.1
Cable/Satellite TV	1.1
Tools-Hand Held	1.0
Diversified Manufacturing Operations	1.0
Non-Hazardous Waste Disposal	1.0
Semiconductor Equipment	1.0
Multimedia	1.0
Transport-Rail	1.0
Distribution/Wholesale	1.0
Aerospace/Defense-Equipment	1.0
Insurance-Reinsurance	1.0
Commercial Services-Finance	0.8
Computer Services	0.8
Instruments-Controls	0.8
Consumer Products-Misc.	0.7
Theaters	0.7
Retail-Mail Order	0.7
Cosmetics & Toiletries	0.6
Insurance-Multi-line	0.6
Retail-Jewelry	0.6
Containers-Metal/Glass	0.5
Transport-Services	0.5
Auto-Heavy Duty Trucks	0.5
Auto/Truck Parts & Equipment-Original	0.4
Water	0.3
Athletic Footwear	0.3

100.3%

*	Calculated as a percentage of net assets

123

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.8%
Aerospace/Defense-Equipment — 1.0%
United Technologies Corp.	40,580	$3,020,775

Apparel Manufacturers — 1.7%
Coach, Inc.	44,292	2,184,924
VF Corp.	20,900	3,120,370

		5,305,294

Applications Software — 1.9%
Microsoft Corp.	200,505	5,908,882

Athletic Footwear — 0.3%
NIKE, Inc., Class B	9,370	874,690

Auto-Heavy Duty Trucks — 0.5%
PACCAR, Inc.	38,966	1,559,030

Auto/Truck Parts & Equipment-Original — 0.4%
Johnson Controls, Inc.	48,290	1,190,349

Banks-Commercial — 3.2%
BB&T Corp.	88,855	2,787,381
Cullen/Frost Bankers, Inc.	53,260	2,945,811
M&T Bank Corp.	49,290	4,231,054

		9,964,246

Banks-Super Regional — 5.0%
US Bancorp	89,795	3,008,133
Wells Fargo & Co.	371,125	12,547,736

		15,555,869

Beverages-Non-alcoholic — 1.2%
Coca-Cola Co.	45,690	3,691,752

Cable/Satellite TV — 1.1%
Time Warner Cable, Inc.	39,765	3,377,241

Chemicals-Diversified — 4.1%
Air Products & Chemicals, Inc.	33,050	2,658,212
E.I. du Pont de Nemours & Co.	89,270	4,436,719
PPG Industries, Inc.	52,290	5,723,663

		12,818,594

Commercial Services-Finance — 0.8%
Automatic Data Processing, Inc.	45,560	2,576,418

Computer Services — 0.8%
Accenture PLC, Class A	41,890	2,525,967

Computers — 1.7%
Apple, Inc	8,553	5,223,830

Consumer Products-Misc. — 0.7%
Tupperware Brands Corp.	41,340	2,167,043

Containers-Metal/Glass — 0.5%
Greif, Inc., Class A	37,350	1,615,761

Cosmetics & Toiletries — 0.6%
Procter & Gamble Co.	28,845	1,861,656

Distribution/Wholesale — 1.0%
Genuine Parts Co.	29,535	1,891,126
Watsco, Inc.	17,530	1,190,988

		3,082,114

Diversified Manufacturing Operations — 1.0%
3M Co.	34,900	3,183,927

Electric Products-Misc. — 1.8%
Emerson Electric Co.	81,795	3,907,347

Security Description	Shares	Value (Note 2)

Electric Products-Misc. (continued)
Molex, Inc.	69,675	$1,750,236

		5,657,583

Electric-Integrated — 3.7%
CMS Energy Corp.	122,665	3,024,919
NextEra Energy, Inc.	49,775	3,529,047
Northeast Utilities	63,770	2,543,148
NV Energy, Inc.	67,150	1,228,174
Southern Co.	25,895	1,246,844

		11,572,132

Electronic Components-Semiconductors — 1.8%
Intel Corp.	92,830	2,385,731
Xilinx, Inc.	94,860	3,073,464

		5,459,195

Finance-Other Services — 1.2%
CME Group, Inc.	70,390	3,668,023

Food-Confectionery — 1.8%
Hershey Co.	50,230	3,603,500
J.M. Smucker Co.	25,550	1,962,240

		5,565,740

Food-Misc./Diversified — 1.1%
Kraft Foods, Inc., Class A	88,085	3,497,855

Gas-Distribution — 1.9%
Sempra Energy	85,750	6,037,657

Instruments-Controls — 0.8%
Honeywell International, Inc.	40,090	2,327,225

Insurance Brokers — 1.1%
Arthur J. Gallagher & Co.	96,985	3,441,028

Insurance-Life/Health — 1.5%
Prudential Financial, Inc.	95,485	4,610,016

Insurance-Multi-line — 0.6%
Cincinnati Financial Corp.	48,710	1,843,186

Insurance-Property/Casualty — 1.2%
OneBeacon Insurance Group, Ltd., Class A	56,689	719,383
Travelers Cos., Inc.	47,720	2,989,658

		3,709,041

Insurance-Reinsurance — 1.0%
Validus Holdings, Ltd.	92,020	2,993,411

Investment Management/Advisor Services — 4.3%
Ameriprise Financial, Inc.	34,005	1,758,739
BlackRock, Inc.	28,920	4,923,919
T. Rowe Price Group, Inc.	112,160	6,813,720

		13,496,378

Medical Products — 1.6%
Baxter International, Inc.	49,550	2,899,171
Becton, Dickinson and Co.	25,700	1,945,747

		4,844,918

Medical-Drugs — 9.3%
Abbott Laboratories	43,610	2,891,779
Johnson & Johnson	74,840	5,180,425
Merck & Co., Inc.	242,805	10,724,697
Pfizer, Inc.	414,400	9,962,176

		28,759,077

124

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Multimedia — 1.0%
Time Warner, Inc.	80,070	$3,132,338

Non-Hazardous Waste Disposal — 1.0%
Republic Services, Inc.	109,070	3,155,395

Oil Companies-Exploration & Production — 1.6%
Occidental Petroleum Corp.	58,036	5,050,873

Oil Companies-Integrated — 5.7%
Chevron Corp.	49,170	5,388,049
ConocoPhillips	109,970	5,986,767
Exxon Mobil Corp.	74,030	6,429,505

		17,804,321

Pipelines — 3.3%
Kinder Morgan, Inc.	52,790	1,890,410
ONEOK, Inc.	73,830	3,286,173
Spectra Energy Corp.	70,535	2,164,719
Williams Cos., Inc.	95,000	3,020,050

		10,361,352

Real Estate Investment Trusts — 2.4%
Alexandria Real Estate Equities, Inc.	27,350	2,009,678
National Health Investors, Inc.	27,945	1,500,367
Simon Property Group, Inc.	24,430	3,920,771

		7,430,816

Real Estate Management/Services — 0.0%
WP Carey & Co. LLC	1,930	89,127

Retail-Apparel/Shoe — 1.5%
Limited Brands, Inc.	95,845	4,557,430

Retail-Building Products — 1.5%
Home Depot, Inc.	90,710	4,733,248

Retail-Jewelry — 0.6%
Tiffany & Co.	33,150	1,820,930

Retail-Mail Order — 0.7%
Williams-Sonoma, Inc.	57,860	2,010,635

Retail-Major Department Stores — 1.1%
Nordstrom, Inc.	43,250	2,341,555
TJX Cos., Inc.	24,550	1,087,074

		3,428,629

Retail-Restaurants — 2.0%
Dunkin’ Brands Group, Inc.	52,950	1,603,326
McDonald’s Corp.	29,440	2,630,758
Yum! Brands, Inc.	32,240	2,090,442

		6,324,526

Semiconductor Components-Integrated Circuits — 2.1%
Analog Devices, Inc.	90,285	3,528,338
Linear Technology Corp.	95,285	3,072,941

		6,601,279

Semiconductor Equipment — 1.0%
KLA-Tencor Corp.	61,605	3,136,311

Telephone-Integrated — 4.7%
AT&T, Inc.	114,630	4,346,770
CenturyLink, Inc.	48,710	2,023,413
Verizon Communications, Inc.	183,880	8,300,343

		14,670,526

Security Description	Shares/ Principal Amount	Value (Note 2)

Theaters — 0.7%
Cinemark Holdings, Inc.	89,140	$2,084,093

Tobacco — 2.9%
Lorillard, Inc.	41,185	5,298,038
Philip Morris International, Inc.	38,925	3,559,302

		8,857,340

Tools-Hand Held — 1.0%
Snap-on, Inc.	47,050	3,189,049

Transport-Rail — 1.0%
Norfolk Southern Corp.	42,160	3,121,948

Transport-Services — 0.5%
United Parcel Service, Inc., Class B	20,800	1,572,688

Water — 0.3%
American Water Works Co., Inc.	24,660	893,925

Total Long-Term Investment Securities (cost $274,083,678)		307,012,682

SHORT-TERM INVESTMENT SECURITIES — 1.5%
Time Deposits — 1.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/01/2012 (cost $4,631,000)	$4,631,000	4,631,000

TOTAL INVESTMENTS (cost $278,714,678)(1)	100.3%	311,643,682
Liabilities in excess of other assets	(0.3)	(801,506)

NET ASSETS	100.0%	$310,842,176

(1)	See Note 3 for cost of investments on a tax basis.

125

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Banks-Super Regional	$15,555,869	$—	$—	$15,555,869
Medical-Drugs	28,759,077	—	—	28,759,077
Oil Companies - Integrated	17,804,321	—	—	17,804,321
Other Industries*	244,893,415	—	—	244,893,415
Short-Term Investment Securities:
Time Deposits	—	4,631,000	—	4,631,000

Total	$307,012,682	$4,631,000	$—	$311,643,682

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

See Notes to Financial Statements

126

SunAmerica Series Trust Equity Opportunities Portfolio

PORTFOLIO PROFILE — July 31, 2012 — (unaudited)

Industry Allocation*

Computers	7.9%
Diversified Banking Institutions	7.0
Medical-Drugs	5.4
Oil Companies-Integrated	4.9
Tobacco	4.6
Computer Services	4.3
E-Commerce/Products	4.0
Banks-Commercial	3.8
Publishing-Books	3.3
Oil Field Machinery & Equipment	3.3
Electronic Security Devices	3.0
Beverages-Non-alcoholic	2.9
Repurchase Agreements	2.9
Medical Products	2.8
Transport-Rail	2.5
Cellular Telecom	2.4
Transport-Services	2.3
Pharmacy Services	2.2
Aerospace/Defense	2.0
Food-Confectionery	2.0
Auto-Cars/Light Trucks	2.0
Oil Companies-Exploration & Production	1.9
Retail-Auto Parts	1.8
Insurance Brokers	1.7
Finance-Other Services	1.5
Electric-Generation	1.5
Quarrying	1.5
Retail-Major Department Stores	1.5
Web Portals/ISP	1.4
Semiconductor Components-Integrated Circuits	1.3
Finance-Credit Card	1.3
Consulting Services	1.2
Retail-Automobile	1.1
Medical-Generic Drugs	1.0
Computers-Memory Devices	1.0
Pipelines	0.9
Dialysis Centers	0.7
Decision Support Software	0.7
Telecom Equipment-Fiber Optics	0.7
Internet Content-Entertainment	0.7
Hotels/Motels	0.6
Retail-Restaurants	0.3

99.8%

*	Calculated as a percentage of net assets

127

SunAmerica Series Trust Equity Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.9%
Aerospace/Defense — 2.0%
Boeing Co.	23,210	$1,715,451

Auto-Cars/Light Trucks — 2.0%
Ford Motor Co.	182,100	1,682,604

Banks-Commercial — 3.8%
CIT Group, Inc.†	75,760	2,766,755
M&T Bank Corp.	5,060	434,351

		3,201,106

Beverages-Non-alcoholic — 2.9%
Dr Pepper Snapple Group, Inc.	54,370	2,478,185

Cellular Telecom — 2.4%
America Movil SAB de CV, Series L ADR	74,530	1,989,206

Computer Services — 4.3%
International Business Machines Corp.	18,470	3,619,751

Computers — 7.9%
Apple, Inc.†	10,850	6,626,746

Computers-Memory Devices — 1.0%
Western Digital Corp.†	20,620	820,057

Consulting Services — 1.2%
Towers Watson & Co., Class A	16,900	990,847

Decision Support Software — 0.7%
MSCI, Inc., Class A†	17,280	572,832

Dialysis Centers — 0.7%
DaVita, Inc.†	6,130	603,315

Diversified Banking Institutions — 7.0%
Citigroup, Inc.	113,384	3,076,108
JPMorgan Chase & Co.	79,120	2,848,320

		5,924,428

E-Commerce/Products — 4.0%
eBay, Inc.†	75,580	3,348,194

Electric-Generation — 1.5%
AES Corp.†	102,910	1,241,095

Electronic Security Devices — 3.0%
Tyco International, Ltd.	46,600	2,560,204

Finance-Credit Card — 1.3%
Discover Financial Services	30,600	1,100,376

Finance-Other Services — 1.5%
CME Group, Inc.	24,700	1,287,117

Food-Confectionery — 2.0%
J.M. Smucker Co.	22,060	1,694,208

Hotel/Motels — 0.6%
Hyatt Hotels Corp., Class A†	13,420	477,081

Insurance Brokers — 1.7%
Marsh & McLennan Cos., Inc.	44,140	1,465,889

Internet Content-Entertainment — 0.7%
Facebook, Inc., Class A†	25,040	543,618

Medical Products — 2.8%
Covidien PLC	42,830	2,393,340

Medical-Drugs — 5.4%
Abbott Laboratories	38,530	2,554,924
Bristol-Myers Squibb Co.	55,260	1,967,256

		4,522,180

Security Description	Shares	Value (Note 2)

Medical-Generic Drugs — 1.0%
Watson Pharmaceuticals, Inc.†	10,790	$839,786

Oil Companies-Exploration & Production — 1.9%
Noble Energy, Inc.	18,380	1,606,963

Oil Companies-Integrated — 4.9%
Chevron Corp.	37,750	4,136,645

Oil Field Machinery & Equipment — 3.3%
National Oilwell Varco, Inc.	38,050	2,751,015

Pharmacy Services — 2.2%
Express Scripts Holding Co.†	31,234	1,809,698

Pipelines — 0.9%
Kinder Morgan, Inc.	21,828	781,661

Publishing-Books — 3.3%
McGraw-Hill Cos., Inc.	59,200	2,780,032

Quarrying — 1.5%
Vulcan Materials Co.	31,880	1,235,031

Retail-Auto Parts — 1.8%
AutoZone, Inc.†	4,120	1,545,948

Retail-Automobile — 1.1%
CarMax, Inc.†	32,470	903,640

Retail-Major Department Stores — 1.5%
TJX Cos., Inc.	27,490	1,217,257

Retail-Restaurants — 0.3%
Yum! Brands, Inc.	3,940	255,470

Semiconductor Components-Integrated Circuits — 1.3%
QUALCOMM, Inc.	18,790	1,121,387

Telecom Equipment-Fiber Optics — 0.7%
Corning, Inc.	50,050	571,070

Tobacco — 4.6%
Philip Morris International, Inc.	42,760	3,909,974

Transport-Rail — 2.5%
CSX Corp.	85,780	1,967,793
QR National, Ltd.	49,900	167,808

		2,135,601

Transport-Services — 2.3%
United Parcel Service, Inc., Class B	26,100	1,973,421

Web Portals/ISP — 1.4%
Google, Inc., Class A†	1,830	1,158,335

Total Common Stock (cost $68,971,154)		81,590,764

WARRANTS — 0.0%
Pipelines — 0.0%
Kinder Morgan, Inc. Expires 02/15/17 (Strike price $40.00) (cost $4,776)	2,508	7,399

Total Long-Term Investment Securities (cost $68,975,930)		81,598,163

128

SunAmerica Series Trust Equity Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 2.9%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 07/31/12, to be repurchased 08/01/12 in the amount of $2,472,001 and collateralized by $2,370,000 of United States Treasury Notes, bearing interest at 2.38% due 02/28/15 and having an approximate value of $2,522,085. (cost $2,472,000)	$2,472,000	$2,472,000

TOTAL INVESTMENTS (cost $71,447,930)(1)	99.8%	84,070,163
Other assets less liabilities	0.2	169,466

NET ASSETS	100.0%	$84,239,629

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$6,626,746	$—	$—	$6,626,746
Diversified Banking Institutions	5,924,428	—	—	5,924,428
Medical — Drugs	4,522,180	—	—	4,522,180
Other Industries*	64,517,410	—	—	64,517,410
Warrants	7,399	—	—	7,399
Repurchase Agreement	—	2,472,000	—	2,472,000

Total	$81,598,163	$2,472,000	$—	$84,070,163

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

See Notes to Financial Statements

129

SunAmerica Series Trust Davis Venture Value Portfolio

PORTFOLIO PROFILE — July 31, 2012 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	7.7%
Finance-Credit Card	6.7
Banks-Super Regional	6.5
Retail-Drug Store	6.1
Insurance-Property/Casualty	5.1
Banks-Fiduciary	4.6
Commercial Paper	4.4
Insurance-Reinsurance	4.1
Web Portals/ISP	4.0
Insurance-Multi-line	3.9
Retail-Bedding	3.5
Retail-Discount	3.5
Agricultural Chemicals	3.4
Pharmacy Services	3.2
Multimedia	2.6
Diversified Banking Institutions	2.4
Electronic Components-Semiconductors	1.9
Real Estate Operations & Development	1.6
Beverages-Non-alcoholic	1.6
Chemicals-Diversified	1.4
Commercial Services	1.3
Beverages-Wine/Spirits	1.3
E-Commerce/Services	1.2
Transport-Services	1.1
Applications Software	1.1
Diversified Operations	1.1
Auto-Heavy Duty Trucks	0.9
Enterprise Software/Service	0.9
Brewery	0.8
Retail-Automobile	0.8
Tobacco	0.8
Industrial Gases	0.8
Oil-Field Services	0.7
Entertainment Software	0.7
Chemicals-Specialty	0.6
Oil & Gas Drilling	0.6
Finance-Investment Banker/Broker	0.6
E-Commerce/Products	0.5
Metal-Diversified	0.5
Diversified Minerals	0.5
Retail-Jewelry	0.4
Cellular Telecom	0.4
Computers	0.4
Motorcycle/Motor Scooter	0.4
Food-Misc./Diversified	0.4
Electric Products-Misc.	0.4
Investment Management/Advisor Services	0.3
Food-Wholesale/Distribution	0.3
Electronic Measurement Instruments	0.3
Building Products-Cement	0.3
Coal	0.2
Finance-Other Services	0.2
Cosmetics & Toiletries	0.2
Home Decoration Products	0.2
Distribution/Wholesale	0.2
Broadcast Services/Program	0.1
Containers-Paper/Plastic	0.1
Transport-Marine	0.1

99.9%

*	Calculated as a percentage of net assets

130

SunAmerica Series Trust Davis Venture Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 95.5%
Agricultural Chemicals — 3.4%
Monsanto Co.	363,089	$31,087,680
Potash Corp. of Saskatchewan, Inc.	221,007	9,759,669

		40,847,349

Applications Software — 1.1%
Microsoft Corp.	431,790	12,724,851

Auto-Heavy Duty Trucks — 0.9%
PACCAR, Inc.	266,730	10,671,867

Banks-Fiduciary — 4.6%
Bank of New York Mellon Corp.	2,575,240	54,801,107

Banks-Super Regional — 6.5%
Wells Fargo & Co.	2,294,749	77,585,464

Beverages-Non-alcoholic — 1.6%
Coca-Cola Co.	229,040	18,506,432

Beverages-Wine/Spirits — 1.3%
Diageo PLC ADR	144,950	15,495,155

Brewery — 0.8%
Heineken Holding NV	212,812	9,785,104

Broadcast Services/Program — 0.1%
Grupo Televisa SAB ADR	79,860	1,820,009

Building Products-Cement — 0.3%
Martin Marietta Materials, Inc.	46,800	3,516,552

Cellular Telecom — 0.4%
America Movil SAB de CV, Series L ADR	177,020	4,724,664

Chemicals-Diversified — 1.4%
Air Products & Chemicals, Inc.	207,300	16,673,139

Chemicals-Specialty — 0.6%
Ecolab, Inc.	110,710	7,245,970

Coal — 0.2%
China Coal Energy Co., Ltd.	3,022,100	2,786,441

Commercial Services — 1.3%
Iron Mountain, Inc.	488,152	15,723,376

Computers — 0.4%
Hewlett-Packard Co.	256,245	4,673,909

Containers-Paper/Plastic — 0.1%
Sealed Air Corp.	84,578	1,370,164

Cosmetics & Toiletries — 0.2%
Natura Cosmeticos SA	89,200	2,340,129

Distribution/Wholesale — 0.2%
Li & Fung, Ltd.	983,400	1,940,245

Diversified Banking Institutions — 2.4%
Goldman Sachs Group, Inc.	52,900	5,337,610
JPMorgan Chase & Co.	224,476	8,081,136
Julius Baer Group, Ltd.	406,000	14,554,952

		27,973,698

Diversified Minerals — 0.5%
BHP Billiton PLC	200,800	5,884,067

Diversified Operations — 1.1%
China Merchants Holdings International Co., Ltd.	4,050,176	12,560,993

E-Commerce/Products — 0.5%
Netflix, Inc.†	113,170	6,433,715

Security Description	Shares	Value (Note 2)

E-Commerce/Services — 1.2%
Expedia, Inc.	86,355	$4,921,371
Groupon, Inc.†	436,250	2,905,425
Liberty Interactive Corp., Class A†	336,400	6,300,772

		14,127,568

Electric Products-Misc. — 0.4%
Emerson Electric Co.	95,520	4,562,990

Electronic Components-Semiconductors — 1.9%
Intel Corp.	174,430	4,482,851
Texas Instruments, Inc.	665,880	18,138,571

		22,621,422

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	94,192	3,606,612

Enterprise Software/Service — 0.9%
Oracle Corp.	351,000	10,600,200

Entertainment Software — 0.7%
Activision Blizzard, Inc.	644,700	7,755,741

Finance-Credit Card — 6.7%
American Express Co.	1,260,630	72,750,957
Visa, Inc., Class A	54,480	7,031,734

		79,782,691

Finance-Investment Banker/Broker — 0.6%
Charles Schwab Corp.	535,210	6,759,702

Finance-Other Services — 0.2%
CME Group, Inc.	48,900	2,548,179

Food-Misc./Diversified — 0.4%
Nestle SA	39,240	2,413,563
Unilever NV	64,740	2,243,241

		4,656,804

Food-Wholesale/Distribution — 0.3%
Sysco Corp.	128,700	3,782,493

Forestry — 0.0%
Sino-Forest Corp.†*(1)(2)	25,000	0
Sino-Forest Corp.†(1)(2)	916,990	0

		0

Home Decoration Products — 0.2%
Hunter Douglas NV	56,620	2,051,641

Industrial Gases — 0.8%
Praxair, Inc.	86,500	8,975,240

Insurance-Multi-line — 3.9%
ACE, Ltd.	144,020	10,585,470
Loews Corp.	901,650	35,696,324

		46,281,794

Insurance-Property/Casualty — 5.1%
Alleghany Corp.†	53,246	18,412,999
Fairfax Financial Holdings, Ltd. (TSX)	6,820	2,567,234
Fairfax Financial Holdings, Ltd. (OTC)	17,490	6,581,487
Markel Corp.†	4,150	1,793,049
Progressive Corp.	1,596,900	31,522,806

		60,877,575

Insurance-Reinsurance — 4.1%
Berkshire Hathaway, Inc., Class A†	335	42,694,075
Everest Re Group, Ltd.	53,475	5,438,408

		48,132,483

131

SunAmerica Series Trust Davis Venture Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	76,000	$3,930,720

Metal-Diversified — 0.5%
Rio Tinto PLC	129,360	5,976,006

Motorcycle/Motor Scooter — 0.4%
Harley-Davidson, Inc.	108,110	4,673,595

Multimedia — 2.6%
Walt Disney Co.	623,100	30,619,134

Oil & Gas Drilling — 0.6%
Transocean, Ltd.	153,648	7,195,336

Oil Companies-Exploration & Production — 7.7%
Canadian Natural Resources, Ltd.	1,098,748	29,940,883
Devon Energy Corp.	252,432	14,923,780
EOG Resources, Inc.	97,490	9,554,995
Occidental Petroleum Corp.	419,642	36,521,443
OGX Petroleo e Gas Participacoes SA†	228,600	630,290

		91,571,391

Oil-Field Services — 0.7%
Schlumberger, Ltd.	111,760	7,964,018

Pharmacy Services — 3.2%
Express Scripts Holding Co.†	658,800	38,170,872

Real Estate Operations & Development — 1.6%
Brookfield Asset Management, Inc., Class A	234,676	7,934,395
Hang Lung Group, Ltd.	1,659,000	11,071,125

		19,005,520

Retail-Automobile — 0.8%
CarMax, Inc.†	334,620	9,312,475

Retail-Bedding — 3.5%
Bed Bath & Beyond, Inc.†	679,820	41,435,029

Retail-Discount — 3.5%
Costco Wholesale Corp.	428,492	41,212,361

Retail-Drug Store — 6.1%
CVS Caremark Corp.	1,521,726	68,858,101
Walgreen Co.	111,450	4,052,322

		72,910,423

Retail-Jewelry — 0.4%
Cie Financiere Richemont SA, Class A	31,800	1,806,115
Tiffany & Co.	65,030	3,572,098

		5,378,213

Tobacco — 0.8%
Philip Morris International, Inc.	99,205	9,071,305

Transport-Marine — 0.1%
China Shipping Development Co., Ltd.	2,329,200	958,148

Transport-Services — 1.1%
Kuehne & Nagel International AG	114,000	12,996,210

Web Portals/ISP — 4.0%
Google, Inc., Class A†	75,828	47,996,849

Total Long-Term Investment Securities (cost $852,183,714)		1,133,585,140

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 4.4%
Commercial Paper — 4.4%
Bank of Tokyo-Mitsubishi UFJ 0.18% due 08/01/2012	$15,000,000	$15,000,000
Societe Generale North America 0.17% due 08/01/2012	37,627,000	37,627,000

Total Short-Term Investment Securities (cost $52,627,000)		52,627,000

TOTAL INVESTMENTS (cost $904,810,714)(3)	99.9%	1,186,212,140
Other assets less liabilities	0.1	801,543

NET ASSETS	100.0%	$1,187,013,683

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2012, the aggregate value of these securities was $0 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At July 31, 2012, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

OTC — Over the Counter U.S.

TSX — Toronto Stock Exchange

132

SunAmerica Series Trust Davis Venture Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Super Regional	$77,585,464	$—	$—	$77,585,464
Finance-Credit Card	79,782,691	—	—	79,782,691
Insurance-Property/Casualty	60,877,575	—	—	60,877,575
Oil Companies-Exploration & Production	91,571,391	—	—	91,571,391
Retail-Drug Store	72,910,423	—	—	72,910,423
Other Industries*	750,857,596	—	0	750,857,596
Short-Term Investment Securities:
Commercial Paper	—	52,627,000	—	52,627,000

Total	$1,133,585,140	$52,627,000	$0	$1,186,212,140

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

133

SunAmerica Series Trust “Dogs” of Wall Street Portfolio

PORTFOLIO PROFILE — July 31, 2012 — (unaudited)

Industry Allocation*

Medical-Drugs	13.2%
Diversified Manufacturing Operations	6.8
Telephone-Integrated	6.5
Consumer Products-Misc.	6.5
Retail-Restaurants	6.4
Chemicals-Diversified	6.4
Aerospace/Defense	6.4
Food-Misc./Diversified	6.2
Retail-Drug Store	3.9
Distribution/Wholesale	3.4
Cosmetics & Toiletries	3.3
Electric Products-Misc.	3.3
Toys	3.3
Commercial Services-Finance	3.3
Oil Companies-Integrated	3.3
Semiconductor Components-Integrated Circuits	3.3
Beverages-Non-alcoholic	3.3
Diversified Banking Institutions	3.2
Food-Wholesale/Distribution	3.1
Tobacco	3.0
Repurchase Agreements	1.7

99.8%

*	Calculated as a percentage of net assets

134

SunAmerica Series Trust “Dogs” of Wall Street Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.1%
Aerospace/Defense — 6.4%
General Dynamics Corp.	41,941	$2,660,737
Northrop Grumman Corp.	43,604	2,886,585

		5,547,322

Beverages-Non-alcoholic — 3.3%
PepsiCo, Inc.	39,155	2,847,743

Chemicals-Diversified — 6.4%
Air Products & Chemicals, Inc.	34,798	2,798,803
E.I. du Pont de Nemours & Co.	56,051	2,785,735

		5,584,538

Commercial Services-Finance — 3.3%
Paychex, Inc.	88,292	2,886,266

Consumer Products-Misc. — 6.5%
Clorox Co.	38,316	2,785,956
Kimberly-Clark Corp.	33,023	2,870,029

		5,655,985

Cosmetics & Toiletries — 3.3%
Procter & Gamble Co.	45,279	2,922,307

Distribution/Wholesale — 3.4%
Genuine Parts Co.	46,046	2,948,325

Diversified Banking Institutions — 3.2%
JPMorgan Chase & Co.	76,367	2,749,212

Diversified Manufacturing Operations — 6.8%
Eaton Corp.	70,661	3,097,778
General Electric Co.	135,217	2,805,753

		5,903,531

Electric Products-Misc. — 3.3%
Emerson Electric Co.	61,027	2,915,260

Food-Misc./Diversified — 6.2%
General Mills, Inc.	71,078	2,750,718
Kellogg Co.	56,028	2,672,536

		5,423,254

Food-Wholesale/Distribution — 3.1%
Sysco Corp.	92,724	2,725,158

Medical-Drugs — 13.2%
Abbott Laboratories	42,869	2,842,643
Johnson & Johnson	40,744	2,820,300
Merck & Co., Inc.	66,203	2,924,187
Pfizer, Inc.	120,487	2,896,507

		11,483,637

Oil Companies-Integrated — 3.3%
Chevron Corp.	26,172	2,867,928

Retail-Drug Store — 3.9%
Walgreen Co.	92,786	3,373,699

Retail-Restaurants — 6.4%
Darden Restaurants, Inc.	54,636	2,796,271
McDonald’s Corp.	31,456	2,810,908

		5,607,179

Semiconductor Components-Integrated Circuits — 3.3%
Linear Technology Corp.	88,377	2,850,158

Telephone-Integrated — 6.5%
AT&T, Inc.	76,536	2,902,245

Security Description	Shares/ Principal Amount	Value (Note 2)

Telephone-Integrated (continued)
Verizon Communications, Inc.	61,665	$2,783,558

		5,685,803

Tobacco — 3.0%
Lorillard, Inc.	20,455	2,631,331

Toys — 3.3%
Hasbro, Inc.	81,178	2,907,796

Total Long-Term Investment Securities (cost $76,692,347)		85,516,432

REPURCHASE AGREEMENT — 1.7%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $1,483,000)	$1,483,000	1,483,000

TOTAL INVESTMENTS (cost $78,175,347)(2)	99.8%	86,999,432
Other assets less liabilities	0.2	165,584

NET ASSETS	100.0%	$87,165,016

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 3 for cost of investments on a tax basis.

135

SunAmerica Series Trust “Dogs” of Wall Street Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Aerospace/Defense	$5,547,322	$—	$—	$5,547,322
Chemicals-Diversified	5,584,538	—	—	5,584,538
Consumer Products-Misc.	5,655,985	—	—	5,655,985
Diversified Manufacturing Operations	5,903,531	—	—	5,903,531
Food-Misc/Diversified.	5,423,254	—	—	5,423,254
Medical-Drugs	11,483,637	—	—	11,483,637
Retail-Restaurants	5,607,179	—	—	5,607,179
Telephone-Integrated	5,685,803	—	—	5,685,803
Other Industries*	34,625,183	—	—	34,625,183
Repurchase Agreement	—	1,483,000	—	1,483,000

Total	$85,516,432	$1,483,000	$—	$86,999,432

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

See Notes to Financial Statements

136

SunAmerica Series Trust Alliance Growth Portfolio

PORTFOLIO PROFILE — July 31, 2012 — (unaudited)

Industry Allocation*

Computers	8.0%
Oil-Field Services	5.9
Applications Software	5.5
Web Portals/ISP	4.2
Diversified Manufacturing Operations	3.8
Multimedia	3.6
Medical-HMO	3.3
Internet Infrastructure Software	3.0
Time Deposits	2.7
Apparel Manufacturers	2.7
Enterprise Software/Service	2.7
Retail-Restaurants	2.6
Semiconductor Components-Integrated Circuits	2.6
Medical-Biomedical/Gene	2.5
Oil Companies-Exploration & Production	2.5
Tobacco	2.4
Medical Products	2.4
Oil Field Machinery & Equipment	2.4
Computer Services	2.4
Cable/Satellite TV	1.8
Medical-Drugs	1.7
Aerospace/Defense	1.7
Electronic Components-Semiconductors	1.6
Metal Processors & Fabrication	1.6
Diagnostic Kits	1.5
Finance-Credit Card	1.5
Agricultural Chemicals	1.5
Computer Aided Design	1.4
Electric Products-Misc.	1.4
E-Commerce/Products	1.4
Casino Hotels	1.3
Retail-Apparel/Shoe	1.2
Private Equity	1.0
Investment Management/Advisor Services	1.0
Food-Confectionery	1.0
E-Commerce/Services	1.0
Medical-Wholesale Drug Distribution	0.9
Cosmetics & Toiletries	0.9
Computers-Memory Devices	0.9
Finance-Other Services	0.8
Machinery-Pumps	0.8
Retail-Discount	0.8
Pharmacy Services	0.7
Machinery-General Industrial	0.7
Industrial Automated/Robotic	0.7
Motorcycle/Motor Scooter	0.7
Diversified Banking Institutions	0.6
Metal-Copper	0.6
Web Hosting/Design	0.6
Medical-Generic Drugs	0.6
Internet Content-Information/News	0.5
Real Estate Management/Services	0.5

100.1%

*	Calculated as a percentage of net assets

137

SunAmerica Series Trust Alliance Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.4%
Aerospace/Defense — 1.7%
Boeing Co.	80,405	$5,942,734

Agricultural Chemicals — 1.5%
Monsanto Co.	62,420	5,344,400

Apparel Manufacturers — 2.7%
Coach, Inc.	119,660	5,902,828
VF Corp.	24,930	3,722,049

		9,624,877

Applications Software — 5.5%
Citrix Systems, Inc.†	106,840	7,765,131
Intuit, Inc.	95,630	5,548,453
Red Hat, Inc.†	81,740	4,386,169
Salesforce.com, Inc.†	15,990	1,988,516

		19,688,269

Cable/Satellite TV — 1.8%
Comcast Corp., Class A	196,778	6,405,124

Casino Hotels — 1.3%
Las Vegas Sands Corp.	124,970	4,551,407

Computer Aided Design — 1.4%
ANSYS, Inc.†	85,295	5,114,288

Computer Services — 2.4%
Cognizant Technology Solutions Corp., Class A†	150,220	8,527,989

Computers — 8.0%
Apple, Inc.	47,050	28,736,258

Computers-Memory Devices — 0.9%
EMC Corp.†	117,147	3,070,423

Cosmetics & Toiletries — 0.9%
Estee Lauder Cos., Inc., Class A	63,790	3,341,320

Diagnostic Kits — 1.5%
IDEXX Laboratories, Inc.†	61,667	5,437,179

Diversified Banking Institutions — 0.6%
Goldman Sachs Group, Inc.	21,840	2,203,656

Diversified Manufacturing Operations — 3.8%
Danaher Corp.	181,901	9,606,192
Dover Corp.	76,750	4,180,572

		13,786,764

E-Commerce/Products — 1.4%
eBay, Inc.†	111,657	4,946,405

E-Commerce/Services — 1.0%
priceline.com, Inc.†	5,270	3,487,370

Electric Products-Misc. — 1.4%
AMETEK, Inc.	74,302	2,303,362
Emerson Electric Co.	55,410	2,646,936

		4,950,298

Electronic Components-Semiconductors — 1.6%
Broadcom Corp., Class A	75,366	2,553,400
Xilinx, Inc.	99,510	3,224,124

		5,777,524

Enterprise Software/Service — 2.7%
Informatica Corp.†	43,070	1,270,996
Oracle Corp.	273,270	8,252,754

		9,523,750

Security Description	Shares	Value (Note 2)

Finance-Credit Card — 1.5%
Visa, Inc., Class A	41,520	$5,358,986

Finance-Other Services — 0.8%
IntercontinentalExchange, Inc.†	21,170	2,777,927

Food-Confectionery — 1.0%
Hershey Co.	49,150	3,526,021

Industrial Automated/Robotic — 0.7%
Rockwell Automation, Inc.	37,411	2,520,005

Internet Content-Information/News — 0.5%
LinkedIn Corp., Class A†	19,420	1,993,463

Internet Infrastructure Software — 3.0%
F5 Networks, Inc.†	55,280	5,162,047
TIBCO Software, Inc.†	200,714	5,638,056

		10,800,103

Investment Management/Advisor Services — 1.0%
Affiliated Managers Group, Inc.†	31,880	3,557,489

Machinery-General Industrial — 0.7%
Roper Industries, Inc.	25,570	2,542,937

Machinery-Pumps — 0.8%
Flowserve Corp.	22,807	2,736,384

Medical Products — 2.4%
Covidien PLC	118,290	6,610,045
Stryker Corp.	39,670	2,064,030

		8,674,075

Medical-Biomedical/Gene — 2.5%
Biogen Idec, Inc.†	33,896	4,943,053
Gilead Sciences, Inc.†	27,130	1,473,973
Illumina, Inc.†	61,853	2,565,044

		8,982,070

Medical-Drugs — 1.7%
Allergan, Inc.	76,460	6,275,072

Medical-Generic Drugs — 0.6%
Perrigo Co.	17,740	2,022,715

Medical-HMO — 3.3%
UnitedHealth Group, Inc.	230,734	11,788,200

Medical-Wholesale Drug Distribution — 0.9%
McKesson Corp.	37,310	3,385,136

Metal Processors & Fabrication — 1.6%
Precision Castparts Corp.	36,160	5,625,050

Metal-Copper — 0.6%
Freeport-McMoRan Copper & Gold, Inc.	61,568	2,072,995

Motorcycle/Motor Scooter — 0.7%
Harley-Davidson, Inc.	56,937	2,461,387

Multimedia — 3.6%
Walt Disney Co.	262,402	12,894,434

Oil Companies-Exploration & Production — 2.5%
EOG Resources, Inc.	43,245	4,238,443
Noble Energy, Inc.	52,870	4,622,424

		8,860,867

Oil Field Machinery & Equipment — 2.4%
FMC Technologies, Inc.†	61,800	2,788,416
National Oilwell Varco, Inc.	79,700	5,762,310

		8,550,726

138

SunAmerica Series Trust Alliance Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil-Field Services — 5.9%
Halliburton Co.	103,080	$3,415,040
Oceaneering International, Inc.	99,427	5,139,382
Schlumberger, Ltd.	177,810	12,670,741

		21,225,163

Pharmacy Services — 0.7%
Express Scripts Holding Co.†	44,611	2,584,761

Private Equity — 1.0%
Blackstone Group LP	262,073	3,629,711

Real Estate Management/Services — 0.5%
CBRE Group, Inc., Class A†	124,140	1,934,101

Retail-Apparel/Shoe — 1.2%
PVH Corp.	52,671	4,183,658

Retail-Discount — 0.8%
Dollar General Corp.†	53,435	2,725,719

Retail-Restaurants — 2.6%
Chipotle Mexican Grill, Inc.†	18,900	5,525,037
Starbucks Corp.	86,870	3,933,474

		9,458,511

Semiconductor Components-Integrated Circuits — 2.6%
QUALCOMM, Inc.	153,590	9,166,251

Security Description	Shares/ Principal Amount	Value (Note 2)

Tobacco — 2.4%
Philip Morris International, Inc.	95,571	$8,739,012

Web Hosting/Design — 0.6%
Rackspace Hosting, Inc.†	47,110	2,067,187

Web Portals/ISP — 4.2%
Google, Inc., Class A†	23,995	15,188,115

Total Long-Term Investment Securities (cost $318,575,141)		348,768,266

SHORT-TERM INVESTMENT SECURITIES — 2.7%
Time Deposits — 2.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/01/2012 (cost $9,754,000)	$9,754,000	9,754,000

TOTAL INVESTMENTS (cost $328,329,141)(1)	100.1%	358,522,266
Liabilities in excess of other assets	(0.1)	(498,207)

NET ASSETS	100.0%	$358,024,059

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Applications Software	$19,688,269	$—	$—	$19,688,269
Computers	28,736,258	—	—	28,736,258
Oil -Field Services	21,225,163	—	—	21,225,163
Other Industries*	279,118,576	—	—	279,118,576
Short-Term Investment Securities:
Time Deposits	—	9,754,000	—	9,754,000

Total	$348,768,266	$9,754,000	$—	$358,522,266

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

See Notes to Financial Statements

139

SunAmerica Series Trust Capital Growth Portfolio

PORTFOLIO PROFILE — July 31, 2012 — (unaudited)

Industry Allocation*

Computers	8.7%
Medical-Drugs	6.5
Semiconductor Components-Integrated Circuits	4.0
Retail-Restaurants	3.3
E-Commerce/Products	3.2
Web Portals/ISP	3.0
Diversified Manufacturing Operations	2.8
Oil Companies-Exploration & Production	2.6
Transport-Rail	2.5
Oil Companies-Integrated	2.5
Finance-Credit Card	2.4
Cosmetics & Toiletries	2.4
Oil Field Machinery & Equipment	2.3
Repurchase Agreements	2.3
Medical-Biomedical/Gene	2.2
Retail-Discount	2.1
Applications Software	2.0
Electronic Components-Semiconductors	2.0
Machinery-Construction & Mining	2.0
Apparel Manufacturers	1.9
Multimedia	1.9
Beverages-Non-alcoholic	1.8
Oil-Field Services	1.7
Retail-Auto Parts	1.6
Retail-Major Department Stores	1.6
Brewery	1.5
Food-Misc./Diversified	1.5
Medical Products	1.4
Computers-Integrated Systems	1.4
Athletic Footwear	1.4
Transport-Services	1.3
Agricultural Chemicals	1.3
Aerospace/Defense-Equipment	1.3
Chemicals-Specialty	1.2
Tobacco	1.2
Metal Processors & Fabrication	1.2
Industrial Gases	1.2
Beverages-Wine/Spirits	1.1
Computer Services	1.1
Vitamins & Nutrition Products	1.1
Oil & Gas Drilling	1.0
Software Tools	1.0
Medical Information Systems	0.9
Telecom Equipment-Fiber Optics	0.9
Medical-Generic Drugs	0.9
Transport-Truck	0.8
Telecommunication Equipment	0.8
Retail-Jewelry	0.8
Auto/Truck Parts & Equipment-Original	0.8
Engines-Internal Combustion	0.8
Instruments-Controls	0.7
Banks-Commercial	0.7
Aerospace/Defense	0.6
Computers-Memory Devices	0.4
Chemicals-Diversified	0.3
Machinery-Farming	0.2
Retail-Bedding	0.1

100.2%

*	Calculated as a percentage of net assets

140

SunAmerica Series Trust Capital Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.9%
Aerospace/Defense — 0.6%
TransDigm Group, Inc.†	2,680	$330,605

Aerospace/Defense-Equipment — 1.3%
United Technologies Corp.	10,030	746,633

Agricultural Chemicals — 1.3%
Monsanto Co.	8,920	763,730

Apparel Manufacturers — 1.9%
Coach, Inc.	12,810	631,917
Ralph Lauren Corp.	3,440	496,530

		1,128,447

Applications Software — 2.0%
Intuit, Inc.	12,680	735,694
Salesforce.com, Inc.†	3,550	441,478

		1,177,172

Athletic Footwear — 1.4%
NIKE, Inc., Class B	8,690	811,211

Auto/Truck Parts & Equipment-Original — 0.8%
Johnson Controls, Inc.	18,640	459,476

Banks-Commercial — 0.7%
Standard Chartered PLC	18,824	432,221

Beverages-Non-alcoholic — 1.8%
Coca-Cola Co.	13,450	1,086,760

Beverages-Wine/Spirits — 1.1%
Brown-Forman Corp., Class B	7,290	682,052

Brewery — 1.5%
SABMiller PLC	20,900	903,416

Chemicals-Diversified — 0.3%
PPG Industries, Inc.	1,860	203,596

Chemicals-Specialty — 1.2%
Ecolab, Inc.	11,250	736,312

Computer Services — 1.1%
International Business Machines Corp.	3,260	638,895

Computers — 8.7%
Apple, Inc.†	8,480	5,179,245

Computers-Integrated Systems — 1.4%
Teradata Corp.†	12,280	830,374

Computers-Memory Devices — 0.4%
SanDisk Corp.†	6,190	254,595

Cosmetics & Toiletries — 2.4%
Colgate-Palmolive Co.	7,680	824,525
Estee Lauder Cos., Inc., Class A	11,530	603,941

		1,428,466

Diversified Manufacturing Operations — 2.8%
Danaher Corp.	17,560	927,344
Parker Hannifin Corp.	9,210	739,747

		1,667,091

E-Commerce/Products — 3.2%
Amazon.com, Inc.†	3,285	766,390
eBay, Inc.†	25,010	1,107,943

		1,874,333

Electronic Components-Semiconductors — 2.0%
Broadcom Corp., Class A†	21,190	717,917

Security Description	Shares	Value (Note 2)

Electronic Components-Semiconductors (continued)
Texas Instruments, Inc.	16,590	$451,912

		1,169,829

Engines-Internal Combustion — 0.8%
Cummins, Inc.	4,790	459,361

Finance-Credit Card — 2.4%
American Express Co.	11,620	670,590
Visa, Inc., Class A	6,010	775,711

		1,446,301

Food-Misc./Diversified — 1.5%
Nestle SA	14,275	878,023

Industrial Gases — 1.2%
Praxair, Inc.	6,920	718,019

Instruments-Controls — 0.7%
Mettler-Toledo International, Inc.†	2,830	438,084

Machinery-Construction & Mining — 2.0%
Caterpillar, Inc.	7,960	670,312
Joy Global, Inc.	9,580	497,585

		1,167,897

Machinery-Farming — 0.2%
Deere & Co.	1,690	129,826

Medical Information Systems — 0.9%
Cerner Corp.†	7,100	524,832

Medical Products — 1.4%
Baxter International, Inc.	14,510	848,980

Medical-Biomedical/Gene — 2.2%
Alexion Pharmaceuticals, Inc.†	4,090	428,837
Vertex Pharmaceuticals, Inc.†	17,540	850,865

		1,279,702

Medical-Drugs — 6.5%
Allergan, Inc.	12,780	1,048,854
Bristol-Myers Squibb Co.	27,170	967,252
Novo Nordisk A/S, Class B	6,811	1,052,368
Roche Holding AG	4,235	751,742

		3,820,216

Medical-Generic Drugs — 0.9%
Perrigo Co.	4,470	509,669

Metal Processors & Fabrication — 1.2%
Precision Castparts Corp.	4,650	723,354

Multimedia — 1.9%
Walt Disney Co.	22,870	1,123,832

Oil & Gas Drilling — 1.0%
Ensco PLC, Class A	11,050	600,346

Oil Companies-Exploration & Production — 2.6%
Noble Energy, Inc.	6,620	578,787
Occidental Petroleum Corp.	11,080	964,292

		1,543,079

Oil Companies-Integrated — 2.5%
Chevron Corp.	8,660	948,963
ConocoPhillips	4,830	262,945
Phillips 66	6,895	259,252

		1,471,160

141

SunAmerica Series Trust Capital Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Field Machinery & Equipment — 2.3%
Cameron International Corp.†	12,970	$652,002
National Oilwell Varco, Inc.	10,170	735,291

		1,387,293

Oil-Field Services — 1.7%
Schlumberger, Ltd.	14,090	1,004,053

Retail-Auto Parts — 1.6%
O’Reilly Automotive, Inc.†	10,910	935,423

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	1,280	78,016

Retail-Discount — 2.1%
Costco Wholesale Corp.	13,170	1,266,691

Retail-Jewelry — 0.8%
Tiffany & Co.	8,390	460,863

Retail-Major Department Stores — 1.6%
TJX Cos., Inc.	21,100	934,308

Retail-Restaurants — 3.3%
McDonald’s Corp.	14,440	1,290,359
Yum! Brands, Inc.	10,080	653,587

		1,943,946

Semiconductor Components-Integrated Circuits — 4.0%
QUALCOMM, Inc.	39,560	2,360,941

Software Tools — 1.0%
VMware, Inc., Class A†	6,460	586,310

Telecom Equipment-Fiber Optics — 0.9%
Corning, Inc.	45,730	521,779

Telecommunication Equipment — 0.8%
Juniper Networks, Inc.†	26,520	464,896

Security Description	Shares/ Principal Amount	Value (Note 2)

Tobacco — 1.2%
Philip Morris International, Inc.	7,930	$725,119

Transport-Rail — 2.5%
Kansas City Southern	6,310	459,368
Union Pacific Corp.	8,370	1,026,246

		1,485,614

Transport-Services — 1.3%
United Parcel Service, Inc., Class B	10,140	766,685

Transport-Truck — 0.8%
J.B. Hunt Transport Services, Inc.	8,550	470,421

Vitamins & Nutrition Products — 1.1%
Mead Johnson Nutrition Co.	8,550	623,808

Web Portals/ISP — 3.0%
Google, Inc., Class A†	2,765	1,750,162

Total Long-Term Investment Securities (cost $44,670,103)		57,953,468

REPURCHASE AGREEMENT — 2.3%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 07/31/2012, to be repurchased 08/01/2012 in the amount of $1,354,000 and collateralized by $1,300,000 of U.S. Treasury Notes, bearing interest at 2.38%, due 02/28/2015 and having an approximate value of $1,383,422 (cost $1,354,000)	$1,354,000	1,354,000

TOTAL INVESTMENTS (cost $46,024,103)(1)	100.2%	59,307,468
Liabilities in excess of other assets	(0.2)	(116,064)

NET ASSETS	100.0%	$59,191,404

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$5,179,245	$—	$—	$5,179,245
Medical-Drugs	3,820,216	—	—	3,820,216
Other Industries*	48,954,007	—	—	48,954,007
Repurchase Agreement	—	1,354,000	—	1,354,000

Total	$57,953,468	$1,354,000	$—	$59,307,468

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

See Notes to Financial Statements

142

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited)

Industry Allocation*

Computers	4.7%
Oil Companies-Integrated	4.4
Diversified Banking Institutions	4.3
Medical-Drugs	4.3
Diversified Manufacturing Operations	4.1
Multimedia	3.4
Finance-Credit Card	3.2
Electric-Integrated	3.1
Cosmetics & Toiletries	2.8
Oil Companies-Exploration & Production	2.8
Investment Management/Advisor Services	2.6
Electronic Components-Semiconductors	2.4
Oil Field Machinery & Equipment	2.4
Medical Products	2.4
Tobacco	2.4
Medical Instruments	2.3
Food-Misc./Diversified	2.3
Web Portals/ISP	2.2
Enterprise Software/Service	2.0
Retail-Discount	1.9
Computers-Memory Devices	1.9
Banks-Super Regional	1.8
Industrial Gases	1.8
Insurance-Multi-line	1.7
Medical-Biomedical/Gene	1.6
Aerospace/Defense-Equipment	1.6
Brewery	1.4
Instruments-Controls	1.4
Instruments-Scientific	1.4
Cable/Satellite TV	1.3
Real Estate Investment Trusts	1.3
Applications Software	1.3
Transport-Rail	1.2
Telephone-Integrated	1.2
Commercial Services-Finance	1.2
Commercial Paper	1.2
Transport-Services	1.1
Retail-Regional Department Stores	1.0
Networking Products	1.0
Banks-Fiduciary	1.0
Soap & Cleaning Preparation	0.9
Beverages-Wine/Spirits	0.9
Diversified Operations	0.9
Tools-Hand Held	0.9
Apparel Manufacturers	0.8
Oil-Field Services	0.8
Metal Processors & Fabrication	0.8
Engineering/R&D Services	0.7
Athletic Footwear	0.7
Medical-Generic Drugs	0.7
Computer Services	0.7
Retail-Apparel/Shoe	0.7
Chemicals-Diversified	0.6
Coatings/Paint	0.6
Auto-Cars/Light Trucks	0.6
Semiconductor Equipment	0.5
Internet Security	0.4
Auto/Truck Parts & Equipment-Original	0.2
Internet Content-Entertainment	0.2

100.0%

*	Calculated as a percentage of net assets

143

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.8%
Aerospace/Defense-Equipment — 1.6%
United Technologies Corp.	89,510	$6,663,124

Apparel Manufacturers — 0.8%
VF Corp.	22,640	3,380,152

Applications Software — 1.3%
Check Point Software Technologies, Ltd.†	75,770	3,680,149
Citrix Systems, Inc.†	20,520	1,491,394

		5,171,543

Athletic Footwear — 0.7%
NIKE, Inc., Class B	30,660	2,862,111

Auto-Cars/Light Trucks — 0.6%
Bayerische Motoren Werke AG	29,849	2,231,851

Auto/Truck Parts & Equipment-Original — 0.2%
Delphi Automotive PLC†	35,100	996,489

Banks-Fiduciary — 1.0%
Bank of New York Mellon Corp.	85,874	1,827,399
State Street Corp.	51,470	2,078,358

		3,905,757

Banks-Super Regional — 1.8%
Wells Fargo & Co.	219,060	7,406,419

Beverages-Wine/Spirits — 0.9%
Diageo PLC	139,653	3,737,562

Brewery — 1.4%
Heineken NV	103,980	5,636,263

Cable/Satellite TV — 1.3%
Comcast Corp., Class A	162,850	5,300,767

Chemicals-Diversified — 0.6%
Celanese Corp., Series A	68,800	2,623,344

Coatings/Paint — 0.6%
Sherwin-Williams Co.	18,400	2,472,040

Commercial Services-Finance — 1.2%
Mastercard, Inc., Class A	10,920	4,767,344

Computer Services — 0.7%
Accenture PLC, Class A	46,180	2,784,654

Computers — 4.7%
Apple, Inc.	31,480	19,226,725

Computers-Memory Devices — 1.9%
EMC Corp.†	296,200	7,763,402

Cosmetics & Toiletries — 2.8%
Colgate-Palmolive Co.	34,950	3,752,232
Procter & Gamble Co.	119,590	7,718,339

		11,470,571

Diversified Banking Institutions — 4.3%
Bank of America Corp.	359,500	2,638,730
Goldman Sachs Group, Inc.	58,650	5,917,785
JPMorgan Chase & Co.	253,270	9,117,720

		17,674,235

Diversified Manufacturing Operations — 4.1%
3M Co.	69,430	6,334,099
Danaher Corp.	193,850	10,237,218

		16,571,317

Security Description	Shares	Value (Note 2)

Diversified Operations — 0.9%
LVMH Moet Hennessy Louis Vuitton SA	24,465	$3,688,967

Electric-Integrated — 3.1%
Alliant Energy Corp.	67,080	3,133,307
American Electric Power Co., Inc.	99,530	4,204,147
CMS Energy Corp.	85,990	2,120,513
Wisconsin Energy Corp.	79,760	3,249,423

		12,707,390

Electronic Components-Semiconductors — 2.4%
Altera Corp.	117,410	4,162,184
Microchip Technology, Inc.	171,910	5,738,356

		9,900,540

Engineering/R&D Services — 0.7%
Fluor Corp.	60,750	3,011,985

Enterprise Software/Service — 2.0%
Oracle Corp.	269,480	8,138,296

Finance-Credit Card — 3.2%
American Express Co.	116,030	6,696,091
Visa, Inc., Class A	48,630	6,276,674

		12,972,765

Food-Misc./Diversified — 2.3%
Danone SA	93,530	5,694,123
General Mills, Inc.	94,850	3,670,695

		9,364,818

Industrial Gases — 1.8%
Linde AG	24,489	3,647,389
Praxair, Inc.	35,170	3,649,239

		7,296,628

Instruments-Controls — 1.4%
Honeywell International, Inc.	96,400	5,596,020

Instruments-Scientific — 1.4%
Thermo Fisher Scientific, Inc.	100,410	5,589,825

Insurance-Multi-line — 1.7%
ACE, Ltd.	92,100	6,769,350

Internet Content-Entertainment — 0.2%
Facebook, Inc., Class A†	27,810	603,755

Internet Security — 0.4%
VeriSign, Inc.†	33,220	1,475,632

Investment Management/Advisor Services — 2.6%
BlackRock, Inc.	35,073	5,971,529
Franklin Resources, Inc.	40,180	4,618,691

		10,590,220

Medical Instruments — 2.3%
Medtronic, Inc.	94,610	3,729,526
St. Jude Medical, Inc.	154,700	5,779,592

		9,509,118

Medical Products — 2.4%
Baxter International, Inc.	48,380	2,830,714
Covidien PLC	122,850	6,864,858

		9,695,572

Medical-Biomedical/Gene — 1.6%
Celgene Corp.†	35,870	2,455,660

144

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

Medical-Biomedical/Gene (continued)
Gilead Sciences, Inc.†	78,230	$4,250,236

		6,705,896

Medical-Drugs — 4.3%
Johnson & Johnson	109,310	7,566,438
Pfizer, Inc.	419,130	10,075,885

		17,642,323

Medical-Generic Drugs — 0.7%
Teva Pharmaceutical Industries, Ltd. ADR	68,120	2,785,427

Metal Processors & Fabrication — 0.8%
Precision Castparts Corp.	20,490	3,187,424

Multimedia — 3.4%
Viacom, Inc., Class B	80,910	3,779,306
Walt Disney Co.	201,310	9,892,373

		13,671,679

Networking Products — 1.0%
Cisco Systems, Inc.	259,960	4,146,362

Oil Companies-Exploration & Production — 2.8%
EOG Resources, Inc.	51,200	5,018,112
Occidental Petroleum Corp.	71,060	6,184,352

		11,202,464

Oil Companies-Integrated — 4.4%
Chevron Corp.	69,120	7,574,170
Exxon Mobil Corp.	120,010	10,422,868

		17,997,038

Oil Field Machinery & Equipment — 2.4%
Cameron International Corp.†	70,150	3,526,441
Dresser-Rand Group, Inc.†	61,010	2,837,575
National Oilwell Varco, Inc.	47,130	3,407,499

		9,771,515

Oil-Field Services — 0.8%
Schlumberger, Ltd.	45,460	3,239,480

Real Estate Investment Trusts — 1.3%
American Tower Corp.	73,050	5,282,246

Security Description	Shares	Value (Note 2)

Retail-Apparel/Shoe — 0.7%
Hennes & Mauritz AB, Class B	74,830	$2,769,546

Retail-Discount — 1.9%
Target Corp.	129,960	7,882,074

Retail-Regional Department Stores — 1.0%
Kohl’s Corp.	84,740	4,213,273

Semiconductor Equipment — 0.5%
ASML Holding NV	35,996	2,069,770

Soap & Cleaning Preparation — 0.9%
Reckitt Benckiser Group PLC	69,919	3,844,462

Telephone-Integrated — 1.2%
AT&T, Inc.	129,780	4,921,258

Tobacco — 2.4%
Philip Morris International, Inc.	104,950	9,596,628

Tools-Hand Held — 0.9%
Stanley Black & Decker, Inc.	52,970	3,543,163

Transport-Rail — 1.2%
Canadian National Railway Co.	57,370	5,053,150

Transport-Services — 1.1%
United Parcel Service, Inc., Class B	58,090	4,392,185

Web Portals/ISP — 2.2%
Google, Inc., Class A†	14,280	9,038,812

Total Long-Term Investment Securities (cost $348,288,237)		402,512,726

SHORT-TERM INVESTMENT SECURITIES — 1.2%
Commercial Paper — 1.2%
HSBC Americas, Inc. 0.06% due 08/01/12 (cost $4,748,000)	$4,748,000	4,748,000

TOTAL INVESTMENTS (cost $353,036,237) (1)	100.0%	407,260,726
Other assets less liabilities	0.0	148,766

NET ASSETS	100.0%	$407,409,492

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — America Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$402,512,726	$—	$—	$402,512,726
Short-Term Investment Securities:
Commercial Paper	—	4,748,000	—	4,748,000

Total	$402,512,726	$4,748,000	$—	$407,260,726

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

See Notes to Financial Statements

145

SunAmerica Series Trust Fundamental Growth Portfolio

PORTFOLIO PROFILE — July 31, 2012 — (unaudited)

Industry Allocation*

Computers	8.0%
Medical-Drugs	7.4
Repurchase Agreements	5.2
Medical-Biomedical/Gene	4.1
E-Commerce/Products	4.0
Retail-Discount	3.6
Retail-Restaurants	3.1
Transport-Rail	3.0
Finance-Credit Card	2.9
Web Portals/ISP	2.9
Commercial Services-Finance	2.8
Beverages-Non-alcoholic	2.8
Retail-Major Department Stores	2.6
Electronic Components-Semiconductors	2.4
Applications Software	2.2
Semiconductor Components-Integrated Circuits	2.2
Retail-Apparel/Shoe	2.2
Wireless Equipment	2.2
Agricultural Chemicals	2.0
Food-Retail	1.9
Internet Infrastructure Software	1.9
Retail-Building Products	1.8
Medical Information Systems	1.8
Pipelines	1.8
Diversified Manufacturing Operations	1.6
Medical Instruments	1.5
E-Commerce/Services	1.5
Food-Confectionery	1.4
Software Tools	1.3
Computers-Integrated Systems	1.3
Athletic Footwear	1.3
Distribution/Wholesale	1.3
Oil Companies-Exploration & Production	1.2
Television	1.0
Metal Processors & Fabrication	1.0
Vitamins & Nutrition Products	1.0
Investment Management/Advisor Services	0.9
Engines-Internal Combustion	0.9
Machinery-Construction & Mining	0.8
Computer Services	0.8
Banks-Super Regional	0.8
Oil-Field Services	0.7
Machinery-Farming	0.7
Oil & Gas Drilling	0.7
Rental Auto/Equipment	0.7
Retail-Perfume & Cosmetics	0.6
Internet Content-Information/News	0.5
Apparel Manufacturers	0.3
Computer Aided Design	0.2

98.8%

*	Calculated as a percentage of net assets

146

SunAmerica Series Trust Fundamental Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 93.6%
Agricultural Chemicals — 2.0%
Monsanto Co.	36,920	$3,161,090

Apparel Manufacturers — 0.3%
Coach, Inc.	10,840	534,737

Applications Software — 2.2%
Citrix Systems, Inc.†	30,656	2,228,078
Red Hat, Inc.†	25,640	1,375,842

		3,603,920

Athletic Footwear — 1.3%
NIKE, Inc., Class B	21,740	2,029,429

Banks-Super Regional — 0.8%
Capital One Financial Corp.	21,370	1,207,191

Beverages-Non-alcoholic — 2.8%
Coca-Cola Co.	32,460	2,622,768
Monster Beverage Corp.†	27,270	1,812,637

		4,435,405

Commercial Services-Finance — 2.8%
Alliance Data Systems Corp.†	19,310	2,510,300
Mastercard, Inc., Class A	4,640	2,025,685

		4,535,985

Computer Aided Design — 0.2%
Autodesk, Inc.†	9,530	323,258

Computer Services — 0.8%
Cognizant Technology Solutions Corp., Class A†	21,360	1,212,607

Computers — 8.0%
Apple, Inc.	20,954	12,797,865

Computers-Integrated Systems — 1.3%
Teradata Corp.†	30,200	2,042,124

Distribution/Wholesale — 1.3%
WW Grainger, Inc.	9,795	2,006,310

Diversified Manufacturing Operations — 1.6%
Danaher Corp.	49,990	2,639,972

E-Commerce/Products — 4.0%
Amazon.com, Inc.†	9,007	2,101,333
eBay, Inc.†	96,630	4,280,709

		6,382,042

E-Commerce/Services — 1.5%
priceline.com, Inc.†	3,520	2,329,325

Electronic Components-Semiconductors — 2.4%
Avago Technologies, Ltd.	62,870	2,326,190
Broadcom Corp., Class A	46,350	1,570,338

		3,896,528

Engines-Internal Combustion — 0.9%
Cummins, Inc.	14,884	1,427,376

Finance-Credit Card — 2.9%
Discover Financial Services	37,780	1,358,569
Visa, Inc., Class A	26,070	3,364,855

		4,723,424

Food-Confectionery — 1.4%
Hershey Co.	31,090	2,230,397

Security Description	Shares	Value (Note 2)

Food-Retail — 1.9%
Whole Foods Market, Inc.	33,810	$3,103,082

Internet Content-Information/News — 0.5%
LinkedIn Corp., Class A†	7,710	791,432

Internet Infrastructure Software — 1.9%
F5 Networks, Inc.†	17,150	1,601,467
TIBCO Software, Inc.†	51,980	1,460,118

		3,061,585

Investment Management/Advisor Services — 0.9%
Affiliated Managers Group, Inc.†	4,203	469,013
Ameriprise Financial, Inc.	20,180	1,043,709

		1,512,722

Machinery-Construction & Mining — 0.8%
Caterpillar, Inc.	15,180	1,278,308

Machinery-Farming — 0.7%
Deere & Co.	13,980	1,073,944

Medical Information Systems — 1.8%
Cerner Corp.†	38,270	2,828,918

Medical Instruments — 1.5%
Intuitive Surgical, Inc.†	5,050	2,431,575

Medical-Biomedical/Gene — 4.1%
Alexion Pharmaceuticals, Inc.†	20,883	2,189,583
Celgene Corp.†	14,820	1,014,577
Gilead Sciences, Inc.†	48,580	2,639,351
Vertex Pharmaceuticals, Inc.†	14,000	679,140

		6,522,651

Medical-Drugs — 7.4%
Abbott Laboratories	66,590	4,415,583
Allergan, Inc.	26,145	2,145,720
Bristol-Myers Squibb Co.	80,120	2,852,272
Novo Nordisk A/S ADR	15,720	2,429,369

		11,842,944

Metal Processors & Fabrication — 1.0%
Precision Castparts Corp.	10,070	1,566,489

Oil & Gas Drilling — 0.7%
Ensco PLC, Class A	19,750	1,073,017

Oil Companies-Exploration & Production — 1.2%
Pioneer Natural Resources Co.	21,550	1,909,976

Oil-Field Services — 0.7%
Schlumberger, Ltd.	16,680	1,188,617

Pipelines — 1.8%
Williams Cos., Inc.	88,700	2,819,773

Rental Auto/Equipment — 0.7%
Hertz Global Holdings, Inc.†	93,225	1,049,713

Retail-Apparel/Shoe — 2.2%
Limited Brands, Inc.	57,540	2,736,027
Lululemon Athletica, Inc.†	14,390	812,747

		3,548,774

Retail-Building Products — 1.8%
Home Depot, Inc.	55,310	2,886,076

Retail-Discount — 3.6%
Costco Wholesale Corp.	16,900	1,625,442

147

SunAmerica Series Trust Fundamental Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail-Discount (continued)
Dollar General Corp.†	80,044	$4,083,044

		5,708,486

Retail-Major Department Stores — 2.6%
Nordstrom, Inc.	44,430	2,405,440
TJX Cos., Inc.	40,320	1,785,370

		4,190,810

Retail-Perfume & Cosmetics — 0.6%
Ulta Salon Cosmetics & Fragrance, Inc.	11,408	968,311

Retail-Restaurants — 3.1%
Starbucks Corp.	53,580	2,426,102
Yum! Brands, Inc.	39,990	2,592,952

		5,019,054

Semiconductor Components-Integrated Circuits — 2.2%
QUALCOMM, Inc.	60,260	3,596,317

Software Tools — 1.3%
VMware, Inc., Class A†	22,860	2,074,774

Television — 1.0%
CBS Corp., Class B	49,560	1,658,278

Transport-Rail — 3.0%
Kansas City Southern	28,140	2,048,592
Union Pacific Corp.	22,109	2,710,784

		4,759,376

Vitamins & Nutrition Products — 1.0%
Mead Johnson Nutrition Co.	21,230	1,548,941

Security Description	Shares/ Principal Amount	Value (Note 2)

Web Portals/ISP — 2.9%
Baidu, Inc. ADR†	10,660	$1,284,743
Google, Inc., Class A†	5,400	3,418,038

		4,702,781

Wireless Equipment — 2.2%
Crown Castle International Corp.†	56,410	3,490,651

Total Long-Term Investment Securities (cost $132,484,396)		149,726,360

REPURCHASE AGREEMENT — 5.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 07/31/12, to be repurchased 08/01/12 in the amount of $8,437,002 and collateralized by $8,170,000 of United States Treasury Notes, bearing interest at 2.38% due 10/31/14 and having approximate value of $8,609,138 (cost $8,437,000)	$8,437,000	8,437,000

TOTAL INVESTMENTS (cost $140,921,396)(1)	98.8%	158,163,360
Other assets less liabilities	1.2	1,840,208

NET ASSETS	100.0%	$160,003,568

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Computers	$12,797,865	$—	$—	$12,797,865
Medical-Drugs	11,842,944	—	—	11,842,944
Other Industries*	125,085,551	—	—	125,085,551
Repurchase Agreement	—	8,437,000	—	8,437,000

Total	$149,726,360	$8,437,000	$—	$158,163,360

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

See Notes to Financial Statements

148

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO PROFILE — July 31, 2012 — (unaudited)

Industry Allocation*

Computers	8.5%
Medical-Biomedical/Gene	6.4
Repurchase Agreements	5.5
Medical-Drugs	3.5
Tobacco	3.3
Semiconductor Components-Integrated Circuits	3.2
Oil Companies-Exploration & Production	3.1
Enterprise Software/Service	3.0
Applications Software	2.9
E-Commerce/Products	2.6
Cable/Satellite TV	2.5
Retail-Discount	2.3
Retail-Apparel/Shoe	2.3
Finance-Credit Card	2.3
Retail-Restaurants	2.2
Oil-Field Services	2.1
Commercial Services-Finance	2.1
Computers-Memory Devices	2.1
Instruments-Controls	2.1
Electronic Components-Semiconductors	1.9
Pharmacy Services	1.9
Aerospace/Defense-Equipment	1.8
Multimedia	1.8
Food-Retail	1.7
Transport-Rail	1.7
Telephone-Integrated	1.5
Wireless Equipment	1.4
Apparel Manufacturers	1.4
Diversified Manufacturing Operations	1.4
Medical Instruments	1.3
Beverages-Non-alcoholic	1.2
Electric Products-Misc.	1.1
Investment Management/Advisor Services	1.1
Finance-Other Services	1.1
Motorcycle/Motor Scooter	1.1
Aerospace/Defense	1.0
Oil Field Machinery & Equipment	1.0
Oil & Gas Drilling	1.0
Beverages-Wine/Spirits	0.9
Metal-Copper	0.8
Software Tools	0.8
Banks-Super Regional	0.8
Retail-Vitamins & Nutrition Supplements	0.7
Diagnostic Kits	0.7
Distribution/Wholesale	0.7
Medical-Generic Drugs	0.7
Chemicals-Diversified	0.6
Diversified Banking Institutions	0.6
Transport-Services	0.6
Computers-Integrated Systems	0.6
Networking Products	0.6
Web Hosting/Design	0.5
Internet Application Software	0.5
Electronic Design Automation	0.5
Metal Processors & Fabrication	0.5
Internet Content-Information/News	0.5

100.0%

*	Calculated as a percentage of net assets

149

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 94.5%
Aerospace/Defense — 1.0%
Boeing Co.	11,391	$841,909

Aerospace/Defense-Equipment — 1.8%
United Technologies Corp.	20,576	1,531,677

Apparel Manufacturers — 1.4%
Michael Kors Holdings, Ltd.†	28,608	1,181,224

Applications Software — 2.9%
Red Hat, Inc.†	22,622	1,213,897
Salesforce.com, Inc.†	9,686	1,204,551

		2,418,448

Banks-Super Regional — 0.8%
Capital One Financial Corp.	11,362	641,839

Beverages-Non-alcoholic — 1.2%
PepsiCo, Inc.	14,493	1,054,076

Beverages-Wine/Spirits — 0.9%
Beam, Inc.	12,085	759,905

Cable/Satellite TV — 2.5%
Comcast Corp., Class A	52,264	1,701,193
DISH Network Corp., Class A	14,674	451,372

		2,152,565

Chemicals-Diversified — 0.6%
FMC Corp.	9,720	531,684

Commercial Services-Finance — 2.1%
Alliance Data Systems Corp.†	5,779	751,270
Mastercard, Inc., Class A	2,327	1,015,898

		1,767,168

Computers — 8.5%
Apple, Inc.	11,753	7,178,262

Computers-Integrated Systems — 0.6%
Teradata Corp.†	7,247	490,042

Computers-Memory Devices — 2.1%
EMC Corp.†	67,233	1,762,177

Diagnostic Kits — 0.7%
IDEXX Laboratories, Inc.†	7,081	624,332

Distribution/Wholesale — 0.7%
Fossil, Inc.†	8,491	608,720

Diversified Banking Institutions — 0.6%
Goldman Sachs Group, Inc.	5,131	517,718

Diversified Manufacturing Operations — 1.4%
General Electric Co.	56,823	1,179,077

E-Commerce/Products — 2.6%
Amazon.com, Inc.†	6,462	1,507,584
eBay, Inc.†	15,736	697,105

		2,204,689

Electric Products-Misc. — 1.1%
AMETEK, Inc.	31,266	969,246

Electronic Components-Semiconductors — 1.9%
Broadcom Corp., Class A	34,193	1,158,459
Skyworks Solutions, Inc.†	15,898	459,929

		1,618,388

Electronic Design Automation — 0.5%
Cadence Design Systems, Inc.†	34,625	423,118

Security Description	Shares	Value (Note 2)

Enterprise Software/Service — 3.0%
Oracle Corp.	82,961	$2,505,422

Finance-Credit Card — 2.3%
Visa, Inc., Class A	14,717	1,899,523

Finance-Other Services — 1.1%
IntercontinentalExchange, Inc.†	7,199	944,653

Food-Retail — 1.7%
Whole Foods Market, Inc.	15,952	1,464,075

Instruments-Controls — 2.1%
Honeywell International, Inc.	30,296	1,758,683

Internet Application Software — 0.5%
Splunk, Inc.†	14,672	431,357

Internet Content-Information/News — 0.5%
LinkedIn Corp., Class A†	3,839	394,073

Investment Management/Advisor Services — 1.1%
Affiliated Managers Group, Inc.†	8,565	955,768

Medical Instruments — 1.3%
Intuitive Surgical, Inc.†	2,257	1,086,746

Medical-Biomedical/Gene — 6.4%
Alexion Pharmaceuticals, Inc.†	10,852	1,137,832
Amgen, Inc.	15,199	1,255,437
Biogen Idec, Inc.†	10,294	1,501,174
Gilead Sciences, Inc.†	27,538	1,496,140

		5,390,583

Medical-Drugs — 3.5%
Abbott Laboratories	15,462	1,025,285
Allergan, Inc.	8,804	722,545
Pfizer, Inc.	49,350	1,186,374

		2,934,204

Medical-Generic Drugs — 0.7%
Perrigo Co.	4,866	554,821

Metal Processors & Fabrication — 0.5%
Precision Castparts Corp.	2,684	417,523

Metal-Copper — 0.8%
Freeport-McMoRan Copper & Gold, Inc.	19,239	647,777

Motorcycle/Motor Scooter — 1.1%
Harley-Davidson, Inc.	20,893	903,204

Multimedia — 1.8%
Walt Disney Co.	30,962	1,521,473

Networking Products — 0.6%
Palo Alto Networks, Inc.†	8,340	476,548

Oil & Gas Drilling — 1.0%
Ensco PLC ADR	15,018	815,928

Oil Companies-Exploration & Production — 3.1%
Anadarko Petroleum Corp.	14,883	1,033,476
Apache Corp.	4,053	349,044
Southwestern Energy Co.†	37,100	1,233,575

		2,616,095

Oil Field Machinery & Equipment — 1.0%
Cameron International Corp.†	16,433	826,087

Oil-Field Services — 2.1%
Schlumberger, Ltd.	25,122	1,790,194

Pharmacy Services — 1.9%
Express Scripts Holding Co.†	27,839	1,612,992

150

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail-Apparel/Shoe — 2.3%
Lululemon Athletica, Inc.†	11,788	$665,786
Urban Outfitters, Inc.†	40,560	1,239,108

		1,904,894

Retail-Discount — 2.3%
Costco Wholesale Corp.	15,301	1,471,650
Target Corp.	8,197	497,148

		1,968,798

Retail-Restaurants — 2.2%
McDonald’s Corp.	9,102	813,355
Starbucks Corp.	22,279	1,008,793

		1,822,148

Retail-Vitamins & Nutrition Supplements — 0.7%
GNC Holdings, Inc., Class A	16,220	624,957

Semiconductor Components-Integrated Circuits — 3.2%
Analog Devices, Inc.	13,415	524,258
QUALCOMM, Inc.	36,522	2,179,633

		2,703,891

Software Tools — 0.8%
VMware, Inc., Class A†	7,098	644,214

Telephone-Integrated — 1.5%
Verizon Communications, Inc.	28,264	1,275,837

Tobacco — 3.3%
Philip Morris International, Inc.	30,179	2,759,568

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport-Rail — 1.7%
CSX Corp.	62,530	$1,434,438

Transport-Services — 0.6%
FedEx Corp.	5,605	506,132

Web Hosting/Design — 0.5%
Equinix, Inc.†	2,496	444,737

Wireless Equipment — 1.4%
Crown Castle International Corp.†	19,740	1,221,511

Total Long-Term Investment Securities (cost $76,591,837)		79,715,118

REPURCHASE AGREEMENT — 5.5%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $4,671,000)	$4,671,000	4,671,000

TOTAL INVESTMENTS (cost $81,262,837)(2)	100.0%	84,386,118
Other assets less liabilities	0.0	4,899

NET ASSETS	100.0%	$84,391,017

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$7,178,262	$—	$—	$7,178,262
Medical-Biomedical/Gene	5,390,583	—	—	5,390,583
Other Industries*	67,146,273	—	—	67,146,273
Repurchase Agreement	—	4,671,000	—	4,671,000

Total	$79,715,118	$4,671,000	$—	$84,386,118

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

See Notes to Financial Statements

151

SunAmerica Series Trust Real Estate Portfolio

PORTFOLIO PROFILE — July 31, 2012 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	91.7%
Commercial Paper	5.4
Real Estate Operations & Development	3.6

100.7%

*	Calculated as a percentage of net assets

152

SunAmerica Series Trust Real Estate Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 92.9%
Real Estate Investment Trusts — 89.3%
Alexandria Real Estate Equities, Inc.	332,163	$24,407,337
American Campus Communities, Inc.	264,781	12,619,463
American Tower Corp.	121,360	8,775,542
AvalonBay Communities, Inc.	60,120	8,843,051
BioMed Realty Trust, Inc.	459,530	8,639,164
Boston Properties, Inc.	99,905	11,079,465
Brandywine Realty Trust	504,885	5,998,034
CBL & Associates Properties, Inc.	451,200	8,902,176
Coresite Realty Corp.	95,509	2,546,270
Corporate Office Properties Trust	226,442	5,040,599
DCT Industrial Trust, Inc.	1,448,300	9,066,358
DDR Corp.	470,710	7,079,478
Digital Realty Trust, Inc.	278,052	21,707,520
DuPont Fabros Technology, Inc.	328,677	8,841,411
EastGroup Properties, Inc.	175,790	9,401,249
Education Realty Trust, Inc.	616,320	7,223,270
Entertainment Properties Trust	107,070	4,835,281
Equity Residential	130,730	8,276,516
Essex Property Trust, Inc.	57,808	9,096,667
Federal Realty Investment Trust	57,240	6,219,698
Host Hotels & Resorts, Inc.	564,930	8,293,172
Kimco Realty Corp.	354,330	6,905,892
LaSalle Hotel Properties	211,040	5,541,910
Macerich Co.	160,340	9,365,460
Post Properties, Inc.	172,960	8,933,384
Potlatch Corp.	60,020	2,077,292
ProLogis, Inc.	104,100	3,365,553
Public Storage	65,560	9,765,162
Rayonier, Inc.	211,180	10,071,174
Simon Property Group, Inc.	125,996	20,221,098
SL Green Realty Corp.	78,980	6,219,675
Taubman Centers, Inc.	49,900	3,868,248
Ventas, Inc.	151,560	10,192,410
Vornado Realty Trust	123,197	10,286,950
Weyerhaeuser Co.	312,620	7,299,677

		311,005,606

Security Description	Shares/ Principal Amount	Value (Note 2)

Real Estate Operations & Development — 3.6%
Forest City Enterprises, Inc., Class A†	894,461	$12,620,844

Total Common Stock (cost $269,739,694)		323,626,450

PREFERRED STOCK — 2.4%
Real Estate Investment Trusts — 2.4%
CBL & Associates Properties, Inc. 7.38%	75,800	1,932,142
Digital Realty Trust, Inc. Series D 5.50%	53,000	2,598,654
DuPont Fabros Technology, Inc. Series B 7.63%	53,600	1,417,184
ProLogis, Inc. Series M 6.75%	93,800	2,365,636

Total Preferred Stock (cost $4,278,661)		8,313,616

Total Long-Term Investment Securities (cost $274,018,355)		331,940,066

SHORT-TERM INVESTMENT SECURITIES — 5.4%
Commercial Paper — 5.4%
Bank of Tokyo-Mitsubishi UFJ 0.18% due 08/01/2012	$6,144,000	6,143,816
Societe Generale North America 0.17% due 08/01/2012	12,769,000	12,769,000

Total Short-Term Investment Securities (cost $18,912,816)		18,912,816

TOTAL INVESTMENTS (cost $292,931,171)(1)	100.7%	350,852,882
Liabilities in excess of other assets	(0.7)	(2,374,718)

NET ASSETS	100.0%	$348,478,164

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Real Estate Investment Trusts	$311,005,606	$—	$—	$311,005,606
Other Industries*	12,620,844	—	—	12,620,844
Preferred Stock	8,313,616	—	—	8,313,616
Short-Term Investment Securities:
Commercial Paper	—	18,912,816	—	18,912,816

Total	$331,940,066	$18,912,816	$—	$350,852,882

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

See Notes to Financial Statements

153

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO PROFILE — July 31, 2012 — (unaudited)

Industry Allocation*

Diversified Manufacturing Operations	5.5%
Oil & Gas Drilling	4.0
Retail-Apparel/Shoe	3.6
Insurance-Life/Health	3.2
Insurance-Reinsurance	3.2
U.S. Government Agencies	3.1
Steel-Producers	3.0
Insurance-Property/Casualty	2.8
Oil-Field Services	2.7
Medical Products	2.6
Electronic Components-Misc.	2.6
Machine Tools & Related Products	2.4
Transport-Marine	2.4
Home Furnishings	2.3
Metal Processors & Fabrication	2.3
Building-Mobile Home/Manufactured Housing	2.3
Chemicals-Specialty	2.2
Retail-Automobile	2.2
Machinery-General Industrial	2.1
Transport-Services	1.9
Building & Construction Products-Misc.	1.9
Banks-Commercial	1.8
Building-Heavy Construction	1.6
Coatings/Paint	1.6
Repurchase Agreements	1.5
Building Products-Wood	1.3
Aerospace/Defense-Equipment	1.3
Transport-Rail	1.3
Retail-Hair Salons	1.2
Miscellaneous Manufacturing	1.2
Lasers-System/Components	1.1
Oil Companies-Exploration & Production	1.1
Building Products-Doors & Windows	1.0
Machinery-Electrical	1.0
Identification Systems	1.0
Building-Maintance & Services	1.0
Auto/Truck Parts & Equipment-Original	1.0
Retail-Computer Equipment	0.9
Machinery-Construction & Mining	0.9
Insurance-Multi-line	0.9
Medical Sterilization Products	0.9
Environmental Monitoring & Detection	0.9
Leisure Products	0.9
Building-Residential/Commercial	0.9
Chemicals-Plastics	0.9
Distribution/Wholesale	0.9
Engines-Internal Combustion	0.9
Food-Misc./Diversified	0.8
Engineering/R&D Services	0.8
Machinery-Pumps	0.8
Instruments-Controls	0.7
Electric-Integrated	0.7
Human Resources	0.7
Advanced Materials	0.7
Auto-Truck Trailers	0.7
Circuit Boards	0.6
Industrial Automated/Robotic	0.6
Retail-Home Furnishings	0.6
Apparel Manufacturers	0.6
Insurance Brokers	0.6
Power Converter/Supply Equipment	0.6

Airlines	0.5%
Retail-Leisure Products	0.5
Data Processing/Management	0.4
Retail-Major Department Stores	0.4
Wire & Cable Products	0.4
Semiconductor Equipment	0.4
Retail-Discount	0.3
Batteries/Battery Systems	0.1
Coal	0.1

99.9%

*	Calculated as a percentage of net assets

154

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 95.3%
Advanced Materials — 0.7%
Ceradyne, Inc.	76,200	$1,676,400

Aerospace/Defense-Equipment — 1.3%
AAR Corp.	216,400	3,075,044

Airlines — 0.5%
SkyWest, Inc.	180,800	1,265,600

Apparel Manufacturers — 0.6%
Maidenform Brands, Inc.†	72,600	1,530,408

Auto-Truck Trailers — 0.7%
Wabash National Corp.†	246,000	1,667,880

Auto/Truck Parts & Equipment-Original — 1.0%
Autoliv, Inc.	41,300	2,336,341

Banks-Commercial — 1.8%
Chemical Financial Corp.	72,100	1,617,203
Oriental Financial Group, Inc.	96,300	999,594
Peoples Bancorp, Inc.	26,000	568,360
Trustco Bank Corp.	236,000	1,300,360

		4,485,517

Batteries/Battery Systems — 0.1%
EnerSys†	9,100	310,765

Building & Construction Products-Misc. — 1.9%
Drew Industries, Inc.†	50,000	1,343,000
Gibraltar Industries, Inc.†	102,100	971,992
Simpson Manufacturing Co., Inc.	91,800	2,225,232

		4,540,224

Building Products-Doors & Windows — 1.0%
Apogee Enterprises, Inc.	148,600	2,405,834

Building Products-Wood — 1.3%
Universal Forest Products, Inc.	97,300	3,106,789

Building-Heavy Construction — 1.6%
Granite Construction, Inc.	154,300	3,996,370

Building-Maintance & Services — 1.0%
ABM Industries, Inc.	125,700	2,338,020

Building-Mobile Home/Manufactured Housing — 2.3%
Thor Industries, Inc.	168,800	4,849,624
Winnebago Industries, Inc.†	68,500	693,905

		5,543,529

Building-Residential/Commercial — 0.9%
M/I Homes, Inc.†	64,500	1,070,055
MDC Holdings, Inc.	35,200	1,121,472

		2,191,527

Chemicals-Plastics — 0.9%
A. Schulman, Inc.	99,700	2,179,442

Chemicals-Specialty — 2.2%
Cabot Corp.	64,100	2,499,900
H.B. Fuller Co.	42,900	1,253,538
Sensient Technologies Corp.	43,100	1,527,895

		5,281,333

Circuit Boards — 0.6%
Multi-Fineline Electronix, Inc.†	59,200	1,549,264

Coal — 0.1%
Arch Coal, Inc.	19,100	137,711
CONSOL Energy, Inc.	3,200	92,736

Security Description	Shares	Value (Note 2)

Coal (continued)
Peabody Energy Corp.	2,700	$56,376

		286,823

Coatings/Paint — 1.6%
RPM International, Inc.	145,000	3,842,500

Data Processing/Management — 0.4%
Schawk, Inc.	90,000	1,024,200

Distribution/Wholesale — 0.9%
Ingram Micro, Inc., Class A†	143,300	2,148,067

Diversified Manufacturing Operations — 5.5%
A.O. Smith Corp.	21,550	1,065,001
Carlisle Cos., Inc.	67,800	3,423,222
EnPro Industries, Inc.†	82,200	2,833,434
Pentair, Inc.	43,380	1,901,345
Trinity Industries, Inc.	150,000	4,200,000

		13,423,002

Electric-Integrated — 0.7%
NV Energy, Inc.	96,000	1,755,840

Electronic Components-Misc. — 2.6%
Benchmark Electronics, Inc.†	228,900	3,607,464
Gentex Corp.	166,000	2,657,660

		6,265,124

Engineering/R&D Services — 0.8%
EMCOR Group, Inc.	70,000	1,843,100

Engines-Internal Combustion — 0.9%
Briggs & Stratton Corp.	120,000	2,092,800

Environmental Monitoring & Detection — 0.9%
Mine Safety Appliances Co.	65,000	2,230,800

Food-Misc./Diversified — 0.8%
Lancaster Colony Corp.	29,800	2,064,842

Home Furnishings — 2.3%
American Woodmark Corp.†	82,000	1,366,940
Ethan Allen Interiors, Inc.	29,300	604,459
Hooker Furniture Corp.	70,500	831,195
La-Z-Boy, Inc.†	239,800	2,868,008

		5,670,602

Human Resources — 0.7%
Insperity, Inc.	64,000	1,679,360

Identification Systems — 1.0%
Brady Corp., Class A	90,300	2,395,659

Industrial Automated/Robotic — 0.6%
Nordson Corp.	30,000	1,537,800

Instruments-Controls — 0.7%
Watts Water Technologies, Inc., Class A	52,700	1,772,828

Insurance Brokers — 0.6%
Arthur J. Gallagher & Co.	42,700	1,514,996

Insurance-Life/Health — 3.2%
Protective Life Corp.	195,600	5,459,196
StanCorp Financial Group, Inc.	82,000	2,440,320

		7,899,516

Insurance-Multi-line — 0.9%
Old Republic International Corp.	280,000	2,256,800

Insurance-Property/Casualty — 2.8%
Hanover Insurance Group, Inc.	80,400	2,819,628

155

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Insurance-Property/Casualty (continued)
HCC Insurance Holdings, Inc.	41,500	$1,271,560
RLI Corp.	7,400	476,634
Tower Group, Inc.	121,600	2,266,624

		6,834,446

Insurance-Reinsurance — 3.2%
Aspen Insurance Holdings, Ltd.	103,000	2,960,220
Montpelier Re Holdings, Ltd.	125,000	2,532,500
Validus Holdings, Ltd.	68,358	2,223,686

		7,716,406

Lasers-System/Components — 1.1%
Rofin-Sinar Technologies, Inc.†	148,100	2,685,053

Leisure Products — 0.9%
Brunswick Corp.	99,700	2,192,403

Machine Tools & Related Products — 2.4%
Kennametal, Inc.	86,100	3,177,090
Lincoln Electric Holdings, Inc.	68,800	2,743,744

		5,920,834

Machinery-Construction & Mining — 0.9%
Astec Industries, Inc.†	77,900	2,274,680

Machinery-Electrical — 1.0%
Franklin Electric Co., Inc.	42,500	2,397,425

Machinery-General Industrial — 2.1%
Applied Industrial Technologies, Inc.	36,900	1,371,204
Gardner Denver, Inc.	52,300	2,980,054
Roper Industries, Inc.	8,100	805,545

		5,156,803

Machinery-Pumps — 0.8%
Graco, Inc.	40,000	1,835,200

Medical Products — 2.6%
Hill-Rom Holdings, Inc.	64,200	1,678,830
Teleflex, Inc.	44,800	2,855,552
West Pharmaceutical Services, Inc.	35,500	1,767,190

		6,301,572

Medical Sterilization Products — 0.9%
STERIS Corp.	74,100	2,232,633

Metal Processors & Fabrication — 2.3%
CIRCOR International, Inc.	28,500	877,515
Kaydon Corp.	85,300	1,799,830
Mueller Industries, Inc.	65,300	2,783,739
Timken Co.	5,600	202,720

		5,663,804

Miscellaneous Manufacturing — 1.2%
Aptargroup, Inc.	16,600	830,166
Hillenbrand, Inc.	118,800	2,054,052

		2,884,218

Oil & Gas Drilling — 4.0%
Atwood Oceanics, Inc.†	86,600	3,856,298
Rowan Cos. PLC, Class A†	84,000	2,950,920
Unit Corp.†	71,900	2,858,744

		9,665,962

Oil Companies-Exploration & Production — 1.1%
Energen Corp.	50,000	2,560,500

Security Description	Shares/ Principal Amount	Value (Note 2)

Oil-Field Services — 2.7%
Helix Energy Solutions Group, Inc.†	165,600	$2,960,928
Oil States International, Inc.†	48,000	3,489,600

		6,450,528

Power Converter/Supply Equipment — 0.6%
Powell Industries, Inc.†	42,900	1,470,183

Retail-Apparel/Shoe — 3.6%
Brown Shoe Co., Inc.	183,600	2,526,336
Cato Corp., Class A	91,000	2,548,000
Christopher & Banks Corp.	150,000	327,000
Men’s Wearhouse, Inc.	124,000	3,379,000

		8,780,336

Retail-Automobile — 2.2%
Group 1 Automotive, Inc.	98,200	5,278,250

Retail-Computer Equipment — 0.9%
GameStop Corp., Class A	142,000	2,274,840

Retail-Discount — 0.3%
Fred’s, Inc., Class A	48,300	685,860

Retail-Hair Salons — 1.2%
Regis Corp.	176,800	2,991,456

Retail-Home Furnishings — 0.6%
Pier 1 Imports, Inc.	93,000	1,533,570

Retail-Leisure Products — 0.5%
West Marine, Inc.†	111,800	1,143,714

Retail-Major Department Stores — 0.4%
Saks, Inc.†	96,000	1,001,280

Semiconductor Equipment — 0.4%
Cohu, Inc.	100,500	864,300

Steel-Producers — 3.0%
Commercial Metals Co.	88,000	1,134,320
Reliance Steel & Aluminum Co.	75,200	3,871,296
Steel Dynamics, Inc.	185,000	2,384,650

		7,390,266

Transport-Marine — 2.4%
Overseas Shipholding Group, Inc.	67,900	388,388
Teekay Corp.	41,879	1,286,942
Tidewater, Inc.	84,500	4,104,165

		5,779,495

Transport-Rail — 1.3%
Genesee & Wyoming, Inc., Class A†	49,500	3,071,970

Transport-Services — 1.9%
Bristow Group, Inc.	99,500	4,554,115

Wire & Cable Products — 0.4%
General Cable Corp.†	33,300	870,129

Total Long-Term Investment Securities (cost $215,743,784)		231,647,177

SHORT-TERM INVESTMENT SECURITIES — 3.1%
U.S. Government Agencies — 3.1%
Federal Home Loan Bank Disc. Notes 0.00% due 08/01/2012 (cost $7,500,000)	$7,500,000	7,500,000

156

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 1.5%
State Street Bank & Trust Co. bearing interest at 0.01% dated 07/31/12 to be repurchased 08/01/12 in the amount of $3,692,001 and collateralized by $3,655,000 of United States Treasury Notes, bearing interest at 1.75% due 03/31/14 and having approximate value of $3,769,124 (cost $3,692,000)	$3,692,000	$3,692,000

TOTAL INVESTMENTS (cost $226,935,784)(1)	99.9%	242,839,177
Other assets less liabilities	0.1	208,237

NET ASSETS	100.0%	$243,047,414

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Diversified Manufacturing Operations	$13,423,002	$—	$—	$13,423,002
Other Industries*	218,224,175	—	—	218,224,175
Short-Term Investment Securities:
U.S. Government Agencies	—	7,500,000	—	7,500,000
Repurchase Agreement	—	3,692,000	—	3,692,000

Total	$231,647,177	$11,192,000	$—	$242,839,177

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

See Notes to Financial Statements

157

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO PROFILE — July 31, 2012 — (unaudited)

Industry Allocation*

Commercial Services-Finance	4.7%
Oil Companies-Exploration & Production	4.4
Electronic Components-Semiconductors	4.2
Applications Software	3.9
Medical-Biomedical/Gene	3.8
Diversified Manufacturing Operations	3.3
Medical-Generic Drugs	3.1
Apparel Manufacturers	2.6
Coatings/Paint	2.3
Retail-Apparel/Shoe	2.3
Internet Infrastructure Software	2.2
Auto/Truck Parts & Equipment-Original	2.1
Motorcycle/Motor Scooter	1.8
Medical Instruments	1.7
Retail-Bedding	1.7
Retail-Sporting Goods	1.7
Medical-HMO	1.7
Semiconductor Equipment	1.7
Transport-Truck	1.6
Medical-Drugs	1.6
Chemicals-Diversified	1.6
Investment Management/Advisor Services	1.6
Oil Field Machinery & Equipment	1.6
Filtration/Separation Products	1.6
Hazardous Waste Disposal	1.5
Distribution/Wholesale	1.4
Vitamins & Nutrition Products	1.4
Banks-Commercial	1.3
Retail-Catalog Shopping	1.2
E-Commerce/Services	1.2
Aerospace/Defense	1.2
Electronic Measurement Instruments	1.2
Computer Services	1.1
Multimedia	1.1
Broadcast Services/Program	1.1
Retail-Misc./Diversified	1.0
Cruise Lines	1.0
Retail-Pet Food & Supplies	1.0
Computers-Integrated Systems	1.0
Finance-Leasing Companies	1.0
Retail-Vitamins & Nutrition Supplements	1.0
Insurance-Reinsurance	1.0
Repurchase Agreements	1.0
Casino Services	0.9
Private Equity	0.9
Building-Residential/Commercial	0.9
Computer Data Security	0.9
Publishing-Periodicals	0.9
Retirement/Aged Care	0.8
Chemicals-Specialty	0.8
Machinery-General Industrial	0.8
Transactional Software	0.8
Finance-Investment Banker/Broker	0.8
Computers-Memory Devices	0.8
Engineering/R&D Services	0.8
Therapeutics	0.8
Industrial Automated/Robotic	0.8
Hotels/Motels	0.7
Retail-Restaurants	0.7
Web Hosting/Design	0.7
Wireless Equipment	0.7
Medical Products	0.7

Internet Content-Information/News	0.7
Communications Software	0.6
Auto-Cars/Light Trucks	0.6
Building & Construction Products-Misc.	0.6
Internet Application Software	0.5
Engines-Internal Combustion	0.5
Coffee	0.4
Networking Products	0.2

99.8%

*	Calculated as a percentage of net assets

158

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.8%
Aerospace/Defense — 1.2%
TransDigm Group, Inc.†	18,271	$2,253,911

Apparel Manufacturers — 2.6%
Michael Kors Holdings, Ltd.†	51,900	2,142,951
VF Corp.	18,900	2,821,770

		4,964,721

Applications Software — 3.9%
Citrix Systems, Inc.†	35,500	2,580,140
Nuance Communications, Inc.†	105,400	2,144,890
Red Hat, Inc.†	48,100	2,581,046

		7,306,076

Auto-Cars/Light Trucks — 0.6%
Tesla Motors, Inc.†	42,500	1,165,350

Auto/Truck Parts & Equipment-Original — 2.1%
Allison Transmission Holdings, Inc.	101,900	1,916,739
BorgWarner, Inc.†	31,400	2,106,940

		4,023,679

Banks-Commercial — 1.3%
BOK Financial Corp.	37,600	2,124,024
Signature Bank†	4,000	258,000

		2,382,024

Broadcast Services/Program — 1.1%
Discovery Communications, Inc., Class A†	40,000	2,025,200

Building & Construction Products-Misc. — 0.6%
Armstrong World Industries, Inc.	28,800	1,113,120

Building-Residential/Commercial — 0.9%
Toll Brothers, Inc.†	58,400	1,703,528

Casino Services — 0.9%
International Game Technology	156,006	1,765,988

Chemicals-Diversified — 1.6%
FMC Corp.	55,500	3,035,850

Chemicals-Specialty — 0.8%
WR Grace & Co.†	28,000	1,569,120

Coatings/Paint — 2.3%
Sherwin-Williams Co.	32,600	4,379,810

Coffee — 0.4%
Green Mountain Coffee Roasters, Inc.†	37,100	677,446

Commercial Services-Finance — 4.7%
Alliance Data Systems Corp.†	32,200	4,186,000
FleetCor Technologies, Inc.†	53,500	1,975,220
Moody’s Corp.	65,000	2,634,450

		8,795,670

Communications Software — 0.6%
SolarWinds, Inc.†	22,400	1,195,936

Computer Data Security — 0.9%
Fortinet, Inc.†	67,500	1,620,675

Computer Services — 1.1%
IHS, Inc., Class A†	18,700	2,062,049

Computers-Integrated Systems — 1.0%
MICROS Systems, Inc.†	39,300	1,876,182

Computers-Memory Devices — 0.8%
NetApp, Inc.†	46,000	1,502,820

Cruise Lines — 1.0%
Royal Caribbean Cruises, Ltd.	76,900	1,920,962

Security Description	Shares	Value (Note 2)

Distribution/Wholesale — 1.4%
WW Grainger, Inc.	13,100	$2,683,273

Diversified Manufacturing Operations — 3.3%
Carlisle Cos., Inc.	60,300	3,044,547
Cooper Industries PLC	45,500	3,270,540

		6,315,087

E-Commerce/Services — 1.2%
Expedia, Inc.	24,800	1,413,352
Open Table, Inc.†	24,300	883,548

		2,296,900

Electronic Components-Semiconductors — 4.2%
Avago Technologies, Ltd.	98,400	3,640,800
Microchip Technology, Inc.	64,400	2,149,672
Xilinx, Inc.	65,100	2,109,240

		7,899,712

Electronic Measurement Instruments — 1.2%
Agilent Technologies, Inc.	58,200	2,228,478

Engineering/R&D Services — 0.8%
Fluor Corp.	30,000	1,487,400

Engines-Internal Combustion — 0.5%
Cummins, Inc.	10,100	968,590

Filtration/Separation Products — 1.6%
Pall Corp.	55,800	2,980,278

Finance-Investment Banker/Broker — 0.8%
Lazard, Ltd., Class A	57,500	1,543,875

Finance-Leasing Companies — 1.0%
Air Lease Corp.†	94,200	1,853,856

Hazardous Waste Disposal — 1.5%
Stericycle, Inc.†	30,960	2,874,636

Hotel/Motels — 0.7%
Marriott International, Inc., Class A	38,500	1,402,170

Industrial Automated/Robotic — 0.8%
Rockwell Automation, Inc.	21,100	1,421,296

Insurance-Reinsurance — 1.0%
Axis Capital Holdings, Ltd.	55,100	1,810,586

Internet Application Software — 0.5%
Splunk, Inc.†	33,600	987,840

Internet Content-Information/News — 0.7%
LinkedIn Corp., Class A†	12,600	1,293,390

Internet Infrastructure Software — 2.2%
F5 Networks, Inc.†	23,300	2,175,754
TIBCO Software, Inc.†	72,000	2,022,480

		4,198,234

Investment Management/Advisor Services — 1.6%
T. Rowe Price Group, Inc.	49,830	3,027,172

Machinery-General Industrial — 0.8%
Wabtec Corp.	19,700	1,559,846

Medical Instruments — 1.7%
Bruker Corp.†	100,100	1,183,182
Thoratec Corp.†	60,700	2,082,617

		3,265,799

159

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical Products — 0.7%
Sirona Dental Systems, Inc.†	30,000	$1,296,900

Medical-Biomedical/Gene — 3.8%
Alexion Pharmaceuticals, Inc.†	27,600	2,893,860
Illumina, Inc.†	30,220	1,253,223
Regeneron Pharmaceuticals, Inc.†	10,600	1,427,290
Vertex Pharmaceuticals, Inc.†	34,500	1,673,595

		7,247,968

Medical-Drugs — 1.6%
Elan Corp. PLC ADR†	57,000	658,350
Valeant Pharmaceuticals International, Inc.†	51,100	2,430,316

		3,088,666

Medical-Generic Drugs — 3.1%
Perrigo Co.	28,400	3,238,168
Watson Pharmaceuticals, Inc.†	33,500	2,607,305

		5,845,473

Medical-HMO — 1.7%
Health Net, Inc.†	41,100	905,022
Humana, Inc.	36,920	2,274,272

		3,179,294

Motorcycle/Motor Scooter — 1.8%
Harley-Davidson, Inc.	77,400	3,346,002

Multimedia — 1.1%
FactSet Research Systems, Inc.	22,000	2,045,120

Networking Products — 0.2%
Palo Alto Networks, Inc.†	7,700	439,978

Oil Companies-Exploration & Production — 4.4%
Concho Resources, Inc.†	42,600	3,631,650
Laredo Petroleum Holdings, Inc.†	44,100	1,013,418
Pioneer Natural Resources Co.	16,200	1,435,806
Range Resources Corp.	34,600	2,165,960

		8,246,834

Oil Field Machinery & Equipment — 1.6%
Cameron International Corp.†	60,150	3,023,740

Private Equity — 0.9%
Blackstone Group LP	124,200	1,720,170

Publishing-Periodicals — 0.9%
Nielsen Holdings NV†	56,500	1,610,250

Retail-Apparel/Shoe — 2.3%
Abercrombie & Fitch Co., Class A	33,700	1,139,060
Lululemon Athletica, Inc.†	25,200	1,423,296
Urban Outfitters, Inc.†	55,700	1,701,635

		4,263,991

Retail-Bedding — 1.7%
Bed Bath & Beyond, Inc.†	53,500	3,260,825

Retail-Catalog Shopping — 1.2%
MSC Industrial Direct Co., Class A	34,100	2,343,693

Retail-Misc./Diversified — 1.0%
Sally Beauty Holdings, Inc.†	73,299	1,936,560

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail-Pet Food & Supplies — 1.0%
PetSmart, Inc.	28,900	$1,910,579

Retail-Restaurants — 0.7%
Panera Bread Co., Class A†	8,900	1,401,661

Retail-Sporting Goods — 1.7%
Dick’s Sporting Goods, Inc.	66,100	3,246,832

Retail-Vitamins & Nutrition Supplements — 1.0%
GNC Holdings, Inc., Class A	47,000	1,810,910

Retirement/Aged Care — 0.8%
Brookdale Senior Living, Inc.†	96,800	1,593,328

Semiconductor Equipment — 1.7%
KLA-Tencor Corp.	61,300	3,120,783

Therapeutics — 0.8%
Onyx Pharmaceuticals, Inc.†	19,000	1,424,430

Transactional Software — 0.8%
VeriFone Systems, Inc.†	42,900	1,556,841

Transport-Truck — 1.6%
J.B. Hunt Transport Services, Inc.	56,500	3,108,630

Vitamins & Nutrition Products — 1.4%
Herbalife, Ltd.	26,500	1,454,585
Mead Johnson Nutrition Co.	16,400	1,196,544

		2,651,129

Web Hosting/Design — 0.7%
Rackspace Hosting, Inc.†	29,900	1,312,012

Wireless Equipment — 0.7%
Aruba Networks, Inc.†	92,400	1,310,232

Total Long-Term Investment Securities (cost $173,122,426)		186,781,366

REPURCHASE AGREEMENT — 1.0%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 07/31/12, to be repurchased 08/01/12 in the amount of $1,780,000 and collateralized by $1,710,000 of United States Treasury Notes, bearing interest at 2.38% due 02/28/15 and having an approximate value of $1,819,732. (cost $1,780,000)	$1,780,000	1,780,000

TOTAL INVESTMENTS (cost $174,902,426)(1)	99.8%	188,561,366
Other assets less liabilities	0.2	465,351

NET ASSETS	100.0%	$189,026,717

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

160

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$186,781,366	$—	$—	$186,781,366
Repurchase Agreement	—	1,780,000	—	1,780,000

Total	$186,781,366	$1,780,000	$—	$188,561,366

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

See Notes to Financial Statements

161

SunAmerica Series Trust Aggressive Growth Portfolio

PORTFOLIO PROFILE — July 31, 2012 — (unaudited)

Industry Allocation*

Repurchase Agreements	4.3%
Oil Companies-Exploration & Production	3.7
Consulting Services	3.2
Retail-Apparel/Shoe	3.1
Transport-Rail	3.0
Medical-Biomedical/Gene	2.8
Computer Aided Design	2.8
Wireless Equipment	2.6
Internet Infrastructure Software	2.6
Machinery-General Industrial	2.6
Industrial Gases	2.5
Aerospace/Defense	2.3
E-Commerce/Services	2.0
Transactional Software	1.9
Commercial Services-Finance	1.8
Therapeutics	1.8
Retail-Vitamins & Nutrition Supplements	1.8
Medical Instruments	1.8
Investment Management/Advisor Services	1.7
Airlines	1.7
Computer Data Security	1.7
E-Marketing/Info	1.6
Aerospace/Defense-Equipment	1.5
Internet Application Software	1.5
Distribution/Wholesale	1.5
Retail-Restaurants	1.4
Brewery	1.4
Human Resources	1.4
Machinery-Pumps	1.3
Medical-Generic Drugs	1.3
Retail-Perfume & Cosmetics	1.3
Data Processing/Management	1.3
Apparel Manufacturers	1.3
Networking Products	1.3
Medical Products	1.2
Satellite Telecom	1.2
Retail-Sporting Goods	1.2
Toys	1.2
Consumer Products-Misc.	1.2
Internet Telephone	1.1
Real Estate Management/Services	1.1
Food-Misc./Diversified	1.1
Beverages-Non-alcoholic	1.1
E-Commerce/Products	1.0
Electronic Components-Semiconductors	1.0
Rental Auto/Equipment	1.0
Auto-Cars/Light Trucks	1.0
Auto/Truck Parts & Equipment-Original	1.0
Electronic Measurement Instruments	1.0
Metal Processors & Fabrication	1.0
Oil-Field Services	1.0
Food-Retail	0.9
Medical Information Systems	0.9
Instruments-Scientific	0.9
Commercial Services	0.8
Medical-Drugs	0.8
Dental Supplies & Equipment	0.8
Transport-Marine	0.8
Diversified Manufacturing Operations	0.7
Retail-Gardening Products	0.7
Medical Labs & Testing Services	0.7

Diagnostic Equipment	0.6%
Heart Monitors	0.6
Home Furnishings	0.6
Electronics-Military	0.5
Web Hosting/Design	0.5
Machinery-Construction & Mining	0.5
Internet Content-Information/News	0.5
Finance-Investment Banker/Broker	0.1

100.1%

*	Calculated as a percentage of net assets

162

SunAmerica Series Trust Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 95.8%
Aerospace/Defense — 2.3%
TransDigm Group, Inc.†	14,130	$1,743,077

Aerospace/Defense-Equipment — 1.5%
Triumph Group, Inc.	18,790	1,174,939

Airlines — 1.7%
Copa Holdings SA, Class A	16,730	1,297,077

Apparel Manufacturers — 1.3%
Under Armour, Inc., Class A†	18,420	1,002,785

Auto-Cars/Light Trucks — 1.0%
Tesla Motors, Inc.†	28,279	775,410

Auto/Truck Parts & Equipment-Original — 1.0%
BorgWarner, Inc.†	11,510	772,321

Beverages-Non-alcoholic — 1.1%
Monster Beverage Corp.†	12,270	815,587

Brewery — 1.4%
Boston Beer Co., Inc., Class A†	9,940	1,070,737

Commercial Services — 0.8%
ServiceSource International, Inc.†	55,506	626,108

Commercial Services-Finance — 1.8%
Alliance Data Systems Corp.†	10,740	1,396,200

Computer Aided Design — 2.8%
Aspen Technology, Inc.†	65,700	1,536,066
Autodesk, Inc.†	16,960	575,283

		2,111,349

Computer Data Security — 1.7%
Fortinet, Inc.†	53,002	1,272,578

Consulting Services — 3.2%
CoreLogic, Inc.†	16,145	371,335
Gartner, Inc.†	29,350	1,302,846
Verisk Analytics, Inc., Class A†	15,330	770,333

		2,444,514

Consumer Products-Misc. — 1.2%
SodaStream International, Ltd.†	23,250	906,982

Data Processing/Management — 1.3%
CommVault Systems, Inc.†	20,670	1,002,908

Dental Supplies & Equipment — 0.8%
Align Technology, Inc.†	17,650	599,394

Diagnostic Equipment — 0.6%
Cepheid, Inc.†	14,830	475,153

Distribution/Wholesale — 1.5%
WESCO International, Inc.†	19,740	1,099,715

Diversified Manufacturing Operations — 0.7%
Colfax Corp.†	19,174	554,896

E-Commerce/Products — 1.0%
MercadoLibre, Inc.	11,850	791,698

E-Commerce/Services — 2.0%
Expedia, Inc.	12,100	689,579
TripAdvisor, Inc.†	22,560	843,970

		1,533,549

E-Marketing/Info — 1.6%
ExactTarget, Inc.†	18,473	421,185
Liquidity Services, Inc.†	17,110	782,269

		1,203,454

Security Description	Shares	Value (Note 2)

Electronic Components-Semiconductors — 1.0%
Avago Technologies, Ltd.	21,250	$786,250

Electronic Measurement Instruments — 1.0%
Trimble Navigation, Ltd.†	17,120	757,731

Electronics-Military — 0.5%
M/A-COM Technology Solutions Holdings, Inc.†	21,518	380,653

Finance-Investment Banker/Broker — 0.1%
Stifel Financial Corp.†	3,303	99,420

Food-Misc./Diversified — 1.1%
Hain Celestial Group, Inc.†	14,840	826,440

Food-Retail — 0.9%
Fresh Market, Inc.†	12,190	717,869

Heart Monitors — 0.6%
HeartWare International, Inc.†	5,270	470,558

Home Furnishings — 0.6%
Select Comfort Corp.†	17,210	447,632

Human Resources — 1.4%
Team Health Holdings, Inc.†	38,570	1,029,819

Industrial Gases — 2.5%
Airgas, Inc.	24,150	1,915,578

Instruments-Scientific — 0.9%
FEI Co.	13,710	654,104

Internet Application Software — 1.5%
DealerTrack Holdings, Inc.†	40,260	1,174,384

Internet Content-Information/News — 0.5%
Angie’s List, Inc.†	27,094	352,222

Internet Infrastructure Software — 2.6%
F5 Networks, Inc.†	7,520	702,218
TIBCO Software, Inc.†	44,470	1,249,162

		1,951,380

Internet Telephone — 1.1%
BroadSoft, Inc.†	34,460	845,993

Investment Management/Advisor Services — 1.7%
Affiliated Managers Group, Inc.†	11,730	1,308,951

Machinery-Construction & Mining — 0.5%
Joy Global, Inc.	6,920	359,425

Machinery-General Industrial — 2.6%
Chart Industries, Inc.†	13,450	872,367
Wabtec Corp.	13,600	1,076,848

		1,949,215

Machinery-Pumps — 1.3%
Graco, Inc.	22,200	1,018,536

Medical Information Systems — 0.9%
athenahealth, Inc.†	7,470	683,505

Medical Instruments — 1.8%
Bruker Corp.†	41,790	493,958
MAKO Surgical Corp.†	6,768	86,224
Thoratec Corp.†	22,200	761,682

		1,341,864

Medical Labs & Testing Services — 0.7%
Laboratory Corp. of America Holdings†	6,230	523,881

Medical Products — 1.2%
Hanger, Inc.†	36,350	936,739

163

SunAmerica Series Trust Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical-Biomedical/Gene — 2.8%
Alexion Pharmaceuticals, Inc.†	9,410	$986,638
Cubist Pharmaceuticals, Inc.†	27,100	1,166,926

		2,153,564

Medical-Drugs — 0.8%
Auxilium Pharmaceuticals, Inc.†	22,430	604,264

Medical-Generic Drugs — 1.3%
Impax Laboratories, Inc.†	45,693	1,015,298

Metal Processors & Fabrication — 1.0%
Rexnord Corp.†	38,852	753,729

Networking Products — 1.3%
EZchip Semiconductor, Ltd.†	18,140	665,194
LogMeIn, Inc.†	17,480	331,246

		996,440

Oil Companies-Exploration & Production — 3.7%
Approach Resources, Inc.†	26,529	700,366
Cabot Oil & Gas Corp.	14,770	623,146
Kodiak Oil & Gas Corp.†	42,750	356,963
PDC Energy, Inc.†	14,580	381,996
Plains Exploration & Production Co.†	19,640	784,814

		2,847,285

Oil-Field Services — 1.0%
Oil States International, Inc.†	10,270	746,629

Real Estate Management/Services — 1.1%
CBRE Group, Inc., Class A†	53,100	827,298

Rental Auto/Equipment — 1.0%
Hertz Global Holdings, Inc.†	69,410	781,557

Retail-Apparel/Shoe — 3.1%
DSW, Inc., Class A	17,066	1,008,942
Fifth & Pacific Co., Inc.†	44,490	492,949
PVH Corp.	11,190	888,822

		2,390,713

Retail-Gardening Products — 0.7%
Tractor Supply Co.	5,990	544,311

Retail-Perfume & Cosmetics — 1.3%
Ulta Salon Cosmetics & Fragrance, Inc.	11,883	1,008,629

Retail-Restaurants — 1.4%
Panera Bread Co., Class A†	6,920	1,089,831

Retail-Sporting Goods — 1.2%
Hibbett Sports, Inc.†	15,210	924,312

Retail-Vitamins & Nutrition Supplements — 1.8%
GNC Holdings, Inc., Class A	35,345	1,361,843

Satellite Telecom — 1.2%
Iridium Communications, Inc.†	102,100	925,026

Therapeutics — 1.8%
BioMarin Pharmaceutical, Inc.†	27,647	1,086,251
Threshold Pharmaceuticals, Inc.†	39,880	276,767

		1,363,018

Toys — 1.2%
LeapFrog Enterprises, Inc.†	79,840	917,362

Security Description	Shares/ Principal Amount	Value (Note 2)

Transactional Software — 1.9%
ACI Worldwide, Inc.†	23,610	$1,039,076
VeriFone Systems, Inc.†	10,590	384,311

		1,423,387

Transport-Marine — 0.8%
Gulfmark Offshore, Inc., Class A†	16,240	583,828

Transport-Rail — 3.0%
Kansas City Southern	31,050	2,260,440

Web Hosting/Design — 0.5%
Rackspace Hosting, Inc.†	8,550	375,174

Wireless Equipment — 2.6%
SBA Communications Corp., Class A†	33,159	1,958,371

Total Long-Term Investment Securities (cost $67,574,240)		73,054,889

REPURCHASE AGREEMENT — 4.3%
Agreement with State Street Bank & Trust Co. bearing interest at 0.01% dated 07/31/12 to be repurchased 08/01/12 in the amount of $3,262,001 and collateralized by $3,160,000 of United States Treasury Notes, bearing interest at 2.38% due 10/31/14 and having approximate value of $3,329,850 (cost $3,262,000)	$3,262,000	3,262,000

TOTAL INVESTMENTS (cost $70,836,240)(1)	100.1%	76,316,889
Liabilities in excess of other assets	(0.1)	(40,215)

NET ASSETS	100.0%	$76,276,674

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

164

SunAmerica Series Trust Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$73,054,889	$—	$—	$73,054,889
Repurchase Agreement	—	3,262,000	—	3,262,000

Total	$73,054,889	$3,262,000	$—	$76,316,889

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

See Notes to Financial Statements

165

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO PROFILE — July 31, 2012 — (unaudited)

Industry Allocation*

Time Deposits	9.0%
Oil Companies-Exploration & Production	3.3
Electronic Components-Semiconductors	3.3
Medical-Biomedical/Gene	2.7
Transactional Software	2.2
Banks-Commercial	2.2
Retail-Apparel/Shoe	2.1
Enterprise Software/Service	2.0
Therapeutics	2.0
Commercial Services-Finance	2.0
Medical Instruments	2.0
Telecom Equipment-Fiber Optics	1.8
Apparel Manufacturers	1.8
Food-Misc./Diversified	1.8
Non-Hazardous Waste Disposal	1.8
Diversified Manufacturing Operations	1.7
Chemicals-Specialty	1.6
Office Furnishings-Original	1.6
Medical Products	1.5
Computers-Integrated Systems	1.5
Medical-Drugs	1.4
Semiconductor Equipment	1.4
Commercial Services	1.4
Networking Products	1.3
Web Hosting/Design	1.3
Medical-Hospitals	1.2
Footwear & Related Apparel	1.2
Building-Residential/Commercial	1.1
Building & Construction Products-Misc.	1.1
Physicians Practice Management	1.1
Patient Monitoring Equipment	1.1
Rubber-Tires	1.1
Retail-Restaurants	1.1
Consumer Products-Misc.	1.0
Machinery-Electrical	1.0
Computer Aided Design	1.0
Auto/Truck Parts & Equipment-Original	1.0
Semiconductor Components-Integrated Circuits	1.0
Distribution/Wholesale	1.0
Miscellaneous Manufacturing	0.9
Building & Construction-Misc.	0.9
Airlines	0.9
Human Resources	0.9
Investment Management/Advisor Services	0.9
Retail-Automobile	0.9
Transport-Truck	0.9
Theaters	0.9
Machinery-General Industrial	0.9
Communications Software	0.8
Cosmetics & Toiletries	0.8
Aerospace/Defense	0.8
Oil & Gas Drilling	0.8
Containers-Metal/Glass	0.8
Retail-Gardening Products	0.8
Transport-Marine	0.8
Wire & Cable Products	0.8
Data Processing/Management	0.8
Dental Supplies & Equipment	0.8
Electronic Design Automation	0.8
Oil-Field Services	0.7
Medical-HMO	0.7

Consulting Services	0.7%
Lasers-System/Components	0.7
Index Fund	0.7
Industrial Automated/Robotic	0.7
Finance-Investment Banker/Broker	0.7
Recreational Vehicles	0.7
Heart Monitors	0.7
Applications Software	0.6
Computer Data Security	0.6
Chemicals-Diversified	0.6
Diagnostic Equipment	0.6
Agricultural Chemicals	0.5
Motion Pictures & Services	0.5
Filtration/Separation Products	0.5
Rental Auto/Equipment	0.5
E-Marketing/Info	0.5
Computer Services	0.5
Retail-Vitamins & Nutrition Supplements	0.5
Oil Field Machinery & Equipment	0.4
Retail-Bedding	0.3
Internet Telephone	0.3
Instruments-Controls	0.2
Transport-Services	0.1

100.1%

*	Calculated as a percentage of net assets

166

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 90.4%
Aerospace/Defense — 0.8%
Esterline Technologies Corp.†	33,045	$1,940,402

Agricultural Chemicals — 0.5%
Intrepid Potash, Inc.†	53,050	1,238,187

Airlines — 0.9%
Spirit Airlines, Inc.†	96,962	2,085,653

Apparel Manufacturers — 1.8%
Hanesbrands, Inc.†	87,398	2,623,688
Under Armour, Inc., Class A†	26,987	1,469,172

		4,092,860

Applications Software — 0.6%
Compuware Corp.†	159,162	1,465,882

Auto/Truck Parts & Equipment-Original — 1.0%
TRW Automotive Holdings Corp.†	56,368	2,215,262

Banks-Commercial — 2.2%
BBCN Bancorp, Inc.†	100,530	1,140,010
Signature Bank†	30,061	1,938,935
SVB Financial Group†	32,711	1,891,023

		4,969,968

Building & Construction Products-Misc. — 1.1%
Fortune Brands Home & Security, Inc.†	36,650	810,698
Owens Corning†	64,749	1,739,158

		2,549,856

Building & Construction-Misc. — 0.9%
MasTec, Inc.†	132,234	2,110,455

Building-Residential/Commercial — 1.1%
PulteGroup, Inc.†	227,629	2,572,208

Chemicals-Diversified — 0.6%
Rockwood Holdings, Inc.	31,570	1,396,025

Chemicals-Specialty — 1.6%
Cytec Industries, Inc.	39,633	2,439,807
Methanex Corp.	40,903	1,127,696

		3,567,503

Commercial Services — 1.4%
Acacia Research Corp.†	47,362	1,340,818
HMS Holdings Corp.†	53,268	1,832,952

		3,173,770

Commercial Services-Finance — 2.0%
Cardtronics, Inc.†	79,798	2,474,536
Heartland Payment Systems, Inc.	65,725	2,083,482

		4,558,018

Communications Software — 0.8%
SolarWinds, Inc.†	36,412	1,944,037

Computer Aided Design — 1.0%
Aspen Technology, Inc.†	97,437	2,278,077

Computer Data Security — 0.6%
Fortinet, Inc.†	58,328	1,400,455

Computer Services — 0.5%
j2 Global, Inc.	37,590	1,125,069

Computers-Integrated Systems — 1.5%
Jack Henry & Associates, Inc.	48,445	1,682,495
MICROS Systems, Inc.†	34,986	1,670,231

		3,352,726

Security Description	Shares	Value (Note 2)

Consulting Services — 0.7%
MAXIMUS, Inc.	33,062	$1,669,631

Consumer Products-Misc. — 1.0%
Jarden Corp.	52,068	2,353,474

Containers-Metal/Glass — 0.8%
Greif, Inc., Class A	44,329	1,917,673

Cosmetics & Toiletries — 0.8%
Elizabeth Arden, Inc.†	49,814	1,943,244

Data Processing/Management — 0.8%
CommVault Systems, Inc.†	38,015	1,844,488

Dental Supplies & Equipment — 0.8%
Align Technology, Inc.†	51,539	1,750,264

Diagnostic Equipment — 0.6%
Cepheid, Inc.†	41,443	1,327,834

Distribution/Wholesale — 1.0%
WESCO International, Inc.†	39,191	2,183,331

Diversified Manufacturing Operations — 1.7%
Actuant Corp., Class A	54,527	1,551,838
EnPro Industries, Inc.†	51,346	1,769,897
Koppers Holdings, Inc.	16,225	534,452

		3,856,187

E-Marketing/Info — 0.5%
Active Network, Inc.†	79,342	1,125,863

Electronic Components-Semiconductors — 3.3%
Lattice Semiconductor Corp.†	472,725	1,753,810
Microsemi Corp.†	96,404	1,866,381
Semtech Corp.†	82,144	1,962,420
Volterra Semiconductor Corp.†	83,544	1,919,841

		7,502,452

Electronic Design Automation — 0.8%
Cadence Design Systems, Inc.†	140,663	1,718,902

Enterprise Software/Service — 2.0%
Ariba, Inc.†	37,741	1,676,833
Informatica Corp.†	35,244	1,040,050
MicroStrategy, Inc., Class A†	16,049	1,869,067

		4,585,950

Filtration/Separation Products — 0.5%
Polypore International, Inc.†	32,186	1,196,032

Finance-Investment Banker/Broker — 0.7%
Stifel Financial Corp.†	50,735	1,527,124

Food-Misc./Diversified — 1.8%
Annie’s, Inc.†	6,481	264,101
B&G Foods, Inc.	67,477	1,889,356
Hain Celestial Group, Inc.†	33,361	1,857,874

		4,011,331

Footwear & Related Apparel — 1.2%
Crocs, Inc.†	48,460	743,861
Steven Madden, Ltd.†	49,360	1,995,625

		2,739,486

Heart Monitors — 0.7%
HeartWare International, Inc.†	16,842	1,503,822

Human Resources — 0.9%
Team Health Holdings, Inc.†	77,825	2,077,927

167

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Industrial Automated/Robotic — 0.7%
Cognex Corp.	48,578	$1,641,936

Instruments-Controls — 0.2%
Woodward, Inc.	13,775	462,427

Internet Telephone — 0.3%
BroadSoft, Inc.†	23,445	575,575

Investment Management/Advisor Services — 0.9%
Affiliated Managers Group, Inc.†	18,143	2,024,577

Lasers-System/Components — 0.7%
Cymer, Inc.†	29,092	1,664,353

Machinery-Electrical — 1.0%
Regal-Beloit Corp.	36,429	2,344,935

Machinery-General Industrial — 0.9%
IDEX Corp.	51,074	1,948,473

Medical Instruments — 2.0%
DexCom, Inc.†	116,260	1,280,023
Thoratec Corp.†	38,954	1,336,512
Volcano Corp.†	71,241	1,884,324

		4,500,859

Medical Products — 1.5%
PSS World Medical, Inc.†	71,905	1,502,095
Sirona Dental Systems, Inc.†	45,213	1,954,558

		3,456,653

Medical-Biomedical/Gene — 2.7%
Amarin Corp. PLC ADR†	98,254	1,150,555
Cubist Pharmaceuticals, Inc.†	62,316	2,683,327
Incyte Corp., Ltd.†	45,174	1,128,898
United Therapeutics Corp.†	21,335	1,168,731

		6,131,511

Medical-Drugs — 1.4%
Medicis Pharmaceutical Corp., Class A	43,693	1,438,373
Medivation, Inc.†	18,841	1,878,448

		3,316,821

Medical-HMO — 0.7%
Centene Corp.†	44,731	1,701,567

Medical-Hospitals — 1.2%
Acadia Healthcare Co., Inc.†	104,068	1,679,658
Health Management Associates, Inc., Class A†	166,838	1,097,794

		2,777,452

Miscellaneous Manufacturing — 0.9%
Trimas Corp.†	98,028	2,131,129

Motion Pictures & Services — 0.5%
Lions Gate Entertainment Corp.†	89,008	1,197,158

Networking Products — 1.3%
LogMeIn, Inc.†	37,244	705,774
NETGEAR, Inc.†	60,109	2,081,575
Palo Alto Networks, Inc.†	4,354	248,787

		3,036,136

Non-Hazardous Waste Disposal — 1.8%
Progressive Waste Solutions, Ltd.	102,125	2,042,500
Waste Connections, Inc.	63,860	1,964,972

		4,007,472

Security Description	Shares	Value (Note 2)

Office Furnishings-Original — 1.6%
Interface, Inc.	115,503	$1,531,570
Steelcase, Inc., Class A	236,725	2,028,733

		3,560,303

Oil & Gas Drilling — 0.8%
Atwood Oceanics, Inc.†	43,425	1,933,715

Oil Companies-Exploration & Production — 3.3%
Berry Petroleum Co., Class A	39,489	1,501,372
Gulfport Energy Corp.†	67,164	1,383,578
Kodiak Oil & Gas Corp.†	176,463	1,473,466
Oasis Petroleum, Inc.†	64,930	1,699,867
Rosetta Resources, Inc.†	35,455	1,479,183

		7,537,466

Oil Field Machinery & Equipment — 0.4%
Thermon Group Holdings, Inc.†	40,310	865,859

Oil-Field Services — 0.7%
Oil States International, Inc.†	23,434	1,703,652

Patient Monitoring Equipment — 1.1%
Insulet Corp.†	69,822	1,365,718
Masimo Corp.†	50,632	1,134,157

		2,499,875

Physicians Practice Management — 1.1%
Mednax, Inc.†	37,958	2,510,163

Recreational Vehicles — 0.7%
Polaris Industries, Inc.	20,071	1,508,536

Rental Auto/Equipment — 0.5%
United Rentals, Inc.†	39,070	1,129,514

Retail-Apparel/Shoe — 2.1%
DSW, Inc., Class A	23,609	1,395,764
Express, Inc.†	108,203	1,742,069
Genesco, Inc.†	26,028	1,723,574

		4,861,407

Retail-Automobile — 0.9%
Group 1 Automotive, Inc.	37,340	2,007,025

Retail-Bedding — 0.3%
Mattress Firm Holding Corp.†	22,336	651,318

Retail-Gardening Products — 0.8%
Tractor Supply Co.	20,804	1,890,459

Retail-Restaurants — 1.1%
Bravo Brio Restaurant Group, Inc.†	74,764	1,350,985
Ignite Restaurant Group, Inc.†	77,513	1,059,603

		2,410,588

Retail-Vitamins & Nutrition Supplements — 0.5%
Vitamin Shoppe, Inc.†	19,145	1,051,443

Rubber-Tires — 1.1%
Cooper Tire & Rubber Co.	141,450	2,471,131

Semiconductor Components-Integrated Circuits — 1.0%
Cirrus Logic, Inc.†	59,699	2,195,132

Semiconductor Equipment — 1.4%
Nanometrics, Inc.†	59,240	899,856
Teradyne, Inc.†	164,210	2,415,529

		3,315,385

168

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Telecom Equipment-Fiber Optics — 1.8%
Ciena Corp.†	105,024	$1,683,535
Finisar Corp.†	99,298	1,234,274
IPG Photonics Corp.†	23,024	1,193,334

		4,111,143

Theaters — 0.9%
Cinemark Holdings, Inc.	83,369	1,949,167

Therapeutics — 2.0%
BioMarin Pharmaceutical, Inc.†	58,643	2,304,083
Onyx Pharmaceuticals, Inc.†	30,369	2,276,764

		4,580,847

Transactional Software — 2.2%
ACI Worldwide, Inc.†	52,744	2,321,263
Bottomline Technologies, Inc.†	64,951	1,233,420
VeriFone Systems, Inc.†	41,730	1,514,382

		5,069,065

Transport-Marine — 0.8%
Kirby Corp.†	35,707	1,884,258

Transport-Services — 0.1%
UTi Worldwide, Inc.	17,967	238,063

Transport-Truck — 0.9%
Werner Enterprises, Inc.	85,222	1,966,924

Web Hosting/Design — 1.3%
NIC, Inc.	118,792	1,598,940
Web.com Group, Inc.†	88,685	1,374,618

		2,973,558

Security Description	Shares/ Principal Amount	Value (Note 2)

Wire & Cable Products — 0.8%
Belden, Inc.	58,341	$1,874,496

Total Common Stock (cost $194,789,805)		206,540,954

EXCHANGE-TRADED FUNDS — 0.7%
iShares Russell 2000 Growth Index Fund (cost $1,755,235)	18,400	1,651,952

Total Long-Term Investment Securities (cost $196,545,040)		208,192,906

SHORT-TERM INVESTMENT SECURITIES — 9.0%
Time Deposits — 9.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/01/2012 (cost $20,570,000)	$20,570,000	20,570,000

TOTAL INVESTMENTS (cost $217,115,040)(1)	100.1%	228,762,906
Liabilities in excess of other assets	(0.1)	(319,081)

NET ASSETS	100.0%	$228,443,825

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$206,540,954	$—	$—	$206,540,954
Exchange Traded Funds	1,651,952	—	—	1,651,952
Short-Term Investment Securities:
Time Deposits	—	20,570,000	—	20,570,000

Total	$208,192,906	$20,570,000	$—	$228,762,906

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

See Notes to Financial Statements

169

SunAmerica Series Trust Marsico Focused Growth Portfolio

PORTFOLIO PROFILE — July 31, 2012 — (unaudited)

Industry Allocation*

Repurchase Agreement	11.3%
Computers	10.2
Banks-Super Regional	7.9
Medical-Drugs	6.6
Retail-Restaurants	6.2
Finance-Credit Card	5.2
Retail-Discount	4.5
Vitamins & Nutrition Products	4.0
Pharmacy Services	3.7
Pipelines	3.5
Medical-Biomedical/Gene	3.4
Retail-Building Products	3.2
Agricultural Chemicals	3.1
Athletic Footwear	3.0
Semiconductor Components-Integrated Circuits	2.9
Retail-Major Department Stores	2.8
Web Portals/ISP	2.7
Computer Services	2.1
Transport-Rail	2.1
E-Commerce/Services	2.1
Software Tools	2.0
Casino Hotels	1.9
Metal Processors & Fabrication	1.8
Oil Companies-Exploration & Production	1.7
Brewery	1.1
Auto-Cars/Light Trucks	0.6

99.6%

*	Calculated as a percentage of net assets

170

SunAmerica Series Trust Marsico Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 88.3%
Agricultural Chemicals — 3.1%
Monsanto Co.	44,703	$3,827,471

Athletic Footwear — 3.0%
NIKE, Inc., Class B	39,320	3,670,522

Auto-Cars/Light Trucks — 0.6%
Tesla Motors, Inc.†	26,767	733,951

Banks-Super Regional — 7.9%
US Bancorp	98,787	3,309,364
Wells Fargo & Co.	189,565	6,409,193

		9,718,557

Brewery — 1.1%
Anheuser-Busch InBev NV ADR	17,130	1,357,039

Casino Hotels — 1.9%
Wynn Resorts, Ltd.	24,799	2,324,906

Computer Services — 2.1%
Accenture PLC, Class A	43,412	2,617,744

Computers — 10.2%
Apple, Inc.†	20,555	12,554,172

E-Commerce/Services — 2.1%
priceline.com, Inc.†	3,884	2,570,198

Finance-Credit Card — 5.2%
American Express Co.	34,647	1,999,478
Visa, Inc., Class A	34,377	4,437,040

		6,436,518

Medical-Biomedical/Gene — 3.4%
Biogen Idec, Inc.†	29,160	4,252,403

Medical-Drugs — 6.6%
Abbott Laboratories	28,254	1,873,523
Allergan, Inc.	37,628	3,088,130
Bristol-Myers Squibb Co.	89,295	3,178,902

		8,140,555

Metal Processors & Fabrication — 1.8%
Precision Castparts Corp.	14,388	2,238,197

Oil Companies-Exploration & Production — 1.7%
Occidental Petroleum Corp.	23,531	2,047,903

Pharmacy Services — 3.7%
Express Scripts Holding Co.†	78,686	4,559,067

Pipelines — 3.5%
Kinder Morgan, Inc.	121,547	4,352,598

Retail-Building Products — 3.2%
Home Depot, Inc.	75,253	3,926,702

Retail-Discount — 4.5%
Dollar General Corp.†	107,919	5,504,948

Retail-Major Department Stores — 2.8%
TJX Cos., Inc.	78,359	3,469,737

Retail-Restaurants — 6.2%
Chipotle Mexican Grill, Inc.†	5,831	1,704,576
McDonald’s Corp.	32,220	2,879,179
Starbucks Corp.	69,389	3,141,934

		7,725,689

Semiconductor Components-Integrated Circuits — 2.9%
QUALCOMM, Inc.	60,574	3,615,056

Security Description	Shares/ Principal Amount	Value (Note 2)

Software Tools — 2.0%
VMware, Inc., Class A†	27,323	$2,479,835

Transport-Rail — 2.1%
Union Pacific Corp.	21,066	2,582,902

Vitamins & Nutrition Products — 4.0%
Mead Johnson Nutrition Co.	68,390	4,989,734

Web Portals/ISP — 2.7%
Baidu, Inc. ADR†	28,063	3,382,153

Total Long-Term Investment Securities (cost $93,050,273)		109,078,557

REPURCHASE AGREEMENT — 11.3%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 07/31/12, to be repurchased 08/01/12 in the amount of $13,919,004 and collateralized by $13,345,000 of United States Treasury Notes, bearing interest at 2.38%, due 02/28/15 and having an approximate value of $14,201,362 (cost $13,919,000)	$13,919,000	13,919,000

TOTAL INVESTMENTS (cost $106,969,273)(1)	99.6%	122,997,557
Other assets less liabilities	0.4	512,886

NET ASSETS	100.0%	$123,510,443

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

171

SunAmerica Series Trust Marsico Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Super Regional	$9,718,557	$—	$—	$9,718,557
Computers	12,554,172	—	—	12,554,172
Finance-Credit Card	6,436,518	—	—	6,436,518
Medical-Drugs	8,140,555	—	—	8,140,555
Retail-Restaurants	7,725,689	—	—	7,725,689
Other Industries*	64,503,066	—	—	64,503,066
Repurchase Agreement	—	13,919,000	—	13,919,000

Total	$109,078,557	$13,919,000	$—	$122,997,557

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

See Notes to Financial Statements

172

SunAmerica Series Trust Technology Portfolio

PORTFOLIO PROFILE — July 31, 2012 — (unaudited)

Industry Allocation*

Applications Software	14.0%
Semiconductor Equipment	8.7
Electronic Components-Semiconductors	8.3
Computers	7.8
Electronic Design Automation	7.3
Computers-Memory Devices	5.6
Enterprise Software/Service	5.5
Semiconductor Components-Integrated Circuits	5.3
Internet Security	5.2
Telecom Services	4.0
Electronic Components-Misc.	2.6
Networking Products	2.4
Office Automation & Equipment	1.8
Telecommunication Equipment	1.7
Telephone-Integrated	1.5
Electronic Parts Distribution	1.4
Repurchase Agreements	1.4
Finance-Credit Card	1.0
Computers-Periphery Equipment	0.9
Consulting Services	0.8
Electronic Measurement Instruments	0.7
Computers-Integrated Systems	0.7
Internet Content-Entertainment	0.7
Telecom Equipment-Fiber Optics	0.6
Computer Data Security	0.6
Medical Products	0.6
Cellular Telecom	0.5
Instruments-Scientific	0.5
Commercial Services-Finance	0.5
Audio/Video Products	0.4
Medical-Biomedical/Gene	0.3
Distribution/Wholesale	0.3
Transactional Software	0.3
E-Commerce/Services	0.2
E-Marketing/Info	0.2

94.3%

*	Calculated as a percentage of net assets

173

SunAmerica Series Trust Technology Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 92.9%
Applications Software — 14.0%
Check Point Software Technologies, Ltd.†	16,170	$785,377
Citrix Systems, Inc.†	3,200	232,576
Microsoft Corp.	40,410	1,190,883
Nuance Communications, Inc.†	67,360	1,370,776
Parametric Technology Corp.†	66,300	1,428,102

		5,007,714

Audio/Video Products — 0.4%
Panasonic Corp.	22,800	159,345

Cellular Telecom — 0.5%
Vodafone Group PLC	63,400	181,507

Commercial Services-Finance — 0.5%
Global Payments, Inc.	4,100	175,562

Computer Data Security — 0.6%
Fortinet, Inc.†	9,000	216,090

Computers — 7.8%
Apple, Inc.	3,854	2,353,869
Dell, Inc.†	38,600	458,568

		2,812,437

Computers-Integrated Systems — 0.7%
NCR Corp.†	10,600	247,192

Computers-Memory Devices — 5.6%
EMC Corp.†	46,200	1,210,902
NetApp, Inc.†	24,200	790,614

		2,001,516

Computers-Periphery Equipment — 0.9%
Electronics for Imaging, Inc.†	21,300	311,406

Consulting Services — 0.8%
WNS Holdings, Ltd. ADR†	30,407	293,732

Distribution/Wholesale — 0.3%
Arrow Electronics, Inc.†	2,800	94,500

E-Commerce/Services — 0.2%
DeNa Co., Ltd.	2,700	58,821

E-Marketing/Info — 0.2%
Constant Contact, Inc.†	3,280	55,006

Electronic Components-Misc. — 2.6%
Flextronics International, Ltd.†	44,800	287,168
Kyocera Corp.	3,500	280,000
Murata Manufacturing Co., Ltd.	4,900	246,176
Vishay Intertechnology, Inc.†	11,894	117,394

		930,738

Electronic Components-Semiconductors — 8.3%
Advanced Micro Devices, Inc.†	257,801	1,046,672
Broadcom Corp., Class A	14,200	481,096
Microchip Technology, Inc.	6,000	200,280
Microsemi Corp.†	19,400	375,584
Rovi Corp.†	30,000	401,400
Semtech Corp.†	9,100	217,399
Shinko Electric Industries Co., Ltd.	35,700	251,785

		2,974,216

Electronic Design Automation — 7.3%
Cadence Design Systems, Inc.†	25,000	305,500
Synopsys, Inc.†	75,762	2,294,831

		2,600,331

Security Description	Shares	Value (Note 2)

Electronic Measurement Instruments — 0.7%
Agilent Technologies, Inc.	7,000	$268,030

Electronic Parts Distribution — 1.4%
Avnet, Inc.†	16,000	504,000

Enterprise Software/Service — 5.5%
BMC Software, Inc.†	7,200	285,120
Informatica Corp.†	3,600	106,236
JDA Software Group, Inc.†	4,134	122,284
Oracle Corp.	44,100	1,331,820
RADWARE, Ltd.†	3,996	120,799

		1,966,259

Finance-Credit Card — 1.0%
Visa, Inc., Class A	2,800	361,396

Instruments-Scientific — 0.5%
Thermo Fisher Scientific, Inc.	3,200	178,144

Internet Content-Entertainment — 0.7%
Gree, Inc.	15,400	245,020

Internet Security — 5.2%
Symantec Corp.†	119,300	1,878,975

Medical Products — 0.6%
Baxter International, Inc.	3,600	210,636

Medical-Biomedical/Gene — 0.3%
Life Technologies Corp.†	2,400	105,312

Networking Products — 2.4%
Cisco Systems, Inc.	46,800	746,460
LogMeIn, Inc.†	6,700	126,965

		873,425

Office Automation & Equipment — 1.8%
Canon, Inc.	4,600	156,032
Xerox Corp.	69,800	483,714

		639,746

Semiconductor Components-Integrated Circuits — 5.3%
Atmel Corp.†	31,700	185,762
Marvell Technology Group, Ltd.	46,925	528,376
QUALCOMM, Inc.	16,850	1,005,608
United Microelectronics Corp.†	441,000	185,266

		1,905,012

Semiconductor Equipment — 8.7%
KLA-Tencor Corp.	29,700	1,512,027
Lam Research Corp.†	34,962	1,203,042
Teradyne, Inc.†	28,100	413,351

		3,128,420

Telecom Equipment-Fiber Optics — 0.6%
IPG Photonics Corp.†	4,380	227,015

Telecom Services — 4.0%
Amdocs, Ltd.†	48,011	1,428,327

Telecommunication Equipment — 1.7%
NICE Systems, Ltd. ADR†	17,400	626,400

Telephone-Integrated — 1.5%
AT&T, Inc.	5,800	219,936
Verizon Communications, Inc.	7,400	334,036

		553,972

Transactional Software — 0.3%
VeriFone Systems, Inc.†	2,600	94,354

Total Long-Term Investment Securities (cost $33,868,771)		33,314,556

174

SunAmerica Series Trust Technology Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 1.4%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01% dated 07/31/2012 to be repurchased 08/01/2012 in the amount of $503,000 and collateralized by $485,000 of United States Treasury Notes, bearing interest at 2.38% due 02/28/2015 and having approximate value of $516,123 (cost $503,000)	$503,000	$503,000

TOTAL INVESTMENTS (cost $34,371,771)(1)	94.3%	33,817,556
Other assets less liabilities	5.7	2,054,773

NET ASSETS	100.0%	$35,872,329

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Applications Software	$5,007,714	$—	$—	$5,007,714
Computers	2,812,437	—	—	2,812,437
Computers-Memory Devices	2,001,516	—	—	2,001,516
Electronic Components-Semiconductors	2,974,216	—	—	2,974,216
Electronic Design Automation	2,600,331	—	—	2,600,331
Enterprise Software/Service	1,966,259	—	—	1,966,259
Internet Security	1,878,975	—	—	1,878,975
Semiconductor Components-Integrated Circuits	1,905,012	—	—	1,905,012
Semiconductor Equipment	3,128,420	—	—	3,128,420
Other Industries*	9,039,676	—	—	9,039,676
Repurchase Agreement	—	503,000	—	503,000

Total	$33,314,556	$503,000	$—	$33,817,556

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

See Notes to Financial Statements

175

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO PROFILE — July 31, 2012 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	10.3%
Banks-Commercial	6.4
Electric-Integrated	5.8
Insurance-Reinsurance	4.3
Retail-Apparel/Shoe	4.1
Semiconductor Equipment	3.0
Gas-Distribution	2.9
Auto/Truck Parts & Equipment-Original	2.7
Banks-Super Regional	2.7
Steel-Producers	2.6
Electronic Components-Misc.	2.5
Insurance-Life/Health	2.3
Oil Refining & Marketing	2.1
Medical-HMO	2.1
Building-Residential/Commercial	2.1
Insurance-Property/Casualty	2.0
Electronic Components-Semiconductors	2.0
Savings & Loans/Thrifts	2.0
Distribution/Wholesale	1.8
Oil Companies-Exploration & Production	1.6
Beverages-Wine/Spirits	1.5
Rental Auto/Equipment	1.4
Medical-Hospitals	1.3
Food-Misc./Diversified	1.3
Time Deposits	1.3
Transport-Services	1.3
Telecom Services	1.3
Office Supplies & Forms	1.3
Building & Construction Products-Misc.	1.2
Wire & Cable Products	1.2
Home Decoration Products	1.2
Electronic Parts Distribution	1.2
Oil & Gas Drilling	1.2
Finance-Leasing Companies	1.2
Investment Management/Advisor Services	1.2
Cruise Lines	1.1
Circuit Boards	1.1
Commercial Services	1.1
Publishing-Newspapers	1.0
Food-Meat Products	1.0
Casino Hotels	1.0
Transport-Marine	1.0
Apparel Manufacturers	1.0
Transport-Truck	0.9
Computer Services	0.7
Computers-Integrated Systems	0.7
Metal Processors & Fabrication	0.7
Food-Dairy Products	0.6
Batteries/Battery Systems	0.6
Building-Heavy Construction	0.6
Networking Products	0.6
Machinery-General Industrial	0.6
Retail-Office Supplies	0.5
Chemicals-Specialty	0.4

99.6%

*	Calculated as a percentage of net assets

176

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.3%
Apparel Manufacturers — 1.0%
Jones Group, Inc.	503,530	$5,322,312

Auto/Truck Parts & Equipment-Original — 2.7%
Dana Holding Corp.	314,430	4,144,187
Lear Corp.	160,350	5,700,443
TRW Automotive Holdings Corp.†	130,020	5,109,786

		14,954,416

Banks-Commercial — 6.4%
Associated Banc-Corp.	506,440	6,325,436
CapitalSource, Inc.	1,138,470	7,456,978
Popular, Inc.†	258,193	3,890,969
Susquehanna Bancshares, Inc.	673,220	7,176,525
Webster Financial Corp.	165,170	3,389,288
Zions Bancorporation	402,120	7,318,584

		35,557,780

Banks-Super Regional — 2.7%
Comerica, Inc.	244,520	7,386,949
Huntington Bancshares, Inc.	1,212,810	7,537,614

		14,924,563

Batteries/Battery Systems — 0.6%
EnerSys†	99,790	3,407,829

Beverages-Wine/Spirits — 1.5%
Constellation Brands, Inc., Class A†	284,779	8,033,616

Building & Construction Products-Misc. — 1.2%
Fortune Brands Home & Security, Inc.†	311,810	6,897,237

Building-Heavy Construction — 0.6%
Tutor Perini Corp.†	284,370	3,230,443

Building-Residential/Commercial — 2.1%
Meritage Homes Corp.†	151,810	5,328,531
NVR, Inc.†	7,850	6,075,743

		11,404,274

Casino Hotels — 1.0%
MGM Resorts International†	591,980	5,635,650

Chemicals-Specialty — 0.4%
Ferro Corp.†	788,520	2,420,756

Circuit Boards — 1.1%
TTM Technologies, Inc.†	566,380	6,196,197

Commercial Services — 1.1%
Convergys Corp.	404,650	5,964,541

Computer Services — 0.7%
Insight Enterprises, Inc.†	244,827	4,103,301

Computers-Integrated Systems — 0.7%
NCR Corp.†	166,600	3,885,112

Cruise Lines — 1.1%
Royal Caribbean Cruises, Ltd.	253,620	6,335,428

Distribution/Wholesale — 1.8%
Arrow Electronics, Inc.†	191,690	6,469,537
Ingram Micro, Inc., Class A†	242,330	3,632,527

		10,102,064

Electric-Integrated — 5.8%
Great Plains Energy, Inc.	343,880	7,627,258
NV Energy, Inc.	453,130	8,287,748
PNM Resources, Inc.	421,010	8,757,008
Portland General Electric Co.	275,640	7,505,677

		32,177,691

Security Description	Shares	Value (Note 2)

Electronic Components-Misc. — 2.5%
AU Optronics Corp. ADR	1,203,769	$3,599,269
Flextronics International, Ltd.†	768,320	4,924,931
Vishay Intertechnology, Inc.†	510,250	5,036,168

		13,560,368

Electronic Components-Semiconductors — 2.0%
Amkor Technology, Inc.†	872,260	4,649,146
Micron Technology, Inc.†	1,002,610	6,226,208

		10,875,354

Electronic Parts Distribution — 1.2%
Avnet, Inc.†	214,200	6,747,300

Finance-Leasing Companies — 1.2%
Aircastle, Ltd.	557,120	6,590,730

Food-Dairy Products — 0.6%
Dean Foods Co.†	286,890	3,548,829

Food-Meat Products — 1.0%
Tyson Foods, Inc., Class A	379,100	5,690,291

Food-Misc./Diversified — 1.3%
Dole Food Co., Inc.†	622,670	7,328,826

Gas-Distribution — 2.9%
Atmos Energy Corp.	221,440	7,938,624
UGI Corp.	260,270	7,977,275

		15,915,899

Home Decoration Products — 1.2%
Newell Rubbermaid, Inc.	386,710	6,825,432

Insurance-Life/Health — 2.3%
Torchmark Corp.	146,700	7,298,325
Unum Group	297,555	5,620,814

		12,919,139

Insurance-Property/Casualty — 2.0%
Amtrust Financial Services, Inc.	129,841	3,867,963
Fidelity National Financial, Inc., Class A	400,820	7,463,269

		11,331,232

Insurance-Reinsurance — 4.3%
Aspen Insurance Holdings, Ltd.	261,500	7,515,510
Endurance Specialty Holdings, Ltd.	47,110	1,633,304
Platinum Underwriters Holdings, Ltd.	187,430	7,126,088
Reinsurance Group of America, Inc.	134,070	7,463,677

		23,738,579

Investment Management/Advisor Services — 1.2%
Legg Mason, Inc.	261,590	6,414,187

Machinery-General Industrial — 0.6%
Sauer-Danfoss, Inc.	84,430	3,055,522

Medical-HMO — 2.1%
Coventry Health Care, Inc.	214,990	7,165,617
Health Net, Inc.†	199,240	4,387,265

		11,552,882

Medical-Hospitals — 1.3%
LifePoint Hospitals, Inc.†	192,316	7,331,086

Metal Processors & Fabrication — 0.7%
Timken Co.	104,770	3,792,674

Networking Products — 0.6%
Anixter International, Inc.	56,530	3,217,122

177

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Office Supplies & Forms — 1.3%
Avery Dennison Corp.	224,570	$6,914,510

Oil & Gas Drilling — 1.2%
Helmerich & Payne, Inc.	142,080	6,606,720

Oil Companies-Exploration & Production — 1.6%
Plains Exploration & Production Co.†	131,990	5,274,320
Stone Energy Corp.†	135,310	3,553,241

		8,827,561

Oil Refining & Marketing — 2.1%
Tesoro Corp.	229,380	6,342,357
Western Refining, Inc.	224,500	5,282,485

		11,624,842

Publishing-Newspapers — 1.0%
Gannett Co., Inc.	410,940	5,798,363

Real Estate Investment Trusts — 10.3%
BioMed Realty Trust, Inc.	387,710	7,288,948
BRE Properties, Inc.	121,120	6,380,602
Camden Property Trust	95,340	6,798,695
DiamondRock Hospitality Co.	477,180	4,514,123
Entertainment Properties Trust	159,270	7,192,633
Glimcher Realty Trust	639,300	6,405,786
Home Properties, Inc.	106,490	6,986,809
Mid-America Apartment Communities, Inc.	94,740	6,558,850
Plum Creek Timber Co., Inc.	125,080	5,076,997

		57,203,443

Rental Auto/Equipment — 1.4%
Avis Budget Group, Inc.†	326,610	4,693,386
Hertz Global Holdings, Inc.†	263,120	2,962,731

		7,656,117

Retail-Apparel/Shoe — 4.1%
ANN, Inc.†	268,730	7,277,208
Children’s Place Retail Stores, Inc.†	140,400	7,132,320
Express, Inc.†	276,820	4,456,802
Men’s Wearhouse, Inc.	141,020	3,842,795

		22,709,125

Retail-Office Supplies — 0.5%
Office Depot, Inc.†	1,576,715	2,806,553

Savings & Loans/Thrifts — 2.0%
First Niagara Financial Group, Inc.	791,220	5,997,448
Washington Federal, Inc.	304,480	4,850,366

		10,847,814

Semiconductor Equipment — 3.0%
Entegris, Inc.†	730,740	5,882,457
Lam Research Corp.†	166,380	5,725,136
MKS Instruments, Inc.	196,828	5,196,259

		16,803,852

Steel-Producers — 2.6%
Commercial Metals Co.	399,500	5,149,555
Reliance Steel & Aluminum Co.	93,380	4,807,203
Steel Dynamics, Inc.	334,870	4,316,474

		14,273,232

Security Description	Shares/ Principal Amount	Value (Note 2)

Telecom Services — 1.3%
Amdocs, Ltd.†	234,140	$6,965,665

Transport-Marine — 1.0%
Teekay Corp.	180,110	5,534,780

Transport-Services — 1.3%
Bristow Group, Inc.	154,500	7,071,465

Transport-Truck — 0.9%
Con-way, Inc.	134,050	4,774,861

Wire & Cable Products — 1.2%
General Cable Corp.†	261,780	6,840,311

Total Long-Term Investment Securities (cost $543,000,599)		544,247,876

SHORT-TERM INVESTMENT SECURITIES — 1.3%
Time Deposits — 1.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/01/12 (cost $7,135,000)	$7,135,000	7,135,000

TOTAL INVESTMENTS (cost $550,135,599)(1)	99.6%	551,382,876
Other assets less liabilities	0.4	2,204,103

NET ASSETS	100.0%	$553,586,979

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

178

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Banks-Commercial	$35,557,780	$—	$—	$35,557,780
Electric-Integrated	32,177,691			32,177,691
Real Estate Investment Trusts	57,203,443	—	—	57,203,443
Other Industries*	419,308,962	—	—	419,308,962
Short-Term Investment Securities:
Time Deposits	—	7,135,000	—	7,135,000

Total	$544,247,876	$7,135,000	$—	$551,382,876

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

See Notes to Financial Statements

179

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO PROFILE — July 31, 2012 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	8.7%
Banks-Commercial	6.6
Chemicals-Diversified	6.3
Diversified Banking Institutions	5.3
Medical-Drugs	5.2
Insurance-Multi-line	4.6
Insurance-Life/Health	3.9
Cellular Telecom	3.5
Auto-Cars/Light Trucks	3.3
Real Estate Operations & Development	2.8
Tobacco	2.4
Gas-Distribution	2.3
Telecom Services	2.2
Repurchase Agreements	2.1
Food-Misc./Diversified	2.0
Oil Companies-Exploration & Production	2.0
Real Estate Investment Trusts	1.9
Import/Export	1.9
Transport-Services	1.7
Retail-Convenience Store	1.6
Finance-Leasing Companies	1.5
Electronic Components-Semiconductors	1.4
Cable/Satellite TV	1.4
Brewery	1.4
Diversified Manufacturing Operations	1.3
Electric-Integrated	1.2
Building-Heavy Construction	1.1
Auto-Heavy Duty Trucks	1.1
Advertising Agencies	1.1
Oil-Field Services	1.1
Metal-Diversified	1.1
Electric Products-Misc.	1.0
Electric-Generation	1.0
Travel Services	0.9
Telephone-Integrated	0.9
Medical-Generic Drugs	0.8
Beverages-Non-alcoholic	0.8
Retail-Major Department Stores	0.7
Auto/Truck Parts & Equipment-Original	0.7
Computer Data Security	0.7
Entertainment Software	0.7
Transactional Software	0.7
Insurance-Reinsurance	0.7
Commercial Services	0.6
Finance-Investment Banker/Broker	0.6
Metal-Iron	0.5
Office Automation & Equipment	0.5
Rubber-Tires	0.5
Agricultural Operations	0.4
Building Products-Cement	0.4
Casino Hotels	0.4
Medical Products	0.4
Gold Mining	0.4
Machinery-General Industrial	0.3
Computers	0.3
Appliances	0.2
Industrial Automated/Robotic	0.1

99.2%

Country Allocation*

Japan	20.5%
United Kingdom	19.6
Germany	12.7
France	10.1
Australia	5.6
Italy	3.6
Canada	3.5
Netherlands	2.8
United States	2.7
Hong Kong	2.2
Switzerland	1.8
China	1.4
South Korea	1.4
Belgium	1.4
Singapore	1.2
Bermuda	1.2
Ireland	1.2
Spain	1.2
Jersey	1.1
Russia	0.9
Israel	0.8
Portugal	0.5
Mauritius	0.4
Cayman Islands	0.4
Brazil	0.3
Finland	0.3
Taiwan	0.3
British Virgin Islands	0.1

99.2%

*	Calculated as a percentage of net assets

180

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.1%
Australia — 5.6%
Australia & New Zealand Banking Group, Ltd.	239,803	$5,932,293
Coca-Cola Amatil, Ltd.	163,744	2,397,055
Dexus Property Group	2,025,956	2,107,787
Fortescue Metals Group, Ltd.	392,742	1,704,586
Macquarie Group, Ltd.	65,829	1,728,109
Newcrest Mining, Ltd.	45,163	1,115,353
Origin Energy, Ltd.	167,363	2,077,165

		17,062,348

Belgium — 1.4%
Anheuser-Busch InBev NV	52,700	4,160,915

Bermuda — 1.2%
Biosensors International Group, Ltd.†	1,132,000	1,118,901
Haier Electronics Group Co., Ltd.†	610,000	705,598
Hong Kong Land Holdings, Ltd.	308,000	1,848,000

		3,672,499

Brazil — 0.3%
Petroleo Brasileiro SA ADR	54,200	1,063,946

British Virgin Islands — 0.1%
Hollysys Automation Technologies, Ltd.†	47,700	371,583

Canada — 3.5%
BCE, Inc.	84,312	3,588,210
Canadian Natural Resources, Ltd.	112,100	3,057,222
National Bank of Canada	54,274	4,041,663

		10,687,095

Cayman Islands — 0.4%
China Shanshui Cement Group, Ltd.	2,230,000	1,265,297

China — 1.4%
China Construction Bank Corp.	3,777,000	2,547,321
Industrial & Commercial Bank of China	3,199,000	1,835,732

		4,383,053

Finland — 0.3%
Metso OYJ	27,829	1,016,609

France — 10.1%
Arkema SA	26,659	1,963,481
AXA SA	183,973	2,252,285
PPR	15,349	2,304,019
Sanofi	115,188	9,420,613
SCOR SE	87,442	2,077,536
Technip SA	30,818	3,248,854
Total SA	63,584	2,941,980
Valeo SA	53,045	2,281,392
Vinci SA	77,983	3,315,082
Vivendi SA	61,406	1,168,064

		30,973,306

Germany — 12.7%
Allianz SE	65,176	6,502,812
BASF SE	89,776	6,570,183
Bayer AG	110,262	8,399,103
Continental AG	17,605	1,598,162
Deutsche Bank AG	56,122	1,717,681
Deutsche Post AG	189,822	3,419,274
Kabel Deutschland Holding AG†	68,120	4,275,394
Lanxess AG	33,406	2,322,304
Siemens AG	45,511	3,869,374

		38,674,287

Security Description	Shares	Value (Note 2)

Hong Kong — 2.2%
AIA Group, Ltd.	288,800	$1,014,843
China Mobile, Ltd.	167,000	1,960,791
Hysan Development Co., Ltd.	434,000	1,832,888
SJM Holdings, Ltd.	632,000	1,129,576
Sun Hung Kai Properties, Ltd.	60,000	748,578

		6,686,676

Ireland — 1.2%
Kerry Group PLC, Class A (ISE)	68,446	3,111,779
Kerry Group PLC, Class A (LSE)	9,593	433,178

		3,544,957

Israel — 0.8%
Teva Pharmaceutical Industries, Ltd. ADR	62,600	2,559,714

Italy — 3.6%
Eni SpA	233,473	4,837,545
Fiat Industrial SpA	336,503	3,312,266
Fiat SpA†	263,297	1,295,842
UniCredit SpA	454,095	1,546,532

		10,992,185

Japan — 20.5%
Ajinomoto Co., Inc.	177,000	2,514,816
Astellas Pharma, Inc.	76,400	3,647,641
Canon, Inc.	47,500	1,611,200
Electric Power Development Co., Ltd.	123,400	2,914,214
Inpex Corp.	524	2,944,461
Japan Tobacco, Inc.	140,900	4,443,873
Konami Corp.	100,600	2,165,878
Lawson, Inc.	65,500	4,711,808
Mitsubishi Electric Corp.	390,000	3,120,000
Mitsubishi UFJ Financial Group, Inc.	1,084,700	5,289,865
Mitsui & Co., Ltd.	386,400	5,771,889
Mitsui Fudosan Co., Ltd.	206,000	4,023,757
Nippon Telegraph & Telephone Corp.	57,700	2,684,666
Nissan Motor Co., Ltd.	940,200	8,953,713
ORIX Corp.	48,900	4,675,622
Tokyo Gas Co., Ltd.	608,000	3,144,090

		62,617,493

Jersey — 1.1%
WPP PLC	259,781	3,290,966

Mauritius — 0.4%
Golden Agri-Resources, Ltd.	2,139,000	1,271,987

Netherlands — 2.8%
Gemalto NV	28,543	2,187,581
ING Groep NV CVA†	681,198	4,510,063
Ziggo NV	60,282	1,743,017

		8,440,661

Portugal — 0.5%
EDP - Energias de Portugal SA	739,190	1,686,212

Russia — 0.9%
Sberbank of Russia ADR	258,362	2,879,341

Singapore — 1.2%
ComfortDelGro Corp., Ltd.	1,362,000	1,838,766
United Overseas Bank, Ltd.	117,000	1,880,424

		3,719,190

181

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
South Korea — 1.4%
Samsung Electronics Co., Ltd.	2,344	$2,713,805
SK Hynix, Inc.†	81,730	1,568,638

		4,282,443

Spain — 1.2%
Amadeus IT Holding SA	99,384	2,150,330
Banco Bilbao Vizcaya Argentaria SA	211,352	1,384,492

		3,534,822

Switzerland — 1.8%
ACE, Ltd.	74,006	5,439,441

Taiwan — 0.3%
Asustek Computer, Inc.	87,560	813,052

United Kingdom — 19.6%
Aggreko PLC	54,344	1,739,850
AstraZeneca PLC	59,274	2,775,437
Barclays PLC	1,243,585	3,275,589
BG Group PLC	201,032	3,977,674
British Land Co. PLC	451,651	3,784,908
Centrica PLC	813,832	4,044,814
HSBC Holdings PLC	518,800	4,342,746
Imperial Tobacco Group PLC	23,497	913,258
Prudential PLC	529,111	6,329,595
Rio Tinto PLC	69,586	3,214,644
Royal Dutch Shell PLC, Class A	405,037	13,809,484
TUI Travel PLC	939,283	2,690,541
Vodafone Group PLC	3,101,898	8,880,407

		59,778,947

Security Description	Shares/ Principal Amount	Value (Note 2)

United States — 0.6%
Philip Morris International, Inc.	21,700	$1,984,248

Total Long-Term Investment Securities (cost $286,870,994)		296,853,273

REPURCHASE AGREEMENT — 2.1%
Agreement with Deutsche Bank AG, bearing interest at 0.16%, dated 07/31/2012, to be repurchased 08/01/2012 in the amount of $6,337,028 and collateralized by $6,201,000 of United States Treasury Notes, bearing interest at 1.50% due 06/30/2016 and having an approximate value of $6,474,316 (cost $6,337,000)	$6,337,000	6,337,000

TOTAL INVESTMENTS (cost $293,207,994)(1)	99.2%	303,190,273
Other assets less liabilities	0.8	2,464,237

NET ASSETS	100.0%	$305,654,510

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

ISE — Ireland Stock Exchange

LSE — London Stock Exchange

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America N.A.	AUD	959,100	USD	972,940	08/16/2012	$—	$(33,683)
	CAD	528,600	USD	518,744	08/16/2012	—	(8,192)
	EUR	810,500	USD	994,007	08/16/2012	—	(3,387)
	GBP	179,000	USD	277,940	08/16/2012	—	(2,702)
	USD	1,191,483	AUD	1,167,400	08/16/2012	33,760	—
	USD	247,971	CAD	252,900	08/16/2012	4,133	—
	USD	1,125,334	EUR	910,700	08/16/2012	—	(4,634)
	USD	277,906	GBP	179,000	08/16/2012	2,736	—
	USD	1,052,689	SEK	7,394,400	08/16/2012	34,006	—

						74,635	(52,598)

Barclays Bank PLC	CAD	3,276,200	USD	3,175,720	08/16/2012	—	(90,163)
	EUR	1,918,300	USD	2,386,250	08/16/2012	25,608	—
	GBP	1,288,200	USD	1,998,861	08/16/2012	—	(20,827)
	HKD	29,360,700	USD	3,785,864	08/16/2012	—	(483)
	USD	838,051	AUD	818,600	08/16/2012	21,110	—
	USD	680,708	CAD	694,100	08/16/2012	11,206	—
	USD	5,756,038	CHF	5,567,600	08/16/2012	—	(51,573)
	USD	774,122	HKD	6,004,800	08/16/2012	255	—
	USD	143,042	JPY	11,347,800	08/16/2012	2,230	—
	USD	1,482,703	SEK	10,398,200	08/16/2012	45,435	—
	USD	834,636	SGD	1,057,400	08/16/2012	15,088	—

						120,932	(163,046)

182

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank N.A.	CAD	708,700	USD	696,302	08/16/2012	$—	$(10,167)
	GBP	1,826,200	USD	2,832,748	08/16/2012	—	(30,436)
	USD	1,307,032	AUD	1,306,000	08/16/2012	63,679	—
	USD	1,661,289	CAD	1,714,600	08/16/2012	47,912	—
	USD	2,100,843	CHF	2,028,700	08/16/2012	—	(22,273)
	USD	768,984	DKK	4,538,700	08/16/2012	—	(18,303)
	USD	263,232	EUR	211,700	08/16/2012	—	(2,716)
	USD	2,688,265	GBP	1,732,900	08/16/2012	28,641	—
	USD	740,922	SGD	938,600	08/16/2012	13,334	—

						153,566	(83,895)

Credit Suisse London Branch	CAD	1,042,900	USD	1,010,513	08/16/2012	—	(29,103)
	EUR	1,599,900	USD	1,990,772	08/16/2012	21,950	—
	GBP	1,544,100	USD	2,395,208	08/16/2012	—	(25,690)
	JPY	278,379,300	USD	3,507,627	08/16/2012	—	(56,125)
	NOK	3,400,800	USD	560,107	08/16/2012	—	(3,814)
	USD	1,864,337	AUD	1,863,200	08/16/2012	91,183	—
	USD	5,455,054	CHF	5,271,000	08/16/2012	—	(54,480)
	USD	6,649,345	GBP	4,237,600	08/16/2012	—	(5,477)
	USD	552,111	NZD	692,500	08/16/2012	8,192	—
	USD	2,889,314	SEK	20,429,300	08/16/2012	113,013	—

						234,338	(174,689)

Deutsche Bank AG London	CAD	799,500	USD	774,244	08/16/2012	—	(22,738)
	GBP	468,100	USD	726,357	08/16/2012	—	(7,548)
	USD	1,738,261	CHF	1,678,500	08/16/2012	—	(18,500)
	USD	1,987,912	EUR	1,597,900	08/16/2012	—	(21,552)
	USD	486,724	GBP	313,500	08/16/2012	4,793	—
	USD	1,412,927	SEK	10,000,700	08/16/2012	56,793	—

						61,586	(70,338)

Goldman Sachs International	EUR	2,585,400	USD	3,215,798	08/16/2012	34,229	—
	GBP	453,100	USD	703,116	08/16/2012	—	(7,271)
	JPY	62,457,100	USD	796,747	08/16/2012	—	(2,815)
	USD	1,556,200	AUD	1,555,500	08/16/2012	76,373	—
	USD	2,244,445	JPY	178,056,300	08/16/2012	34,993	—
	USD	325,518	SEK	2,301,800	08/16/2012	12,759	—

						158,354	(10,086)

HSBC Bank	CAD	861,400	USD	834,722	08/16/2012	—	(23,965)
	EUR	1,311,600	USD	1,632,024	08/16/2012	17,981	—
	NZD	692,500	USD	552,096	08/16/2012	—	(8,208)
	USD	330,132	CAD	342,000	08/16/2012	10,791	—
	USD	2,279,403	CHF	2,200,900	08/16/2012	—	(24,399)
	USD	2,507,486	GBP	1,615,700	08/16/2012	25,670	—
	USD	740,617	HKD	5,744,000	08/16/2012	128	—
	USD	891,239	JPY	70,727,800	08/16/2012	14,203	—
	USD	897,209	NOK	5,452,700	08/16/2012	6,958	—
	USD	555,350	NZD	692,500	08/16/2012	4,953	—

						80,684	(56,572)

183

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
JPMorgan Chase Bank	AUD	253,100	USD	253,328	08/16/2012	$—	$(12,313)
	CAD	2,438,500	USD	2,363,208	08/16/2012	—	(67,613)
	EUR	1,307,300	USD	1,625,784	08/16/2012	17,033	—
	HKD	3,849,400	USD	496,371	08/16/2012	—	(46)
	JPY	154,107,900	USD	1,939,046	08/16/2012	—	(33,810)
	SGD	1,596,900	USD	1,260,439	08/16/2012	—	(22,826)
	USD	4,528,146	CHF	4,373,600	08/16/2012	—	(47,033)
	USD	3,703,836	GBP	2,386,800	08/16/2012	38,278	—
	USD	1,673,186	NOK	10,171,800	08/16/2012	13,502	—
	USD	564,516	SEK	3,994,800	08/16/2012	22,567	—

						91,380	(183,641)

Royal Bank of Scotland PLC	CAD	1,916,200	USD	1,858,566	08/16/2012	—	(51,600)
	CHF	330,000	USD	341,555	08/16/2012	3,443	—
	EUR	704,400	USD	854,296	08/16/2012	—	(12,532)
	GBP	747,200	USD	1,159,171	08/16/2012	—	(12,317)
	JPY	186,906,300	USD	2,356,803	08/16/2012	—	(35,930)
	USD	4,241,903	AUD	4,243,600	08/16/2012	211,963	—
	USD	1,488,499	CAD	1,520,200	08/16/2012	26,914	—
	USD	2,917,083	EUR	2,303,700	08/16/2012	—	(82,172)
	USD	1,159,161	GBP	747,200	08/16/2012	12,327	—

						254,647	(194,551)

State Street Bank and Trust Co.	AUD	2,983,900	USD	2,985,989	08/16/2012	—	(145,760)
	CAD	1,608,000	USD	1,558,140	08/16/2012	—	(44,797)
	EUR	6,305,900	USD	7,840,125	08/16/2012	80,144	—
	ILS	3,078,700	USD	762,834	08/16/2012	—	(9,466)
	NOK	2,192,800	USD	360,925	08/16/2012	—	(2,685)
	USD	2,795,451	AUD	2,669,300	08/16/2012	6,110	—

						86,254	(202,708)

UBS AG	CAD	252,900	USD	247,984	08/16/2012	—	(4,119)
	GBP	377,300	USD	585,774	08/16/2012	—	(5,771)
	USD	245,015	CAD	252,900	08/16/2012	7,088	—
	USD	1,619,882	CHF	1,577,100	08/16/2012	—	(4,013)
	USD	1,403,269	EUR	1,128,200	08/16/2012	—	(14,916)
	USD	585,479	GBP	377,300	08/16/2012	6,066	—

						13,154	(28,819)

Westpac Banking Corp.	CAD	1,760,700	USD	1,706,270	08/16/2012	—	(48,886)
	EUR	2,826,400	USD	3,503,266	08/16/2012	25,125	—
	GBP	1,460,700	USD	2,266,656	08/16/2012	—	(23,485)
	USD	2,266,370	AUD	2,265,600	08/16/2012	111,488	—
	USD	2,598,755	EUR	2,089,300	08/16/2012	—	(27,682)
	USD	6,606,820	JPY	524,099,200	08/16/2012	102,584	—

						239,197	(100,053)

Net Unrealized Appreciation (Depreciation)						$1,568,727	$(1,320,996)

AUD	— Australian Dollar	GBP	— British Pound Sterling	NZD	— New Zealand Dollar
CAD	— Canadian Dollar	HKD	— Hong Kong Dollar	SEK	— Swedish Krona
CHF	— Swiss Franc	ILS	— Israeli Shekel	SGD	— Singapore Dollar
DKK	— Danish Krone	JPY	— Japanese Yen	USD	— United States Dollar
EUR	— Euro	NOK	— Norwegian Krone

184

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Australia	$17,062,348	$—	$—	$17,062,348
France	30,973,306	—	—	30,973,306
Germany	38,674,287	—	—	38,674,287
Japan	62,617,493	—	—	62,617,493
United Kingdom	59,778,947	—	—	59,778,947
Other Countries*	87,746,892	—	—	87,746,892
Repurchase Agreement	—	6,337,000	—	6,337,000
Other Financial Instruments:@
Forward Foreign Currency Contracts-Appreciation	—	1,568,727	—	1,568,727

Total	$296,853,273	$7,905,727	$—	$304,759,000

LIABILITIES:
Other Financial Instruments:@
Forward Foreign Currency Contracts-Depreciation	$—	$1,320,996	$—	$1,320,996

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

See Notes to Financial Statements

185

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012

Industry Allocation*

Medical-Drugs	8.2%
Oil Companies-Integrated	6.3
Banks-Commercial	4.2
Repurchase Agreements	3.4
Food-Misc./Diversified	3.2
Banks-Super Regional	3.2
Computers	3.0
Tobacco	2.8
Insurance-Multi-line	2.6
Oil Companies-Exploration & Production	2.1
Telephone-Integrated	2.1
Diversified Banking Institutions	2.0
Auto-Cars/Light Trucks	1.7
Insurance-Life/Health	1.6
Chemicals-Diversified	1.6
Electronic Components-Semiconductors	1.6
Web Portals/ISP	1.5
Cellular Telecom	1.3
Medical Products	1.2
Applications Software	1.2
Computer Services	1.2
Import/Export	1.2
Diversified Manufacturing Operations	1.2
Transport-Rail	1.2
Beverages-Non-alcoholic	1.2
Building-Residential/Commercial	1.0
Retail-Discount	1.0
Telecom Services	1.0
Hotels/Motels	1.0
Medical-Biomedical/Gene	1.0
Diversified Operations	0.9
Enterprise Software/Service	0.9
Multimedia	0.9
Real Estate Operations & Development	0.9
Electronic Components-Misc.	0.9
Diversified Minerals	0.8
Semiconductor Equipment	0.8
Finance-Credit Card	0.8
Apparel Manufacturers	0.8
Aerospace/Defense	0.8
Cable/Satellite TV	0.8
Retail-Major Department Stores	0.7
Medical-Generic Drugs	0.7
Retail-Apparel/Shoe	0.7
E-Commerce/Products	0.7
Semiconductor Components-Integrated Circuits	0.6
Metal-Copper	0.6
Oil-Field Services	0.6
Real Estate Investment Trusts	0.6
Metal-Diversified	0.6
Insurance-Property/Casualty	0.6
Agricultural Chemicals	0.6
Electric-Integrated	0.6
Commercial Services-Finance	0.5
Brewery	0.5
Retail-Convenience Store	0.5
Distribution/Wholesale	0.5
Medical-Wholesale Drug Distribution	0.5
Retail-Jewelry	0.5
Television	0.5
Rubber-Tires	0.5

Power Converter/Supply Equipment	0.4
Engines-Internal Combustion	0.4
Oil Field Machinery & Equipment	0.4
Medical-HMO	0.4
Aerospace/Defense-Equipment	0.4
Building Products-Cement	0.4
Finance-Leasing Companies	0.4
Beverages-Wine/Spirits	0.4
Wireless Equipment	0.3
Electronic Forms	0.3
Soap & Cleaning Preparation	0.3
Retail-Restaurants	0.3
Advertising Agencies	0.3
Retail-Regional Department Stores	0.3
Transactional Software	0.3
Gas-Distribution	0.3
Networking Products	0.3
Investment Management/Advisor Services	0.3
Electric Products-Misc.	0.3
Paper & Related Products	0.3
Retail-Drug Store	0.3
Tools-Hand Held	0.3
Retail-Building Products	0.3
Commercial Services	0.3
Cruise Lines	0.3
Broadcast Services/Program	0.3
Building & Construction-Misc.	0.3
Oil & Gas Drilling	0.3
Electronic Measurement Instruments	0.3
Gold Mining	0.3
Industrial Automated/Robotic	0.2
Machinery-Pumps	0.2
Transport-Services	0.2
Industrial Gases	0.2
Computers-Memory Devices	0.2
Retail-Misc./Diversified	0.2
Internet Content-Information/News	0.2
Transport-Truck	0.2
Retail-Home Furnishings	0.2
E-Commerce/Services	0.2
Machinery-Farming	0.2
Travel Services	0.2
Oil Refining & Marketing	0.2
Coal	0.2
Machinery-Construction & Mining	0.2
Insurance-Reinsurance	0.1
Metal Processors & Fabrication	0.1

99.7%

*	Calculated as a percentage of net assets

186

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (continued)

Country Allocation*

United States	51.3%
United Kingdom	12.2
Japan	5.4
France	5.2
Germany	4.5
Switzerland	3.3
Canada	2.9
Australia	1.9
Netherlands	1.3
China	1.3
Hong Kong	1.2
Ireland	1.1
Jersey	1.0
Belgium	0.8
India	0.8
South Korea	0.7
Cayman Islands	0.7
Brazil	0.5
Bermuda	0.5
Finland	0.5
Israel	0.4
Indonesia	0.4
Singapore	0.4
South Africa	0.3
Spain	0.3
Panama	0.3
Taiwan	0.2
Italy	0.2
Guernsey	0.1

99.7%

*	Calculated as a percentage of net assets

187

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 95.5%
Australia — 1.9%
Australia & New Zealand Banking Group, Ltd.	17,484	$432,523
BHP Billiton, Ltd.	32,880	1,103,296
Flight Centre, Ltd.	12,629	281,761
Regis Resources, Ltd.†	65,557	312,778
Westfield Retail Trust	105,190	337,160

		2,467,518

Belgium — 0.8%
Anheuser-Busch InBev NV	8,629	681,301
Solvay SA	3,888	404,613

		1,085,914

Bermuda — 0.5%
Jardine Matheson Holdings, Ltd.	9,200	481,620
PartnerRe, Ltd.	2,863	207,396

		689,016

Brazil — 0.5%
Cielo SA	9,240	269,372
Petroleo Brasileiro SA ADR	23,148	454,395

		723,767

Canada — 2.9%
Agrium, Inc.	3,525	335,294
Alimentation Couche-Tard, Inc., Class B	5,586	264,581
BCE, Inc.	7,924	337,235
Canadian National Railway Co.	4,904	432,624
First Quantum Minerals, Ltd.	22,328	405,437
Intact Financial Corp.	5,775	371,429
Pacific Rubiales Energy Corp.	11,717	265,103
Suncor Energy, Inc.	17,459	533,772
TELUS Corp.	6,596	404,567
Toronto-Dominion Bank	5,802	456,593

		3,806,635

Cayman Islands — 0.7%
Baidu, Inc. ADR†	4,547	548,005
Coastal Energy Co.†	21,326	321,107

		869,112

China — 1.3%
China Construction Bank Corp.	535,000	360,820
China Shenhua Energy Co., Ltd.	74,500	278,125
Industrial & Commercial Bank of China	824,000	472,848
Ping An Insurance Group Co.	70,000	549,280

		1,661,073

Finland — 0.5%
Nokian Renkaat Oyj	6,382	255,125
UPM-Kymmene Oyj	37,121	398,274

		653,399

France — 5.2%
Accor SA	12,354	411,398
AXA SA	49,287	603,395
BNP Paribas SA	12,440	461,787
Lafarge SA	10,359	477,072
LVMH Moet Hennessy Louis Vuitton SA	2,172	327,506
Pernod-Ricard SA	4,348	468,159
PPR	3,955	593,680

Security Description	Shares	Value (Note 2)

France (Continued)
Sanofi	12,158	$994,338
Schneider Electric SA	10,460	592,405
Technip SA	4,412	465,116
Total SA	22,550	1,043,370
Vivendi SA	28,945	550,591

		6,988,817

Germany — 3.7%
Allianz SE	6,175	616,099
BASF SE	6,340	463,988
Bayer AG	12,284	935,722
Bayerische Motoren Werke AG	5,904	441,450
Bilfinger Berger SE	4,263	350,536
Continental AG	3,825	347,229
Freenet AG	22,707	333,169
Fresenius SE & Co. KGaA	4,112	439,156
Linde AG	2,085	310,540
SAP AG	9,748	622,006

		4,859,895

Guernsey — 0.1%
Resolution, Ltd.	57,047	184,249

Hong Kong — 1.2%
Cheung Kong Holdings, Ltd.	31,000	407,753
China Overseas Land & Investment, Ltd.	150,000	354,366
Hang Lung Properties, Ltd.	115,000	409,300
Wharf Holdings, Ltd.	82,000	473,725

		1,645,144

India — 0.8%
HDFC Bank, Ltd. ADR	10,875	368,771
ICICI Bank, Ltd. ADR	10,049	347,897
Yes Bank, Ltd.	53,285	349,229

		1,065,897

Indonesia — 0.4%
Bank Rakyat Indonesia Persero Tbk PT	679,000	502,166

Ireland — 1.1%
Accenture PLC, Class A	4,609	277,923
Covidien PLC	10,085	563,550
Jazz Pharmaceuticals PLC†	7,186	345,431
Kerry Group PLC, Class A (OTC)	7,221	326,069
Kerry Group PLC, Class A (DSE)	243	11,047

		1,524,020

Israel — 0.4%
Teva Pharmaceutical Industries, Ltd. ADR	13,976	571,479

Italy — 0.2%
Prada SpA	41,900	289,880

Japan — 5.4%
Anritsu Corp.	38,000	474,240
FamilyMart Co., Ltd.	8,700	413,146
FANUC Corp.	2,100	328,205
Hitachi, Ltd.	68,000	404,736
Isuzu Motors, Ltd.	82,000	422,989
ITOCHU Corp	40,000	418,304
Japan Tobacco, Inc.	14,700	463,626
Komatsu, Ltd.	12,200	274,529
Makita Corp.	11,300	382,718
Marubeni Corp.	61,000	412,262

188

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Medipal Holdings Corp.	17,800	$257,459
Mitsubishi Corp.	17,500	350,784
Nippon Telegraph & Telephone Corp.	8,700	404,794
Nissan Motor Co., Ltd.	48,300	459,971
ORIX Corp.	4,900	468,518
Seven & I Holdings Co., Ltd.	9,400	298,995
Sumitomo Corp.	31,900	451,602
Sumitomo Mitsui Financial Group, Inc.	16,600	528,650

		7,215,528

Jersey — 1.0%
Petrofac, Ltd.	13,526	316,193
Shire PLC	11,699	338,965
Wolseley PLC	8,146	294,133
WPP PLC	34,128	432,341

		1,381,632

Netherlands — 1.3%
ASML Holding NV	6,957	404,198
ING Groep NV CVA†	61,991	410,429
Koninklijke Philips Electronics NV	19,780	435,151
Unilever NV CVA	13,883	482,642

		1,732,420

Panama — 0.3%
Carnival Corp.	10,965	364,915

Singapore — 0.4%
Avago Technologies, Ltd.	12,865	476,005

South Africa — 0.3%
Tiger Brands, Ltd.	13,646	439,067

South Korea — 0.7%
Hyundai Motor Co.	1,993	417,770
Samsung Electronics Co., Ltd.	454	525,626

		943,396

Spain — 0.3%
Amadeus IT Holding SA	19,640	424,942

Switzerland — 3.3%
ACE, Ltd.	7,022	516,117
Cie Financiere Richemont SA, Class A	10,953	622,087
Nestle SA	21,579	1,327,275
Novartis AG	11,451	672,070
Roche Holding AG	4,866	863,749
Zurich Insurance Group AG	1,478	329,572

		4,330,870

Taiwan — 0.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	21,607	301,850

United Kingdom — 12.2%
Associated British Foods PLC	17,244	339,302
AstraZeneca PLC	9,026	422,632
Aviva PLC	74,675	341,403
Barclays PLC	207,359	546,181
BG Group PLC	36,644	725,048
British American Tobacco PLC	17,928	954,984
BT Group PLC	108,383	369,254
Burberry Group PLC	17,528	344,615
Centrica PLC	84,993	422,422
Ensco PLC, Class A	6,372	346,191
GlaxoSmithKline PLC	32,067	738,307

Security Description	Shares	Value (Note 2)

United Kingdom (continued)
HSBC Holdings PLC	74,171	$620,867
Imperial Tobacco Group PLC	12,023	467,298
Inchcape PLC	62,566	369,521
InterContinental Hotels Group PLC	14,080	348,128
ITV PLC	202,825	240,089
Legal & General Group PLC	162,993	325,825
Marks & Spencer Group PLC	84,852	443,939
Meggitt PLC	57,717	347,035
Persimmon PLC	31,142	300,524
Prudential PLC	52,200	624,453
Rio Tinto PLC	16,636	768,528
Royal Dutch Shell PLC, Class A	50,163	1,710,276
Spectris PLC	10,266	248,998
Standard Chartered PLC	39,885	915,806
Taylor Wimpey PLC	470,212	325,484
Tullow Oil PLC	17,016	344,153
Unilever PLC	14,569	523,311
Vodafone Group PLC	496,916	1,422,618
Weir Group PLC	12,294	319,004

		16,216,196

United States — 47.9%
Abbott Laboratories	10,544	699,173
Adobe Systems, Inc.†	14,503	447,853
AGCO Corp.†	6,428	281,804
Agilent Technologies, Inc.	8,999	344,572
Akorn, Inc.†	14,786	202,125
Allergan, Inc.	3,989	327,377
Altera Corp.	9,510	337,129
Altria Group, Inc.	23,294	837,885
Amazon.com, Inc.†	2,277	531,224
American Express Co.	8,974	517,890
American Financial Group, Inc.	11,727	442,225
American Tower Corp.	6,049	437,403
Ameriprise Financial, Inc.	7,851	406,054
Amgen, Inc.	8,865	732,249
Anadarko Petroleum Corp.	7,853	545,312
Apache Corp.	5,143	442,915
Apple, Inc.	6,612	4,038,345
AT&T, Inc.	28,225	1,070,292
Baxter International, Inc.	5,140	300,741
BB&T Corp.	13,670	428,828
Biogen Idec, Inc.†	3,530	514,780
Brinker International, Inc.	13,401	434,326
Cameron International Corp.†	5,210	261,907
Capital One Financial Corp.	9,843	556,031
CBS Corp., Class B	10,966	366,922
CF Industries Holdings, Inc.	1,922	376,251
Chevron Corp.	15,083	1,652,795
Cisco Systems, Inc.	26,006	414,796
Citigroup, Inc.	41,344	1,121,663
Coca-Cola Co.	9,358	756,126
Cognizant Technology Solutions Corp., Class A†	4,666	264,889
Comcast Corp., Class A	14,568	474,188
Cooper Cos., Inc.	5,357	403,168
Cummins, Inc.	5,676	544,328
CVS Caremark Corp.	8,542	386,525
D.R. Horton, Inc.	19,266	339,660
Danaher Corp.	6,722	354,989
Discover Financial Services	15,413	554,251
Discovery Communications, Inc., Class A†	7,198	364,435

189

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
United States (continued)
Dow Chemical Co.	11,411	$328,409
eBay, Inc.†	9,697	429,577
Eli Lilly & Co.	9,633	424,141
EMC Corp.†	11,590	303,774
EOG Resources, Inc.	4,674	458,099
Exxon Mobil Corp.	12,239	1,062,957
FedEx Corp.	3,480	314,244
Fifth Third Bancorp	33,508	463,081
Foot Locker, Inc.	10,496	346,578
Freeport-McMoRan Copper & Gold, Inc.	13,413	451,616
Gap, Inc.	10,403	306,784
General Electric Co.	60,185	1,248,839
Google, Inc., Class A†	2,262	1,431,778
Hain Celestial Group, Inc.†	6,057	337,314
Hartford Financial Services Group, Inc.	27,937	459,564
Hess Corp.	5,900	278,244
Intel Corp.	14,090	362,113
International Business Machines Corp.	5,656	1,108,463
Johnson & Johnson	19,518	1,351,036
KLA-Tencor Corp.	5,995	305,205
Kraft Foods, Inc., Class A	11,859	470,921
Lennar Corp., Class A	12,334	360,276
LinkedIn Corp., Class A†	2,870	294,606
Lowe’s Cos., Inc.	14,953	379,358
Macy’s, Inc.	12,057	432,123
Marathon Oil Corp.	15,799	418,200
Marathon Petroleum Corp.	7,578	358,439
Mastercard, Inc., Class A	1,005	438,753
McKesson Corp.	4,036	366,186
Merck & Co., Inc.	38,889	1,717,727
Microsoft Corp.	56,369	1,661,194
Monster Beverage Corp.†	3,286	218,420
Motorola Solutions, Inc.	9,335	451,254
Mylan, Inc.†	18,575	427,782
National Oilwell Varco, Inc.	3,795	274,379
NextEra Energy, Inc.	4,636	328,692
Norfolk Southern Corp.	8,458	626,315
Northrop Grumman Corp.	4,030	266,786
NVIDIA Corp.†	23,765	321,778
Occidental Petroleum Corp.	7,613	662,559
Old Dominion Freight Line, Inc.†	6,777	287,345
Oracle Corp.	19,480	588,296
PepsiCo, Inc.	7,447	541,620
Pfizer, Inc.	78,348	1,883,486
PG&E Corp.	7,198	332,260
Philip Morris International, Inc.	11,570	1,057,961
Pier 1 Imports, Inc.	17,274	284,848
PNC Financial Services Group, Inc.	8,297	490,353
Precision Castparts Corp.	630	98,003
priceline.com, Inc.†	428	283,225
Prudential Financial, Inc.	6,665	321,786
QUALCOMM, Inc.	9,489	566,304
Quanta Services, Inc.†	16,490	379,105
Raytheon Co.	6,109	338,927
Ross Stores, Inc.	4,829	320,839
Sprint Nextel Corp.†	73,800	321,768
Starwood Hotels & Resorts Worldwide, Inc.	9,343	505,923
SunTrust Banks, Inc.	14,337	339,070
Target Corp.	6,281	380,943
Texas Capital Bancshares, Inc.†	9,020	388,672

Security Description	Shares/ Principal Amount	Value (Note 2)

United States (continued)
Time Warner Cable, Inc.	5,538	$470,342
Time Warner, Inc.	15,201	594,663
Travelers Cos., Inc.	6,260	392,189
Union Pacific Corp.	3,962	485,781
United Technologies Corp.	6,660	495,770
UnitedHealth Group, Inc.	9,774	499,354
US Bancorp	17,171	575,228
Valero Energy Corp.	10,220	281,050
Veeco Instruments, Inc.†	10,547	376,633
Verizon Communications, Inc.	11,750	530,395
VF Corp.	2,826	421,922
Wal-Mart Stores, Inc.	12,346	918,913
Walt Disney Co.	12,198	599,410
Wells Fargo & Co.	52,882	1,787,940

		63,901,314

Total Common Stock (cost $116,574,751)		127,316,116

PREFERRED STOCK — 0.8%
Germany — 0.8%
Henkel AG & Co. KGaA	6,097	438,852
Volkswagen AG	3,888	664,947

Total Preferred Stock (cost $974,663)		1,103,799

Total Long-Term Investment Securities (cost $117,549,414)		128,419,915

REPURCHASE AGREEMENT — 3.4%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01% dated 07/31/2012 to be repurchased 08/01/2012 in the amount of $4,542,001 and collateralized by $4,355,000 of United States Treasury Notes, bearing interest at 2.38% due 02/28/2015 and having approximate value of $4,634,465 (cost $4,542,000)	$4,542,000	$4,542,000

TOTAL INVESTMENTS (cost $122,091,414) (1)	99.7%	132,961,915
Other assets less liabilities	0.3	413,851

NET ASSETS	100.0%	$133,375,766

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

DSE  — Dublin Stock Exchange

OTC — Over the Counter

190

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
France	$6,988,817	$—	$—	$6,988,817
Japan	7,215,528	—	—	7,215,528
United Kingdom	16,216,196	—	—	16,216,196
United States	63,901,314	—	—	63,901,314
Other Countries*	32,994,261	—	—	32,994,261
Preferred Stock	1,103,799	—	—	1,103,799
Repurchase Agreement	—	4,542,000	—	4,542,000

Total	$128,419,915	$4,542,000	$—	$132,961,915

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

See Notes to Financial Statements

191

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO PROFILE — July 31, 2012

Industry Allocation*

Repurchase Agreements	12.5%
Medical-Drugs	8.9
Banks-Commercial	6.8
Oil Companies-Integrated	4.9
Food-Misc./Diversified	3.5
Diversified Banking Institutions	3.3
Auto-Cars/Light Trucks	3.1
Chemicals-Diversified	3.0
Telephone-Integrated	1.8
Diversified Manufacturing Operations	1.7
Brewery	1.7
Diversified Minerals	1.6
Tobacco	1.4
Electric-Integrated	1.3
Cellular Telecom	1.2
Electronic Components-Misc.	1.2
Real Estate Investment Trusts	1.2
Real Estate Operations & Development	1.2
Insurance-Multi-line	1.1
Telecom Services	1.1
Food-Retail	1.1
Insurance-Life/Health	1.1
Agricultural Chemicals	1.0
Enterprise Software/Service	1.0
Electronic Components-Semiconductors	1.0
Retail-Apparel/Shoe	0.9
Import/Export	0.9
Engineering/R&D Services	0.9
Transport-Rail	0.9
Metal-Diversified	0.8
Machinery-Construction & Mining	0.8
Beverages-Wine/Spirits	0.8
Insurance-Reinsurance	0.8
Gas-Distribution	0.8
Advertising Agencies	0.7
Medical Products	0.7
Industrial Automated/Robotic	0.7
Gold Mining	0.7
Insurance-Property/Casualty	0.7
Steel-Producers	0.7
Diversified Operations	0.6
Soap & Cleaning Preparation	0.6
Machinery-General Industrial	0.5
Semiconductor Equipment	0.5
Rubber-Tires	0.5
Real Estate Management/Services	0.5
Commercial Services	0.5
Auto/Truck Parts & Equipment-Original	0.5
Wireless Equipment	0.5
Electric Products-Misc.	0.4
Building & Construction-Misc.	0.4
Transport-Services	0.4
Aerospace/Defense	0.4
Building-Heavy Construction	0.4
Cable/Satellite TV	0.4
Finance-Investment Banker/Broker	0.4
Building-Residential/Commercial	0.4
Industrial Gases	0.3
Oil-Field Services	0.3
Machinery-Electrical	0.3
Dialysis Centers	0.3

Machinery-Farming	0.3%
Audio/Video Products	0.3
Cosmetics & Toiletries	0.3
Hotels/Motels	0.3
Building Products-Cement	0.2
Paper & Related Products	0.2
Oil Companies-Exploration & Production	0.2
Publishing-Periodicals	0.2
Multimedia	0.2
Investment Companies	0.2
Textile-Products	0.2
Food-Catering	0.2
Aerospace/Defense-Equipment	0.2
Medical Instruments	0.2
Transport-Marine	0.2
Photo Equipment & Supplies	0.2
Electronic Measurement Instruments	0.2
Retail-Major Department Stores	0.2
Metal Processors & Fabrication	0.2
Distribution/Wholesale	0.2
Seismic Data Collection	0.2
Computers-Integrated Systems	0.2
Building & Construction Products-Misc.	0.2
Transport-Truck	0.2
Building Products-Doors & Windows	0.2
Bicycle Manufacturing	0.2
Security Services	0.2
Oil Refining & Marketing	0.1
Finance-Other Services	0.1
Investment Management/Advisor Services	0.1
Retail-Jewelry	0.1
Machine Tools & Related Products	0.1
Cruise Lines	0.1
Commercial Services-Finance	0.1
Airlines	0.1
Water	0.1
Power Converter/Supply Equipment	0.1
Auto-Heavy Duty Trucks	0.1
Toys	0.1
Medical-Biomedical/Gene	0.1
Office Automation & Equipment	0.1
Web Portals/ISP	0.1
Athletic Footwear	0.1
Chemicals-Specialty	0.1
Building Products-Air & Heating	0.1
Appliances	0.1
Gambling (Non-Hotel)	0.1
Publishing-Books	0.1
Internet Security	0.1
Applications Software	0.1
Casino Hotels	0.1
Resorts/Theme Parks	0.1
Rubber & Vinyl	0.1
Containers-Metal/Glass	0.1
Shipbuilding	0.1
Electric-Distribution	0.1
Retail-Automobile	0.1
Human Resources	0.1
Metal-Aluminum	0.1
Diversified Financial Services	0.1
Advertising Services	0.1

192

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO PROFILE — July 31, 2012 — (continued)

Food-Meat Products	0.1%
Optical Supplies	0.1
Non-Ferrous Metals	0.1
Travel Services	0.1
Tools-Hand Held	0.1
Retail-Consumer Electronics	0.1
Computer Data Security	0.1
Computers-Memory Devices	0.1
Television	0.1
Filtration/Separation Products	0.1
Containers-Paper/Plastic	0.1
Satellite Telecom	0.1

99.0%

Country Allocation*

United Kingdom	21.7%
Japan	20.2
United States	12.5
Germany	9.5
Switzerland	8.0
Australia	4.0
France	3.7
Sweden	3.2
Netherlands	2.9
Singapore	2.2
Norway	1.8
Denmark	1.3
South Korea	1.1
Jersey	1.0
Philippines	0.9
Hong Kong	0.9
Finland	0.9
Belgium	0.8
Canada	0.6
Austria	0.5
Thailand	0.3
Indonesia	0.3
Luxembourg	0.2
Bermuda	0.1
Isle of Man	0.1
Cayman Islands	0.1
Brazil	0.1
Ireland	0.1

99.0%

*	Calculated as a percentage of net assets

193

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 86.0%
Australia — 4.0%
AGL Energy, Ltd.	2,367	$39,053
Alumina, Ltd.	30,039	21,466
Amcor, Ltd./Australia	13,597	107,740
AMP, Ltd.	47,930	201,982
Asciano, Ltd.	1,915	8,734
ASX, Ltd.	2,787	91,439
Australia & New Zealand Banking Group, Ltd.	98,108	2,427,015
BHP Billiton, Ltd.	33,864	1,136,315
Boral, Ltd.	17,629	62,248
Brambles, Ltd.	5,559	36,395
Caltex Australia, Ltd.	1,596	23,699
Centro Retail Australia	22,522	48,520
Coca-Cola Amatil, Ltd.	2,005	29,351
Commonwealth Bank of Australia	19,096	1,154,512
CSL, Ltd.	1,574	70,631
Echo Entertainment Group, Ltd.	1,137	4,995
Fortescue Metals Group, Ltd.	13,144	57,048
Goodman Group	22,317	88,183
GPT Group	29,207	105,279
Iluka Resources, Ltd.	682	6,816
Incitec Pivot, Ltd.	18,485	60,415
Insurance Australia Group, Ltd.	32,824	130,045
Leighton Holdings, Ltd.	583	10,483
Lend Lease Group	1,207	10,274
Macquarie Group, Ltd.	5,203	136,587
National Australia Bank, Ltd.	26,458	694,562
Newcrest Mining, Ltd.	4,850	119,776
Orica, Ltd.	3,983	104,183
Origin Energy, Ltd.	4,936	61,261
OZ Minerals, Ltd.	4,046	32,145
QBE Insurance Group, Ltd.	21,606	318,789
QR National, Ltd.	2,350	7,903
Rio Tinto, Ltd.	4,710	263,326
Santos, Ltd.	3,199	36,140
Sims Metal Management, Ltd.	4,540	39,600
Sonic Healthcare, Ltd.	336	4,467
Stockland	48,101	169,340
Suncorp Group, Ltd.	17,837	159,144
TABCORP Holdings, Ltd.	1,228	4,194
Telstra Corp., Ltd.	13,087	55,013
Transurban Group	4,771	30,685
Wesfarmers, Ltd.	2,861	97,986
Westfield Group	27,027	284,027
Westfield Retail Trust	57,000	182,699
Westpac Banking Corp.	34,896	850,796
Woodside Petroleum, Ltd.	2,717	96,366
Woolworths, Ltd.	4,782	143,576
WorleyParsons, Ltd.	325	8,911

		9,834,114

Austria — 0.5%
Andritz AG	1,751	95,991
Erste Group Bank AG†	13,649	247,371
OMV AG	8,281	260,633
Raiffeisen Bank International AG	3,821	126,255
Telekom Austria AG	13,664	124,410
Verbund AG	2,501	47,928
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,953	76,054
Voestalpine AG	6,231	169,816

		1,148,458

Security Description	Shares	Value (Note 2)

Belgium — 0.8%
Ageas	9,004	$17,958
Anheuser-Busch InBev NV(Xetra)	17,159	1,354,785
Anheuser-Busch InBev NV (Brussells)†	10,360	25
Belgacom SA	1,994	57,434
Groupe Bruxelles Lambert SA	1,996	130,776
Mobistar SA	1,502	46,340
Solvay SA	1,106	115,098
Telenet Group Holding NV	1,100	48,521
UCB SA	2,552	127,986
Umicore SA	2,656	117,809

		2,016,732

Bermuda — 0.1%
Cheung Kong Infrastructure Holdings, Ltd.	6,000	36,287
First Pacific Co./Hong Kong	28,000	31,594
Kerry Properties, Ltd.	9,000	41,201
Li & Fung, Ltd.	62,000	122,326
Noble Group, Ltd.	76,090	65,732
Shangri-La Asia, Ltd.	20,000	39,460
Yue Yuen Industrial Holdings, Ltd.	10,000	30,240

		366,840

Brazil — 0.1%
All America Latina Logistica SA	7,200	33,238
BRF — Brasil Foods SA	10,402	148,934

		182,172

Canada — 0.6%
Agnico-Eagle Mines, Ltd.	2,300	100,935
Barrick Gold Corp.	13,400	441,077
Eldorado Gold Corp.	7,500	81,144
Franco-Nevada Corp.	1,800	87,842
Goldcorp, Inc.	10,600	382,629
IAMGOLD Corp.	5,100	56,958
Kinross Gold Corp.	15,300	127,849
New Gold, Inc.†	6,100	62,104
Yamana Gold, Inc.	10,300	152,726

		1,493,264

Cayman Islands — 0.1%
ASM Pacific Technology, Ltd.	2,200	28,455
MGM China Holdings, Ltd.	25,600	35,587
Sands China, Ltd.	29,600	87,410
Veripos, Inc.	327	629
Wynn Macau, Ltd.	18,800	40,099

		192,180

Denmark — 1.3%
AP Moller — Maersk A/S, Series B	69	478,698
DSV A/S	8,396	180,326
Novo Nordisk A/S, Class B	13,565	2,095,929
Novozymes A/S	8,340	205,875
TDC A/S	20,060	136,251

		3,097,079

Finland — 0.9%
Elisa Oyj	6,593	137,174
Fortum Oyj	11,689	195,885
Kesko Oyj, Class B	10,692	276,659
Kone Oyj, Class B	2,972	184,666
Metso Oyj	11,402	416,522
Neste Oil Oyj	8,347	88,426
Nokia Oyj	94,312	226,281

194

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Finland (continued)
Sampo Oyj, Class A	8,082	$214,792
Stora Enso Oyj, Class R	12,969	74,200
UPM-Kymmene Oyj	22,538	241,812
Wartsila OJY ABP	3,283	98,723

		2,155,140

France — 3.7%
Accor SA	1,748	58,210
Air Liquide SA	2,349	262,951
Alcatel-Lucent/France†	20,584	22,794
Alstom SA	8,721	290,148
AtoS	273	15,374
AXA SA	9,593	117,442
Bouygues SA	13,047	329,488
Cap Gemini SA	892	32,662
Carrefour SA	5,241	94,052
Casino Guichard Perrachon SA	201	16,886
Cie de St-Gobain	1,612	48,712
Cie Generale d’Optique Essilor International SA	1,708	148,872
Cie Generale de Geophysique — Veritas†	14,708	423,735
Cie Generale des Etablissements Michelin	3,885	264,913
CNP Assurances	2,057	21,708
Danone SA	9,275	564,664
Dassault Systemes SA	356	35,217
Edenred	1,748	46,176
Electricite de France SA	926	19,221
Eurazeo	256	10,218
Fonciere Des Regions	196	14,190
France Telecom SA	8,705	116,639
GDF Suez	5,808	129,953
Gecina SA	184	16,912
ICADE	167	12,813
Imerys SA	258	13,039
Klepierre	731	23,853
L’Oreal SA	420	50,447
Lafarge SA	6,164	283,876
Lagardere SCA	1,554	42,027
LVMH Moet Hennessy Louis Vuitton SA	534	80,519
Pernod-Ricard SA	828	89,153
Peugeot SA†	883	6,880
PPR	1,128	169,323
Publicis Groupe SA	3,122	154,056
Remy Cointreau SA	399	47,129
Renault SA	487	21,326
Rexel SA	2,291	38,379
Safran SA	521	17,689
Sanofi	24,873	2,034,230
Schneider Electric SA	5,115	289,689
SCOR SE	3,894	92,518
Societe BIC SA	246	24,971
Sodexo	899	67,949
Technip SA	5,146	542,495
Thales SA	643	20,162
Total SA	20,428	945,187
Unibail-Rodamco SE	1,348	259,402
Vallourec SA	519	21,558
Veolia Environnement SA	2,530	28,561
Vinci SA	7,943	337,659

Security Description	Shares	Value (Note 2)

France (continued)
Vivendi SA	13,599	$258,680
Zodiac Aerospace	827	80,884

		9,155,591

Germany — 9.0%
Adidas AG	2,288	172,034
Allianz SE	14,022	1,399,019
Axel Springer AG	900	40,286
BASF SE	27,110	1,984,023
Bayer AG	24,611	1,874,719
Bayerische Motoren Werke AG	9,395	702,477
Beiersdorf AG	3,003	199,228
Celesio AG	4,569	83,342
Commerzbank AG†	48,957	76,320
Continental AG	811	73,622
Daimler AG	22,713	1,137,684
Deutsche Bank AG	15,093	461,939
Deutsche Boerse AG	2,464	122,678
Deutsche Lufthansa AG	9,369	118,158
Deutsche Post AG	41,498	747,506
Deutsche Telekom AG	72,535	819,020
E.ON AG	63,641	1,358,572
Fraport AG Frankfurt Airport Services Worldwide	790	44,883
Fresenius Medical Care AG & Co. KGaA	10,473	760,917
Fresenius SE & Co. KGaA	663	70,807
GEA Group AG	4,505	121,751
Hannover Rueckversicherung AG	2,864	171,859
Hochtief AG†	4,741	225,954
Hugo Boss AG	434	43,803
Infineon Technologies AG	5,977	43,602
K + S AG	4,809	237,952
Kabel Deutschland Holding AG	1,987	124,709
Lanxess AG	1,427	99,202
Linde AG	3,908	582,057
Merck KGaA	2,041	205,621
Metro AG	16,372	451,329
Muenchener Rueckversicherungs AG	6,433	914,993
RWE AG	10,851	427,234
SAP AG	36,763	2,345,793
Siemens AG	40,192	3,417,149
ThyssenKrupp AG	8,459	155,807
United Internet AG	2,452	43,459
Volkswagen AG	2,622	418,749

		22,278,257

Guernsey — 0.0%
Resolution, Ltd.	16,811	54,296

Hong Kong — 0.9%
Bank of East Asia, Ltd.	17,909	62,470
BOC Hong Kong Holdings, Ltd.	42,000	128,902
Cheung Kong Holdings, Ltd.	16,000	210,453
China Merchants Holdings International Co., Ltd.	29	90
CLP Holdings, Ltd.	22,500	194,688
Hang Lung Group, Ltd.	10,000	66,734
Hang Lung Properties, Ltd.	27,000	96,097
Hang Seng Bank, Ltd.	10,800	150,134
Henderson Land Development Co., Ltd.	11,314	65,946
Hong Kong & China Gas Co., Ltd.	55,000	127,097
Hong Kong Exchanges and Clearing, Ltd.	12,051	161,929

195

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Hong Kong (continued)
Hutchison Whampoa, Ltd.	24,000	$216,179
Link REIT	25,500	111,968
MTR Corp.	18,500	64,890
New World Development Co., Ltd.	41,464	53,042
Power Assets Holdings, Ltd.	16,500	129,686
Sino Land Co., Ltd.	32,239	55,126
SJM Holdings, Ltd.	20,000	35,746
Sun Hung Kai Properties, Ltd.	121	1,510
Swire Pacific, Ltd., Class A	8,500	101,938
Wharf Holdings, Ltd.	17,000	98,211
Wheelock & Co., Ltd.	11,000	43,051

		2,175,887

Indonesia — 0.3%
Adaro Energy Tbk PT	74,400	11,476
Astra International Tbk PT	140,000	103,539
Bank Central Asia Tbk PT	85,500	72,266
Bank Danamon Indonesia Tbk PT	21,500	13,743
Bank Mandiri Persero Tbk PT	65,500	57,438
Bank Negara Indonesia Persero Tbk PT	56,000	23,518
Bank Rakyat Indonesia Persero Tbk PT	78,500	58,056
Bumi Resources Tbk PT	129,000	14,174
Charoen Pokphand Indonesia Tbk PT	60,000	20,285
Gudang Garam Tbk PT	4,000	23,814
Indo Tambangraya Megah PT	3,093	11,617
Indocement Tunggal Prakarsa Tbk PT	10,500	23,851
Indofood Sukses Makmur Tbk PT	32,500	18,542
Kalbe Farma Tbk PT	37,000	14,953
Perusahaan Gas Negara Tbk PT	76,000	30,513
Semen Gresik Persero PT	25,500	34,889
Tambang Batubara Bukit Asam Tbk PT	6,000	10,079
Telekomunikasi Indonesia Tbk PT	69,000	66,339
Unilever Indonesia Tbk PT	10,000	25,621
United Tractors Tbk PT	11,772	26,119

		660,832

Ireland — 0.1%
Elan Corp. PLC†	11,074	130,396
James Hardie Industries CDI	5,386	47,375

		177,771

Isle of Man — 0.1%
Genting Singapore PLC	217,000	227,568

Japan — 20.2%
ABC-Mart, Inc.	1,000	40,448
Advantest Corp.	5,500	70,963
Aeon Credit Service Co., Ltd.	2,100	40,374
Aeon Mall Co., Ltd.	3,900	94,099
Ajinomoto Co., Inc.	24,000	340,992
Amada Co., Ltd.	6,000	31,949
Asahi Glass Co., Ltd.	63,200	374,548
Asahi Kasei Corp.	31,000	165,862
Asics Corp.	5,500	64,909
Astellas Pharma, Inc.	12,700	606,349
Bank of Kyoto, Ltd.	8,000	58,880
Bank of Yokohama, Ltd.	36,000	164,045
Benesse Holdings, Inc.	1,700	80,403
Bridgestone Corp.	45,400	1,034,975
Canon, Inc.	7,000	237,440
Casio Computer Co., Ltd.	9,300	61,782
Central Japan Railway Co.	42	348,365
Chiba Bank, Ltd.	17,000	99,661

Security Description	Shares	Value (Note 2)

Japan (continued)
Chubu Electric Power Co., Inc.	6,500	$69,638
Chugai Pharmaceutical Co., Ltd.	6,300	121,847
Citizen Holdings Co., Ltd.	11,400	63,621
Credit Saison Co., Ltd.	2,900	66,445
Dai Nippon Printing Co., Ltd.	12,400	95,073
Daicel Corp.	6,000	36,250
Daihatsu Motor Co., Ltd.	7,000	118,182
Daiichi Sankyo Co., Ltd.	18,500	305,946
Daikin Industries, Ltd.	6,300	172,892
Daito Trust Construction Co., Ltd.	3,800	367,232
Daiwa House Industry Co., Ltd.	24,400	349,174
Daiwa Securities Group, Inc.	48,000	181,248
Denki Kagaku Kogyo KK	14,000	46,592
Denso Corp.	15,509	500,060
East Japan Railway Co.	9,600	616,858
Eisai Co., Ltd.	15,300	679,565
FANUC Corp.	10,700	1,672,282
Fast Retailing Co., Ltd.	4,100	847,552
Fuji Heavy Industries, Ltd.	22,000	165,299
FUJIFILM Holdings Corp.	14,000	252,672
Fujitsu, Ltd.	52,400	207,923
Fukuoka Financial Group, Inc.	17,000	62,451
Furukawa Electric Co., Ltd.	12,600	26,450
GS Yuasa Corp.	13,000	52,083
Hamamatsu Photonics KK	2,500	88,128
Hankyu Hanshin Holdings, Inc.	21,000	112,896
Hirose Electric Co., Ltd.	700	67,290
Hisamitsu Pharmaceutical Co., Inc.	1,700	85,952
Hitachi Construction Machinery Co., Ltd.	1,100	19,965
Hitachi Metals, Ltd.	6,000	66,355
Hitachi, Ltd.	94,800	564,250
Honda Motor Co., Ltd.	36,204	1,182,162
Hoya Corp.	27,800	621,297
Ibiden Co., Ltd.	3,400	55,880
IHI Corp.	28,000	60,211
Inpex Corp.	93	522,586
Isuzu Motors, Ltd.	44,000	226,970
ITOCHU Corp.	34,000	355,558
ITOCHU Techno-Solutions Corp.	1,400	72,576
Japan Real Estate Investment Corp.	23	217,856
Japan Retail Fund Investment Corp.	75	125,856
Japan Steel Works, Ltd.	12,000	66,048
JFE Holdings, Inc.	10,500	139,642
JGC Corp.	14,000	432,589
Joyo Bank, Ltd.	22,000	98,560
JS Group Corp.	4,900	103,174
JSR Corp.	11,000	195,712
JX Holdings, Inc.	60,600	294,758
Kajima Corp.	27,800	80,064
Kaneka Corp.	7,000	36,288
Kansai Electric Power Co., Inc.	11,200	84,296
Kansai Paint Co., Ltd.	8,000	84,070
Kawasaki Heavy Industries, Ltd.	24,000	57,754
Keikyu Corp.	12,000	112,282
Keio Corp.	6,000	44,237
Keyence Corp.	1,390	348,901
Kintetsu Corp.	42,500	169,184
Kobe Steel, Ltd.	55,000	52,096
Komatsu, Ltd.	57,400	1,291,638
Konami Corp.	3,400	73,201
Konica Minolta Holdings, Inc.	13,500	96,422
Kubota Corp.	73,000	697,997

196

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Kuraray Co., Ltd.	21,000	$247,834
Kurita Water Industries, Ltd.	1,600	36,250
Kyocera Corp.	4,600	368,000
Kyushu Electric Power Co., Inc.	3,600	28,247
Mabuchi Motor Co., Ltd.	500	19,552
Makita Corp.	4,100	138,862
Marubeni Corp.	44,200	298,721
Mitsubishi Chemical Holdings Corp.	35,000	149,184
Mitsubishi Corp.	29,900	599,339
Mitsubishi Electric Corp.	42,800	342,400
Mitsubishi Estate Co., Ltd.	55,000	996,864
Mitsubishi Heavy Industries, Ltd.	72,400	294,697
Mitsubishi Logistics Corp.	2,000	21,325
Mitsubishi Materials Corp.	52,000	145,101
Mitsubishi Tanabe Pharma Corp.	6,600	101,207
Mitsubishi UFJ Financial Group, Inc.	152,911	745,716
Mitsui & Co., Ltd.	35,800	534,766
Mitsui Chemicals, Inc.	17,000	38,515
Mitsui Fudosan Co., Ltd.	38,000	742,246
Mitsui OSK Lines, Ltd.	3,000	9,178
Mizuho Financial Group, Inc.	441,200	728,509
MS&AD Insurance Group Holdings	9,100	148,745
Murata Manufacturing Co., Ltd.	5,800	291,392
Nabtesco Corp.	3,400	75,072
Namco Bandai Holdings, Inc.	2,100	30,294
NEC Corp.	64,800	87,091
Nexon Co., Ltd.	2,400	49,797
NGK Insulators, Ltd.	8,400	97,521
NGK Spark Plug Co., Ltd.	12,000	140,237
NHK Spring Co., Ltd.	6,000	63,667
Nidec Corp.	2,400	190,157
Nikon Corp.	6,100	170,527
Nintendo Co., Ltd.	2,200	246,400
Nippon Building Fund, Inc.	27	263,002
Nippon Electric Glass Co., Ltd.	9,000	47,923
Nippon Express Co., Ltd.	23,400	95,846
Nippon Paper Group, Inc.	2,300	29,293
Nippon Steel Corp.	138,000	279,091
Nippon Telegraph & Telephone Corp.	7,100	330,349
Nippon Yusen KK	31,000	69,440
Nishi-Nippon City Bank, Ltd.	21,000	46,234
Nissan Motor Co., Ltd.	53,900	513,300
Nitto Denko Corp.	11,700	508,435
NKSJ Holdings, Inc.	6,300	121,524
Nomura Holdings, Inc.	70,300	250,155
Nomura Research Institute, Ltd.	3,700	77,055
NSK, Ltd.	14,000	85,658
NTN Corp.	13,000	35,277
NTT Data Corp.	42	127,949
NTT DoCoMo, Inc.	94	157,980
Obayashi Corp.	17,000	77,683
OJI Paper Co., Ltd.	28,800	96,584
Omron Corp.	6,300	126,927
Ono Pharmaceutical Co., Ltd.	2,200	139,110
Oracle Corp. Japan	1,500	67,488
Oriental Land Co., Ltd.	1,600	199,475
ORIX Corp.	530	50,676
Osaka Gas Co., Ltd.	31,200	128,195
Otsuka Holdings Co., Ltd.	6,700	204,538
Panasonic Corp.	52,300	365,514
Resona Holdings, Inc.	11,700	48,073
Rinnai Corp.	1,200	77,722

Security Description	Shares	Value (Note 2)

Japan (continued)
Rohm Co., Ltd.	4,000	$144,691
Sanrio Co., Ltd.	1,600	55,480
Santen Pharmaceutical Co., Ltd.	4,800	204,902
SBI Holdings, Inc.	288	19,722
Secom Co., Ltd.	3,400	158,413
Seiko Epson Corp.	4,500	36,230
Sekisui Chemical Co., Ltd.	13,000	111,155
Sekisui House, Ltd.	26,400	254,116
Sharp Corp.	21,800	75,341
Shimamura Co., Ltd.	600	69,888
Shimano, Inc.	5,500	367,488
Shimizu Corp.	19,000	59,584
Shin-Etsu Chemical Co., Ltd.	25,848	1,316,800
Shinsei Bank, Ltd.	28,000	31,898
Shionogi & Co., Ltd.	8,100	115,914
Shizuoka Bank, Ltd.	17,000	171,904
Showa Denko KK	23,000	41,805
Showa Shell Sekiyu KK	6,700	36,620
SMC Corp.	3,400	576,640
Softbank Corp.	23,600	907,750
Sony Corp.	18,647	229,850
Stanley Electric Co., Ltd.	1,700	25,263
Sumitomo Chemical Co., Ltd.	34,400	96,430
Sumitomo Corp.	22,200	314,281
Sumitomo Electric Industries, Ltd.	13,600	161,894
Sumitomo Heavy Industries, Ltd.	11,000	44,634
Sumitomo Metal Industries, Ltd.	80,000	118,784
Sumitomo Metal Mining Co., Ltd.	45,400	490,465
Sumitomo Mitsui Financial Group, Inc.	25,900	824,822
Sumitomo Mitsui Trust Holdings, Inc.	129,518	374,670
Sumitomo Realty & Development Co., Ltd.	16,000	403,866
Sysmex Corp.	2,600	113,984
T&D Holdings, Inc.	11,200	115,261
Taiheiyo Cement Corp.	20,000	44,288
Taisei Corp.	26,000	71,885
Takeda Pharmaceutical Co., Ltd.	50,200	2,313,216
TDK Corp.	3,500	134,400
Teijin, Ltd.	26,800	79,242
Terumo Corp.	11,100	457,498
THK Co., Ltd.	5,700	101,925
Tobu Railway Co., Ltd.	21,200	115,057
Tohoku Electric Power Co., Inc.	6,500	42,099
Tokio Marine Holdings, Inc.	18,671	433,048
Tokyo Electron, Ltd.	12,500	588,000
Tokyo Gas Co., Ltd.	34,400	177,889
Tokyu Corp.	29,000	139,571
Tokyu Land Corp.	28,000	143,002
TonenGeneral Sekiyu KK	9,000	73,958
Toppan Printing Co., Ltd.	10,200	63,713
Toray Industries, Inc.	85,100	537,015
Toshiba Corp.	81,000	271,642
Tosoh Corp.	16,000	39,731
TOTO, Ltd.	10,200	76,116
Toyo Seikan Kaisha, Ltd.	5,300	62,955
Toyota Industries Corp.	2,250	60,509
Toyota Motor Corp.	37,400	1,445,734
Trend Micro, Inc.	7,200	215,286
Unicharm Corp.	6,900	380,659
Ushio, Inc.	1,200	15,252
USS Co., Ltd.	700	75,712
West Japan Railway Co.	1,400	60,570
Yahoo Japan Corp.	497	181,815

197

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Yamada Denki Co., Ltd.	2,660	$138,746
Yamaha Corp.	3,200	31,089
Yamaha Motor Co., Ltd.	1,100	9,391
Yamato Holdings Co., Ltd.	6,400	105,431
Yaskawa Electric Corp.	8,000	58,061
Yokogawa Electric Corp.	7,200	74,557

		49,685,596

Jersey — 1.0%
Experian PLC	21,644	322,039
Petrofac, Ltd.	3,276	76,582
Shire PLC	94	2,723
Wolseley PLC	6,328	228,489
WPP PLC	135,378	1,715,000

		2,344,833

Luxembourg — 0.2%
ArcelorMittal	13,975	224,651
Millicom International Cellular SA SDR	374	33,877
SES SA FDR	2,983	71,827
Subsea 7 SA	3,273	68,799

		399,154

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	97,683	58,089

Netherlands — 2.9%
Aegon NV	36,142	164,847
Akzo Nobel NV	6,809	367,827
ASML Holding NV	13,061	758,837
Corio NV	1,494	66,139
European Aeronautic Defence and Space Co. NV	9,017	324,626
Fugro NV CVA	788	51,629
Gemalto NV	1,792	137,342
Heineken NV	14,792	801,804
ING Groep NV CVA†	69,690	461,402
Koninklijke Ahold NV	46,829	570,134
Koninklijke Boskalis Westminster NV	4,151	135,525
Koninklijke DSM NV	2,846	140,174
Koninklijke KPN NV	30,285	248,579
Koninklijke Philips Electronics NV	46,834	1,030,327
Randstad Holding NV	4,202	127,547
Reed Elsevier NV	18,448	216,679
SBM Offshore NV†	1,992	24,323
STMicroelectronics NV	6,546	35,624
TNT Express NV	20,656	224,009
Unilever NV CVA	28,563	992,991
Wolters Kluwer NV	20,123	334,622

		7,214,987

Norway — 1.8%
Aker Solutions ASA	11,085	163,308
DNB ASA	41,443	436,600
Norsk Hydro ASA	37,391	152,603
Orkla ASA	55,720	398,796
Statoil ASA	36,210	864,467
Telenor ASA	80,525	1,365,340
Yara International ASA	23,365	1,107,478

		4,488,592

Security Description	Shares	Value (Note 2)

Philippines — 0.9%
Aboitiz Equity Ventures, Inc.	170,000	$200,359
Aboitiz Power Corp.	145,900	120,753
Alliance Global Group, Inc.	322,400	90,206
Ayala Corp.	17,700	184,526
Ayala Land, Inc.	424,900	222,399
Bank of the Philippine Islands	143,600	249,739
Energy Development Corp.	617,000	89,716
Manila Electric Co.	22,770	144,655
Metropolitan Bank & Trust	84,600	202,862
Philippine Long Distance Telephone Co.	3,760	246,253
SM Investments Corp.	14,790	265,721
SM Prime Holdings, Inc.	532,500	178,329

		2,195,518

Singapore — 2.2%
Ascendas Real Estate Investment Trust	46,000	83,912
CapitaLand, Ltd.	75,000	180,810
CapitaMall Trust	66,004	103,960
City Developments, Ltd.	16,983	159,676
ComfortDelGro Corp., Ltd.	54,481	73,552
DBS Group Holdings, Ltd.	63,947	757,457
Fraser and Neave, Ltd.	32,000	210,350
Jardine Cycle & Carriage, Ltd.	2,025	75,995
Keppel Corp., Ltd.	46,200	415,072
Olam International, Ltd.	13,000	19,274
Oversea-Chinese Banking Corp., Ltd.	119,901	920,166
SembCorp Industries, Ltd.	34,370	146,108
SembCorp Marine, Ltd.	29,800	116,384
Singapore Airlines, Ltd.	17,810	151,709
Singapore Airlines, Ltd. 200	4,000	33,944
Singapore Exchange, Ltd.	19,008	102,189
Singapore Press Holdings, Ltd.	26,952	89,017
Singapore Technologies Engineering, Ltd.	40,000	106,075
Singapore Telecommunications, Ltd.	177,560	510,820
Singapore Telecommunications, Ltd. 10	59,000	169,737
United Overseas Bank, Ltd.	56,059	900,980
Wilmar International, Ltd.	33,000	85,921

		5,413,108

South Korea — 1.1%
Amorepacific Corp.	15	13,585
Cheil Industries, Inc.	314	26,995
Daewoo Securities Co., Ltd.	800	7,500
Doosan Heavy Industries and Construction Co., Ltd.	422	22,656
E-Mart Co., Ltd.	103	23,959
GS Engineering & Construction Corp.	272	16,720
Hana Financial Group, Inc.	840	26,858
Hyundai Engineering & Construction Co., Ltd.	330	17,396
Hyundai Heavy Industries Co., Ltd.	185	39,598
Hyundai Mobis	259	68,608
Hyundai Motor Co.	620	129,964
Hyundai Steel Co.	331	24,592
Industrial Bank of Korea	1,350	14,687
KB Financial Group, Inc.	1,570	50,198
Kia Motors Corp.	930	64,241
Korea Electric Power Corp.†	1,120	25,062
Korea Exchange Bank	2,260	16,791
Korean Air Lines Co., Ltd.†	162	6,921
KT Corp.	930	26,527

198

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
South Korea (continued)
KT&G Corp.	489	$36,028
LG Chemical Co., Ltd.	194	53,878
LG Corp.	752	38,909
LG Display Co., Ltd.†	990	21,409
LG Electronics, Inc.	441	24,339
LG Household & Health Care, Ltd.	40	20,626
Lotte Shopping Co., Ltd.	57	14,620
NCsoft Corp.	68	13,472
NHN Corp	184	44,754
OCI Co., Ltd.	78	13,867
POSCO	261	84,143
S-Oil Corp.	320	27,227
Samsung Corp.	643	36,568
Samsung Electro-Mechanics Co., Ltd.	255	23,907
Samsung Electronics Co., Ltd.	1,204	1,393,951
Samsung Engineering Co., Ltd.	156	25,181
Samsung Fire & Marine Insurance Co. Ltd.	167	31,314
Samsung Heavy Industries Co., Ltd.	990	34,281
Samsung SD Co., Ltd.	159	20,040
Samsung Securities Co. Ltd.	315	13,512
Samsung Techwin Co., Ltd.	172	11,105
Shinhan Financial Group Co., Ltd.	1,740	55,711
Shinsegae Co. Ltd.	37	6,823
SK Hynix, Inc.†	2,000	38,386
SK Innovation Co., Ltd.	279	38,372
SK Telecom Co., Ltd.	217	27,734
Woori Finance Holdings Co., Ltd.	1,040	10,256

		2,783,271

Sweden — 3.2%
Alfa Laval AB	7,346	127,463
Assa Abloy AB, Class B	5,397	163,799
Atlas Copco AB, Class A	16,835	379,246
Atlas Copco AB, Class B	7,912	158,807
Boliden AB	9,057	138,239
Electrolux AB, Class B	8,885	201,853
Elekta AB, Series B	2,287	106,369
Getinge AB, Class B	11,967	342,435
Hennes & Mauritz AB, Class B	29,054	1,075,323
Holmen AB, Class B	1,019	27,376
Husqvarna AB, Class B	13,430	68,723
Investment AB Kinnevik, Class B	1,059	21,832
Investor AB, Class B	11,456	239,205
Lundin Petroleum AB†	3,482	73,985
Nordea Bank AB	77,091	720,959
Ratos AB, Class B Series B	853	8,843
Sandvik AB	19,693	274,373
Scania AB, Class B	1,456	25,135
Securitas AB, Class B	18,483	150,568
Skandinaviska Enskilda Banken AB, Class A	9,506	69,960
Skanska AB, Class B	20,415	308,897
SKF AB, Class B	6,914	143,248
SSAB AB, Class A	3,305	27,215
Svenska Cellulosa AB, Class B	20,347	346,464
Svenska Handelsbanken AB, Class A	18,202	633,262
Swedbank AB, Class A	3,842	67,003
Swedish Match AB	5,759	242,786
Tele2 AB, Class B	10,873	180,187
Telefonaktiebolaget LM Ericsson, Class B	94,330	879,404

Security Description	Shares	Value (Note 2)

Sweden (continued)
TeliaSonera AB	53,508	$354,457
Volvo AB, Class A	8,372	103,963
Volvo AB, Class B	20,733	256,546

		7,917,925

Switzerland — 8.0%
ABB, Ltd.	77,451	1,354,976
Baloise Holding AG	1,175	77,687
Banque Cantonale Vaudoise	93	47,510
Cie Financiere Richemont SA, Class A	4,195	238,259
Credit Suisse Group AG	12,303	209,944
GAM Holding AG	3,506	38,784
Geberit AG	753	148,086
Givaudan SA	177	172,322
Holcim, Ltd.	6,001	354,663
Julius Baer Group, Ltd.	4,769	170,967
Logitech International SA†	6,025	53,536
Lonza Group AG	1,084	49,031
Nestle SA	94,256	5,797,473
Novartis AG	69,174	4,059,890
Pargesa Holding SA	126	7,608
Roche Holding AG	17,943	3,185,006
Schindler Holding AG	1,609	188,373
Sonova Holding AG	1,061	100,471
Straumann Holding AG	1,366	183,570
Sulzer AG	532	68,877
Swatch Group AG (Equiduct)	263	104,710
Swatch Group AG (Turquoise)	408	28,543
Swiss Life Holding AG	553	53,046
Swiss Prime Site AG	1,102	92,275
Swiss Re AG	6,897	433,403
Swisscom AG	339	135,905
Syngenta AG	3,977	1,359,341
UBS AG	42,353	446,392
Zurich Insurance Group AG	2,363	526,913

		19,687,561

Thailand — 0.3%
Bangkok Bank PCL	13,500	84,080
Bangkok Bank PCL (Foreign Shares)	24,400	161,271
Bank of Ayudhya PCL	54,200	57,266
Kasikornbank PCL	17,100	95,091
Kasikornbank PCL (Foreign Shares)	33,500	188,417
Krung Thai Bank PCL	75,200	39,189
Siam Commercial Bank PCL	43,800	224,080
Univest Land PCL†(1)(2)	22,500	0

		849,394

United Kingdom — 21.7%
3i Group PLC	9,300	30,387
Aberdeen Asset Management PLC	21,508	87,102
Admiral Group PLC	3,702	63,382
Aggreko PLC	35,147	1,125,249
AMEC PLC	4,179	73,252
Anglo American PLC	35,206	1,048,757
Antofagasta PLC	158	2,656
ARM Holdings PLC	75,540	653,171
AstraZeneca PLC	39,872	1,866,960
Aviva PLC	52,534	240,178
BAE Systems PLC	92,122	446,155
Balfour Beatty PLC	29,587	134,479
Barclays PLC	172,157	453,460
BG Group PLC	86,257	1,706,704
BHP Billiton PLC	22,571	661,401

199

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
United Kingdom (continued)
BP PLC	371,644	$2,476,690
British American Tobacco PLC	45,270	2,411,429
British Land Co. PLC	24,502	205,331
British Sky Broadcasting Group PLC	61,141	683,002
BT Group PLC	150,806	513,787
Bunzl PLC	6,760	118,069
Burberry Group PLC	3,577	70,327
Capita PLC	4,409	49,149
Capital Shopping Centres Group PLC	12,603	63,646
Carnival PLC	9,971	335,798
Centrica PLC	84,699	420,961
Cobham PLC	43,997	160,380
Compass Group PLC	55,007	591,194
Croda International PLC	3,138	115,618
Diageo PLC	61,242	1,639,032
Evraz PLC	8,103	30,173
GKN PLC	34,536	113,926
GlaxoSmithKline PLC	144,256	3,321,333
Hammerson PLC	19,612	142,397
HSBC Holdings PLC	605,697	5,070,140
ICAP PLC	25,971	129,648
IMI PLC	7,547	97,264
Imperial Tobacco Group PLC	21,181	823,242
InterContinental Hotels Group PLC	9,022	223,069
Intertek Group PLC	3,456	148,141
Invensys PLC	13,739	51,891
Investec PLC	3,183	18,809
J Sainsbury PLC	28,447	144,194
Johnson Matthey PLC	4,735	161,838
Kingfisher PLC	20,793	86,978
Land Securities Group PLC	21,574	267,216
Legal & General Group PLC	200,205	400,212
Lloyds Banking Group PLC†	222,266	105,781
Man Group PLC, Class B	36,193	45,198
Marks & Spencer Group PLC	57,433	300,485
National Grid PLC	61,736	641,252
Next PLC	4,671	235,741
Old Mutual PLC	109,762	271,386
Pearson PLC	32,565	610,642
Prudential PLC	50,606	605,384
Reckitt Benckiser Group PLC	20,774	1,142,248
Reed Elsevier PLC	33,110	279,284
Rexam PLC	19,143	130,408
Rio Tinto PLC	34,651	1,600,762
Rolls-Royce Holdings PLC	35,149	468,697
Royal Bank of Scotland Group PLC†	38,443	128,803
Royal Dutch Shell PLC, Class A	102,704	3,499,062
Royal Dutch Shell PLC, Class B	67,219	2,370,733
RSA Insurance Group PLC	79,991	136,576
SABMiller PLC	44,106	1,906,510
Sage Group PLC	45,306	204,220
Schroders PLC	1,508	30,334
Segro PLC	19,601	72,741
Severn Trent PLC	8,809	238,243
Smith & Nephew PLC	86,242	883,627
Smiths Group PLC	8,255	138,098
SSE PLC	26,335	542,129
Standard Chartered PLC	75,565	1,735,061
Standard Life PLC	43,431	164,718
TESCO PLC	160,115	798,547
TUI Travel PLC	50,471	144,572
Tullow Oil PLC	445	9,000

Security Description	Shares/ Principal Amount	Value (Note 2)

United Kingdom (continued)
Unilever PLC	24,641	$885,091
United Utilities Group PLC	3,984	42,662
Vodafone Group PLC	994,404	2,846,874
Whitbread PLC	5,185	173,642
WM Morrison Supermarkets PLC	308	1,339
Xstrata PLC	37,140	493,848

		53,561,875

Total Common Stock (cost $211,228,885)		211,816,084

PREFERRED STOCK — 0.5%
Germany — 0.5%
Henkel AG & Co. KGaA	4,642	334,124
Porsche Automobil Holding SE	3,345	172,941
ProSiebenSat.1 Media AG	6,119	128,743
RWE AG	778	27,617
Volkswagen AG	2,946	503,841

		1,167,266

South Korea — 0.0%
Samsung Electronics Co., Ltd.	81	57,958

Total Preferred Stock (cost $1,185,649)		1,225,224

Total Long-Term Investment Securities (cost $212,414,534)		213,041,308

REPURCHASE AGREEMENT — 12.5%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01% dated 07/31/2012 to be repurchased 08/01/2012 in the amount of $30,941,009 and collateralized by $30,605,000 of United States Treasury Notes, bearing interest at 1.75% due 03/31/2014 and having approximate value of $31,560,611 (cost $30,941,000)	$30,941,000	30,941,000

TOTAL INVESTMENTS (cost $243,355,534)(3)	99.0%	243,982,308
Other assets less liabilities	1.0	2,355,703

NET ASSETS	100.0%	$246,338,011

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At July 31, 2012, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	See Note 3 for cost of investments on a tax basis.

CVA — Certification Van Aandelen (Dutch Cert.)

FDR — Fiduciary Depository Receipt

SDR — Swedish Depository Receipt

200

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (continued)

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31,2012	Unrealized Appreciation (Depreciation)
50	Long	Hang Seng China Enterprise Index	August 2012	$6,059,551	$6,355,501	$295,950
152	Long	CAC 40 Index Future	August 2012	5,970,899	6,156,724	185,825
8	Long	Dax Index	September 2012	1,525,204	1,669,407	144,203
128	Long	Dow Jones Euro Stoxx 50 Future	September 2012	3,658,755	3,666,395	7,640
56	Long	Financial Times Stock Exch. 100 Index	September 2012	4,769,363	4,922,047	152,684
43	Long	Financial Times Stock Exch. Milano Borso Index	September 2012	3,689,846	3,669,379	(20,467)
38	Long	SPI 200 Australian Index	September 2012	4,071,293	4,220,046	148,753

						$914,588

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Credit Suisse London Branch	CAD	1,398,914	USD	1,375,111	08/16/2012	$—	$(19,399)

JPMorgan Chase Bank N.A	USD	5,666,939	EUR	4,638,587	08/16/2012	41,263	—

Mellon Bank N.A.	USD	4,269,712	AUD	4,176,411	08/16/2012	113,636	—

Royal Bank of Scotland PLC	USD	1,329,128	JPY	104,958,573	08/16/2012	14,529	—

UBS AG	EUR	4,887,149	USD	5,921,075	08/16/2012	—	(93,005)
	USD	9,449,059	EUR	7,687,668	08/16/2012	11,313	—
	USD	3,104,648	GBP	1,994,134	08/16/2012	21,831	—

						33,144	(93,005)

Net Unrealized Appreciation (Depreciation)						$202,572	$(112,404)

AUD	— Australian Dollar
EUR	— Euro Dollar
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

201

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Germany	$22,278,257	$—	$—	$22,278,257
Japan	49,685,596	—	—	49,685,596
Switzerland	19,687,561	—	—	19,687,561
United Kingdom	53,561,875	—	—	53,561,875
Other Countries*	66,602,795	—	0	66,602,795
Preferred Stock	1,225,224	—	—	1,225,224
Repurchase Agreement	—	30,941,000	—	30,941,000
Other Financial Instruments@
Open Futures Contracts-Appreciation	935,055	—	—	935,055
Open Forward Foreign Currency Contracts-Appreciation	—	202,572	—	202,572

Total	$213,976,363	$31,143,572	$0	$245,119,935

LIABILITIES:
Other Financial Instruments@
Open Futures Contracts-Depreciation	20,467	—	—	20,467
Open Forward Foreign Currency Contracts-Depreciation	—	112,404	—	112,404

Total	$20,467	$112,404	$—	$132,871

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

202

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO PROFILE — July 31, 2012 — (unaudited)

Industry Allocation*

Banks-Commercial	16.4%
Electronic Components-Semiconductors	8.3
Oil Companies-Integrated	4.3
Cellular Telecom	3.4
Repurchase Agreements	3.1
Auto-Cars/Light Trucks	2.6
Auto/Truck Parts & Equipment-Original	2.5
Metal-Iron	2.4
Finance-Mortgage Loan/Banker	2.2
Engineering/R&D Services	2.2
Building-Heavy Construction	2.1
Oil Companies-Exploration & Production	2.1
U.S. Government Treasuries	2.0
Electronic Components-Misc.	1.9
Insurance-Life/Health	1.8
Oil-Field Services	1.7
Real Estate Operations & Development	1.7
Retail-Hypermarkets	1.7
Building & Construction Products-Misc.	1.7
Building Products-Cement	1.6
Web Portals/ISP	1.6
Gold Mining	1.6
Agricultural Operations	1.5
Retail-Misc./Diversified	1.4
Semiconductor Components-Integrated Circuits	1.4
Real Estate Management/Services	1.3
Electric-Generation	1.3
Diversified Operations	1.3
Rental Auto/Equipment	1.2
Brewery	1.2
Drug Delivery Systems	1.2
Investment Companies	1.1
Broadcast Services/Program	1.1
Public Thoroughfares	1.0
Internet Application Software	0.9
Food-Misc./Diversified	0.9
Telecom Services	0.9
Computers	0.8
Industrial Automated/Robotic	0.8
Building & Construction-Misc.	0.8
Finance-Other Services	0.8
Gas-Distribution	0.8
Airlines	0.7
Theaters	0.7
E-Commerce/Products	0.7
Electronic Parts Distribution	0.7
Water Treatment Systems	0.7
Wireless Equipment	0.7
Food-Flour & Grain	0.7
Agricultural Chemicals	0.6
Appliances	0.6
Machinery-Construction & Mining	0.6
Power Converter/Supply Equipment	0.5
Circuit Boards	0.5
Medical-Wholesale Drug Distribution	0.5
Retail-Major Department Stores	0.5
Casino Hotels	0.5
Textile-Products	0.5
Diversified Financial Services	0.5

Index Fund	0.4%
Instruments-Controls	0.4

101.6%

Country Allocation*

South Korea	16.0%
Brazil	12.4
China	9.9
Taiwan	7.2
Cayman Islands	5.5
South Africa	5.4
Russia	5.1
United States	5.1
India	5.1
Indonesia	4.4
Hong Kong	4.2
Thailand	3.9
Bermuda	3.0
Philippines	2.9
Mexico	2.8
Malaysia	2.1
Turkey	1.6
British Virgin Islands	1.5
Canada	1.0
Chile	1.0
Singapore	0.8
Mauritius	0.7

101.6%

*	Calculated as a percentage of net assets

203

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 91.9%
Bermuda — 3.0%
Brilliance China Automotive Holdings, Ltd.†	2,472,000	$2,017,842
C C Land Holdings, Ltd.	4,987,278	1,074,027
China Resources Gas Group, Ltd.	940,000	1,827,949
China WindPower Group, Ltd.	35,600,000	1,042,104
Haier Electronics Group Co., Ltd.†	1,338,000	1,547,688

		7,509,610

Brazil — 8.2%
BM&FBovespa SA	341,000	1,913,674
BR Malls Participacoes SA	289,198	3,375,764
BR Properties SA	150,200	1,751,796
CCR SA	308,995	2,578,477
Cia Hering	62,640	1,236,782
Localiza Rent a Car SA	191,986	3,113,261
M Dias Branco SA	58,400	1,635,839
MMX Mineracao e Metalicos SA†	556,959	1,554,658
Multiplan Empreendimentos Imobiliarios SA	75,900	1,919,353
Vale SA ADR	85,905	1,550,585

		20,630,189

British Virgin Islands — 1.5%
Hollysys Automation Technologies, Ltd.†	258,398	2,012,921
Mail.ru Group, Ltd. GDR	56,376	1,709,320

		3,722,241

Canada — 1.0%
Pacific Rubiales Energy Corp.	111,926	2,532,384

Cayman Islands — 5.5%
Baidu, Inc. ADR†	18,941	2,282,769
China Automation Group, Ltd.	5,016,000	899,099
China Shanshui Cement Group, Ltd.	2,679,000	1,520,059
China State Construction International Holdings, Ltd.	1,870,000	1,950,856
Eurasia Drilling Co, Ltd. GDR	65,400	1,798,500
Sands China, Ltd.	429,200	1,267,448
Spreadtrum Communications, Inc. ADR	94,777	1,713,568
Tencent Holdings, Ltd.	79,600	2,379,367

		13,811,666

Chile — 1.0%
ENTEL Chile SA	120,690	2,373,274

China — 9.9%
Agricultural Bank of China, Ltd.	6,061,000	2,469,826
China BlueChemical, Ltd., Class H	2,362,000	1,559,498
China Construction Bank Corp.	6,619,000	4,464,050
China National Building Material Co., Ltd.	2,280,000	2,231,576
China National Materials Co., Ltd.	5,741,000	1,384,408
China Pacific Insurance Group Co., Ltd.	768,600	2,443,163
China Railway Group, Ltd.	5,016,000	2,199,234
Harbin Electric Co., Ltd.	1,834,000	1,376,440
Industrial & Commercial Bank of China	9,225,000	5,293,725
Sinopharm Group Co., Ltd.	453,200	1,332,477

		24,754,397

Hong Kong — 3.8%
China Mobile, Ltd.	357,500	4,197,503
China Overseas Land & Investment, Ltd.	1,076,000	2,541,983

Security Description	Shares	Value (Note 2)

Hong Kong (continued)
CNOOC, Ltd.	1,376,000	$2,785,820

		9,525,306

India — 5.1%
Bharti Airtel, Ltd.	390,722	2,113,264
Glenmark Pharmaceuticals, Ltd.	429,752	2,967,271
Housing Development Finance Corp.	259,626	3,217,140
ICICI Bank, Ltd.	117,765	2,034,816
LIC Housing Finance, Ltd.	493,125	2,331,072

		12,663,563

Indonesia — 4.4%
Bank Mandiri Persero Tbk PT	4,600,500	4,034,247
Bank Rakyat Indonesia Persero Tbk PT	4,342,500	3,211,569
Indocement Tunggal Prakarsa Tbk PT	1,108,500	2,517,987
Mitra Adiperkasa Tbk PT	1,677,500	1,276,070

		11,039,873

Malaysia — 2.1%
CIMB Group Holdings Bhd	1,087,200	2,727,119
Sapurakencana Petroleum Bhd†	3,247,600	2,542,457

		5,269,576

Mauritius — 0.7%
Golden Agri-Resources, Ltd.	2,829,000	1,682,305

Mexico — 2.8%
Grupo Televisa SAB ADR	119,500	2,723,405
Wal-Mart de Mexico SAB de CV, Series V	1,507,584	4,252,320

		6,975,725

Philippines — 2.9%
Aboitiz Power Corp.	2,695,400	2,230,832
Alliance Global Group, Inc.	9,860,700	2,758,964
Universal Robina Corp.	1,522,430	2,144,422

		7,134,218

Russia — 5.1%
Gazprom OAO ADR†	262,964	2,421,898
Lukoil OAO ADR†	97,319	5,498,524
Sberbank of Russia ADR	437,609	4,876,977

		12,797,399

Singapore — 0.8%
First Resources, Ltd.	1,237,000	1,888,701

South Africa — 5.4%
Discovery Holdings, Ltd.	304,762	1,988,647
FirstRand, Ltd.	563,830	1,883,169
Foschini Group, Ltd.	209,847	3,613,440
Gold Fields, Ltd.	305,102	3,950,025
Tongaat Hulett, Ltd.	131,463	2,168,876

		13,604,157

South Korea — 16.0%
Daelim Industrial Co., Ltd.	17,416	1,349,379
Daum Communications Corp.	18,129	1,773,415
Hyundai Mobis	15,256	4,041,280
Hyundai Wia Corp.	15,503	2,283,029
KEPCO Engineering & Construction Co., Inc.	30,525	1,852,086
KEPCO Plant Service & Engineering Co., Ltd.	29,790	1,316,096
Kia Motors Corp.	64,844	4,479,218

204

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
South Korea (continued)
Samsung Electronics Co., Ltd.	13,515	$15,647,217
Samsung Engineering Co., Ltd.	14,550	2,348,590
SK Hynix, Inc.†	162,400	3,116,931
Woongjin Coway Co., Ltd.	54,130	1,694,817

		39,902,058

Taiwan — 7.2%
Asustek Computer, Inc.	217,000	2,014,987
Far EasTone Telecommunications Co., Ltd.	654,000	1,648,492
Hon Hai Precision Industry Co., Ltd.	1,269,344	3,580,445
LITE-ON IT Corp.	1,878,000	1,756,369
Pegatron Corp.	1,033,000	1,353,569
Taiwan Semiconductor Manufacturing Co., Ltd.	1,304,722	3,523,630
Tripod Technology Corp.	587,680	1,336,327
	845,290	1,685,366
Yuanta Financial Holding Co., Ltd.	2,467,006	1,151,557

		18,050,742

Thailand — 3.9%
Kasikornbank PCL NVDR	701,600	3,901,494
Major Cineplex Group PCL	3,079,600	1,849,521
Siam Commercial Bank PCL	445,500	2,279,171
Sino Thai Engineering & Construction PCL	3,637,400	1,756,863

		9,787,049

Turkey — 1.6%
Turk Hava Yollari†	979,972	1,872,749
Turkiye Garanti Bankasi AS	574,802	2,241,755

		4,114,504

Total Common Stock (cost $234,334,901)		229,768,937

PREFERRED STOCK — 4.2%
Brazil — 4.2%
Companhia de Bebidas das Americas ADR	79,701	3,072,474
Itau Unibanco Holding SA ADR	119,443	1,888,394
Petroleo Brasileiro SA ADR	143,450	2,729,853
Vale SA ADR	163,400	2,897,082

Total Preferred Stock (cost $13,293,536)		10,587,803

EXCHANGE-TRADED FUNDS — 0.4%
iShares FTSE / Xinhua A50 China Index ETF (cost $1,216,405)	873,200	1,096,750

Total Long-Term Investment Securities (cost $248,844,842)		241,453,490

SHORT-TERM INVESTMENT SECURITIES — 2.0%
U.S. Government Treasuries — 2.0%
United States Treasury Bills 0.01% due 08/23/2012 (cost $4,999,778)	$5,000,000	$4,999,778

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 3.1%
Agreement with Deutsch Bank AG, bearing interest at 0.16%, dated 07/31/2012, to be repurchased 08/01/2012 in the amount of $7,774,035 and collateralized by $7,607,000 of United States Treasury Notes, bearing interest at 1.50% due 06/30/2016 and having an approximate value of $7,932,675 (cost $7,774,000)	$7,774,000	$7,774,000

TOTAL INVESTMENTS (cost $261,618,620) (1)	101.6%	254,227,268
Liabilities in excess of other assets	(1.6)	(4,105,594)

NET ASSETS	100.0%	$250,121,674

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

205

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Brazil	$20,630,189	$—	$—	$20,630,189
Cayman Islands	13,811,666	—	—	13,811,666
China	24,754,397	—	—	24,754,397
India	12,663,563	—	—	12,663,563
Russia	12,797,399	—	—	12,797,399
South Africa	13,604,157	—	—	13,604,157
South Korea	39,902,058	—	—	39,902,058
Taiwan	18,050,742	—	—	18,050,742
Other Countries*	73,554,766	—	—	73,554,766
Preferred Stock	10,587,803	—	—	10,587,803
Exchange Traded Funds	1,096,750	—	—	1,096,750
Short-Term Investment Securities:
U.S. Government Treasuries	—	4,999,778	—	4,999,778
Repurchase Agreement	—	7,774,000	—	7,774,000

Total	$241,453,490	$12,773,778	$—	$254,227,268

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

See Notes to Financial Statements

206

SunAmerica Series Trust Foreign Value Portfolio

PORTFOLIO PROFILE — July 31, 2012 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	8.7%
Medical-Drugs	7.4
Diversified Banking Institutions	7.1
Chemicals-Diversified	5.0
Telecom Services	4.2
Repurchase Agreements	3.6
Insurance-Reinsurance	3.5
Auto-Cars/Light Trucks	3.5
Insurance-Life/Health	3.5
Banks-Commercial	3.4
Telephone-Integrated	3.3
Cellular Telecom	3.0
Airlines	3.0
Building Products-Cement	2.9
Food-Retail	2.7
Electronic Components-Semiconductors	2.7
Oil Companies-Exploration & Production	2.4
Retail-Major Department Stores	1.5
Aerospace/Defense	1.5
Wireless Equipment	1.5
Electric-Integrated	1.4
Electronic Components-Misc.	1.4
Rubber-Tires	1.3
Diversified Manufacturing Operations	1.3
Diversified Financial Services	1.2
Containers-Metal/Glass	1.2
Import/Export	1.2
Computers	1.2
Human Resources	1.2
Steel-Producers	1.1
Semiconductor Components-Integrated Circuits	1.0
Internet Security	1.0
Retail-Building Products	0.9
Insurance-Multi-line	0.9
Photo Equipment & Supplies	0.9
Diversified Operations	0.9
Chemicals-Specialty	0.7
Transport-Services	0.7
Metal-Iron	0.7
Machinery-General Industrial	0.7
Diversified Operations/Commercial Services	0.6
Real Estate Operations & Development	0.5
Insurance-Property/Casualty	0.5
Enterprise Software/Service	0.5
Security Services	0.5
Steel-Specialty	0.5
Office Automation & Equipment	0.4
Auto/Truck Parts & Equipment-Original	0.3
Toys	0.3
Audio/Video Products	0.2
Oil-Field Services	0.2

99.8%

Country Allocation*

United Kingdom	17.3%
France	12.9
Germany	9.3
Japan	8.3
Switzerland	7.1
Netherlands	6.7
South Korea	5.0
Spain	4.2
Italy	3.7
United States	3.6
Singapore	3.1
Hong Kong	3.0
Norway	2.9
China	2.3
Taiwan	2.2
Brazil	1.6
Ireland	1.5
Canada	1.5
Sweden	1.5
Russia	0.9
Australia	0.9
Austria	0.3

99.8%

*	Calculated as a percentage of net assets

207

SunAmerica Series Trust Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 94.6%
Australia — 0.9%
Qantas Airways, Ltd.†	4,738,331	$5,676,646

Austria — 0.3%
Telekom Austria AG	228,850	2,083,670

Canada — 1.5%
Talisman Energy, Inc.	767,450	9,489,335

China — 2.3%
China Life Insurance Co., Ltd.	2,390,000	6,595,484
China Telecom Corp., Ltd.	14,762,000	7,671,587

		14,267,071

France — 12.9%
Alstom SA	126,730	4,216,308
AXA SA	473,514	5,796,984
BNP Paribas SA	263,970	9,798,873
Carrefour SA	388,180	6,966,038
Cie Generale des Etablissements Michelin	120,045	8,185,719
Credit Agricole SA†	1,062,230	4,562,623
France Telecom SA	574,550	7,698,426
GDF Suez	73,437	1,643,140
Lafarge SA	99,830	4,597,557
Sanofi	161,528	13,210,514
Thales SA	137,480	4,310,924
Total SA	167,370	7,744,073
Vivendi SA	169,425	3,222,799

		81,953,978

Germany — 9.3%
Bayer AG	131,090	9,985,656
Deutsche Lufthansa AG	544,710	6,869,663
Deutsche Post AG	246,453	4,439,371
E.ON AG	188,178	4,017,117
HeidelbergCement AG	131,250	6,114,010
Merck KGaA	63,100	6,357,018
Muenchener Rueckversicherungs AG	66,320	9,432,973
SAP AG	50,960	3,251,683
Siemens AG	94,950	8,072,708

		58,540,199

Hong Kong — 3.0%
Cheung Kong Holdings, Ltd.	257,000	3,380,402
China Mobile, Ltd.	608,000	7,138,690
Citic Pacific, Ltd.	2,055,449	2,979,257
Hutchison Whampoa, Ltd.	401,000	3,611,984
Swire Pacific, Ltd., Class A	168,500	2,020,774

		19,131,107

Ireland — 1.5%
CRH PLC	405,905	7,463,913
Elan Corp. PLC ADR†	197,040	2,275,812

		9,739,725

Italy — 3.7%
Eni SpA	409,535	8,485,537
Intesa Sanpaolo SpA	3,745,401	4,760,416
Telecom Italia SpA RSP	7,624,187	5,332,983
UniCredit SpA†	1,422,051	4,843,145

		23,422,081

Japan — 8.3%
FUJIFILM Holdings Corp.	92,900	1,676,659
ITOCHU Corp.	731,900	7,653,917

Security Description	Shares	Value (Note 2)

Japan (continued)
Koito Manufacturing Co., Ltd.	150,000	$1,916,160
Konica Minolta Holdings, Inc.	573,000	4,092,595
Mazda Motor Corp.†	3,943,000	4,794,688
Nintendo Co., Ltd.	16,900	1,892,800
Nissan Motor Co., Ltd.	640,800	6,102,467
NKSJ Holdings, Inc.	169,700	3,273,445
Ricoh Co., Ltd.	372,000	2,576,026
Sony Corp.	114,300	1,408,907
Toyota Motor Corp.	277,000	10,707,712
Trend Micro, Inc.	210,700	6,300,099

		52,395,475

Netherlands — 6.7%
Akzo Nobel NV	232,110	12,538,745
ING Groep NV CVA†	1,306,140	8,647,667
Koninklijke Philips Electronics NV	390,399	8,588,601
LyondellBasell Industries NV, Class A.	204,980	9,127,759
Randstad Holding NV	64,626	1,961,655
SBM Offshore NV†	104,750	1,279,049

		42,143,476

Norway — 2.9%
Statoil ASA	403,260	9,627,314
Telenor ASA	524,000	8,884,671

		18,511,985

Russia — 0.9%
Gazprom OAO ADR	641,700	5,910,057

Singapore — 3.1%
DBS Group Holdings, Ltd.	1,072,950	12,709,163
Singapore Telecommunications, Ltd.	2,426,000	6,979,332

		19,688,495

South Korea — 5.0%
KB Financial Group, Inc. ADR	248,606	7,788,826
POSCO	21,465	6,920,060
Samsung Electronics Co., Ltd. GDR*	29,013	16,725,994

		31,434,880

Spain — 4.2%
Banco Santander SA	586,947	3,574,788
Iberdrola SA	877,949	3,186,673
International Consolidated Airlines Group SA†	2,437,260	6,114,014
Repsol SA	443,528	7,097,046
Telefonica SA	571,169	6,484,424

		26,456,945

Sweden — 1.5%
Telefonaktiebolaget LM Ericsson, Class B	998,784	9,311,302

Switzerland — 7.1%
Adecco SA	49,870	2,196,466
Credit Suisse Group AG	349,990	5,972,379
Lonza Group AG	101,336	4,583,630
Novartis AG	86,270	5,063,271
Roche Holding AG	58,120	10,316,702
Swiss Re AG	195,985	12,315,558
UBS AG	429,026	4,521,845

		44,969,851

Taiwan — 2.2%
Compal Electronics, Inc. GDR*	1,548,790	7,281,172
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	473,385	6,613,188

		13,894,360

208

SunAmerica Series Trust Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2012 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
United Kingdom — 17.3%
Aviva PLC	1,360,570	$6,220,324
BAE Systems PLC	1,071,271	5,188,261
BP PLC	1,030,322	6,866,218
G4S PLC	780,400	3,033,181
GlaxoSmithKline PLC	435,897	10,036,041
Hays PLC	2,546,370	3,004,226
HSBC Holdings PLC ADR	218,470	9,132,046
Kingfisher PLC	1,406,530	5,883,550
Lloyds Banking Group PLC†	14,162,110	6,740,045
Marks & Spencer Group PLC	1,892,550	9,901,663
Rentokil Initial PLC	3,488,244	3,940,446
Rexam PLC	1,130,937	7,704,293
Royal Dutch Shell PLC ADR, Class B	140,618	9,922,006
TESCO PLC	2,002,910	9,989,177
Vodafone Group PLC	4,207,268	12,044,965

		109,606,442

Total Common Stock (cost $656,323,150)		598,627,080

PREFERRED STOCK — 1.6%
Brazil — 1.6%
Petroleo Brasileiro SA ADR	325,530	6,194,836
Vale SA ADR	243,960	4,325,411

Total Preferred Stock (cost $11,849,435)		10,520,247

RIGHTS — 0.0%
Banco Santander SA† Expires 08/01/12 (cost $109,129)	586,947	107,605

Total Long-Term Investment Securities (cost $668,281,714)		609,254,932

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 3.6%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 07/31/2012 to be repurchased 08/01/2012 in the amount of $22,889,006 and collateralized by $21,940,000 of United States Treasury Notes, bearing interest at 2.38% due 02/28/2015 and having approximate value of 23,347,912 (cost $22,889,000)	$22,889,000	$22,889,000

TOTAL INVESTMENTS (cost $691,170,714)(1)	99.8%	632,143,932
Other assets less liabilities	0.2	1,014,250

NET ASSETS	100.0%	$633,158,182

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2012, the aggregate value of these securities was $24,007,166 representing 3.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

CVA — Certification Van Aandelen (Dutch Certificate)

GDR — Global Depository Receipt

RSP — Risparmio Savings Shares

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
France	$81,953,978	$—	$—	$81,953,978
Germany	58,540,199	—	—	58,540,199
Japan	52,395,475	—	—	52,395,475
Netherlands	42,143,476	—	—	42,143,476
South Korea	31,434,880	—	—	31,434,880
Switzerland	44,969,851	—	—	44,969,851
United Kingdom	109,606,442	—	—	109,606,442
Other Countries*	177,582,779	—	—	177,582,779
Preferred Stock	10,520,247	—	—	10,520,247
Rights	107,605	—	—	107,605
Repurchase Agreement	—	22,889,000	—	22,889,000

Total	$609,254,932	$22,889,000	$—	$632,143,932

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

See Notes to Financial Statements

209

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2012 (unaudited)

	Cash Management	Corporate Bond	Global Bond	High-Yield Bond	Total Return Bond
ASSETS:
Investments at value (unaffiliated)*	$307,657,646	$1,106,480,942	$350,248,673	$305,337,896	$1,019,319,602
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	9,796,000	226,600,000

Total investments	307,657,646	1,106,480,942	350,248,673	315,133,896	1,245,919,602

Cash	—	25,911	—	2,241	102,618
Foreign cash*	—	—	192,623	—	137,132
Due from broker	—	566,250	657,117	—	—
Receivable for:
Fund shares sold	1,432,997	922,879	163,498	131,597	592,536
Dividends and interest	94,731	17,193,014	2,087,845	6,157,874	5,200,825
Investments sold	—	551,376	144,853,994	4,165,483	263,045,184
Payments on swap contracts	—	—	36,867	—	188,181
Prepaid expenses and other assets	2,683	4,623	2,563	2,568	2,819
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	159,593	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	1,348,977	—	932,742
Swap premiums paid	—	—	151,750	—	638,481
Unrealized appreciation on swap contracts	—	—	1,068,404	—	5,477,345

Total assets	309,188,057	1,125,744,995	500,971,904	325,593,659	1,522,237,465

LIABILITIES:
Payable for:
Fund shares redeemed	847,310	855,670	135,539	225,851	921,617
Investments purchased	1,489,193	4,349,057	160,085,462	10,489,185	287,476,594
Payments on swap contracts	—	—	21,540	—	128,512
Investment advisory and management fees	120,808	489,679	175,152	161,320	540,160
Service fees — Class 2	2,815	4,801	1,685	2,310	3,126
Service fees — Class 3	39,083	174,529	50,441	38,297	183,025
Trustees’ fees and expenses	8,141	27,827	8,396	7,654	25,571
Other accrued expenses	68,254	164,128	88,054	161,171	158,885
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	28,125	—	—	59,874
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	322	—	1,034,395	—	—
Due to broker	—	—	—	—	8,215,093
Forward sales contracts, at value#	—	—	2,143,438	—	144,710,310
Call and put options written, at value	—	—	—	—	94,209
Unrealized depreciation on forward foreign currency contracts	—	—	1,019,858	—	2,879,548
Swap premiums received	—	—	665,494	—	288,984
Unrealized depreciation on swap contracts	—	—	1,339,644	—	58,483

Total liabilities	2,575,926	6,093,816	166,769,098	11,085,788	445,743,991

NET ASSETS	$306,612,131	$1,119,651,179	$334,202,806	$314,507,871	$1,076,493,474

* Cost
Investments (unaffiliated)	$307,735,988	$1,015,520,622	$341,771,973	$310,801,601	$975,908,007

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$191,230	$—	$133,181

# Proceeds from forward sales contracts	$—	$—	$2,136,094	$—	$144,260,781

@ Premiums received on options written	$—	$—	$—	$—	$154,587

See Notes to Financial Statements

210

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2012 (unaudited)

	Cash Management	Corporate Bond	Global Bond	High-Yield Bond	Total Return Bond
NET ASSETS REPRESENTED BY:
Paid-in capital	$316,981,871	$923,285,434	$295,160,890	$330,774,919	$976,518,863
Accumulated undistributed net investment income (loss)	(721,391)	87,902,622	26,965,366	30,041,199	42,773,919
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, and foreign exchange transactions	(9,570,007)	18,451,525	2,724,628	(40,844,542)	11,500,030
Unrealized appreciation (depreciation) on investments	(78,342)	90,960,320	8,476,700	(5,463,705)	43,411,595
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	(948,722)	581,779	—	4,674,070
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	300,787	—	(1,935,475)
Unrealized appreciation (depreciation) on forward sales contracts	—	—	(7,344)	—	(449,528)
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$306,612,131	$1,119,651,179	$334,202,806	$314,507,871	$1,076,493,474

Class 1 (unlimited shares authorized):
Net assets	$101,545,410	$249,771,592	$80,134,026	$110,132,782	$178,778,892
Shares of beneficial interest issued and outstanding	9,555,787	17,457,043	6,218,701	18,739,750	18,731,180
Net asset value, offering and redemption price per share	$10.63	$14.31	$12.89	$5.88	$9.54

Class 2 (unlimited shares authorized):
Net assets	$22,332,203	$38,008,272	$13,361,963	$18,473,400	$24,985,119
Shares of beneficial interest issued and outstanding	2,113,415	2,662,867	1,043,971	3,151,541	2,632,956
Net asset value, offering and redemption price per share	$10.57	$14.27	$12.80	$5.86	$9.49

Class 3 (unlimited shares authorized):
Net assets	$182,734,518	$831,871,315	$240,706,817	$185,901,689	$872,729,463
Shares of beneficial interest issued and outstanding	17,365,178	58,500,654	18,908,039	31,820,799	92,285,105
Net asset value, offering and redemption price per share	$10.52	$14.22	$12.73	$5.84	$9.46

See Notes to Financial Statements

211

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2012 (unaudited)

	Balanced	MFS Total Return	SunAmerica Dynamic Allocation	SunAmerica Dynamic Strategy	Telecom Utility
ASSETS:
Investments at value (unaffiliated)*	$170,014,247	$634,620,012	$188,585,103	$3,268,663	$48,145,032
Investments at value (affiliated)*	—	—	783,634,613	13,587,405	—
Repurchase agreements (cost approximates value)	4,759,000	—	—	—	—

Total investments	174,773,247	634,620,012	972,219,716	16,856,068	48,145,032

Cash	537	3,680	884	172	120,952
Foreign cash*	—	97	—	—	9,525
Due from broker	141,000	—	1,825,293	37,871	—
Receivable for:
Fund shares sold	36,405	120,298	5,210,361	424,961	3,590
Dividends and interest	481,993	2,654,874	1,060,323	9,681	229,605
Investments sold	13,104,615	239,577	—	—	397,966
Payments on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	6,476	3,098	4,199	—	2,272
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	10,066	—
Deferred offering costs	—	—	56,699	46,858	—
Variation margin on futures contracts	—	—	111,805	2,065	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	41,764
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	188,544,273	637,641,636	980,489,280	17,387,742	48,950,706

LIABILITIES:
Payable for:
Fund shares redeemed	156,494	321,692	122,829	171	79,618
Investments purchased	22,845,612	1,063,475	5,721,454	406,940	538,381
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	91,096	346,543	186,458	1,485	30,197
Service fees — Class 2	1,173	5,807	—	—	380
Service fees — Class 3	14,940	68,538	186,458	1,485	4,802
Trustees’ fees and expenses	3,881	16,651	7,592	947	1,226
Other accrued expenses	60,341	122,236	129,204	42,697	47,310
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	10,446	—	—	—	—
Due to investment adviser from expense recoupment	—	—	1,398	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Forward sales contracts, at value#	—	—	—	—	—
Call and put options written, at value	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	38,027
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	23,183,983	1,944,942	6,355,393	453,725	739,941

NET ASSETS	$165,360,290	$635,696,694	$974,133,887	$16,934,017	$48,210,765

* Cost
Investments (unaffiliated)	$159,433,618	$546,895,180	$185,853,156	$3,269,019	$43,756,498

Investments (affiliated)	$—	$—	$774,562,317	$13,421,585	$—

Foreign cash	$—	$99	$—	$—	$9,653

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

212

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2012 (unaudited)

	Balanced	MFS Total Return	SunAmerica Dynamic Allocation	SunAmerica Dynamic Strategy	Telecom Utility
NET ASSETS REPRESENTED BY:
Paid-in capital	$178,120,297	$658,499,321	$971,559,295	$16,790,554	$55,215,372
Accumulated undistributed net investment income (loss)	3,364,696	23,561,135	(761,666)	(2,536)	2,363,142
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, and foreign exchange transactions	(26,796,094)	(134,084,148)	(7,823,410)	(8,697)	(13,756,578)
Unrealized appreciation (depreciation) on investments	10,579,973	87,724,832	11,804,243	165,464	4,388,534
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	91,090	—	(644,575)	(10,768)	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	328	(4,446)	—	—	295
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$165,360,290	$635,696,694	$974,133,887	$16,934,017	$48,210,765

Class 1 (unlimited shares authorized):
Net assets	$83,420,912	$263,128,175	$—	$—	$22,010,481
Shares of beneficial interest issued and outstanding	5,337,396	16,977,879	—	—	1,856,386
Net asset value, offering and redemption price per share	$15.63	$15.50	$—	$—	$11.86

Class 2 (unlimited shares authorized):
Net assets	$9,288,150	$45,851,424	$—	$—	$3,004,983
Shares of beneficial interest issued and outstanding	595,482	2,963,105	—	—	253,848
Net asset value, offering and redemption price per share	$15.60	$15.47	$—	$—	$11.84

Class 3 (unlimited shares authorized):
Net assets	$72,651,228	$326,717,095	$974,133,887	$16,934,017	$23,195,301
Shares of beneficial interest issued and outstanding	4,666,368	21,157,322	94,909,110	1,678,514	1,964,590
Net asset value, offering and redemption price per share	$15.57	$15.44	$10.26	$10.09	$11.81

See Notes to Financial Statements

213

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2012 (unaudited)

	Equity Index	Growth- Income	Equity Opportunities	Davis Venture Value	“Dogs” of Wall Street
ASSETS:
Investments at value (unaffiliated)*	$90,648,495	$311,643,682	$81,598,163	$1,186,212,140	$85,516,432
Investments at value (affiliated)*	131,584	—	—	—	—
Repurchase agreements (cost approximates value)	5,071,000	—	2,472,000	—	1,483,000

Total investments	95,851,079	311,643,682	84,070,163	1,186,212,140	86,999,432

Cash	776	242	73,336	571	386
Foreign cash*	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	449,106	283,379	25,284	112,080	46,524
Dividends and interest	82,414	395,493	74,700	1,724,707	244,592
Investments sold	—	1,535,238	497,604	1,229,045	—
Payments on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	2,258	2,523	2,317	4,678	2,290
Due from investment adviser for expense reimbursements/fee waivers	11,074	—	—	—	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	96,396,707	313,860,557	84,743,404	1,189,283,221	87,293,224

LIABILITIES:
Payable for:
Fund shares redeemed	55,446	260,330	65,419	1,189,654	32,197
Investments purchased	85,877	2,504,506	332,033	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	29,535	161,966	54,786	728,439	42,807
Service fees — Class 2	—	1,432	800	9,038	899
Service fees — Class 3	—	18,567	6,284	125,732	9,996
Trustees’ fees and expenses	1,045	7,148	2,264	31,699	2,187
Other accrued expenses	48,562	64,432	42,189	184,976	40,122
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	19,556	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Forward sales contracts, at value#	—	—	—	—	—
Call and put options written, at value	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	240,021	3,018,381	503,775	2,269,538	128,208

NET ASSETS	$96,156,686	$310,842,176	$84,239,629	$1,187,013,683	$87,165,016

* Cost
Investments (unaffiliated)	$87,236,450	$278,714,678	$68,975,930	$904,810,714	$76,692,347

Investments (affiliated)	$276,274	$—	$—	$—	$—

Foreign cash	$—	$—	$—	$—	$—

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

214

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2012 (unaudited)

	Equity Index	Growth- Income	Equity Opportunities	Davis Venture Value	“Dogs” of Wall Street
NET ASSETS REPRESENTED BY:
Paid-in capital	$96,207,872	$261,334,310	$106,655,395	$763,140,578	$85,114,074
Accumulated undistributed net investment income (loss)	604,799	8,956,946	789,023	11,117,687	2,871,211
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, and foreign exchange transactions	(3,982,477)	7,621,917	(35,827,022)	131,385,944	(9,644,354)
Unrealized appreciation (depreciation) on investments	3,267,355	32,929,003	12,622,233	281,401,426	8,824,085
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	59,137	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	(31,952)	—
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$96,156,686	$310,842,176	$84,239,629	$1,187,013,683	$87,165,016

Class 1 (unlimited shares authorized):
Net assets	$96,156,686	$209,244,477	$47,602,767	$520,578,540	$31,031,690
Shares of beneficial interest issued and outstanding	8,282,909	8,999,958	3,707,895	22,142,008	3,277,284
Net asset value, offering and redemption price per share	$11.61	$23.25	$12.84	$23.51	$9.47

Class 2 (unlimited shares authorized):
Net assets	$—	$11,406,882	$6,319,813	$71,087,380	$7,209,001
Shares of beneficial interest issued and outstanding	—	491,495	493,070	3,029,212	762,931
Net asset value, offering and redemption price per share	$—	$23.21	$12.82	$23.47	$9.45

Class 3 (unlimited shares authorized):
Net assets	$—	$90,190,817	$30,317,049	$595,347,763	$48,924,325
Shares of beneficial interest issued and outstanding	—	3,891,404	2,369,887	25,438,891	5,192,793
Net asset value, offering and redemption price per share	$—	$23.18	$12.79	$23.40	$9.42

See Notes to Financial Statements

215

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2012 (unaudited)

	Alliance Growth	Capital Growth	MFS Massachusetts Investors Trust	Fundamental Growth	Blue Chip Growth	Real Estate
ASSETS:
Investments at value (unaffiliated)*	$358,522,266	$57,953,468	$407,260,726	$149,726,360	$79,715,118	$350,852,882
Investments at value (affiliated)*	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	1,354,000	—	8,437,000	4,671,000	—

Total investments	358,522,266	59,307,468	407,260,726	158,163,360	84,386,118	350,852,882

Cash	662	675	775	563	327	394,640
Foreign cash*	—	27	—	—	—	—
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	44,125	2,547	296,471	207,528	56,784	174,887
Dividends and interest	64,426	48,085	356,631	88,971	19,500	61,632
Investments sold	1,881,803	207,462	—	7,439,339	3,834,227	1,683,666
Payments on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	2,673	50,551	3,213	61,633	2,618	4,299
Due from investment adviser for expense reimbursements/fee waivers	—	2,490	—	—	4,985	—
Deferred offering costs	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—

Total assets	360,515,955	59,619,305	407,917,816	165,961,394	88,304,559	353,172,006

LIABILITIES:
Payable for:
Fund shares redeemed	218,854	64,069	129,884	127,872	44,593	224,078
Investments purchased	1,966,688	267,827	—	5,646,472	3,756,775	4,112,296
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	190,788	44,447	233,634	112,701	49,818	222,275
Service fees — Class 2	3,082	294	1,514	362	485	1,302
Service fees — Class 3	26,369	10,389	61,136	16,698	14,990	57,996
Trustees’ fees and expenses	9,863	1,620	7,760	3,782	2,261	8,569
Other accrued expenses	76,252	39,255	74,396	49,939	44,620	67,326
Accrued foreign tax on capital gains	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Forward sales contracts, at value#	—	—	—	—	—	—
Call and put options written, at value	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—

Total liabilities	2,491,896	427,901	508,324	5,957,826	3,913,542	4,693,842

NET ASSETS	$358,024,059	$59,191,404	$407,409,492	$160,003,568	$84,391,017	$348,478,164

* Cost
Investments (unaffiliated)	$328,329,141	$44,670,103	$353,036,237	$132,484,396	$76,591,837	$292,931,171

Investments (affiliated)	$—	$—	$—	$—	$—	$—

Foreign cash	$—	$27	$—	$—	$—	$—

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

216

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STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2012 (unaudited)

	Alliance Growth	Capital Growth	MFS Massachusetts Investors Trust	Fundamental Growth	Blue Chip Growth	Real Estate
NET ASSETS REPRESENTED BY:
Paid-in capital	$415,992,489	$64,650,473	$351,610,125	$190,202,083	$79,560,831	$301,847,578
Accumulated undistributed net investment income (loss)	1,649,106	199,717	4,440,628	(249,732)	(66,644)	6,657,065
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, and foreign exchange transactions	(89,810,661)	(18,941,274)	(2,864,112)	(47,190,747)	1,773,549	(17,948,190)
Unrealized appreciation (depreciation) on investments	30,193,125	13,283,365	54,224,489	17,241,964	3,123,281	57,921,711
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(877)	(1,638)	—	—	—
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

NET ASSETS	$358,024,059	$59,191,404	$407,409,492	$160,003,568	$84,391,017	$348,478,164

Class 1 (unlimited shares authorized):
Net assets	$209,640,633	$7,434,994	$99,072,645	$78,111,994	$9,444,821	$61,362,039
Shares of beneficial interest issued and outstanding	8,582,085	799,905	6,512,672	4,462,771	1,257,977	4,174,823
Net asset value, offering and redemption price per share	$24.43	$9.29	$15.21	$17.50	$7.51	$14.70

Class 2 (unlimited shares authorized):
Net assets	$24,198,006	$2,316,820	$12,190,041	$2,821,549	$3,794,510	$10,295,766
Shares of beneficial interest issued and outstanding	993,437	252,500	802,474	162,912	506,167	703,043
Net asset value, offering and redemption price per share	$24.36	$9.18	$15.19	$17.32	$7.50	$14.64

Class 3 (unlimited shares authorized):
Net assets	$124,185,420	$49,439,590	$296,146,806	$79,070,025	$71,151,686	$276,820,359
Shares of beneficial interest issued and outstanding	5,123,699	5,428,035	19,539,027	4,604,644	9,516,307	18,985,760
Net asset value, offering and redemption price per share	$24.24	$9.11	$15.16	$17.17	$7.48	$14.58

See Notes to Financial Statements

217

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STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2012 (unaudited)

	Small Company Value	Mid-Cap Growth	Aggressive Growth	Growth Opportunities	Marsico Focused Growth	Technology
ASSETS:
Investments at value (unaffiliated)*	$239,147,177	$186,781,366	$73,054,889	$228,762,906	$109,078,557	$33,314,556
Investments at value (affiliated)*	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	3,692,000	1,780,000	3,262,000	—	13,919,000	503,000

Total investments	242,839,177	188,561,366	76,316,889	228,762,906	122,997,557	33,817,556

Cash	990	983	795	711	461	972
Foreign cash*	—	—	—	—	6	821,923
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	129,655	83,346	54,334	111,539	23,345	202,008
Dividends and interest	90,797	4,769	5,291	6	102,522	19,714
Investments sold	460,765	1,015,942	407,844	5,572,856	586,672	1,311,159
Payments on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	2,385	2,380	83,898	2,369	2,324	2,273
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—	3,057
Deferred offering costs	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—

Total assets	243,523,769	189,668,786	76,869,051	234,450,387	123,712,887	36,178,662

LIABILITIES:
Payable for:
Fund shares redeemed	162,738	171,104	128,979	75,319	42,843	13,533
Investments purchased	—	257,767	364,271	5,681,338	—	215,982
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	203,196	123,723	48,284	143,427	89,200	30,569
Service fees — Class 2	—	2,128	445	542	1,791	381
Service fees — Class 3	47,907	25,587	4,598	40,838	19,511	4,762
Trustees’ fees and expenses	6,227	5,005	1,946	5,771	3,226	1,077
Other accrued expenses	56,287	56,755	43,854	59,327	45,873	40,029
Accrued foreign tax on capital gains	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Forward sales contracts, at value#	—	—	—	—	—	—
Call and put options written, at value	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—

Total liabilities	476,355	642,069	592,377	6,006,562	202,444	306,333

NET ASSETS	$243,047,414	$189,026,717	$76,276,674	$228,443,825	$123,510,443	$35,872,329

* Cost
Investments (unaffiliated)	$223,243,784	$173,122,426	$67,574,240	$217,115,040	$93,050,273	$33,868,771

Investments (affiliated)	$—	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$—	$—	$8	$835,106

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

218

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2012 (unaudited)

	Small Company Value	Mid-Cap Growth	Aggressive Growth	Growth Opportunities	Marsico Focused Growth	Technology
NET ASSETS REPRESENTED BY:
Paid-in capital	$224,464,894	$200,523,960	$145,699,750	$201,992,862	$100,668,367	$51,492,616
Accumulated undistributed net investment income (loss)	1,851,597	(60,942)	(301,615)	(870,837)	240,137	(178,432)
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, and foreign exchange transactions	827,530	(25,095,241)	(74,602,110)	15,673,934	6,573,657	(14,874,557)
Unrealized appreciation (depreciation) on investments	15,903,393	13,658,940	5,480,649	11,647,866	16,028,284	(554,215)
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	(2)	(13,083)
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

NET ASSETS	$243,047,414	$189,026,717	$76,276,674	$228,443,825	$123,510,443	$35,872,329

Class 1 (unlimited shares authorized):
Net assets	$18,616,685	$51,184,784	$51,164,659	$30,243,105	$17,825,477	$10,591,744
Shares of beneficial interest issued and outstanding	1,122,254	4,485,565	4,784,202	4,027,940	1,818,191	3,720,643
Net asset value, offering and redemption price per share	$16.59	$11.41	$10.69	$7.51	$9.80	$2.85

Class 2 (unlimited shares authorized):
Net assets	$—	$16,641,214	$3,475,675	$4,265,888	$13,948,191	$2,991,619
Shares of beneficial interest issued and outstanding	—	1,481,199	327,659	577,915	1,438,581	1,067,242
Net asset value, offering and redemption price per share	$—	$11.23	$10.61	$7.38	$9.70	$2.80

Class 3 (unlimited shares authorized):
Net assets	$224,430,729	$121,200,719	$21,636,340	$193,934,832	$91,736,775	$22,288,966
Shares of beneficial interest issued and outstanding	13,636,219	10,886,626	2,055,268	26,531,979	9,525,745	8,029,024
Net asset value, offering and redemption price per share	$16.46	$11.13	$10.53	$7.31	$9.63	$2.78

See Notes to Financial Statements

219

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2012 (unaudited)

	Small & Mid Cap Value	International Growth and Income	Global Equities	International Diversified Equities	Emerging Markets	Foreign Value
ASSETS:
Investments at value (unaffiliated)*	$551,382,876	$296,853,273	$128,419,915	$213,041,308	$246,453,268	$609,254,932
Investments at value (affiliated)*	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	6,337,000	4,542,000	30,941,000	7,774,000	22,889,000

Total investments	551,382,876	303,190,273	132,961,915	243,982,308	254,227,268	632,143,932

Cash	150	989	842	270	704	189,315
Foreign cash*	—	74,937	452,113	138,418	5,611,631	333,791
Due from broker	—	—	—	2,172,784	—	—
Receivable for:
Fund shares sold	57,565	84,795	236,013	56,525	143,749	237,908
Dividends and interest	180,089	770,627	142,730	471,887	519,057	1,272,237
Investments sold	2,808,189	2,829,097	2,309,579	—	3,903,673	—
Payments on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	41,589	2,612	2,330	2,574	2,556	3,149
Due from investment adviser for expense reimbursements/fee waivers	—	12,681	—	—	—	—
Deferred offering costs	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	1,568,727	—	202,572	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—

Total assets	554,470,458	308,534,738	136,105,522	247,027,338	264,408,638	634,180,332

LIABILITIES:
Payable for:
Fund shares redeemed	220,005	374,163	51,436	192,505	316,967	316,083
Investments purchased	—	794,294	2,518,377	—	13,107,357	—
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	435,476	240,825	90,990	174,949	231,725	424,837
Service fees — Class 2	2,429	1,171	722	2,432	961	2,930
Service fees — Class 3	113,945	45,858	6,558	36,469	34,435	121,436
Trustees’ fees and expenses	14,949	7,986	2,766	6,613	6,647	15,928
Other accrued expenses	96,675	94,935	58,432	99,381	322,908	140,936
Accrued foreign tax on capital gains	—	—	475	27,376	265,964	—
Variation margin on futures contracts	—	—	—	37,198	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Forward sales contracts, at value	—	—	—	—	—	—
Call and put options written, at value	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	1,320,996	—	112,404	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—

Total liabilities	883,479	2,880,228	2,729,756	689,327	14,286,964	1,022,150

NET ASSETS	$553,586,979	$305,654,510	$133,375,766	$246,338,011	$250,121,674	$633,158,182

* Cost
Investments (unaffiliated)	$550,135,599	$286,870,994	$117,549,414	$212,414,534	$253,844,620	$668,281,714

Investments (affiliated)	$—	$—	$—	$—	$—	$—

Foreign cash	$—	$74,537	$452,452	$136,445	$5,604,674	$334,135

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

220

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2012 (unaudited)

	Small & Mid Cap Value	International Growth and Income	Global Equities	International Diversified Equities	Emerging Markets	Foreign Value
NET ASSETS REPRESENTED BY:
Paid-in capital	$488,464,208	$468,765,909	$171,042,715	$287,701,551	$311,221,181	$693,101,449
Accumulated undistributed net investment income (loss)	2,173,033	9,050,407	1,939,319	4,817,918	2,902,064	23,206,821
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, and foreign exchange transactions	61,702,461	(182,386,731)	(50,472,634)	(47,774,514)	(56,360,576)	(24,090,306)
Unrealized appreciation (depreciation) on investments	1,247,277	9,982,279	10,870,501	626,774	(7,391,352)	(59,026,782)
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	914,588	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	242,646	(3,660)	79,069	16,321	(33,000)
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	(475)	(27,375)	(265,964)	—

NET ASSETS	$553,586,979	$305,654,510	$133,375,766	$246,338,011	$250,121,674	$633,158,182

Class 1 (unlimited shares authorized):
Net assets	$233,595	$75,759,331	$96,175,336	$52,376,640	$78,277,860	$23,907,231
Shares of beneficial interest issued and outstanding	13,860	9,350,191	7,186,087	6,665,806	10,892,437	1,966,335
Net asset value, offering and redemption price per share	$16.85	$8.10	$13.38	$7.86	$7.19	$12.16

Class 2 (unlimited shares authorized):
Net assets	$18,881,174	$9,343,592	$5,761,083	$19,419,658	$6,886,464	$23,421,655
Shares of beneficial interest issued and outstanding	1,121,353	1,150,625	432,220	2,486,903	966,254	1,927,901
Net asset value, offering and redemption price per share	$16.84	$8.12	$13.33	$7.81	$7.13	$12.15

Class 3 (unlimited shares authorized):
Net assets	$534,472,210	$220,551,587	$31,439,347	$174,541,713	$164,957,350	$585,829,296
Shares of beneficial interest issued and outstanding	31,864,231	27,254,688	2,367,778	22,395,720	23,293,020	48,297,853
Net asset value, offering and redemption price per share	$16.77	$8.09	$13.28	$7.79	$7.08	$12.13

See Notes to Financial Statements

221

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended July 31, 2012 (unaudited)

	Cash Management	Corporate Bond	Global Bond	High-Yield Bond	Total Return Bond
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$79,173	$—	$79,743	$3,750
Interest (unaffiliated)	444,821	33,528,388	3,711,343	11,690,699	13,939,998

Total investment income*	444,821	33,607,561	3,711,343	11,770,442	13,943,748

EXPENSES:
Investment advisory and management fees	721,458	2,831,002	1,020,031	927,587	2,999,051
Service fees:
Class 2	17,188	28,609	10,157	13,881	17,283
Class 3	232,056	1,023,446	295,163	219,442	1,035,022
Custodian and accounting fees	37,885	134,228	82,613	51,556	133,962
Reports to shareholders	19,916	71,741	21,961	19,569	72,490
Audit and tax fees	17,163	19,463	23,214	24,021	27,043
Legal fees	5,444	10,933	6,699	13,649	10,379
Trustees’ fees and expenses	12,927	46,031	14,096	12,611	45,447
Interest expense	—	2,440	—	—	—
Other expenses	6,175	10,978	5,455	5,558	8,947

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,070,212	4,178,871	1,479,389	1,287,874	4,349,624
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	—	—	—	—
Custody credits earned on cash balances	(216)	(96)	(300)	(36)	(162)
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	1,069,996	4,178,775	1,479,089	1,287,838	4,349,462

Net investment income (loss)	(625,175)	29,428,786	2,232,254	10,482,604	9,594,286

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	628	11,244,531	128,720	1,427,576	10,227,595
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on forward sales contracts	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	(4,737,126)	690,970	—	3,713,319
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	916,585	—	(939,397)

Net realized gain (loss) on investments and foreign currencies	628	6,507,405	1,736,275	1,427,576	13,001,517

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(12,451)	17,624,904	(341,859)	6,286,190	16,166,757
Change in unrealized appreciation (depreciation) investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	(167,277)	1,078,766	—	1,058,089
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	856,255	—	3,803,837
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	30,234	—	(418,434)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(12,451)	17,457,627	1,623,396	6,286,190	20,610,249

Net realized and unrealized gain (loss) on investments and foreign currencies	(11,823)	23,965,032	3,359,671	7,713,766	33,611,766

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(636,998)	$53,393,818	$5,591,925	$18,196,370	$43,206,052

* Net of foreign withholding taxes on interest and dividends of	$—	$802	$1,769	$4,538	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

222

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2012 (unaudited)

	Balanced	MFS Total Return	SunAmerica Dynamic Allocation	SunAmerica Dynamic Strategy#	Telecom Utility
INVESTMENT INCOME:
Dividends (unaffiliated)	$926,182	$5,105,125	$—	$—	$1,028,881
Interest (unaffiliated)	987,358	4,734,432	416,266	730	17,953

Total investment income*	1,913,540	9,839,557	416,266	730	1,046,834

EXPENSES:
Investment advisory and management fees	507,218	2,083,833	535,424	1,485	176,548
Service fees:
Class 2	7,095	35,322	—	—	2,275
Class 3	73,804	408,190	535,424	1,485	27,489
Custodian and accounting fees	61,432	113,427	11,249	1,115	66,103
Reports to shareholders	10,112	40,221	29,390	3,819	3,359
Audit and tax fees	16,622	16,692	12,957	1,960	15,698
Legal fees	3,670	7,817	69,816	1,964	6,280
Trustees’ fees and expenses	6,457	26,211	13,805	947	2,097
Interest expense	—	—	—	—	—
Other expenses	8,544	20,812	1,958	557	6,596

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	694,954	2,752,525	1,210,023	13,332	306,445
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	—	(32,091)	(10,066)	—
Custody credits earned on cash balances	(14)	(141)	—	—	(37)
Fees paid indirectly (Note 5)	(2,807)	(2,374)	—	—	(644)

Net expenses	692,133	2,750,010	1,177,932	3,266	305,764

Net investment income (loss)	1,221,407	7,089,547	(761,666)	(2,536)	741,070

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	3,210,336	14,001,127	96,216	—	2,225,023
Net realized gain (loss) on investments (affiliated)	—	—	(2,101,697)	—	—
Net realized gain (loss) on forward sales contracts	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	(79,484)	—	(5,817,853)	(8,697)	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(2,052)	—	—	326,990

Net realized gain (loss) on investments and foreign currencies	3,130,852	13,999,075	(7,823,334)	(8,697)	2,552,013

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	1,478,734	4,520,477	2,699,776	(356)	(369,185)
Change in unrealized appreciation (depreciation) investments (affiliated)	—	—	9,022,026	165,820	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	104,021	—	(640,030)	(10,768)	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	328	(2,737)	—	—	8,105
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	1,583,083	4,517,740	11,081,772	154,696	(361,080)

Net realized and unrealized gain (loss) on investments and foreign currencies	4,713,935	18,516,815	3,258,438	145,999	2,190,933

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,935,342	$25,606,362	$2,496,772	$143,463	$2,932,003

* Net of foreign withholding taxes on interest and dividends of	$762	$56,247	$—	$—	$76,780

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

#	For the period July 16, 2012 (commencement of operations) to July 31, 2012.

See Notes to Financial Statements

223

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2012 (unaudited)

	Equity Index	Growth- Income	Equity Opportunities	Davis Venture Value	“Dogs” of Wall Street
INVESTMENT INCOME:
Dividends (unaffiliated)	$484,059	$4,364,052	$700,271	$10,622,798	$1,464,933
Interest (unaffiliated)	213	357	121	37,441	68

Total investment income*	484,272	4,364,409	700,392	10,660,239	1,465,001

EXPENSES:
Investment advisory and management fees	101,656	888,755	337,768	4,416,615	250,917
Service fees:
Class 2	—	8,536	5,009	55,544	5,350
Class 3	—	100,290	37,214	756,622	55,580
Custodian and accounting fees	71,076	44,744	22,809	160,186	19,961
Reports to shareholders	4,145	19,186	5,370	77,531	6,132
Audit and tax fees	15,696	15,698	15,698	15,698	15,695
Legal fees	2,699	4,766	3,788	10,979	3,048
Trustees’ fees and expenses	1,789	12,304	3,601	50,063	3,867
Interest expense	—	—	685	—	2,066
Other expenses	6,040	10,492	7,251	32,265	6,902

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	203,101	1,104,771	439,193	5,575,503	369,518
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	(63,324)	—	—	—	—
Custody credits earned on cash balances	(5)	(1)	(2)	(282)	(1)
Fees paid indirectly (Note 5)	—	(4,852)	—	(11,214)	—

Net expenses	139,772	1,099,918	439,191	5,564,007	369,517

Net investment income (loss)	344,500	3,264,491	261,201	5,096,232	1,095,484

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	85,264	5,102,842	5,998,047	62,363,056	5,071,429
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on forward sales contracts	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	(73,501)	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	19	(30,389)	—

Net realized gain (loss) on investments and foreign currencies	11,763	5,102,842	5,998,066	62,332,667	5,071,429

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	1,976,431	10,025,435	(1,288,258)	(35,764,981)	267,437
Change in unrealized appreciation (depreciation) investments (affiliated)	75,099	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	46,658	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	(31,081)	—
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	2,098,188	10,025,435	(1,288,258)	(35,796,062)	267,437

Net realized and unrealized gain (loss) on investments and foreign currencies	2,109,951	15,128,277	4,709,808	26,536,605	5,338,866

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,454,451	$18,392,768	$4,971,009	$31,632,837	$6,434,350

* Net of foreign withholding taxes on interest and dividends of	$90	$—	$122	$293,680	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

224

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2012 (unaudited)

	Alliance Growth	Capital Growth	MFS Massachusetts Investors Trust	Fundamental Growth	Blue Chip Growth	Real Estate
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,824,383	$462,672	$3,606,324	$629,439	$411,050	$5,101,417
Interest (unaffiliated)	513	60	2,548	249	216	12,670

Total investment income*	1,824,896	462,732	3,608,872	629,688	411,266	5,114,087

EXPENSES:
Investment advisory and management fees	1,182,369	275,701	1,294,190	632,790	301,430	1,274,839
Service fees:
Class 2	19,387	1,830	9,167	2,212	3,015	7,590
Class 3	163,321	63,261	353,616	102,389	89,221	340,351
Custodian and accounting fees	59,125	21,068	67,756	31,172	29,495	42,934
Reports to shareholders	24,803	4,248	22,024	9,995	6,009	22,556
Audit and tax fees	15,698	15,698	15,695	15,698	15,698	15,695
Legal fees	4,779	3,108	5,523	3,697	3,548	5,033
Trustees’ fees and expenses	15,481	2,553	14,489	5,899	3,676	14,181
Interest expense	—	282	279	—	—	—
Other expenses	13,502	6,844	11,777	8,499	6,496	11,503

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,498,465	394,593	1,794,516	812,351	458,588	1,734,682
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	(15,486)	—	—	(325)	—
Custody credits earned on cash balances	(8)	(2)	(51)	(1)	(6)	(41)
Fees paid indirectly (Note 5)	(22,921)	—	(4,756)	(5,806)	(2,119)	—

Net expenses	1,475,536	379,105	1,789,709	806,544	456,138	1,734,641

Net investment income (loss)	349,360	83,627	1,819,163	(176,856)	(44,872)	3,379,446

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	19,278,381	1,374,231	11,721,233	11,147,588	5,656,020	12,889,380
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on forward sales contracts	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(3,395)	(9,114)	—	—	—

Net realized gain (loss) on investments and foreign currencies	19,278,381	1,370,836	11,712,119	11,147,588	5,656,020	12,889,380

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(16,025,399)	676,104	9,795,274	(3,115,663)	(3,429,247)	15,825,716
Change in unrealized appreciation (depreciation) investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(763)	(1,392)	—	—	—
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(16,025,399)	675,341	9,793,882	(3,115,663)	(3,429,247)	15,825,716

Net realized and unrealized gain (loss) on investments and foreign currencies	3,252,982	2,046,177	21,506,001	8,031,925	2,226,773	28,715,096

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,602,342	$2,129,804	$23,325,164	$7,855,069	$2,181,901	$32,094,542

* Net of foreign withholding taxes on interest and dividends of	$3,718	$14,260	$95,239	$—	$—	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

225

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2012 (unaudited)

	Small Company Value	Mid-Cap Growth	Aggressive Growth	Growth Opportunities	Marsico Focused Growth	Technology
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,714,105	$1,047,978	$114,878	$462,315	$784,595	$137,366
Interest (unaffiliated)	973	329	93	740	341	124

Total investment income*	2,715,078	1,048,307	114,971	463,055	784,936	137,490

EXPENSES:
Investment advisory and management fees	1,166,926	743,860	282,584	830,330	527,218	201,987
Service fees:
Class 2	—	13,628	2,776	3,390	11,166	2,503
Class 3	283,987	153,842	27,686	242,859	114,165	30,556
Custodian and accounting fees	33,241	38,228	29,821	43,563	25,398	29,236
Reports to shareholders	16,897	13,206	5,279	16,682	8,598	2,625
Audit and tax fees	15,696	15,696	15,698	15,698	15,698	15,698
Legal fees	4,473	3,833	2,667	4,280	3,690	6,279
Trustees’ fees and expenses	10,572	8,175	3,140	9,836	5,422	1,752
Interest expense	—	—	—	—	277	215
Other expenses	9,843	9,180	6,981	9,448	7,749	6,581

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,541,635	999,648	376,632	1,176,086	719,381	297,432
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	—	—	—	—	(20,199)
Custody credits earned on cash balances	(11)	(2)	(22)	(11)	(1)	(6)
Fees paid indirectly (Note 5)	—	(7,440)	(3,302)	(15,754)	(29)	(5,730)

Net expenses	1,541,624	992,206	373,308	1,160,321	719,351	271,497

Net investment income (loss)	1,173,454	56,101	(258,337)	(697,266)	65,585	(134,007)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	2,862,713	7,282,360	1,569,182	8,756,617	3,019,569	2,540,603
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on forward sales contracts	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	62	(3,440)	7,177

Net realized gain (loss) on investments and foreign currencies	2,862,713	7,282,360	1,569,182	8,756,679	3,016,129	2,547,780

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(18,421,307)	(9,721,683)	381,757	(7,458,831)	254,850	(4,866,119)
Change in unrealized appreciation (depreciation) investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—	(21,465)
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(18,421,307)	(9,721,683)	381,757	(7,458,831)	254,850	(4,887,584)

Net realized and unrealized gain (loss) on investments and foreign currencies	(15,558,594)	(2,439,323)	1,950,939	1,297,848	3,270,979	(2,339,804)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,385,140)	$(2,383,222)	$1,692,602	$600,582	$3,336,564	$(2,473,811)

* Net of foreign withholding taxes on interest and dividends of	$1,156	$575	$—	$4,746	$—	$2,707

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

226

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2012 (unaudited)

	Small & Mid Cap Value	International Growth and Income	Global Equities	International Diversified Equities	Emerging Markets	Foreign Value
INVESTMENT INCOME:
Dividends (unaffiliated)	$4,670,538	$6,851,905	$1,553,243	$5,024,472	$3,920,915	$15,671,161
Interest (unaffiliated)	403	5,665	190	1,689	8,325	1,338

Total investment income*	4,670,941	6,857,570	1,553,433	5,026,161	3,929,240	15,672,499

EXPENSES:
Investment advisory and management fees	2,622,310	1,452,870	473,649	1,080,011	1,415,665	2,481,903
Service fees:
Class 2	15,348	7,321	4,584	15,188	6,025	18,586
Class 3	684,075	280,402	39,039	223,736	214,118	719,966
Custodian and accounting fees	76,783	108,091	68,779	141,654	186,221	178,802
Reports to shareholders	45,787	18,790	6,637	15,028	15,702	48,640
Audit and tax fees	14,989	19,750	19,750	19,885	19,817	19,100
Legal fees	6,239	5,250	3,808	4,986	5,140	7,916
Trustees’ fees and expenses	24,830	12,166	4,235	9,795	10,123	26,509
Interest expense	204	37	—	—	298	—
Other expenses	17,202	12,466	8,037	13,068	11,079	17,822

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	3,507,767	1,917,143	628,518	1,523,351	1,884,188	3,519,244
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	(76,948)	—	—	—	—
Custody credits earned on cash balances	(6)	(9)	(12)	(42)	(6)	(18)
Fees paid indirectly (Note 5)	(28,913)	(2,907)	(581)	—	(46,296)	(1,250)

Net expenses	3,478,848	1,837,279	627,925	1,523,309	1,837,886	3,517,976

Net investment income (loss)	1,192,093	5,020,291	925,508	3,502,852	2,091,354	12,154,523

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	21,890,697	(4,847,324)	717,249	(3,974,009)	(21,355,520)	3,827,003
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on forward sales contracts	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	(1,834,392)	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(1,064,175)	32,925	(600,697)	(309,773)	(117,181)

Net realized gain (loss) on investments and foreign currencies	21,890,697	(5,911,499)	750,174	(6,409,098)	(21,665,293)	3,709,822

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(32,160,563)	1,372,064	(23,110)	(422,752)	1,109,112	(41,256,276)
Change in unrealized appreciation (depreciation) investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	535,754	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(86,217)	(4,530)	(425,094)	(10,168)	(15,484)
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	(475)	(25,301)	(227,158)	—

Net unrealized gain (loss) on investments and foreign currencies	(32,160,563)	1,285,847	(28,115)	(337,393)	871,786	(41,271,760)

Net realized and unrealized gain (loss) on investments and foreign currencies	(10,269,866)	(4,625,652)	722,059	(6,746,491)	(20,793,507)	(37,561,938)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,077,773)	$394,639	$1,647,567	$(3,243,639)	$(18,702,153)	$(25,407,415)

* Net of foreign withholding taxes on interest and dividends of	$—	$630,800	$95,862	$513,058	$485,155	$1,705,805

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$25,962	$—

See Notes to Financial Statements

227

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	Cash Management		Corporate Bond		Global Bond
	For the six months ended July 31, 2012 (unaudited)	For the year ended January 31, 2012	For the six months ended July 31, 2012 (unaudited)	For the year ended January 31, 2012	For the six months ended July 31, 2012 (unaudited)	For the year ended January 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(625,175)	$(1,529,363)	$29,428,786	$59,215,008	$2,232,254	$5,236,940
Net realized gain (loss) on investments and foreign currencies	628	2,508	6,507,405	12,478,278	1,736,275	21,518,576
Net unrealized gain (loss) on investments and foreign currencies	(12,451)	(24,536)	17,457,627	4,350,704	1,623,396	(5,641,798)

Net increase (decrease) in net assets resulting from operations	(636,998)	(1,551,391)	53,393,818	76,043,990	5,591,925	21,113,718

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	(13,968,445)	—	(1,805,417)
Net investment income — Class 2	—	—	—	(2,471,250)	—	(335,630)
Net investment income — Class 3	—	—	—	(46,377,162)	—	(4,390,460)
Net realized gain on securities — Class 1	—	—	—	(1,041,664)	—	(1,120,861)
Net realized gain on securities — Class 2	—	—	—	(189,726)	—	(224,617)
Net realized gain on securities — Class 3	—	—	—	(3,589,294)	—	(2,988,889)

Total distributions to shareholders	—	—	—	(67,637,541)	—	(10,865,874)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(21,592,087)	(33,219,485)	12,915,951	18,054,181	8,964,795	19,699,935

TOTAL INCREASE (DECREASE) IN NET ASSETS	(22,229,085)	(34,770,876)	66,309,769	26,460,630	14,556,720	29,947,779

NET ASSETS:
Beginning of period	$328,841,216	$363,612,092	$1,053,341,410	$1,026,880,780	$319,646,086	$289,698,307

End of period†	$306,612,131	$328,841,216	$1,119,651,179	$1,053,341,410	$334,202,806	$319,646,086

† Includes accumulated undistributed net investment income (loss)	$(721,391)	$(96,216)	$87,902,622	$58,473,837	$26,965,366	$24,733,112

See Notes to Financial Statements

228

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	High-Yield Bond		Total Return Bond		Balanced
	For the six months ended July 31, 2012 (unaudited)	For the year ended January 31, 2012	For the six months ended July 31, 2012 (unaudited)	For the year ended January 31, 2012	For the six months ended July 31, 2012 (unaudited)	For the year ended January 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$10,482,604	$20,592,174	$9,594,286	$18,081,471	$1,221,407	$2,067,062
Net realized gain (loss) on investments and foreign currencies	1,427,576	(182,322)	13,001,517	18,900,888	3,130,852	8,250,297
Net unrealized gain (loss) on investments and foreign currencies	6,286,190	(6,547,322)	20,610,249	20,617,486	1,583,083	(3,529,292)

Net increase (decrease) in net assets resulting from operations	18,196,370	13,862,530	43,206,052	57,599,845	5,935,342	6,788,067

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(8,164,311)	—	(1,906,399)	—	(1,569,404)
Net investment income — Class 2	—	(1,595,894)	—	(323,176)	—	(161,716)
Net investment income — Class 3	—	(12,412,910)	—	(7,980,453)	—	(598,981)
Net realized gain on securities — Class 1	—	—	—	(1,473,509)	—	—
Net realized gain on securities — Class 2	—	—	—	(276,087)	—	—
Net realized gain on securities — Class 3	—	—	—	(7,295,123)	—	—

Total distributions to shareholders	—	(22,173,115)	—	(19,254,747)	—	(2,330,101)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	6,292,423	4,797,668	126,316,799	225,003,176	19,674,545	(2,510,050)

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,488,793	(3,512,917)	169,522,851	263,348,274	25,609,887	1,947,916

NET ASSETS:
Beginning of period	$290,019,078	$293,531,995	$906,970,623	$643,622,349	$139,750,403	$137,802,487

End of period†	$314,507,871	$290,019,078	$1,076,493,474	$906,970,623	$165,360,290	$139,750,403

† Includes accumulated undistributed net investment income (loss)	$30,041,199	$19,558,595	$42,773,919	$33,179,633	$3,364,696	$2,143,289

See Notes to Financial Statements

229

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	MFS Total Return		SunAmerica Dynamic Allocation		SunAmerica Dynamic Strategy
	For the six months ended July 31, 2012 (unaudited)	For the year ended January 31, 2012	For the six months ended July 31, 2012 (unaudited)	For the period January 23, 2012@ through January 31, 2012	For the period July 16, 2012@ through July 31, 2012 (unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$7,089,547	$16,149,571	$(761,666)	$(1,213)	$(2,536)
Net realized gain (loss) on investments and foreign currencies	13,999,075	19,108,960	(7,823,334)	(76)	(8,697)
Net unrealized gain (loss) on investments and foreign currencies	4,517,740	(13,705,867)	11,081,772	77,896	154,696

Net increase (decrease) in net assets resulting from operations	25,606,362	21,552,664	2,496,772	76,607	143,463

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(7,871,900)	—	—	—
Net investment income — Class 2	—	(1,286,042)	—	—	—
Net investment income — Class 3	—	(8,130,325)	—	—	—
Net realized gain on securities — Class 1	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—

Total distributions to shareholders	—	(17,288,267)	—	—	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(42,278,710)	(104,841,275)	950,193,287	21,367,221	16,790,554

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,672,348)	(100,576,878)	952,690,059	21,443,828	16,934,017

NET ASSETS:
Beginning of period	$652,369,042	$752,945,920	$21,443,828	$—	$—

End of period†	$635,696,694	$652,369,042	$974,133,887	$21,443,828	$16,934,017

† Includes accumulated undistributed net investment income (loss)	$23,561,135	$16,471,588	$(761,666)	$—	$(2,536)

@	Commencement of operations

See Notes to Financial Statements

230

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Telecom Utility		Equity Index		Growth-Income
	For the six months ended July 31, 2012 (unaudited)	For the year ended January 31, 2012	For the six months ended July 31, 2012 (unaudited)	For the year ended January 31, 2012	For the six months ended July 31, 2012 (unaudited)	For the year ended January 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$741,070	$1,284,776	$344,500	$259,970	$3,264,491	$5,677,009
Net realized gain (loss) on investments and foreign currencies	2,552,013	2,227,788	11,763	(78,323)	5,102,842	9,966,230
Net unrealized gain (loss) on investments and foreign currencies	(361,080)	(1,761,433)	2,098,188	421,753	10,025,435	9,094,645

Net increase (decrease) in net assets resulting from operations	2,932,003	1,751,131	2,454,451	603,400	18,392,768	24,737,884

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(546,246)	—	(256,032)	—	(1,733,821)
Net investment income — Class 2	—	(70,721)	—	—	—	(88,301)
Net investment income — Class 3	—	(340,365)	—	—	—	(299,497)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(957,332)	—	(256,032)	—	(2,121,619)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(744,057)	6,951,376	75,217,646	(425,572)	32,830,511	10,003,626

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,187,946	7,745,175	77,672,097	(78,204)	51,223,279	32,619,891

NET ASSETS:
Beginning of period	$46,022,819	$38,277,644	$18,484,589	$18,562,793	$259,618,897	$226,999,006

End of period†	$48,210,765	$46,022,819	$96,156,686	$18,484,589	$310,842,176	$259,618,897

† Includes accumulated undistributed net investment income (loss)	$2,363,142	$1,622,072	$604,799	$260,299	$8,956,946	$5,692,455

See Notes to Financial Statements

231

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Equity Opportunities		Davis Venture Value		“Dogs” of Wall Street
	For the six months ended July 31, 2012 (unaudited)	For the year ended January 31, 2012	For the six months ended July 31, 2012 (unaudited)	For the year ended January 31, 2012	For the six months ended July 31, 2012 (unaudited)	For the year ended January 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$261,201	$541,016	$5,096,232	$11,375,131	$1,095,484	$1,772,357
Net realized gain (loss) on investments and foreign currencies	5,998,066	4,483,026	62,332,667	102,468,515	5,071,429	3,829,068
Net unrealized gain (loss) on investments and foreign currencies	(1,288,258)	(2,742,899)	(35,796,062)	(133,192,717)	267,437	4,324,409

Net increase (decrease) in net assets resulting from operations	4,971,009	2,281,143	31,632,837	(19,349,071)	6,434,350	9,925,834

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(292,318)	—	(7,754,280)	—	(604,521)
Net investment income — Class 2	—	(29,312)	—	(913,557)	—	(150,001)
Net investment income — Class 3	—	(92,751)	—	(6,738,201)	—	(626,469)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(414,381)	—	(15,406,038)	—	(1,380,991)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(5,166,232)	(17,392,065)	(80,271,562)	(141,460,928)	1,969,058	10,279,501

TOTAL INCREASE (DECREASE) IN NET ASSETS	(195,223)	(15,525,303)	(48,638,725)	(176,216,037)	8,403,408	18,824,344

NET ASSETS:
Beginning of period	$84,434,852	$99,960,155	$1,235,652,408	$1,411,868,445	$78,761,608	$59,937,264

End of period†	$84,239,629	$84,434,852	$1,187,013,683	$1,235,652,408	$87,165,016	$78,761,608

† Includes accumulated undistributed net investment income (loss)	$789,023	$527,822	$11,117,687	$6,021,455	$2,871,211	$1,775,727

See Notes to Financial Statements

232

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Alliance Growth		Capital Growth		MFS Massachusetts Investors Trust
	For the six months ended July 31, 2012 (unaudited)	For the year ended January 31, 2012	For the six months ended July 31, 2012 (unaudited)	For the year ended January 31, 2012	For the six months ended July 31, 2012 (unaudited)	For the year ended January 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$349,360	$1,551,356	$83,627	$112,825	$1,819,163	$2,633,505
Net realized gain (loss) on investments and foreign currencies	19,278,381	40,962,792	1,370,836	3,076,367	11,712,119	4,424,662
Net unrealized gain (loss) on investments and foreign currencies	(16,025,399)	(32,328,364)	675,341	(1,761,820)	9,793,882	(2,829,475)

Net increase (decrease) in net assets resulting from operations	3,602,342	10,185,784	2,129,804	1,427,372	23,325,164	4,228,692

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(1,137,969)	—	—	—	(435,186)
Net investment income — Class 2	—	(87,666)	—	—	—	(68,806)
Net investment income — Class 3	—	(295,742)	—	—	—	(1,153,167)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(1,521,377)	—	—	—	(1,657,159)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(30,581,163)	(70,876,903)	(4,672,046)	(9,186,612)	41,266,709	61,111,398

TOTAL INCREASE (DECREASE) IN NET ASSETS	(26,978,821)	(62,212,496)	(2,542,242)	(7,759,240)	64,591,873	63,682,931

NET ASSETS:
Beginning of period	$385,002,880	$447,215,376	$61,733,646	$69,492,886	$342,817,619	$279,134,688

End of period†	$358,024,059	$385,002,880	$59,191,404	$61,733,646	$407,409,492	$342,817,619

† Includes accumulated undistributed net investment income (loss)	$1,649,106	$1,299,746	$199,717	$116,090	$4,440,628	$2,621,465

See Notes to Financial Statements

233

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Fundamental Growth		Blue Chip Growth		Real Estate
	For the six months ended July 31, 2012 (unaudited)	For the year ended January 31, 2012	For the six months ended July 31, 2012 (unaudited)	For the year ended January 31, 2012	For the six months ended July 31, 2012 (unaudited)	For the year ended January 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(176,856)	$(296,532)	$(44,872)	$(31,105)	$3,379,446	$3,279,102
Net realized gain (loss) on investments and foreign currencies	11,147,588	9,344,722	5,656,020	915,149	12,889,380	37,040,499
Net unrealized gain (loss) on investments and foreign currencies	(3,115,663)	(9,911,304)	(3,429,247)	(1,354,727)	15,825,716	(7,966,550)

Net increase (decrease) in net assets resulting from operations	7,855,069	(863,114)	2,181,901	(470,683)	32,094,542	32,353,051

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	(23,389)	—	(412,385)
Net investment income — Class 2	—	—	—	(3,621)	—	(81,055)
Net investment income — Class 3	—	—	—	(3,542)	—	(1,968,237)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	—	—	(30,552)	—	(2,461,677)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	10,114,539	(18,374,450)	(3,548,907)	22,139,578	(5,254,609)	6,588,246

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,969,608	(19,237,564)	(1,367,006)	21,638,343	26,839,933	36,479,620

NET ASSETS:
Beginning of period	$142,033,960	$161,271,524	$85,758,023	$64,119,680	$321,638,231	$285,158,611

End of period†	$160,003,568	$142,033,960	$84,391,017	$85,758,023	$348,478,164	$321,638,231

† Includes accumulated undistributed net investment income (loss)	$(249,732)	$(72,876)	$(66,644)	$(21,772)	$6,657,065	$3,277,619

See Notes to Financial Statements

234

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Small Company Value		Mid-Cap Growth		Aggressive Growth
	For the six months ended July 31, 2012 (unaudited)	For the year ended January 31, 2012	For the six months ended July 31, 2012 (unaudited)	For the year ended January 31, 2012	For the six months ended July 31, 2012 (unaudited)	For the year ended January 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,173,454	$678,143	$56,101	$(569,737)	$(258,337)	$(334,826)
Net realized gain (loss) on investments and foreign currencies	2,862,713	8,855,163	7,282,360	20,352,602	1,569,182	15,669,477
Net unrealized gain (loss) on investments and foreign currencies	(18,421,307)	(500,021)	(9,721,683)	(17,442,322)	381,757	(12,847,478)

Net increase (decrease) in net assets resulting from operations	(14,385,140)	9,033,285	(2,383,222)	2,340,543	1,692,602	2,487,173

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(15,077)	—	—	—	—
Net investment income — Class 2	—	—	—	—	—	—
Net investment income — Class 3	—	(495,454)	—	—	—	—
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(510,531)	—	—	—	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	23,924,526	37,869,740	4,266,246	2,531,962	2,912,218	(5,247,930)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,539,386	46,392,494	1,883,024	4,872,505	4,604,820	(2,760,757)

NET ASSETS:
Beginning of period	$233,508,028	$187,115,534	$187,143,693	$182,271,188	$71,671,854	$74,432,611

End of period†	$243,047,414	$233,508,028	$189,026,717	$187,143,693	$76,276,674	$71,671,854

† Includes accumulated undistributed net investment income (loss)	$1,851,597	$678,143	$(60,942)	$(117,043)	$(301,615)	$(43,278)

See Notes to Financial Statements

235

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Growth Opportunities		Marsico Focused Growth		Technology
	For the six months ended July 31, 2012 (unaudited)	For the year ended January 31, 2012	For the six months ended July 31, 2012 (unaudited)	For the year ended January 31, 2012	For the six months ended July 31, 2012 (unaudited)	For the year ended January 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(697,266)	$(1,216,309)	$65,585	$176,390	$(134,007)	$(256,645)
Net realized gain (loss) on investments and foreign currencies	8,756,679	12,886,678	3,016,129	10,023,547	2,547,780	682,570
Net unrealized gain (loss) on investments and foreign currencies	(7,458,831)	(4,740,620)	254,850	(6,766,330)	(4,887,584)	(53,537)

Net increase (decrease) in net assets resulting from operations	600,582	6,929,749	3,336,564	3,433,607	(2,473,811)	372,388

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	(58,855)	—	—
Net investment income — Class 2	—	—	—	(29,558)	—	—
Net investment income — Class 3	—	—	—	(87,456)	—	—
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	—	—	(175,869)	—	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	14,932,382	44,362,362	728,132	11,323,816	(1,820,644)	(6,114,339)

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,532,964	51,292,111	4,064,696	14,581,554	(4,294,455)	(5,741,951)

NET ASSETS:
Beginning of period	$212,910,861	$161,618,750	$119,445,747	$104,864,193	$40,166,784	$45,908,735

End of period†	$228,443,825	$212,910,861	$123,510,443	$119,445,747	$35,872,329	$40,166,784

† Includes accumulated undistributed net investment income (loss)	$(870,837)	$(173,571)	$240,137	$174,552	$(178,432)	$(44,425)

See Notes to Financial Statements

236

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Small & Mid Cap Value		International Growth and Income		Global Equities
	For the six months ended July 31, 2012 (unaudited)	For the year ended January 31, 2012	For the six months ended July 31, 2012 (unaudited)	For the year ended January 31, 2012	For the six months ended July 31, 2012 (unaudited)	For the year ended January 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,192,093	$957,456	$5,020,291	$6,733,102	$925,508	$1,158,705
Net realized gain (loss) on investments and foreign currencies	21,890,697	54,770,477	(5,911,499)	2,730,085	750,174	4,031,844
Net unrealized gain (loss) on investments and foreign currencies	(32,160,563)	(62,429,423)	1,285,847	(44,950,731)	(28,115)	(12,857,798)

Net increase (decrease) in net assets resulting from operations	(9,077,773)	(6,701,490)	394,639	(35,487,544)	1,647,567	(7,667,249)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	(2,591,238)	—	(671,346)
Net investment income — Class 2	—	(29,796)	—	(329,584)	—	(59,480)
Net investment income — Class 3	—	(659,150)	—	(7,129,903)	—	(261,023)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(688,946)	—	(10,050,725)	—	(991,849)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(14,779,096)	56,855,045	(12,620,080)	(21,097,743)	30,253,401	(9,139,171)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(23,856,869)	49,464,609	(12,225,441)	(66,636,012)	31,900,968	(17,798,269)

NET ASSETS:
Beginning of period	$577,443,848	$527,979,239	$317,879,951	$384,515,963	$101,474,798	$119,273,067

End of period†	$553,586,979	$577,443,848	$305,654,510	$317,879,951	$133,375,766	$101,474,798

† Includes accumulated undistributed net investment income (loss)	$2,173,033	$980,940	$9,050,407	$4,030,116	$1,939,319	$1,013,811

See Notes to Financial Statements

237

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	International Diversified Equities		Emerging Markets		Foreign Value
	For the six months ended July 31, 2012 (unaudited)	For the year ended January 31, 2012	For the six months ended July 31, 2012 (unaudited)	For the year ended January 31, 2012	For the six months ended July 31, 2012 (unaudited)	For the year ended January 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,502,852	$4,796,829	$2,091,354	$1,754,672	$12,154,523	$14,005,607
Net realized gain (loss) on investments and foreign currencies	(6,409,098)	(3,516,639)	(21,665,293)	(9,763,251)	3,709,822	7,524,783
Net unrealized gain (loss) on investments and foreign currencies	(337,393)	(37,395,904)	871,786	(36,349,378)	(41,271,760)	(80,546,696)

Net increase (decrease) in net assets resulting from operations	(3,243,639)	(36,115,714)	(18,702,153)	(44,357,957)	(25,407,415)	(59,016,306)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(1,426,996)	—	(485,935)	—	—
Net investment income — Class 2	—	(488,531)	—	(39,767)	—	(442,414)
Net investment income — Class 3	—	(3,915,681)	—	(712,020)	—	(8,293,425)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(5,831,208)	—	(1,237,722)	—	(8,735,839)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(15,766,348)	(29,760,671)	6,094,132	(813,067)	47,381,772	127,016,520

TOTAL INCREASE (DECREASE) IN NET ASSETS	(19,009,987)	(71,707,593)	(12,608,021)	(46,408,746)	21,974,357	59,264,375

NET ASSETS:
Beginning of period	$265,347,998	$337,055,591	$262,729,695	$309,138,441	$611,183,825	$551,919,450

End of period†	$246,338,011	$265,347,998	$250,121,674	$262,729,695	$633,158,182	$611,183,825

† Includes accumulated undistributed net investment income (loss)	$4,817,918	$1,315,066	$2,902,064	$810,710	$23,206,821	$11,052,298

See Notes to Financial Statements

238

SUNAMERICA SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

Note 1.  Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of thirty-eight separate investment series, thirty-three of which are included in this report. The four Portfolios of the Trust not included in this report are the American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, the “Feeder Funds”). The Feeder Funds operate in the manner of a “Fund of Funds,” investing in shares of an underlying mutual fund and have a December fiscal year end. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Trust are held by separate accounts of SunAmerica Annuity and Life Assurance Company (“SAAL”), an Arizona corporation, American General Life Insurance Company, a Texas corporation, American General Life Insurance Company of Delaware, a Delaware corporation, and The United States Life Insurance Company in The City of New York, a New York corporation. SAAL is a wholly-owned subsidiaries of SunAmerica Life Insurance Company, an Arizona corporation. American General Life Insurance Company of Delaware, American General Life Insurance Company and The United States Life Insurance Company in The City of New York are indirect wholly-owned subsidiaries of American International Group, Inc. (“AIG”), a Delaware corporation. The life insurance companies listed above are collectively referred to as the “Life Companies.”

Effective July 16, 2012, the Dynamic Strategy Portfolio commenced operations.

The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 and 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and 3 shares. Class 2 and 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

The investment goals for each of the Portfolios included in this report are as follows:

The Cash Management Portfolio seeks current income consistent with liquidity and preservation of capital by investing in a diversified selection of money market instruments.

The Corporate Bond Portfolio seeks high total return with only moderate price risk by investing, under normal market conditions, at least 80% of net assets in corporate bonds, which includes any corporate fixed income security. The Portfolio invests primarily in investment grade fixed income securities; and may invest up to 35% in fixed income securities rated below investment grade or “junk bonds.”

The Global Bond Portfolio seeks high total return, emphasizing current income and, to a lesser extent, capital appreciation, by investing, under normal circumstances, at least 80% of net assets in high quality fixed income securities of U.S. and foreign issuers.

The High-Yield Bond Portfolio seeks high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield securities.

The Total Return Bond Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve the investment objective by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of bonds including U.S. and foreign fixed-income investments with varying maturities.

The Balanced Portfolio seeks conservation of principal and capital appreciation by maintaining at all times a balanced portfolio of common stocks and bonds, with at least 25% invested in fixed income securities.

The MFS Total Return Portfolio seeks reasonable current income, long-term capital growth and conservation of capital by investing in a combination of equity and fixed income securities.

The SunAmerica Dynamic Allocation Portfolio seeks capital appreciation and current income, while managing net equity exposure by investing under normal conditions at least 70% to 90% of its assets in certain Trust portfolios, Anchor Series Trust and Seasons Series Trust portfolios (Fund-of-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, exchange traded funds, fixed-income securities and short-term investments (Overlay Component).

239

The SunAmerica Dynamic Strategy Portfolio seeks capital appreciation and current income, while managing net equity exposure by investing under normal conditions at least 70% to 90% of its assets in certain Trust portfolios, Anchor Series Trust and Seasons Series Trust portfolios (Fund-of-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, exchange traded funds, fixed-income securities and short-term investments (Overlay Component).

The Telecom Utility Portfolio seeks total return by investing, under normal circumstances, at least 80% of net assets in the securities of utility companies.

The Equity Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500. Composite Stock Price Index (“S&P 500.”) by investing, under normal circumstances, at least 90% of net assets in common stocks included in the S&P 500.

The Growth-Income Portfolio seeks growth of capital and income by investing primarily in common stocks of corporations (principally large-cap and mid-cap) that demonstrate the potential for appreciation and/or dividends.

The Equity Opportunities Portfolio seeks long-term capital appreciation by investing under normal circumstances, at least 80% of its net assets in equity investments selected by their potential to achieve capital appreciation over the long-term.

The Davis Venture Value Portfolio seeks growth of capital by investing primarily in common stocks of companies with market capitalizations of at least $10 billion, but may also invest in stocks with smaller capitalizations.

The “Dogs” of Wall Street Portfolio seeks total return (including capital appreciation and current income) by investing in 30 high dividend yielding common stocks selected quarterly from the Dow Jones Industrial Average and the broader market.

The Alliance Growth Portfolio seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings.

The Capital Growth Portfolio seeks capital appreciation by investing in equity investments selected for their potential to achieve capital appreciation over the long term.

The MFS Massachusetts Investors Trust Portfolio seeks reasonable growth of income and long-term growth and appreciation by investing primarily, under normal market conditions, at least 65% of its assets in equity securities.

The Fundamental Growth Portfolio seeks capital appreciation by investing primarily in common and preferred stocks of U.S. companies, with a focus on equity securities of large capitalization companies that offer the potential for capital growth.

The Blue Chip Growth Portfolio seeks capital appreciation by investing, under normal circumstances, at least 80% of its net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

The Real Estate Portfolio seeks total return through a combination of growth and income by investing, under normal circumstances, at least 80% of its net assets in securities of companies principally engaged in or related to the real estate industry or that own significant real estate assets or that primarily invest in real estate financial instruments.

The Small Company Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in a diversified portfolio of equity securities of small companies.

The Mid-Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.

The Aggressive Growth Portfolio seeks capital appreciation by investing primarily in common and preferred stocks of U.S. companies.

The Growth Opportunities Portfolio seeks capital appreciation by investing primarily in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

The Marsico Focused Growth Portfolio seeks long-term growth of capital by investing, under normal market conditions, at least 65% of its assets in equity securities of companies selected for their long term growth potential with a general core position of 20 to 30 common stocks.

The Technology Portfolio seeks capital appreciation by investing, under normal circumstances, at least 80% of net assets in equity securities that demonstrate the potential for capital appreciation, issued by companies the subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

The Small & Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances at least 80% of net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.

The International Growth and Income Portfolio seeks growth of capital and, secondarily, current income by investing primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offers a potential for income.

240

The Global Equities Portfolio seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.

The International Diversified Equities Portfolio seeks long-term capital appreciation by investing primarily (in accordance with country and sector weightings determined by its subadviser) in securities of foreign issuers that, in the aggregate, replicate broad country and sector indices. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities, primarily common stock, convertible securities, warrants and rights.

The Emerging Markets Portfolio seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks and other equity securities of companies that its subadviser believes have above-average growth prospects primarily in emerging markets outside the U.S.

The Foreign Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of companies and governments outside the U.S., including emerging markets.

Indemnifications:    The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation:

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.).

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios’ net assets as of July 31, 2012 are reported on a schedule following the Portfolio of Investments.

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Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If such a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolios’ shares, and the Portfolios may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolios determine that closing prices do not reflect the fair value of the securities, the Portfolios will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what is believed to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolios are open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and, when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities and short term debt securities with maturities in excess of 60 days are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2 or Level 3 depending on the observability of inputs. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolios if acquired within 60 days of maturity or, if already held by the Portfolios on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service, and are generally categorized as Level 2 or Level 3 depending on the availability of market activity and/or observable market data.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies generally are categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement prices established by the exchange on which they trade and are generally categorized as Level 1. Options and swap contracts traded on national securities exchanges are valued as of the close of the exchange upon which they trade and are generally categorized as Level 1. Option and swap contracts traded on over-the-counter markets are marked-to-market daily based upon quotations received from an approved outside pricing service or market makers and are generally categorized as Level 2. Forward foreign currency contracts (“Forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the daily valuation process, including determining in good faith the fair value of securities for which market quotations are not readily available. The Board has delegated the daily valuation process to a pricing review committee pursuant to Pricing Review Committee Policies and Procedures (the “PRC Procedures”). Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are valued pursuant to the PRC Procedures and are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

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Derivative Instruments:

The following tables represent the value of derivatives held as of July 31, 2012, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the period ended July 31, 2012:

	Corporate Bond
Derivative Contracts(1)	Asset Derivatives 2012		Liability Derivatives 2012
	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest rate contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$28,125

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(4,737,126)	$(167,277)

(1)	The Portfolio’s derivative contracts held during the period ended July 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest futures contracts was $72,823,828
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(948,722) as reported in the Portfolio of Investments

	Global Bond
Derivative Contracts(1)	Asset Derivatives 2012		Liability Derivatives 2012
	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest rate contracts(2)(3)(6)	Variation margin on futures contracts	$159,593	Variation margin on futures contracts	$—
	Unrealized appreciation on swap contracts	1,025,721	Unrealized depreciation on swap contracts	1,262,769
Credit contracts(4)	Unrealized appreciation on swap contracts	42,683	Unrealized depreciation on swap contracts	76,875
Foreign exchange contracts(5)	Unrealized appreciation on forward foreign currency contracts	1,348,977	Unrealized depreciation on forward foreign currency contracts	1,019,858

		$2,576,974		$2,359,502

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)(3)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$689,103	$1,151,744
Credit contracts(4)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	1,867	(72,978)
Foreign exchange contracts(5)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	963,646	826,376

		$1,654,616	$1,905,142

(1)	The Portfolio’s derivative contracts held during the period ended July 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $109,519,555
(3)	The average notional amount outstanding for interest rate swap contracts was $173,645,067

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(4)	The average notional amount outstanding for credit default swap contracts was $33,916,667
(5)	The average notional amount outstanding for forward foreign currency contracts was $200,744,977
(6)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $853,019 as reported in the Portfolio of Investments

	Total Return Bond
Derivative Contracts(1)	Asset Derivatives 2012		Liability Derivatives 2012
	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest rate contracts(2)(3)(4)(7)(8)(10)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$59,874
	Unrealized appreciation on swap contracts	5,458,210	Unrealized depreciation on swap contracts	—
	Call and put options written, at value	94,209	Call and put options written, at value	—
	Call and put options purchased, at value	77	Call and put options written, at value	—
Credit contracts(5)	Unrealized appreciation on swap contracts	19,135	Unrealized depreciation on swap contracts	58,483
Foreign exchange contracts(6)	Unrealized appreciation on forward foreign currency contracts	932,742	Unrealized depreciation on forward foreign currency contracts	2,879,548

		$6,504,373		$2,997,905

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)(3)(4)(8)(9)(11)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$3,748,754	$1,072,646
Credit contracts(5)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(35,435)	(14,557)
Foreign exchange contracts(6)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(1,373,865)	3,692,504

		$2,339,454	$4,750,593

(1)	The Portfolio’s derivative contracts held during the period ended July 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $48,433,523
(3)	The average notional amount outstanding for interest rate swap contracts was $167,097,857
(4)	The average notional amount outstanding for written options contracts on interest rate swap contracts was $14,466,667
(5)	The average notional amount outstanding for credit default swap contracts was $6,600,000
(6)	The average notional amount outstanding for forward foreign currency contracts was $195,555,972
(7)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(805,170) as reported in the Portfolio of Investments
(8)	The average notional amount outstanding for purchased options contracts on interest rate swap contracts was $8,800,000
(9)	The realized gain (loss) for purchased option contracts is included in Net realized gain (loss) on investments (unaffiliated)
(10)	Purchased options contracts are included in Investments at value (unaffiliated)
(11)	The change in unrealized appreciation (depreciation) on purchased options contracts is included in change in unrealized appreciation (depreciation) on investments (unaffiliated).

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	Balanced
Derivative Contracts(1)	Asset Derivatives 2012		Liability Derivatives 2012
	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(4)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$10,915
Interest rate contracts(3)(4)	Variation margin on futures contracts	469	Variation margin on futures contracts	—

		$469		$10,915

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(43,683)	$52,633
Interest rate contracts(3)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(35,801)	51,388

		$(79,484)	$104,021

(1)	The Portfolio’s derivative contracts held during the period ended July 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures was $1,434,743
(3)	The average value outstanding for interest rate futures was $11,289,641
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $91,090 as reported in the Portfolio of Investments.

	SunAmerica Dynamic Allocation
Derivative Contracts(1)	Asset Derivatives 2012		Liability Derivatives 2012
	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$111,805	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(5,817,853)	$(640,030)

(1)	The Portfolio’s derivative contracts held during the period ended July 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $29,015,323
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(644,575) as reported in the Portfolio of Investments

	SunAmerica Dynamic Strategy
Derivative Contracts(1)	Asset Derivatives 2012		Liability Derivatives 2012
	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$2,065	Variation margin on futures contracts	$—

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Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(8,697)	$(10,768)

(1)	The Portfolio’s derivative contracts held during the period ended July 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $481,110
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(10,768) as reported in the Portfolio of Investments

	Telecom Utility
Derivative Contracts(1)	Asset Derivatives 2012		Liability Derivatives 2012
	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$41,764	Unrealized depreciation on forward foreign currency contracts	$38,027

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$339,447	$11,582

(1)	The Portfolio’s derivative contracts held during the period ended July 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional par amount outstanding for forward foreign currency contracts was $8,863,380

	Equity Index
Derivative Contracts(1)	Asset Derivatives 2012		Liability Derivatives 2012
	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$19,556

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(73,501)	$46,658

(1)	The Portfolio’s derivative contracts held during the period ended July 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $2,659,280
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $59,137 as reported in the Portfolio of Investments

	International Growth and Income
Derivative Contracts(1)	Asset Derivatives 2012		Liability Derivatives 2012
	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$1,568,727	Unrealized depreciation on forward foreign currency contracts	$1,320,996

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Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$(964,986)	$(76,692)

(1)	The Portfolio’s derivative contracts held during the period ended July 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $203,975,595

	International Diversified Equities
Derivative Contracts(1)	Asset Derivatives 2012		Liability Derivatives 2012
	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(4)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$37,198
Foreign exchange contracts(3)	Unrealized appreciation on forward foreign currency contracts	202,572	Unrealized depreciation on forward foreign currency contracts	112,404

		$202,572		$149,602

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$1,834,392	$535,754
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(438,877)	(360,414)

		$1,395,515	$175,340

(1)	The Portfolio’s derivative contracts held during the period ended July 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $26,740,351
(3)	The average notional amount outstanding for forward foreign currency contracts was $36,054,332
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $914,588 as reported in the Portfolio of Investments

Forward Foreign Currency Contracts:    Certain Portfolios may enter into Forward Contracts for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance return. During the period ended July 31, 2012, the Global Bond, Total Return Bond, Telecom Utility, International Growth and Income, and International Diversified Equities Portfolios used forward currency contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. In addition, the Total Return Bond Portfolio also used forward currency contracts to enhance return. Forward contracts are reported on a schedule following the Portfolio of Investments. As of July 31, 2012, the following Portfolios had open forward contracts: Global Bond Portfolio, Total Return Bond Portfolio, Telecom Utility Portfolio, International Growth and Income Portfolio and International Diversified Equities Portfolio.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the

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counterparty defaults, the Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures:    Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the period ended July 31, 2012, the Corporate Bond Portfolio used futures contracts to manage duration and yield curve positioning. The Global Bond Portfolio used futures contracts to increase or decrease exposure to equity and bond markets. The Total Return Bond Portfolio used futures contracts to increase or decrease exposure to bond markets, to manage duration and yield curve positioning, and hedge against changes in interest rates. The SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio, Equity Index and International Diversified Equities Portfolios used futures contracts to increase or decrease exposure to equity markets. The Balanced Portfolio used futures contracts to increase or decrease exposure to equity and bond markets and to hedge against changes in interest rates, and prices of bonds. Futures contracts are reported on a schedule following the Portfolio of Investments. As of July 31, 2012, the following Portfolios had open futures contracts: Corporate Bond Portfolio, Global Bond Portfolio, Total Return Bond Portfolio, Balanced Portfolio, SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio, Equity Index Portfolio and International Diversified Equities Portfolio.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments, known as “Variation Margin” are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as Variation Margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty credit risk to the Portfolios since the futures contracts are generally exchange-traded.

Options:    Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. During the period ended July 31, 2012, the Total Return Bond Portfolio used option contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income. Option contracts are reported on a schedule following the Portfolio of Investments. As of July 31, 2012, the Total Return Bond Portfolio had open option contracts.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium

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received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. Transactions in options written during the period ended July 31, 2012 are summarized as follows:

For the period ended July 31, 2012 the following Portfolio had options written:

	Written Options
	Total Return Bond Portfolio
	Notional Amounts	Premiums Received
Options outstanding as of January 31, 2012	$18,200,000	$109,213
Options written	6,800,000	104,380
Options terminated in closing purchase transactions	(9,400,000)	(59,006)
Options exercised	—	—
Options expired (written)	—	—

Options outstanding as of July 31, 2012	$15,600,000	$154,587

Swap Contracts:    Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Generally, a swap contract is a privately negotiated agreement between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Any change in market value is recorded as an unrealized gain or loss. In connection with these contracts, securities or cash may be identified as collateral in accordance with the terms of the respective swap contract to provide assets of value and recourse in the event of default or bankruptcy/insolvency. The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

Credit Default Swap Agreements:    Certain Portfolios may enter into credit default swap agreements (“credit default swaps”) for various purposes, including managing credit risk (i.e., hedging), enhancing returns, a substitute for physical securities or speculation. During the period ended July 31, 2012, the Global Bond and Total Return Bond Portfolios used credit default swaps to manage credit risk (i.e., hedging). In addition, the Total Return Bond Portfolio also used credit default swaps as a substitute for physical securities. Credit default swaps are reported on a schedule following the Portfolio of Investments. As of July 31, 2012, the Global Bond Portfolio and Total Return Bond Portfolio had open credit default swaps.

Credit default swaps are bilateral contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its Portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium, the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. The Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a

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net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging country are bilateral contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a Portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding as of July 31, 2012 for which a Portfolio is the seller of protection, if any, are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Equity Swap Agreements:    Certain Portfolios may enter into equity swap agreements (“equity swaps”) for various purposes, including to hedge exposure to market risk, to gain exposure to a security or market index or to enhance total return. Equity swaps are reported on a schedule following the Portfolio of Investments. As of July 31, 2012, none of the Portfolios had open equity swaps.

Equity swaps, a type of total return swap, are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

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The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Interest Rate Swap Agreements:    Certain Portfolios may enter into interest rate swap agreements (“interest rate swaps”) for various purposes, including managing exposure to fluctuations in interest rates, a substitute for physical securities or for speculation. During the period ended July 31, 2012, the Global Bond and Total Return Bond Portfolios used Interest Rate Swap agreements to manage exposure to fluctuations in interest rates. In addition, the Total Return Bond Portfolio also used interest rate swaps as a substitute for physical securities. Interest rate swaps are reported on a schedule following the Portfolio of Investments. As of July 31, 2012, the Global Bond Portfolio and Total Return Bond Portfolio had open interest rate swaps. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, the Portfolios expect to achieve an acceptable degree of correlation between their respective Portfolio investments and their interest rate positions. Portfolios will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Portfolio securities transactions.

At July 31, 2012, the due to/from broker amounts as disclosed in the Statement of Assets and Liabilities for the Global Bond Portfolio and Total Return Portfolio include amounts set aside as collateral for open swap contracts.

Risks of Entering into Swap Agreements:    Risks to the Portfolios of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk or documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

Master Agreements:    Certain Portfolios that hold derivative instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative instruments entered into from time to time. The Master Agreement may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. The Master Agreements may contain certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. The Master Agreements also typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all derivative instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the

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amount of assets that are already posted as collateral. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Portfolio’s financial statements.

Structured Securities:    Certain of the Portfolios may invest in structured securities for various purposes, including managing exposure to fluctuations in currency exchange rates, interest rates, commodity prices, indices or other financial indicators or for speculation. As of July 31, 2012, none of the Portfolios had open structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference.

The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Portfolio’s entire investment in the structured security. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference (i.e. leveraged structured securities). Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments (i.e. investment grade corporate bonds). The risks of investing in a particular structured security will depend on the terms of the investment; however, structured securities generally will expose the Portfolio to credit risk, illiquidity risk and market risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contract. Structured securities are typically sold in private placement transactions with no active trading market. Market risk is the risk that there will be an unfavorable change in the Reference. Investments in structured securities may be more volatile than their underlying instruments; however, generally any loss is limited to the amount of the original investment.

Repurchase Agreements:    The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations.

In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trusts’ custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolios may be delayed or limited.

As of July 31, 2012, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Portfolio	Percentage Interest	Principal Amount
High Yield Bond	2.78%	$9,796,000
Equity Index	1.44	5,071,000
“Dogs” of Wall Street	0.42	1,483,000
Blue Chip Growth	1.33	4,671,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated July 31, 2012, bearing interest at a rate of 0.01% per annum, with a principal amount of $351,806,000, a repurchase price of $351,806,098 and a maturity date of August 1, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.50%	2/15/2039	$125,000,000	$152,436,875
U.S. Treasury Bonds	4.25	11/15/2040	50,000,000	68,468,050
U.S. Treasury Bonds	4.38	5/15/2041	4,600,000	6,430,358
U.S. Treasury Bonds	5.38	2/15/2031	86,630,000	131,512,830

Stripped Mortgage-Backed Securities:    Stripped Mortgage-Backed Securities (“SMBS”) are derivative multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class).

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The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio’s yield

Mortgage-Backed Dollar Rolls:    During the period ended July 31, 2012, the Global Bond, Total Return Bond and the Balanced Portfolios entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Trust’s policy is to record components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Global Bond, Total Return Bond and the Balanced Portfolios had TBA Rolls outstanding at year end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities.

Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed the transaction costs. For the period ended July 31, 2012, the Global Bond, Total Return Bond and the Balanced Portfolios had realized gains (losses) from mortgage-backed dollar rolls of $470,455, $2,796,566 and $196,073 respectively.

At July 31, 2012, a portion of the due to broker amount as disclosed in the Statement of Assets and Liabilities for the Total Return Bond Portfolio includes amounts set aside as collateral for open TBA mortgage-backed securities.

When-Issued Securities and Forward Commitments:    The Portfolios may purchase or sell when-issued securities, including TBA (“To Be Announced”) securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when- issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.

Short Sales:    Certain Portfolios may engage in “short sales against the box.” A short sale is against the box to the extent that the Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, certain Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

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Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For SunAmerica Dynamic Allocation Portfolio and SunAmerica Dynamic Strategy Portfolio, distributions from income from the underlying Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the underlying Portfolios, if any, are recorded to realized gains on the ex-dividend date.

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries tax regulations require that taxes be paid on capital gains realized by the Portfolios.

For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Distributions received from REIT investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. For the SunAmerica Dynamic Allocation Portfolio and the SunAmerica Dynamic Strategy Portfolio, the expenses included in the accompanying financial statements reflect the expenses of the SunAmerica Dynamic Allocation Portfolio and the SunAmerica Dynamic Strategy Portfolio and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolios.

Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations. Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

The Trust intends for each portfolio to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any capital gains on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2008.

Organization and Offering Costs:    Organizational costs incurred in connection with the commencement of SunAmerica Dynamic Allocation Portfolio and SunAmerica Dynamic Strategy Portfolio are expensed, while offering costs are reflected as “Deferred offering costs” in the Statement of Assets and Liabilities of the Portfolios, and amortized over a 12-month period.

254

Note 3.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, straddles, late year ordinary losses, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, investments in partnerships, treatment of defaulted securities and derivative transactions.

	For the year ended January 31, 2012
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Cash Management	$—	$(9,570,635)	$(65,891)	$—	$—
Corporate Bond	59,868,479	9,909,511	73,290,191	62,816,857	4,820,684
Global Bond	28,586,596	2,339,775	7,107,695	8,815,855	2,050,019
High-Yield Bond	20,086,830	(40,468,594)	(11,760,628)	22,173,115	—
Total Return Bond	37,800,981	3,342,688	24,994,761	15,587,193	3,667,554
Balanced	2,143,288	(26,408,008)	5,855,032	2,330,101	—
MFS Total Return	$16,471,587	$(136,808,562)	$71,927,986	$17,288,267	$—
SunAmerica Dynamic Allocation	—	—	82,441	—	—
Telecom Utility	1,612,161	(15,431,389)	4,028,571	957,332	—
Equity Index	260,301	(3,511,413)	796,253	256,032	—
Growth-Income	5,547,110	2,866,602	22,701,387	2,121,619	—
Equity Opportunities	527,821	(41,455,090)	13,828,545	414,381	—
Davis Venture Value	7,909,165	69,189,913	315,141,189	15,406,038	—
“Dogs” of Wall Street	1,775,726	(14,035,488)	7,876,353	1,380,991	—
Alliance Growth	1,299,746	(103,246,772)	40,878,029	1,521,377	—
Capital Growth	116,089	(19,766,244)	12,453,680	—	—
MFS Massachusetts Investor Trust	2,621,492	(11,560,321)	42,833,098	1,657,159	—
Fundamental Growth	—	(56,697,671)	20,015,829	—	—
Blue Chip Growth	—	(2,985,306)	5,655,362	30,552	—
Real Estate	3,277,618	(30,553,274)	41,811,704	2,461,677	—
Small Company Value	678,143	(1,669,604)	33,959,121	510,531	—
Mid-Cap Growth	—	(29,143,188)	22,140,384	—	—
Aggressive Growth	—	(76,100,300)	5,027,901	—	—
Growth Opportunities	—	7,754,001	18,266,920	—	—
Marsico Focused Growth	174,551	3,985,962	15,344,996	175,869	—
Technology	—	(17,288,732)	4,186,680	—	—
Small & Mid Cap Value	2,124,767	41,788,547	30,287,233	688,946	—
International Growth and Income	6,833,480	(167,080,799)	5,032,747	10,050,725	—
Global Equities	1,084,909	(47,544,808)	9,623,779	991,849	—
International Diversified Equities	1,981,009	(34,756,062)	(2,302,521)	5,831,208	—
Emerging Markets	1,064,709	(18,761,959)	(9,548,259)	1,237,722	—
Foreign Value	12,456,580	(26,664,358)	(19,172,148)	8,735,839	—

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

255

As of January 31, 2012, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward#							Unlimited#
Portfolio	2013	2014	2015	2016	2017	2018	2019	ST	LT
Cash Management	$12,138	$46,929	$21,843	$555,721	$5,000,741	$59,684	$—	$—	$3,873,579
Corporate Bond	—	—	—	—	—	—	—	—	—
Global Bond	—	—	—	—	—	—	—	—	—
High-Yield Bond	—	—	—	—	4,209,934	36,258,660	—	—	—
Total Return Bond	—	—	—	—	—	—	—	—	—
Balanced	—	—	—	—	8,746,266	17,661,742	—	—	—
MFS Total Return	—	—	—	—	23,507,671	113,300,891	—	—	—
SunAmerica Dynamic Allocation	—	—	—	—	—	—	—	—	—
Telecom Utility	—	—	—	—	3,998,294	10,899,494	533,601	—	—
Equity Index	362,808	363,357	123,493	—	1,044,972	1,267,999	348,784	—	—
Growth-Income	—	—	—	—	—	—	—	—	—
Equity Opportunities	—	—	—	—	9,417,352	32,037,738	—	—	—
Davis Venture Value	—	—	—	—	—	—	—	—	—
“Dogs” of Wall Street	—	—	—	—	—	14,035,488	—	—	—
Alliance Growth	—	—	—	—	61,940,460	41,306,312	—	—	—
Capital Growth	—	—	—	—	6,263,857	13,502,387	—	—	—
MFS Massachusetts Investor Trust	—	—	—	—	—	11,560,321	—	—	—
Fundamental Growth	—	—	—	—	12,922,050	43,775,621	—	—	—
Blue Chip Growth	—	—	—	—	—	2,985,306	—	—	—
Real Estate	—	—	—	—	—	30,553,274	—	—	—
Small Company Value	—	—	—	—	—	1,669,604	—	—	—
Mid-Cap Growth	—	—	—	—	—	29,143,188	—	—	—
Aggressive Growth	—	—	—	—	75,550,124	550,176	—	—	—
Growth Opportunities	—	—	—	—	—	—	—	—	—
Marsico Focused Growth	—	—	—	—	—	—	—	—	—
Technology	—	783,874	—	—	11,370,860	5,133,998	—	—	—
Small & Mid Cap Value	—	—	—	—	—	—	—	—	—
International Growth and Income	—	—	—	—	36,174,450	130,906,349	—	—	—
Global Equities	—	—	—	—	1,538,065	46,006,743	—	—	—
International Diversified Equities	—	—	—	—	1,606,529	33,149,533	—	—	—
Emerging Markets	—	—	—	—	11,183,037	7,578,922	—	—	—
Foreign Value	—	—	—	—	—	26,664,358	—	—	—

#	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

256

Under the current law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended January 31, 2012, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Cash Management	$96,215	$—	$—
Corporate Bond	—	—	—
Global Bond	—	—	—
High-Yield Bond	—	1,473,857	318,934
Total Return Bond	—	—	—
Balanced	—	—	—
MFS Total Return	—	—	—
SunAmerica Dynamic Allocation	—	1,848	2,772
Telecom Utility	—	145,955	—
Equity Index	—	—	50,769
Growth-Income	—	—	—
Equity Opportunities	—	288,055	—
Davis Venture Value	—	—	—
“Dogs” of Wall Street	—	—	—
Alliance Growth	—	501,776	—
Capital Growth	—	392,402	—
MFS Massachusetts Investor Trust	—	1,420,068	—
Fundamental Growth	72,876	1,298,865	—
Blue Chip Growth	21,773	—	—
Real Estate	—	—	—
Small Company Value	—	—	—
Mid-Cap Growth	117,040	1,994,176	—
Aggressive Growth	43,278	—	—
Growth Opportunities	170,541	—	—
Marsico Focused Growth	—	—	—
Technology	44,423	—	—
Small & Mid Cap Value	—	—	—
International Growth and Income	—	5,967,561	1,352,820
Global Equities	—	2,478,398	—
International Diversified Equities	—	480,105	2,555,636
Emerging Markets	—	8,339,429	6,771,981
Foreign Value	—	592	1,135,161

257

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Cash Management	$15,158	$(93,500)	$(78,342)	$307,735,988
Corporate Bond	102,230,719	(11,315,622)	90,915,097	1,015,565,845
Global Bond	17,053,549	(9,044,855)	8,008,694	342,239,979
High-Yield Bond	11,855,581	(17,330,019)	(5,474,438)	320,608,334
Total Return Bond	50,675,659	(12,500,551)	38,175,108	1,207,744,495
Balanced	14,270,604	(6,936,594)	7,334,010	167,439,237
MFS Total Return	100,164,694	(23,714,522)	76,450,172	558,169,840
SunAmerica Dynamic Allocation	15,196,179	(3,391,936)	11,804,243	960,415,473
SunAmerica Dynamic Strategy	169,019	—	169,019	16,690,604
Telecom Utility	7,509,506	(3,852,223)	3,657,283	44,487,749
Equity Index	6,949,339	(4,101,558)	2,847,781	93,003,298
Growth-Income	36,898,975	(3,552,811)	33,346,164	278,916,859
Equity Opportunities	15,247,616	(2,707,329)	12,540,287	71,529,876
Davis Venture Value	345,128,887	(65,751,808)	279,377,079	906,835,061
“Dogs” of Wall Street	9,524,675	(1,380,885)	8,143,790	78,855,642
Alliance Growth	44,057,831	(19,205,201)	24,852,630	333,669,636
Capital Growth	14,818,784	(1,688,886)	13,129,898	46,177,570
MFS Massachusetts Investors Trust	63,390,528	(10,761,881)	52,628,647	354,632,079
Fundamental Growth	19,346,275	(2,446,109)	16,900,166	141,263,194
Blue Chip Growth	4,314,343	(2,088,228)	2,226,115	82,160,003
Real Estate	58,763,573	(1,126,152)	57,637,421	293,215,461
Small Company Value	36,687,465	(21,149,651)	15,537,814	227,301,363
Mid-Cap Growth	23,162,318	(10,743,617)	12,418,701	176,142,665
Aggressive Growth	9,146,764	(3,737,106)	5,409,658	70,907,231
Growth Opportunities	21,523,744	(10,715,655)	10,808,089	217,954,817
Marsico Focused Growth	17,424,916	(1,825,062)	15,599,854	107,397,709
Technology	2,809,305	(3,497,126)	(687,821)	34,505,377
Small & Mid Cap Value	44,513,461	(46,386,791)	(1,873,330)	553,256,206
International Growth and Income	33,520,539	(27,094,842)	6,425,697	296,764,576
Global Equities	12,785,345	(3,185,546)	9,599,799	123,362,116
International Diversified Equities	25,022,481	(27,870,779)	(2,848,298)	246,830,606
Emerging Markets	16,191,136	(24,616,294)	(8,425,158)	262,652,426
Foreign Value	56,624,066	(117,034,974)	(60,410,908)	692,554,840

Note 4.  Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

SunAmerica Asset Management Corp. (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of AIG, serves as investment adviser for all the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement, as amended, (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or subadviser. The Agreement provides that SAAMCo shall administer the Trust’s business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There is no subadviser for the Equity Index, “Dogs” of Wall Street and Blue Chip Growth Portfolios, therefore, SAAMCo performs all investment advisory services for these Portfolios. The term “Assets”, as used in the following table, means the average daily net assets of the Portfolios.

258

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Assets		Management Fees
Cash Management(1)		$0-$100 million	0.475%
	>	$100 million	0.450%
	>	$500 million	0.425%
	>	$1 billion	0.400%
Corporate Bond		$0-$50 million	0.700%
	>	$50 million	0.600%
	>	$150 million	0.550%
	>	$250 million	0.500%
Global Bond		$0-$50 million	0.750%
	>	$50 million	0.650%
	>	$150 million	0.600%
	>	$250 million	0.550%
High-Yield Bond		$0-$50 million	0.700%
	>	$50 million	0.650%
	>	$150 million	0.600%
	>	$250 million	0.550%
Total Return Bond	>	$0	0.600%
Balanced		$0-$50 million	0.700%
	>	$50 million	0.650%
	>	$150 million	0.600%
	>	$300 million	0.550%
	>	$500 million	0.500%
MFS Total Return		$0-$50 million	0.700%
	>	$50 million	0.650%
	>	$500 million	0.625%
	>	$750 million	0.595%
	>	$1 billion	0.575%
SunAmerica Dynamic Allocation		$0-$1.5 billion	0.250%
	>	$1.5 billion	0.220%
	>	$3 billion	0.200%
SunAmerica Dynamic		0-$1.5 billion	0.250%
Strategy	>	$1.5 billion	0.220%
	>	$3 billion	0.200%
Telecom Utility		$0-$150 million	0.750%
	>	$150 million	0.600%
	>	$500 million	0.500%
Equity Index(2)	>	$0	0.400%
Growth-Income		$0-$50 million	0.700%
	>	$50 million	0.650%
	>	$150 million	0.600%
	>	$300 million	0.550%
	>	$500 million	0.500%
Equity Opportunities		$0-$50 million	0.800%
	>	$50 million	0.750%
	>	$250 million	0.700%
Davis Venture Value		$0-$100 million	0.800%
	>	$100 million	0.750%
	>	$500 million	0.700%
“Dogs” of Wall Street	>	$0	0.600%
Alliance Growth		$0-$50 million	0.700%
	>	$50 million	0.650%
	>	$150 million	0.600%

Portfolio	Assets		Management Fees
Capital Growth(2)		$0-$50 million	0.900%
	>	$50 million	0.850%
	>	$200 million	0.800%
MFS Massachusetts		$0-$600 million	0.700%
Investors Trust	>	$600 million	0.650%
	>	$1.5 billion	0.600%
Fundamental Growth		$0-$150 million	0.850%
	>	$150 million	0.800%
	>	$300 million	0.700%
Blue Chip Growth		$0-$250 million	0.700%
	>	$250 million	0.650%
	>	$500 million	0.600%
Real Estate		$0-$100 million	0.800%
	>	$100 million	0.750%
	>	$500 million	0.700%
Small Company Value		$0-$200 million	1.000%
	>	$200 million	0.920%
	>	$500 million	0.900%
Mid-Cap Growth		$0-$100 million	0.800%
	>	$100 million	0.750%
Aggressive Growth		$0-$100 million	0.750%
	>	$100 million	0.675%
	>	$250 million	0.625%
	>	$500 million	0.600%
Growth Opportunities		$0-$250 million	0.750%
	>	$250 million	0.700%
	>	$500 million	0.650%
Marsico Focused Growth	>	$0	0.850%
Technology(3)		$0-$250 million	1.000%
	>	$250 million	0.950%
	>	$500 million	0.900%
Small & Mid Cap Value		$0-$250 million	0.950%
	>	$250 million	0.900%
International Growth and		$0-$150 million	1.000%
Income(2)	>	$150 million	0.900%
	>	$300 million	0.800%
Global Equities		$0-$50 million	0.900%
	>	$50 million	0.800%
	>	$150 million	0.700%
	>	$300 million	0.650%
International Diversified		$0-$250 million	0.850%
Equities	>	$250 million	0.800%
	>	$500 million	0.750%
Emerging Markets		$0-$100 million	1.150%
	>	$100 million	1.100%
	>	$200 million	1.050%
Foreign Value		$0-$50 million	1.025%
	>	$50 million	0.865%
	>	$200 million	0.775%
	>	$500 million	0.750%

(1)	The Adviser shall be paid a composite fee based on the aggregate assets it manages for both SunAmerica Series Trust and Seasons Series Trust Cash Management Portfolios.
(2)	The Adviser voluntarily agreed, until further notice, to waive 0.05% of the investment advisory fees for the Equity Index, Capital Growth, and International Growth and Income Portfolios.
(3)	The Adviser voluntarily agreed, until further notice, to waive 0.10% of the investment advisory fees for the Technology Portfolio.

259

For the year ended July 31, 2012, the amount of the investment advisory fees waived were $12,707, $15,486, $20,199 and $76,948 for the Equity Index Portfolio, Capital Growth Portfolio, Technology Portfolio and International Growth and Income Portfolio, respectively. These amounts are reflected in the Statement of Operations.

The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible.

Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust’s Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers’ fees.

Subadviser	Portfolio
AllianceBernstein L.P.	Alliance Growth Small & Mid Cap Value SunAmerica Dynamic Allocation (Subadviser for a portion of the Portfolio) SunAmerica Dynamic Strategy (Subadviser for a portion of the Portfolio)

BofA Advisors, LLC	Cash Management

Columbia Management Investment Advisers, LLC	Technology

Davis Selected Advisers L.P. (dba — Davis Advisors)	Davis Venture Value Real Estate

Federated Investment Management Company	Corporate Bond

Franklin Advisory Services, LLC	Small Company Value

Goldman Sachs Asset Management International	Global Bond

Invesco Advisers, Inc.	Growth Opportunities

J.P. Morgan Investment Management, Inc.	Balanced Growth-Income Mid-Cap Growth Global Equities

Marsico Capital Management, LLC	Marsico Focused Growth

Massachusetts Financial Services Company	MFS Total Return MFS Massachusetts Investors Trust Telecom Utility

Morgan Stanley Investment Management, Inc.	International Diversified Equities

OppenheimerFunds, Inc.	Equity Opportunities Capital Growth

Pacific Investment Management Company, LLC (PIMCO)	Total Return Bond

PineBridge Investments, LLC	High-Yield Bond

Putnam Investment Management, LLC	International Growth and Income Emerging Markets

Templeton Investment Counsel, LLC	Foreign Value

Wells Capital Management, Inc.	Fundamental Growth Aggressive Growth

260

The portion of the investment advisory fees received by SAAMCo which are paid by SAAMCo to the subadvisers are as follows:

Portfolio	Assets		Subadvisory Fees
Cash Management(1)		$0-$100 million	0.125%
	>	$100 million	0.100%
	>	$500 million	0.075%
	>	$1 billion	0.050%
Corporate Bond		$0-$25 million	0.300%
	>	$25 million	0.250%
	>	$50 million	0.200%
	>	$150 million	0.150%
Global Bond		$0-$50 million	0.400%
	>	$50 million	0.300%
	>	$150 million	0.250%
	>	$250 million	0.200%
High-Yield Bond		$0-$50 million	0.400%
	>	$50 million	0.300%
	>	$250 million	0.250%
Total Return Bond	>	$0	0.250%
Balanced		$0-$50 million	0.400%
	>	$50 million	0.300%
	>	$150 million	0.250%
MFS Total Return		$0-$500 million	0.375%
	>	$500 million	0.350%
	>	$750 million	0.320%
	>	$1 billion	0.300%
SunAmerica Dynamic(3) Allocation		$0-$500 million	0.180%
	>	$500 million	0.150%
	>	$1.5 billion	0.130%
Sun America Dynamic(3)
Strategy		$0-$500 million	0.180%
	>	$500 million	0.150%
	>	$1.5 billion	0.130%
Telecom Utility		$0-$250 million	0.375%
	>	$250 million	0.325%
	>	$750 million	0.300%
	>	$1.5 billion	0.250%
Growth-Income		$0-$50 million	0.350%
	>	$50 million	0.300%
	>	$150 million	0.250%
	>	$300 million	0.200%
	>	$500 million	0.150%
Equity Opportunities		$0-$50 million	0.400%
	>	$50 million	0.350%
	>	$250 million	0.300%
Davis Venture Value		$0-$100 million	0.450%
	>	$100 million	0.400%
	>	$500 million	0.350%
Alliance Growth		$0-$50 million	0.350%
	>	$50 million	0.300%
	>	$150 million	0.250%

Portfolio	Assets		Subadvisory Fees
Capital Growth		$0-$50 million	0.450%
	>	$50 million	0.400%
	>	$250 million	0.375%
	>	$500 million	0.350%
MFS Massachusetts		$0-$300 million	0.400%
Investors Trust	>	$300 million	0.375%
	>	$600 million	0.350%
	>	$900 million	0.325%
	>	$1.5 billion	0.250%
Fundamental Growth		$0-$150 million	0.450%
	>	$150 million	0.425%
	>	$300 million	0.350%
Real Estate		$0-$100 million	0.450%
	>	$100 million	0.400%
	>	$500 million	0.350%
Small Company Value		$0-$200 million	0.600%
	>	$200 million	0.520%
	>	$500 million	0.500%
Mid-Cap Growth		$0-$100 million	0.420%
	>	$100 million	0.400%
Aggressive Growth		$0-$100 million	0.450%
	>	$100 million	0.400%
	>	$200 million	0.350%
Growth Opportunities	>	$0	0.500%
Marsico Focused Growth	>	$0	0.450%
Technology		$0-$150 million	0.500%
	>	$150 million	0.450%
	>	$250 million	0.425%
Small & Mid Cap Value		$0-$250 million	0.500%
	>	$250 million	0.450%
International Growth and Income(2)		$0-$150 million	0.650%
	>	$150 million	0.550%
	>	$300 million	0.450%
Global Equities		$0-$50 million	0.450%
	>	$50 million	0.400%
	>	$150 million	0.350%
	>	$500 million	0.300%
International Diversified		$0-$250 million	0.450%
Equities	>	$250 million	0.400%
	>	$500 million	0.350%
Emerging Markets		$0-$100 million	0.850%
	>	$100 million	0.800%
	>	$200 million	0.750%
Foreign Value		$0-$50 million	0.625%
	>	$50 million	0.465%
	>	$200 million	0.375%
	>	$500 million	0.350%

(1)	For purposes of determining whether the Portfolio’s assets meet the breakpoints set forth herein, the assets managed by the Subadviser for the Portfolio and the assets of the Seasons Series Trust Cash Management Portfolio shall be aggregated.
(2)	The subadviser agreed, until further notice to waive 0.05% of the Subadvisory fees for International Growth and Income Portfolios.
(3)	For purposes of determining whether the Portfolio’s assets meet the breakpoints set forth herein, the assets managed by the Subadviser for the SunAmerica Dynamic Allocation and SunAmerica Dynamic Strategy Portfolios shall be aggregated.

261

The Adviser has contractually agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of the SunAmerica Dynamic Allocation and SunAmerica Dynamic Strategy Portfolios’ average net assets through April 30, 2013 and January 31, 2014, respectively. Annual Portfolio operating expenses shall not include extraordinary expenses as determined under generally accepted accounting principles, or acquired fund fees and expenses.

Portfolio	Class 3
SunAmerica Dynamic Allocation	0.55%
SunAmerica Dynamic Strategy	0.55

Further, for certain Portfolios, the Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios’ average net assets. Annual Portfolio operating expenses shall not include extraordinary expenses as determined under generally accepted accounting principles, or acquired fund fees and expenses.

Portfolio	Class 1	Class 2	Class 3
Equity Index	0.55%	—%	—%
Blue Chip Growth	0.85	1.00	1.10

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such voluntary waivers and/or reimbursements at any time. Contractual and voluntary waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the foregoing expense limitations.

For the period ended July 31, 2012, SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount
SunAmerica Dynamic Allocation	$35,231
SunAmerica Dynamic Strategy	10,066
Equity Index	50,617
Blue Chip Growth	5,584

For the period ended July 31, 2012, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

Portfolio	Amount Recouped	Balance Subject to Recoupment
SunAmerica Dynamic Allocation	$3,140	$66,044
SunAmerica Dynamic Strategy	—	10,066
Equity Index	—	154,847
Blue Chip Growth	5,259	62,396

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares.

On March 27, 2012 and March 28, 2012, 20 S&P 500 Index future contracts and 9 S&P 500 Index futures contracts, respectively, were purchased. The purchase on March 27, 2012 resulted in the Equity Index Portfolio’s total positions in futures contracts to exceed 10% of assets. The Portfolio was subject to a limitation which prohibits the Portfolio from investing more than 10% of its assets in futures contracts. On March 29, 2012, the Fund sold 24 S&P 500 Index futures contracts reducing the Portfolio’s positions in futures contracts to less than 10% of assets. The Commissions incurred of $61 are reimbursed by the Adviser.

As of the date of this report, the United States Department of the Treasury (“Department of the Treasury”) owned less than 25% of outstanding shares of common stock of American International Group, Inc. (“AIG”), the ultimate parent of SAAMCo. AIG has stated that it understands that, subject to market conditions, the Department of the Treasury intends to dispose of its ownership interest in AIG over time, and that AIG has granted certain registration rights to the Department of the Treasury to facilitate such sales.

262

Note 5.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Portfolios set forth below have been reduced. For the period ended July 31, 2012, the amount of expense reductions received by each Portfolio used to offset the Portfolio’s non-affiliated expenses were as follows:

Portfolio	Total Expense Reductions
Balanced	$2,807
MFS Total Return	2,374
Telecom Utility	644
Growth-Income	4,852
Davis Venture Value	11,214
Alliance Growth	22,921
MFS Massachusetts Investors Trust	4,756
Fundamental Growth	5,806
Blue Chip Growth	2,119
Mid-Cap Growth	7.440
Aggressive Growth	3,302
Growth Opportunities	15,754
Marsico Focused Growth	29
Technology	5,730
Small & Mid Cap Value	28,913
International Growth and Income	2,907
Global Equities	581
Emerging Markets	46,296
Foreign Value	1,250

Note 6.   Purchases and Sales of Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended July 31, 2012 were as follows:

	Purchases of Portfolio Securities (Excluding U.S. Government Securities)	Sales of Portfolio Securities (Excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Cash Management	$—	$—	$—	$—
Corporate Bond	157,754,379	112,211,180	—	—
Global Bond	238,017,380	214,371,424	184,035,404	178,624,845
High-Yield Bond	180,993,353	152,243,743	—	—
Total Return Bond	85,762,048	70,165,674	493,696,516	527,066,581
Balanced	53,096,281	45,181,278	37,290,916	25,849,692
MFS Total Return	41,510,905	77,626,597	28,664,713	31,025,225
SunAmerica Dynamic Allocation	790,658,529	31,088,295	113,154,548	5,215,579
SunAmerica Dynamic Strategy	13,421,585	—	1,935,710	—
Telecom Utility	11,819,998	10,408,050	—	—
Equity Index	101,289,825	30,332,833	—	—
Growth-Income	95,415,836	57,909,069	—	—
Equity Opportunities	25,420,353	31,664,180	—	—
Davis Venture Value	122,475,029	201,639,206	—	—
"Dogs" of Wall Street	36,304,121	33,009,352	—	—
Alliance Growth	208,228,157	235,414,016	—	—
Capital Growth	9,272,448	14,055,739	—	—
MFS Massachusetts Investors Trust	109,211,077	64,998,329	—	—
Fundamental Growth	92,998,702	90,561,911	—	—
Blue Chip Growth	136,902,787	140,165,377	—	—
Real Estate	76,569,212	82,149,776	—	—
Small Company Value	31,575,040	5,709,606	—	—
Mid Cap Growth	83,647,738	74,313,190	—	—
Aggressive Growth	39,817,052	39,369,010	—	—
Growth Opportunities	119,854,151	109,864,330	—	—
Marsico Focused Growth	40,661,805	49,911,288	—	—
Technology	22,319,081	23,186,373	—	—
Small & Mid Cap Value	129,857,018	137,155,659	—	—
International Growth and Income	73,685,403	78,993,915	—	—
Global Equities	75,489,434	46,685,001	—	—
International Diversified Equities	32,104,640	50,862,648	—	—
Emerging Markets	149,809,931	140,069,410	—	—
Foreign Value	80,425,137	25,158,780	—	—

263

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	Cash Management Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012		For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,836,011	$40,791,836	10,972,448	$116,921,578	726,738	$7,688,103	1,597,489	$16,952,472
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(4,834,813)	(51,410,975)	(13,423,017)	(143,016,917)	(810,987)	(8,578,728)	(2,028,779)	(21,527,069)

Net increase (decrease)	(998,802)	$(10,619,139)	(2,450,569)	$(26,095,339)	(84,249)	$(890,625)	(431,290)	$(4,574,597)

	Class 3
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	10,126,936	$106,700,619	28,478,400	$301,277,023
Reinvested dividends	—	—	—	—
Shares redeemed	(11,083,512)	(116,782,942)	(28,724,953)	(303,826,572)

Net increase (decrease)	(956,576)	$(10,082,323)	(246,553)	$(2,549,549)

	Corporate Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012		For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,358,511	$46,701,325	1,565,409	$21,501,253	96,649	$1,338,308	247,516	$3,373,546
Reinvested dividends	—	—	1,166,054	15,010,109	—	—	206,966	2,660,976
Shares redeemed	(1,642,815)	(22,780,044)	(4,558,648)	(62,604,500)	(314,063)	(4,347,117)	(957,652)	(13,148,299)

Net increase (decrease)	1,715,696	$23,921,281	(1,827,185)	$(26,093,138)	(217,414)	$(3,008,809)	(503,170)	$(7,113,777)

	Class 3
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	6,318,810	$86,891,739	15,287,899	$207,928,160
Reinvested dividends	—	—	3,897,837	49,966,456
Shares redeemed	(6,869,740)	(94,888,260)	(15,079,921)	(206,633,519)

Net increase (decrease)	(550,930)	$(7,996,521)	4,105,815	$51,261,097

	Global Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012		For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	871,771	$10,993,014	852,620	$10,869,656	57,079	$713,640	174,044	$2,196,101
Reinvested dividends	—	—	233,671	2,926,278	—	—	44,987	560,247
Shares redeemed	(645,797)	(8,146,711)	(1,808,224)	(22,804,305)	(155,844)	(1,949,185)	(454,658)	(5,680,380)

Net increase (decrease)	225,974	$2,846,303	(721,933)	$(9,008,371)	(98,765)	$(1,235,545)	(235,627)	$(2,924,032)

	Class 3
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	3,034,870	$37,677,049	7,519,260	$93,873,446
Reinvested dividends	—	—	595,272	7,379,349
Shares redeemed	(2,432,056)	(30,323,012)	(5,530,779)	(69,620,457)

Net increase (decrease)	602,814	$7,354,037	2,583,753	$31,632,338

264

	High-Yield Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012		For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,056,014	$23,156,854	5,033,675	$28,181,560	321,829	$1,827,463	611,473	$3,441,714
Reinvested dividends	—	—	1,598,483	8,164,311	—	—	312,897	1,595,894
Shares redeemed	(3,747,078)	(21,193,569)	(8,999,737)	(51,929,877)	(606,410)	(3,424,016)	(1,409,798)	(8,062,221)

Net increase (decrease)	308,936	$1,963,285	(2,367,579)	$(15,584,006)	(284,581)	$(1,596,553)	(485,428)	$(3,024,613)

	Class 3
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	7,909,101	$44,837,467	16,074,945	$89,914,529
Reinvested dividends	—	—	2,439,925	12,412,910
Shares redeemed	(6,888,365)	(38,911,776)	(13,928,437)	(78,921,152)

Net increase (decrease)	1,020,736	$5,925,691	4,586,433	$23,406,287

	Total Return Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012		For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,317,476	$58,846,132	4,151,125	$37,311,453	436,421	$4,059,322	625,043	$5,597,303
Reinvested dividends	—	—	383,399	3,379,908	—	—	68,286	599,263
Shares redeemed	(1,834,501)	(17,016,226)	(4,642,981)	(41,511,192)	(322,675)	(2,976,528)	(1,037,532)	(9,214,016)

Net increase (decrease)	4,482,975	$41,829,906	(108,457)	$(819,831)	113,746	$1,082,794	(344,203)	$(3,017,450)

	Class 3
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	19,804,014	$181,486,754	45,870,645	$407,308,562
Reinvested dividends	—	—	1,745,319	15,275,576
Shares redeemed	(10,591,739)	(98,082,655)	(21,680,055)	(193,743,681)

Net increase (decrease)	9,212,275	$83,404,099	25,935,909	$228,840,457

	Balanced Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012		For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	183,355	$2,823,750	501,061	$7,306,698	45,461	$697,306	82,851	$1,198,216
Reinvested dividends	—	—	112,173	1,569,404	—	—	11,568	161,716
Shares redeemed	(513,062)	(7,889,105)	(1,475,608)	(21,490,927)	(82,889)	(1,268,236)	(235,790)	(3,465,531)

Net increase (decrease)	(329,707)	$(5,065,355)	(862,374)	$(12,614,825)	(37,428)	$(570,930)	(141,371)	$(2,105,599)

	Class 3
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	2,069,819	$31,722,318	1,625,137	$23,551,572
Reinvested dividends	—	—	42,893	598,981
Shares redeemed	(418,134)	(6,411,488)	(823,938)	(11,940,179)

Net increase (decrease)	1,651,685	$25,310,830	844,092	$12,210,374

265

	MFS Total Return Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012		For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	297,172	$4,534,511	790,761	$11,634,012	121,354	$1,855,906	77,335	$1,150,187
Reinvested dividends	—	—	564,546	7,871,900	—	—	92,264	1,286,042
Shares redeemed	(1,950,824)	(29,734,545)	(5,018,032)	(74,046,805)	(436,063)	(6,650,788)	(799,617)	(11,808,099)

Net increase (decrease)	(1,653,652)	$(25,200,034)	(3,662,725)	$(54,540,893)	(314,709)	$(4,794,882)	(630,018)	$(9,371,870)

	Class 3
	For the six months ended July 31, 2012 (unaudited)		For thr year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	1,456,594	$22,190,405	2,548,096	$37,451,057
Reinvested dividends	—	—	584,028	8,130,325
Shares redeemed	(2,265,790)	(34,474,199)	(5,888,832)	(86,509,894)

Net increase (decrease)	(809,196)	$(12,283,794)	(2,756,708)	$(40,928,512)

	SunAmerica Dynamic Allocation Portfolio
	Class 3
	For the six months ended July 31, 2012 (unaudited)		For the period January 23, 2012 to January 31, 2012*
	Shares	Amount	Shares	Amount
Shares sold	96,038,886	$983,851,078	2,139,737	$21,457,109
Reinvested dividends	—	—	—	—
Shares redeemed	(3,260,569)	(33,657,791)	(8,944)	(89,888)

Net increase (decrease)	92,778,317	$950,193,287	2,130,793	$21,367,221

	SunAmerica Dynamic Strategy Portfolio
	Class 3
	For the period July 16, 2012* through July 31, 2011 (unaudited)
	Shares	Amount
Shares sold	1,714,746	$17,151,336
Reinvested dividends	—	—
Shares redeemed	(36,232)	(360,782)

Net increase (decrease)	1,678,514	$16,790,554

	Telecom Utility Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012		For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	49,076	$558,512	368,170	$4,172,979	7,009	$80,471	68,318	$770,454
Reinvested dividends	—	—	51,217	546,246	—	—	6,633	70,721
Shares redeemed	(210,854)	(2,410,746)	(564,118)	(6,319,889)	(33,223)	(381,939)	(92,380)	(1,027,437)

Net increase (decrease)	(161,778)	$(1,852,234)	(144,731)	$(1,600,664)	(26,214)	$(301,468)	(17,429)	$(186,262)

	Class 3
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	398,380	$4,533,804	1,207,324	$13,428,312
Reinvested dividends	—	—	31,984	340,365
Shares redeemed	(274,767)	(3,124,159)	(457,744)	(5,030,375)

Net increase (decrease)	123,613	$1,409,645	781,564	$8,738,302

*	Commencement of operations

266

	Equity Index Portfolio
	Class 1
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	6,854,229	$78,096,916	398,716	$4,275,667
Reinvested dividends	—	—	25,528	256,032
Shares redeemed	(253,253)	(2,879,270)	(463,626)	(4,957,271)

Net increase (decrease)	6,600,976	$75,217,646	(39,382)	$(425,572)

	Growth-Income Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012		For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,445,435	$32,476,163	257,011	$5,336,316	14,603	$330,875	53,892	$1,102,841
Reinvested dividends	—	—	87,800	1,733,821	—	—	4,474	88,301
Shares redeemed	(737,606)	(16,640,198)	(1,840,351)	(37,849,407)	(47,805)	(1,078,375)	(133,922)	(2,747,117)

Net increase (decrease)	707,829	$15,835,965	(1,495,540)	$(30,779,270)	(33,202)	$(747,500)	(75,556)	$(1,555,975)

	Class 3
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	1,158,561	$26,066,511	2,568,947	$52,809,013
Reinvested dividends	—	—	15,183	299,497
Shares redeemed	(369,975)	(8,324,465)	(525,783)	(10,769,639)

Net increase (decrease)	788,586	$17,742,046	2,058,347	$42,338,871

	Equity Opportunities Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012		For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	715,707	$9,183,270	163,970	$1,909,243	7,115	$91,042	39,434	$459,370
Reinvested dividends	—	—	26,441	292,318	—	—	2,653	29,312
Shares redeemed	(1,009,872)	(12,387,410)	(1,099,270)	(12,664,146)	(71,150)	(893,160)	(199,124)	(2,278,261)

Net increase (decrease)	(294,165)	$(3,204,140)	(908,859)	$(10,462,585)	(64,035)	$(802,118)	(157,037)	$(1,789,579)

	Class 3
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	231,313	$2,897,945	282,501	$3,251,872
Reinvested dividends	—	—	8,403	92,751
Shares redeemed	(319,880)	(4,057,919)	(740,719)	(8,484,524)

Net increase (decrease)	(88,567)	$(1,159,974)	(449,815)	$(5,139,901)

267

	Davis Venture Value Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012		For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	218,894	$5,156,839	577,670	$13,118,954	19,558	$465,711	97,599	$2,198,563
Reinvested dividends	—	—	373,128	7,754,280	—	—	43,988	913,557
Shares redeemed	(2,179,631)	(51,319,820)	(5,954,954)	(135,405,187)	(306,681)	(7,209,670)	(832,534)	(18,973,333)

Net increase (decrease)	(1,960,737)	$(46,162,981)	(5,004,156)	$(114,531,953)	(287,123)	$(6,743,959)	(690,947)	$(15,861,213)

	Class 3
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	1,214,605	$28,504,577	4,920,697	$110,770,265
Reinvested dividends	—	—	325,080	6,738,201
Shares redeemed	(2,376,581)	(55,869,199)	(5,663,570)	(128,576,228)

Net increase (decrease)	(1,161,976)	$(27,364,622)	(417,793)	$(11,067,762)

	“Dogs” of Wall Street Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012		For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,067,032	$9,598,376	530,056	$3,916,401	54,849	$490,204	66,187	$492,832
Reinvested dividends	—	—	95,429	715,758	—	—	25,687	192,530
Shares redeemed	(1,270,535)	(11,210,901)	(838,085)	(6,085,092)	(127,254)	(1,141,057)	(278,396)	(1,992,476)

Net increase (decrease)	(203,503)	$(1,612,525)	(212,600)	$(1,452,933)	(72,405)	$(650,853)	(186,522)	$(1,307,114)

	Class 3
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	1,255,652	$11,233,525	3,246,025	$26,666,469
Reinvested dividends	—	—	78,128	626,469
Shares redeemed	(782,408)	(7,001,089)	(1,970,491)	(16,025,386)

Net increase (decrease)	473,244	$4,232,436	1,353,662	$11,267,552

	Alliance Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012		For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	115,872	$2,873,852	389,295	$9,005,092	16,064	$404,122	44,268	$1,019,209
Reinvested dividends	—	—	51,956	1,137,969	—	—	4,009	87,666
Shares redeemed	(850,284)	(21,291,180)	(2,154,682)	(49,789,786)	(119,263)	(2,973,779)	(284,008)	(6,559,973)

Net increase (decrease)	(734,412)	$(18,417,328)	(1,713,431)	$(39,646,725)	(103,199)	$(2,569,657)	(235,731)	$(5,453,098)

	Class 3
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	267,152	$6,618,611	448,071	$10,271,143
Reinvested dividends	—	—	13,582	295,742
Shares redeemed	(648,116)	(16,212,789)	(1,581,503)	(36,343,965)

Net increase (decrease)	(380,964)	$(9,594,178)	(1,119,850)	$(25,777,080)

268

	Capital Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012		For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	437,843	$4,153,943	145,917	$1,281,350	4,534	$41,985	46,895	$395,590
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(544,899)	(4,903,278)	(367,998)	(3,190,098)	(29,356)	(272,909)	(68,523)	(585,434)

Net increase (decrease)	(107,056)	$(749,335)	(222,081)	$(1,908,748)	(24,822)	$(230,924)	(21,628)	$(189,844)

	Class 3
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	285,269	$2,585,462	427,418	$3,634,999
Reinvested dividends	—	—	—	—
Shares redeemed	(680,136)	(6,277,249)	(1,259,908)	(10,723,019)

Net increase (decrease)	(394,867)	$(3,691,787)	(832,490)	$(7,088,020)

	MFS Massachusetts Investors Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012		For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,680,435	39,481,276	236,288	$3,301,503	59,919	$899,829	134,158	$1,819,716
Reinvested dividends	—	—	33,050	435,186	—	—	5,227	68,806
Shares redeemed	(420,335)	(6,288,459)	(1,000,826)	(14,019,120)	(130,395)	(1,947,854)	(297,960)	(4,067,862)

Net increase (decrease)	2,260,100	$33,192,817	(731,488)	$(10,282,431)	(70,476)	$(1,048,025)	(158,575)	$(2,179,340)

	Class 3
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	2,442,140	$36,353,106	7,981,803	$110,898,893
Reinvested dividends	—	—	87,723	1,153,167
Shares redeemed	(1,801,998)	(27,231,189)	(2,775,907)	(38,478,891)

Net increase (decrease)	640,142	$9,121,917	5,293,619	$73,573,169

	Fundamental Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012		For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,355,739	$23,582,612	69,548	$1,144,873	6,455	$113,709	6,702	$108,806
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(305,472)	(5,399,145)	(696,020)	(11,410,519)	(17,433)	(305,134)	(45,251)	(731,422)

Net increase (decrease)	1,050,267	$18,183,467	(626,472)	$(10,265,646)	(10,978)	$(191,425)	(38,549)	$(622,616)

	Class 3
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	285,289	$4,935,349	517,034	$7,943,160
Reinvested dividends	—	—	—	—
Shares redeemed	(728,005)	(12,812,852)	(963,843)	(15,429,348)

Net increase (decrease)	(442,716)	$(7,877,503)	(446,809)	$ (7,486,188)

269

	Blue Chip Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012		For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	97,282	$760,035	782,240	$5,780,982	21,366	$163,412	38,531	$275,200
Reinvested dividends	—	—	3,401	23,389	—	—	527	3,621
Shares redeemed	(394,160)	(3,021,825)	(620,653)	(4,489,858)	(55,094)	(423,804)	(171,306)	(1,247,985)

Net increase (decrease)	(296,878)	$(2,261,790)	164,988	$1,314,513	(33,728)	$(260,392)	(132,248)	$(969,164)

	Class 3
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	1,076,345	$8,170,849	4,806,223	$34,594,389
Reinvested dividends	—	—	516	3,542
Shares redeemed	(1,179,764)	(9,197,574)	(1,784,853)	(12,803,702)

Net increase (decrease)	(103,419)	$(1,026,725)	3,021,886	$21,794,229

	Real Estate Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012		For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,283,191	$17,980,351	553,573	$7,041,815	28,955	$396,318	55,438	$690,027
Reinvested dividends	—	—	36,636	412,385	—	—	7,219	81,055
Shares redeemed	(453,355)	(6,306,125)	(1,029,572)	(12,685,769)	(91,778)	(1,264,249)	(233,894)	(2,908,506)

Net increase (decrease)	829,836	$11,674,226	(439,363)	$(5,231,569)	(62,823)	$(867,931)	(171,237)	$(2,137,424)

	Class 3
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	1,519,185	$20,940,671	6,047,951	$74,458,988
Reinvested dividends	—	—	175,920	1,968,237
Shares redeemed	(2,648,771)	(37,001,575)	(5,047,694)	(62,469,986)

Net increase (decrease)	(1,129,586)	$(16,060,904)	1,176,177	$13,957,239

	Small Company Value Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012		For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	914,707	$15,378,879	28,303	$506,571	1,585,745	$27,148,702	5,555,969	$89,897,301
Reinvested dividends	—	—	998	15,077	—	—	32,976	495,454
Shares redeemed	(23,843)	(419,328)	(96,629)	(1,675,784)	(1,046,007)	(18,183,727)	(3,118,334)	(51,368,879)

Net increase (decrease)	890,864	$14,959,551	(67,328)	$(1,154,136)	539,738	$8,964,975	2,470,611	$39,023,876

270

	Mid-Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012		For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	771,081	$9,118,148	464,085	$5,262,606	28,978	$338,094	113,646	$1,254,345
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(469,685)	(5,605,385)	(1,366,691)	(15,565,382)	(180,691)	(2,113,144)	(549,480)	(6,267,347)

Net increase (decrease)	301,396	$3,512,763	(902,606)	$(10,302,776)	(151,713)	$(1,775,050)	(435,834)	$(5,013,002)

	Class 3
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	1,703,501	$19,727,687	4,278,925	$46,538,057
Reinvested dividends	—	—	—	—
Shares redeemed	(1,459,442)	(17,199,154)	(2,587,296)	(28,690,317)

Net increase (decrease)	244,059	$2,528,533	1,691,629	$17,847,740

	Aggressive Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012		For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	874,726	$9,557,299	515,971	$5,110,815	4,757	$51,587	22,796	$232,229
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(549,179)	(6,022,151)	(1,245,821)	(12,445,220)	(34,457)	(376,078)	(105,393)	(1,036,304)

Net increase (decrease)	325,547	$3,535,148	(729,850)	$(7,334,405)	(29,700)	$(324,491)	(82,597)	$(804,075)

	Class 3
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	340,057	$3,685,100	922,470	$9,038,657
Reinvested dividends	—	—	—	—
Shares redeemed	(363,676)	(3,983,539)	(634,590)	(6,148,107)

Net increase (decrease)	(23,619)	$(298,439)	287,880	$2,890,550

	Growth Opportunities Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012		For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,290,281	$17,567,198	730,500	$5,535,253	22,736	$171,074	179,834	$1,323,485
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(263,073)	(2,022,258)	(899,425)	(6,574,751)	(80,941)	(606,147)	(273,694)	(1,914,320)

Net increase (decrease)	2,027,208	$15,544,940	(168,925)	$(1,039,498)	(58,205)	$(435,073)	(93,860)	$(590,835)

	Class 3
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	2,629,754	$19,545,910	12,710,505	$88,372,319
Reinvested dividends	—	—	—	—
Shares redeemed	(2,622,645)	(19,723,395)	(5,972,646)	(42,379,624)

Net increase (decrease)	7,109	$(177,485)	6,737,859	$45,992,695

271

	Marsico Focused Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012		For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	127,526	$1,266,703	104,446	$973,774	5,732	$55,802	56,855	$512,217
Reinvested dividends	—	—	6,623	58,855	—	—	3,360	29,558
Shares redeemed	(145,265)	(1,455,695)	(517,758)	(4,767,910)	(155,365)	(1,537,796)	(536,581)	(4,859,624)

Net increase (decrease)	(17,739)	$(188,992)	(406,689)	$(3,735,281)	(149,633)	$(1,481,994)	(476,366)	$(4,317,849)

	Class 3
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	1,274,578	$12,504,013	4,013,944	$36,316,770
Reinvested dividends	—	—	9,999	87,456
Shares redeemed	(1,016,843)	(10,104,895)	(1,895,348)	(17,027,280)

Net increase (decrease)	257,735	$2,399,118	2,128,595	$19,376,946

	Technology Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012		For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,757,463	$5,557,485	639,528	$1,851,853	74,229	$226,617	134,987	$387,227
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(1,902,865)	(5,505,927)	(1,838,802)	(5,222,232)	(180,177)	(547,137)	(557,801)	(1,542,672)

Net increase (decrease)	(145,402)	$51,558	(1,199,274)	$(3,370,379)	(105,948)	$(320,520)	(422,814)	$(1,155,445)

	Class 3
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	1,471,185	$4,360,266	3,081,376	$8,444,922
Reinvested dividends	—	—	—	—
Shares redeemed	(2,001,728)	(5,911,948)	(3,649,788)	(10,033,437)

Net increase (decrease)	(530,543)	$(1,551,682)	(568,412)	$(1,588,515)

	Small & Mid Cap Value Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2012 (unaudited)		For the period January 23, 2012* through January 31, 2012		For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	231,779	$4,079,596	15,909	$270,938	26,349	$457,285	102,767	$1,711,595
Reinvested dividends	—	—	—	—	—	—	1,994	29,796
Shares redeemed	(233,828)	(3,763,934)	—	—	(160,597)	(2,745,101)	(429,843)	(7,174,836)

Net increase (decrease)	(2,049)	$315,662	15,909	$270,938	(134,248)	$(2,287,816)	(325,082)	$(5,433,445)

	Class 3
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	2,925,093	$50,342,417	11,821,419	$191,529,458
Reinvested dividends	—	—	44,235	659,150
Shares redeemed	(3,637,443)	(63,149,359)	(7,843,992)	(130,171,056)

Net increase (decrease)	(712,350)	$(12,806,942)	4,021,662	$62,017,552

*	Commencement of operations

272

	International Growth and Income Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012		For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,247,827	$10,040,374	853,534	$7,267,516	19,780	$159,566	91,001	$763,549
Reinvested dividends	—	—	332,455	2,591,238	—	—	42,141	329,584
Shares redeemed	(1,084,743)	(8,874,036)	(2,678,423)	(23,381,772)	(142,010)	(1,158,382)	(303,935)	(2,708,715)

Net increase (decrease)	163,084	$1,166,338	(1,492,434)	$(13,523,018)	(122,230)	$(998,816)	(170,793)	$(1,615,582)

	Class 3
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	1,148,600	$9,283,082	4,096,899	$32,484,545
Reinvested dividends	—	—	914,091	7,129,903
Shares redeemed	(2,701,718)	(22,070,684)	(5,186,819)	(45,573,591)

Net increase (decrease)	(1,553,118)	$(12,787,602)	(175,829)	$(5,959,143)

	Global Equities Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012		For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,814,719	$37,092,425	181,668	$2,458,412	9,684	$130,831	39,818	$539,228
Reinvested dividends	—	—	54,032	671,346	—	—	4,801	59,480
Shares redeemed	(424,486)	(5,719,748)	(998,150)	(13,565,128)	(86,324)	(1,174,998)	(124,886)	(1,704,929)

Net increase (decrease)	2,390,233	$31,372,677	(762,450)	$(10,435,370)	(76,640)	$(1,044,167)	(80,267)	$(1,106,221)

	Class 3
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	277,899	$3,712,055	871,034	$11,622,327
Reinvested dividends	—	—	21,133	261,023
Shares redeemed	(281,309)	(3,787,164)	(703,133)	(9,480,930)

Net increase (decrease)	(3,410)	$(75,109)	189,034	$2,402,420

	International Diversified Equities Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012		For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	654,104	$5,281,185	816,521	$6,989,884	51,263	$409,474	331,533	$2,755,704
Reinvested dividends	—	—	182,302	1,426,996	—	—	62,725	488,531
Shares redeemed	(1,226,749)	(9,445,528)	(2,292,025)	(19,810,769)	(300,402)	(2,376,745)	(903,868)	(7,717,484)

Net increase (decrease)	(572,645)	$(4,164,343)	(1,293,202)	$(11,393,889)	(249,139)	$(1,967,271)	(509,610)	$(4,473,249)

	Class 3
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	1,174,281	$9,208,433	3,570,516	$29,055,495
Reinvested dividends	—	—	503,338	3,915,681
Shares redeemed	(2,393,490)	(18,843,167)	(5,417,619)	(46,864,709)

Net increase (decrease)	(1,219,209)	$(9,634,734)	(1,343,765)	$(13,893,533)

273

	Emerging Markets Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012		For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,545,966	$19,028,126	1,537,890	$12,586,424	156,630	$1,156,700	164,809	$1,341,464
Reinvested dividends	—	—	68,136	485,935	—	—	5,616	39,767
Shares redeemed	(1,342,800)	(10,195,693)	(3,606,105)	(30,683,178)	(305,618)	(2,272,843)	(410,990)	(3,399,735)

Net increase (decrease)	1,203,166	$8,832,433	(2,000,079)	$(17,610,819)	(148,988)	$(1,116,143)	(240,565)	$(2,018,504)

	Class 3
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	2,794,693	$20,569,515	8,570,844	$65,716,130
Reinvested dividends	—	—	101,111	712,020
Shares redeemed	(2,940,119)	(22,191,673)	(5,745,853)	(47,611,894)

Net increase (decrease)	(145,426)	$(1,622,158)	2,926,102	$18,816,256

	Foreign Value Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2012 (unaudited)		For the period January 23, 2012* through January 31, 2012		For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,917,927	$23,458,186	48,408	$612,813	53,911	$681,108	156,441	$2,024,431
Reinvested dividends	—	—	—	—	—	—	35,851	442,414
Shares redeemed	—	—	—	—	(224,030)	(2,791,741)	(572,413)	(7,855,326)

Net increase (decrease)	1,917,927	$23,458,186	48,408	$612,813	(170,119)	$(2,110,633)	(380,121)	$(5,388,481)

	Class 3
	For the six months ended July 31, 2012 (unaudited)		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	5,863,049	$72,478,306	17,468,967	$229,142,812
Reinvested dividends	—	—	672,573	8,293,425
Shares redeemed	(3,733,097)	(46,444,087)	(7,750,717)	(105,644,049)

Net increase (decrease)	2,129,952	$26,034,219	10,390,823	$131,792,188

*	Commencement of operations

Note 8.  Transactions with Affiliates

The following Portfolio incurred brokerage commissions with affiliated brokers for the period ended July 31, 2012:

Portfolio	JP Morgan Securities, Inc.	Oppenheimer & Co., Inc.
Equity Opportunities	$—	22
Global Equities	1,513	—

274

As disclosed in the Portfolio of Investments, certain Portfolios own securities issued by AIG or an affiliate thereof. For the period ended July 31, 2012, the following Portfolios recorded realized gain (losses) and income on security transactions of AIG and affiliates of AIG as follows:

Portfolio	Security	Income	Value at January 31, 2012	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at July 31, 2012
SunAmerica Dynamic Allocation	Various Anchor Series Trust Portfolios, Seasons Series Trust Portfolios and SunAmerica Series Trust Portfolios**	$—	$17,144,050	$790,658,529	$31,088,295	$(2,101,697)	$9,022,026	$783,634,613
SunAmerica Dynamic Strategy	Various Anchor Series Trust Portfolios, Seasons Series Trust Portfolios and SunAmerica Series Trust Portfolios**	—	—	13,421,585	—	—	165,820	13,587,405
Equity Index	American International Group, Inc.	—	15,794	40,691	—	—	75,099	131,584

** See Portfolio of Investments for details

At July 31, 2012, the following affiliate owned outstanding shares of the following Portfolios:

Portfolio	Holder	Percentage
Equity Index	SunAmerica Dynamic Allocation Portfolio	83%
Growth Income	SunAmerica Dynamic Allocation Portfolio	10
MFS Massachusetts Investors Trust	SunAmerica Dynamic Allocation Portfolio	10
Fundamental Growth	SunAmerica Dynamic Allocation Portfolio	14
Small Company Value	SunAmerica Dynamic Allocation Portfolio	6
Aggressive Growth	SunAmerica Dynamic Allocation Portfolio	10
Growth Opportunities	SunAmerica Dynamic Allocation Portfolio	7
Global Equities	SunAmerica Dynamic Allocation Portfolio	28
Emerging Markets	SunAmerica Dynamic Allocation Portfolio	6

The SunAmerica Dynamic Allocation and the SunAmerica Dynamic Strategy Portfolios (“the Dynamic Portfolios”) do not invest in funds advised by SAAMCo (each a “SAAMCo Fund” and collectively, the “SAAMCo Funds”) for the purpose of exercising management or control; however, investments by the Dynamic Portfolios within the set limits may represent a significant portion of the SAAMCo Fund’s net assets. At July 31, 2012, each Dynamic Portfolio held less than 83% of the outstanding shares of any underlying SAAMCo Fund. In addition, the Dynamic Portfolios, in aggregate, held less than 85% of the outstanding shares of any underlying SAAMCo Fund.

Note 9.   Investment Concentrations

Some of the Portfolio may invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Global Bond, International Growth and Income, Global Equities, International Diversified Equities, Emerging Markets and Foreign Value Portfolios. The following Portfolios held the corresponding securities as of July 31, 2012: The Global Bond Portfolio had 23.0% of its net assets invested in securities domiciled in Japan. The International Growth and Income Portfolio had 20.5% and 19.6% of its net assets invested in equity securities of companies domiciled in Japan and United Kingdom, respectively. Additionally, International Diversified Equities Portfolio had 21.7% and 20.2% of its net assets invested in United Kingdom and Japan, the Emerging Market Portfolio had 16.0% of net assets in South Korea and Foreign Value Portfolio had 17.3% of its net assets invested in United Kingdom.

275

The Real Estate Portfolio invests primarily in the real estate industry. A Portfolio that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Portfolio could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. As of July 31, 2012, the Real Estate Portfolio had 91.7% of its net assets invested in Real Estate Investment Trusts.

The Technology Portfolio invests primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of the Portfolio’s investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others. As of July 31, 2012, the Technology Portfolio had 87.9% of its net assets invested in technology companies.

The Telecom Utility Portfolio invests primarily in equity and debt securities of utility companies. Utility companies include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television, and other communications media (but not engaged in public broadcasting). Developments that could adversely affect the Portfolio include increases in fuel and other operating costs; restrictions on operations, increased costs, and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval of rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity, and pricing pressures; and the negative impact of regulation. As of July 31, 2012, the Telecom Utility Portfolio had 93.8% of its net assets invested in utility companies.

Note 10.  Line of Credit

The SAAMCo family of mutual funds has established a $75 million committed and $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios’ custodian. Interest is currently payable at the higher of the Federal Funds Rate Plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the period ended July 31, 2012, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Corporate Bond Fund	13	$2,440	$4,696,711	1.43%
Equity Opportunities	3	685	5,759,837	1.43
“Dogs” of Wall Street	16	2,066	3,257,882	1.44
Capital Growth	3	282	2,371,222	1.43
MFS Massachusetts Investors Trust	3	279	2,363,923	1.42
Marsico Focused Growth	7	277	1,007,374	1.41
Technology	2	215	2,711,964	1.43
Small & Mid-Cap Value	1	204	5,198,438	1.41
International Growth and Income	1	37	932,873	1.44
Emerging Markets	9	298	834,233	1.43

At July 31, 2012, there were no borrowings outstanding.

Note 11.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended July 31, 2012, none of the Portfolios participated in this program.

276

Note 12.  Security Transactions with Affiliated Portfolios

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the period ended July 31, 2012, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)
Corporate Bond	$355,813	$338,906	$18,518
MFS Total Return	—	299,730	(20,230)
Telecom Utility	54,490	—	—
Equity Opportunities	1,343,221	31,627	15,429
Capital Growth	42,915	—	—
Growth Opportunities	327,799	337,005	(56,168)

277

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets	Portfolio turnover

Cash Management Portfolio — Class 1
01/31/08	$11.15	$0.54	$(0.06)	$0.48	$(0.42)	$—	$(0.42)	$11.21	4.35%	$293,097	0.51%		4.81%	—%
01/31/09	11.21	0.23	(0.13)	0.10	(0.34)	—	(0.34)	10.97	0.94	301,076	0.49		2.03	—
01/31/10	10.97	(0.01)	0.00	(0.01)	(0.27)	—	(0.27)	10.69	(0.05)	184,424	0.51		(0.05)	—
01/31/11	10.69	(0.03)	0.01	(0.02)	—	—	—	10.67	(0.19)	138,751	0.52		(0.26)	—
01/31/12	10.67	(0.03)	0.00	(0.03)	—	—	—	10.64	(0.28)	112,296	0.51		(0.27)	—
07/31/12@	10.64	(0.01)	(0.00)	(0.01)	—	—	—	10.63	(0.09)	101,545	0.52	†	(0.24)†	—

Cash Management Portfolio — Class 2
01/31/08	11.13	0.52	(0.06)	0.46	(0.40)	—	(0.40)	11.19	4.21	71,673	0.66		4.66	—
01/31/09	11.19	0.21	(0.12)	0.09	(0.33)	—	(0.33)	10.95	0.80	64,643	0.64		1.90	—
01/31/10	10.95	(0.02)	0.00	(0.02)	(0.26)	—	(0.26)	10.67	(0.21)	38,382	0.66		(0.20)	—
01/31/11	10.67	(0.04)	0.00	(0.04)	—	—	—	10.63	(0.37)	27,953	0.67		(0.41)	—
01/31/12	10.63	(0.05)	0.01	(0.04)	—	—	—	10.59	(0.38)	23,268	0.66		(0.42)	.
07/31/12@	10.59	(0.02)	(0.00)	(0.02)	—	—	—	10.57	(0.19)	22,332	0.67	†	(0.39)†

Cash Management Portfolio — Class 3
01/31/08	11.11	0.50	(0.05)	0.45	(0.39)	—	(0.39)	11.17	4.12	295,071	0.77		4.55	—
01/31/09	11.17	0.19	(0.11)	0.08	(0.32)	—	(0.32)	10.93	0.70	403,799	0.74		1.73	—
01/31/10	10.93	(0.03)	0.01	(0.02)	(0.25)	—	(0.25)	10.66	(0.21)	260,422	0.76		(0.31)	—
01/31/11	10.66	(0.05)	(0.01)	(0.06)	—	—	—	10.60	(0.56)	196,908	0.77		(0.51)	—
01/31/12	10.60	(0.06)	0.01	(0.05)	—	—	—	10.55	(0.47)	193,277	0.76		(0.52)	—
07/31/12@	10.55	(0.03)	(0.00)	(0.03)	—	—	—	10.52	(0.28)	182,735	0.77	†	(0.49)†	—

Corporate Bond Portfolio — Class 1
01/31/08	11.79	0.65	0.10	0.75	(0.48)	—	(0.48)	12.06	6.46	289,694	0.59		5.42	29
01/31/09	12.06	0.74	(1.56)	(0.82)	(0.52)	—	(0.52)	10.72	(6.55)	222,114	0.59		6.41	59
01/31/10	10.72	0.87	2.33	3.20	(0.77)	—	(0.77)	13.15	30.18	260,596	0.59		7.18	33
01/31/11	13.15	0.88	0.44	1.32	(0.89)	—	(0.89)	13.58	10.04	238,501	0.59		6.44	29
01/31/12	13.58	0.82	0.19	1.01	(0.91)	(0.07)	(0.98)	13.61	7.84	214,284	0.58		5.95	28
07/31/12@	13.61	0.38	0.32	0.70	—	—	—	14.31	5.14	249,772	0.58	†	5.63 †	11

Corporate Bond Portfolio — Class 2
01/31/08	11.77	0.63	0.10	0.73	(0.46)	—	(0.46)	12.04	6.32	58,002	0.74		5.27	29
01/31/09	12.04	0.72	(1.56)	(0.84)	(0.50)	—	(0.50)	10.70	(6.72)	43,905	0.74		6.25	59
01/31/10	10.70	0.85	2.33	3.18	(0.75)	—	(0.75)	13.13	30.06	50,844	0.74		7.03	33
01/31/11	13.13	0.86	0.43	1.29	(0.87)	—	(0.87)	13.55	9.82	45,842	0.74		6.29	29
01/31/12	13.55	0.80	0.19	0.99	(0.88)	(0.07)	(0.95)	13.59	7.72	39,144	0.73		5.80	28
07/31/12@	13.59	0.38	0.30	0.68	—	—	—	14.27	5.00	38,008	0.73	†	5.48 †	11

Corporate Bond Portfolio — Class 3
01/31/08	11.75	0.60	0.12	0.72	(0.45)	—	(0.45)	12.02	6.23	497,661	0.84		5.16	29
01/31/09	12.02	0.71	(1.56)	(0.85)	(0.49)	—	(0.49)	10.68	(6.83)	518,641	0.84		6.23	59
01/31/10	10.68	0.83	2.33	3.16	(0.74)	—	(0.74)	13.10	29.91	679,924	0.84		6.90	33
01/31/11	13.10	0.83	0.44	1.27	(0.86)	—	(0.86)	13.51	9.70	742,538	0.84		6.18	29
01/31/12	13.51	0.77	0.21	0.99	(0.88)	(0.07)	(0.95)	13.55	7.69	799,913	0.83		5.69	28
07/31/12@	13.55	0.37	0.30	0.67	—	—	—	14.22	4.94	831,871	0.83	†	5.38 †	11

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited

See Notes to Financial Statements

278

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Global Bond Portfolio — Class 1
01/31/08	$10.64	$0.49	$1.32	$1.81	$(0.06)	$(0.05)	$(0.11)	$12.34	17.15%	$113,115	0.82	%(1)	4.44	%(1)	55%
01/31/09	12.34	0.31	(0.56)	(0.25)	(0.39)	(0.07)	(0.46)	11.63	(1.77)	93,219	0.77		2.59		89
01/31/10	11.63	0.33	1.10	1.43	(0.43)	(0.30)	(0.73)	12.33	12.29	89,061	0.71		2.69		72
01/31/11	12.33	0.26	0.43	0.69	(0.53)	(0.24)	(0.77)	12.25	5.34	82,254	0.74		2.07		98
01/31/12	12.25	0.24	0.65	0.89	(0.29)	(0.18)	(0.47)	12.67	7.38	75,908	0.72		1.90		155
07/31/12@	12.67	0.10	0.12	0.22	—	—	—	12.89	1.74	80,134	0.72	†	1.56	†	121

Global Bond Portfolio — Class 2
01/31/08	10.58	0.48	1.32	1.80	(0.05)	(0.05)	(0.10)	12.28	17.07	22,151	0.97	(1)	4.29	(1)	55
01/31/09	12.28	0.30	(0.57)	(0.27)	(0.38)	(0.07)	(0.45)	11.56	(2.01)	19,305	0.92		2.44		89
01/31/10	11.56	0.31	1.10	1.41	(0.41)	(0.30)	(0.71)	12.26	12.20	18,178	0.86		2.54		72
01/31/11	12.26	0.24	0.43	0.67	(0.51)	(0.24)	(0.75)	12.18	5.21	16,784	0.89		1.92		98
01/31/12	12.18	0.22	0.64	0.86	(0.27)	(0.18)	(0.45)	12.59	7.16	14,388	0.87		1.77		155
07/31/12@	12.59	0.09	0.12	0.21	—	—	—	12.80	1.67	13,362	0.87	†	1.40	†	121

Global Bond Portfolio — Class 3
01/31/08	10.55	0.45	1.34	1.79	(0.04)	(0.05)	(0.09)	12.25	17.01	112,182	1.07	(1)	4.18	(1)	55
01/31/09	12.25	0.28	(0.57)	(0.29)	(0.36)	(0.07)	(0.43)	11.53	(2.10)	134,028	1.02		2.34		89
01/31/10	11.53	0.29	1.10	1.39	(0.40)	(0.30)	(0.70)	12.22	12.05	161,802	0.96		2.43		72
01/31/11	12.22	0.22	0.44	0.66	(0.51)	(0.24)	(0.75)	12.13	5.09	190,660	0.99		1.82		98
01/31/12	12.13	0.20	0.65	0.85	(0.27)	(0.18)	(0.45)	12.53	7.06	229,351	0.97		1.63		155
07/31/12@	12.53	0.08	0.12	0.20	—	—	—	12.73	1.60	240,707	0.97	†	1.31	†	121

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	The ratio is gross of custody credits of 0.01%.

See Notes to Financial Statements

279

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

High-Yield Bond Portfolio — Class 1
01/31/08	$7.54	$0.59	$(0.76)	$(0.17)	$(0.57)	$—	$(0.57)	$6.80	(2.63)%		$156,636	0.74%		7.78%		78%
01/31/09	6.80	0.63	(2.42)	(1.79)	(0.72)	—	(0.72)	4.29	(27.54)		96,492	0.75		10.37		66
01/31/10	4.29	0.53	1.13	1.66	(0.46)	—	(0.46)	5.49	39.38	(1)	123,988	0.74		10.58		112
01/31/11	5.49	0.46	0.40	0.86	(0.57)	—	(0.57)	5.78	16.15	(1)	120,149	0.73		8.13		110
01/31/12	5.78	0.43	(0.19)	0.24	(0.50)	—	(0.50)	5.52	4.85		101,784	0.72		7.51		79
07/31/12@	5.52	0.20	0.16	0.36	—	—	—	5.88	6.52		110,133	0.71	†	7.22	†	54

High-Yield Bond Portfolio — Class 2
01/31/08	7.53	0.57	(0.75)	(0.18)	(0.56)	—	(0.56)	6.79	(2.78)		30,617	0.89		7.55		78
01/31/09	6.79	0.62	(2.42)	(1.80)	(0.71)	—	(0.71)	4.28	(27.75)		18,835	0.91		10.22		66
01/31/10	4.28	0.52	1.13	1.65	(0.45)	—	(0.45)	5.48	39.25	(1)	25,358	0.89		10.40		112
01/31/11	5.48	0.46	0.38	0.84	(0.56)	—	(0.56)	5.76	15.80	(1)	22,606	0.88		8.00		110
01/31/12	5.76	0.42	(0.18)	0.24	(0.49)	—	(0.49)	5.51	4.85		18,941	0.87		7.37		79
07/31/12@	5.51	0.20	0.15	0.35	—	—	—	5.86	6.35		18,473	0.86	†	7.08	†	54

High-Yield Bond Portfolio — Class 3
01/31/08	7.52	0.54	(0.73)	(0.19)	(0.55)	—	(0.55)	6.78	(2.87)		100,290	0.99		7.44		78
01/31/09	6.78	0.60	(2.40)	(1.80)	(0.70)	—	(0.70)	4.28	(27.71)		89,967	1.01		10.29		66
01/31/10	4.28	0.51	1.13	1.64	(0.45)	—	(0.45)	5.47	38.88	(1)	135,691	0.99		10.25		112
01/31/11	5.47	0.45	0.39	0.84	(0.56)	—	(0.56)	5.75	15.78	(1)	150,777	0.98		7.88		110
01/31/12	5.75	0.41	(0.17)	0.24	(0.49)	—	(0.49)	5.50	4.80		169,295	0.97		7.21		79
07/31/12@	5.50	0.20	0.14	0.34	—	—	—	5.84	6.18		185,902	0.96	†	6.97	†	54

Total Return Bond Portfolio — Class 1
01/31/08	7.68	0.52	(0.07)	0.45	(0.52)	—	(0.52)	7.61	5.90		66,587	0.97		6.66		33
01/31/09	7.61	0.31	0.07	0.38	(0.27)	—	(0.27)	7.72	5.31		78,982	0.81		4.14		348
01/31/10	7.72	0.28	0.72	1.00	(0.16)	—	(0.16)	8.56	13.05		115,667	0.68		3.45		177
01/31/11	8.56	0.21	0.18	0.39	(0.24)	—	(0.24)	8.71	4.50		125,024	0.67		2.35		289
01/31/12	8.71	0.23	0.46	0.69	(0.14)	(0.11)	(0.25)	9.15	7.96		130,310	0.66		2.57		147
07/31/12@	9.15	0.10	0.29	0.39	—	—	—	9.54	4.26		178,779	0.66	†	2.12	†	68

Total Return Bond Portfolio — Class 2
01/31/08	7.65	0.51	(0.07)	0.44	(0.51)	—	(0.51)	7.58	5.77		7,507	1.12		6.51		33
01/31/09	7.58	0.29	0.08	0.37	(0.26)	—	(0.26)	7.69	5.16		13,389	0.96		3.89		348
01/31/10	7.69	0.27	0.71	0.98	(0.15)	—	(0.15)	8.52	12.82		24,224	0.83		3.30		177
01/31/11	8.52	0.19	0.19	0.38	(0.23)	—	(0.23)	8.67	4.38		24,816	0.82		2.20		289
01/31/12	8.67	0.22	0.44	0.66	(0.12)	(0.11)	(0.23)	9.10	7.72		22,925	0.81		2.42		147
07/31/12@	9.10	0.09	0.30	0.39	—	—	—	9.49	4.29		24,985	0.81	†	1.98	†	68

Total Return Bond Portfolio — Class 3
01/31/08	7.64	0.49	(0.07)	0.42	(0.50)	—	(0.50)	7.56	5.55		7,617	1.22		6.50		33
01/31/09	7.56	0.23	0.13	0.36	(0.25)	—	(0.25)	7.67	5.07		134,355	1.03		3.31		348
01/31/10	7.67	0.25	0.73	0.98	(0.15)	—	(0.15)	8.50	12.77		289,484	0.93		3.14		177
01/31/11	8.50	0.18	0.18	0.36	(0.22)	—	(0.22)	8.64	4.18		493,783	0.92		2.09		289
01/31/12	8.64	0.20	0.46	0.66	(0.12)	(0.11)	(0.23)	9.07	7.65		753,735	0.91		2.33		147
07/31/12@	9.07	0.09	0.30	0.39	—	—	—	9.46	4.30		872,729	0.91	†	1.88	†	68

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

280

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Balanced Portfolio — Class 1
01/31/08	$15.13	$0.38	$(0.26)	$0.12	$(0.46)	$—	$(0.46)	$14.79	0.61	%(2)	$152,768	0.78%		2.45%		74%
01/31/09	14.79	0.34	(4.20)	(3.86)	(0.48)	—	(0.48)	10.45	(26.36)		86,808	0.80		2.52		91
01/31/10	10.45	0.25	2.55	2.80	(0.42)	—	(0.42)	12.83	26.80		93,954	0.84		2.08		108
01/31/11	12.83	0.25	1.74	1.99	(0.27)	—	(0.27)	14.55	15.62		95,033	0.83		1.79		104
01/31/12	14.55	0.24	0.50	0.74	(0.27)	—	(0.27)	15.02	5.21		85,104	0.83		1.61		127
07/31/12@	15.02	0.13	0.48	0.61	—	—	—	15.63	4.06		83,421	0.81	†	1.72	†	50
Balanced Portfolio — Class 2
01/31/08	15.11	0.36	(0.26)	0.10	(0.44)	—	(0.44)	14.77	0.47	(2)	18,865	0.93		2.30		74
01/31/09	14.77	0.32	(4.19)	(3.87)	(0.46)	—	(0.46)	10.44	(26.48)		10,879	0.95		2.38		91
01/31/10	10.44	0.23	2.55	2.78	(0.40)	—	(0.40)	12.82	26.63		11,919	0.99		1.93		108
01/31/11	12.82	0.23	1.74	1.97	(0.25)	—	(0.25)	14.54	15.49		11,255	0.98		1.64		104
01/31/12	14.54	0.22	0.49	0.71	(0.25)	—	(0.25)	15.00	4.99		9,492	0.98		1.47		127
07/31/12@	15.00	0.12	0.48	0.60	—	—	—	15.60	4.00		9,288	0.96	†	1.57	†	50
Balanced Portfolio — Class 3
01/31/08	15.09	0.34	(0.26)	0.08	(0.42)	—	(0.42)	14.75	0.38	(2)	19,232	1.03		2.19		74
01/31/09	14.75	0.30	(4.18)	(3.88)	(0.44)	—	(0.44)	10.43	(26.54)		14,287	1.06		2.28		91
01/31/10	10.43	0.21	2.54	2.75	(0.38)	—	(0.38)	12.80	26.43		20,834	1.09		1.80		108
01/31/11	12.80	0.20	1.76	1.96	(0.24)	—	(0.24)	14.52	15.42		31,514	1.08		1.51		104
01/31/12	14.52	0.20	0.49	0.69	(0.23)	—	(0.23)	14.98	4.90		45,154	1.08		1.36		127
07/31/12@	14.98	0.11	0.48	0.59	—	—	—	15.57	3.94		72,651	1.05	†	1.43	†	50

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/08	1/09	1/10	1/11	1/12	7/12†@
Balanced Class 1	0.01%	0.01%	0.00%	0.00%	0.00%	0.00%
Balanced Class 2	0.01	0.01	0.00	0.00	0.00	0.00
Balanced Class 3	0.01	0.01	0.00	0.00	0.00	0.00

(2)	The Portfolio’s total return was increased by less than 0.01% from gains on disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

281

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
MFS Total Return Portfolio — Class 1
01/31/08	$18.19	$0.49	$(0.35)	$0.14	$(0.49)	$(0.87)	$(1.36)	$16.97	0.43	%(3)	$569,694	0.71	%(1)	2.65	%(1)	58%
01/31/09	16.97	0.45	(4.46)	(4.01)	(0.52)	(1.09)	(1.61)	11.35	(24.37)		337,869	0.72	(1)	2.95	(1)	56
01/31/10	11.35	0.37	2.32	2.69	(0.50)	—	(0.50)	13.54	23.76		349,752	0.72	(1)	2.87	(1)	38
01/31/11	13.54	0.34	1.35	1.69	(0.42)	—	(0.42)	14.81	12.62		330,082	0.72	(1)	2.37	(1)	31
01/31/12	14.81	0.37	0.12	0.49	(0.41)	—	(0.41)	14.89	3.48		277,370	0.71	(1)	2.46	(1)	18
07/31/12@	14.89	0.18	0.43	0.61	—	—	—	15.50	4.10		263,128	0.72	(1)†	2.34	(1)†	11
MFS Total Return Portfolio — Class 2
01/31/08	18.17	0.46	(0.35)	0.11	(0.47)	(0.87)	(1.34)	16.94	0.23	(3)	113,207	0.86	(1)	2.50	(1)	58
01/31/09	16.94	0.43	(4.45)	(4.02)	(0.49)	(1.09)	(1.58)	11.34	(24.45)		62,628	0.87	(1)	2.80	(1)	56
01/31/10	11.34	0.35	2.31	2.66	(0.48)	—	(0.48)	13.52	23.49		61,969	0.87	(1)	2.73	(1)	38
01/31/11	13.52	0.32	1.35	1.67	(0.40)	—	(0.40)	14.79	12.46		57,793	0.87	(1)	2.22	(1)	31
01/31/12	14.79	0.34	0.12	0.46	(0.38)	—	(0.38)	14.87	3.29		48,757	0.86	(1)	2.31	(1)	18
07/31/12@	14.87	0.17	0.43	0.60	—	—	—	15.47	4.03		45,851	0.87	(1)†	2.19	(1)†	11
MFS Total Return Portfolio — Class 3
01/31/08	18.14	0.43	(0.34)	0.09	(0.45)	(0.87)	(1.32)	16.91	0.12	(3)	434,923	0.96	(1)	2.38	(1)	58
01/31/09	16.91	0.40	(4.42)	(4.02)	(0.48)	(1.09)	(1.57)	11.32	(24.54)		312,173	0.97	(1)	2.71	(1)	56
01/31/10	11.32	0.33	2.32	2.65	(0.47)	—	(0.47)	13.50	23.40		363,791	0.97	(1)	2.60	(1)	38
01/31/11	13.50	0.30	1.36	1.66	(0.39)	—	(0.39)	14.77	12.39		365,072	0.97	(1)	2.12	(1)	31
01/31/12	14.77	0.33	0.12	0.45	(0.37)	—	(0.37)	14.85	3.19		326,242	0.96	(1)	2.21	(1)	18
07/31/12@	14.85	0.16	0.43	0.59	—	—	—	15.44	3.97		326,717	0.97	(1)†	2.09	(1)†	11

SunAmerica Dynamic Allocation Portfolio — Class 3
01/23/12#-01/31/12	10.00	(0.01)	0.07	0.06	—	—	—	10.06	0.60		21,444	0.55	(2)†	(0.34	)(2)†	0
07/31/12@	10.06	(0.02)	0.22	0.20	—	—	—	10.26	1.99		974,134	0.55	(2)†	(0.36	)(2)†	9

SunAmerica Dynamic Strategy Portfolio — Class 3
07/16/12#- 07/31/12@	10.00	(0.01)	0.10	0.09	—	—	—	10.09	0.90		16,934	0.55	(2)†	(0.43	)(2)†	0

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
#	Commencement of operations
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/08	1/09	1/10	1/11	1/12	7/12†@
MFS Total Return Class 1	0.01	0.01	0.01	0.00	0.00	0.00%
MFS Total Return Class 2	0.01	0.01	0.01	0.00	0.00	0.00
MFS Total Return Class 3	0.00	0.01	0.01	0.00	0.00	0.00
(2)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses		Net Investment Income (Loss)
	1/12†	7/12†@	1/12†	7/12†@
SunAmerica Dynamic Allocation Class 3	10.18%	0.56%	(9.97)%	(0.37)%
SunAmerica Dynamic Strategy Class 3	—	2.24	—	(2.12)

(3)	The Portfolio’s total return was increased by less than 0.01% from payment by an affiliate.

See Notes to Financial Statements

282

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Telecom Utility Portfolio — Class 1
01/31/08	$10.94	$0.30	$0.97	$1.27	$(0.38)	$—	$(0.38)	$11.83	11.38%	$46,594	1.02	%(2)	2.44	%(2)	171%
01/31/09	11.83	0.27	(4.25)	(3.98)	(0.28)	—	(0.28)	7.57	(33.75)	22,918	1.03	(2)	2.54	(2)	69
01/31/10	7.57	0.33	1.82	2.15	(0.50)	—	(0.50)	9.22	28.40	23,270	1.06	(2)	3.83	(2)	66
01/31/11	9.22	0.31	1.64	1.95	(0.29)	—	(0.29)	10.88	21.40	23,542	1.15	(2)	3.08	(2)	53
01/31/12	10.88	0.37	0.15	0.52	(0.27)	—	(0.27)	11.13	4.87	22,471	1.17	(2)	3.25	(2)	51
07/31/12@	11.13	0.19	0.54	0.73	—	—	—	11.86	6.56	22,010	1.17	(2)†	3.25	(2)†	23

Telecom Utility Portfolio — Class 2
01/31/08	10.93	0.27	0.97	1.24	(0.36)	—	(0.36)	11.81	11.17	6,263	1.18	(2)	2.24	(2)	171
01/31/09	11.81	0.25	(4.24)	(3.99)	(0.26)	—	(0.26)	7.56	(33.88)	3,556	1.18	(2)	2.39	(2)	69
01/31/10	7.56	0.32	1.81	2.13	(0.48)	—	(0.48)	9.21	28.23	3,489	1.21	(2)	3.71	(2)	66
01/31/11	9.21	0.29	1.66	1.95	(0.28)	—	(0.28)	10.88	21.33	3,236	1.30	(2)	2.95	(2)	53
01/31/12	10.88	0.35	0.14	0.49	(0.25)	—	(0.25)	11.12	4.64	3,116	1.32	(2)	3.12	(2)	51
07/31/12@	11.12	0.18	0.54	0.72	—	—	—	11.84	6.47	3,005	1.32	(2)†	3.09	(2)†	23

Telecom Utility Portfolio — Class 3
01/31/08	10.91	0.19	1.04	1.23	(0.35)	—	(0.35)	11.79	11.12	7,659	1.35	(2)	1.65	(2)	171
01/31/09	11.79	0.24	(4.23)	(3.99)	(0.25)	—	(0.25)	7.55	(33.94)	7,674	1.29	(2)	2.40	(2)	69
01/31/10	7.55	0.29	1.83	2.12	(0.47)	—	(0.47)	9.20	28.14	9,595	1.31	(2)	3.37	(2)	66
01/31/11	9.20	0.28	1.65	1.93	(0.27)	—	(0.27)	10.86	21.20	11,500	1.40	(2)	2.80	(2)	53
01/31/12	10.86	0.30	0.18	0.48	(0.24)	—	(0.24)	11.10	4.55	20,437	1.42	(2)	2.76	(2)	51
07/31/12@	11.10	0.17	0.54	0.71	—	—	—	11.81	6.40	23,195	1.43	(2)†	3.05	(2)†	23

Equity Index Portfolio — Class 1
01/31/08	12.18	0.18	(0.49)	(0.31)	(0.20)	—	(0.20)	11.67	(2.76)	30,261	0.55	(1)	1.44	(1)	2
01/31/09	11.67	0.18	(4.66)	(4.48)	(0.22)	—	(0.22)	6.97	(38.73)	15,907	0.55	(1)	1.74	(1)	4
01/31/10	6.97	0.14	2.11	2.25	(0.22)	—	(0.22)	9.00	32.31	17,029	0.55	(1)	1.68	(1)	3
01/31/11	9.00	0.14	1.80	1.94	(0.16)	—	(0.16)	10.78	21.76	18,563	0.55	(1)	1.46	(1)	22
01/31/12	10.78	0.16	0.22	0.38	(0.17)	—	(0.17)	10.99	3.66	18,485	0.55	(1)	1.52	(1)	32
07/31/12@	10.99	0.07	0.55	0.62	—	—	—	11.61	5.64	96,157	0.55	(1)†	1.36	(1)†	61

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/08	1/09	1/10	1/11	1/12	7/12†@	1/08	1/09	1/10	1/11	1/12	7/12†@
Equity Index Class 1	0.70%	0.81%	0.87%	0.88%	1.06%	0.80%	1.29%	1.48%	1.36%	1.13%	1.01%	1.11%
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/08	1/09	1/10	1/11	1/12	7/12†@
Telecom Utility Class 1	0.02%	0.01%	0.01%	0.01%	0.00%	0.00%
Telecom Utility Class 2	0.02	0.01	0.01	0.01	0.00	0.00
Telecom Utility Class 3	0.02	0.01	0.01	0.01	0.00	0.00

See Notes to Financial Statements

283

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Growth-Income Portfolio — Class 1
01/31/08	$27.78	$0.19	$(0.56)	$(0.37)	$(0.28)	$—	$(0.28)	$27.13	(1.46)%	$418,964	0.64	%(1)	0.69	%(1)	34%
01/31/09	27.13	0.20	(10.64)	(10.44)	(0.27)	(3.04)	(3.31)	13.38	(40.37)	190,022	0.68	(1)	0.90	(1)	70
01/31/10	13.38	0.14	3.69	3.83	(0.23)	—	(0.23)	16.98	28.61	198,240	0.71	(1)	0.90	(1)	49
01/31/11	16.98	0.18	2.87	3.05	(0.17)	—	(0.17)	19.86	18.08	194,380	0.74	(1)	0.97	(1)	129
01/31/12	19.86	0.53	1.60	2.13	(0.20)	—	(0.20)	21.79	10.83	180,705	0.73	(1)	2.51	(1)	49
07/31/12@	21.79	0.27	1.19	1.46	—	—	—	23.25	6.70	209,244	0.71	(1)†	2.41	(1)†	21

Growth-Income Portfolio — Class 2
01/31/08	27.74	0.15	(0.57)	(0.42)	(0.24)	—	(0.24)	27.08	(1.63)	29,346	0.79	(1)	0.54	(1)	34
01/31/09	27.08	0.17	(10.61)	(10.44)	(0.23)	(3.04)	(3.27)	13.37	(40.43)	12,742	0.83	(1)	0.74	(1)	70
01/31/10	13.37	0.12	3.68	3.80	(0.20)	—	(0.20)	16.97	28.39	12,657	0.86	(1)	0.75	(1)	49
01/31/11	16.97	0.15	2.87	3.02	(0.15)	—	(0.15)	19.84	17.88	11,910	0.89	(1)	0.82	(1)	129
01/31/12	19.84	0.49	1.61	2.10	(0.17)	—	(0.17)	21.77	10.69	11,423	0.88	(1)	2.35	(1)	49
07/31/12@	21.77	0.26	1.18	1.44	—	—	—	23.21	6.61	11,407	0.86	(1)†	2.30	(1)†	21

Growth-Income Portfolio — Class 3
01/31/08	27.70	0.14	(0.59)	(0.45)	(0.21)	—	(0.21)	27.04	(1.71)	29,996	0.89	(1)	0.44	(1)	34
01/31/09	27.04	0.14	(10.59)	(10.45)	(0.19)	(3.04)	(3.23)	13.36	(40.49)	15,633	0.93	(1)	0.64	(1)	70
01/31/10	13.36	0.10	3.68	3.78	(0.18)	—	(0.18)	16.96	28.25	18,005	0.96	(1)	0.64	(1)	49
01/31/11	16.96	0.13	2.88	3.01	(0.14)	—	(0.14)	19.83	17.79	20,709	0.99	(1)	0.74	(1)	129
01/31/12	19.83	0.43	1.64	2.07	(0.15)	—	(0.15)	21.75	10.54	67,491	0.97	(1)	2.16	(1)	49
07/31/12@	21.75	0.24	1.19	1.43	—	—	—	23.18	6.57	90,191	0.96	(1)†	2.15	(1)†	21

Equity Opportunities Portfolio — Class 1
01/31/08	19.26	0.19	(1.25)	(1.06)	(0.35)	(1.96)	(2.31)	15.89	(7.05)	110,739	0.88	(1)	1.00	(1)	170
01/31/09	15.89	0.11	(5.97)	(5.86)	(0.23)	(2.82)	(3.05)	6.98	(40.05)	50,402	1.00		0.88		142
01/31/10	6.98	0.07	2.76	2.83	(0.12)	—	(0.12)	9.69	40.50	57,061	1.03		0.81		147
01/31/11	9.69	0.08	2.04	2.12	(0.08)	—	(0.08)	11.73	21.90	57,586	0.90		0.73		49
01/31/12	11.73	0.08	0.30	0.38	(0.07)	—	(0.07)	12.04	3.28	48,195	0.91		0.70		36
07/31/12@	12.04	0.04	0.76	0.80	—	—	—	12.84	6.64	47,603	0.92	†	0.70	†	30

Equity Opportunities Portfolio — Class 2
01/31/08	19.22	0.16	(1.25)	(1.09)	(0.32)	(1.96)	(2.28)	15.85	(7.20)	15,375	1.04	(1)	0.85	(1)	170
01/31/09	15.85	0.09	(5.95)	(5.86)	(0.20)	(2.82)	(3.02)	6.97	(40.11)	7,397	1.15		0.73		142
01/31/10	6.97	0.06	2.75	2.81	(0.10)	—	(0.10)	9.68	40.28	8,455	1.18		0.67		147
01/31/11	9.68	0.06	2.03	2.09	(0.06)	—	(0.06)	11.71	21.64	8,364	1.05		0.58		49
01/31/12	11.71	0.06	0.31	0.37	(0.05)	—	(0.05)	12.03	3.18	6,703	1.06		0.55		36
07/31/12@	12.03	0.03	0.76	0.79	—	—	—	12.82	6.57	6,320	1.06	†	0.55	†	30

Equity Opportunities Portfolio — Class 3
01/31/08	19.19	0.13	(1.23)	(1.10)	(0.30)	(1.96)	(2.26)	15.83	(7.23)	57,467	1.14	(1)	0.73	(1)	170
01/31/09	15.83	0.08	(5.96)	(5.88)	(0.18)	(2.82)	(3.00)	6.95	(40.28)	29,036	1.25		0.62		142
01/31/10	6.95	0.05	2.74	2.79	(0.08)	—	(0.08)	9.66	40.22	33,239	1.28		0.56		147
01/31/11	9.66	0.05	2.03	2.08	(0.05)	—	(0.05)	11.69	21.57	34,010	1.15		0.48		49
01/31/12	11.69	0.05	0.31	0.36	(0.04)	—	(0.04)	12.01	3.07	29,537	1.16		0.45		36
07/31/12@	12.01	0.03	0.75	0.78	—	—	—	12.79	6.49	30,317	1.17	†	0.45	†	30

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/08	1/09	1/10	1/11	1/12	7/12†@
Growth-Income Class 1	0.00%	0.01%	0.00%	0.00%	0.00%	0.00%
Growth-Income Class 2	0.01	0.01	0.00	0.00	0.00	0.00
Growth-Income Class 3	0.01	0.01	0.00	0.00	0.00	0.00
Equity Opportunities Class 1	0.03	—	—	—	—	—
Equity Opportunities Class 2	0.02	—	—	—	—	—
Equity Opportunities Class 3	0.02	—	—	—	—	—

See Notes to Financial Statements

284

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Davis Venture Value Portfolio — Class 1
01/31/08	$33.22	$0.41	$(0.51)	$(0.10)	$(0.31)	$(1.54)	$(1.85)	$31.27	(0.80)%		$1,348,011	0.77	%(1)	1.21	%(1)	14%
01/31/09	31.27	0.29	(12.30)	(12.01)	(0.48)	(4.11)	(4.59)	14.67	(41.35	)(2)	606,016	0.78	(1)	1.12	(1)	16
01/31/10	14.67	0.15	6.00	6.15	(0.30)	(0.44)	(0.74)	20.08	41.94		700,922	0.77	(1)	0.81	(1)	14
01/31/11	20.08	0.18	3.42	3.60	(0.16)	—	(0.16)	23.52	18.01		684,524	0.79	(1)	0.86	(1)	11
01/31/12	23.52	0.23	(0.53)	(0.30)	(0.31)	—	(0.31)	22.91	(1.16)		552,275	0.78	(1)	1.01	(1)	13
07/31/12@	22.91	0.11	0.49	0.60	—	—	—	23.51	2.62		520,579	0.78	(1)†	0.97	(1)†	10
Davis Venture Value Portfolio — Class 2
01/31/08	33.16	0.36	(0.52)	(0.16)	(0.26)	(1.54)	(1.80)	31.20	(0.96)		187,528	0.92	(1)	1.06	(1)	14
01/31/09	31.20	0.25	(12.26)	(12.01)	(0.43)	(4.11)	(4.54)	14.65	(41.42	)(2)	85,946	0.93	(1)	0.97	(1)	16
01/31/10	14.65	0.12	5.99	6.11	(0.26)	(0.44)	(0.70)	20.06	41.73		97,993	0.92	(1)	0.66	(1)	14
01/31/11	20.06	0.15	3.41	3.56	(0.14)	—	(0.14)	23.48	17.78		94,096	0.94	(1)	0.71	(1)	11
01/31/12	23.48	0.20	(0.52)	(0.32)	(0.27)	—	(0.27)	22.89	(1.27)		75,904	0.93	(1)	0.86	(1)	13
07/31/12@	22.89	0.10	0.48	0.58	—	—	—	23.47	2.53		71,087	0.93	(1)†	0.82	(1)†	10
Davis Venture Value Portfolio — Class 3
01/31/08	33.11	0.31	(0.51)	(0.20)	(0.23)	(1.54)	(1.77)	31.14	(1.07)		734,025	1.02	(1)	0.93	(1)	14
01/31/09	31.14	0.22	(12.24)	(12.02)	(0.39)	(4.11)	(4.50)	14.62	(41.49	)(2)	435,006	1.03	(1)	0.88	(1)	16
01/31/10	14.62	0.10	5.98	6.08	(0.24)	(0.44)	(0.68)	20.02	41.59		562,676	1.02	(1)	0.55	(1)	14
01/31/11	20.02	0.13	3.41	3.54	(0.12)	—	(0.12)	23.44	17.72		633,248	1.04	(1)	0.61	(1)	11
01/31/12	23.44	0.17	(0.52)	(0.35)	(0.25)	—	(0.25)	22.84	(1.37)		607,474	1.03	(1)	0.75	(1)	13
07/31/12@	22.84	0.08	0.48	0.56	—	—	—	23.40	2.45		595,348	1.03	(1)†	0.72	(1)†	10
“Dogs” of Wall Street Portfolio — Class 1
01/31/08	12.00	0.25	(0.55)	(0.30)	(0.31)	(0.72)	(1.03)	10.67	(2.89)		45,384	0.73	(1)	2.24	(1)	61
01/31/09	10.67	0.29	(3.81)	(3.52)	(0.33)	(1.71)	(2.04)	5.11	(37.13)		21,919	0.75	(1)	3.31	(1)	74
01/31/10	5.11	0.20	1.65	1.85	(0.30)	—	(0.30)	6.66	36.46		24,588	0.78		3.35		66
01/31/11	6.66	0.21	1.03	1.24	(0.21)	—	(0.21)	7.69	18.71		26,724	0.78		2.84		45
01/31/12	7.69	0.23	1.00	1.23	(0.19)	—	(0.19)	8.73	16.15		30,404	0.74		2.80		56
07/31/12@	8.73	0.13	0.61	0.74	—	—	—	9.47	8.48		31,032	0.74	†	2.77	†	40
“Dogs” of Wall Street Portfolio — Class 2
01/31/08	11.98	0.24	(0.55)	(0.31)	(0.29)	(0.72)	(1.01)	10.66	(2.94)		14,126	0.88	(1)	2.09	(1)	61
01/31/09	10.66	0.27	(3.80)	(3.53)	(0.31)	(1.71)	(2.02)	5.11	(37.20)		6,790	0.90	(1)	3.17	(1)	74
01/31/10	5.11	0.19	1.65	1.84	(0.29)	—	(0.29)	6.66	36.19		7,683	0.93		3.19		66
01/31/11	6.66	0.20	1.02	1.22	(0.20)	—	(0.20)	7.68	18.38		7,429	0.93		2.70		45
01/31/12	7.68	0.22	0.99	1.21	(0.17)	—	(0.17)	8.72	16.01		7,287	0.89		2.65		56
07/31/12@	8.72	0.12	0.61	0.73	—	—	—	9.45	8.37		7,209	0.89	†	2.62	†	40
“Dogs” of Wall Street Portfolio — Class 3
01/31/08	11.96	0.22	(0.54)	(0.32)	(0.28)	(0.72)	(1.00)	10.64	(3.04)		19,060	0.99	(1)	1.99	(1)	61
01/31/09	10.64	0.26	(3.79)	(3.53)	(0.30)	(1.71)	(2.01)	5.10	(37.27)		10,859	1.00	(1)	3.08	(1)	74
01/31/10	5.10	0.18	1.65	1.83	(0.28)	—	(0.28)	6.65	36.09		14,054	1.03		3.06		66
01/31/11	6.65	0.18	1.03	1.21	(0.20)	—	(0.20)	7.66	18.24		25,784	1.03		2.57		45
01/31/12	7.66	0.21	1.00	1.21	(0.17)	—	(0.17)	8.70	15.95		41,070	0.99		2.55		56
07/31/12@	8.70	0.11	0.61	0.72	—	—	—	9.42	8.28		48,924	0.99	†	2.51	†	40

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/08	1/09	1/10	1/11	1/12	7/12†@
Davis Venture Value Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Davis Venture Value Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Davis Venture Value Class 3	0.00	0.00	0.00	0.00	0.00	0.00
“Dogs” of Wall Street Class 1	0.01	0.00	—	—	—	—
“Dogs” of Wall Street Class 2	0.01	0.00	—	—	—	—
“Dogs” of Wall Street Class 3	0.01	0.00	—	—	—	—
(2)	The Portfolio’s performance figure was increased by 0.04% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

285

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Alliance Growth Portfolio — Class 1
01/31/08	$22.48	$0.04	$(0.04)	$0.00	$(0.01)	$—	$(0.01)	$22.47	(0.00)%	$470,282	0.66%		0.15%		110%
01/31/09	22.47	0.09	(8.31)	(8.22)	(0.03)	—	(0.03)	14.22	(36.59)	227,852	0.68		0.43		98
01/31/10	14.22	0.16	5.39	5.55	(0.11)	—	(0.11)	19.66	39.01	257,596	0.68		0.91		98
01/31/11	19.66	0.10	4.04	4.14	(0.18)	—	(0.18)	23.62	21.16	260,478	0.70		0.48		87
01/31/12	23.62	0.11	0.64	0.75	(0.12)	—	(0.12)	24.25	3.21	225,882	0.69		0.48		94
07/31/12@	24.25	0.04	0.14	0.18	—	—	—	24.43	0.74	209,641	0.70	†	0.27	†	56

Alliance Growth Portfolio — Class 2
01/31/08	22.44	(0.00)	(0.03)	(0.03)	—	—	—	22.41	(0.13)	54,957	0.81		(0.00)		110
01/31/09	22.41	0.06	(8.29)	(8.23)	—	—	—	14.18	(36.72)	28,856	0.83		0.28		98
01/31/10	14.18	0.14	5.37	5.51	(0.08)	—	(0.08)	19.61	38.84	31,878	0.83		0.76		98
01/31/11	19.61	0.07	4.03	4.10	(0.15)	—	(0.15)	23.56	21.00	31,388	0.85		0.33		87
01/31/12	23.56	0.08	0.63	0.71	(0.08)	—	(0.08)	24.19	3.03	26,532	0.84		0.33		94
07/31/12@	24.19	0.02	0.15	0.17	—	—	—	24.36	0.70	24,198	0.85	†	0.12	†	56

Alliance Growth Portfolio — Class 3
01/31/08	22.39	(0.03)	(0.02)	(0.05)	—	—	—	22.34	(0.22)	236,778	0.91		(0.11)		110
01/31/09	22.34	0.04	(8.26)	(8.22)	—	—	—	14.12	(36.80)	131,182	0.93		0.18		98
01/31/10	14.12	0.11	5.36	5.47	(0.06)	—	(0.06)	19.53	38.73	150,590	0.93		0.64		98
01/31/11	19.53	0.05	4.00	4.05	(0.13)	—	(0.13)	23.45	20.83	155,349	0.95		0.23		87
01/31/12	23.45	0.05	0.64	0.69	(0.05)	—	(0.05)	24.09	2.97	132,588	0.94		0.23		94
07/31/12@	24.09	0.00	0.15	0.15	—	—	—	24.24	0.62	124,185	0.95	†	0.02	†	56

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/08	1/09	1/10	1/11	1/12	7/12†@
Alliance Growth Class 1	0.01%	0.01%	0.01%	0.00%	0.00%	0.01%
Alliance Growth Class 2	0.01	0.01	0.01	0.00	0.00	0.01
Alliance Growth Class 3	0.01	0.01	0.01	0.00	0.00	0.01

See Notes to Financial Statements

286

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(2)		Ratio of net investment income (loss) to average net assets(2)		Portfolio turnover

Capital Growth Portfolio — Class 1
01/31/08	$9.01	$(0.01)	$0.22	$0.21	$(0.11)	$—	$(0.11)	$9.11	2.20%	$16,081	1.13	%(1)	(0.13	)%(1)	120%
01/31/09	9.11	(0.01)	(3.80)	(3.81)	—	—	—	5.30	(41.82)	7,374	1.06		(0.15)		62
01/31/10	5.30	0.00	2.13	2.13	—	—	—	7.43	40.19	10,774	1.00		0.02		47
01/31/11	7.43	0.01	1.28	1.29	—	—	—	8.72	17.36	9,843	1.04		0.08		57
01/31/12	8.72	0.03	0.20	0.23	—	—	—	8.95	2.64	8,122	1.00		0.39		26
07/31/12@	8.95	0.02	0.32	0.34	—	—	—	9.29	3.80	7,435	1.01	†	0.48	†	15

Capital Growth Portfolio — Class 2
01/31/08	8.96	(0.03)	0.23	0.20	(0.10)	—	(0.10)	9.06	2.10	5,069	1.28	(1)	(0.29	)(1)	120
01/31/09	9.06	(0.02)	(3.78)	(3.80)	—	—	—	5.26	(41.94)	2,402	1.21		(0.30)		62
01/31/10	5.26	(0.01)	2.12	2.11	—	—	—	7.37	40.11	2,847	1.15		(0.11)		47
01/31/11	7.37	(0.01)	1.27	1.26	—	—	—	8.63	17.10	2,579	1.19		(0.07)		57
01/31/12	8.63	0.02	0.20	0.22	—	—	—	8.85	2.55	2,453	1.15		0.23		26
07/31/12@	8.85	0.02	0.31	0.33	—	—	—	9.18	3.73	2,317	1.16	†	0.33	†	15

Capital Growth Portfolio — Class 3
01/31/08	8.94	(0.05)	0.24	0.19	(0.10)	—	(0.10)	9.03	1.91	41,607	1.40	(1)	(0.55	)(1)	120
01/31/09	9.03	(0.03)	(3.76)	(3.79)	—	—	—	5.24	(41.97)	43,391	1.32		(0.43)		62
01/31/10	5.24	(0.01)	2.10	2.09	—	—	—	7.33	39.89	52,840	1.25		(0.21)		47
01/31/11	7.33	(0.01)	1.26	1.25	—	—	—	8.58	17.05	57,071	1.29		(0.18)		57
01/31/12	8.58	0.01	0.20	0.21	—	—	—	8.79	2.45	51,159	1.25		0.14		26
07/31/12@	8.79	0.01	0.31	0.32	—	—	—	9.11	3.64	49,440	1.26	†	0.23	†	15

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

1/08
Capital Growth Class 1	0.01%
Capital Growth Class 2	0.01
Capital Growth Class 3	0.01
(2)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/08(1)	1/09	1/10	1/11	1/12	7/12†@	1/08(1)	1/09	1/10	1/11	1/12	7/12†@
Capital Growth Class 1	1.18%	1.11%	1.05%	1.09%	1.05%	1.06%	(0.18)%	(0.20)%	(0.03)%	0.03%	0.34%	0.43%
Capital Growth Class 2	1.33	1.26	1.20	1.24	1.20	1.21	(0.34)	(0.35)	(0.16)	(0.12)	0.18	0.28
Capital Growth Class 3	1.45	1.37	1.30	1.34	1.30	1.31	(0.60)	(0.48)	(0.26)	(0.23)	0.09	0.18

See Notes to Financial Statements

287

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover
MFS Massachusetts Investors Trust Portfolio — Class 1
01/31/08	$14.15	$0.12	$0.30	$0.42	$(0.18)	$—	$(0.18)	$14.39	2.84	%(3)	$128,090	0.78%		0.81%		23%
01/31/09	14.39	0.17	(4.96)	(4.79)	(0.14)	—	(0.14)	9.46	(33.44)		65,174	0.79		1.31		33
01/31/10	9.46	0.14	2.85	2.99	(0.15)	—	(0.15)	12.30	31.65		71,683	0.79		1.26		37
01/31/11	12.30	0.12	1.96	2.08	(0.13)	—	(0.13)	14.25	16.98		71,022	0.79		0.88		23
01/31/12	14.25	0.15	0.00	0.15	(0.10)	—	(0.10)	14.30	1.10		60,799	0.78		1.06		23
07/31/12@	14.30	0.08	0.83	0.91	—	—	—	15.21	6.36		99,073	0.78	†	1.13	†	18
MFS Massachusetts Investors Trust Portfolio — Class 2
01/31/08	14.14	0.10	0.29	0.39	(0.16)	—	(0.16)	14.37	2.64	(3)	23,643	0.93		0.65		23
01/31/09	14.37	0.15	(4.95)	(4.80)	(0.12)	—	(0.12)	9.45	(33.55)		12,919	0.94		1.16		33
01/31/10	9.45	0.12	2.85	2.97	(0.13)	—	(0.13)	12.29	31.48		14,573	0.94		1.10		37
01/31/11	12.29	0.10	1.96	2.06	(0.11)	—	(0.11)	14.24	16.84		14,689	0.94		0.73		23
01/31/12	14.24	0.13	0.00	0.13	(0.08)	—	(0.08)	14.29	0.95		12,472	0.93		0.91		23
07/31/12@	14.29	0.08	0.82	0.90	—	—	—	15.19	6.30		12,190	0.92	†	1.04	†	18
MFS Massachusetts Investors Trust Portfolio — Class 3
01/31/08	14.12	0.08	0.29	0.37	(0.14)	—	(0.14)	14.35	2.56	(3)	53,153	1.03		0.55		23
01/31/09	14.35	0.13	(4.94)	(4.81)	(0.10)	—	(0.10)	9.44	(33.62)		68,881	1.04		1.05		33
01/31/10	9.44	0.11	2.84	2.95	(0.12)	—	(0.12)	12.27	31.30		118,375	1.04		0.95		37
01/31/11	12.27	0.08	1.97	2.05	(0.10)	—	(0.10)	14.22	16.77		193,423	1.04		0.62		23
01/31/12	14.22	0.11	0.00	0.11	(0.07)	—	(0.07)	14.26	0.79		269,546	1.03		0.80		23
07/31/12@	14.26	0.07	0.83	0.90	—	—	—	15.16	6.31		296,147	1.02	†	0.94	†	18
Fundamental Growth Portfolio — Class 1
01/31/08	16.74	(0.01)	0.02	0.01	—	—	—	16.75	0.06		120,755	0.92	(2)	(0.04	)(2)	197
01/31/09	16.75	(0.01)	(6.77)	(6.78)	—	—	—	9.97	(40.48)		56,847	0.93		(0.12)		151
01/31/10	9.97	0.01	3.19	3.20	—	—	—	13.17	32.10		63,212	0.94	(2)	0.01	(2)	151
01/31/11	13.17	(0.03)	3.55	3.52	—	—	—	16.69	26.73		67,429	0.90	(2)	(0.23	)(2)	121
01/31/12	16.69	(0.01)	(0.05)	(0.06)	—	—	—	16.63	(0.36)		56,738	0.91	(2)	(0.08	)(2)	111
07/31/12@	16.63	(0.01)	0.88	0.87	—	—	—	17.50	5.23		78,112	0.95	†	(0.11	)†	62
Fundamental Growth Portfolio — Class 2
01/31/08	16.69	(0.03)	0.02	(0.01)	—	—	—	16.68	(0.06)		6,295	1.07	(2)	(0.19	)(2)	197
01/31/09	16.68	(0.03)	(6.73)	(6.76)	—	—	—	9.92	(40.53)		3,041	1.08		(0.27)		151
01/31/10	9.92	(0.01)	3.17	3.16	—	—	—	13.08	31.85		3,383	1.09	(2)	(0.13	)(2)	151
01/31/11	13.08	(0.05)	3.53	3.48	—	—	—	16.56	26.61		3,517	1.05	(2)	(0.38	)(2)	121
01/31/12	16.56	(0.04)	(0.06)	(0.10)	—	—	—	16.46	(0.60)		2,863	1.06	(2)	(0.23	)(2)	111
07/31/12@	16.46	(0.02)	0.88	0.86	—	—	—	17.32	5.22		2,822	1.10	†	(0.25	)†	62
Fundamental Growth Portfolio — Class 3
01/31/08	16.64	(0.05)	0.03	(0.02)	—	—	—	16.62	(0.12)		61,480	1.20	(2)	(0.32	)(2)	197
01/31/09	16.62	(0.04)	(6.71)	(6.75)	—	—	—	9.87	(40.61)		68,490	1.18		(0.32)		151
01/31/10	9.87	(0.02)	3.16	3.14	—	—	—	13.01	31.81		79,364	1.19	(2)	(0.24	)(2)	151
01/31/11	13.01	(0.07)	3.50	3.43	—	—	—	16.44	26.36		90,325	1.15	(2)	(0.48	)(2)	121
01/31/12	16.44	(0.05)	(0.06)	(0.11)	—	—	—	16.33	(0.67)		82,433	1.16	(2)	(0.33	)(2)	111
07/31/12@	16.33	(0.03)	0.87	0.84	—	—	—	17.17	5.14		79,070	1.20	†	(0.35	)†	62

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/08	1/09	1/10	1/11	1/12	7/12†@
MFS Massachusetts Investors Trust Class 1	0.01%	0.01%	0.01%	0.00%	0.00%	0.00%
MFS Massachusetts Investors Trust Class 2	0.00	0.01	0.01	0.00	0.00	0.00
MFS Massachusetts Investors Trust Class 3	0.01	0.01	0.01	0.00	0.00	0.00
Fundamental Growth Class 1	0.03	0.04	0.05	0.03	0.02	0.01
Fundamental Growth Class 2	0.03	0.04	0.05	0.03	0.02	0.01
Fundamental Growth Class 3	0.03	0.04	0.05	0.03	0.02	0.01
(2)	During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/08(1)	1/09	1/10(1)	1/11(1)	1/12(1)	1/08(1)	1/09	1/10(1)	1/11(1)	1/12(1)
Fundamental Growth Portfolio Class 1	0.94%	—	0.96%	0.95%	0.94%	(0.07)%	—	(0.01)%	(0.28)%	(0.11)%
Fundamental Growth Portfolio Class 2	1.09	—	1.11	1.10	1.09	(0.22)	—	(0.15)	(0.43)	(0.26)
Fundamental Growth Portfolio Class 3	1.21	—	1.21	1.20	1.19	(0.33)	—	(0.26)	(0.53)	(0.36)
(3)	The Portfolio’s total return was increased by less than 0.01% from a payment by an affiliate.

See Notes to Financial Statements

288

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)		Portfolio turnover

Blue Chip Growth Portfolio — Class 1
01/31/08	$7.13	$0.03	$0.11	$0.14	$(0.03)	$—	$(0.03)	$7.24	1.86%		$20,216	0.85%		0.34%		71%
01/31/09	7.24	0.02	(2.60)	(2.58)	(0.03)	—	(0.03)	4.63	(35.70	)(3)	9,323	0.85		0.26		51
01/31/10	4.63	0.02	1.58	1.60	(0.02)	—	(0.02)	6.21	34.54		11,435	0.85		0.38		45
01/31/11	6.21	0.01	1.22	1.23	(0.02)	—	(0.02)	7.42	19.82		10,313	0.85		0.24		101
01/31/12	7.42	0.01	(0.07)	(0.06)	(0.02)	—	(0.02)	7.34	(0.84)		11,410	0.85		0.16		201
07/31/12@	7.34	0.00	0.17	0.17	—	—	—	7.51	2.32		9,445	0.85	†	0.11	†	166

Blue Chip Growth Portfolio — Class 2
01/31/08	7.12	0.02	0.12	0.14	(0.02)	—	(0.02)	7.24	1.88		8,812	1.00		0.21		71
01/31/09	7.24	0.01	(2.60)	(2.59)	(0.02)	—	(0.02)	4.63	(35.83	)(3)	4,449	1.00		0.11		51
01/31/10	4.63	0.01	1.58	1.59	(0.01)	—	(0.01)	6.21	34.33		4,900	1.00		0.23		45
01/31/11	6.21	0.01	1.20	1.21	(0.01)	—	(0.01)	7.41	19.51		4,984	1.00		0.08		101
01/31/12	7.41	0.00	(0.07)	(0.07)	(0.01)	—	(0.01)	7.33	(0.98)		3,959	1.00		0.02		201
07/31/12@	7.33	(0.00)	0.17	0.17	—	—	—	7.50	2.32		3,795	1.00	†	(0.04	)†	166

Blue Chip Growth Portfolio — Class 3
01/31/08	7.11	0.00	0.13	0.13	(0.01)	—	(0.01)	7.23	1.80		16,270	1.10		0.05		71
01/31/09	7.23	0.00	(2.60)	(2.60)	(0.01)	—	(0.01)	4.62	(35.96	)(3)	10,761	1.10		0.01		51
01/31/10	4.62	0.01	1.57	1.58	(0.00)	—	(0.00)	6.20	34.27		19,854	1.10		0.09		45
01/31/11	6.20	0.00	1.20	1.20	(0.00)	—	(0.00)	7.40	19.44		48,823	1.10		(0.02)		101
01/31/12	7.40	(0.01)	(0.07)	(0.08)	(0.00)	—	(0.00)	7.32	(1.08)		70,389	1.10		(0.09)		201
07/31/12@	7.32	(0.01)	0.17	0.16	—	—	—	7.48	2.19		71,152	1.10	†	(0.15	)†	166

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/08(2)	1/09(2)	1/10(2)	1/11(2)	1/12(2)	7/12(2)†@	1/08(2)	1/09(2)	1/10(2)	1/11(2)	1/12(2)	7/12(2)†@
Blue Chip Growth Class 1	0.91%	0.93%	0.97%	0.94%	0.89%	0.85%	0.28%	0.17%	0.26%	0.16%	0.13%	0.11%
Blue Chip Growth Class 2	1.06	1.09	1.12	1.09	1.04	1.00	0.15	0.02	0.11	(0.00)	(0.02)	(0.04)
Blue Chip Growth Class 3	1.17	1.19	1.22	1.18	1.14	1.10	(0.02)	(0.08)	(0.03)	(0.10)	(0.12)	(0.15)
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/08	1/09	1/10	1/11	1/12	7/12†@
Blue Chip Growth Class 1	0.01%	0.01%	0.00%	0.01%	0.01%	0.01%
Blue Chip Growth Class 2	0.01	0.01	0.00	0.01	0.01	0.01
Blue Chip Growth Class 3	0.01	0.01	0.00	0.01	0.01	0.01
(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

289

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

Real Estate Portfolio — Class 1
01/31/08	$25.89	$0.48	$(5.30)	$(4.82)	$(0.34)	$(3.56)	$(3.90)	$17.17	(20.98	)%(3)	$98,168	0.84%		2.12%		60%
01/31/09	17.17	0.31	(7.85)	(7.54)	(0.53)	(2.20)	(2.73)	6.90	(49.83)		37,470	0.85	(2)	2.20	(2)	44
01/31/10	6.90	0.21	2.63	2.84	(0.19)	—	(0.19)	9.55	41.19	(3)	41,157	0.86	(2)	2.58	(2)	71
01/31/11	9.55	0.13	2.65	2.78	(0.21)	—	(0.21)	12.12	29.17		45,848	0.85		1.19		45
01/31/12	12.12	0.16	1.19	1.35	(0.12)	—	(0.12)	13.35	11.34		44,665	0.83		1.28		83
07/31/12@	13.35	0.15	1.20	1.35	—	—	—	14.70	10.11		61,362	0.83	†	2.22	†	24

Real Estate Portfolio — Class 2
01/31/08	25.81	0.45	(5.30)	(4.85)	(0.30)	(3.56)	(3.86)	17.10	(21.13	)(3)	23,543	0.99		1.98		60
01/31/09	17.10	0.29	(7.82)	(7.53)	(0.49)	(2.20)	(2.69)	6.88	(49.87)		8,848	1.00	(2)	2.04	(2)	44
01/31/10	6.88	0.19	2.61	2.80	(0.16)	—	(0.16)	9.52	40.84	(3)	10,222	1.01	(2)	2.41	(2)	71
01/31/11	9.52	0.12	2.63	2.75	(0.19)	—	(0.19)	12.08	29.00		11,317	1.00		1.05		45
01/31/12	12.08	0.14	1.19	1.33	(0.10)	—	(0.10)	13.31	11.17		10,197	0.98		1.13		83
07/31/12@	13.31	0.14	1.19	1.33	—	—	—	14.64	9.99		10,296	0.98	†	2.07	†	24

Real Estate Portfolio — Class 3
01/31/08	25.75	0.42	(5.27)	(4.85)	(0.28)	(3.56)	(3.84)	17.06	(21.17	)(3)	145,607	1.10		1.99		60
01/31/09	17.06	0.25	(7.78)	(7.53)	(0.47)	(2.20)	(2.67)	6.86	(49.94)		108,845	1.10	(2)	1.97	(2)	44
01/31/10	6.86	0.18	2.61	2.79	(0.15)	—	(0.15)	9.50	40.80	(3)	161,896	1.11	(2)	2.25	(2)	71
01/31/11	9.50	0.10	2.63	2.73	(0.19)	—	(0.19)	12.04	28.79		227,994	1.10		0.94		45
01/31/12	12.04	0.13	1.19	1.32	(0.10)	—	(0.10)	13.26	11.10		266,776	1.08		1.07		83
07/31/12@	13.26	0.14	1.18	1.32	—	—	—	14.58	9.95		276,820	1.08	†	1.99	†	24

Small Company Value Portfolio — Class 1
01/31/08	17.82	0.11	(2.01)	(1.90)	—	(0.23)	(0.23)	15.69	(10.80)		6,633	1.19	(1)	0.60	(1)	3
01/31/09	15.69	0.12	(6.52)	(6.40)	(0.07)	(0.17)	(0.24)	9.05	(41.14)		3,058	1.12		0.86		11
01/31/10	9.05	0.11	4.01	4.12	(0.10)	—	(0.10)	13.07	45.46		3,800	1.11		0.91		6
01/31/11	13.07	0.08	4.17	4.25	(0.09)	—	(0.09)	17.23	32.62		5,146	1.10		0.57		12
01/31/12	17.23	0.09	0.37	0.46	(0.06)	—	(0.06)	17.63	2.76		4,081	1.07		0.55		16
07/31/12@	17.63	0.07	(1.11)	(1.04)	—	—	—	16.59	(5.90)		18,617	1.07	†	0.93	†	3

Small Company Value Portfolio — Class 3
01/31/08	17.76	0.05	(1.97)	(1.92)	—	(0.23)	(0.23)	15.61	(10.95)		83,478	1.45	(1)	0.33	(1)	3
01/31/09	15.61	0.08	(6.49)	(6.41)	(0.03)	(0.17)	(0.20)	9.00	(41.36)		78,203	1.37		0.62		11
01/31/10	9.00	0.07	4.01	4.08	(0.07)	—	(0.07)	13.01	45.26		120,340	1.36		0.64		6
01/31/11	13.01	0.05	4.14	4.19	(0.07)	—	(0.07)	17.13	32.24		181,969	1.35		0.33		12
01/31/12	17.13	0.05	0.38	0.43	(0.04)	—	(0.04)	17.52	2.53		229,427	1.32		0.33		16
07/31/12@	17.52	0.09	(1.15)	(1.06)	—	—	—	16.46	(6.05)		224,431	1.31	†	0.50	†	3

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
	1/08	1/08
Small Company Value Class 1	1.18%	0.62%
Small Company Value Class 3	1.44	0.33
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/09	1/10
Real Estate Class 1	0.00%	0.01%
Real Estate Class 2	0.00	0.01
Real Estate Class 3	0.00	0.01
(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

290

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover
Mid-Cap Growth Portfolio — Class 1
01/31/08	$9.95	$(0.04)	$0.18	$0.14	$(0.03)	$—	$(0.03)	$10.06	1.34%	$88,878	0.87%		(0.37)%		185%
01/31/09	10.06	(0.04)	(3.99)	(4.03)	—	—	—	6.03	(40.06)	41,677	0.88		(0.40)		97
01/31/10	6.03	(0.02)	2.59	2.57	—	—	—	8.60	42.62	51,399	0.89		(0.24)		84
01/31/11	8.60	(0.01)	2.88	2.87	—	—	—	11.47	33.37	58,335	0.89		(0.13)		85
01/31/12	11.47	(0.02)	0.11	0.09	—	—	—	11.56	0.78	48,368	0.86		(0.16)		79
07/31/12@	11.56	0.01	(0.16)	(0.15)	—	—	—	11.41	(1.30)	51,185	0.87	†	0.21	†	40
Mid-Cap Growth Portfolio — Class 2
01/31/08	9.86	(0.06)	0.18	0.12	(0.01)	—	(0.01)	9.97	1.23	37,532	1.02		(0.53)		185
01/31/09	9.97	(0.05)	(3.96)	(4.01)	—	—	—	5.96	(40.22)	18,058	1.03		(0.55)		97
01/31/10	5.96	(0.03)	2.57	2.54	—	—	—	8.50	42.62	20,883	1.04		(0.39)		84
01/31/11	8.50	(0.03)	2.85	2.82	—	—	—	11.32	33.18	23,411	1.04		(0.28)		85
01/31/12	11.32	(0.03)	0.10	0.07	—	—	—	11.39	0.62	18,599	1.01		(0.31)		79
07/31/12@	11.39	0.01	(0.17)	(0.16)	—	—	—	11.23	(1.40)	16,641	1.02	†	0.09	†	40
Mid-Cap Growth Portfolio — Class 3
01/31/08	9.82	(0.07)	0.17	0.10	(0.00)	—	—	9.92	1.05	87,948	1.12		(0.64)		185
01/31/09	9.92	(0.06)	(3.93)	(3.99)	—	—	—	5.93	(40.22)	52,570	1.13		(0.65)		97
01/31/10	5.93	(0.04)	2.56	2.52	—	—	—	8.45	42.50	70,516	1.14		(0.49)		84
01/31/11	8.45	(0.04)	2.82	2.78	—	—	—	11.23	32.90	100,525	1.14		(0.38)		85
01/31/12	11.23	(0.04)	0.10	0.06	—	—	—	11.29	0.53	120,177	1.11		(0.41)		79
07/31/12@	11.29	(0.00)	(0.16)	(0.16)	—	—	—	11.13	(1.42)	121,201	1.12	†	(0.02	)†	40
Aggressive Growth Portfolio — Class 1
01/31/08	12.98	0.04	(1.39)	(1.35)	(0.08)	—	(0.08)	11.55	(10.51)	102,998	0.80		0.31		143
01/31/09	11.55	0.01	(5.94)	(5.93)	(0.06)	—	(0.06)	5.56	(51.41)	40,566	0.88		(0.02)		943
01/31/10	5.56	(0.01)	2.33	2.32	(0.01)	—	(0.01)	7.87	41.72	47,230	0.95		(0.20)		238
01/31/11	7.87	0.00	2.19	2.19	—	—	—	10.06	27.83	52,220	0.91		(0.02)		55
01/31/12	10.06	(0.04)	0.42	0.38	—	—	—	10.44	3.78	46,568	0.78	(2)	(0.41	)(2)	164
07/31/12@	10.44	(0.03)	0.28	0.25	—	—	—	10.69	2.39	51,165	0.92	†	(0.61	)†	53
Aggressive Growth Portfolio — Class 2
01/31/08	12.91	0.02	(1.38)	(1.36)	(0.06)	—	(0.06)	11.49	(10.60)	10,326	0.95		0.16		143
01/31/09	11.49	(0.00)	(5.91)	(5.91)	(0.04)	—	(0.04)	5.54	(51.48)	3,626	1.03		(0.17)		943
01/31/10	5.54	(0.02)	2.32	2.30	—	—	—	7.84	41.52	4,223	1.10		(0.35)		238
01/31/11	7.84	(0.01)	2.18	2.17	—	—	—	10.01	27.68	4,402	1.05		(0.18)		55
01/31/12	10.01	(0.05)	0.41	0.36	—	—	—	10.37	3.60	3,705	0.93	(2)	(0.55	)(2)	164
07/31/12@	10.37	(0.04)	0.28	0.24	—	—	—	10.61	2.31	3,476	1.07	†	(0.76	)†	53
Aggressive Growth Portfolio — Class 3
01/31/08	12.85	0.00	(1.37)	(1.37)	(0.05)	—	(0.05)	11.43	(10.72)	18,666	1.05		0.03		143
01/31/09	11.43	(0.01)	(5.88)	(5.89)	(0.03)	—	(0.03)	5.51	(51.58)	8,990	1.13		(0.26)		943
01/31/10	5.51	(0.03)	2.32	2.29	—	—	—	7.80	41.56	12,555	1.21		(0.47)		238
01/31/11	7.80	(0.02)	2.16	2.14	—	—	—	9.94	27.44	17,810	1.15		(0.27)		55
01/31/12	9.94	(0.06)	0.41	0.35	—	—	—	10.29	3.52	21,400	1.03	(2)	(0.67	)(2)	164
07/31/12@	10.29	(0.05)	0.29	0.24	—	—	—	10.53	2.33	21,636	1.17	†	(0.86	)†	53

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/08	1/09	1/10	1/11	1/12	7/12†@
Mid-Cap Growth Class 1	0.01%	0.01%	0.01%	0.00%	0.01%	0.01%
Mid-Cap Growth Class 2	0.01	0.01	0.01	0.00	0.01	0.01
Mid-Cap Growth Class 3	0.01	0.01	0.01	0.00	0.01	0.01
Aggressive Growth Class 1	0.05	0.14	0.02	0.04	0.01	0.01
Aggressive Growth Class 2	0.05	0.14	0.02	0.04	0.01	0.01
Aggressive Growth Class 3	0.05	0.14	0.02	0.04	0.01	0.01
(2)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all the fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses 1/12(1)	Net Investment Income (Loss) 1/12(1)
Aggressive Growth Class 1	0.90%	(0.53)%
Aggressive Growth Class 2	1.05	(0.67)
Aggressive Growth Class 3	1.15	(0.79)

See Notes to Financial Statements

291

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

Growth Opportunities Portfolio — Class 1
01/31/08	$6.35	$(0.04)	$0.48	$0.44	$—	$—	$—	$6.79	6.93%	$21,098	0.93%		(0.61)%		209%
01/31/09	6.79	(0.04)	(2.25)	(2.29)	—	—	—	4.50	(33.73)	11,160	0.93	(1)	(0.61	)(1)	234
01/31/10	4.50	(0.03)	1.04	1.01	—	—	—	5.51	22.44	12,543	0.90	(1)	(0.61	)(1)	261
01/31/11	5.51	(0.03)	1.79	1.76	—	—	—	7.27	31.94	15,778	0.87	(1)	(0.49	)(1)	132
01/31/12	7.27	(0.03)	0.24	0.21	—	—	—	7.48	2.89	14,957	0.85	(1)	(0.47	)(1)	99
07/31/12@	7.48	(0.01)	0.04	0.03	—	—	—	7.51	0.40	30,243	0.84	(1)†	(0.43	)(1)†	53

Growth Opportunities Portfolio — Class 2
01/31/08	6.30	(0.05)	0.47	0.42	—	—	—	6.72	6.67	8,425	1.08		(0.75)		209
01/31/09	6.72	(0.05)	(2.22)	(2.27)	—	—	—	4.45	(33.78)	4,122	1.08	(1)	(0.76	)(1)	234
01/31/10	4.45	(0.04)	1.02	0.98	—	—	—	5.43	22.02	4,564	1.05	(1)	(0.76	)(1)	261
01/31/11	5.43	(0.04)	1.78	1.74	—	—	—	7.17	32.04	5,231	1.02	(1)	(0.64	)(1)	132
01/31/12	7.17	(0.04)	0.22	0.18	—	—	—	7.35	2.51	4,678	1.00	(1)	(0.62	)(1)	99
07/31/12@	7.35	(0.02)	0.05	0.03	—	—	—	7.38	0.41	4,266	0.99	(1)†	(0.57	)(1)†	53

Growth Opportunities Portfolio — Class 3
01/31/08	6.27	(0.06)	0.47	0.41	—	—	—	6.68	6.54	45,589	1.18		(0.86)		209
01/31/09	6.68	(0.05)	(2.21)	(2.26)	—	—	—	4.42	(33.83)	50,875	1.18	(1)	(0.86	)(1)	234
01/31/10	4.42	(0.04)	1.02	0.98	—	—	—	5.40	22.17	81,973	1.16	(1)	(0.85	)(1)	261
01/31/11	5.40	(0.04)	1.75	1.71	—	—	—	7.11	31.67	140,610	1.12	(1)	(0.74	)(1)	132
01/31/12	7.11	(0.05)	0.23	0.18	—	—	—	7.29	2.53	193,276	1.10	(1)	(0.71	)(1)	99
07/31/12@	7.29	(0.02)	0.04	0.02	—	—	—	7.31	0.27	193,935	1.09	(1)†	(0.67	)(1)†	53

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/09	1/10	1/11	1/12	7/12†@
Growth Opportunities Class 1	0.01%	0.05%	0.05%	0.03%	0.01%
Growth Opportunities Class 2	0.01	0.05	0.05	0.03	0.01
Growth Opportunities Class 3	0.02	0.05	0.05	0.03	0.01

See Notes to Financial Statements

292

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Marsico Focused Growth Portfolio — Class 1
01/31/08	$13.09	$0.05	$(0.14)	$(0.09)	$(0.03)	$(0.68)	$(0.71)	$12.29	(1.39)%	$48,915	0.95%		0.35%		77%
01/31/09	12.29	0.06	(4.54)	(4.48)	(0.06)	(2.23)	(2.29)	5.52	(40.51)	21,126	0.97		0.55		77
01/31/10	5.52	0.03	2.01	2.04	(0.06)	—	(0.06)	7.50	36.91	20,902	0.98		0.49		85
01/31/11	7.50	0.03	1.77	1.80	(0.03)	—	(0.03)	9.27	24.10	20,794	0.98		0.36		87
01/31/12	9.27	0.03	0.27	0.30	(0.03)	—	(0.03)	9.54	3.26	17,511	0.96		0.34		88
07/31/12@	9.54	0.02	0.24	0.26	—	—	—	9.80	2.73	17,825	0.96	†	0.31	†	35

Marsico Focused Growth Portfolio — Class 2
01/31/08	12.99	0.03	(0.15)	(0.12)	(0.01)	(0.68)	(0.69)	12.18	(1.61)	37,327	1.10		0.20		77
01/31/09	12.18	0.04	(4.49)	(4.45)	(0.04)	(2.23)	(2.27)	5.46	(40.61)	17,700	1.12		0.40		77
01/31/10	5.46	0.02	1.99	2.01	(0.04)	—	(0.04)	7.43	36.87	19,015	1.13		0.34		85
01/31/11	7.43	0.02	1.75	1.77	(0.02)	—	(0.02)	9.18	23.91	18,948	1.13		0.22		87
01/31/12	9.18	0.02	0.26	0.28	(0.02)	—	(0.02)	9.44	3.04	14,993	1.11		0.18		88
07/31/12@	9.44	0.01	0.25	0.26	—	—	—	9.70	2.75	13,948	1.11	†	0.16	†	35

Marsico Focused Growth Portfolio — Class 3
01/31/08	12.93	0.02	(0.15)	(0.13)	—	(0.68)	(0.68)	12.12	(1.67)	48,731	1.20		0.12		77
01/31/09	12.12	0.03	(4.46)	(4.43)	(0.03)	(2.23)	(2.26)	5.43	(40.64)	27,156	1.22		0.31		77
01/31/10	5.43	0.01	1.98	1.99	(0.03)	—	(0.03)	7.39	36.71	40,655	1.23		0.22		85
01/31/11	7.39	0.01	1.74	1.75	(0.02)	—	(0.02)	9.12	23.67	65,122	1.23		0.12		87
01/31/12	9.12	0.01	0.26	0.27	(0.01)	—	(0.01)	9.38	2.97	86,942	1.21		0.11		88
07/31/12@	9.38	0.00	0.25	0.25	—	—	—	9.63	2.67	91,737	1.21	†	0.06	†	35

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/08	1/09	1/10	1/11	1/12	7/12†@
Marsico Focused Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Marsico Focused Growth Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Marsico Focused Growth Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

293

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

Technology Portfolio Class 1
01/31/08	$2.69	$0.00	$0.03	$0.03	$—	$—	$—	$2.72	1.12%	$19,611	1.22	%(1)(2)	0.09	%(1)(2)	312%
01/31/09	2.72	(0.01)	(1.16)	(1.17)	—	—	—	1.55	(43.01)	7,498	1.22	(1)(2)	(0.59	)(1)(2)	269
01/31/10	1.55	(0.01)	0.64	0.63	—	—	—	2.18	40.65	13,434	1.16	(1)	(0.65	)(1)	233
01/31/11	2.18	(0.02)	0.79	0.77	—	—	—	2.95	35.32	14,930	1.16	(1)(2)	(0.63	)(1)(2)	202
01/31/12	2.95	(0.01)	0.06	0.05	—	—	—	3.00	1.69	11,606	1.14	(1)(2)	(0.49	)(1)(2)	86
07/31/12@	3.00	(0.01)	(0.14)	(0.15)	—	—	—	2.85	(5.00)	10,592	1.20	(1)(2)†	(0.52	)(1)(2)†	60

Technology Portfolio Class 2
01/31/08	2.67	(0.00)	0.02	0.02	—	—	—	2.69	0.75	7,052	1.37	(1)(2)	(0.09	)(1)(2)	312
01/31/09	2.69	(0.02)	(1.14)	(1.16)	—	—	—	1.53	(43.12)	2,774	1.36	(1)(2)	(0.73	)(1)(2)	269
01/31/10	1.53	(0.02)	0.64	0.62	—	—	—	2.15	40.52	4,045	1.31	(1)	(0.80	)(1)	233
01/31/11	2.15	(0.02)	0.78	0.76	—	—	—	2.91	35.35	4,643	1.31	(1)(2)	(0.78	)(1)(2)	202
01/31/12	2.91	(0.02)	0.07	0.05	—	—	—	2.96	1.72	3,471	1.29	(1)(2)	(0.64	)(1)(2)	86
07/31/12@	2.96	(0.01)	(0.15)	(0.16)	—	—	—	2.80	(5.41)	2,992	1.36	(1)(2)†	(0.68	)(1)(2)†	60

Technology Portfolio Class 3
01/31/08	2.66	(0.00)	0.02	0.02	—	—	—	2.68	0.75	19,707	1.47	(1)(2)	(0.15	)(1)(2)	312
01/31/09	2.68	(0.02)	(1.14)	(1.16)	—	—	—	1.52	(43.28)	12,273	1.47	(1)(2)	(0.84	)(1)(2)	269
01/31/10	1.52	(0.02)	0.64	0.62	—	—	—	2.14	40.79	21,606	1.41	(1)	(0.90	)(1)	233
01/31/11	2.14	(0.02)	0.77	0.75	—	—	—	2.89	35.05	26,336	1.41	(1)(2)	(0.88	)(1)(2)	202
01/31/12	2.89	(0.02)	0.06	0.04	—	—	—	2.93	1.38	25,090	1.39	(1)(2)	(0.76	)(1)(2)	86
07/31/12@	2.93	(0.01)	(0.14)	(0.15)	—	—	—	2.78	(5.12)	22,289	1.46	(1)(2)†	(0.78	)(1)(2)†	60

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/08(2)	1/09(2)	1/10	1/11(2)	1/12(2)	7/12(2)†@	1/08(2)	1/09(2)	1/10	1/11(2)	1/12(2)	7/12(2)†@
Technology Class 1	1.25%	1.32%	1.26%	1.26%	1.24%	1.30%	0.07%	(0.69)%	(0.75)%	(0.73)%	(0.59)%	(0.62)%
Technology Class 2	1.40	1.46	1.41	1.41	1.39	1.46	(0.12)	(0.83)	(0.90)	(0.88)	(0.74)	(0.78)
Technology Class 3	1.51	1.57	1.51	1.51	1.49	1.56	(0.18)	(0.94)	(1.00)	(0.98)	(0.86)	(0.88)
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/08	1/09	1/10	1/11	1/12	7/12†@
Technology Class 1	0.01%	0.09%	—%	0.02%	0.03%	0.03%
Technology Class 2	0.01	0.09	—	0.02	0.03	0.03
Technology Class 3	0.01	0.09	—	0.02	0.03	0.03

See Notes to Financial Statements

294

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Small & Mid Cap Value Portfolio Class 1
01/23/12#-01/31/12	$16.99	$(0.15)	$0.28	$0.13	$—	$—	$—	$17.12	0.77%	$272	0.97	†%	(3.93	)†%	76%
07/31/12@	17.12	0.05	(0.32)	(0.27)	—	—	—	16.85	(1.58)	234	0.97	†	0.57	†	23

Small & Mid Cap Value Portfolio Class 2
01/31/08	18.17	0.06	(0.62)	(0.56)	(0.10)	(0.82)	(0.92)	16.69	(3.61)	41,685	1.15		0.31		27
01/31/09	16.69	0.10	(6.59)	(6.49)	(0.05)	(1.19)	(1.24)	8.96	(40.55)	20,197	1.15		0.63		46
01/31/10	8.96	0.04	4.97	5.01	(0.08)	(0.44)	(0.52)	13.45	55.95	25,285	1.16		0.34		62
01/31/11	13.45	0.04	4.11	4.15	(0.04)	—	(0.04)	17.56	30.86	27,759	1.14		0.22		59
01/31/12	17.56	0.05	(0.48)	(0.43)	(0.02)	—	(0.02)	17.11	(2.41)	21,489	1.13		0.24		76
07/31/12@	17.11	0.04	(0.31)	(0.27)	—	—	—	16.84	(1.58)	18,881	1.14	†	0.50	†	23

Small & Mid Cap Value Portfolio Class 3
01/31/08	18.14	0.04	(0.63)	(0.59)	(0.08)	(0.82)	(0.90)	16.65	(3.76)	343,154	1.25		0.21		27
01/31/09	16.65	0.09	(6.57)	(6.48)	(0.03)	(1.19)	(1.22)	8.95	(40.55)	249,651	1.25		0.55		46
01/31/10	8.95	0.03	4.95	4.98	(0.07)	(0.44)	(0.51)	13.42	55.64	366,031	1.26		0.23		62
01/31/11	13.42	0.02	4.11	4.13	(0.03)	—	(0.03)	17.52	30.80	500,220	1.24		0.13		59
01/31/12	17.52	0.03	(0.47)	(0.44)	(0.02)	—	(0.02)	17.06	(2.49)	555,682	1.23		0.15		76
07/31/12@	17.06	0.04	(0.33)	(0.29)	—	—	—	16.77	(1.70)	534,472	1.24	†	0.40	†	23

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
#	Commencement of operations
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/08	1/09	1/10	1/11	1/12	7/12†@
Small & Mid-Cap Value Class 1	—%	—%	—%	—%	—%	0.01%
Small & Mid-Cap Value Class 2	0.01	0.02	0.02	0.02	0.03	0.01
Small & Mid-Cap Value Class 3	0.01	0.02	0.02	0.02	0.03	0.01

See Notes to Financial Statements

295

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover
International Growth and Income Portfolio — Class 1
01/31/08	$16.98	$0.34	$(0.76)	$(0.42)	$(0.30)	$(2.13)	$(2.43)	$14.13	(4.80)%	$255,827	1.04	%(1)	1.97	%(1)	86%
01/31/09	14.13	0.34	(6.63)	(6.29)	(0.38)	(1.34)	(1.72)	6.12	(47.06)	94,649	1.03	(1)(2)	2.92	(1)(2)	103
01/31/10	6.12	0.16	2.10	2.26	—	—	—	8.38	36.93	103,000	1.00	(1)(2)	2.15	(1)(2)	133
01/31/11	8.38	0.16	1.18	1.34	(0.36)	—	(0.36)	9.36	16.27	99,914	0.99	(1)(2)	1.82	(1)(2)	63
01/31/12	9.36	0.19	(1.18)	(0.99)	(0.28)	—	(0.28)	8.09	(10.48)	74,365	0.99	(1)(2)	2.19	(1)(2)	62
07/31/12@	8.09	0.14	(0.13)	0.01	—	—	—	8.10	0.12	75,759	1.01	(1)(2)†	3.43	(1)(2)†	24
International Growth and Income Portfolio — Class 2
01/31/08	17.01	0.32	(0.78)	(0.46)	(0.27)	(2.13)	(2.40)	14.15	(4.98)	34,596	1.19	(1)	1.81	(1)	86
01/31/09	14.15	0.32	(6.64)	(6.32)	(0.35)	(1.34)	(1.69)	6.14	(47.15)	12,784	1.18	(1)(2)	2.77	(1)(2)	103
01/31/10	6.14	0.15	2.11	2.26	—	—	—	8.40	36.81	14,333	1.15	(1)(2)	2.00	(1)(2)	133
01/31/11	8.40	0.15	1.18	1.33	(0.35)	—	(0.35)	9.38	16.05	13,539	1.14	(1)(2)	1.67	(1)(2)	63
01/31/12	9.38	0.18	(1.18)	(1.00)	(0.26)	—	(0.26)	8.12	(10.53)	10,334	1.14	(1)(2)	2.04	(1)(2)	62
07/31/12@	8.12	0.14	(0.14)	(0.00)	—	—	—	8.12	0.00	9,344	1.16	(1)(2)†	3.31	(1)(2)†	24
International Growth and Income Portfolio — Class 3
01/31/08	16.99	0.24	(0.71)	(0.47)	(0.26)	(2.13)	(2.39)	14.13	(5.05)	234,928	1.29	(1)	1.43	(1)	86
01/31/09	14.13	0.26	(6.59)	(6.33)	(0.33)	(1.34)	(1.67)	6.13	(47.24)	187,622	1.28	(1)(2)	2.45	(1)(2)	103
01/31/10	6.13	0.14	2.11	2.25	—	—	—	8.38	36.70	248,704	1.25	(1)(2)	1.88	(1)(2)	133
01/31/11	8.38	0.13	1.18	1.31	(0.34)	—	(0.34)	9.35	15.89	271,063	1.24	(1)(2)	1.52	(1)(2)	63
01/31/12	9.35	0.16	(1.16)	(1.00)	(0.26)	—	(0.26)	8.09	(10.64)	233,181	1.24	(1)(2)	1.90	(1)(2)	62
07/31/12@	8.09	0.13	(0.13)	(0.00)	—	—	—	8.09	0.00	220,552	1.26	(1)(2)†	3.20	(1)(2)†	24
Global Equities Portfolio — Class 1
01/31/08	16.59	0.21	(0.21)	(0.00)	(0.22)	—	(0.22)	16.37	(0.18)	165,403	0.92		1.17		115
01/31/09	16.37	0.30	(7.31)	(7.01)	(0.34)	—	(0.34)	9.02	(43.23)	69,645	0.99		2.13		115
01/31/10	9.02	0.16	3.09	3.25	(0.32)	—	(0.32)	11.95	35.91	77,353	1.02		1.49		121
01/31/11	11.95	0.11	2.51	2.62	(0.22)	—	(0.22)	14.35	22.11	79,740	1.06		0.85		86
01/31/12	14.35	0.16	(1.13)	(0.97)	(0.13)	—	(0.13)	13.25	(6.67)	63,545	1.06	(1)	1.15	(1)	106
07/31/12@	13.25	0.11	0.02	0.13	—	—	—	13.38	0.98	96,175	1.04	(1)†	1.69	(1)†	42
Global Equities Portfolio — Class 2
01/31/08	16.52	0.18	(0.20)	(0.02)	(0.20)	—	(0.20)	16.30	(0.30)	18,045	1.07		1.01		115
01/31/09	16.30	0.28	(7.28)	(7.00)	(0.31)	—	(0.31)	8.99	(43.30)	6,779	1.14		1.98		115
01/31/10	8.99	0.14	3.08	3.22	(0.30)	—	(0.30)	11.91	35.69	7,965	1.17		1.31		121
01/31/11	11.91	0.09	2.50	2.59	(0.21)	—	(0.21)	14.29	21.84	8,421	1.21		0.69		86
01/31/12	14.29	0.14	(1.11)	(0.97)	(0.11)	—	(0.11)	13.21	(6.72)	6,720	1.21	(1)	1.00	(1)	106
07/31/12@	13.21	0.11	0.01	0.12	—	—	—	13.33	0.91	5,761	1.19	(1)†	1.66	(1)†	42
Global Equities Portfolio — Class 3
01/31/08	16.48	0.15	(0.20)	(0.05)	(0.18)	—	(0.18)	16.25	(0.44)	35,199	1.17		0.86		115
01/31/09	16.25	0.26	(7.25)	(6.99)	(0.29)	—	(0.29)	8.97	(43.34)	17,993	1.24		1.86		115
01/31/10	8.97	0.13	3.07	3.20	(0.28)	—	(0.28)	11.89	35.62	23,007	1.27		1.19		121
01/31/11	11.89	0.07	2.50	2.57	(0.20)	—	(0.20)	14.26	21.72	31,112	1.31		0.56		86
01/31/12	14.26	0.12	(1.11)	(0.99)	(0.11)	—	(0.11)	13.16	(6.90)	31,209	1.31	(1)	0.86	(1)	106
07/31/12@	13.16	0.10	0.02	0.12	—	—	—	13.28	0.91	31,439	1.29	(1)†	1.55	(1)†	42

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/08	1/09	1/10	1/11	1/12	7/12†@
International Growth and Income Class 1	0.00%	0.01%	0.01%	0.01%	0.00%	0.00%
International Growth and Income Class 2	0.00	0.01	0.01	0.01	0.00	0.00
International Growth and Income Class 3	0.00	0.01	0.01	0.01	0.00	0.00
Global Equities Class 1	—	—	—	—	0.00	0.00
Global Equities Class 2	—	—	—	—	0.00	0.00
Global Equities Class 3	—	—	—	—	0.00	0.00
(2)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/09(1)	1/10(1)	1/11(1)	1/12(1)	7/12(1)†@	1/09(1)	1/10(1)	1/11(1)	1/12(1)	7/12(1)†@
International Growth and Income Class 1	1.04%	1.05%	1.04%	1.04%	1.06%	2.91%	2.10%	1.77%	2.14%	3.38%
International Growth and Income Class 2	1.19	1.20	1.19	1.19	1.21	2.76	1.95	1.62	1.99	3.26
International Growth and Income Class 3	1.28	1.30	1.29	1.29	1.31	2.44	1.83	1.47	1.85	3.15

See Notes to Financial Statements

296

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

International Diversified Equities Portfolio Class 1
01/31/08	$10.93	$0.19	$0.27	$0.46	$(0.25)	$—	$(0.25)	$11.14	3.95%	$159,031	0.99%		1.61%		27%
01/31/09	11.14	0.21	(4.69)	(4.48)	(0.35)	(0.25)	(0.60)	6.06	(41.13)	72,132	0.99		2.16		43
01/31/10	6.06	0.13	2.18	2.31	(0.11)	—	(0.11)	8.26	37.99	80,191	0.97		1.67		34
01/31/11	8.26	0.12	1.20	1.32	(0.36)	—	(0.36)	9.22	16.14	78,704	0.98		1.39		26
01/31/12	9.22	0.15	(1.24)	(1.09)	(0.19)	—	(0.19)	7.94	(11.75)	57,487	1.01		1.81		33
07/31/12@	7.94	0.12	(0.20)	(0.08)	—	—	—	7.86	(1.01)	52,377	1.01	†	2.99	†	14

International Diversified Equities Portfolio Class 2
01/31/08	10.87	0.17	0.27	0.44	(0.24)	—	(0.24)	11.07	3.76	53,793	1.14		1.44		27
01/31/09	11.07	0.19	(4.65)	(4.46)	(0.33)	(0.25)	(0.58)	6.03	(41.16)	26,252	1.14		1.99		43
01/31/10	6.03	0.11	2.16	2.27	(0.09)	—	(0.09)	8.21	37.61	30,171	1.12		1.52		34
01/31/11	8.21	0.10	1.21	1.31	(0.35)	—	(0.35)	9.17	16.06	29,766	1.13		1.23		26
01/31/12	9.17	0.14	(1.23)	(1.09)	(0.18)	—	(0.18)	7.90	(11.88)	21,611	1.16		1.69		33
07/31/12@	7.90	0.11	(0.20)	(0.09)	—	—	—	7.81	(1.14)	19,420	1.16	†	2.78	†	14

International Diversified Equities Portfolio Class 3
01/31/08	10.86	0.15	0.27	0.42	(0.23)	—	(0.23)	11.05	3.59	316,329	1.24		1.25		27
01/31/09	11.05	0.17	(4.63)	(4.46)	(0.32)	(0.25)	(0.57)	6.02	(41.23)	184,083	1.24		1.84		43
01/31/10	6.02	0.11	2.15	2.26	(0.08)	—	(0.08)	8.20	37.53	217,249	1.22		1.45		34
01/31/11	8.20	0.09	1.21	1.30	(0.34)	—	(0.34)	9.16	15.98	228,585	1.23		1.11		26
01/31/12	9.16	0.13	(1.23)	(1.10)	(0.17)	—	(0.17)	7.89	(11.98)	186,251	1.26		1.56		33
07/31/12@	7.89	0.10	(0.20)	(0.10)	—	—	—	7.79	(1.27)	174,542	1.26	†	2.67	†	14

Emerging Markets Portfolio Class 1
01/31/08	17.12	0.15	4.23	4.38	(0.41)	(2.75)	(3.16)	18.34	23.01	177,869	1.39	(1)	0.77	(1)	180
01/31/09	18.34	0.16	(8.80)	(8.64)	(0.27)	(5.19)	(5.46)	4.24	(54.12)	60,354	1.40	(1)	1.27	(1)	152
01/31/10	4.24	0.07	3.19	3.26	—	—	—	7.50	76.89	99,502	1.30	(1)	1.07	(1)	224
01/31/11	7.50	0.06	1.85	1.91	(0.12)	—	(0.12)	9.29	25.52	108,603	1.32	(1)	0.61	(1)	173
01/31/12	9.29	0.07	(1.56)	(1.49)	(0.05)	—	(0.05)	7.75	(16.00)	75,045	1.33	(1)	0.80	(1)	96
07/31/12@	7.75	0.07	(0.63)	(0.56)	—	—	—	7.19	(7.23)	78,278	1.30	(1)†	1.81	(1)†	57

Emerging Markets Portfolio Class 2
01/31/08	17.06	0.12	4.21	4.33	(0.39)	(2.75)	(3.14)	18.25	22.77	25,517	1.53	(1)	0.61	(1)	180
01/31/09	18.25	0.14	(8.75)	(8.61)	(0.24)	(5.19)	(5.43)	4.21	(54.22)	7,797	1.55	(1)	1.13	(1)	152
01/31/10	4.21	0.07	3.16	3.23	—	—	—	7.44	76.72	12,025	1.45	(1)	0.96	(1)	224
01/31/11	7.44	0.04	1.84	1.88	(0.11)	—	(0.11)	9.21	25.29	12,494	1.47	(1)	0.47	(1)	173
01/31/12	9.21	0.06	(1.55)	(1.49)	(0.03)	—	(0.03)	7.69	(16.10)	8,573	1.48	(1)	0.65	(1)	96
07/31/12@	7.69	0.06	(0.62)	(0.56)	—	—	—	7.13	(7.28)	6,886	1.45	(1)†	1.63	(1)†	57

Emerging Markets Portfolio Class 3
01/31/08	17.02	0.09	4.21	4.30	(0.37)	(2.75)	(3.12)	18.20	22.69	152,919	1.64	(1)	0.43	(1)	180
01/31/09	18.20	0.12	(8.71)	(8.59)	(0.22)	(5.19)	(5.41)	4.20	(54.20)	91,205	1.66	(1)	1.05	(1)	152
01/31/10	4.20	0.06	3.15	3.21	—	—	—	7.41	76.43	147,907	1.55	(1)	0.82	(1)	224
01/31/11	7.41	0.03	1.83	1.86	(0.10)	—	(0.10)	9.17	25.19	188,041	1.57	(1)	0.35	(1)	173
01/31/12	9.17	0.04	(1.54)	(1.50)	(0.03)	—	(0.03)	7.64	(16.31)	179,113	1.57	(1)	0.53	(1)	96
07/31/12@	7.64	0.06	(0.62)	(0.56)	—	—	—	7.08	(7.33)	164,957	1.55	(1)†	1.51	(1)†	57

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense deductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/08	1/09	1/10	1/11	1/12	7/12†@
Emerging Markets Class 1	0.02%	0.05%	0.07%	0.06%	0.03%	0.04%
Emerging Markets Class 2	0.02	0.05	0.07	0.06	0.03	0.04
Emerging Markets Class 3	0.02	0.05	0.07	0.06	0.03	0.04

See Notes to Financial Statements

297

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

Foreign Value Portfolio Class 1
01/23/12#-01/31/12	$12.54	$0.03	$0.09	$0.12	$—	$—	$—	$12.66	0.96%	$613	0.89	%(1)†	1.09	%(1)†	12%
07/31/12@	12.66	0.21	(0.71)	(0.50)	—	—	—	12.16	(3.95)	23,907	0.93	(1)†	4.18	(1)†	4

Foreign Value Portfolio Class 2
01/31/08	20.28	0.50	0.36	0.86	(0.40)	(0.64)	(1.04)	20.10	3.73	67,354	1.10	(1)	2.29	(1)	16
01/31/09	20.10	0.49	(8.74)	(8.25)	(0.52)	(1.47)	(1.99)	9.86	(42.77)	32,263	1.10	(1)	2.99	(1)	8
01/31/10	9.86	0.26	3.59	3.85	(0.34)	(0.33)	(0.67)	13.04	38.76	37,971	1.08		2.12		25
01/31/11	13.04	0.25	1.40	1.65	(0.25)	—	(0.25)	14.44	12.73 (2)	35,790	1.08	(1)	1.91	(1)	10
01/31/12	14.44	0.36	(1.93)	(1.57)	(0.21)	—	(0.21)	12.66	(10.84)	26,568	1.06	(1)	2.67	(1)	12
07/31/12@	12.66	0.25	(0.76)	(0.51)	—	—	—	12.15	(4.03)	23,422	1.06	(1)†	4.07	(1)†	4

Foreign Value Portfolio Class 3
01/31/08	20.27	0.46	0.37	0.83	(0.38)	(0.64)	(1.02)	20.08	3.60	479,838	1.20	(1)	2.13	(1)	16
01/31/09	20.08	0.45	(8.70)	(8.25)	(0.50)	(1.47)	(1.97)	9.86	(42.80)	284,008	1.20	(1)	2.80	(1)	8
01/31/10	9.86	0.24	3.60	3.84	(0.33)	(0.33)	(0.66)	13.04	38.61	387,708	1.18		1.98		25
01/31/11	13.04	0.22	1.41	1.63	(0.24)	—	(0.24)	14.43	12.61 (2)	516,130	1.18	(1)	1.68	(1)	10
01/31/12	14.43	0.33	(1.91)	(1.58)	(0.20)	—	(0.20)	12.65	(10.94)	584,003	1.16	(1)	2.47	(1)	12
07/31/12@	12.65	0.24	(0.76)	(0.52)	—	—	—	12.13	(4.11)	585,829	1.16	(1)†	3.97	(1)†	4

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense reductions.
#	Commencement of operations
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/08	1/09	01/10	1/11	1/12	7/12†@
Foreign Value Class 1	—%	—%	—%	—%	—%	0.00%
Foreign Value Class 2	0.00	0.00	—	0.00	0.00	0.00
Foreign Value Class 3	0.00	0.00	—	0.00	0.00	0.00
(2)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

298

SUNAMERICA DYNAMIC STRATEGY PORTFOLIO

APPROVAL OF ADVISORY AGREEMENTS

July 31, 2012 (unaudited)

At a meeting held on June 5, 2012, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved with respect to SunAmerica Dynamic Strategy Portfolio (the “Portfolio”), the Investment Management and Advisory Agreement between SunAmerica Asset Management Corp. (“SAAMCo” or the “Adviser”) and the Trust (the “Advisory Agreement”) and approved the Subadvisory Agreement between SAAMCo and AllianceBernstein L.P. (“AllianceBernstein” or the “Subadviser”), as amended, to include the Portfolio (the “Amended Subadvisory Agreement”). The Advisory Agreement and Amended Subadvisory Agreement are collectively referred to as the “Advisory Contracts.”

In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to approve such Advisory Contracts. Those factors included:

(1)	The requirements of the Trust, with respect to the Portfolio, in the areas of investment supervisory and administrative services;

(2)	The nature, extent and quality of the investment advisory and administrative services to be provided by SAAMCo, with respect to the Portfolio;

(3)	The size and structure of the investment advisory fee and any other material payments to be paid to the Adviser and the Subadviser and, in connection therewith, a review of the anticipated costs of services to be provided and the potential profits to be realized by the Adviser and its affiliates from the relationship with the Trust, with respect to the Portfolio;

(4)	The extent to which the Adviser will realize economies of scale and shares them with the Trust, with respect to the Portfolio;

(5)	The organizational capability and financial condition of the Adviser and the Subadviser and their affiliates; and

(6)	The possibility that services of the type required by the Trust might be better obtained from other organizations.

In addition, the Board considered (a) the relationship between the Trust, with respect to the Portfolio, and SAAMCo; and (b) the conditions and trends prevailing in the economy, the securities markets and the investment company industry.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

The Board was apprised that SAAMCo, as the adviser to the Portfolio, will determine the allocation between the two separate components of the Portfolio: the Fund-of-Funds Component and the Overlay Component as described herein. Additionally, SAAMCo will be responsible for managing the Fund-of-Funds Component’s investments in the Underlying Portfolios, which are portfolios of the Trust, Anchor Series Trust and Seasons Series Trust (collectively, the “Underlying Trusts”), and will determine the target allocation between Underlying Portfolios that invest primarily in equity securities and those that invest primarily in fixed income securities. SAAMCo will perform an investment analysis of possible investments for the Portfolio and will select the universe of permitted Underlying Portfolios within the Fund-of-Funds Component as well as the allocation to each Underlying Portfolio.

The Board was informed that the Overlay Component will be managed by the Subadviser which may invest in derivative instruments, as well as ETFs, fixed income securities and short term investments. The Board was apprised that the Subadviser will manage the Portfolio’s net equity exposure pursuant to a formula provided by the Adviser and developed by affiliated insurance companies of the Adviser. The formula used by the Subadviser may change over time based on proposals by the affiliated insurance companies. The Board was apprised that any changes to the formula as proposed by the affiliated insurance companies would be implemented only if approved by the Adviser and the Board in accordance with procedures adopted by the Board, including a majority of the Independent Trustees. The Board was apprised of the potential conflicts of interest faced by the Adviser in managing the Portfolio’s net equity exposure and by the affiliated insurance companies in proposing changes to the formula. The Board was also apprised of the potential benefits to the Adviser’s affiliated insurance companies, which derive primarily from the potential for their reduced exposure to equity market volatility and the attendant market risks in connection with certain benefits they provide to variable insurance contract holders.

The Board was apprised that SAAMCo will utilize many factors, including research provided by an independent consultant, Ibbotson Associates, Inc. The consultant will provide statistical analysis and portfolio modeling to SAAMCo with respect to the Portfolio’s investment allocation among the Underlying Portfolios, but will not have any advisory or portfolio transaction authority with regard to the Portfolio. SAAMCo and not the Portfolio will be responsible for paying the consultant.

The Board received information regarding the proposed advisory and subadvisory fees of the Portfolio compared to advisory and subadvisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe” and the

299

“Subadvisor Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board considered that SAAMCo manages one other account with investment objectives and strategies similar to those of the Portfolio. In addition, the Board also considered expenses of the Adviser and the Subadviser with respect to accounts and mutual funds managed by each that have comparable investment objectives and strategies to the Portfolio.

Nature, Extent and Quality of Services to be provided by the Adviser and Subadviser.

The Board, including the Independent Trustees, considered the nature, quality and extent of services to be provided by SAAMCo and the Subadviser. In making its evaluation, the Board considered that SAAMCo will act as the investment manager and adviser to the Portfolio, manage the daily business affairs of the Portfolio, obtain and evaluate economic, statistical and financial information to formulate and implement investment policies and provide oversight with respect to the daily assets, or a portion thereof, allocated to the Subadviser, subject to the Trustees’ oversight and control.

The Board noted that SAAMCo will be responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo will be responsible for the financial, legal and accounting records required to be maintained by the Portfolio and for the administration of the Trust’s business affairs, with respect to the Portfolio, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services and such executive and other personnel as shall be necessary for the operations of the Portfolio. The Board considered that SAAMCo will monitor and review the activities of affiliated and unaffiliated third-party service providers, including the Subadviser.

In addition to the quality of the advisory services to be provided by SAAMCo, the Board considered the quality of the administrative and other services to be provided by SAAMCo to the Portfolio pursuant to the Advisory Agreement. Further more, with respect to the services to be provided by SAAMCo, the Board analyzed the structure and duties of SAAMCo’s fund administration, accounting, operations, legal and compliance departments and concluded that they were adequate to meet the needs of the Portfolio. The Board also reviewed the personnel responsible for providing advisory services to the Portfolio and other key personnel of SAAMCo, in addition to current and projected staffing levels and compensation practices, and concluded, based on its experience and interaction with SAAMCo, that: (i) SAAMCo has been able to retain quality portfolio managers, analysts and other personnel; (ii) SAAMCo has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement to other portfolios of the Trust; (iii) SAAMCo has been responsive to requests of the Board; and (iv) SAAMCo has kept the Board apprised of developments relating to the introduction of the Portfolio and the industry in general. The Board also reviewed SAAMCo’s compliance and regulatory history and noted that there were no material, legal, regulatory or compliance issues that would potentially impact SAAMCo from effectively serving as the investment adviser to the Portfolio The Board concluded that the nature and extent of services to be provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and anticipates that the quality of services would be high.

The Board considered SAAMCo’s reputation and long-standing relationship with the Trust and considered the benefit to shareholders of investing in portfolios that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust’s relationship with affiliated life insurance companies that will offer the Portfolio through variable annuity and variable life insurance products. The Board considered SAAMCo’s experience in providing management and investment advisory and administrative services to its advisory clients. In addition, the Board considered SAAMCo’s code of ethics and its risk management process, and its commitment to compliance generally, and with respect to its anticipated management and administration of the Portfolio. The Board further observed that SAAMCo has developed internal procedures, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolio as will be set forth in the Portfolio’s prospectus.

With respect to the Subadviser, the Board also considered the nature, quality and extent of services to be provided by the Subadviser to the Portfolio, specifically noting that the Subadviser will be responsible for managing the Overlay Component of the Portfolio on a day-to-day basis. In such role, the Subadviser (i) will determine the securities to be purchased or sold and execute such documents on behalf of the Portfolio as may be necessary in connection therewith; (ii) will provide SAAMCo with records concerning their activities; and (iii) will render regular reports to SAAMCo and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board reviewed the Subadviser’s history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that would be responsible for providing subadvisory services to the Portfolio, and other key personnel of the Subadviser, in addition to current and projected staffing levels and compensation practices, and concluded, based on its experience with the Subadviser, that the Subadviser: (i) has been able to retain high quality portfolio managers and other investment personnel; (ii) has exhibited a high level of diligence and attention to detail to carry out its anticipated responsibilities under the Subadvisory Agreement; and (iii) has been responsive to requests of the Board and of SAAMCo. In addition, the Board considered the Subadviser’s code of ethics and risk management process. The Board further observed that the Subadviser has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Portfolio as set forth in the Portfolio’s prospectus. The Board also reviewed the Subadviser’s compliance and regulatory history and noted that there were no material, legal, regulatory or compliance issues that would potentially impact the Subadviser from effectively serving as a subadviser to the Portfolio. The Board concluded that the nature and extent of services to be provided by the Subadviser under the Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fees.

The Board also was apprised of the principal risks associated with investing in the Portfolio, including but not limited to, derivatives risk, risks of leverage and risk of conflict with insurance company interests.

300

The Board was reminded that AllianceBernstein currently serves as the subadviser to the Alliance Growth Portfolio, the Small & Mid Cap Value Portfolio and the SunAmerica Dynamic Allocation Portfolio pursuant to a Subadvisory Agreement between SAAMCo and AllianceBernstein.

Portfolio Fees and Expenses.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolio’s estimated fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees), and expense ratios compared against such fees and expense ratios of their Expense Group/Universes for the Portfolio to be paid by the Portfolio to SAAMCo pursuant to the Advisory Agreement and the fees paid by SAAMCo to the Subadviser pursuant to the Subadvisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SAAMCo, the Subadviser or their affiliates in connection with providing such services to the Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arms-length. The Board also considered that the subadvisory fees will be paid by SAAMCo out of its advisory fee and not by the Portfolio, and that subadvisory fees may vary widely within a Subadviser Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.

To assist in analyzing the reasonableness of the advisory fee and the subadvisery fee, the Board received a report prepared independently by Lipper Inc. (“Lipper”), as well as information provided by management. The Board was apprised that Lipper had been provided pro forma estimates of the expenses of the Portfolio. The Board also considered advisory fees received by the Subadviser with respect to other mutual funds and accounts with similar investment strategies to the Portfolio for which they serve as either an adviser or a subadviser.

The Board considered that the advisory fees to be charged by SAAMCo with respect to the Fund-of-Funds Component, will be based on services provided that are in addition to, rather than duplicative of, services provided pursuant to the advisory agreement of any Underlying Portfolio in which the Fund-of-Funds Component may invest.

The Board also considered the management fees received by SAAMCo with respect to other mutual funds and accounts with similar investment strategies to the Portfolio. The Board then noted the management fees to be paid by the Portfolio were reasonable as compared to the fees SAAMCo was receiving from the other mutual fund for which it serves as an adviser.

As part of its review of the Portfolio’s fees and expenses, the Board considered the following expense information provided by Lipper and management in making its determinations.

The Board considered that as reflected in the Lipper report the Portfolio’s actual advisory fees and total expenses would be above the medians of its Expense Group/Universe. It was noted that the contractual management fees were above the median of its Expense Group. The Board was apprised that the Lipper peer group included funds from the mixed-asset target allocation growth category which included a group of fund-of-funds. As part of its review, the Board was informed that the Portfolio has a different structure than almost all of the other funds in the Expense Group. In addition to the Fund-of-Funds Component, the Portfolio also has a component that is designed to manage the Portfolio’s risk exposure. This difference leads to additional expenses for the Subadviser’s management of the Overlay Component and expenses in managing securities and instruments other than Underlying Portfolios. In addition, the dynamic nature of the Portfolio’s net equity exposure and the supervision of the subadviser’s implementation of the formula require a significantly higher level of daily monitoring then traditional fund-of-funds. The Board concluded that the Portfolio’s proposed advisory and subadvisory fees were satisfactory in light of all factors considered.

The Board considered that pursuant to an expense limitation agreement, SAAMCo has contractually agreed, for the period from the Portfolio’s inception through January 31, 2014, to waive its fees and/or reimburse expenses. The Board further noted that any waivers or reimbursements made by SAAMCo will be subject to recoupment from the Portfolio within the following two years, provided that the Portfolio is able to effect such payment to SAAMCo and remain in compliance with its expense limitations.

The Board also received and reviewed information regarding the fees paid by SAAMCo to the Subadviser pursuant to the Subadvisory Agreement. The Board further considered the amount of subadvisory fees paid out by SAAMCo and the amount of the management fees which it will retain and determined that these amounts were reasonable in light of the services performed by SAAMCo and the Subadviser, respectively.

Profitability.

The Board also considered SAAMCo’s profitability and the benefits SAAMCo and its affiliates will receive from their relationship with the Portfolio. The Board received and reviewed financial statements relating to SAAMCo’s financial condition and profitability with respect to the services it provides the Portfolio and considered how profit margins could affect SAAMCo’s ability to attract and retain high quality investment professionals and other key personnel. In particular, the Board considered the contractual and voluntary fee waivers and/or expense reimbursements agreed to by SAAMCo.

The Board considered the profitability of SAAMCo under the Advisory Agreement, including the amount of management fees it retained after payment to the Subadviser, and considered the anticipated profitability of SAAMCo’s affiliates under the Rule 12b-1 Plan

301

and Shareholder Services Agreement. Additionally, the Board considered whether SAAMCo, the Subadviser and their affiliates would receive any indirect benefits from the relationship with the Portfolio. The Board further considered whether there were any collateral or “fall-out” benefits that SAAMCo and its affiliates may derive as a result of their relationship with the Portfolio. The Board noted that SAAMCo believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also reviewed financial statements and/or other reports from the Subadviser and considered whether the Subadviser had the financial resources necessary to attract and retain high quality investment management personnel and to provide a high quality of services.

The Board concluded that SAAMCo and the Subadviser had the financial resources necessary to perform their obligations under the Advisory Contracts and to provide the Portfolio with high quality services. The Board also concluded that the management fee and subadvisory fees were reasonable in light of the factors discussed above.

Economies of Scale.

The Board, including the Independent Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Portfolio. The Board considered that as a result of being part of the SAAMCo fund complex, the Portfolio will share common resources and may share certain expenses, and if the size of the complex increases, the Portfolio could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board further noted that SAAMCo has agreed to contractually cap the total annual operating expenses of the Portfolio. The Board observed that those expense caps will benefit shareholders by keeping total fees down. The Board concluded that the Portfolio’s management fee structure was reasonable.

The Board noted that the Subadvisory Agreement included breakpoints, but did not review specific information regarding whether there would be economies of scale with respect to the Subadviser’s management of the Portfolio because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the approved Advisory Agreement and concluded that the management fee structure, including the amount of management fees retained by SAAMCo was reasonable in light of the factors discussed above.

Terms of Advisory Contracts.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SAAMCo and the Subadviser. The Board considered that SAAMCo will pay all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the Trustees and any officers of the Trust who are employees of SAAMCo. The Board also reviewed the terms of payment for services rendered by the Subadviser and noted that SAAMCo will compensate the Subadviser out of the fees it receives from the Portfolio. The Board noted that the Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered other terms and conditions of the Advisory Contracts.

Conclusions.

In reaching its decision to recommend the approval of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo and the Subadviser possess the capability and resources to perform the duties required of it under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolio and its shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

302

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Trust’s portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how SunAmerica Series Trust Portfolios voted proxies related to securities held in SunAmerica Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying has not been audited by independent accountants and accordingly no opinion has been expressed.

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THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R1411SAR.9 (9/12)

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: October 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: October 9, 2012

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: October 9, 2012